Exhibit 99.3 Schedule 3

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
20269827	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.375%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated xx
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx .
No active liens and judgments have been found.
Property tax status is not available in the updated title report.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,699.02(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,838.42, and the interest rate is 8.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28957762	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. The chain of assignments is completed. The loan is currently assigned with xx. There is a junior mortgage originated on xx. No active judgments or liens have been found. Annual combined taxes for 2022 are exempt. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,119.43, which applied for xx/xx/2023. The current P&I is $890.68 with an interest rate of 5.750%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the final loan application, XXX was qualified using Social security income.
As per servicing comment dated 0xx/xx/2023, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraisal report is expired. Appraisal update report is missing from the loan file. Appraised value $166K. Current UPB $149K. Further details not found."
* Compliance Testing (Lvl 3)     "Loan fails Qualified mortgage lending policy points and fees test due to fees charged $5,541.39 exceeds fees threshold of $4,303.89 Over by +$1,237.50.

The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $4,296.39
Processing Fee paid by Borrower: $250.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test points and fees test due to fees charged $5,541.39 exceeds fees threshold of $4,303.89 Over by +$1,237.50.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $4,296.39
Processing Fee paid by Borrower: $250.00

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 6.896% exceeds APR threshold of 8.866% over by -1.970%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Points - Loan Discount Fee $763.00 However, CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $4,296.39. This is an increase in fee of $3,533.39 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,541.39 exceeds fees threshold of $4,303.89 Over by +$1,237.50.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $4,296.39
Processing Fee paid by Borrower: $250.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $5,541.39 exceeds fees threshold of $4,303.89 Over by +$1,237.50.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $4,296.39
Processing Fee paid by Borrower: $250.00"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx/xx/2022 and the loan closed on xx/xx/2023. No lock extension has been found."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2250	Not Applicable
10706933	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,615.70	09/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.628%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The county taxes for 2022 were paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,916.51(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,421.32, and the interest rate is 5.625%. the current UPB is $XXXX.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: XXXX Tape Value: 13 |---| -2 |----| -15.38461% Comment: Note reflects age of loan as 11 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.628%   Tape Value: 34.945%   Variance: 14.683%   Variance %: 14.68300%   Comment: The borrowers income is $XXXX & total expenses are $2,870.73. DTI is 49.628%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.351%   Tape Value: 22.780%   Variance: 9.571%   Variance %: 9.57100%   Comment: The borrowers income is $XXXX & hsg expenses are $1,871.37. Hsg ratio is 32.351%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Note reflects the Stated maturity date as xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved as OO and is an SFR with an LTV/CLTV of 95%. However, the tape shows the maximum LTV for a 2-unit investment property is 75%, which does not meet guidelines. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.628% as the borrower’s income is $5,784.50 and total expenses are in the amount of $2,870.73. The loan was underwritten by DU (locator# Full PKG-Pg#xx), and its recommendation is “Approve/Eligible” with a DTI of 49.63%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39424971	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,395.17	09/20/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	43.894%	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2021	XXXX	Not Applicable	3.375%	XXXX	01/XX/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated onxx.
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active judgments and liens have been found.
The annual combined taxes for 2023 are due in the amount of $1,395.17 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 3 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of PITI $1,195.46 which includes the P&I of $938.88, which was applied to the due date of xx/xx/2023. The current rate of interest is 3.375% and the current UPB is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 3 months and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the collection comments, no reason for default has been found.
As per the collection comment dated xx/xx/2022, the borrower was approved for the VA Covid-19 partial claim payment from xx/xx/2022 to xx/xx/2022 and it was completed on xx/xx/2022. Further details not provided.
No foreclosure activity has been found.
According to the PACER, the borrower xx The date of last filing bankruptcy is xx/xx/2023 and bankruptcy is still active.
The loan was modified on xx/xx/2021 with a modified principal balance of $XXXX.
As per the collection comment dated xx/xx/2021, the subject property is occupied by the owner. As per the servicing comment dated xx/xx/2022, the subject property was affected by the natural disaster. CCs do not show any damage.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. Hence, the unsecured portion is $XXXX. The POC (Doc#23-1) was filed by the creditor "xx on xx/xx/2022 for the secured claim amount of $XXXX and the amount of arrearage is $XXXX. The Chapter 13 (Doc #22) plan was confirmed on xx/xx/2022. The borrower shall pay monthly in the amount of $1,075.00 for 60 months to the trustee. The date of last filing bankruptcy is xx/xx/2023 and bankruptcy is still active.	This modification agreement signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $938.88 with a modified interest rate of 3.375% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2051.	Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: The borrower is 3 months delinquent with the loan and it is in active BK. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $938.88   Variance: $239.94   Variance %: 25.55598%   Comment: Note reflects, stated P&I $1,178.82.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.75000%   Tape Value: 3.37500%   Variance: 2.37500%   Variance %: 2.37500%   Comment: Note reflects, stated rate is 5.75%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 443344444444444444444321 Tape Value: 999999996699 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.178% exceeds APR threshold of 5.740% over by +0.438%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11666944	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,545.60	10/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	34.843%	First	Final policy	Not Applicable	Not Applicable	04/01/2023	XXXX	Not Applicable	3.125%	XXXX	05/XX/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is a UCC judgment against the borrower in favor of xx. The annual county taxes for 2023 are due in the amount of $8,545.60. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of $2,177.27 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $1,076.72 and the interest rate is 3.125%.	Collections Comments:The loan is currently in collection, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2013 in the amount of $2,177.27 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The forbearance plan for 23 months began on xx/xx/2022 and ran until xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx
The Covid-19 attestation is located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2023 between the borrower xx and lender “xx”. As per the modified terms, the new principal balance is $XXXX. The borrower agreed to pay the P&I of $1,076.72 and interest rate of 3.125% beginning on xx/xx/2023 till maturity date of xx/xx/2051.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.843% Tape Value: 34.840% |---| 0.003% |----| 0.00300% Comment: DTI 34.843% Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -17 (Days)   Variance %:    Comment: Modification N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.376%   Tape Value: 21.380%   Variance: -0.004%   Variance %: -0.00400%   Comment: HTI 21.376%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.300%   Tape Value: 100.000%   Variance: 2.300%   Variance %: 2.30000%   Comment: CLTV Ratio 102.300%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.300%   Tape Value: 100.000%   Variance: 2.300%   Variance %: 2.30000%   Comment: LTV 102.300%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $XXXX Tape Value: $1076.72 Variance: $5.70 Variance %: 0.52938% Comment: P&I $1082.42 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			580	Not Applicable
45536340	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,277.80	10/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	55.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $6,277.80 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,146.71 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $1,483.90 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003 application, the borrower previously worked at xx
The appraisal report dated xx/xx/2022, which is located at xx, is subject to completion for construction per plans and specifications. However, no details have been found regarding the cost to complete the construction. CCs do not show damages.
As per the comment dated xx/xx/2022, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 55.219% Tape Value: 55.223% |---| -0.004% |----| -0.00400% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to completion for construction per plans and specifications. However, the appraisal report does not reflect the cost to complete the construction. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 55.21%. Tape shows the loan is uninsurable. XXX has 1.10 years on the job as a welder with the current employer, 0X30 since inception, FICO 735, and $26k equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $10,567.00 exceeds fees threshold of $9,410.94 over by +$1,156.06. The below fees were included in the test: Appraisal Review Fee paid by Borrower: $75.00, Funding Fee paid by Borrower: $455.00, Points - Loan Discount Fee paid by Borrower: $8,541.00, Processing Fee paid by Borrower: $575.00, Rate Lock Fee paid by Borrower: $377.00, Tax Certificate Fee paid by Borrower: $64.00, Underwriting Fee paid by Borrower: $455.00, Wire Transfer Fee paid by Borrower: $25.00. Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,567.00 exceeds fees threshold of $9,410.94 over by +$1,156.06. The below fees were included in the test: Appraisal Review Fee paid by Borrower: $75.00, Funding Fee paid by Borrower: $455.00, Points - Loan Discount Fee paid by Borrower: $8,541.00, Processing Fee paid by Borrower: $575.00, Rate Lock Fee paid by Borrower: $377.00, Tax Certificate Fee paid by Borrower: $64.00, Underwriting Fee paid by Borrower: $455.00, Wire Transfer Fee paid by Borrower: $25.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3) "Loan fails FHA QM rebuttable presumption test due to fees charged $10,567.00 exceeds fees threshold of $9,410.94 over by +$1,156.06. The below fees were included in the test: Appraisal Review Fee paid by Borrower: $75.00, Funding Fee paid by Borrower: $455.00, Points - Loan Discount Fee paid by Borrower: $8,541.00, Processing Fee paid by Borrower: $575.00, Rate Lock Fee paid by Borrower: $377.00, Tax Certificate Fee paid by Borrower: $64.00, Underwriting Fee paid by Borrower: $455.00, Wire Transfer Fee paid by Borrower: $25.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 4.961% exceeds APR threshold of 5.920% over by -0.959%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.21% as the borrower’s income is $5,045.00 and total expenses are in the amount of $2,785.81 and the loan was underwritten by DU (Locator#xx Quinones Plaza file pg#xx) and its recommendation is Approve/Eligible with a DTI of 55.21%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
65488187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,886.18	11/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	780	33.165%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,115.42(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,827.87, and the interest rate is 3.250%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,115.42(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,827.87, and the interest rate is 3.250%. The current UPB is $XXXX.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, borrower is receiving pension in the amount of $7,290.00.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 33.165% Tape Value: 33.168% |---| -0.003% |----| -0.00300% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 8.551% Tape Value: 8.553% Variance: -0.002% Variance %: -0.00200% Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -2 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.16%. Tape shows undisclosed mortgage debt, and the revised DTI is 58.38%. Further details not provided. XXX defect. Subject loan was originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	777
5375154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$2,676.24	$5,352.48	10/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	738	33.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated on xx.” There is a municipal lien active against the subject property in favor of xx. The second installment of town taxes for 2024 is due in the amount of $2,676.24 for xx/xx/2024. The first installment of town taxes for 2024 is past due (under 30-days) in the amount of $2,676.24 which was due on xx/xx/2023 and good through until xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,417.42 with an interest rate of 3.875% which was applied for the due date of xx/xx/2023. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,417.42 with an interest rate of 3.875% which was applied for the due date of xx/xx/2023. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/2021. The covid-19 attestation is located at xx.
As per the final application, previously, the borrower worked at xx
Appraisal report in the loan file is "subject to" repairs to the installation of a new septic system and painting is needed on the xx. Also, the tape shows the subject loan closed with renovation total repairs and reserves, as mentioned on the final CD, in the amount of $XXXX. Updated 1004D/completion report is missing from the loan file. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 33.638% Tape Value: 28.674% |---| 4.964% |----| 4.96400% Comment: As per final 1008 and DU borrower DTI 33.638% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.950%   Tape Value: 19.065%   Variance: -0.115%   Variance %: -0.11500%   Comment: As per 1008 and DU housing ratio 18.950%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 31 (Days)   Variance %:    Comment: As per note interest paid through date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: $306,988.00. Amount of Secondary Lien(s): $ 00.00. Loan Amount: $301,427.00 LTV= 90.00% and CLTV=98.189%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -114 (Days)   Variance %:    Comment: As per note document date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Collateral value used for underwriting: $306,988.00. Amount of Secondary Lien(s): $ 00.00. Loan Amount: $301,427.00 LTV= 90.00% and CLTV=98.189% Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows subject is a renovation loan closed with a typo in the total repairs and reserves shown on final CD. Appraisal report in the loan file is "subject to" repairs to the installation of a new septic system and painting needed on the walls of the garage. cost to cure is not provided in the report. Updated 1004D/Completion report is missing from the loan documents. The final CD dated xx/xx/2021 reflects an escrow holdback in the amount of $10,075.00."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects escrow holdback in the amount of $10,073.00. However, proof of release is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is a renovation loan closed with a typo in the total repairs and reserves shown on final CD. Final CD reflects escrow holdback in the amount of $10,073.00. No further details provided regarding the same." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the MA 209 CMR 32.35  higher-priced mortgage loan test due to an APR calculated at 4.637% exceeds APR threshold of 4.600% over by +0.037%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects Appraisal Fee amount at $550.00. However, final CD dated xx/xx/2021 reflects  Appraisal Fee amount at $1,100.00. This is an increase in fee of +$550.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated on xx and the 1 year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.637% exceeds APR threshold of 4.600% over by +0.037% HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	760
19722778	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,879.00	10/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	669	56.306%	First	Final policy	Not Applicable	Not Applicable	01/01/2022	XXXX	Not Applicable	3.625%	XXXX	02/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is junior mortgage active against the subject property in favor of the xx. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,711.67 which was applied for the due date of xx/xx/2023. The current P&I is $1,851.80 and PITI is $2,711.67. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per the final application, the borrower has been working atxx.
As per comment dated xx/xx/2021, borrower’s income is impacted by covid-19. FB plan was provided which ended on xx/xx/2021. Further details not provided.
As per comment dated xx/xx/2023, subject property has been occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is $XXXX. The borrower promises to pay $1,851.80 monthly with a modified interest rate of 3.625% beginning on xx/xx/2022 with a maturity date of xx/xx/2052.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 56.306% Tape Value: 56.304% |---| 0.002% |----| 0.00200% Comment: As per Tape data, Post Close DTI is 56.304%. However Final Application documents reflect as 56.306%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -115 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.121%   Tape Value: 42.119%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per Tape data, Post Close Housing Ratio is 42.119. However Final Application documents reflect as 42.121%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.000%   Tape Value: 80.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Collateral Value used for Underwriting: $540,000.00 Amount of Secondary Lien(s): $0.00 Loan Amount: $437,400. CLTV 81.000.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -1 (Days)   Variance %:    Comment: Original note reflects, note date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.000%   Tape Value: 80.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Collateral Value used for Underwriting: $540,000.00 Amount of Secondary Lien(s): $0.00 Loan Amount: $437,400. LTV 81.000.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1851.80   Variance: $462.96   Variance %: 25.00054%   Comment: As per Tape data, stated P&I is $1,851.80. However it reflects $2,314.76.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.87500% Tape Value: 3.62500% Variance: 1.25000% Variance %: 1.25000% Comment: As per Tape data, stated rate is 3.625%. However it reflects4.875%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to inaccurate APR. Initial CD reflects APR 4.827%. However final CD reflects 5.25% over by 0.423% and the revised closing disclosure delivery date is less than three business days. Subject loan is purchase case, originated on xx/xx/2018 the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2018 reflects points - loan discount fee at $6,561.00. However, final CD dated xx/xx/2018 reflects points - loan discount fee at $9,294.75. This is an increase in fee of +$2,733.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2018 the 1-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.306% as the borrower’s income is $6,655.00 and total expenses are in the amount of $3,747.15 and the loan was underwritten by DU (xx and its recommendation is "approve/eligible" with a DTI of 56.31%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			580	678
84774442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,155.18	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	41.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx. No active judgments and liens were found. The 1st installment of county taxes for 2023 is due on xx/xx/2024 in the amount of $1,077.59. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,347.49(PITI) which includes the P&I of $2,006.07 which was applied for the due date of xx/xx/2023. The current rate of interest is 5.625% and the current UPB is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property is located in thexx. Further details not provided. CCs do not show any damage.
As per the final application, the borrower worked at Kona Queen Hawaii as a bee keeper from xx/xx/2013 to xx/xx/2020. Currently, the borrower has been working atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 41.584% Tape Value: 41.907% |---| -0.323% |----| -0.32300% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 31.197% Tape Value: 31.520% Variance: -0.323% Variance %: -0.32300% Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -3 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject loan is uninsurable as the subject property is located inxx and does not meet HUD guidelines. No additional risk assessment report on the risk level of the subject property is missing from the loan documents. A Zillow search shows an estimated value of $425K. Current UPB $339K. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "USDA guarantee certificate is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by the originator is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated onxx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee  at $2,178.00.
Loan estimate dated xx/xx/2022 reflects Appraisal Fee at $750.00. However, CD dated xx/xx/2022 reflects Appraisal Fee at $875.00.
This is a cumulative increase in fee of $2,303.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year.

																																																																																								Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $42.00. However, CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at $82.00. This is a cumulative increase of +$35.80 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			715	Not Applicable
78264310	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$775.46	05/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	741	Not Applicable	45.983%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is one UCC finance statement against the borrower in favor of xx. The first installment of county taxes for 2023 has been paid in the amount of $387.73. The second installment of county taxes for 2023 is due in the amount of $387.73. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 5 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,100.99 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $890.94 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 5 months and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower has been working at "xx
Covid-19 attestation is available in the loan file, which is located at “xx
As per the comment dated xx/xx/2023, the borrower's income is impacted by Covid-19. The borrower was on Covid-19 FB plans, which ran and were extended several times from xx/xx/2023 to xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 45.983% Tape Value: 45.980% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio Percent is 45.983% Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.017%   Tape Value: 34.020%   Variance: -0.003%   Variance %: -0.00300%   Comment: Housing Ratio per U/W is 34.017%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.527%   Tape Value: 69.320%   Variance: 1.207%   Variance %: 1.20700%   Comment: Original CLTV Ratio Percent is 70.527%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.527%   Tape Value: 69.320%   Variance: 1.207%   Variance %: 1.20700%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Manufactured Housing Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The subject loan is FHA-uninsurable as the FHA disclosures are missing from the loan documents. Further details were not provided." * MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at xx” the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy, which is located at “xx. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured housing rider is attached to the recorded mortgage located at “xx," which states that the manufactured home with serial #xx has been affixed to the permanent foundation."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.98% as the borrower’s income is $3,560.00 and total expenses are in the amount of $1,637.00 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.98%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			572	Not Applicable
25915954	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$585.20	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	688	35.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $482.08(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $325.97, and the interest rate is 4.125%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $482.08(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $325.97, and the interest rate is 4.125%. The current UPB is $XXXX.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at “xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final application, the borrower was previously working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 35.801% Tape Value: 35.804% |---| -0.003% |----| -0.00300% Comment: As per DU, calculated DTI ratio percentage is 35.801%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.326%   Tape Value: 17.340%   Variance: -0.014%   Variance %: -0.01400%   Comment: As per DU, calculated housing ratio percentage is 17.326%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -761 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.187%   Tape Value: 96.500%   Variance: 1.687%   Variance %: 1.68700%   Comment: Original CLTV ratio percentage is 98.187%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.187% Tape Value: 96.500% Variance: 1.687% Variance %: 1.68700% Comment: Original standard LTV is 98.187%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan is uninsurable as the original appraisal report dated xx/xx/2020 expired prior to closing on xx/xx/2021. An appraisal update was not ordered before the original appraisal expired. The appraisal report in the loan file is 120 days old from the closing date. Further details were not provided. A Zillow search shows an estimated value of $XXX. Current UPB $63K."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.461% exceeds APR threshold of 4.510% over by +0.951%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.461% exceeds APR threshold of 5.003% over by +0.458%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. Subject loan is a purchase, originated on xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Appraisal Review Fee. However, CD dated xx/xx/2021 reflects Appraisal Review Fee at $150.00.
Initial CD dated xx/xx/2021 reflect Appraisal Re-Inspection Fee at $200.00. However, CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at $75.00.
This is an increase in fee of $225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test xx due to an APR calculated at 5.461% exceeds APR threshold of 4.510% over by +0.951%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	823
28421449	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,418.99	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx. The chain of assignments is incomplete. Currently, assignment is with xx. There is a UCC lien found against the subject property in favor of xx. The supporting document does not reflect the lien amount. The 2022 county annual taxes were paid in the amount of $5,418.99 on xx/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 4 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3,101.27, which was applied for the due date of xx/xx/2023. The current monthly P&I is $2,440.78, with an interest rate of 5.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is currently 4 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is loss of income due to having a stroke.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the comment dated xx/xx/2023, the forbearance plan was activated.
As per the servicing comment dated xx/xx/2023, the property is owner-occupied. Borrower’s intention is to keep property.
A modification has been offered to the borrower on xx/xx/2023. The new UPB is $XXXX and the deferred balance is $XXXX, which is effective on xx/xx/2023. The comment dated xx/xx/2023 shows that an incomplete mod has been received. The comment dated xx/xx/2023 shows that the modification was put on hold by the client. Subject loan is no ratio loan, qualified without borrower’s income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 19 |---| -7 |----| -36.84210% Comment: Note reflects age of loan as 12 months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Note reflects maturity date as xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan originated on xx/xx/2022, and the tape shows that the loan had an early payment default. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 5.866% exceeds APR threshold of 5.460% over by +0.406%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2361	Not Applicable
22341879	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,819.75	10/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	6.350%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender xx.
There is a UCC lien found against the subject property in favor of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for one month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of interest of $1,885.16, which was applied to the due date of xx/xx/2023. The current rate of interest is 6.350% and the current UPB is $XXXX. The borrower has been making interest-only payments for 10 years	Collections Comments:As per the review of the collection comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for one month and the next due date is xx/xx/2023. The current UPB is $XXXX.
The reason for default is not available in the collection comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
Subject loan is no ratio loan, qualified without borrower’s income.
The COVID-19 attestation is available at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 23 |---| -5 |----| -21.73913% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date as xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $11,092.00 exceeds fees threshold of $10,282.58 over by +$809.42.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $9,797.00
Underwriting Fee paid by Borrower: $1,295.00.

This loan failed the qualified mortgage APR threshold test due to APR calculated 6.638% exceeds APR threshold of 5.390% over by +1.248%.

This loan failed the qualified mortgage interest only test. (12 CFR 1026.43(e)(2)(i)(B))
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) amortization test due to APR calculated 6.638% exceeds APR threshold of 5.390% over by +1.248%.

This loan failed the amortization test due to the loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows an early payment default. Further details were not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.686% exceeds APR threshold of 4.640% over by +2.046%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91521762	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$6,575.92	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.975%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $8,350.61 which was applied for the due date of xx/xx/2023. The current P&I is $7,432.59 and PITI is $8,350.61. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
Subject loan is no ratio loan, qualified without borrower’s income.
As per the comment dated xx/xx/2023, borrower’s income is impacted by covid-19. A comment dated xx/xx/2023 shows the borrower has requested a 3-month RPP. Further details not provided.
As per comment dated xx/xx/2023, subject property is occupied by the tenant.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 18 |---| -5 |----| -27.77777% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1410000.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -3 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2052   Tape Value: xx/xx/2052   Variance: -61 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 348 Variance: -1 Variance %: -0.28735% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD (Early Payment Default). Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.268% exceeds APR threshold of 7.240% over by +0.028%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44761773	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXX	$0.00	$33,073.50	10/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.400%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	28.741%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the loan is with xx. There is an active HOA lien against the subject property in favor of xx. There is one junior mortgage active against the subject property in favor of xx. The first and second installments of county taxes for 2023 are due in the total amount of $XX No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $16,837.31 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $XXXX with an interest rate of 7.400%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower is self-employed. He has been the owner of “xx.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19, and the borrower is applying for a Covid-19 forbearance plan.
As per the comment dated xx/xx/2023, the account was fraudulently opened. Further details not provided.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 14 |---| -5 |----| -35.71428% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -2 (Days)   Variance %:    Comment: Original note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city name is 'xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is 120+ days delinquent. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2224	Not Applicable
69889121	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Yes	First	$0.00	$548.20	10/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	809	Not Applicable	41.206%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx.
The chain of the assignments has not been provided. However, the current assignment is with lender, xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
County taxes for 2023 are due in the amount of $548.20 on xx/xx/2023.
Water charges for 2023 are due in the amount of $60.51 on xx/xx/2023.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $532.32. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $532.32. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $XXXX   tape value: $XXXX   Variance: $3024.56   Variance %: 2.78824%   Comment: Seller tape shows Original Balance (or Line Amount) is $XXXX as per the Note document is $XXXX.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2026 Variance: 9466 (Days) Variance %: Comment: Seller tape shows State maturity date is xx/xx/2026 as per the Note document is xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report states ‘as is', with a C2 condition. The photo addendum reflects a future basement bathroom that is under renovation. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is closed with a 61.944% LTV. Tape shows MI insurance is not required because the LTV is less than 80%. PCCD does not shows borrower being charged for MI coverage. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Documentation Missing or Incomplete (Lvl 3) "The initial LE dated xx/xx/2022 is overwritten."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect the employment verification fee. However, the final CD dated xx/xx/2022 reflects an employment verification fee of $38.00. This is an increase in the fee of $38.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2021 reflects the sum of section C fees and the recording fee at $90.00. However, the final CD dated xx/xx/2022 reflects the sum of section C and the recording fee at $124.00. This is a cumulative increase of $25.00 for charges that in total cannot increase more than 10% test. The COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx.		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21989803	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,122.40	10/03/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	724	45.388%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due on xx/xx/2023 in the amount of $3,122.40. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,293.58 which was applied for the due date of xx/xx/2023. The current P&I is $1,109.14 and PITI is $1,293.58. The UPB is $XXXX.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per final application, the borrower has been working at xx.
According to the PACER, the borrowerxx.
As per comment dated xx/xx/2023, subject property has been occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per order confirming chapter-13 plan, the debtor promised to payxx for 60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral isxx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The loan is in active bankruptcy.

																																																																																		Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is limited cash out. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.388% as the borrower’s income is $11,776.36 and total expenses are in the amount of $5,345.03 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 45.39%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2168	2173
22928521	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,543.92	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	44.934%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for one month. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,399.08 with an interest rate of 6.625 % which was applied for the due date of xx/xx/2023. the current UPB is $XXXX. As per the tape data, the deferred balance is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for one month. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,399.08 with an interest rate of 6.625 % which was applied for the due date of xx/xx/2023. The current UPB is $XXXX. As per the tape data, the deferred balance is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. As per the comment dated xx/xx/2023, FB plan was setup and comment dated xx/xx/2023 shows that FB plan was extended for 3 months. Further details were not provided.
As per the final application, the borrower has been working atxx.
As per the latest property inspection report dated xx/xx/2023 located at xx, the subject property needs very minor work to bring it up to good condition. CCs do not show damages. Further details not provided. The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2023 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $11357.46 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $416.00. However, CD dated xx/xx/2023 reflects points - loan discount fee at $1,232.21. This is an increase in fee of +$816.21 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
64442177	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	First	$0.00	$9,128.75	11/15/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	633	45.489%	First	Commitment	Not Applicable	Not Applicable	10/11/2018	XXXX	Not Applicable	4.375%	XXXX	11/XX/2018	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There are two IRS liens active against the borrower in favor ofxx. There is judgment active against the borrower in favor ofxx. Annual combined taxes for 2023 are due on xx/xx/2024 in the amount of $9,128.75. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 12 months with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $1,721.17 which was applied for the due date of xx/xx/2022. The current P&I is $834.86 and PITI is $1,721.17. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 12 months with the loan and next due date is xx/xx/2022. The UPB is $XXXX.
As per the final application, the borrower has been working at xx.
As per comment dated xx/xx/2023, borrower’s income is impacted by covid-19. FB plan was approved for 3 months which started on xx/xx/2023 and ended on xx/xx/2023.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is $XXXX. The borrower promises to pay $834.86 monthly with a modified interest rate of 4.375% beginning on xx/xx/2018 with a maturity date of xx/xx/2058. However, the modification agreement was not signed by the borrower and the servicer.	Hazard Insurance Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2023 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows acquired as a conventional whole loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2016 does not reflect Points - Loan Discount Fee. However, final CD dated xx/xx/2016 reflects Points - Loan Discount Fee at $946.91. This is an increase in fee of $941.91 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.48%, as the borrower’s income is $3,286.41 and total expenses are in the amount of $1,494.94 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45.48%. Subject loan originated on xx.		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	581
59010658	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,407.76	05/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	45.301%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The county taxes for 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for 3 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,468.19(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,056.61, and the interest rate is 3.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 3 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,468.19(PITI) and was applied to the due date of xx/xx/2023. The monthly P&I is $1,056.61, and the interest rate is 3.375%. The current UPB is $XXXX.
As per the comment dated xx/xx/2022, borrower's income was impacted by the COVID. Comment dated xx/xx/2022 shows that FB plan ended on xx/xx/2022. Further details were not provided.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $9369.50 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45.00%. The tape shows that income miscalculation and that the lender did not establish ATR. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,616.00 exceeds fees threshold of $6,827.52 over by +$3,788.48.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,295.00
Points - Loan Discount Fee paid by Borrower: $9,321.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $152,695.62. Calculated finance charge is $152,795.67 for an under disclosed amount of -$100.05.Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx2 the SOL is 3 year.

TILA Foreclosure rescission finance charge on final CD as $152,695.62. Calculated finance charge is $152,795.67 for an under disclosed amount of -$100.05. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated onxx the SOL is 3 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects points - loan discount fee at $7,442.00. However, final CD dated xx/xx/2022 - reflects points loan discount fee $9,321.00. This is an increase in fee of +$1,879.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx the SOL is 3 year.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of section C fees and recording fee at $1,278.00. However, final CD dated xx/xx/2022 reflects the sum of section C fees and recording fee $1,432.50 This is a cumulative increase of $26.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated onxx the SOL is 3 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $10,616.00 exceeds fees threshold of $6,827.52 over by +$3,788.48.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,295.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $9,321.00."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.301%, as the borrower’s income is $6,245.50 and total expenses are in the amount of $2,829.28 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 45.00%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	Not Applicable
26713828	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	09/15/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	120.685%	First	Final policy	Not Applicable	Not Applicable	08/01/2021	XXXX	XXXX	2.875%	XXXX	08/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active liens or judgments have been found against the borrower or subject property. No prior year’s delinquent taxes have been found. The taxes are to follow.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $991.36 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $466.91 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $991.36 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The loan has been modified. As per the notice of lis pendency located at xx”, the foreclosure was initiated and the complaint was filed on xx/xx/2020. As per the document located at “xx”, the notice of lis pendency was cancelled. As per the comment dated xx/xx/2021, the foreclosure was closed. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx/xx/2021, the borrower’s income was impacted by Covid-19 pandemic. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of lis pendency located at xx, the foreclosure was initiated and the complaint was filed on xx/xx/2020. As per the document located at xx”, the notice of lis pendency was cancelled. As per the comment dated xx/xx/2021, the foreclosure was closed.

Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2021 between the borrower “xx” and lender “xx. As per the modified terms, the new principal balance is $XXXX with the deferred principal balance is $7,775.35 and the interest bearing principal balance is $XXXX. The borrower agreed to pay the P&I of $466.91 and interest rate of 2.875% beginning on xx/xx/2021 till the maturity date of xx/xx/2061.	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan acquired with no MI coverage or cancelled. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The Compliance Ease Risk indicator is "Elevated” due to the following points:
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test: fail
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: fail"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. New York Real Property Escrow Account Disclosure
9. Commitment Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	Not Applicable
41729083	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$4,857.20	12/22/2021	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	39.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There are multiple judgments active against the borrower in favor of xx. The first installment of county taxes for 2022 was paid off in the amount of $2,428.60 on xx/xx/2023. The second installment of county taxes for 2022 was paid off in the amount of $2,428.60 on xx/xx/2023. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is currently delinquent for 20 months, and the next due date for payment is xx/xx/2022. The last payment was received on xx/xx/2021 in the amount of $1,693.59, which applied for xx/xx/2021. The current P&I is $1,099.47 with an interest rate of 2.875%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is in foreclosure.
As per the review of the updated payment history as of xx/xx/2023, the borrower is currently delinquent for 20 months, and the next due date for payment is xx/xx/2022. The UPB as of the date mentioned in the updated payment history is $XXXX.
As per a document located at “xx” the FC was initiated in 2023. The complaint was filed on xx/xx/2023 with the casexx. Further details not provided.
No bankruptcy-related details have been found.
As per final application, the borrower has been working at xx.
Information regarding the property ownership and condition is not available in the latest servicing comments.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:As per a document located at “xx” the FC was initiated in 2023. The complaint was filed on xx/xx/2023 with the case#xx. Further details not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2021. Initial LE dated xx/xx/2020 reflects lender credit at $47.00. However, CD dated xx/xx/2021 reflects lender credit at $00.00. This is decrease of $47.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx.

																																																																																								Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects Credit Report Fee at $33.00. However, CD dated xx/xx/2021 reflects Credit Report Fee at $36.60. This is an increase in fee of +$3.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated onxx.		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	Not Applicable
9833561	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,595.63	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.147%	First	Final policy	Not Applicable	Not Applicable	07/01/2023	XXXX	Not Applicable	6.000%	XXXX	07/XX/2023	Financial Hardship	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of county taxes for 2022 have been paid off in the amount of $576.59 on xx/xx/2023.
The 1st & 2nd installments of combined taxes for 2024 are paid off in the total amount of $3,632.28 on xx/xx/2023 & xx/xx/2023 respectively,
The 3rd and 4th installments of combined taxes for 2024 are due in the total amount of $3,632.28 on xx/xx/2024 & xx/xx/2024 respectively.
The utility charges for 2023 (parcel#xx) are delinquent in the amount of $337.24 good through xx/xx/2023.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,470.68, which applied for xx/xx/2023. The current P&I is $548.74 with an interest rate of 6.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, the principal borrower deceased.
As per the servicing comment dated xx/xx/2022, the reason for default is a reduction in income.
As per the comment dated xx/xx/2022, the borrower’s income was impacted by covid-19
According to the servicing comment dated xx/xx/2021, the borrower was disputing for trial payment plan. Further details not provided.
Information regarding the property ownership and condition is not available in the latest servicing comments.
According to servicing comments dated 0xx/xx/2023, there is casualty loss due to disaster. More details not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2023. The new modified rate is 6.000% and borrower promises to pay the P&I of $548.74 which began on xx/xx/2023. The new principal balance is $XXXX. The maturity date is xx/xx/2063.	Good Faith Estimate		2: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of Late Fees Test." * ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. Late Fees charged 5.00% Comparison Data 2.00% Variance +3.00%. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Good Faith Estimate missing or unexecuted (Lvl 2) "The final good faith estimate is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	Not Applicable
55442612	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Nebraska	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,813.75	11/14/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	44.245%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is prior state tax lien active against the borrower in favor of xx. 1st and 2nd half combined taxes for 2024 are due in the amount of $3,813.75. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 9 months with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $2,938.25 which was applied for the due date of xx/xx/2022. The current P&I is $1,931.42 and PITI is $2,938.25. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 9 months with the loan and next due date is xx/xx/2022. The UPB is $XXXX.
As per final application, the borrower has been working at xx.
As per comment dated xx/xx/2022, borrower’s income is impacted by covid-19. FB plan was approved which started on xx/xx/2022 and extended until xx/xx/2023.
Appraisal of subject property is subject to repairs of multiple items listed in the specifications & repairs $XXXX. Comment dated xx/xx/2023 shows that the house is under construction. Further details not provided.
Covid-19 attestation is located at “9014277352 Kelly Closing Package.pdf pg#xx”.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Seller's tape shows forbearance MOD. As per comment dated xx/xx/2022, FB plan was approved which started on xx/xx/2022 and extended to until xx/xx/2023. However, copy of modification agreement is missing from the loan files.	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in the specifications & repairs $126,794.00. Final closing disclosure shows escrow holdback amount $126,794.00. 1004D completion report is missing from the loan documents." * Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of $126,794.00. However, proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The following list of fees were included in the test:
Attorney's Fee-Borrower's Attorney paid by Borrower: $1,650.00
Consultant Fee paid by Borrower: $1,000.00
Permits paid by Borrower: $2,300.00
Title - Mortgage Payoff and paid by Borrower: $10.00
Title Closing Service Letter paid by Borrower: $75.00
Title Update Fee paid by Borrower: $500.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows forbearance MOD. However, as per comment dated xx/xx/2022, FB plan was approved which started on xx/xx/2022 and extended to until xx/xx/2023."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.245% as the borrower’s income is $8,271.00 and total expenses are in the amount of $3,659.48 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.245%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
91421484	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,551.93	08/31/2023	Not Applicable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.402%	First	Final policy	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	5.625%	XXXX	06/XX/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx. There is a junior partial claim mortgage against the subject property originated on xx/xx/2023 in favor of the xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,356.11 and PITI is $1,823.29. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,356.11 and PITI is $1,823.29. The UPB reflected as per the payment history is $XXXX.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted by Covid-19.
As per comment dated xx/xx/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy.
As per final 1003, the borrower was previously working at Stratoshere Hotel and Casino for the period xx/xx/1997 to xx/xx/2017. Currently, the borrower has been working at xx.
Foreclosure Comments:The foreclosure was initiated in 2021.  The notice of lis pendens located at “xx” shows that the foreclosure complaint was filed on xx/xx/2021 in favor of xx. The lis pendens was released on xx/xx/2021. Again, the case is resumed and lis pendens was filed on“xx” with the casexx No recent sale has been scheduled as per latest comment. As per the servicing comment dated xx/xx/2023, the loan is in active litigation and action filed on xx/xx/2023. No further evidence has been found stating the litigation has been resolved. However, as per the comment dated xx/xx/2023, the FC was put on hold due to active loss mitigation. As per release of lis pendens located at “xx” foreclosure case is cancelled. Further details are not available.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $1,356.11 with the rate of interest 5.62500% and a maturity date of xx/xx/2048. As per the comment dated xx/xx/2023, the servicer provided Covid-19 mod which is effective from xx/xx/2023 with new amortized UPB $219, 740.62. The P&I is $1,356.11 and interest rate is 5.625%. However, the loan modification agreement is missing from the loan file.	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2018 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $43957.69 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx/xx/2048 Tape Value: xx/xx/2048 Variance: -30 (Days) Variance %: Comment: xx/xx/2048 Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2018 is subject to completion/repairs due to multiple listed items in the quotation for repairs #Pgxx and the cost to cure is $153,980.00. Updated 1004D is missing from the loan documents and final CD reflects escrow holdback in the amount of $177,077.00."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2018 reflects escrow holdback in the amount of $177,077.00. However, proof for release of escrow holdback is available at Pg#xx with amount of 155,720.89 and remaining balance of escrow holdback is missing from the loan documents."	* LE/CD Issue date test Fail (Lvl 3) "Initial loan estimate is dated xx/xx/2018 and signed by the borrower on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx.
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.869% exceeds APR threshold of 6.835% exceed by 0.034%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.869% exceeds APR threshold of 6.390% over by +0.479%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2018 delivered on xx/xx/2018 which is more than 3 business days from initial application date xx/xx/2018. Subject loan is purchase case, originated onxx.
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.869% exceeds APR threshold of 6.390% over by +0.479%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$153,980.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			525	Not Applicable
14723994	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,976.63	10/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	41.999%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is a notice of commencement against the subject property for the installation of accordion shutters which was recorded on xx/xx/2023. The annual combined taxes for 2023 are due in the amount of $3,817.56 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,842.74 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $1,503.90 with an interest rate of 5.625%. the current UPB is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. The seller tape data shows the defect as xx, HOA is in the process of obtaining a loan for $1.2M to finance repairs needed for 40-year certification, until repairs have been completed, the file is ineligible for delivery to xx”. Further details not provided. CCs do not show the repairs.
As per servicing comments dated xx/xx/2022, the disaster impact mail has been received. Further details not provided.
As per the final application, the borrower xx. as a sales administrative for 120 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Appraisal is as is. The tape shows that the subject loan was repurchased fromxx due to the condo questionnaire, the HOA is in the process of obtaining a loan for $XXX million to finance repairs needed for 40-year certification. A 1004D report verifying the completion of repairs is missing from the loan documents. A Zillow search shows an estimated value of $XXXX. Current UPB $257K. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $11,717.00 Fees threshold $7,641.11 Over By +$4,075.89.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $7,184.00
Points - Loan Discount Fee paid by Borrower: $4,533.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $11,717.00 exceeds fees threshold of $7,641.11. over by +$4,075.89.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $7,184.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $4,533.00"			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
8874935	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	First	$0.00	$8,102.60	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	31.579%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens found. First installment of town taxes for 2024 was paid off in the amount of $2,025.65 on xx/xx/2023 Second installment of town taxes for 2022 was paid off in the amount of $2,025.65 on xx/xx/2023. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is currently delinquent for 4 months, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3,031.61, which applied for xx/xx/2023. The current P&I is $2,406.38 with an interest rate of 2.880%. The UPB as of the date mentioned in the updated payment history is $XXXX. According to the servicing comment dated xx/xx/2023, the borrower agreed for “Covid Deferment Account” in the amount of $4,034.48.	Collections Comments:The loan is in collection.
As per the review of the updated payment history as of xx/xx/2023, the borrower is currently delinquent for 4 months, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the final loan application, the borrower has been working at Perkinelmer as a sr. financial analyst for 15 years.
As per the servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to the COVID-19. FB plans ran and were extended several times from xx/xx/2022 and last fb plan ended on xx/xx/2023.
According to the servicing comment dated xx/xx/2023, the borrower agreed to a “Covid Deferment Account” in the amount of $4,034.48. The current UPB is $XXXX; the new amortizing UPB is $XXXX; the new interest rate is 2.875% with a new term of 340; the deferred principal is $3,184.66 and the deferred advanced escrows are $4,550.74.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
The appraiser noted repairs needed to the 2nd floor covered porch due to water damage, which estimated a cost of $1,000. Further details were not provided. However, the collection comments as of xx/xx/2023 do not show any damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and appraisal show some parts of the second floor covered porch ceiling due to water damage need repairs. The total estimated cost to cure is $1,000. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback. Elevated for client review." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32%. Tape shows undisclosed mortgage monthly debt of $3,132 opened prior to closing may push DTI to 69%. Further details not provided. XXX defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception test failed the reimbursement due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees and Recording fee at +$2,685.00. However, CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at $2,995.00. This is a cumulative increase of $41.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx.		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
84341631	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,118.15	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	38.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx. There is a mechanic's lien contract against the subject property which was made between the owner and the contractor and was recorded on xx for the amount of $XXXX. The combined taxes for 2022 have been paid in the amount of $4,332.87 on xx/xx/2022. The combined taxes for 2023 have been due in the amount of $8,118.15 on xx/xx/2024. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $2,490.19 on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 4.375%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $2,490.19 on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: DAVID |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and file show appraised value at $525K but field review at $459K. Zillow search shows the subject currently valued at $598K. Current UPB is $487K. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $16,459 Exceeds Fees threshold of $14,419.62 Over by +$2,039.38.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,481.00
Points - Loan Discount Fee paid by Borrower: $8,978.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $16,459.00 exceeds fees threshold of $14,419.62 over by +$2,039.38.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,481.00
Points - Loan Discount Fee paid by Borrower: $8,978.00"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the revised closing disclosure delivery date test (waiting period required) due to the APR disclosed on xx/xx/2022 became inaccurate and requires new waiting period of 3 business days before consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, final CD dated 0xx/xx/2022 reflects Points - Loan Discount Fee at $8,978.00.
Initial loan estimate dated xx/xx/2022 does not reflect Loan Origination Fee. However, final CD dated 0xx/xx/2022 reflects Loan Origination Fee at $7,481.00.
This is a cumulative increase in fees of +$16,459.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								TRID Violation due to decrease in lender credit on Initial CD dated xx/xx/2022 reflects Lender credits at $867.33. However, final CD dated 0xx/xx/2022 reflects Lender credits at $0.00. This is decrease of $867.33 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on 0xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
33642401	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,194.77	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	798	759	30.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens and judgments have been found. The annual combined and school taxes for 2023 were paid in the total amount of $12,194.77. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,952.70 (PITI) which includes the P&I of $3,876.13 which was applied for the due date of xx/xx/2023. The current rate of interest is 5.99% and the current UPB is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower xx.
The COVID-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $1340000.00 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and file shows subject was approved as second home. Tape also shows loan repurchased as subject is currently thexx Inn (7000 square foot, multiple BRs) with a restaurant and other amenities. Subject may have also previously been a senior living center, as shown on Zillow. Current UPB $638K. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	771
7231271	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,751.65	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	41.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. County taxes for 2022 are due in the amount of $1,751.65 on xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,139.48 and PITI is $1,576.94. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,139.48 and PITI is $1,576.94. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Document Preparation Fee paid by Borrower: $50.00
Processing Fee paid by Borrower: $250.00
Underwriting Fee paid by Borrower: $695.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan file."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the appraised value of the subject is not supported due to the use of inappropriate comparable sales and the failure to use comparable sales that are the most locationally and physically similar to the subject property. The review of the appraisal report shows that the subject is in a suburban area, and comp #3 is 4.24 miles away from the subject. The comps used are dissimilar in terms of lot size, age, property condition, bedroom and bathroom count, GLA, and additional amenities. Comp #2, with a sales price of $XXX, is closest to the subject property, valued at $XXX. Zillow search shows the estimated value at $XXX. Current UPB is $255K."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
36659296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,145.75	10/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	784	Not Applicable	28.371%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. There are multiple judgments active against borrower “xx in favor of xx. There is hospital lien found against the subject property in favor of xx. Annual county taxes for 2023 are due on xx/xx/2024 in the amount of $3,145.75. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,064.77, which applied for xx/xx/2023. The current P&I is $1,064.77 with an interest rate of 5.875%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working atxx.
As per tape data current occupancy is investor.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject property appraisal report is 'as is'. Tape shows the loan was purchased from xx as the subject condo project is an ineligible condo project until all critical repairs have been completed, including structural repairs, roof replacement, elevator upgrades, and plumbing repair, all part of the 40-year recertification. The total of the estimated assessment planned is IAO $1.3 million. A Zillow search shows an estimated value of $262K. Current UPB is $176K. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
7505979	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,074.28	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.490%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	49.393%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is one junior mortgage against the subject property in favor of xx. There is one prior credit card judgment against the borrower in favor of xx. There is one prior IRS lien against the borrower in favor of xx. The first and second installments of county taxes for 2023 are due in the total amount of $XX. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,580.09 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $3,552.45 and the interest rate is 6.490%. The tape reflects the deferred balance is $XXXX.	Collections Comments:The loan is currently in collection, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,580.09 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property has been impacted by the disaster.
As per the comment dated xx/xx/2023, the borrower's income is impacted by Covid-19. As per the comment dated xx/xx/2023, the borrower was approved for a Covid-19 standalone partial claim with an effective date of xx/xx/2023 and a partial claim amount of $XXXX.
As per the comment dated xx/xx/2023, the subject property is occupied.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $3,552.45, an interest rate of 6.49% and a maturity date of xx/xx/2052. According to the payment history as of xx/xx/2023, the current P&I is $3,552.45. As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023. As per the tape, the deferred balance is $XXXX. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $25233.37 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2052 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,653.00 exceeds fees threshold of $16,480.03 over by +$172.97.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $16,175.00
Points - Loan Discount Fee paid by borrower: $478.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $16,653.00 exceeds fees threshold of $16,480.03 over by +$172.97.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $16,175.00
Points - Loan Discount Fee paid by borrower: $478.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption fees test due to fees charged $16,653.00 exceeds fees threshold of $16,480.03 over by +$172.97.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $16,175.00
																																																																																							Points - Loan Discount Fee paid by borrower: $478.00"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.573% exceeds APR threshold of 9.025% over by -1.452%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			508	Not Applicable
84180816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,765.03	09/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	751	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is a prior state tax lien against the borrower xx. The first, and second installments of 2024 combined taxes are due in the amount of $1882.51. The water charges are due in the amount of $57.70 on xx/xx/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1761.38 which was applied for the due date of xx/xx/2023. The current P&I is $806.11 and PITI is $1761.38. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the final loan application, the borrower has been working at “xx. Covid-19 attestation document is located atxx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: XXXX Tape Value: XXXX |---| |----| Comment: Note reflects borrower # 2 1st name as XXXX. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: XXXX   Tape Value: G   Variance:    Variance %:    Comment: Note reflects borrower last name as XXXX.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: G   Tape Value: XXXX   Variance:    Variance %:    Comment: Note reflects borrower #2 middle name as XXXX   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2023 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The tape shows follow-up sent to Doc Management. USBC does not have collateral; it was shipped to NWTC by mistake, and NWTC cannot locate it as of 2/10/22."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the first lien prohibited fees test.
The following fees were included in the test:
Title Closing Protection Letter (CPL) paid by Borrower: $75.00"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects a credit report fee of $30.00. However, the final CD dated xx/xx/2021 reflects a credit report fee of $31.00. This is an increase in the fee of $1.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	780
14012112	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,439.98	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	49.613%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1824.04 which was applied for the due date of xx/xx/2023. The current P&I is $1069.52 and PITI is $1824.04. The UPB is $XXXX. As per document located at (XXXX), there is a deferred balance in the amount of $29928.09.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is $XXXX.
As per final 1003, the borrower was previously working atxx. Currently, the borrower joinedxx as a pharmacist for 1.25 years. The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the appraisal dated xx/xx/2019, the subject property is "subject to" repairs to the floor plan and other multiple items. The cost estimate document dated xx/xx/2019 and located at "xx" shows the total estimated cost to cure is $XXXX. Also, 1004D, located at xx," shows that the rear patio structure was not repaired, exterior wood surfaces were not primed, and exterior rear doors have not been replaced. However, the 1004D completion report is missing from the loan documents. As per tape data, 55% of the renovation is complete.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $29928.09 |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per the appraisal dated xx/xx/2019, the subject property is "subject to" repairs to the floor plan and other multiple items. The cost estimate document dated xx/xx/2019 and located at xx" shows the total estimated cost to cure is $51,532.00. Also, 1004D, located at "xx," shows that the rear patio structure was not repaired, exterior wood surfaces were not primed, and exterior rear doors have not been replaced. However, the 1004D completion report is missing from the loan documents. Zillow search shows an estimated value at $246,800.00. Current UPB is $165,496.52.

Tape shows 55% of the renovations were completed. Work to be completed 05/31/23: Final draw estimate to go out on 04/14/23. File does not show completion."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects escrow holdback in the amount of $56,025.20. However, proof of release is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 6.251% exceeds APR threshold of 5.710% over by +0.541%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.251% exceeds APR threshold of 5.710% over by +0.541%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.61%, as the borrower’s income is $10,067.76 and total expenses are in the amount of $4,994.89 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.61%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$59,812.50	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
68377140	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$8,076.19	$11,534.19	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	46.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active judgments and liens have been found. The first and second county taxes for 2023 are due on xx/xx/2023 and xx/xx/2024 in the amount of $11,534.19. The supplemental county taxes of 2023 are partially paid in the amount of $50.00. However, the delinquent balance (remaining after payment) is $8076.19 and the good through date is xx/xx/2023.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $6,857.21 (PITI) which was applied to the due date of xx/xx/2023. The current P&I is $5,524.84 and the rate of interest is 6.49%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The current UPB is $XXXX.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the collection comment dated xx/xx/2023, the disaster impact mail has been received. CCs do not show any damage.
As per the final loan application, the borrower was previously working at "xx. Currently, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: XXXX |---| |----| Comment: The borrower's first name isxx. Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The borrower's last name isxx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $1100000.00 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.85%. Tape shows XXX qualified off pension income but was not of pension age and rental income for departure REO was incorrectly calculated. The federal tax debt of $3,071.57 that was required to be paid in full at closing was not paid, and the revised DTI is 73.17%. Further details not provided. Lender defect. The subject loan originated on xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
50120715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$3,001.89	09/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	39.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx. No active judgments and liens have been found. The annual installment of county taxes for 2023 is due in the amount of $3,001.89 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,889.89 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $1,610.26 with an interest rate of 3.250%. the current UPB is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower worked atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2022 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $15,974.30 exceeds fees threshold of $10,575.71 over by +$5,398.59.
The below fees were included in the test:
Administration Fee paid by borrower: $1,095.00
Loan Origination Fee paid by borrower: $7,890.00
Points - Loan Discount Fee paid by borrower: $6,989.30

Loan failed qualified mortgage lending policy points and fees test due to fees charged $15,974.30 exceeds fees threshold of $10,575.71 over by +$5,398.59.
The below fees were included in the test:
Administration Fee paid by borrower: $1,095.00
Loan Origination Fee paid by borrower: $7,890.00
Points - Loan Discount Fee paid by borrower: $6,989.30"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.19%. Tape shows XXX's current employment and bank statement with BOA were falsely represented. Further details not provided. XXX defect. The subject loan originated on xx.		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	Not Applicable
80433727	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$657.24	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	40.625%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx. No active judgments/liens have been found in the updated title report against the borrower/subject property The combined taxes for 2023 have been due in the amount of $657.24 on xx/xx/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $1,187.54 on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 4.490%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $1,187.54 on xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the loan was repurchased due to appraisal discrepancies such as the selection and use of inappropriate comparable sales and the failure to use comparable sales that are the most locationally and physically similar to the subject property. The review of the appraisal report shows that the comps are superior in terms of GLA and additional features, which led to a large line adjustment. The first three comp sales used in the sales grid are located across 1 mile. The subject property is valued at $XXXX. Zillow search shows an estimated value of $XXXX. The current UPB is $228,897.14. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
23397519	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,562.92	10/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	649	659	43.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,293.04 which was applied for the due date of xx/xx/2023. The current P&I is $1,372.94 and PITI is $2,293.04. The UPB is $XXXX.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per the final application, the borrower has been working at xx.
As per comment dated xx/xx/2022, borrower’s income is impacted by covid-19. Comment dated xx/xx/2022 shows deferral plan was approved. As per deferral agreement located at xx.
Covid-19 attestation is located atxx.
The appraisal report dated xx/xx/2020 is “subject to” completion. The renovation document (located at xx) shows multiple repairs to the property. The estimated cost of repair is $XXXX. As per tape data, window renovation is active. CC does not show damages.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows borrower reached on 01/13/23 and he needs until April 2023. Waiting on Windows reno escrow $47,736.25. Appraisal report dated xx/xx/2020 is completed as “subject to” for repairs. Subject is a homestyle renovation conventional loan and bid itemization in file shows total of $95,000 required for completion of the work. Updated 1004D is missing from the loan document. Final CD reflects escrow holdback in the amount of $104,500 ($95K for 203(k) renovation and $9,500 for contingency reserves). Zillow search show an estimated value of $XXXX. UPB $227,311.09."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Subject loan is a homestyle renovation. Final CD reflects escrow holdback in the amount of $104,500 ($95K for 203(k) renovation and $9,500 for contingency reserves). However, proof for release of escrow holdback is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $7,699.07 Exceeds Fees threshold of $6,840.89 Over by +$858.18.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,115.00
Loan Origination Fee paid by Borrower: $1,682.19
Points - Loan Discount Fee paid by Borrower: $4,471.88
Processing Fee paid by Borrower: $430.00

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $7,699.07 exceeds fees threshold of $6,840.89 Over by +$858.18.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,115.00
Loan Origination Fee paid by Borrower: $1,682.19
Points - Loan Discount Fee paid by Borrower: $4,471.88
Processing Fee paid by Borrower: $430.0"
* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows borrower was 4 full monthly payments past due (18-month forbearance; FNMA stated forbearance counts as missed payments in GSE's eyes)."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.178% exceeds APR threshold of 4.890% over by +2.288%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.31% as the borrower’s income is $18,000.11 and total expenses are in the amount of $7,795.76 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 43.31%."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	Unavailable
99729838	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,263.32	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	45.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens found.
Parcel # xx
First installment of combined taxes for 2022 was paid off in the amount of $1,157.19 on xx/xx/2023.
Second installment of combined taxes for 2022 was paid off in the amount of $1,106.13 on xx/xx/2023.
Parcel # xx
First installment of combined taxes for 2022 was paid off in the amount of $161.08 on xx/xx/2023.
Second installment of combined taxes for 2022 was  paid off in the amount of $159.66 on xx/xx/2023.
The utility charges for parcel#xx are delinquent in the amount of $144.92 good through xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,254.17, which applied for xx/xx/2023. The current P&I is $881.89 with an interest rate of 5.990%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx.
Information regarding the property occupancy is not available.

The appraisal report shows 'as is'. The photos addendum show repainting on doors, windows, metal roofing, kitchen ceilings needing drywall mud, the 2nd floor bath is missing a toilet, there are missing handrails on the steps in the basement, and the detached garage also needs repainting. The estimated cost of repainting, flooring, and other repairs is $XXXXhe collection comment as of xx/xx/2023, do not show any damages or repairs.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows 'as is'. The photo addendum shows need for repainting on doors, windows, and metal roofing. The kitchen ceilings need drywall the 2nd floor bath is missing a toilet, there are missing handrails on the steps in the basement and the detached garage also needs repainting. The estimated cost of repainting, flooring and other repairs is $25,000. Updated 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.93% as the borrower’s income is $2,730.48 and total expenses are in the amount of $1,254.18 and the loan was underwritten by LP xx and its recommendation is Accept/Eligible with a DTI of 45.93%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
19549644	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,583.49	10/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	42.944%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is no chain of assignments as the subject mortgage is with original lender xx. No active judgments or liens have been found. Annual county taxes for 2023 are due in the amount of $2575.55.	As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2676.13 which was applied for the due date of xx/xx/2023. The current P&I is $2392.67 and PITI is $2676.13. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is $XXXX. As per final 1003 application, the borrower was previously working at “xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was a NOO loan, and the CD shows proceeds in the amount of $183.00 were used for non-mortgage debt. The loan was tested for compliance through CE. Tape shows the borrower was not on title until the date of closing; the subject was held in an LLC; per GLS, title must transfer to the individual prior to the note date." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.94% DTI. Tape shows the rental income was miscalculated, which may push DTI up to 56%. Lender defect, further details not provided. The subject loan originated on xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
53879565	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$529.37	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	36.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the amount of $529.37 on xx/xx/2022. The annual installments of combined taxes for 2023 are due in the amount of $512.77. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $672.54 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $555.81 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2023 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows the subject property is manufactured housing; however, foundation inspection was not conditioned to receive the post-closing documents. Also, the subject's foundation is missing concrete under piers and at tiedowns in the ground. File does have affixation document but said document does not address the noted foundation issue. Elevated for client review."	* LE/CD Issue date test Fail (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023." * MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.141% exceeds APR threshold of 7.820% over by +0.321%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.297% exceeds APR threshold of 7.820% over by +0.477%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at “xx,” the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy, which is located at “xx”. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is available with UT located at “xx,” which states that the manufactured home with serial # xx” has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
35566954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,396.83	10/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	731	Not Applicable	35.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 are due in the amount of $2,396.83. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,026.38 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $1,650.15 and the interest rate is 7.500%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,026.38 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
7368315	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,101.65	10/04/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.990%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	32.519%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found against the borrower and property.
The annual county taxes for 2023 are due in the amount of $3101.65.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $984.79 which was applied for the due date of xx/xx/2023. The current P&I is $638.34 and PITI is $984.79. The UPB is $XXXX.

Collections Comments:As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is $XXXX.
As per final application, the borrower is receiving retirement income.
According to the comment dated xx/xx/2023, the borrower received a three-month trial plan that started from xx/xx/2023 to xx/xx/2023.
As per the notice of lis-pendens attached with the UT pg#xx the complaint was filed on xx/xx/2023 under the case#xx. As per comment dated xx/xx/2023, the loan is re-instated.
The post-closing details regarding the bankruptcy have not been found.
Appraisal report reflects ‘as is’. However, the photo addendum and tape show wood rot on the interior wall of the enclosed porch, the interior wall buckled on the enclosed porch and wood rot and buckled tile below the faucet. The estimated cost of cure is not available. CCs do not show damage.

Foreclosure Comments:As per the notice of lis-pendens attached with the UT pg#xx, the complaint was filed on xx/xx/2023 under the case#xx6. As per comment dated xx/xx/2023, the loan is re-instated.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report reflect ‘as is’. However, photo addendum and tape shows wood rot on interior wall of enclosed porch, Interior wall buckled on enclosed porch and wood rot and buckled tile below faucet. Estimate cost to cure is not available. Updated 1004D is missing in the loan file and final CD does not reflect escrow holdback amount."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report, the subject property type is "Manufactured Home." As per mobile home affidavit attached with UT
																																																																																								pg#xx, the mobile home is permanently affixed to real property. As per affixation of affidavit located at (xx), the serial no. RII021581. The VIN# is not mentioned in the subject mortgage's legal description. The Alta-7 endorsement is not attached with the final title policy."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
11326287	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,454.68	08/08/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	43.693%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is one junior mortgage against the subject property in favor of xx. The first and second installments of county taxes for 2023 are due in the amount of $XX.	As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent with the loan for 12 months and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $4384.86 which was applied for the due date of xx/xx/2022. The current P&I is $3120.53 and PITI is $4384.86. The UPB is $XXXX.	Collections Comments:The loan is currently in collection.
As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent with the loan for 12 months and the next due date is xx/xx/2022. The UPB is $XXXX.
As per final application, the borrower has been working at xx
As per comment dated xx/xx/2023, the borrower’s business was impacted by Covid-19. The forbearance end date is xx/xx/2023.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx/xx/2022 with P&I of $3120.53 with the rate of interest 4.375%. As per payment history, the P&I is $3120.53 and interest rate is 4.375%. As per comment dated xx/xx/2023, a three-month trial payment plan was provided to borrower from xx/xx/2023 to xx/xx/2024. The new P&I amount is $2910.98. As per comment dated xx/xx/2023, the modification approval letter has been sent. However, modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 43.69%. The subject loan was repurchased due to SE income miscalculation and undisclosed HELOC was opened with a monthly payment of $572, which may push the DTI to 88%. XXX has 12 years of SE as a landscaper, FICO 783. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 reflects credit report fee at $95.00. However, post CD dated xx/xx/2022 reflects credit report fee at $176.55. This is an increase in fee of $81.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject appraised as a 1-unit property but has a second unit and the borrower claims on the schedule E rental income. The review of the appraisal shows that in 2009, permit #xx finished the lower level by adding an office, exercise room, and bathroom. The subject has oak wood flooring in the entry, living, dining, kitchen, master bedroom, and bedroom. The 2nd unit is permitted with permit #xx as "covert existing residence to office/studio by removing kitchen." The second unit has wood plank flooring in the entry, living room, kitchen, and bedroom. Zillow shows an estimated value of XXX, and the current UPB is 622K. Elevated for client review."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.693%, as the borrower’s income is $10,802.50 and total expenses are in the amount of $4,719.94 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.693%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
73699812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,815.96	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	44.189%	First	Final policy	Not Applicable	Not Applicable	09/01/2023	XXXX	XXXX	3.750%	XXXX	11/XX/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx. There is a prior water lien found against the subject property in favor of xx. There are multiple code violation cases that are open against the subject property for the renovation of the subject property for different case types with different case#. The 2nd installment of county taxes for 2022 is due in the total amount of $3,613.15 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,806.94 (PITI) which includes the P&I of $2,243.10 which was applied for the due date of xx/xx/2022. The loan is modified with the first payment of xx/xx/2023 with a monthly P&I of $1,794.48. The current rate of interest is 3.750% and the current UPB is $XXXX with a deferred balance is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX with a deferred balance is $XXXX.
The loan was modified on xx/xx/2023 with an interest bearing amount of $XXXX.
As per the collection comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. As per the collection comment dated xx/xx/2022, the borrower was approved for the COVID-19 FB plan which started from xx/xx/2022 to xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner.
The appraisal report dated xx/xx/2019 shows subject to repairs for the renovation of the subject property.  As per the servicing comments, the subject property was under renovation. The comment dated xx/xx/2022 reveals that the renovation has not been completed. The seller’s tape data shows that 90% work has been completed and the remaining work completion possibility on xx/xx/2023. However, as per the completion report/100D document dated xx/xx/2023 located at “xx.
As per the collection comment dated xx/xx/2023, the disaster impact mail was received. Further details not provided.
As per the final application, the borrower has been the owner of the ‘Erin Alexander Psy D LTD for 12.9 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx shows the new modified unpaid principal balance is $XXXX out of which $XXXX is interest bearing amount and deferred amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $1,794.48 with a modified interest rate of 3.750% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063.	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2019 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2050 Variance: 4990 (Days) Variance %: Comment: The new maturity per mod is xx/xx/2063. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "***Duplicate*** Final CD reflects escrow holdback in the amount $116,618.00. However, proof of release is missing from the loan documents." * Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects escrow holdback in the amount $116,618.00. However, proof of release is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan repurchased and the tape shows borrower has become 4 month payment past due and active forbearance." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is purchase case, originated on xx.
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 does not reflect Homestyle Consultant Fee. However, final CD dated xx/xx/2020 reflects  Homestyle Consultant Fee at $1,500.00. This is an increase in fee of +$1,500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xx.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2019 reflects Appraisal Re-Inspection Fee at $1,525.00. and Homestyle Permits fee at $1,000.00. However, CD dated xx/xx/2020 reflects Appraisal Re-Inspection Fee at $1,700.00 and Homestyle Permits fee at $1,500.00. This is a cumulative increase of $675.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated onxx.
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.18% as the borrower’s income is $10,688.50 and total expenses are in the amount of $4,723.10 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.18%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
4147525	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,076.47	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	666	46.738%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. There is one junior mortgage open against the property in the amount of $XX which was recorded on xx/xx/2022 in favor ofxx. The combined taxes for 2022 is paid in the amount of $670.71 on xx/xx/2023. The combined taxes for 2023 is due in the total amount of $XX on xx/xx/2024. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $3,828.43 on xx/xx/2023 which was applied for the due date xx/xx/2023. The next due date is xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 5.875%. As per comment dated xx/xx/2023, deferral payment was approved for the amount of $19,142.15.	Collections Comments:Currently, the loan is in collection.
As per review of the payment history dated xx/xx/2023, the loan is performing. The last payment was received in the amount of $3,828.43 on xx/xx/2023. The next due date is xx/xx/2023. The current UPB as of the date reflected in the provided payment history is $XXXX.
As per comment dated xx/xx/2023, deferral payment was approved for the amount of $XXXX.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx.
As per comment dated xx/xx/2023, borrower’s income was impacted by covid-19. As per the comment dated xx/xx/2023, the forbearance plan was approved.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan did not meet the Flex terms and conditions. However, the subject loan was delivered with DU approval, with LTV and CTLV at 64% and 79%, respectively. LQA did not include secondary financing, which is in the amount of $154,400.00." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Transfer Taxes at $10,092.00. However, CD dated xx/xx/2022 reflects Transfer Taxes $10,687.00.
Loan estimate dated xx/xx/2022 does not reflects Appraisal Re-Inspection fee. However, CD dated xx/xx/2022 reflects Appraisal Re-Inspection fee at $200.00.
This is a cumulative increase in fee of $795.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.738% as the borrower’s income is $23,749.98 and total expenses are in the amount of $11,100.34 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.738%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			597	634
37282541	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,392.62	10/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	649	606	52.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is a prior state tax lien against the borrower in favor of xx. The first and second installments of combined taxes for 2022 were paid in the amount of $3,392.62. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,495.35 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $2,032.90 and the interest rate is 7.250%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of $2,495.35 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx.
The Covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: $XXXX tape value: $XXXX Variance: $5125.00 Variance %: 1.74988% Comment: As per documents original loan amount is $XXXX. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject FHA loan was approved at 52.34%. The tape shows the subject loan re-scored as "refer," and a manual UW is required on the loan. Further details not provided. XXX has 6 years on the job as a cycle counter at DHL Supply Chain, 0X30 since its inception."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the loan is not insurable because the subject condo project is not an approved project. The original appraisal report is "as is," with an appraised value of $305K, and does not reflect any damage or repair required. Further details not provided. A Zillow search shows an estimated value of $XX. Current UPB $292K. Elevated for client review"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.447% exceeds APR threshold of 7.960% over by +0.487%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2023 is more than 60 calendar days after the consummation date xx/xx/2023. Subject loan is a purchase, originated on xx/xx/2023  and the 1 years SOL has expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.447% exceeds APR threshold of 7.960% over by +0.487%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			649	606
42731981	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,721.06	01/05/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	45.485%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of $2,263.03.
The annual installments of combined taxes for 2023 are due in the amount of $2,721.06.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 8 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,519.70 (PITI) which was applied for the due date of xx/xx/2022. The current P&I is $1,217.20 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 8 months and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower is retired and receives social security and retirement income.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the document located at “Ln#xx”, the complaint was filed on xx with case # xx. Further details not provided.
As per the comment dated xx/xx/2023, the subject property has been occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the document located at “Ln#xx”, the complaint was filed on xx with case # xx. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.485%. Tape shows debt was excluded as it was paid off at closing however, post-closing evidence indicates debt was not paid in full, which may push DTI to 55.85%. XXX has social security and retirement income, FICO 627, and $2k equity in the subject. Further details were not provided. Lender defect. The subject loan originated onxx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $373K. Current UPB $225K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails TRID initial loan estimate date and initial closing disclosure date validation test due to the initial closing disclosure receipt date of xx/xx/2022, which is on the revised loan estimate delivery date.

Loan fails the revised loan estimate delivery date test (prior to consummation) due to revised loan estimate delivery date is on the same date as the initial CD delivery date, and there is no waiting period."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $7,492.50 exceeds Fees threshold of $6,559.23 over by +$933.27.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $6,242.50

Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,492.50 exceeds fees threshold of $6,559.23 over by +$933.27.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $6,242.50"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.485%, as the borrower’s income is $3,536.75 and total expenses are in the amount of $1,608.70. The loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54181354	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,221.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	774	48.775%	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2022	XXXX	Not Applicable	2.875%	XXXX	03/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is one hospital lien against the borrower in favor of xx. The first installment of city taxes for the year 2023 is paid in the amount of $3221.57.	As per tape data as of xx/xx/2023, the borrower is currently delinquent for 3 months and next due date is xx/xx/2023. Details of the last payment received are not available. The current P&I is $1150.19 and interest rate is 2.875%. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per tape data as of xx/xx/2023, the borrower is currently delinquent for 3 months and next due date is xx/xx/2023. The UPB is $XXXX. As per final application, the borrower has been the owner of xx. As per comment dated xx/xx/2021, the 3-month Covid-19 forbearance was approved. As per comment dated xx/xx/2023, the Covid-19 extension has been received. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/2022 shows the new modified unpaid principal balance and interest bearing amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $1,150.19 with a modified interest rate of 2.875% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Note	Field: Borrower DTI Ratio Percent Loan Value: 48.775% Tape Value: 52.754% |---| -3.979% |----| -3.97900% Comment: As per Tape data, post close DTI is 52.754%. However final application documents reflect as 48.775%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.033%   Tape Value: 27.075%   Variance: -2.042%   Variance %: -2.04200%   Comment: As per Tape data, Post Close Housing Ratio is 27.075%. However Final Application documents reflect as 25.033%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2062 Tape Value: xx/xx/2048 Variance: 5021 (Days) Variance %: Comment: Stated maturity date is xx/xx/2062. Tape Source: Initial Tape Type:	3: Curable	* Note is missing or unexecuted (Lvl 3) "Original note is missing from the loan file. The affidavit of lost note is not available in loan file. The loan was modified on xx/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.77%. The tape shows that the XXX's income was overstated, and supporting documents to verify the full PITI of REO property are missing from the loan documents. The revised DTI is 52.75%. Further details were not provided. Lender defect. The subject loan was originated on xx"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.775% as the borrower’s income is $8,547.48 and total expenses are in the amount of $4,169.04 and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 48.77%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	735
7784441	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Other	$0.00	$11,855.42	10/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	41.929%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The county taxes for 2023-24 are due on xx/xx/2024. No prior year’s delinquent taxes have been found. There is a notice of special tax lien against the subject property in favor of xx.	As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4017.56 which was applied for the date of xx/xx/2023. The current P&I is $2238.41 and interest rate is 3.750%. The UPB is $XXXX, and deferred balance is $XXXX.	Collections Comments:The loan is current.
As per the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The UPB is $XXXX,
As per the servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic. Collection comment dated xx/xx/2022 shows Covid FB plan extension. Further details not provided. As per the comment dated xx/xx/2022, the Covid deferment was approved for the amount of $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is receiving a monthly pension in the amount of $8831.73.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $2984.73, a rate of interest of 5.00%, and a maturity date of xx/xx/2048. The P&I as per payment history is $2238.41 and rate of interest is 3.75%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $14177.51   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -1 (Days)   Variance %:    Comment: As per note date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2048   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 302 Tape Value: 308 Variance: -6 Variance %: -1.94805% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan closed at 84.24% LTV, which is more than the allowed LTV of 80% under the ConvHigh Balance Nationwide product matrix. Also, the most recent FICO score of the loan was xx/xx/2018, which is more than four months old on the closing date of xx/xx/2019. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $20,455.00 exceeds fees threshold of $16,291.74 over by +$4,163.26.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $12,510.00,
Points - Loan Discount Fee paid by Borrower: $6,950.00,
Underwriting Fee paid by Borrower: $995.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2018 reflects Points - Loan Discount Fee at $6,255.00. However, final CD dated xx/xx/2018 reflects Points - Loan Discount Fee at $6,950.00. This is an increase in fee of +$695.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2018 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			637	Not Applicable
11322151	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$12,686.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	38.204%	First	Final policy	Not Applicable	Not Applicable	02/XX/2022	XXXX	Not Applicable	3.875%	XXXX	03/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There are four pace liens against the subject property in favor of xx. There is one credit card judgment against the borrower in favor of xx. There is one UCC finance statement against the borrower in favor of xx. The annual installments of county taxes for 2023 are due in the amount of $12,382.84. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. We are unable to determine the last payment received. The current P&I is $1,793.20 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history tape data as of xx/xx/2023, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the appraisal report dated xx/xx/2019, which is located at “xx," the subject property is in average condition and needs repairs to the flooring. The estimated amount to repair the damages is $5,000.00. However, no details have been found regarding the completion of the damages. CCs do not show damages.
As per final 1003, the borrower has been working at xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner-occupied, and the borrower intends to keep the property.
As per the comment dated xx/xx/2022, the borrower's income was impacted by Covid-19. As per the comment dated xx/xx/2023, the borrower was on the Covid-19 FB plan from xx/xx/2020 to xx/xx/2021.
The modification agreement was made between the lender, “xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender, “xx.” and the borrower, “xx. As per the modified term, the new principal balance is $XXXX. The borrower promises to pay $1,793.20 monthly with a modified interest rate of 3.875% beginning on xx/xx/2022 with a maturity date of xx/xx/2062. The loan has been modified once since origination.	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 38.204% Tape Value: 51.625% |---| -13.421% |----| -13.42100% Comment: NA. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2062   Tape Value: xx/xx/2049   Variance: 4659 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 462   Tape Value: 310   Variance: 152   Variance %: 49.03225%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is "as is." However, the improvement section of the appraisal report shows the flooring is in need of repairs, and the photo addendum shows painting is needed on the exterior walls of the subject property. The appraisal report reflects the cost of cure in the amount of $5,000.00. The 1004D/Completion report is missing from the loan documents. Also, the final CD does not reflect any holdbacks. A Zillow search shows an estimated value of $XXK. Current UPB $429K. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 38%. The tape shows undisclosed debt by the XXX, which pushes the DTI to 51%. Further details not provided. XXX defect. The subject loan originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 reflects Points - Loan Discount Fee at $449.00. However, CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $2,259.00. This is an increase in fee of $1,810.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx.		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			497	Not Applicable
24262100	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,248.58	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	635	33.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $873.58 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The current P&I is $1,191.95 with an interest rate of 5.750%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
Unable to confirm the current employment details of the borrower, “xx” from the final 1003 and collection comments. As per the final 1003, the co-borrower, “xx,” previously worked at xx” as a towboat captain from xx/xx/2001 to xx/xx/2022. Currently, the co-borrower has been working at “xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 33.716% Tape Value: 33.487% |---| 0.229% |----| 0.22900% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.926%   Tape Value: 18.697%   Variance: 0.229%   Variance %: 0.22900%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails APR/APOR spread test. Infinity compliance results also show that the loan failed the Qualified Mortgage APR threshold test due to APR calculated 6.796% exceeds APR threshold of 6.740% over by +0.056%. The subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 6.796% exceeds APR threshold of 6.740% over by +0.056%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.796% exceeds APR threshold of 5.990% over by +0.806%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.831% exceeds APR threshold of 5.990% over by +0.841%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46347188	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,491.60	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	700	50.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The annual county taxes for 2022 were paid in the amount of $5,884.90.
No prior year’s delinquent taxes have been found.

According to the latest payment history tape as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $2,188.40 and the current interest rate is 5.750%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.098% Tape Value: 54.405% |---| -4.307% |----| -4.30700% Comment: DTI is 50.098%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.679%   Tape Value: 27.887%   Variance: -2.208%   Variance %: -2.20800%   Comment: Hsg ratio is 25.679%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 30 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.09%. Tape shows the lender miscalculated the income, and the revised DTI is 54%. XXX has 5.1 years of SE, FICO 700, and $216K equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The total of payments disclosed on the final CD as $794,131.59. The calculated total of payments is $794,282.04 for an under-disclosed amount of $150.45. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.098%, the borrower’s income is $10,939.00, and total expenses are in the amount of $5,480.18. The loan was underwritten by LP xx), and its recommendation is “Accept” with a DTI of 50%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20859507	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,519.41	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	774	Not Applicable	39.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There is a senior mortgage originated on xx/xx/2014 in the amount ofxx.
No active judgments or liens found.
The semi-annual county taxes for 2023 are due in the total amount of $7,519.41 on xx/xx/2023 & xx/xx/2024 respectively.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,949.89, which applied for xx/xx/2023. The current P&I is $2,949.89 with an interest rate of 2.875%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date for payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower is earning the money through Pension/Retirement Income and Social Security/Disability Income.
The subject mortgage originated on xx/xx/2021. However, the covid-19 attestation document is missing from the loan file.
The property is owner occupied. The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39.212%. Tape shows missing SE income documentation. Further details were not provided. Review of the file shows XXX is retired & getting dividends/interest income, IRA distribution income, SSN/SSI income and averaged 1120 loss of The Aldrich Group Inc. Lender defect. The subject loan was originated on xx. XXX has been 0X30 last 24 months."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32078311	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$41,690.90	$16,594.02	09/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	33.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023-2024 are due in the amount of $16,594.02. The first and second installments of county taxes for 2020-2023 are delinquent in the total amount of $41,690.90 which are good through till xx/xx/2023.	According to the latest payment history as of xx/xx/2023, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $6,186.49 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $4,563.82 and the interest rate is 2.875%.	Collections Comments:The loan is currently in collection, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $6,186.49 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2022, there is a credit dispute.
No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 30 Tape Value: 33 |---| -3 |----| -9.09090% Comment: Seller tape shows Age of the loan 33, as per the Note document is 30. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.589%   Tape Value: 33.585%   Variance: 0.004%   Variance %: 0.00400%   Comment: Seller tape shows DTI percent is 33.585% as per the latest 1008 document is 33.589%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1375000.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -1 (Days) Variance %: Comment: Seller tape shows Note date is xx/xx/2021 as per the Note document is xx/xx/2021. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan had an early payment default (EPD) but is now current. Further details are not available." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2020 reflects lender credit at $10,945.00. However, final CD dated reflects lender credit at $1,331.00 this is decrease of $9,614.00 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2282	Not Applicable
79613526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,632.64	10/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	46.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active liens or judgments have been found. Annual combined taxes for 2023 are due in the amount of $6,632.64 on xx/xx/2023. No prior-year delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,908.15 (PITI) which includes the P&I of $1,253.29, which was applied for the due date of xx/xx/2023. The current rate of interest is 3.250%, and the current UPB is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. As per the collection comment dated xx/xx/2021, the FB plan was started from xx/xx/2021 to xx/xx/2022.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2022, the borrower’s intention is to sell the subject property with a sale amount of xx.However, the collection comment dated xx/xx/2022 reveals that the listing of 450K waiting was concerned about Forx. The comment dated xx/xx/2022 stated that there is no active short sale offer available. Further details not provided.
As per the collection comment dated xx/xx/2022, the subject property was occupied by the owner. CCs do not show any damage.
As per the final 1003, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an uninsured FHA loan due to delinquency. Further details were not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.513% exceeds APR threshold of 4.430% over by +0.083%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect the loan origination fee. However, the final CD dated xx/xx/2020 reflects the loan origination fee at $7,783.00. This is an increase in the fee of $7,783.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of section C fees and recording fee at $2,20.00. However, the final CD dated xx/xx/2020 reflects the sum of Section C and the recording fee at $2,757.00. This is a cumulative increase of $315.60 for charges that in total cannot increase more than 10% test. The COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2020 and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.513% exceeds APR threshold of 4.430% over by +0.083%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.689% as the borrower’s income is $5,796.83 and total expenses are in the amount of $2,706.50. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 46.69%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15423839	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,761.10	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.625%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. 1st half county taxes for 2023 are due on xx/xx/2024 in the amount of $7,880.55. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,303.23 which was applied for the due date of xx/xx/2023. The current P&I is $1,305.80 and PITI is $2,303.23. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The UPB is $XXXX. As per comment dated xx/xx/2023, RFD is medical issue. Unable to determine employment details as the borrower is not an individual. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: Linda |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.07   Tape Value: 1.51   Variance: -0.44   Variance %: -29.13907%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 233222111111111110000000   Tape Value: 322211111111100000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			453
23175598	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Other	$0.00	$2,855.84	11/02/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	704	Not Applicable	42.586%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2023, the subject mortgage was originated onxx. There are eight water/sewer liens active against the subject property in the total amount of xx in favor of same plaintiff xx. Tax report "Ln#xx" shows the taxes were redeemed in the amount of $775.73 on xx/xx/2020 and $836.10 on xx/xx/2021. Further details not provided. The second installment of county taxes for 2023/2024 are due in the amount of $1,427.92 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is 12 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $1,090.01 with an interest rate of 5.990% which was applied for the due date of xx/xx/2022. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is 12 months delinquent with the loan. The next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $1,090.01 with an interest rate of 5.990% which was applied for the due date of xx/xx/2022.The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
The loan was approved for deferral two times in the amount of $XXXX. The first deferral agreement dated xx/xx/2021 is located at "xx" and the second deferral agreement dated xx/xx/2021 is located at xx". The tape also shows the deferral balance is $XXXX.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The servicer provided FB plans that ran and were extended several times from xx/xx/2021 to xx/xx/2023.
As per the final application, the borrower has been working at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $21546.29 |---| |----| Comment: Tape Source: Initial Tape Type: Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 444444444321100010010004 Tape Value: 999876543210000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			516	Not Applicable
7172148	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,178.26	02/23/2022	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	47.510%	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	As per the review of the updated title report dated xx/xx/2023, the subject mortgage originated on xx. There is an active junior mortgage against the subject property in favor of xx. There is a prior state tax lien against the subject borrower in the amount of $XX filed by xx. The county taxes for 2023-2024 (1st installment) are paid in the amount of $2,589.13. The county taxes for 2023-2024 (2nd installment) are due in the amount of $XX. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for 20 months, and the next due date is xx/xx/2022. The last payment was received on xx/xx/2022 in the amount of $2,192.67 (PITI), which was applied for the due date of xx/xx/2022. The current monthly P&I is $1,517.99, and the interest rate is 4.750%. the current UPB is $XXXX.	Collections Comments:The loan is in foreclosure.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 20 months, and the next due date is xx/xx/2022. The current UPB is $XXXX.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in 2023. As per the servicing comments dated xx/xx/2023, the foreclosure has been put on hold due to loss mitigation. Further details were not provided.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment or decreased income.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per final 1003, the borrower was previously working at 'xx" Currently, the borrower has been working with xx.
As per the servicing comments dated xx/xx/2023, the borrower’s income was impacted by COVID-19.

Foreclosure Comments:The foreclosure was initiated in 2023. As per the notice of foreclosure action located at xx, the foreclosure has been put on hold due to loss mitigation. Further details were not provided.
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx/xx/2019 with a P&I of $1,517.99, a rate of interest of 4.75%, and a maturity date of xx/xx/2049. The current P&I, as per the latest payment history as of xx/xx/2023, is $1,517.99, and the rate of interest is 4.750%. The current UPB is $XXXX. As per the servicing comment dated xx/xx/2023 and the tape, data indicates the latest modification was made on xx/xx/2023. The loan modification document is missing from the loan file.	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: XXXX Tape Value: XXXX |---| |----| Comment: Seller tape shows Borrower Middle Name is xxas per the Note document isxx. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2022   Variance: -823 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date xx/xx/2022, as per the document is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment Frequency   Loan Value: Unavailable   Tape Value: Monthly   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444321000   Tape Value: 999999876543210001009999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Prince Georges   Tape Value: Prince George's   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2049 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $3,523.57. This is an increase in fee of $3,523.57 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1-year has expired.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Recording fee at +$2,264.00. However, CD dated xx/xx/2019 reflects the sum of Section C and Recording fee at $2,543.90. This is a cumulative increase of $53.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2019 and the SOL is 1-year has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.510%, as the borrower’s income is $4,155.25 and total expenses are in the amount of $1,974.15 and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of 47.51%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			495	Not Applicable
79507254	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXX	$0.00	$8,852.15	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	38.605%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. There is an HOA lien against the subject property for xx which was filed by xx. The annual county taxes for 2023 were paid on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,798.50 which was applied for the due date of xx/xx/2023. The current monthly P&I is $1,149.75, and the interest rate is 2.250%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2023, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2023. The current UPB is $XXXX.
According to the PACER records, the borrower filed the bankruptcy under chapter 13 with case#xx on xx. The bankruptcy was dismissed onxx. The case has not been terminated yet.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
The loan has not been modified since origination.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final 1003, the borrower has been the owner of “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "Michael Antonio Hamilton" filed bankruptcy under chapter 13 with case#xxon xx As per voluntary petition schedule D (Doc# 1), the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. The POC (Doc#9-1) was filed by the creditor xx" on xx/xx/2023 for the secured claim amount of $XXXX and the amount of arrearage is $XXXX. The bankruptcy was dismissed on xx/xx/2023.	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: xx/xx/2023 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $44000.00   Variance %: 6.60660%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 258 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: XXXX Tape Value: 543211000000000000000xxX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the following defects: The subject loan's initial QM status did not match and was later corrected to non-QM per client request. Further details not provided. The appraisal report was not provided 3 business days prior to consummation. A review of the loan documents shows that the appraisal was provided on xx/xx/2021, which is 3 business days prior to the consummation date of xx/xx/2021. Further details not provided. The revised LE provided on xx/xx/2021 was not received four business days prior to the consummation date of xx/xx/2021. Revised LE dated xx/xx/2021 is missing from the loan documents. Further details not provided. The information disclosed on the initial escrow account disclosure was inaccurate, as the value disclosed did not match the charges disclosed on the Final CD. Further details not provided. Initial CD was not provided to XXX at least three business days prior to closing and did not meet the timing requirement of closing disclosure without waiver. Further details not provided. Also, the loan failed the TRID zero percent violation as the fee amount exceeded the lender's title insurance fee. The fee amount of $1075.64 exceeds the tolerance of $1050.00. Insufficient or no cure was provided to the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect loan origination fee. However, CD dated 11/29//2021 reflects loan origination fee at $2,956.13. This is an increase in fee of $2,956.13 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			530	Not Applicable
58518244	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$774.93	11/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	35.361%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. No active judgments or liens were found. The annual installment of combined taxes for 2023 was paid in the amount of $774.93 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 1 month and the next due date for the regular payment was xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $620.95 (PITI) which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of $431.03 with an interest rate of 3.250%. The current UPB is $XXXX.	Collections Comments:According to the collection comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower has been delinquent with the loan for 1 month and the next due date for the regular payment was xx/xx/2023. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2023, the reason for default is the curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner. The appraisal report dated xx/xx/2021 is subject to completion/repairs due to the repairs on shed and cost to cure is not available in the loan document. Updated 1004D is missing from the loan documents. CCs do not show any damage.
As per the final application, the borrower has been working at “xx.
The loan was originated on xx/xx/2021 and the Covid-19 attestation is located at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 27 Tape Value: 32 |---| -5 |----| -15.62500% Comment: The age of loan is 27 months Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: The borrower is delinquent with the loan for one month.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 105.980%   Tape Value: 105.000%   Variance: 0.980%   Variance %: 0.98000%   Comment: Original CLTV Ratio Percent is 107.040%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.059%   Tape Value: 97.079%   Variance: 0.980%   Variance %: 0.98000%   Comment: Original Standard LTV is 99.040%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 211001032112110000023344   Tape Value: 776351357776   Variance:    Variance %:    Comment: The PH string is 00000000000000000000000000021.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Property City isxx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2021 is subject to Completion/Repairs due to repair shed and cost to cure is not available in the loan document. Concrete shed needs a new roof and review of pictures shows structure may be a safety hazard. Updated 1004D is missing from the loan documents and final CD does not reflect escrow holdback amount."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Lender Fees Test due to Fees charged $1,210.00 exceeds fees threshold of $247.60 over by +$962.40. The below fees were included in the test: Processing Fee paid by Borrower: $1,210.00" * Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an early payment default (EPD). The borrower is 60-89 days delinquent. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, final CD reflects cash to in the amount of $39.18."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
185726	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$878.68	10/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	48.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of $439.34.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,218.71 (PITI) which was applied for the due date of xx/xx/2023. The monthly P&I is in the amount of $2,036.77 with an interest rate of 3.25%. the current UPB is $XXXX.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2023. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. As per the collection comments, the borrower was approved for the Covid-19 FB plan which started on xx/xx/2022 and extended to xx/xx/2023. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. As per the collection comment dated xx/xx/2023, the subject property was damaged due to wind on xx/xx/2022. Unable to determine the actual cost of repair. As per the collection comment dated xx/xx/2022, the loss draft check was received in the amount of $8,037.37 on xx/xx/2022. The latest inspection report is needed to validate the actual repair.
As per the application, the borrower has been the owner ofxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows loan repurchased from FNMA as subject is a ranch. Google shows XXX operates a SE horse ranch, stables on the property. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged$19,550.36 exceeds Fees threshold of $13,765.24 Over by +$5,785.12.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $11,000.00
Points - Loan Discount Fee paid by Borrower: $8,550.36"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects Appraisal Fee at $775.00. However, final CD dated xx/xx/2022 reflects Appraisal Fee at $2,680.00. This is an increase in fee of +$1,905.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance transaction, originated on xx and 3 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $19,550. exceeds fees threshold of $13,765.26 over by +$5,784.74.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $11,000.00
Points - Loan Discount Fee paid by Borrower: $8,550."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.98% as the borrower’s income is $4,985.17 and total expenses are in the amount of $2,441.79 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.98%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45353284	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,340.48	11/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	49.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the UT report dated xx/xx/2023, the subject mortgage was originated on xx.

There are multiple ECB liens active against the subject property in the total amount of $XXXX in favor of xx.

There are four DOB violations (code enforcement liens) active against the subject property due to failure to certify correction on immediately hazardous (class 1) ECB violation in the total amount of $XXXX in favor of same plaintiff xx.

The third and fourth installments of borough taxes are due in the total amount of $3,629.3 for xx/xx/2024 and xx/xx/2024 respectively.

No delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,789.62 with an interest rate of 7.500% which was applied for the due date of xx/xx/2023. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,789.62 with an interest rate of 7.500% which was applied for the due date of xx/xx/2023. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been the owner of “xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 48 (Days) |----| Comment: Application reflects date as xx/xx/2022. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 49.770% Tape Value: 2.400% Variance: 47.370% Variance %: 47.37000% Comment: DTI is 49.770%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.024% Tape Value: 49.770% Variance: -49.746% Variance %: -49.74600% Comment: Hsg ratio is 0.024%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 50%. The tape shows the lender failed to satisfy a two-year prior history for XXX's SE realtor business and her second job as a flight attendant. Also, the lender failed to document the HI policy to verify the full PITIA of the REO provery. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated xx/xx/2022 reflects the subject property as a single-family detached. However, the mortgage notarized on xx/xx/2022 contains a 1-4 family rider."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2343	Not Applicable
14292178	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,994.55	11/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	24.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx/xx/2023, the subject mortgage was originated onxx.
No active liens and judgments have been found.
Annual county taxes for 2022 have been due in the total amount of $1,705.18.
Annual county taxes for 2023 have been due in the total amount of $5,761.87.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3,305.67 with an interest rate of 6.875% which was applied for the due date of xx/xx/2023. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3,305.67 with an interest rate of 6.875% which was applied for the due date of xx/xx/2023. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing Initial Closing Disclosure	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 22 (Days) |----| Comment: Final application date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 24.469%   Tape Value: 2167.400%   Variance: -2142.931%   Variance %: -2142.93100%   Comment: As per 1008, calculated DTI is 24.469%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.674%   Tape Value: 24.470%   Variance: -2.796%   Variance %: -2.79600%   Comment: As per 1008, calculated housing ratio is 21.674%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 Variance: -4 (Days) Variance %: Comment: Original note date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD dated xx/xx/2022 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 24.47% DTI. Tape shows XXX income docs are not authentic. Lender also excluded BMW lease payment without documentation. Further details not provided. XXX defect. Subject loan originated on xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54829220	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,598.92	11/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.810%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of $XXXX which was originated onxx.
This prior mortgage was re-recorded on xx/xx/2004. UT shows satisfaction for the prior mortgage which was recorded on xx/xx/2006 under Inst#xx. However, the Satisfaction is missing reference to the re-recorded mortgage.
No active judgments or liens have been found.
The county taxes for 2023 were paid on xx/xx/2023 in the amount of $1299.47.
The water charges are due on xx/xx/2024 in the amount of $119.34.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is currently delinquent for one month, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,120.00 (PITI) which was applied to the due date of xx/xx/2023. The monthly P&I is $781.24. The current UPB is $XXXX.
Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is currently delinquent for one month, and the next due date is xx/xx/2023. The current UPB is $XXXX.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per collection comment dated xx/xx/2023, the subject property is occupied by the borrower’s sister.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $839.92, a rate of interest of 5.875%, and a maturity date of xx/xx/2036. The P&I per payment history is $781.24. There is a difference in P&I with respect to the note. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Mortgage Insurance	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows XXX was active military at time of origination and family member (sister) lives in subject and makes the payments. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
892278	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	Second	XXX	$0.00	$2,834.78	Unavailable	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	25.065%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is one COA lien on the subject property in favor of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 42 months delinquent with the loan, and the next due date is xx/xx/2020. The last payment received date is not available, which was applied for the due date of xx/xx/2020. The current monthly P&I is $986.03 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:Currently, the loan is in litigation.
According to the payment history as of xx/xx/2023, the borrower is currently 42 months delinquent with the loan, and the next due date is xx/xx/2020. The current monthly P&I is $986.03 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
According to the seller tape, there is a trial payment plan modification for six payments beginning xx/xx/2023 and ending xx/xx/2024 with a payment of $1,154.49, an interest rate of 6.95%, and a P&I of $926.83. The new UPB is $XXXX, and the deferred amount is $XXXX. Also, as per the servicing comment dated xx/xx/2023, the borrower accepted the trial plan. Further details were not available.
No information has been found related to damage or repairs.
The foreclosure was initiated on this loan in 2017, and the Lis Pendens located at (xx) was filed on xx/xx/2017 with the case #xx. The foreclosure final judgment located at (xx) was entered on xx/xx/2018 in the amount of $XXXX. As per the document located at xx, the foreclosure was dismissed. Again, the foreclosure case was resumed in 2023, and the Lis Pendens located at (Ln#xx, Page#xx) was filed on xx/xx/2023 with the case xx. No further information is available to understand the current status of the foreclosure process.
The details on bankruptcy are not provided.
Foreclosure Comments:The foreclosure was initiated on this loan in 2017, and the Lis Pendens located at (xx) was filed on xx/xx/2017 with the case #xx The foreclosure final judgment located at (xx, Page #xx) was entered on xx/xx/2018 in the amount of $XXXX. As per the document located at xx, Page xx, the foreclosure was dismissed. Again, the foreclosure case was resumed in 2023, and the Lis Pendens located at (Ln#115642, Page#36) was filed on xx/xx/2023 with the case #20230057886. No further information is available to understand the current status of the foreclosure process.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows - TPP Terms: Total Debt: $218,015.82 Down Payment: $50,000.00 Deferred Amount: $28,000.00 [Borrower to make 6 on time permanent modification payments. In the event, Borrower makes the payments in the full amount and on time, the deferred amount will be waived from the debt. If Borrower defaults and/or fails to remit timely payments in the full amount, the deferred amount will not be waived from the loan balance]. Interest Rate: 6.95% fixed Term: 30 years New UPB: $140,015.82 Principal and Interest Payment Only: $926.83 1st payment: $51,154.49 by xx/xx/2023 (Paid 10/31/23) 2nd payment: $1,154.49 by xx/xx/2023 3rd payment: $1,154.49 by xx/xx/2024 4th payment: $1,154.49 by xx/xx/2024 5th payment: $1,154.49 by xx/xx/2024 6th payment: $1,154.49 by xx/xx/2024"
* Lost Note Affidavit (Lvl 3) "The lost note affidavit is located at “xx PG# xxx which states that original note has been lost or destroyed. But the copy of note is available in the loan file. The loan has not been modified since origination."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to the TILA Foreclosure Rescission Finance Charge Test: Fail Loan Data: $204,159.49 Comparison Data: $204,203.49 Variance: -$44.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to this loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $204,203.49. The disclosed finance charge of $204,159.49 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
41072094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$4,332.68	$13,322.18	11/27/2023	xx	No	Dismissal	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	XXXX	XXXX	4.875%	XXXX	09/XX/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx. There is an active junior mortgage against the subject property in favor of xx. with Instr | Book/Page# xx. There are 15 civil judgments found against the subject borrower in the total amount of $XX filed by different plaintiffs and recorded on different dates. The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2024 and xx/xx/2024. The 2023 utility annual charges are due in the amount of $XX on xx/xx/2024. The third installment of county taxes for 2023 was paid in the amount of $4,292.15 on xx/xx/2023. The 4th installment of county taxes for 2023 is delinquent in the total amount of $XX, which are good through xx/xx/2024.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,600.47 which was applied for the due date of xx/xx/2023. The current monthly P&I is $1,515.05 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,600.47 which was applied for the due date of xx/xx/2023. The current monthly P&I is $1,515.05 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
This modification agreement signed between the borrower and lender xx/xx/2019.
According to the PACER, the borrower “xx” filed for bankruptcy under Chapter 7 with case# xx onxx. The borrower was discharged on xx and also terminated on xx The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.
The foreclosure was initiated in this loan in 2009. The lis pendency has been discharge on xx/xx/2012 document located at “Ln#xx Page#xx”. Again the foreclosure case is resumed in 2018. The notice of lis pendency located at “xx Page#xx” was filed on xx/xx/2018 with the case#xx.  The lis pendency has been discharged on xx document located at “Ln#xx Page#xx”.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:The foreclosure was initiated in this loan in 2009 and the lis pendency located at “Ln#xx Page#xx was filed on xx  with the case#xx The lis pendency was discharged on xx document located at “Ln#xx Page#xx”. Again, the foreclosure case was resumed in 2018. The notice of lis pendency located at “Ln#xx Page#xx” was filed on xx with the case# xx.  The lis pendency was discharged on xx document located at “Ln#xx  Page#xx”.

Bankruptcy Comments:According to the PACER, the borrower xx” filed for bankruptcy under Chapter 7 with case#xx on xx. As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. The unsecured portion is $XXXX. The borrower was discharged on xx/xx/2015 and also terminated on xx/xx/2015. The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.	This modification agreement was signed between the borrower XXXX and lender XXXX with an effective date of xx/xx/2019, shows the new modified unpaid principal balance is $XXXX out of which $XXXX is interest bearing amount and deferred amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $1,515.05 with a modified interest rate of 4.875% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 237 Tape Value: 240 |---| -3 |----| -1.25000% Comment: 237 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $XXXX   tape value: $XXXX   Variance: $-13635.45   Variance %: -13.29157%   Comment: $XXXX   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2004   Tape Value: xx/xx/2004   Variance: -14 (Days)   Variance %:    Comment: xx/xx/2004   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-143312.46   Variance %: -35.12022%   Comment: $XXXX   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX  Tape Value: $1515.05   Variance: $70.56   Variance %: 4.65727%   Comment: $1,585.61   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: 010000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: XXXX Tape Value: 243 Variance: 188 Variance %: 77.36625% Comment: 431 Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "As per tape data, the loan amount is $408,062.46 and note document shows $264,750.00. Also, tape data shows unsupported deferred of $11,607.07. Mod dated 9/1/19 shows UPB of $408,617, interest bearing $329,665 and deferred $88,951."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “48004835_Note_48004835_20031202_Note_COPY_WithLostNoteAffidavit(LNA).v0001 Page#xx” shows that the original note has been misplaced, destroyed or lost. Duplicate copy of the note is available in the loan file located at “xx	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53664668	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$313.00	11/13/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.900%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	XXXX	XXXX	2.000%	XXXX	12/XX/2016	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated onxx.
There is a junior mortgage originated on xx.
There are two credit card judgments against the borrower in favor of xx.
There is state tax lien in favor of “xx & the amount of the lien is not mentioned on the supporting document.
The annual combined taxes for 2022 have been paid on xx/xx/2023 in the amount of $314.13.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 43 months delinquent with the loan, and the next due date is xx/xx/2020. The last payment was received on xx/xx/2023 in the amount of $392.58 which was applied for the due date of xx/xx/2020. The current monthly P&I is $223.18 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The loan is currently in active bankruptcy.
According to the payment history as of xx/xx/2023, the borrower is currently 43 months delinquent with the loan, and the next due date is xx/xx/2020. The last payment was received on xx/xx/2023 in the amount of $392.58 which was applied for the due date of xx/xx/2020. The current monthly P&I is $223.18 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
The foreclosure was initiated with the loan. The foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx on xx .
According to the PACER, the borrower xx filed for bankruptcy under Chapter xx with casexx  onxx . The date of last filing bankruptcy is xx and bankruptcy is still active.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. As per updated title, the lis pendency located at “Ln#xx  Page#xx ” was filed on xx with the case#xx. The lis pendency was discharged on xx and the document is located at “Ln#xx Page#xx”.  As per servicing comments datedxx, the foreclosure sale was scheduled for xx. As per servicing comments dated xx, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter xx onxx. The date of last filing bankruptcy is xx  and bankruptcy is still active. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings
Bankruptcy Comments:According to the PACER, the borrower "Jennifer Kirkes” filed for bankruptcy under Chapter xx with casexx on 1xx . As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. The unsecured portion is $0.00. The POC (Doc#6-1) was filed by the creditor "BSI Financial Services" on xx for the secured claim amount of $XXXX and the amount of arrearage is $XXXX. The approved chapter 13 (Doc #2) plan was filed on xx , and confirmed on xx . The borrower shall pay monthly mortgage payment in the amount of $392.00 per month for 60 months to the trustee under the chapter xx plan. The plan reflects arrearage for subject loan totals $XXXX and trustee has committed to pay monthly payments of $647.22 for 60 months toward the arrearage. The date of last filing bankruptcy isxx and bankruptcy is still active.	Loan modification agreement was made xx/xx/2016. New modification interest rate is 2.000% and borrower has promised to pay P&I in the amount of $223.18 began on xx/xx/2016. The new principal balance is $XXXX, from which an interest bearing amount is $XXXX. The deferred principal balance is $XXXX from which servicer agrees to forgive the principal amount of $XXXX. The last modified payment will be due on xx/xx/2035.	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Age of Loan Loan Value: 182 Tape Value: 228 |---| -46 |----| -20.17543% Comment: 182 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: xx Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $XXXX   Tape Value: $61311.83   Variance: $-49511.83   Variance %: -80.75412%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 219   Variance: 141   Variance %: 64.38356%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-39607.65   Variance %: -30.60215%   Comment: $89,820.00   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 95.000%   Variance: 5.000%   Variance %: 5.00000%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 90.000%   Variance: 10.000%   Variance %: 10.00000%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $223.18   Variance: $493.08   Variance %: 220.93377%   Comment: $716,26   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: ************************   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMMMMMMMM44   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 180 Tape Value: 37 Variance: 143 Variance %: 386.48648% Comment: 178 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.203%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39840705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,444.28	11/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	46.738%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active judgments or liens were found. The 1st installment of county taxes for 2023-2024 was paid in the amount of $2,222.15 on xx/xx/2023. The 2nd installment of county taxes for 2023-2024 is due in the total amount of $2,222.13 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 02 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,817.11 which was applied for the due date of xx/xx/2023. The current monthly P&I is $2,340.40 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $XXXX. As per the tape data, the borrower made a FNMA payment deferral modification in the amount of $11,702.00 which was deferred.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx/xx/2023, the borrower is currently 02 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,817.11 which was applied for the due date of xx/xx/2023. The current monthly P&I is $2,340.40 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/2023, the forbearance plan began on 0xx/xx/2023 and ended on xx/xx/2024.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the forbearance plan began on 0xx/xx/2023 and ended on xx/xx/2024.
As per the tape data the servicer provided deferred in the amount of $XXXX.
As per final application, the borrower “xx
The loan was originated on xx/xx/2022 and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 20 |---| -4 |----| -20.00000% Comment: As per note doc age of loan is 16; however, seller tape shows age of loan is 20. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment: Collection,<60-119 Days   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is conventional LTV/CLTV is below 80% hence require MI is not applicable; however, seller tape shows require MI is No.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -553 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx/xx/2022; however, seller tape shows interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per final 1003, final 1008 and DU occupancy at origination is Primary; however seller tape shows occupancy at origination is Investor.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 344 Tape Value: 342 Variance: 2 Variance %: 0.58479% Comment: As per note doc remaining term is 344; however, seller tape shows remaining term is 342. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails ComplianceEase delivery and timing test revised loan estimate#2 dated xx/xx/2022 document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 prior to closing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 0xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $7,781.00. This is an increase in fee of $7,781.00 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a refinance, originated on xx/xx/2022 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows closed as a primary. Also in Active Forbearance: 10/17/22-12/31/22. The borrower then did a FNMA payment deferral modification with 11,702 deferred (non-interest-bearing standalone balance) for the payments for October 2022-February 2023. Borrower had one 120 days late."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.73%, as the borrower’s income is $11,837.81 and total expenses are in the amount of $5,532.70 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.73%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2033	Not Applicable
66477195	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,438.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	730	36.788%	First	Final policy	Not Applicable	Not Applicable	08/XX/2023	XXXX	Not Applicable	3.000%	XXXX	10/XX/2023	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 are due in the total amount of $4,438.98 for xx/xx/2023 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is $1,542.93 and the interest rate is 3.000%. the current UPB is $XXXX. Due date has been changed from xx/xx/2023 to xx/xx/2023 due to the loan modification.	Collections Comments:The current status of the loan is collection.
According to the payment history tape data as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2023. Unable to determine the last payment received date. The current P&I is $1,542.93 and the interest rate is 3.000%. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19. As per the tape data, the servicer provided FB plan, which ran and was extended several times from the period xx/xx/2021 to xx/xx/2023.
The loan was originated on xx/xx/2020. The Covid-19 attestation is available at “xx
As per the tape data, the loan was approved for two times deferral in the total amount of $XXXX. The first deferral agreement dated xx/xx/2021 located at "xx" shows 6 payments have been deferred.  The second deferral agreement dated xx/xx/2022 located atxx" shows 5 payments have been deferred.
As per the final application, the borrower has been working at “Pinnacle Installations, Inc.” as a manager for 108 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2023. As per the modified terms, the new principal balance is $XXXX. The borrower promises to pay P&I of $1,542.93 with a modified interest rate of 3.000% beginning on xx/xx/2023 with a maturity date of xx/xx/2053.	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 35 Tape Value: 39 |---| -4 |----| -10.25641% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.788%   Tape Value: 45.376%   Variance: -8.588%   Variance %: -8.58800%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.578%   Tape Value: 29.027%   Variance: -5.449%   Variance %: -5.44900%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 384   Variance: -24   Variance %: -6.25000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -5 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1542.93   Variance: $-42.02   Variance %: -2.72338%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2052   Variance: 304 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 360 Tape Value: 349 Variance: 11 Variance %: 3.15186% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $XXX. Current UPB $365K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.78%. The tape shows income miscalculation and XXX has insufficient income to support its total monthly obligations. The revised DTI is 48%. Further details were not provided. Lender defect. The subject loan originated on xx.
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $190,744.74. Calculated finance charge is $191,009.74 for an under disclosed amount of -$265.00. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a refinance case, originated on xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as $190,744.74. Calculated finance charge is $191,009.74 for an under disclosed amount of -$265.00. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a refinance case, originated on xx.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents. The subject loan is a refinance case, originated on xx.
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	730
51410936	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,702.59	12/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	702	34.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx.

There are two prior credit card judgments against the borrower in favor of the xx.
There is an IRS lien in the amount of $XXXX. However, the SSN# provided on the supporting document does not match the subject borrower’s SSN.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is $1,211.68 and PITI is $1,605.48. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan. The last payment was received on xx/xx/2023, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is $1,211.68 and PITI is $1,605.48. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The loan was originated on xx/xx/2021. The Covid-19 attestation is located at “xx”.
As per final 1003, the borrower was previously working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Valdes   Tape Value: Cruz   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.37500%   Tape Value: 3.37000%   Variance: 0.00500%   Variance %: 0.00500%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35%. Tape shows the lender miscalculated the mortgage debts paid by others due to a lack of 12-month history, and the revised DTI is 51%. Further details not provided. Lender defect. XXX has xx. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40330602	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,663.94	10/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	45.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of $6,419.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2023, the borrower has been delinquent for 10 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3,034.93 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $3,034.93 and the interest rate is 3.625%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of $3,034.93 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the subject property is located in FEMA disaster area due to Texas severe winter storm began on xx/xx/2023.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. FB plans was approved from xx/xx/2023
As per the comment dated 1xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the trial modification plan for 3 months that began from 1xx/xx/2023 to xx/xx/2024. As per the comment dated 1xx/xx/2023, borrower was rejected the modification plan. As per the comment dated xx/xx/2023, the trial modification plan was approved from xx/xx/2024 to xx/xx/2024.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.928% Tape Value: 45.930% |---| -0.002% |----| -0.00200% Comment: Seller tape shows DTI ratio 45.930% as per document is 45.928%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $3034.93   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx   Comment: Seller tape shows CLTV xx as per document is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows LTV xx as per document is 51.807%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44444444443210000000000   Tape Value: 44LLLL4   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Seller tape shows purpose of refinance is cash out as per document is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Seller tape shows purpose of transction is cash out as per document is Refinance..   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Revised closing disclosure delivery date test due to revised CD dated xx/xx/2021 delivered on xx/xx/2021 which is on the consummation date. Subject loan is a refinance case, originated on xx/xx/2021 and the SOL is 3 years.

Loan failed TILA Foreclosure Rescission Finance charge of $211,919.93 exceeds Disclosed Finance charge of $211,979.73 over by -$59.80 .Subject loan is a refinance case, originated on xx/xx/2021 and the SOL is 3 years."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.928%. The tape shows an undisclosed auto debt on a recent credit report obtained by Fannie Mae with a monthly payment of $1,178, resulting in a DTI of 50.80%. XXX defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.928% as the borrower’s income is $12,214.01 and total expenses are in the amount of $5,609.67 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 45.93%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42873974	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,612.22	10/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.230%	First	Final policy	Not Applicable	Not Applicable	06/01/2019	XXXX	Not Applicable	4.750%	XXXX	07/XX/2019	Financial Hardship	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of $4,806.11.
The second installment of county taxes for 2023 is due in the amount of $4,806.11.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,055.46 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $2,734.34 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower previously worked at xx. The co-borrower is xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
The modification agreement was made between the lender and borrower on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2019. As per the modified term, the new principal balance is $XXXX. The borrower promises to pay $2,734.34 monthly with a modified interest rate of 4.750% beginning on xx/xx/2019 with a maturity date of xx/xx/2059. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)
The per diem interest amount charged on the loan ($1,063.64) exceeds the per diem interest charge or credit threshold ($900.02).Loan fails Per Diem Interest Amount Test due to Fees charged $1,063.64 Exceeds Fees threshold of $900.02 Over by +$163.62."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Provider List is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD-1 reflects closing date as xx/xx/2014. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2014. Note date is xx/xx/2014."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43391017	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,895.58	12/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	49.153%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023, the subject mortgage was originated onxx. No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $6,895.58 on xx/xx/2023. The water charges have been delinquent in the amount of $1,579.63 which were due on xx/xx/2023 and good through xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $2,510.80 which was applied for the due date of xx/xx/2023. The current monthly P&I is $1,575.47 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $2,510.80 which was applied for the due date of xx/xx/2023. The current monthly P&I is $1,575.47 with an interest rate of 4.00%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is investment.
As per initial application, the borrower xx.
The loan was originated on xx/xx/2021 and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final 1003 application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 49.15%. The tape shows rental income was incorrectly calculated, which may push the DTI to 67%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is active. XXX has xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2321	Not Applicable
83954937	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,119.36	10/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	720	42.819%	First	Commitment	Not Applicable	xx	Not Applicable
According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There is one junior mortgage against the subject property in favor of xx.
The annual combined taxes for 2023 are due in the amount of $XX.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2289.51 which was applied for the due date of xx/xx/2023. The current P&I is $1957.32 and PITI is $2289.51. The UPB is $XXXX.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per final 1003, the borrower was previously working at xx.
The Covid-19 attestation is available in loan file located at (xx).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.819% Tape Value: 42.790% |---| 0.029% |----| 0.02900% Comment: Borrower DTI ratio percent is 42.819% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower 1st name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.883%   Tape Value: 35.500%   Variance: -2.617%   Variance %: -2.61700%   Comment: Housing ratio per U/W is 32.883%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Note reflects stated maturity date is 10/1/20253 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.82%. The tape shows that variable income is not supported by a two-year prior history, and XXX was xx. The increased DTI is 63%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx.	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Mortgage Riders incomplete / inaccurate (Lvl 3) "IFA rider is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx/xx/2023 reflects cash to in the amount of $2,212.64."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23105441	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,877.77	10/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2023 the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2023 county annual taxes is due in the amount of $7877.77 on xx/xx/2024.
The annual county taxes for 2022 were paid in the amount of $6,555.46 on xx/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,465.21 which was applied for the due date of xx/xx/2023.The current monthly P&I is $2,465.21 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is currently 2 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,465.21 which was applied for the due date of xx/xx/2023.The current monthly P&I is $2,465.21 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $XXXX..
The reason for default is not available in latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tap data, the subject property has been occupied by investor.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Note Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 33.408% |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is 'No Documentation'.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -122 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was originated on xx/xx/2023. The tape shows that the loan had an early payment default. Further details not provided."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operative income statement/rent schedule/lease agreement are missing from the loan documents."											Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81703270	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,656.86	12/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	757	Not Applicable	24.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2023 shows that the subject mortgage was originated on xx.
There is one prior abstract of support judgment open against the borrower in the amount of $XXXX, which was recorded on xx.
The first installment of county taxes for 2023 is paid in the amount of $2,828.43 on xx/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of $2,828.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of $8,880.95 on xx/xx/2023 which was applied for the due date of xx/xx/2023. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 8.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2023, the loan is performing. The last payment was received in the amount of $8,880.95 on xx/xx/2023. Current UPB as of date reflected in the provided payment history is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been the owner of xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as NOO. Tape shows subject is a xx. Zillow search shows subject may be commercial as there are multiple buildings, barns, sign for xx. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33843355	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$786.69	11/03/2023	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	45.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
There are six prior civil judgments against the borrower in favor of xx.
The annual installments of city taxes for 2023 have been paid in the amount of $786.69 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,241.77 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $2,020.05 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the final 1003, the borrower previously worked at xx
As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the loan was reinstated as the state HAF was approved on xx/xx/2023 for $XXXX. and HAF reinstatement funds were applied in the total amount of $XXXX. Further details not provided.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2023, the borrower's income is impacted by Covid-19. Further details not provided.
As per the comment dated xx/xx/2023, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023 with a monthly amount of $2,019.49.
As per the comment dated xx/xx/2022, a dispute has been notified. Further details not provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the loan was reinstated as the state HAF was approved on xx/xx/2023 for $XXXX. and HAF reinstatement funds were applied in the total amount of $XXXX. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is N/A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2019   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is change in Rate/Term   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2049 Variance: -30 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2049 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a repurchase obligation was triggered on the subject loan during the renovation period due to a 120+ day delinquency prior to completion. The property renovation was completed on xx/xx/2022, and the state HAF was approved on xx/xx/2023 for xx awarded to bring the account current. Further details not provided. The original appraisal report was subject to the completion of repairs, and the 1004D report confirms the completion of the repair and is available in the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID# 33587.014. as a 2611 per NMLS web site."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $362,915.48 exceeds Disclosed Finance charge of $363,910.48 over by -$995.00. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years.

Loan failed TILA Foreclosure Rescission Finance charge of $362,915.48 exceeds Disclosed Finance charge of $363,910.48 over by -$995.00. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2019 reflects Points - Loan Discount Fee at +$649.25. This is an increase in fee of +$649.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.893%, as the borrower's income is $6,066.67 and total expenses are in the amount of $2,784.18 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.89%. Subject loan is a refinance, originated on xx/xx/2019 and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81156887	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$5,169.36	11/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	47.258%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2022 have been paid.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2207.31 which was applied for the due date of xx/xx/2023. The current P&I is $1465.30 and PITI is $2207.31. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per final application, the borrower has been working at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: Current Value is N/A Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated Maturity Date xx/xx/2052 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO, but tape shows as a NOO. The tape shows occupancy misrepresentation, and the subject property is being rented and contains a lease executed about the time of closing. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect the rate lock fee. However, the final CD dated xx/xx/2022 reflects a rate lock fee of $285.00. This is an increase in the fee of $285.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.258% as the borrower’s income is $7,499.33 and total expenses are in the amount of $3,544.04. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 47.26%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75704446	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,280.15	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.125%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	47.389%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2023, the subject mortgage was originated on xx. There is junior mortgage active against the subject property in favor of xx. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 4 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,751.98 which was applied for the due date of xx/xx/2023. The current P&I is $1,415.67 and PITI is $1,751.98. The UPB is $XXXX.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 3 months with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per the final application, the borrower is getting income from social security.
As per comment dated xx/xx/2023, subject property has been occupied by the owner.
As per comment dated xx/xx/2023, FB plan was provided which started on xx/xx/2023. The seller's tape shows a hardship FB letter sent with a xx/xx/2024 end date.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: Borrower #2 first name N/A Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.389%   Tape Value: 47.384%   Variance: 0.005%   Variance %: 0.00500%   Comment: borrower DTI ratio percent 47.389%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Does lender G/L require MI is N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out - other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: purpose of transaction per HUD-1 Cashout Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.384%, as the borrower income is $7,833.90 and total expenses are in the amount of $3,711.98 and the loan was underwritten by DU (xx) and its recommendation is “Refer/Eligible” with a DTI of 47.38%. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount point test because it is a first lien mortgage, has a principal amount that is greater than or equal to $10,000, and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $4,152.72. This is an increase in fee of $4,152.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects Lender Credit at $2,303.00, however, Final CD dated xx/xx/2022 reflects Lender Credit at $0.00. This is decrease of $2,303.00 for fee which has 0% tolerance test. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows hardship fb letter sent with 2/1/24 end date. In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2058	Not Applicable
45781888	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$903.00	12/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the UT report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of xx
There are two writs of xx (judgments) active against the prior owner xx.
There are two prior state tax liens in the total amount of $XX, which are not against the subject borrower.
There is one more state tax lien against the subject borrower in the amount of $XX. The SSN# is inconsistent.
No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $901.13 with an interest rate of 5.850% which was applied for the due date of xx/xx/2023. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is 1 month delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $901.13 with an interest rate of 5.850% which was applied for the due date of xx/xx/2023. The current UPB is $XXXX.
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
Final 1003 does not shows borrower’s employment details.
As per the collection comment dated xx/xx/2022, the RFD was home repairs. Unable to confirm cost to cure and repair status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 19 Tape Value: 23 |---| -4 |----| -17.39130% Comment: As per Tape data, age of loan is 23. However it reflects 19. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -579 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Note shows, note date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -31 (Days) Variance %: Comment: Note reflects, stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $6,418.41 exceeds fees threshold of $4,350.19 over by +$2,068.22.
The below fees were included in this test:
Mortgage Broker Fee paid by Borrower: $3,818.75
Points - Loan Discount Fee paid by Borrower: $962.00
Processing Fee paid by Borrower: $342.66
Underwriting Fee paid by Borrower: $1,295.00.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 6.304% exceeds APR threshold of 5.390 over by +0.914%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged $6,418.41 exceeds fees threshold of $4,350.19 over by +$2,068.22.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $3,818.75
Points - Loan Discount Fee paid by Borrower: $962.00
Processing Fee paid by Borrower: $342.66
Underwriting Fee paid by Borrower: $1,295.00.

Loan Fails GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 6.304% exceeds APR threshold of 5.390% over by +0.914%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows defect as D30. As per PH loan is delinquent for 30 days. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.304% exceeds APR threshold of 4.640% over by +1.664%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.343% exceeds APR threshold of 4.640% over by +1.703%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34446569	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,537.72	01/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or the property.
Annual combined taxes for 2023 are paid in the amount of $3,021.20.
Annual other taxes for 2023 are paid in the amount of $2,516.52.
No prior-year delinquent taxes have been found.
As per review of the latest payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024 in the amount of $2,463.67 with an interest rate of 6.625%, and P&I is $1,641.82 for the due date of xx/xx/2024. The next due date is xx/xx/2024. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The current UPB is $XXXX.
As per the final 1003, the borrower previously worked at xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 28.469% Tape Value: 28.190% |---| 0.279% |----| 0.27900% Comment: Borrower DTI ratio percent 28.469% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: xx  Comment: Original balance xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percent xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -30 (Days) Variance %: Comment: Stated maturity date xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,205.00 exceeds fees threshold of $7,291.94 over by +$913.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $200.00
Points - Loan Discount Fee paid by Borrower: $6,410.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $995.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,205.00 exceeds fees threshold of $7,291.94 over by +$913.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $200.00
Points - Loan Discount Fee paid by Borrower: $6,410.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $995.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet the FHA scorecard requirement as the subject is a no-credit score manually UW loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $8,205.00 exceeds fees threshold of $7,291.94 over by +$913.06.
The below fees were included in the test:
Administration Fee paid by Borrower: $200.00
Points - Loan Discount Fee paid by Borrower: $6,410.00
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $995.00"	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects 'cash to' in the amount of $2,033.11."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 7.524% exceeds APR threshold of 8.237% over by -0.713%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14048728	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,305.45	01/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	45.304%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a junior mortgage that was originated on xx/xx/2023 and recorded on xx/xx/2023 with the xx.
The annual county taxes for 2023 are due in the amount of $XX.
The annual county taxes for 2022 were paid in the amount of $385.70.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,107.28 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $1,738.19 and the interest rate is 6.500%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $2,107.28 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Any Borrowers xx Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 9893 (Days) Variance %: Comment: As per tape data, Stated maturity date is 0xx/xx/2026. However note documents reflects it xx/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject property is a new construction. The appraisal report dated xx/xx/2023 is subject to completion of new construction. The 1004D report is missing from the loan documents. The final CD does not show any escrow holdbacks."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68475624	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,706.30	11/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	40.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The second installment of county tax for 2023 is due in the amount of $853.15 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is 1/1/20224. The last payment was received on xx/xx/2023 in the amount of $977.83 (PITI) which was applied to the due date of xx/xx/2023. The monthly P&I is $800.63, and the interest rate is 7.375%. The current unpaid principal balance is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is 1/1/20224.
The current unpaid principal balance is $XXXX.
XXX receives xx.
As per tape data, the 9 roofs are need to be replaced. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| -1 (Days) |----| Comment: As per note original note date is xx/xx/2023 Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -30 (Days)   Variance %:    Comment: As per note stated maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx (1-4 Stories) Tape Value: Single Family Variance: Variance %: Comment: As per appraisal subject property type is xx (1-4 stories) Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project is not eligible for sale to FNMA due to the condo association being involved in civil litigation over roof repairs. A review of the condo questionnaire shows a special assessment of xx for construction repairs has been collected. Further details not provided. A Zillow search shows an estimated value of xx.			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9458010	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,745.63	12/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	11.416%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two junior judgments against the borrower.
The first judgment in favor of xx.
The judgment in favor of xx.
The first and second installments of county taxes for 2024 have been paid in the amount of $1737.9.

As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $920.93 which was applied for the due date of xx/xx/2023. The current P&I is $663.41 and PITI is $920.93. The UPB is $XXXX.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is currently delinquent with the loan for 1 month and the next due date is xx/xx/2023. The UPB is $XXXX.
XXX has xx.
As per the comment dated xx/xx/2022, the reason for default is an excessive obligation.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 11.416% Tape Value: 11.417% |---| -0.001% |----| -0.00100% Comment: DTI is 11.416% but tape shows 11.417%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Lender G/L required MI is not applicable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan does not meet Freddie Mac cash out guidelines. Final CD reflects cash to in the amount of $4,742.09. Further details were not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81069164	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,956.15	12/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	751	779	42.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
No active liens or judgments have been found.
The county taxes of 2023 have been paid in the amount of $4,956.15.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $3577.64 which was applied for the due date of xx/xx/2024. The current P&I is $3012.79 and PITI is $3577.64. The UPB is $XXXX.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2023, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is $XXXX.
XXX1 has xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
CCs are missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Primary |---| |----| Comment: As per the documents occupancy of the subject property is secondary. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per the final CD purpose of the loan is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx (>=9 Stories) Tape Value: xx (1-4 Stories) Variance: Variance %: Comment: As per the appraisal report property type is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows loan did not meet xx condo guidelines. Review of the condo questionnaire shows proposed 2022-2023 reserves for repairs at xx and subject has multiple amenities but does not appear to be a condotel. Further details not found. Appraisal report is "as is" and the subject is valued at xx. Zillow search shows the subject valued at xx.			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91324484	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$674.65	01/15/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.740%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2012	XXXX	Not Applicable	6.250%	XXXX	07/XX/2012	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $282.34 and PITI is $491.31. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $282.34 and PITI is $491.31. The UPB reflected as per the payment history is $XXXX. The subject property is owner occupied. No evidence has been found regarding foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx.	The loan was modified on xx/xx/2012 with new principal balance of $XXXX. The borrower promises to pay the new modified P&I of $282.35 with the new fixed interest rate of 6.250% beginning from xx/xx/2012 to the new maturity date of xx/xx/2042.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $282.34   Variance: $357.98   Variance %: 126.79039%   Comment: $640.32   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 222 Tape Value: 542 Variance: -320 Variance %: -59.04059% Comment: 222 Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is $4,087.49 and allowed is $3,777.00. It is over charged by $310.49. Fee included: Mortgage Broker Fee (Direct) paid by Borrower: $3,499.99 Underwriting Fee paid by Borrower: $150.00 Flood Determination - Life of Loan Fee paid by Borrower: $12.50 Settlement / Closing / Escrow Fee paid by Borrower: $250.00 Title Document Preparation Fee paid by Borrower: $150.00 Title Courier Fee paid by Borrower: $25.00"	* Compliance Testing (Lvl 3) "The tape shows the documentation used by the lender to verify ATR is not reliable. The lender or assignee was not provided with a Federal High-Cost Mortgage Loan (Notice to Assignee) disclosure. Also, the HOEPA disclosure was not provided to the borrower. Tape shows the subject is a Section 32 non-compliant high-cost loan, as the loan failed the Hoepa high-cost APR and points and fees threshold tests. Infinity CE results show the loan failed the Hoepa high-cost points and fee threshold test."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1/settlement statement and itemization of fees are missing from the loan file. Tape defect category shows the same. As per seller's comment, additional documentation is not available."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender failed to provide a flood certificate, HI policy, and final application to the XXX. The review of the loan documents shows that the HI policy and final application are missing from the loan documents."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file. Tape defect category shows the same."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. The following list of fees were included in the test: Mortgage Broker Fee (Direct) paid by Borrower: $3,499.99 Underwriting Fee paid by Borrower: $150.00 Flood Determination - Life of Loan Fee paid by Borrower: $12.50"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 14.363%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86123823	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$487.59	11/13/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.070%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	Not Applicable	599	Not Applicable	116.520%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $487.59 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $354.15 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $270.00 with an interest rate of 2.004%. The current UPB reflected as per the payment history is $XXXX and the deferred balance is $2,679.08.
The last payment was received as per the AOT located at "xx."	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX and the deferred balance is $2,679.08.
The AOT agreement was made on xx/xx/2010. As per the AOT, the UPB is $XXXX. The revised P&I is $270.00 with an interest rate of 2.000%, which will begin on xx/xx/2010 with a maturity date of xx/xx/2045.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower was approved a 3-month trial plan, which will begin on xx/xx/2023 with a monthly amount of $358.34.
As per the comment dated xx/xx/2023, a payment dispute has been notified. Further details not provided.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated on xx/xx/2023. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated on xx/xx/2023. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2679.08   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx/xx/2010   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2023   Variance: -5719 (Days)   Variance %:    Comment: xx/xx/2008   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $270.00   Variance: $594.25   Variance %: 220.09259%   Comment: $864.25   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: XXXX   Tape Value: 000000074543211101101000   Variance:    Variance %:    Comment: 000001044444322212212100   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2038   Tape Value: xx/xx/2045   Variance: -2721 (Days)   Variance %:    Comment: xx/xx/2038   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 172 Tape Value: 415 Variance: -243 Variance %: -58.55421% Comment: 172 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report located at “xx," the subject property is a manufactured home. The Alta 7 endorsement is not attached to the short-form policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is not available in the loan file."	* Compliance Testing (Lvl 3) "Tape and infinity compliance result shows the loan failed the NC Rate Spread Home Loan Test, and the ATR was not verified with reliable documentation."	* Application Missing (Lvl 2) "Tape and file shows final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to:
Loan failed NC RSHL modified HMDA APR threshold exceeded due to calculated APR 12.200% exceeds APR threshold of 7.350% over by 4.850%.
Loan failed NC RSHL conventional mortgage rate APR threshold exceeded due to calculated APR 12.204% exceeds APR threshold of 7.630% over by 4.574%.

This loan failed NC RSHL Documentation Type Test due to the loan is a rate spread home loan and the document type is “No Documentation"."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $228,350.04 exceeds disclosed finance charge of $228,435.35 under disclosed by -$85.31."
* Missing flood cert (Lvl 2)     "Tape and file shows flood certificate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16399222	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$622.18	01/15/2024	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	8.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	600	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2013	XXXX	XXXX	2.000%	XXXX	09/XX/2013	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $622.18. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $410.56 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX and the deferred balance is $XXXX. The current P&I is $249.59 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $410.56 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX and the deferred balance is $XXXX
The loan has been modified.
As per the comment dated xx/xx/2022, the foreclosure was initiated in 2022. As per the comment dated xx/xx/2022, the motion to sale was scheduled for xx/xx/2022. The foreclosure was placed on hold due to original assignments and the hold ended. As per the comment dated xx/xx/2022, the loan was reinstated.
The borrower xx.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the reason for default is excessive obligation.
As per the comment dated xx/xx/2022, the subject property was damaged due to water on xx/xx/2021. The property needs repairs. As per the comment dated xx/xx/2022, the loss draft check was received in the amount of $XXXX on xx/xx/2022. We are unable to determine whether the repairs have been completed or not.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated in 2022. As per the comment dated xx/xx/2022, the motion to sale was scheduled for xx/xx/2022. The foreclosure was placed on hold due to original assignments and the hold ended. As per the comment dated xx/xx/2022, the loan was reinstated.
Bankruptcy Comments:The borrower xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $0.00. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014. The date of last filing is xx/xx/2014.
The step modification agreement was made on xx/xx/2013 between the borrower xx. As per the modified terms, the new principal balance is $XXXX.The interest bearing principal balance is $XXXX and the deferred balance is $XXXX. There are 5 steps of modification. The borrower agreed to pay the P&I of $178.52 and an interest rate of 2.00% beginning on xx/xx/2013 until the maturity date of xx/xx/2032.	Credit Application	Field: Age of Loan Loan Value: 258 Tape Value: 259 |---| -1 |----| -0.38610% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2002   Tape Value: xx/xx/2023   Variance: -7908 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $249.59   Variance: $268.94   Variance %: 107.75271%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000004   Tape Value: 000000000000000000000005   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 102 Tape Value: 476 Variance: -374 Variance %: -78.57142% Comment: Tape Source: Initial Tape Type:	3: Curable	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* TX Cash-Out - TX Constitution A6 fail (Lvl 3) "The tape shows the subject loan does not meet the TX50A6 disclosure requirement. The lender failed to document evidence that the XXX received copies of all documents signed at closing. Further, the XXX did not receive notice concerning extensions of credit or FMV disclosure. Also, the loan closed with a date of first payment that does not begin within two months from the date an extension of credit was made. Further details not provided."	* Application Missing (Lvl 2) "Final loan application is missing from loan file. Tape shows the application is missing." * First Payment Date more than 2 Months after Settlement Date (Lvl 2) "First payment date is more than 2 months after the settlement date." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,621.11	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90057067	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,201.92	12/31/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	4.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	42.257%	First	Final policy	Not Applicable	Not Applicable	06/01/2020	XXXX	XXXX	4.375%	XXXX	07/XX/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of $3,201.92 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $1,287.32 which was applied for the due date of xx/xx/2023. The current monthly P&I is $824.58 with an interest rate of 4.375%. As per tape the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $1,287.32 which was applied for the due date of xx/xx/2023. The current monthly P&I is $824.58 with an interest rate of 4.375%. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under xx.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2023, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the tape data, the servicer provided deferred payment in the amount of $XXXX.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The bankruptcy was dismissed on xx/xx/2020 and terminated on xx/xx/2020. The last bankruptcy was filed on xx/xx/2020. No more evidence is available regarding current bankruptcy status.	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is $XXXX out of which $XXXX is interest bearing amount and deferred amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $824.58 with a modified interest rate of 4.375% starting on xx/xx/2020 and continuing until the new maturity date of xx/xx/2060. There is no principal forgiven amount.	Field: Age of Loan Loan Value: 68 Tape Value: 69 |---| -1 |----| -1.44927% Comment: Seller tape shows Age of the loan 69, as per the Note document is 68. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2023   Variance: -2155 (Days)   Variance %:    Comment: Seller tape shows Appraisal date is xx/xx/2023 , as per the Appraisal document is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -47.20000%   Comment: Seller tape shows Original Appraised Value is xx as per the Appraisal document is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows LTV Ratio percent is xx as per the latest document is 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $824.58   Variance: $146.10   Variance %: 17.71811%   Comment: Seller tape shows Original Stated P&I is $824.58 as per the Note document is $970.68.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: XXXX  Tape Value: 000000002122211111111121   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 438 Tape Value: 506 Variance: -68 Variance %: -13.43873% Comment: Seller tape shows stated remaining Term is 506, as per the Note document is 292. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.25%. Tape shows the XXX is xx, are not reliable and do not satisfy ATR requirements. Further details not provided. Lender defect. XXX has xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2018 reflects Credit Report fee at $29.00, CD dated xx/xx/2018 reflects Credit Report Fee at $42.81. This is an increase in fee of $13.81 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2018 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22782097	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,022.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	39.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of $1,511.44.
No prior year’s delinquent taxes have been found.
As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The details of last payment received are not available. The current P&I is $2,079.97 and interest rate is 7.375%. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of xx/xx/2023, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $XXXX.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Unable to determine current condition and occupancy of the property.
Borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.893% Tape Value: 49.201% |---| -9.308% |----| -9.30800% Comment: As per 1008, borrower DTI 39.893% but tape shows 49.201%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -5 (Days) Variance %: Comment: As per document original note is 0xx/xx/2023 but tape shows 0xx/xx/2023. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.89%. Tape shows lender excluded auto debt without supporting documentation. Revised DTI is 56%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx.	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $5,129.00. This is increase in fee +$5,129.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2023 and the 1-year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $13,411.00 exceeds fees threshold of $8,786.35 over by +$4,624.65.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,282.00
Points - Loan Discount Fee paid by Borrower: $5,129.00

Loan failed the qualified mortgage lending policy points and fees test due to fees charged $13,411.00 exceeds fees threshold of $8,786.35 over by +$4,624.65.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,282.00
Points - Loan Discount Fee paid by Borrower: $5,129.00"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.277% exceeds APR threshold of 8.240% over by +0.037%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 8.277% exceeds APR threshold of 8.240% over by +0.037%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82583430	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$135.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	39.881%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The county taxes for 2023 are paid in the amount of $130.50.
No prior year’s delinquent taxes have been found.
As per PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $939.84, and the interest rate is 7.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $XXXX.
XXX has xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to This loan contains an initial closing disclosure receipt date that is on or before any loan estimate delivery date.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test due to revised LE dated xx/xx/2023 and signed on xx/xx/2023, which is on the initial closing disclosure date of xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2023 does not reflect mortgage broker fee. Final CD dated xx/xx/2023 reflects mortgage broker fee at $3,836.00. This is an increase in fee of +$3,836.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023, and the 1-year SOL is active."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the condo project as ineligible. Review of the condo questionnaire does not show any damage or repair. Appraisal report is "as is" and the subject is valued at xx. Zillow search shows the subject valued at xx. Current UPB is xx. Further details not found. Review of file shows condo complex appears aged."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19917657	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$409.82	01/22/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	802	Not Applicable	47.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The second installment of county taxes for 2023 is due in the amount of $204.91.
According to the payment history as of xx/xx/2024, the borrower is 1 month delinquent with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2024. The P&I is $290.62 and PITI is $384.49. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The loan is currently performing.
According to the payment history as of xx/xx/2024, the borrower is 1 month with the loan. The next due date for payment is xx/xx/2024. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 23 Tape Value: 27 |---| -4 |----| -14.81481% Comment: Seller tape shows Age of the loan 27, as per the Note document is 23. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   Tape Value: $98700.00   Variance: $-24700.00   Variance %: -25.02532%   Comment: Seller tape shows Original Appraised Value is xx as per the Appraisal document is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 49 (Days)   Variance %:    Comment: Seller tape shows Note date is xx/xx/2021 as per the Note document is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Seller tape shows subject property type is single Family, as per the appraisal document is PUD. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the appraisal fee at $750.00. The final CD dated xx/xx/2021 reflects an appraisal fee of $895.00. This is an increase in the fee of $145.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report located at “xx”, the subject property is manufactured home. The Alta-7 endorsement for manufactured home is attached with the final title policy located at “xx"."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.617% as the borrower’s income is $2,241.00 and total expenses are in the amount of $1,067.10. The loan was underwritten by DU (xx), and its recommendation is Approve/Eligible with a DTI of 47.62%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8080276	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,113.36	01/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	41.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
There is a state tax lien against the borrower xx.
There are 4 parcels on the subject property.
The first installment of 2023 combined taxes for all the parcels was paid on xx/xx/2023 in the amount of $XX.
The second installment is due in the total amount of $XX on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,069.32 (PITI), which was applied to the due date of xx/xx/2024. The current rate of interest is 7.125% and the current UPB is $XXXX. The monthly P&I is $1664.08.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.782% Tape Value: 41.900% |---| -0.118% |----| -0.11800% Comment: Borrower DTI ratio percent 41.782% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -456 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City Loan Value: XXXX Tape Value: XXXX Variance: Variance %: Comment: Property city Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a QM violation. Infinity's compliance report also shows that the loan failed the qualified mortgage safe harbor threshold test due to APR calculated 8.049% exceeds APR threshold of 7.380% over by +0.669%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails late fees test due to fees charged $83.20 fees threshold $30.00 over by +$53.20."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TRID total of payments test disclosed on final CD as $630,368.34. Calculated finance charge is $630,559.37 for an under disclosed amount of $191.03. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.073% exceeds APR threshold of 7.380% over by +0.693%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.049% exceeds APR threshold of 7.380% over by +0.669%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per appraisal report located xx, the subject property is a manufactured home. VIN# mentioned on the legal description of the subject mortgage. The ALTA 7 endorsement is attached to the final title policy."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14075547	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,699.88	11/20/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	22.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is a junior mortgage against the subject property in the amount of xx, which was originated on xx/xx/2023 in favor of xx.
No active liens and judgments were found.
Annual combined taxes for 2023 were paid in the amount of $1,699.88 on xx/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $3500.00 (PITI) which was applied for the due date of xx/xx/2023. The current P&I is $3148.31 and the interest rate is 10.875%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2023, the RFD is a curtailment of income.
As per the collection comment dated xx/xx/2024, the borrower is seeking loss mitigation assistance with the servicer. Further details not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
XXX has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 16 |---| -5 |----| -31.25000% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: -30 (Days) Variance %: Comment: Note reflects, stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the NC rate spread home loan test. The xx specify that lenders can legally make this type of loan subject to certain conditions. Some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the loan had an early payment default (EPD). Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.027% exceeds APR threshold of 7.230% over by +3.797%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98753412	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,671.70	04/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	43.385%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2023, the borrower is 11 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,003.84 with an interest rate of 4.990% which was applied for the due date of xx/xx/2022. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2023, the borrower is 11 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,003.84 with an interest rate of 4.990% which was applied for the due date of xx/xx/2022. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. As per the FB documents located at xx.
XXX has been xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 53 Tape Value: 65 |---| -12 |----| -18.46153% Comment: Age of loan is 53 but tape shows 65. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -293 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 444444444321400000000000 Tape Value: 1234444444444 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.38%. Tape shows SE income miscalculation, and the revised DTI is 67.25%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $187,814.30. The calculated finance charge is $189,174.27 for an under-disclosed amount of $1,359.97. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case, originated on xx/xx/2018, and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2018. The initial LE dated xx/xx/2018 reflects lender credits at $1,638.00. The final CD dated xx/xx/2018 reflects lender credits at $500.00. This is a decrease of $1,138.00 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.  Loan failed charges that cannot increase the 0% tolerance test. The initial loan estimate dated xx/xx/2018 reflects a credit report fee at $38.00. The final CD dated xx/xx/2018 reflects a credit report fee at $56.00. This is an increase in fee of +$18.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  Loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2018 reflects the recording fee at $68.00. The final CD dated xx/xx/2018 reflects the recording fee at $76.00. This is an increase in the fee of $1.20 for charges that cannot increase more than 10% test. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2018, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.385%, the borrower’s income is $3,941.00, and total expenses are in the amount of $1,709.79. The loan was underwritten by LP (xx), and its recommendation is to accept with a DTI of 44%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93586888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,510.00	12/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	728	46.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Tax status is to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,750.57 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $1,277.66 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2022, the subject property is occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 21 Tape Value: 23 |---| -2 |----| -8.69565% Comment: Age of loan is 21. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 22111100001000110000000 Tape Value: PPPPPPPPPPP23 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows a lox for multiple large deposits of xx that were not properly sourced by the lender. Total assets available in the LP are xx, which satisfy the cash-to-close requirement of xx. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed PA license validation test due to the Pennsylvania xx mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.16%, as the borrower’s income is $4,986.52 and total expenses are in the amount of $2,301.78 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 46.16%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29778442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,067.26	12/18/2023	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	36.136%	First	Short Form Policy	Not Applicable	Not Applicable	01/17/2024	XXXX	Not Applicable	3.625%	XXXX	02/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active partial claim mortgage against the subject property, which was recorded prior to the subject mortgage. The prior partial claim mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of $6,608.56 with the xx. The first and second installments of combined taxes for 2023 have been paid in the total amount of $5,067.26. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,922.38 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $2,007.01 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
The modification agreement was made between the lender and borrower on xx/xx/2024
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2023, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2023 to xx/xx/2023.
As per the comment dated xx/xx/2023, the reason for default is reduction in income.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the sale scheduled for xx/xx/2023 was canceled due to a loan modification. Further details not provided.
As per the comment dated xx/xx/2022, the borrower filed a new claim in the amount of $7,687.80. The date of loss is xx/xx/2022. Unable to determine the type of loss. No comments have been found regarding the completion of the repairs.
No post-close bankruptcy record has been found.
XXX has xx.
Also, XXX has xx.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the sale scheduled for xx/xx/2023 was canceled due to a loan modification. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance is $XXXX. The borrower promises to pay $1,090.49 monthly with a modified interest rate of 3.625% beginning on xx/xx/2024 with a maturity date of xx/xx/2064. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 13 Tape Value: 21 |---| -8 |----| -38.09523% Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 444444432210010010101 Tape Value: CC122334FFFFF Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2037 Variance: 9802 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated xx/xx/2022 reflects lender credit at $2,200.00. Final CD dated xx/xx/2022 reflects lender credit at $2,148.67. This is a decrease in fee of -$51.33 for lender credits that cannot decrease. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year has expired." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,687.80	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76010141	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	654	Not Applicable	45.404%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2023, the borrower has been delinquent for 8 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $4,181.16 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $3,138.96 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2023, the borrower has been delinquent for 8 months, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the borrower's income is impacted by Covid-19. As per the comment dated xx/xx/2024, the forbearance started on xx/xx/2023. Further details not provided.
As per the comment dated xx/xx/2023, a credit dispute has been notified. Further details not provided.
As per the comment dated xx/xx/2023, the subject property is occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the servicer provided a trial mod, which will begin on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX employment details are not available. The subject loan is NOO. XXX was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 45.40%. Tape shows rental income miscalculation, and the revised DTI is 70%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. XXX has xx.	* Required Documentation Missing or Incomplete (Lvl 3) "Rent schedule/operating income statement is missing from the loan file to calculate DSCR."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50946936	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,734.65	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	10.351%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 4 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $983.35 which was applied for the due date of xx/xx/2023. The current P&I is $799.55 and PITI is $983.35. The UPB is $XXXX.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 4 months with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per comment dated xx/xx/2024, RFD is reduction in income.
As per comment dated xx/xx/2023, FB plan was provided which was started on xx/xx/2023 and ended on xx/xx/2024. Further details not provided.
XXX has xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was originated on xx/xx/2023. As per the seller’s tape, the client was not employed with qualifying employer prior to closing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 3 Tape Value: 8 |---| -5 |----| -62.50000% Comment: Age of loan 3 Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: -xx  Comment: Original Standard CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx   Comment: Original Standard LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 44321000 Tape Value: CCC12344 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Realtor search shows an estimated value of $370,285.00. The current UPB is $133,098.51."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage, has a principal amount that is greater than or equal to $10,000.00, and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the final CD as $159,286.07. The calculated finance charge is $159,338.60 for an under-disclosed amount of $52.53. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case that originated on xx/xx/2023, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects the points loan discount fee of $1,838.00. The final CD dated xx/xx/2023 reflects a points loan discount fee of $2,503.00. This is an increase in the fee of $665.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial LE dated xx/xx/2023 does not reflect lender credit. The final CD dated xx/xx/2023 reflects lender credit at $94.60 (Title-Lenders Title Policy fee of $1.84 paid by the lender). This is a decrease of $92.76 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case; it originated on xx/xx/2023, and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 3)     "Initial CD dated xx/xx/2023 does not reflect settlement agent information."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 10.35%. Tape shows XXX was not employed prior to closing, and the revised DTI is incalculable. Further details not provided. XXX defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84489049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,797.68	01/16/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	40.318%	First	Short Form Policy	Not Applicable	Not Applicable	03/25/2023	XXXX	Not Applicable	2.875%	XXXX	05/XX/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There is contract dispute civil judgment against the borrower in favor of xx.
There is civil judgment against the borrower in favor of xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2023 were paid in the total amount of $5,797.68 on different dates.
The second installment of town taxes for 2024 is due in the amount of $XX.

According to the payment history as of xx/xx/2024, the borrower has been delinquent for 7 months. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,059.75 and PITI is $1,702.95. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 7 months. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2023 and the next due date for payment is xx/xx/2023. The P&I is $1,059.75 and PITI is $1,702.95. The UPB reflected as per the payment history is $XXXX.
As per comment dated xx/xx/2023, the RFD is excessive obligation.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX has xx.
Foreclosure Comments:As per comment dated xx/xx/2023, the FC was initiated in 2023. The service was completed on xx/xx/2023. As per UT dated xx/xx/2024, the lis pendens was filed on xx/xx/2023. As per comment dated xx/xx/2023, the FC was put on hold due to loan modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2023 with new principal balance of $XXXX. The borrower promises to pay the new modified P&I of $1,059.75 with the new fixed interest rate of 2.875% beginning from xx/xx/2023 to the new maturity date of xx/xx/2063.	Hazard Insurance Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 19 Tape Value: 26 |---| -7 |----| -26.92307% Comment: Age of loan is 19. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.318%   Tape Value: 49.684%   Variance: -9.366%   Variance %: -9.36600%   Comment: As per final LP and 1008 borrower DTI is 40.318%   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444321110000   Tape Value: 12344444C1234   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2063 Tape Value: xx/xx/2051 Variance: 4200 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the first lien prohibited fees test.
The following fees were included in the test:
Credit Monitoring Service paid by Borrower: $4.50
Flood Determination Fee paid by Borrower: $9.00
Processing Fee paid by Borrower: $1,250.00
Title Tax Certificate Fee paid by Borrower: $25.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid hazard insurance policy is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.31%. Tape shows income miscalculation and undisclosed debts. Revised DTI is 49.68%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL is active. XXX has xx.		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8376980	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,985.82	12/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.940%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	39.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of $1,992.91.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 14 months with the loan and next due date is xx/xx/2022. The last payment was received on xx/xx/2023 in the amount of $2,524.73 which was applied for the due date of xx/xx/2022. The current P&I is $1,867.94 and PITI is $2,524.73. The UPB is $XXXX.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2023, the borrower has been delinquent for 14 months with the loan and next due date is xx/xx/2022. The UPB is $XXXX.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 21 |---| -15 |----| -71.42857% Comment: Seller tape shows age of loan is 21 as per Note document is 6. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 444444444444443210000 Tape Value: PPPPPPPPPPP44 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows lox for a large deposit of $14K was not sourced by the lender. Total assets available of xx satisfy the cash to close requirement of xx. Further details were not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "The initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $299,682.28. The calculated finance charge is $301,967.96 for an under-disclosed amount of $2,285.68. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59654011	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$12,128.57	01/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	49.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,981.34 and PITI is $5,177.91. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,981.34 and PITI is $5,177.91. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.877% Tape Value: 49.000% |---| 0.877% |----| 0.87700% Comment: Borrower DTI ratio percent 49.877% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   tape value: $XXXX   Variance: xx   Variance %: -xx   Comment: Original balance xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.62500%   Tape Value: 762.5000%   Variance: -754.87500%   Variance %: -754.87500%   Comment: Original stated rate 7.625%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM lending points and fees test due to fees charged $18,655.00 exceeds fees threshold of $16,220.20 over by +$2,434.80.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $180.00
Points - Loan Discount Fee paid by Borrower: $16,875.00
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $900.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $18,655.00 exceeds fees threshold of $16,220.20 over by +$2,434.80.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $180.00
Points - Loan Discount Fee paid by Borrower: $16,875.00
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $900.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and credit reports show that XXX had multiple disputed accounts. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25244442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,989.33	12/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	715	Not Applicable	43.051%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.125%	XXXX	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 are due in the amount of $6,989.33.
The annual county taxes for 2022 were paid in the amount of $1,775.72.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $2,182.87 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $1,840.11 and the interest rate is not available.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2023 in the amount of $2,182.87 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
XXX has xx.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $2,056.68, an interest rate of 6.125% and a maturity date of xx/xx/2052. The P&I as per payment history is $1,840.11 and the interest rate is not available. There is a difference in P&I with respect to note data. As per the comment dated xx/xx/2023, the mod was effective on xx/xx/2023. The modification agreement is missing from the loan file.	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2021 |---| 168 (Days) |----| Comment: Application date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2052 Variance: Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.05%. Tape shows undisclosed debts, which renders the AUS invalid. Further details not provided. XXX defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2022 reflects cash to in the amount of $6,158.86."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. The final CD dated xx/xx/2022 reflects the points - loan discount fee at $929.54. This is an increase in the fee of $929.54 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71550856	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,114.14	02/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	762	Not Applicable	49.956%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for 2023 are due on xx/xx/2024 in the amount of $6,114.14.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $882.62 which was applied for the due date of xx/xx/2024. The current P&I is $799.62 and PITI is $882.62. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $XXXX.
As per the comment dated xx/xx/2023, the subject property was damaged. The nature of the damage and the estimated cost of repair are not available. The borrower stated that they needed assistance with a check endorsed to repair damage. No details have been found regarding the completion of repairs.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 84 (Days) |----| Comment: Application date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: xx   Variance:    Variance %:    Comment: ARM index type is 30-day average SOFR.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as a second home, but the tape indicates that the property is NOO due to misrepresentation. XXX lives xx. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90398566	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,194.71	01/08/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	642	740	40.707%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes of 2023 are due on xx/xx/2024 in the amount of $7,194.71.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,657.98 which applied for xx/xx/2024. The current P&I is $1,966.48 with an interest rate of 6.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined.
The occupancy of the subject property is unable to be determined.
Information regarding the damage and repair is not available in the latest servicing comments.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $382,638.51. Calculated finance charge is $383,018.51 for an under disclosed amount of $380.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75513184	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,691.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	723	53.470%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
 No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 are paid in the amount of $7,691.94 on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $2,084.73 and the interest rate is 5.375%. The UPB is $XXXX.	Collections Comments:Currently, the loan is performing.
The entire PH is missing. As per the review of the seller’s tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $2,084.73 and the interest rate is 5.375%. The UPB is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per the seller's tape data, the borrower is unemployed at closing.
The details on foreclosure and bankruptcy are not provided.
XXX has xx
XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 53.47%. Tape shows XXX was not employed at closing. Further details not provided. XXX defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2022 does not reflect Points - Loan discount fee. CD dated 0xx/xx/2023 reflects Points - Loan discount fee at $2,468.30. This is an increase in fee of +$2,468.30 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 0xx/xx/2023 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11228403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$211.87	01/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	41.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 are paid in the amount of $211.87 on xx/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,502.38 on xx/xx/2024 which was applied for the due date xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 7.500%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $2,502.38 on xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 41.87%. Tape shows XXX's qualifying income is not supported by xx. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx.	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $574,524.98. Calculated finance charge is $574,719.98 for an under disclosed amount of -$195.00. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is purchase case, originated on xx/xx/2023 and 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87854006	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,990.42	01/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	48.561%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
2nd half town taxes for 2024 are due on xx/xx/2024 in the amount of $3,247.60.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,762.69 which was applied for the due date of xx/xx/2024. The current P&I is $2,405.02 and PITI is $3,762.69. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $XXXX.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2022 |---| 233 (Days) |----| Comment: AS per final application the date is 0xx/xx/2023. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -28 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the first lien prohibited fees test.
The below fees were included in the test:
Builder Fee paid by Borrower: $825.00
HOA Dues paid by Borrower: $1,978.87
HOA monthly paid by Borrower: $260.19
HOA One Time Membership paid by Borrower: $1,500.00
HOA Working Capital paid by Borrower: $436.00
Title Closing Protection Letter Fee paid by Borrower: $75.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.56%. The tape shows the lender miscalculated income. The revised DTI is over 50%. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx.
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. Final closing disclosure dated xx/xx/2023 reflects cash to in the amount of $11,141.64."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. CD dated 0xx/xx/2023 reflects Points - Loan Discount Fee at $1,477.54. This is an increase in fee of $1,477.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 0xx/xx/2023 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84035119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,721.42	01/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	700	726	61.211%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual county taxes for 2023 are paid off in the amount of $6,452.56 on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,461.20 which applied for xx/xx/2024. The current P&I is $1,900.13 with an interest rate of 6.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is $XXXX.
No bankruptcy-related details have been found.
The reason for default is unable to be determined.
As per tape data, the property occupancy is stated as owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
XXX has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at 47.73%. Tape shows rental income miscalculation, and the revised DTI is 62.95%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. XXX has xxx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91725524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$4,079.44	01/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	44.852%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes of 2023 are due on xx/xx/2024 in the amount of $4,079.44.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/2024, the borrower is current and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,764.70 which applied for xx/xx/2024. The current P&I is $1,337.24 with an interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,764.70 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,337.24 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per seller tape data, the property is non-owner occupied.
XXX receives xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 44.85%. The tape rental income used by the lender is not supported by Form 1007 or two months of rental receipts. The revised DTI is 48.24%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. XXX receives xx.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14058931	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	02/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.470%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	20.251%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is one prior mortgage against the subject property originated on xx/xx/2017 in favor of xx.
Annual combined taxes for 2023 are exempt.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $734.60 which was applied for the due date of xx/xx/2024. The current P&I is $581.58 and PITI is $734.60. The UPB is $XXXX.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is $XXXX.
XXX has xx. The post-closing details regarding the foreclosure and bankruptcy have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2048 Tape Value: xx/xx/2026 Variance: 7883 (Days) Variance %: Comment: Seller tape shows Stated Maturity Date is xx/xx/2026 As per Note is xx/xx/2048. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is not insurable due to incorrect entitlement calculations. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan origination fee test failed due to fees charged $2,604.50 fees threshold $1,300.00 over by +$1,304.50.
The below fees were included in the test:
1% program Participation Fee paid by Borrower: $1,300.00
Loan Origination Fee paid by Borrower: $1,300.00
Title-Guaranty Assessment Recoupment Charge paid by Borrower: $4.50"
* MI, FHA or MIC missing and required (Lvl 2)     "VA guaranty certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79635240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,075.75	01/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	44.992%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments were found.
The combined annual taxes for 2023 are paid in the amount of $2,075.75.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,033.43 which was applied to the due date of xx/xx/2024. The monthly P&I is $1,033.43, and the interest rate is 6.50%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,033.43 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $1,033.43, and the interest rate is 6.50%. The current UPB is $XXXX.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.992% Tape Value: 53.000% |---| -8.008% |----| -8.00800% Comment: Borrower DTI ratio percent 44.992% Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2053   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $6,190.88 exceeds the fee threshold of $4,692.28 over by +$1,498.60. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,291.88 Processing Fee paid by Borrower: $1,899.00"
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $6,190.88 exceeds the fee threshold of $4,692.28 over by +$1,498.60. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,291.88 Processing Fee paid by Borrower: $1,899.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.99%. Tape shows XXX opened additional undisclosed debt with xx. The revised DTI is 53%. XXX has additional notes receivable income, which could bring DTI lower. XXX defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5147576	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,738.57	$12,641.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	43.085%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2021 and 2022 has been paid in the total amount of $2,471.43.
The first installment of county taxes for 2023 has been paid in the amount of $6,320.88.
The second installment of county taxes for 2023 is due in the amount of $6,320.88.
The second installment of county taxes for 2021 and 2022 has been delinquent in the total amount of $2,738.57, which is good through xx/xx/2024.	The loan was originated on xx/xx/2023, and the first payment is due on xx/xx/2024. According to the PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is $1,875.98, and the interest rate is 7.250%. The current UPB reflected as per PH is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the PH tape data as of xx/xx/2023, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2026 Variance: 10015 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan is approved as OO but may be NOO. Tape shows XXX originated two loans with the same broker, and both were OO. Further details not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41067641	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,131.46	$16,337.20	01/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	801	660	47.648%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is junior mortgage active against the subject property in favor of xx.
2nd half county taxes for 2023 are due on xx/xx/2024 in the amount of $XX.
1st and 2nd half county taxes for 2021-2022 have been delinquent in the amount of $XX which were good through xx/xx/2024.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 10 months with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $5,255.74 which was applied for the due date of xx/xx/2023. The current P&I is $4,180.15 and PITI is $5,255.74. The UPB is $XXXX.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 10 months with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per comment dated xx/xx/2023, borrower’s income is impacted by covid-19. Borrower requested a 6-month FB plan. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape data reflects delinquency. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 10 months with the loan and next due date is xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.64%, as the borrower’s income is $13,108.05 and total expenses are in the amount of $6,245.77 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 48.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable
52197747	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,400.25	01/12/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	685	38.033%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,801.23 with an interest rate of 5.625% which was applied for the due date of xx/xx/2024. the current UPB is $XXXX. PH shows large transaction was made on xx/xx/2024 in the amount of $22,698.45. As per the collection comment dated xx/xx/2024, the loan was reinstated. Further details not provided.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,801.23 with an interest rate of 5.625% which was applied for the due date of xx/xx/2024. The current UPB is $XXXX.
No bankruptcy evidence has been found.
The foreclosure was initiated in 2023. The complaint was filed on xx/xx/2023. The foreclosure sale was scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
XXX1 has xx.
XXX2 has been xx.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2023. The complaint was filed on xx/xx/2023. The foreclosure sale was scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of $1,801.23 and the rate of interest is 5.625%. As per the payment history as of xx/xx/2024, the current P&I is $1,801.23 and the interest rate is 5.625%. The collection comment dated xx/xx/2024 shows that the borrower has returned a signed modification agreement. Further details not provided. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.033% Tape Value: 38.030% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio Percent is 38.033%. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -274 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01234444420122111M   Tape Value: 002222330233456777   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2052 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is purchase primary. Tape shows delinquency. According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $12,951.90."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect survey fee. Final CD dated xx/xx/2022 reflects survey fee at $497.19. This is an increase in fee of $497.19 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	594
18304129	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,338.50	01/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	44.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2023 was paid in the amount of $826.15. The second installment of county taxes for 2023 is due in the amount of $512.35. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $1,756.96 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $1,509.91 and the interest rate is 6.125%.	Collections Comments:The loan is currently in collection and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $1,756.96 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. Borrower has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.180% Tape Value: 44.240% |---| -0.060% |----| -0.06000% Comment: As per loan documents borrower DTI ratio is 44.180% but tape shows 44.240%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 21121110011000 Tape Value: 000022002223223 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $9,177.00 exceeds fees threshold of $7,147.23 over by +$2,029.77.

The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,002.00
Processing Fee paid by Borrower: $180.00
Underwriting Fee paid by Borrower: $995.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $305,247.32 exceeds disclosed finance charge of $305,328.99 under disclosed by -$81.67. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $9,177.00 exceeds fees threshold of $7,147.23 over by $2,029.77.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,002.00
Processing Fee paid by Borrower: $180.00
Underwriting Fee paid by Borrower: $995.00."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approved with DTI 44.180%. Seller tape shows delinquency. According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.18% as the borrower’s income is $5,546.57 and total expenses are in the amount of $2,450.48 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			626	Not Applicable
84618974	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$1,939.51	$2,071.82	10/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	44.246%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two notices of assessment against the subject property in favor of xx.
1) The notice of assessment against the subject property in the amount of $18,160.17, which was recorded on xx/xx/2015 with instr# xx.
2) The notice of assessment against the subject property in the amount of $6,705.00, which was recorded on xx/xx/2022 with instr# xx.
There is an active municipal lien against the subject property in favor of xx.
The first installment of county taxes for 2023-2024 has been delinquent in the total amount of $1,139.51, which is good through xx/xx/2024.
The second installment of county taxes for 2023-2024 is due on xx/xx/2024 in the amount of $1,035.89.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $529.21, which was applied for the due date of xx/xx/2023. The current P&I is $529.21 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2023. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: B1 xx is N/A Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.246%   Tape Value: 44.260%   Variance: -0.014%   Variance %: -0.01400%   Comment: Borrower DTI Ratio percent is 44.246%   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI is N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -396 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx  Variance: xx   Variance %: xx   Comment: Original Standard LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 110000011121012 Tape Value: 00022322000002 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $4,349.00 exceeds fees threshold of $3,445.00 over by +$904.00.
The following fees were included in the test:
Document Preparation Fee paid by Borrower: $195.00
Funding, Wire, or Disbursement Fee paid by Borrower: $270.00
Points - Loan Discount Fee paid by Borrower: $2,794.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $495.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $4,349.00 exceeds fees threshold of $3,445.00 over by +$904.00.
The following fees were included in the test:
Document Preparation Fee paid by Borrower: $195.00
Funding, Wire, or Disbursement Fee paid by Borrower: $270.00
Points - Loan Discount Fee paid by Borrower: $2,794.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $495.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan originated on xx/xx/2022 and is seasoned. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.246%, as the borrower's income is $1,592.75 and total expenses are in the amount of $704.73. The loan was underwritten by LP (xx), and its recommendation is to accept with a DTI of 44.0%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			545	Not Applicable
19397813	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,444.69	XX/XX/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	31.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,031.63 which was applied for the due date of xx/xx/2024. The current P&I is $1,231.55 and PITI is $2,031.63. The UPB is $XXXX.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and next due date is xx/xx/2024. The UPB is $XXXX.
As per comment dated xx/xx/2022, the subject property was damaged due to hurricane on xx/xx/2021. An estimated cost of repair is $XXXX. A comment dated xx/xx/2022 shows funds were received in the amount of $XXXX. Further details not provided.
Covid-19 attestation is located at xx”.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.755%   Tape Value: 60.000%   Variance: -28.245%   Variance %: -28.24500%   Comment: Borrower DTI ratio percent is 31.755%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note shows borrower first name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Mortgage reflects, MERS MIN number is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.75%. Tape shows income misrepresentation. Revised DTI is 60%. Further details not provided. XXX defect. Subject loan was originated on xx/xx/2021, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,608.86	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4377986	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,095.70	01/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	581	Not Applicable	42.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $1,656.06 which was applied for the due date of xx/xx/2023. The current P&I is $1,312.23 and PITI is $1,656.06. The UPB is $XXXX.	Collections Comments:The loan is in collection. As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 1 month with the loan and next due date is xx/xx/2023. The UPB is $XXXX.
As per comment dated xx/xx/2024, RFD is curtailment of income.
As per comment dated xx/xx/2024, subject property has been occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Payment History String Loan Value: 23210 Tape Value: 23210XXXXXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2053 Variance: -122 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at $897.00 and Appraisal Fee at $485. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,319.50 and Appraisal Fee at $490. This is an increase in fees of $427.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $1,053.00. Final CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $1,393.00. This is a cumulative increase of $234.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3-year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the loan had an early payment default (EPD). Also, incorrect RTC Form H-9 was used instead of H-8 as the loan was refinanced with a different lender. Further details not found."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.143% exceeds APR threshold of 8.360% over by +3.783%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35596147	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,353.83	02/12/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	XXX	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	51.396%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens found.
The first installment of county taxes for 2023 is paid off in the amount of $2,176.92 on xx/xx/2023.
The second installment of county taxes for 2023 is due on xx/xx/2024 in the amount of $2,176.91.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,553.50 which applied for xx/xx/2024. The current P&I is $2,951.63 with an interest rate of 4.250%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing. The debtor xx. The bankruptcy was dismissed on xx/xx/2023 and terminated on xx/xx/2023.
According to the review of updated payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $2,951.63 with an interest rate of 4.250%. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2023, the reason for default is decreased income due to curtailment of income.
As per the servicing comment dated xx/xx/2022, the property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by COVID-19. Further details were not provided.
Information regarding the damage and repair is not available in the latest servicing comments.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The last bankruptcy was filed on xx/xx/2023. The bankruptcy was dismissed on xx/xx/2023 and terminated on xx/xx/2023.	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.396% as the borrower’s income is $8,537.79 and total expenses are in the amount of $4,388.07. The loan was underwritten by DU (xx), and its recommendation is "Refer/Eligible" with a DTI of 51.40%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx/xx/2022 is 'Subject to required inspection.' The appraiser needs to conduct an interior inspection of unit 2619 1/2. No one was at home at the time of the inspection. The appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan-failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 does not reflect the mortgage broker fee. The final CD dated xx/xx/2022 reflects the mortgage broker fee at $5,099.99. The loan estimate dated xx/xx/2022 does not reflect the appraisal re-inspection fee. The final CD dated xx/xx/2022 reflects an appraisal re-inspection fee of $150.00. The loan estimate dated xx/xx/2022 reflects an appraisal fee of $700.00. The final CD dated xx/xx/2022 reflects an appraisal fee of $900.00. This is a cumulative increase in the fee of $5,449.99 for charges that cannot increase.  A valid COC for the increase in appraisal fee, mortgage broker fee, and appraisal re-inspection is missing from the loan documents. The subject loan is a refinance case; it originated on xx/xx/2022, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a cash-out refinance. The tape shows no net tangible benefit for a cash-out transaction. Further details were not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43267799	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,950.13	02/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	48.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,208.11 and PITI is $2,622.28. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $2,208.11 and PITI is $2,622.28. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX has xx.
The seller's tape data defect shows borrower was unemployed at the time of loan closing. The loan was originated on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 |---| 28 (Days) |----| Comment: Application date as per document is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.381%   Tape Value: 48.380%   Variance: 0.001%   Variance %: 0.00100%   Comment: AS per final 1008 and DU borrower DTI is 48.38%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 28 (Days)   Variance %:    Comment: AS per note original date is xx/xx/2022   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2053 Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.38%. Tape shows XXX was not employed prior to closing. Further details not provided. XXX defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4816434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,601.48	02/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	11.014%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2024 was paid in the amount of $2,004.46.
The second installment of combined taxes for 2024 is due in the amount of $2,004.46.
The first installment of school taxes for 2024 was paid in the amount of $6,296.28.
The second installment of school taxes for 2024 is due in the amount of $6,296.28.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,724.40 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $5,229.30 and the interest rate is 8.375%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $6,724.40 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
XXX has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 36 (Days) |----| Comment: Final application date is 0xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower 2 is not available on Note.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower 2 is not available on Note.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 11.014%   Tape Value: 11.010%   Variance: 0.004%   Variance %: 0.00400%   Comment: As per 1008 DTI is 11.014%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 10.835%   Tape Value: 10.830%   Variance: 0.005%   Variance %: 0.00500%   Comment: As per 1008 DTI is 10.835%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: 36 (Days) Variance %: Comment: Note date is 0xx/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The subject loan is manually UW at 11%. Tape shows receipt documentation or gift funds are missing, and funds to close were not sourced by the lender. Total assets available of $255,971, which includes a gift of $50K, satisfy the cash to close requirement of $135,164.30. Bank statement showing receipt of gift asset and proceeds of REO sale used in assets towards closing is available in the loan documents. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised LE dated xx/xx/2023 delivered on xx/xx/2023 which is less than four business days from the consummation date xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 does not reflect Points - loan discount fee. Final CD dated 0xx/xx/2023 reflects points - loan discount fee at $49.09.
Loan estimate dated xx/xx/2023 reflects mortgage broker fee at $13,280.00. Final CD dated 0xx/xx/2023 reflects mortgage broker fee at $13,760.00.
Loan estimate dated xx/xx/2023 reflects transfer taxes at $5,282.00. Final CD dated 0xx/xx/2023 reflects transfer taxes fee at $5,474.00
This is a cumulative increase in fee of $3,555.00 for charges that cannot increase. Valid COC is available at xx not getting tested due to loan failing delivery and timing test. Subject loan is purchase case, originated on xx/xx/2023 and the SOL is 1 year."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.689% exceeds APR threshold of 8.360% over by +0.329%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8840034	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,326.20	10/17/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	18.974%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of $2,663.10 on xx/xx/2023.
The second installment of county taxes for 2023 is due in the amount of $2,663.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $2,190.05 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $1,577.66 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in foreclosure.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2023. The current UPB is $XXXX.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
XXX has been xx.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 |---| 24 (Days) |----| Comment: Application date is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 18.974%   Tape Value: 18.970%   Variance: 0.004%   Variance %: 0.00400%   Comment: Borrower DTI ratio percent is 18.974%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 7.388%   Tape Value: 7.390%   Variance: -0.002%   Variance %: -0.00200%   Comment: Housing ratio per U/W is 7.388%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Original CLTV ratio percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 24 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/2023 and the 3 year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 3)     "TRID total of payment disclosed on final CD as $577,305.09. Calculated Total of Payments is $578,424.84 for an under disclosed amount of -$1,119.75. Reason for the disclosed total of payments of $577,305.09 is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on xx/xx/2023 and the 3 year SOL is active.

TRID Rescission total of payment disclosed on final CD as $577,305.09. Calculated Total of Payments is $578,424.84 for an under disclosed amount of -$1,119.75. Reason for the disclosed total of payments of $577,305.09 is not considered accurate because it is understated by more than $100. Subject loan is refinance case, originated on xx/xx/2023 and the 3 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 does not reflect Mortgage Broker Fee. CD dated xx/xx/2023 reflects Mortgage Broker Fee at $5,775.00.
Loan estimate dated xx/xx/2023 does not reflect Appraisal Fee. CD dated xx/xx/2023 reflects Appraisal Fee at $1,120.00.
This is an increase in fee of $6,895.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023 and the 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan had an EPD, and a review of the loan documents shows XXX applied for an additional loan for an investment property, which was rejected due to XXX not having sufficient funds to close. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.663% exceeds APR threshold of 8.240% over by +0.423%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.663% exceeds APR threshold of 8.240% over by +0.423%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73905383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,606.21	05/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	46.187%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.250%	Unavailable	07/01/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for 2024 are due in the amount of $2,803.11 on xx/xx/2024.
The annual county taxes for 2024 were paid in the amount of $2,803.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for four months and the next due date for the regular payment is xx/xx/2024. The last payment was received in the amount of PITI $2,404.34 on xx/xx/2024 which applied to the due date of xx/xx/2023. The current P&I is $2,404.34 and the current rate of interest is 4.250%. the current UPB is $XXXX.	Collections Comments:As per the review of the collection comments, the current status of the loan is collection.
According to the payment history tape data as of xx/xx/2024, the borrower has been delinquent with the loan for four months and the next due date for the regular payment is xx/xx/2024. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2024, the reason for default was the curtailment of income.
As per the collection comment dated xx/xx/2024, the borrower was approved for the 3-month TPP that was started on xx/xx/2024 and ended on xx/xx/2024 with the monthly amount of $2,349.10. The loan will be modified with a rate of interest of 4.250% for the next 480 months. As per the collection comment dated xx/xx/2024, the borrower failed to make the first TPP, and the failure of payment will break the plan. The borrower stated that he is calling to make the TPP. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner. CCs do not show any damage.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx/xx/2022 with a P&I of $1,869.37, a rate of interest of 4.25% and a maturity date of xx/xx/2052. The current P&I, as per the latest payment history as of xx/xx/2024 is $1,869.37 and the rate of interest is 4.25%. As per the collection comment dated xx/xx/2024, the borrower was approved for the 3-month TPP that was started on xx/xx/2024 and ended on xx/xx/2024 with the monthly amount of $2,349.10. The loan will be modified with a rate of interest of 4.250% for the next 480 months. As per the collection comment dated xx/xx/2024, the borrower failed to make the first TPP, and the failure of payment will break the plan. The borrower stated that he is calling to make the TPP. The modification document is missing from the loan file.	Hazard Insurance Missing Dicsloures	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 46.18%. Tape and file shows XXX has an employment gap and the recalculated income is 55%. Lender defect. Loan originated 8/26/22 and the 3 year SOL is active. XXX was a xx.	* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing. Loan funded on xx/xx/2022. Hazard policy in file reflects an effective date of xx/xx/2022 and an expiration date of xx/xx/2023."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72458828	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	46.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens were found. Property tax status is not available.	According to the payment history as of xx/xx/2024, the borrower is currently 4 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2023 in the amount of $1,000.76 which was applied to the due date of xx/xx/2023. The current monthly P&I is $616.97 and the interest rate is 4.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 4 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment in income.
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence of loan modification was found.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the property is occupied by the owner.
XXX has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.724% Tape Value: 46.720% |---| 0.004% |----| 0.00400% Comment: Actual data shows borrower DTI ratio is 46.724%. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: As per documents occupancy is Primary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: -xx   Variance %: -xx  Comment: Actual data shows original CTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Actual data shows original LTV is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 432101000001013212100321 Tape Value: 000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.72%. The tape shows a rental income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. XXX has been xx.	* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of $24,341.35 were used for non-mortgage debt. Loan tested for compliance through CE."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 4.846% exceeds APR threshold of 4.660% over by +0.186%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.845% exceeds APR threshold of 4.660% over by +0.185%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4692671	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,354.11	04/22/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.736%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/22/2019	XXXX	Not Applicable	9.750%	XXXX	12/XX/2019	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
 No active liens and judgments have been found.
The annual combined taxes for 2023 are paid in the amount of $2,354.11. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $723.44 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $457.44, and the interest rate is 9.750%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $723.44 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $457.44, and the interest rate is 9.750%. The current UPB is $XXXX.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2019 and the new modified principal balance is $XXXX.
No bankruptcy and foreclosure evidence has been found.
No evidence of damage or repair has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of xx/xx/2019 and the new modified principal balance is $XXXX. The borrower promised to pay the monthly P&I of $457.44 with fixed interest rate of 9.750% starting on xx/xx/2019 until the new maturity date of xx/xx/2040. The final balloon payment in the amount of $XXXX is due on the maturity date. There is no deferred balance and principal forgiven amount.	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $457.44   Variance: $36.63   Variance %: 8.00760%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.73600%   Tape Value: 9.75000%   Variance: 1.98600%   Variance %: 1.98600%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2040 Tape Value: xx/xx/2040 Variance: -19 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 4) "Fair market value disclosure signed by the borrower is missing from the loan documents."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a Texas 50(a)(6) cash-out loan, and compliance documents are missing. Review of the loan file shows multiple documents are missing."
* Missing credit report (Lvl 3) "Credit report is missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56996914	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,240.16	03/29/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2021	XXXX	Not Applicable	3.000%	XXXX	04/XX/2021	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is one civil judgment open against the borrower in the amount of $XX with xx.
There is a judgment (muni/city/code lien) against the subject property held by xx.
There are two state tax liens of ‘State of Indiana’ against the borrower xx.
There are two judgments (hospital/medical/attorney lien) against the borrower which were recorded on xx/xx/2021 in the total amount of $XX with different plaintiffs.
There are two liens (hospital/medical/attorney lien) against the borrower in the total amount of $XX with different plaintiffs, which were recorded on xx/xx/2022 & xx/xx/2022 respectively.
The semi-annual county taxes for 2023 were paid off in the amount of $1,240.16.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $467.37 which applied for xx/xx/2024. The current P&I is $467.37 with an interest rate of 3.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
According to the PACER, the debtor xx. The date of last filing bankruptcy is xx/xx/2019. The plan was not confirmed. The POC was not filed. MFR was filed on xx/xx/2019. The bankruptcy was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per the seller's tape, the subject property is owner-occupied.
The subject property was damaged.The damage details of the subject property and the estimated cost of repair are unable to be determined from the latest servicing comment. As per review of the collection comment dated xx/xx/2023, the insurance was filed. Further details not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The date of last filing bankruptcy is xx/xx/2019. The plan was not confirmed. The POC was not filed. MFR was filed on xx/xx/2019. The bankruptcy was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.	The loan modification agreement was made between the borrower and lender on xx/xx/2021. The new modified rate is 3.000% and borrower promises to pay the P&I of $467.37 which began on xx/xx/2021. The new principal balance is $XXXX and the maturity date is xx/xx/2041.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows limited documents. Review of the loan file shows multiple documents are missing. Infinity could not test regulatory compliance due to the missing HUD-1."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27951114	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXX	$0.00	$7,028.61	07/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	692	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active HOA lien against the subject property in favor of xx.
The annual installments of county taxes for 2023 have been paid in the amount of $6,747.47 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,747.17 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,978.03 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
As per the comment dated xx/xx/2023, the reason for default is illness of the borrower.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX employment details are not available. The subject loan is NOO. XXX was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 19 |---| -6 |----| -31.57894% Comment: Age of the loan is 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment: -   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraised Value Loan Value:xx Tape Value: xx0 Variance: xx Variance %: -xx Comment: Original appraised value is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is in FL state. Tape shows defect that loan has 18% default rate. Loan shows default rate agreement. Per the advice of outside counsel, we recommended to the client that servicer send a letter to the XXX that they will not invoke the default rate addendum included in subject mortgage."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD-1 reflects cash to in the amount of $648.58."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59955530	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	01/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	XXX	9.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	9.414%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior mortgage that originated on xx/xx/2006 in favor of xx.
No active judgments or liens found
The annual combined taxes for 2023 are exempt.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 7 months and the next due date of payment is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $123.09 which applied for xx/xx/2023. The current P&I is $117.23 with an interest rate of 9.875%. The UPB as of the date mentioned in the updated payment history is $6,409.95.	Collections Comments:The loan is in collection.
The debtor xx. The date of last filing bankruptcy is xx/xx/2017. The case was discharged on xx/xx/2016 and terminated on xx/xx/2017.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 7 months and the next due date of payment is xx/xx/2023. The UPB as of the date mentioned in the updated payment history is $6,409.95.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx. The date of last filing bankruptcy is xx/xx/2017. The plan was not confirmed. The POC was filed on xx/xx/2012, the POC amount is $XXXX and the arrearage amount is $0.00. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, the unsecured portion is $0.00. The case was discharged on xx/xx/2016 and terminated on xx/xx/2017.	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan documents. Point & fees updated from fee itemization located at xx.	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TX. The following state disclosures are missing in the loan file;
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																								6) Insurance Solicitation/Post Commitment Requirement."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32284545	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$622.02	11/01/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	629	Not Applicable	37.159%	First	Final policy	Not Applicable	Not Applicable	01/XX/2023	XXXX	Not Applicable	3.875%	XXXX	02/XX/2023	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
There is a junior partial claim mortgage against the subject property in the amount of $XX with the lender xx.
There is a civil judgment against the borrower xx.
The 1st installment of county taxes for 2023 was paid in the amount of $311.01.
The 2nd installment of county taxes for 2023 is due on xx/xx/2024 in the amount of $XX.
The sewer charges for 2024 are due in the amount of $XX on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 12 months and the next due date for the regular payment is xx/xx/2023. The last payment was received in the amount of PITI $510.60 on xx/xx/2023 which applied to the due date of xx/xx/2023. The current P&I is $309.57 and the rate of interest is 3.875%. The current UPB is $XXXX.	Collections Comments:According to the review of the collection comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 12 months and the next due date for the regular payment is xx/xx/2023. The current UPB is $XXXX.
The loan was modified on xx/xx/2023 with the principal balance of $XXXX.
As per the comment dated xx/xx/2023, the RFD was marital problems.
As per the comment dated xx/xx/2022, the foreclosure was initiated on xx/xx/2022 and as per the comment dated xx/xx/2022, the complaint filed date was xx/xx/2022. Comment dated xx/xx/2023 shows that foreclosure was put on hold due to loss mitigation.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
The XXX is xx.

Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on xx/xx/2022 and as per the comment dated xx/xx/2022, the complaint filed date was xx/xx/2022. Comment dated xx/xx/2023 shows that foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx. The borrower promised to pay P&I in the amount of $309.57at an interest rate of 3.875%. The new maturity date is xx/xx/2053.	Appraisal (Incomplete)
Credit Application
Flood Certificate
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 37.159% Tape Value: 37.160% |---| -0.001% |----| -0.00100% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2016 Tape Value: xx/xx/2016 Variance: -48 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects as is condition. The subject property photos are black and white but Zillow search shows interior of garage ceiling crack. Estimated cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the loan origination fee test. (xx)
The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL)."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete as initial LE and Initial CD are missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "VA guaranty certificate is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit/acknowledgment/ disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16907272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$834.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	737	Not Applicable	30.172%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $834.26.
The water/sewer charges are due in the amount of $73.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is $XXXX. The current P&I is $1,795.82 and the current interest rate is 10.125%.	Collections Comments:The loan is currently in collection and the next due date is xx/xx/2024.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The appraisal report is as is, but the improvement section shows that the subject has a wheelchair ramp in the garage, which makes it a nonfunctional garage. Also, the subject has a cartport that is too close to the garage entrance, which makes it unable to drive a car into the garage. The estimated cost to cure is $1,600.00. CCs do not show damage.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects as is conditions. Photo addendum and improvement section show that the subject has a wheelchair ramp in the garage, which makes it a nonfunctional garage and the subject has a cartport that is too close to the garage entrance, which prevents driving a car into the garage. The estimated cost to cure is $1,600.00. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,772.13 exceeds fees threshold of $5,736.07 over by +$3,036.06.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,970.50
Points - Loan Discount Fee paid by Borrower: $5,801.63.

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged $8,772.13 exceeds fees threshold of $5,736.07 over by +$3,036.06.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,970.50
Points - Loan Discount Fee paid by Borrower: $5,801.63.

Loan fails GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 10.714% exceeds APR threshold of 9.110% over by +1.604%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan repurchased and early payment default. According to the payment history as of xx/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is xx/xx/2024. The unpaid principal balance is $201,873.74."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report at closing is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3) "As per the DT located at xx revised LE dated xx/xx/2023 is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.714% exceeds APR threshold of 8.360% over by +2.354%. Subject loan is escrowed.

Loan fails Qualified Mortgage APR Threshold Test due to APR calculated 10.714% exceeds APR threshold of 9.110% over by +1.604%."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.826% exceeds APR threshold of 8.360% over by +2.466%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23449094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,769.10	06/05/2024	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	47.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is one junior mortgage active against the subject property in favor of xx. There is one prior state tax lien against the borrower in favor of xx. There are two state tax liens, two civil judgments, and one credit card judgment in favor of different plaintiffs, which were recorded on different dates in the total amount of $XX. The SSN mentioned on the supporting documents is not consistent with the subject borrower. The first and second installments of county taxes for 2023-2024 have been paid in the total amount of $8,769.10. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 50 months, and the next due date is xx/xx/2020. The last payment was received on xx/xx/2024 in the amount of $2,910.92 (PITI), which was applied for the due date of xx/xx/2020. The current P&I is $1,849.90 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 50 months, and the next due date is xx/xx/2020. The current UPB is $XXXX.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the borrower's income is impacted by Covid-19. Further details not provided.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The notice of default located at “xx” shows that the foreclosure complaint was filed on xx/xx/2023 in the favor of xx. The FC sale scheduled for xx/xx/2024 was put on hold as the borrower filed for bankruptcy on xx/xx/2024.
 According to the PACER, the borrower, xx. The bankruptcy case is still active.
XXX2 has been xx.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The notice of default located at “xx” shows that the foreclosure complaint was filed on xx/xx/2023 in the favor of xx. The FC sale scheduled for xx/xx/2024 was put on hold as the borrower filed for bankruptcy on xx/xx/2024, and bankruptcy is still active.
Bankruptcy Comments:According to the PACER, the borrower,xx. As per the voluntary petition schedule D (Doc #11), the amount of the claim without deducting the value of the collateral is xx. The unsecured portion is $0.00. The POC (xx) was filed by the creditor, xx. The bankruptcy case is still active.	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 Variance: -6 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2017 Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.584%. The tape shows that the 2016 SE business tax return is missing from the file and missing documentation of the assets used to pay off the liability. Lender defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL has expired. XXX has been xx.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents. Subject loan is purchase case, originated on 3/11/20217 and the SOL is 1 year."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.584%, as the borrower’s income is $7,004.00, and total expenses are in the amount of $3,332.75, and the loan was underwritten by LP (xx) and its recommendation is Eligible/Accept with a DTI of 48.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15553139	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	Second	XXX	$0.00	$4,053.00	05/17/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	37.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior state tax lien of xx.
There is an active prior notice of judgment lien against the subject property filed on xx/xx/2015, which was recorded prior to the subject mortgage in the amount of $XX.
The annual county taxes for 2023 were paid off in the amount of $3,971.94 on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,080.53 which applied for xx/xx/2024. The current P&I is $2,202.53 with an interest rate of 7.500%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is currently delinquent for 1 month and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx/xx/2022 reflects cash to in the amount of $4,166.90."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase, originated on 0xx/xx/2022 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Loan Origination Fee at $5,950.00. CD dated 0xx/xx/2022 reflects Loan Origination Fee at $6,300.00. This is an increase in fee of $350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on 0xx/xx/2022 and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.786% exceeds APR threshold of 7.280% over by +0.506%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17527987	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.00	06/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	670	36.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2023 have been paid in the amount of $965.00.
City taxes for 2023 have been paid in the amount of $490.00.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $1,639.97 on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 7.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $1,639.97 on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX.
As per comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19. No information has been found regarding the forbearance plan.
As per the appraisal report dated xx/xx/2022, the subject is as-is. The subject property needs flaking paint, flaking window trim, a front-of-house settlement crack, and a missing handrail. There is no evidence to confirm the exact cost, type of damage and current status of repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
XXX1 has been xx.
XXX2 xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Age of Loan is 20. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.303%   Tape Value: 36.302%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI Ratio Percent is 36.303%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.825%   Tape Value: 33.820%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing Ratio Per U/W ( Initial Rate) is 33.825%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 23 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo and supplemental addendum show flaking paint noted on wood window trim, facia board, and eaves; a missing handrail on steps from the kitchen to the den; and settlement cracks on the front. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations for the interest rate test due to interest rate calculated 7.000% exceeds interest rate threshold of 6.910% over by +0.090%.

Loan failed state regulations for the brokerage/finder fee test due to fees charged $6,205.00 exceeds fees threshold of $4,930.00 over by +$1,275.00.
The below fees were included in the test
Loan Origination Fee paid by Borrower: $4,930.00
Processing Fee paid by Borrower: $580.00
Underwriting Fee paid by Borrower: $695.00."	* Cash out purchase (Lvl 2) "Subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $3,071.53."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.300% exceeds APR threshold of 6.660% over by +0.640%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69600519	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,406.92	06/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.073%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,096.11 with an interest rate of 7.750% which was applied for the due date of xx/xx/2024. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,096.11 with an interest rate of 7.750% which was applied for the due date of xx/xx/2024. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.073%   Tape Value: 41.070%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio per U/W (Initial Rate) is 41.073%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 29 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.111% exceeds APR threshold of 7.360% over by +0.751%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49047168	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,266.80	06/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	32.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
1. There are multiple HOA liens against the subject property, which were recorded on different dates. The supporting document does not reflect the lien amount.
2. There are 3 state tax liens against the borrower, which are in the favor of xx.
3. There is a prior state tax lien against the borrower, which is in the favor of xx.
4. There are 2 IRS liens against the borrower in favor of xx.
5. There are multiple civil judgments against the borrower in favor of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current on the loan. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024, and the next due date is xx/xx/2024. The P&I is $1,247.40, the interest rate is $1,633.30, and the PITI is $1,633.30. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current on the loan. The next due date is xx/xx/2024. The current UPB is $XXXX.
No evidence of bankruptcy or foreclosure has been found.
No evidence of damage or repair has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 32.941% Tape Value: 32.508% |---| 0.433% |----| 0.43300% Comment: Borrower DTI ratio percent is 32.941%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.353%   Tape Value: 27.920%   Variance: 0.433%   Variance %: 0.43300%   Comment: Housing ratio per U/W (Initial Rate) is 28.353%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: 38 (Days) Variance %: Comment: Original note doc date xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $408.27."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.318% exceeds APR threshold of 6.700% over by +1.618%.The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49246496	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$593.01	06/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	722	17.951%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.

No active liens and judgments have been found.

County annual taxes of 2023 have been paid on xx/xx/2023 in the amount of $581.15.

No prior years taxes found delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,666.45 which applied for xx/xx/2024. The current P&I is $1,274.52 with an interest rate of 9.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per the final 1003 the borrower is xx.

XXX1 has beenxx.
XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2023. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2023 which is after the consummation date xx/xx/2023."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3)     "The home is affixed. As per the appraisal report dated xx/xx/2022, the subject property type is a manufactured home. The Alta-7 endorsement for manufactured home is attached with the short form title policy. The VIN# xx is available in the manufacture rider along with the recorded mortgage. The affidavit of affixation is available in the loan file located at “xx which states that the subject property is affixed to a permanent foundation, but the short form title policy shows an exception for said affidavit."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower's."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.471% exceeds APR threshold of 7.780% over by +1.691%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93754685	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$929.12	06/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	41.572%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The combined annual taxes for 2023 were paid in the amount of $929.12.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2023. The last payment was received in the amount of PITI $1,469.63 on xx/xx/2023 which applied to the due date of xx/xx/2023. The current P&I is $1,181.71 and the rate of interest is 5.250%. the current UPB is $XXXX.
Collections Comments:According to the review of the collection comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 11 months and the next due date for the regular payment is xx/xx/2023. The current UPB is $XXXX.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by COVID-19. As per the collection comment dated xx/xx/2023, the borrower was on an active FB plan that was started on xx/xx/2023. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 2 Tape Value: 12 |---| -10 |----| -83.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -305 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.304%   Tape Value: 91.300%   Variance: 0.004%   Variance %: 0.00400%   Comment: CLTV is 91.304% but tape shows 91.300%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 4444444432100   Tape Value: CC12344444444   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited cash out but tape shows change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows the dining room door needs to be fixed. 1004D report is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflects points - loan discount fee at $1,035.00. Final CD dated xx/xx/2023 reflects points - loan discount fee at $2,388.75.
Loan estimate dated xx/xx/2023 reflects transfer taxes fee at $414.00. Final CD dated xx/xx/2023 reflects transfer taxes fee at $441.00.
This is a cumulative increase of $1,380.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023, and the 3-years SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.57%. Tape shows XXX was not employed prior to closing. Further details not provided. XXX defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx.
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53260876	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,085.28	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	49.672%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of combined taxes for 2023 were paid in the amount of $2,033.14.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 11 months and the next due date is xx/xx/2023. The last payment was received on xx/xx/2023 in the amount of $1,815.63 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX. The current P&I is $1,428.47 and the interest rate is 6.250%.

Collections Comments:The loan is currently in collection and the next due date is xx/xx/2023.
The last payment was received on xx/xx/2023 in the amount of $1,815.63 which was applied to the due date of xx/xx/2023. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the comment dated xx/xx/2024, the forbearance plan was approved from xx/xx/2023 to xx/xx/2024. As per the sellers tape, the Covid-19 deferral was approved from xx/xx/2024 to xx/xx/2024.
The appraisal report in the loan file is as is. A supplemental addendum of the subject property shows multiple repairs to be completed, but there are still some repairs that need to be completed, such as basement bathroom drywall that needs to be finished in good quality work; debris is still remaining on the subject front; the kitchen drawer front is missing and needs to be replaced with a new one; carpet pieces are patched in the upper hallway and in the dining room, which have not been replaced. CCs do not show damage.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 4 Tape Value: 15 |---| -11 |----| -73.33333% Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -335 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: xx   Comment: CLTV ratio percent is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx%   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV (CLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 44444444432M0000 Tape Value: CCC1234444444 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.67%. Tape shows income miscalculation as the XXX does not have a history of receiving the bonus/OT income for 2 years. Revised DTI is 98.16%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. XXX has xx.	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the supplemental addendum shows multiple damages, such as stained/worn carpet, a missing kitchen cabinet drawer front, vinyl siding damage, and debris on floors in the basement area. 1004D available shows vinyl siding repaired, debris removed in the basement, but some items in front of the house, carpet pieces patched in the upper hallway were not replaced, drywall was installed but not finished, and the kitchen drawer front is missing. Final CD does not reflect the escrow holdback."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $8,125.00 exceeds fees threshold of $6,643.75 over by +$1,481.25.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,900.00
Processing Fee paid by Borrower: $850.00
Underwriting Fee paid by Borrower: $375.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,125.00 exceeds fees threshold of $6,643.75 over by +$1,481.25.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,900.00
Processing Fee paid by Borrower: $850.00
Underwriting Fee paid by Borrower: $375.00."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at $3,904.00. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $6,900.00.
Initial LE dated xx/xx/2022 reflects Appraisal Fee at $815.00. Final CD dated xx/xx/2022 reflects Appraisal Fee at $1,000.00.
																																																																																								This is a cumulative increase in fee of $3,181.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61851983	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,083.38	06/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	39.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $5,083.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,900.67, which was applied for the due date of xx/xx/2024. The current P&I is $1,900.67 with an interest rate of 8.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
As per the photo addendum attached to the appraisal report dated xx/xx/2023, the storage of the subject property was completely damaged. CCs do not show damages. No details have been found regarding the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Loan Program Info Disclosure Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average xx Tape Value: xx (xx) |---| |----| Comment: Actual data shows ARM index type is 30-day Average SOFR. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: xx   Tape Value: xx%   Variance: xx   Variance %: xx   Comment: Actual data shows ARM Lifetime Cap rate is 13.750%.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.956%   Tape Value: 41.729%   Variance: -1.773%   Variance %: -1.77300%   Comment: Actual data shows borrower DTI ratio is 39.956%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 12.207% Tape Value: 13.980% Variance: -1.773% Variance %: -1.77300% Comment: Actual data shows housing ratio per U/W is 12.207%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is completed as As-Is. Photo addendum shows storage building is in poor condition and is non-habitable. Estimated cost to cure is not available. 1004D or inspection report is missing from the loan file. Final CD does not reflect any holdback. Zillow search shows an estimated value of xx. Current UPB xx. Elevated for client review."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $11,315.00 exceeds fees threshold of $6,882.59 over by +$4,432.41.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $9,870.00
Processing Fee paid by Borrower: $675.00
Underwriting Fee paid by Borrower: $770.00.

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 11.392% exceeds APR threshold of 8.580% over by +2.812%. Subject loan is non escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 11.392% exceeds APR threshold of 9.330% over by +2.062%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,31500 exceeds fees threshold of $6,882.59 over by +$4,432.41.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $9,870.00
Processing Fee paid by Borrower: $675.00
Underwriting Fee paid by Borrower: $770.00.

Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 11.392% exceeds APR threshold of 9.330% over by +2.062%. Subject loan is non escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is authorized to close without an AUS and a DTI limit, and income or employment will be documented as per the guidelines requirement. Further details not provided."
* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.59%. The tape reflects an increased DTI of 41.72%. Further details not provided. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 21.66 years on the job as a corporate treasurer with Theriot, Inc., FICO 726, 0X30 since inception, and $63K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The initial loan estimate dated xx/xx/2023 does not reflect Loan Origination Fee and Rush Fee. The final CD dated 0xx/xx/2023 reflects Loan Origination Fee and Rush Fee in the total amount of $10,095.00. This is an increase in both the fee in the amount of +$10,095.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on 0xx/xx/2023 and the 1 year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.318% exceeds APR threshold of 8.580% over by +0.738%. The subject loan is non escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61678890	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,479.37	03/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	49.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of $8,479.37 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
The latest month's payment history is missing from the loan file. According to the payment history tape data as of xx/xx/2024, the borrower is delinquent with the loan for one month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,032.73 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,027.60 with an interest rate of 6.630%. the current UPB is $XXXX.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is collection.
According to the payment history tape data as of xx/xx/2024, the borrower is delinquent with the loan for one month, and the next due date is xx/xx/2024. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
XXX has 2.41 years on the job as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.817% Tape Value: 57.980% |---| -8.163% |----| -8.16300% Comment: Borrower DTI Ratio Percent is 49.817% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50%. Tape shows the lender failed to include child support debt in the DTI calculation. Revised DTI is 64.08%. Further details not provided. Lender defect. Subject loan originated on xx"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Final Application not signed and hand-dated by Loan Originator (Lvl 2) "Final application was electronically signed on xx/xx/2023. Note date is xx/xx/2023."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46011562	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,605.00	06/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	41.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The tax status is to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,414.51 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,641.58 with an interest rate of 7.375%. Tape shows current UPB as $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. Tape shows current UPB as $XXXX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 1 month on the new job as manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.982% Tape Value: 41.452% |---| 0.530% |----| 0.53000% Comment: Borrower DTI ratio percent is 41.982%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.98%. Tape shows rental income miscalculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 1 month on the new job as manager at xx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failed with state regulations. PA license validation test. In the state of Pennsylvania, a lender-licensed ID is not provided as per the NMLS ID 1124061 web site."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $17,576.84 exceeds fees threshold of $15,616.86 over by +$1,959.98.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $13,181.25
Points - Loan Discount Fee paid by Borrower: $3,300.59."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $17,576.84 exceeds fees threshold of $15,616.86 over by +$1,959.98.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $13,181.25
Points - Loan Discount Fee paid by Borrower: $3,300.59."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23703741	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,542.36	06/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	47.115%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $4,451.52.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,095.65 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $2,638.08 and the interest rate is 6.625%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $3,095.65 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
XXX has 3 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Compliance Testing (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $12,344.00 exceeds Fees threshold of $12,308.31 over by +$35.69.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,330.00
Points - Loan Discount Fee paid by Borrower: $1,014.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $12,344.00 exceeds Fees threshold of $12,308.31 over by +$35.69.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,330.00
Points - Loan Discount Fee paid by Borrower: $1,014.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.11%. Tape shows XXX did not disclose that he is employed by a family member, and the lender did not obtain 2-years tax returns prior to closing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 3 years on the job as xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68574155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,264.30	06/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	641	50.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $8,893.73.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently two months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,429.34, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,590.46 with an interest rate of 5.625%. The current UPB reflected, as per the payment history, is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently two months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,429.34, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,590.46 with an interest rate of 5.625%. The current UPB reflected, as per the payment history, is $XXXX.
As per the comment dated xx/xx/2024, the borrower's income was impacted by the COVID, and as per the comment dated xx/xx/2022, the 4-month FB plan was approved. According to the comment dated xx/xx/2023, the FB plan has been extended multiple times, and the same comment shows that it ends on xx/xx/2024.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
A comment dated xx/xx/2023 shows that the subject property drywall has been contaminated, and no comments have been found regarding the repair completion or estimated cost of repair.
As per the comments dated xx/xx/2023 and xx/xx/2023, the deferment plan has been approved, and four payments have been deferred.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
XXX1 has 9 years on the job as a xx
XXX2 has 3 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.037% Tape Value: 52.487% |---| -2.450% |----| -2.45000% Comment: Borrower DTI ratio percent is 50.037%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment: Collections - current servicer (Enumerated) is * other / not in list*.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $15542.76   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.264%   Tape Value: 36.088%   Variance: -2.824%   Variance %: -2.82400%   Comment: Housing ratio per U/W (initial rate) is 33.264%.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Trial modification agreement in file is yes. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50.03%. Tape shows a revised DTI of 52.48%. Further details not provided. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. XXX1 xx.	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $16,850.00 exceeds fees threshold of $12,951.33 over by +$3,898.67.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,000.00
Points - Loan Discount Fee paid by Borrower: $6,795.00
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $16,850.00 exceeds fees threshold of $12,951.33 over by +$3,898.67.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,000.00
Points - Loan Discount Fee paid by Borrower: $6,795.00
Underwriting Fee paid by Borrower: $1,055.00"
* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan has met the delinquency repurchase trigger specified in the recourse agreement. As a result, we are required to repurchase the Mortgage(s) within 60 days of the date of this letter in accordance with Chapter 3602 of the Freddie Mac Single-Family Seller/Servicer Guide."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount fee. CD dated xx/xx/2022 reflects Points - Loan Discount fee at $6,795.00. This is an increase in fee of +$6,795.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at $414.00, Final CD dated xx/xx/2022 reflects Lender Credit at $0.00. This is decrease of $414.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9800346	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,847.03	03/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	767	Not Applicable	49.675%	First	Final policy	Not Applicable	Not Applicable	03/13/2024	XXXX	Not Applicable	6.875%	XXXX	05/XX/2024	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a junior UCC lien in favor of xx which was recorded on xx/xx/2023. The amount of UCC lien is not provided.
The third town taxes for 2024 are due in the amount of $XX on xx/xx/2024.
The annual utilities/MUD charges for 2024 are delinquent in the amount of $ and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is 8 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $2,207.29 with an interest rate of 6.875% which was applied for the due date of xx/xx/2023. the current UPB is $XXXX.
PH shows multiple transactions were made in June 2023 in the total amount of $9,623.22. As per the collection comment dated xx/xx/2023, these are XXX payments.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 8 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $2,207.29 with an interest rate of 6.875% which was applied for the due date of xx/xx/2023. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19. The loan was modified on xx/xx/2024.
As per the collection comment dated xx/xx/2024, the subject property is non-owner occupied. No damage or repairs have been found.
XXX has 6.91 years on the job as an account executive at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx” with an effective date of xx and the new principal balance is $xx. The borrower promised to pay monthly P&I of $2,147.18 with a fixed interest rate of 6.875% beginning on xx/xx/2024 until the maturity date of xx/xx/2064.	Field: Borrower DTI Ratio Percent Loan Value: 49.675% Tape Value: 51.472% |---| -1.797% |----| -1.79700% Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.100%   Tape Value: 40.515%   Variance: -1.415%   Variance %: -1.41500%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2052   Variance: 4200 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 487   Tape Value: 349   Variance: 138   Variance %: 39.54154%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 49.67%. Tape shows rental income miscalculation and lender omitted debts without supporting documentation. Revised DTI is 51.47%. Further details not provided. Lender defect. Subject loan originated on xx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87410546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,475.60	08/09/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	592	39.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $1,475.60.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 14 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $1,355.42, which was applied for the due date of xx/xx/2023. The current P&I is $962.64. The UPB is $XXXX.	Collections Comments:The current status of the loan is bankruptcy.
As per the review of payment history as of xx/xx/2024, the borrower has been delinquent for 14 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $1,355.42, which was applied for the due date of xx/xx/2023. The current P&I is $962.64. The UPB is $XXXX.
The RFD is unable to be determined.
As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. No comments have been found regarding the complaint filed or judgment entered. According to the comment dated xx/xx/2023, the sale date has been scheduled for xx/xx/2023, and the same comment shows that the sale was postponed and BK was put on hold due to bankruptcy.
The borrower, "xx," filed for bankruptcy under Chapter 13 with case #xx.
No evidence of damage or repair has been found.
The subject property is owner-occupied.
XXX1 has 6 years on the job as xx.
XXX2 has 2.16 years on the job xx.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. No comments have been found regarding the complaint filed or judgment entered. According to the comment dated xx/xx/2023, the sale date has been scheduled for xx/xx/2023, and the same comment shows that the sale was postponed and BK was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower, "xx," filed for bankruptcy under Chapter 13 with case #xx. The plan was confirmed on xx/xx/2023. As per the POC, the amount of the claim was $XXXX, and the amount of arrears was $XXXX. According to the voluntary petition, the value of collateral was xx, so there is no unsecured amount. BK is still active.	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 57 Tape Value: 65 |---| -8 |----| -12.30769% Comment: Age of loan is 57. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: MI Company is FHA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   tape value: $XXXX   Variance: $2837.00   Variance %: 1.74993%   Comment: Original balance (or line amount) is XXXX.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV (OLTV) is 98.189%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 39.30%. The tape shows the loan is uninsurable as the credit report used on the loan was more than 120 days at closing and expired the day before closing. Further details were not provided. The subject loan originated on xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 6.773% exceeds APR threshold of 6.475% over by +0.298%. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.773% exceeds APR threshold of 5.980% over by +0.793%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.773% exceeds APR threshold of 5.980% over by +0.793%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32518830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$2,039.24	$5,448.54	05/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	676	663	42.718%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2024 is due on xx/xx/2024 in the amount of $2,724.27.
The first installment of county taxes for 2024 has been delinquent in the total amount of $2,039.24 which is payable on xx/xx/2024.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,952.57 and PITI is $4,790.34. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,952.57 and PITI is $4,790.34. The UPB reflected as per the payment history is $XXXX.
As per comment dated xx/xx/2024, the RFD is unemployed.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX1 has been SE for 15.83 years xx.
XXX2 has 12.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43%. Tape shows an increased DTI of 47.78%. Further details not provided. Lender defect. The subject loan originated on xx."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83127249	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,480.30	08/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	9.500%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	784	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a mechanics lien in favor of xx in the amount of $11,454.46 which was recorded on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,623.51 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $4,053.33 and the interest rate is 9.500%. the current UPB is $XXXX.
The loan is interest only for the period of 120 months.
PH shows multiple transactions were made in Jan 2023 in the total amount of $17,032.41. As per the collection comment dated xx/xx/2023 and xx/xx/2023, these are XXX payments.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $6,623.51 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $4,053.33 and the interest rate is 9.500%. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
Subject loan is NOO. XXX was qualified using the DSCR of the subject property.
As per the BPO report dated xx/xx/2023 located at “xx”, the subject property was impacted by Hurricane XXXX. The repairs needed for roof, siding, exterior paint, gutters and fascia. The total cost of repair is $XXXX.00. As per the collection comment dated xx/xx/2023, the property had complete loss due to Hurricane Ian and the borrower had to pay $XXXX out of pocket. The comment dated xx/xx/2024 shows that insurance claim was filed in the amount of $XXXX. No comments have been found regarding repair completion. UT shows there are two notices of commencement recorded, located at “xx”. The first notice of commencement was recorded on xx/xx/2023 for the improvement of metal aluminum panel re-roof and second notice of commencement was recorded on xx/xx/2024 for the improvement of remodeling, new windows, doors, drywall removal and replacement, upgrade electrical and plumbing, new roof and decking.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: a Florida Limited Liability Company Tape Value: XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: Ivey   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Tenant   Tape Value: Occupied by Unknown Party   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.769%   Tape Value: 79.000%   Variance: -0.231%   Variance %: -0.23100%   Comment: Original CLTV ratio percent is 78.769%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.769%   Tape Value: 79.000%   Variance: -0.231%   Variance %: -0.23100%   Comment: Original standard LTV is 78.769%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000000000110 Tape Value: 111122112121111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject is NOO. Tape shows the borrower has been late on payments 2 and 3 due to Hurricane Ian. Investors will not accept loans with late payments prior to purchase. Further details not provided. The loan was originated on xx/xx/2022 with the first payment date of xx/xx/2022. According to the payment history as of xx/xx/2024, the transaction for the due date xx/xx/2022 was made on xx/xx/2022 and the transaction for the due date xx/xx/2022 was made on xx/xx/2023. PH shows the borrower is current with the loan and the next due date is xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9766222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The combined taxes for the year 2023 are paid on xx/xx/2023.
As per note the loan was originated on xx/xx/2024 and the first payment date is xx/xx/2024. According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. The next due date for payment is xx/xx/2024. The P&I is $3,246.14. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per note the loan was originated on xx/xx/2024 and the first payment date is xx/xx/2024. According to the payment history on the seller’s tape dated xx/xx/2024, the borrower is current with the loan. The next due date for payment is xx/xx/2024. The P&I is $3,246.14. The UPB is $XXXX.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
XXX has been SE for xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Subject Property Type Loan Value: PUD Tape Value: Single Family |---| |----| Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.944% exceeds APR threshold of 9.110% over by +0.834%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM APR test due to APR calculated 9.944% exceeds APR threshold of 9.110% over by +0.834%."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.000% exceeds APR threshold of 8.360% over by +1.640%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.944% exceeds APR threshold of 8.360% over by +1.584%. The subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25898455	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,280.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	39.659%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of $XX which originated on xx/xx/2024 and recorded on xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of $2,280.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $1,035.18, and the interest rate is 6.00%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $1,035.18, and the interest rate is 6.00%. The UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
XXX has 2.5 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: M00 Tape Value: 0000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and a 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows over income limit for capital access and non borrowing non spouse is on title. This is not allowed per WHEDA policy. WHEDA will be unable to reconsider the non purchase. Further details not provided. Review of the file shows, UW used base income and overtime income for qualification. Mortgage is signed by EH Kaw Hser, an unmarried man and Mue Mu Gay, an unmarried woman and vesting deed shows ownership in the name of EH Kaw Hser and Mue Mu Gay. Elevated for client review. XXX has 2.5 years on the job as a bakery lead with Palermo."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "The initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93849205	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,034.79	12/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.562%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	44.725%	First	Final policy	Not Applicable	Not Applicable	Unavailable	XXXX	XXXX	5.562%	XXXX	10/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2023 were paid in the amount of $3,082.88 on xx/xx/2024.
The annual school taxes for 2023 were paid in the amount of $1,951.91 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 07 months and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $1,900.85 and interest rate is 5.56%. The UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
As per the review of seller’s tape data as of xx/xx/2024, the borrower has been delinquent for 07 months and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $1,900.85 and interest rate is 5.56%. The UPB is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per servicing comment dated xx/xx/2024, the borrower approved for trial modification plan from xx/xx/2024 to xx/xx/2024 in the amount of $2,429.64.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
XXX has been SE for xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx/xx/2022 with a P&I of $1,900.85, a rate of interest of 5.56% and a maturity date of xx. The current P&I, as per latest payment history as of xx/xx/2024 is $1,900.85 and rate of interest is 5.56%. The current UPB is reflected on tape in the amount of $xx. As per servicing comment dated xx/xx/2024, the loan has been modified. The new modified unpaid principal balance is in the amount of $xx with interest rate starting at 5.56% and the borrower promises to pay P & I in the amount of $1,476.79 beginning on xx/xx/2024. The capitalized amount is $XXXX and deferred amount is $XXXX. The maturity date, as per modification is xx/xx/2064. There is no principal forgiven amount. The loan modification document is missing from loan file.	Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 44432100000000000000000   Tape Value: 654321000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2052   Variance: 4414 (Days)   Variance %:    Comment: xx/xx/2064   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 489   Tape Value: 344   Variance: 145   Variance %: 42.15116%   Comment: 489   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per mortgage subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject was approved at 44.72%. Tape shows XXX was qualified as a SE but has xx income, and the co-mingling of income used for qualification rendered the loan not eligible for Freddie Mac. Further details were not provided. The subject loan originated on xx/xx/2022. XXX has been SE xx.
* Missing Initial Closing Disclosure (Lvl 3) "As per change of circumstance, the document located at xx reflects the initial CD dated on xx/xx/2022. The initial CD is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The updated final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44461132	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,217.37	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	29.148%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 is paid in the amount of $1,558.20 on xx/xx/2024.
The second installment of combined taxes for 2025 is due in the amount of $1,558.20 on xx/xx/2024.
The third installment of combined taxes for 2025 is due in the amount of $1,558.20 on xx/xx/2025.
The fourth installment of combined taxes for 2025 is due in the amount of $1,542.77 on xx/xx/2025.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $2,521.95, and the interest rate is 6.500%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $2,521.95, and the interest rate is 6.500%. The UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
XXX has 6.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: M0000000 Tape Value: 00000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows, the spouse (non-borrowing) on DOT / Title) is now working so the income exceeds allowable limits. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19407573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,243.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	730	737	47.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2024 combined annual taxes are due in the amount of $1,243.44 on xx/xx/2025.
The 2023 combined annual taxes were paid in the amount of $1,237.46 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received is not available. The current monthly P&I is $2,579.91 with an interest rate of 7.625%. The UPB as per tape is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received is not available. The current monthly P&I is $2,579.91 with an interest rate of 7.625%. The UPB as per tape is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner’s second home.
 No comments have been found stating the borrower’s income was impacted by Covid-19.
XXX1 has 6 years on the job as xx.
XXX2 has 7.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: M000000000 Tape Value: 00000000000 Variance: Variance %: Comment: 000000000M Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report shows that loan fails qualified mortgage lending policy points and fees test due to fees charged $14,052.03 exceeds fees threshold of $10,373.16 over by +$3,678.87.
The below fees were included in the test:
Application Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $12,557.03
Processing Fee paid by Borrower: $500.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $14,052.03 exceeds fees threshold of $10,373.16 over by +$3,678.87.
The below fees were included in the test:
Application Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $12,557.03
Processing Fee paid by Borrower: $500.00.

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.296% exceeds APR threshold of 8.130% over by +0.166%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79969739	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,820.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	725	23.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens found
The first installment of county taxes for 2023 was paid off in the amount of $910.22 on xx/xx/2024.
The second installment of county taxes for 2023 was paid off in the amount of $910.22 on xx/xx/2024.
As per updated title report, no prior year taxes are delinquent.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is $2,306.74 and interest rate is 8.500%.The UPB is $XXXX.	Collections Comments:The loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. As per tape, the current P&I is $2,306.74 and interest rate is 8.500%.The UPB is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
XXX1 has 1.16 years on the job as xxForeclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The photo addendum shows that exterior walls of subject needs to be painted. xx"
* Compliance Testing (Lvl 3)     "Tape and Infinity CE report shows that loan fails qualified mortgage lending policy points and fees test due to fees charged $10,120.00 exceeds fees threshold of $8,654.45 over by +$1,465.55.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,625.00
Underwriting Fee paid by Borrower: $1,495.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,120.00 exceeds fees threshold of $8,654.45 over by +$1,465.55.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,625.00
Underwriting Fee paid by Borrower: $1,495.00."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved as a NOO. Proceeds from the cash out were used to pay off borrowers consumer debts. The subject loan was considered primary. The borrower is paying off consumer debts of $188,924.35."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 23.765%. Tape shows DTI at 49.04%. Further details not provided. Subject loan originated 9/15/23 and the 3 year SOL is active. XXX 1 has 1 year on the job as a consultant, XXX2 has been SE for 11 years at Twenty One Five and XXX3 has been SE 2 years at Gallagher Farm. XXX has xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.898% exceeds APR threshold of 8.620% over by +0.278%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.939% exceeds APR threshold of 8.620% over by +0.319%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2023. Notary's signature date on the deed of trust is xx/xx/2023. Note date is xx/xx/2023."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4681550	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,506.50	06/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.437%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	745	770	47.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is civil judgment found against the borrower in favor of xx in the amount of $XX which was recorded on xx/xx/2023. The SSN is not mentioned on supporting documents.
The 2024 city annual taxes were paid in the amount of $3,506.50 on xx/xx/2024
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,842.21, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,417.95 with an interest rate of 7.44%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,842.21, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,417.95 with an interest rate of 7.440%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The seller’s tape defect category reflects that 1007 showed the property was vacant. Further details were not provided.
No comments have been found stating the borrower’s income was impacted by COVID-19.
XXX has 5 months on the job as a xx.
XXX2 has been SE for 10.16 years xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 47.39%. Tape shows rental income from REO property is not supported by lease agreement prior to closing. The revised DTI is 74.55%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 5 months on the job as a claims assistant II at Amtrust Financial Services, Inc. XXX2 has been SE for 10.16 years at Paciano Cleaning Job, FICO 745, 0X30 since inception, $90k equity in the subject, and $2,487.55 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51583788	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,793.86	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	50.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two prior mortgages against the subject property. The first prior mortgage originated on xx/xx/1963 and was recorded on xx/xx/1963 in the amount of $7,500.00 in favor of "xx," and the second prior mortgage originated on xx in the amount of $20,000.00 in favor of "xx".
The first installment of town taxes for 2025 is paid on xx/xx/2024 in the amount of $1,198.47.
The second installment of town taxes for 2025 is due on xx/xx/2024 in the amount of $1,198.46.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $2,247.40, and the interest rate is 5.990%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $2,247.40, and the interest rate is 5.990%. The UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
Borrower has 1.91 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MI Company is XXXX.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M0000000000 Tape Value: 000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.384%. Tape shows miscalculation of secondary income. The revised DTI is 55%. Further details not provided. Lender defect. The subject loan originated on xx."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $17,435.62 exceeds fees threshold of $10,668.58 over by +$6,767.04.
The below fees were included in the test:
Mortgage Insurance Premium paid by Borrower: $2,806.87
Points - Loan Discount Fee paid by Borrower: $13,133.75
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $900.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $17,435.62 exceeds fees threshold of $10,668.58 over by +$6,767.04.
The below fees were included in the test:
Mortgage Insurance Premium paid by Borrower: $2,806.87
Points - Loan Discount Fee paid by Borrower: $13,133.75
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $900.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at $3,771.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $13,133.75. This is an increase in fee of +$9,362.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63915291	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,859.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.312%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	767	43.956%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens found
The annual county taxes for 2023 were paid off in the amount of $1,896.00 on xx/xx/2024.
The annual city taxes for 2023 were paid off in the amount of $963.00 on xx/xx/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history data tape as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. Last payment information is not available. The current P&I is $3,054.57 with an interest rate of 6.312%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is performing.
According to the review of payment history data tape as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $3,054.57 with an interest rate of 6.312%. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
XXX has 8 months on the job as a xx.
XXX2 has 2 months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.96. The tape shows an employment and income pattern of misrepresentation made by XXX2 for another loan with the same lender. The revised DTI is 78.21%. Further details not provided. XXX defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 8 months on the job as a xx, XXX2 has 2 months on the job as xx.
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98533866	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,343.75	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	724	Not Applicable	34.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $2,250.00.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment received date is not available. The unpaid principal balance is $XXXX. The current P&I is $1,232.40 and the current interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment received date is not available. The unpaid principal balance is $XXXX.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
XXX has 7.08 years on the job as xx.
The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows large deposit of $xx identified on xx/xx/2023 in bank statement was not sourced. File shows assets of $117K including large deposit of $xx, meets cash to close of $xx. Further details not provided. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 7.08 years on the job as xx.	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 34.83%. Tape shows undisclosed mortgage debts were not included in DTI calculations, VOM on two REO properties, and a letter of authorization providing XXX's access to trust funds held in trust accounts was not documented by the lender. Further details not provided. XXX defect. The subject loan originated on xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87686510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,326.61	06/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	797	753	40.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2023 were paid in the amount of $ 3,326.61 on xx/xx/2023.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2024 the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,629.97 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,861.81 with an interest rate of 8.130%. The current UPB reflected as per tape data is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024 the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,629.97 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,861.81 with an interest rate of 8.130%. The current UPB reflected as per tape data is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property occupancy is investor.
No comments have been found stating the borrower’s income was impacted by Covid-19.
XXX1 employment details are not available. XXX 2 has 3.50 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 40.90%. Tape shows XXX2 was not employed at closing and is now self-employed. The revised DTI is 83.10%. XXX defect. The subject loan originated on xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21455132	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,777.43	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	702	Not Applicable	19.163%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active liens or judgments have been found.
The annual county taxes for 2023 were paid in the amount of $14,186.33 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $9,059.76, and the interest rate is 7.625%. The UPB is $XXXX.

Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. Details of the last payment received are not available. The current P&I is $9,059.76, and the interest rate is 7.625%. The UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
XXX has been SE for 26.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $1605000.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 6.462%   Tape Value: 1.322%   Variance: 5.140%   Variance %: 5.14000%   Comment: Housing ratio is 6.642%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M00000000 Tape Value: 000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Tape and Infinity CE report shows that this loan failed the revised closing disclosure delivery date test due to revised closing disclosure dated xx/xx/2023 and electronically signed on xx/xx/2023, which is less than 3 business days before the consummation date of xx/xx/2023."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $29,515.00. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $34,627.84.
Loan estimate dated xx/xx/2023 reflects Transfer Taxes at $6,160.00. CD dated xx/xx/2023 reflects Transfer Taxes at $7,040.00.
This is an increase in fee of $5,992.84 for charges that cannot increase. Valid COC for the increase in fee is available, but the COC is not getting tested due to loan failing TRID delivery and timing test.
The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77823840	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,918.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	37.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx which xxNo active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $5,918.4 on xx/xx/2024 and xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment received date is unavailable. The current P&I is $4,562.37 and PITI is $5629.43 with an interest rate of 7.500%. the current UPB is $XXXX.	Collections Comments:The loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment received date is unavailable. The current P&I is $4,562.37 and PITI is $5629.43 with an interest rate of 7.500%. The current UPB is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure and bankruptcy.
No information has been found related to damage or repairs.
XXX has been SE for 4.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: XXX is self-employed. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 14.206%   Tape Value: 15.017%   Variance: -0.811%   Variance %: -0.81100%   Comment: Housing ratio is 14.206%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Original note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0M Tape Value: 00 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.35%. Tape and file show XXX has 6 other REOs on tax returns that were not included in DTI. Lender defect. XXX received proceeds from other sale of property $220K to meet funds to close. Lender defect. Subject loan originated on xx"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflect Points - Loan Discount Fee at $22,838.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $23,653.13. This is an increase in fee of +$815.13 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $25,248.13 exceeds fees threshold of $18,775.86 over by +$6,472.27.
The below fees were included in the test
Points - Loan Discount Fee paid by Borrower: $23,653.13
Processing Fee paid by Borrower: $745.00
Underwriting Fee paid by Borrower: $850.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $25,248.13 exceeds fees threshold of $18,775.86 over by +$6,472.27.
The below fees were included in the test
Points - Loan Discount Fee paid by Borrower: $23,653.13
Processing Fee paid by Borrower: $745.00
Underwriting Fee paid by Borrower: $850.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2024 and the loan closed on xx/xx/2024. No lock extension found."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66609840	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,984.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	784	769	46.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx/xx/2024, the subject mortgage originated on xx.
The first and second installments of county taxes for 2024 are due on xx/xx/2024 and xx/xx/2025 in the amount of $7,984.08.
No prior year's delinquent taxes have been found.
The latest payment is missing from the loan. According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last transaction details are not available. The current monthly P&I is $2,809.68 with an interest rate of 7.625%. the current UPB is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No pertaining bankruptcy related details have been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
Borrower has been SE for 3.08 years at xx.
Co-borrower has been SE for 20.25 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	4: Unacceptable	* TRID Violations (Lvl 4) "The tape shows the closing disclosure provided to XXX at the closing did not disclose the loan calculation, and the CD is included in testing. Infinity review of the final CD shows loan calculation on page 4 of the final CD is blank. Subject loan originated on xx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing as a review of the final CD shows loan calculation of the page 4 of the final CD is blank."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
83022675	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,167.56	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	700	52.157%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The 2023 county annual taxes were paid in the amount of $6,880.85 on xx/xx/2023.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment date is not available. The current P&I is $1,818.12 with an interest rate of 6.875%, and PITI is $2,679.42. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment date is not available. The current P&I is $1,818.12 with an interest rate of 6.875%, and PITI is $2,679.42. The UPB is $ 275,241.73.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the seller's tape, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
XXX#1 has been SE for 16.33 years at xx.
XXX#2 has been SE for 2.91 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: XXX is self-employed. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 50.320%   Tape Value: 49.455%   Variance: 0.865%   Variance %: 0.86500%   Comment: Original CLTV ratio is 50.320%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.320%   Tape Value: 49.455%   Variance: 0.865%   Variance %: 0.86500%   Comment: Original standard LTV is 50.320%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000   Tape Value: 000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Appraisal Fee at $550.00. Final CD dated xx/xx/2023 reflects Appraisal Fee at $575.00. This is an increase in fee of +$25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3-year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by the FHA as the XXX did not meet the seasoning requirement of being on title for 12 months. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9030528	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$170.56	$138.38	07/03/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Unavailable	06/07/2022	XXXX	Not Applicable	10.990%	XXXX	07/XX/2022	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is consumer debt judgments (credit card judgments) found against the borrower in favor of xx in the total amount of $1,547.62 filed on xx/xx/2020. The SSN# number is not mentioned on supportive documents.
There is renewed consumer debt judgment (credit card judgments) found against the borrower in favor of xx filed on xx/xx/2023 and the amount of lien is not mentioned in the supporting document. The SSN# number is not mentioned on supportive documents.
There is consumer debt judgment (credit card judgments) found against the borrower in favor of xx in the total amount of $4,971.52 filed on xx/xx/2023.
The annual combined taxes for 2022 were paid off in the amount of $99.93 on xx/xx/2023.
The annual combined taxes for 2023 are delinquent in the amount of $170.56, which is good through xx/xx/2024.	According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 month and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $474.66 which applied for xx/xx/2024. The current P&I is $474.66 with an interest rate of 10.990%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The loan is in collection. The debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2002. The case was discharged on xx.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 month and the next due date of payment is xx/xx/2024. The current P&I is $474.66 with an interest rate of 10.990%. The UPB as of the date mentioned in the updated payment history is $XXXX.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the reason for default is illness of borrower (short term disability).
As per latest BPO dated xx/xx/2024 located at (159952), the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor 'xx' filed for bankruptcy under chapter 13 with case# xx on xx/xx/2002.
The POC (Doc#2-1) was filed by the creditor on xx.	The loan modification agreement was made between the borrower and lender on xx. The new modified rate is 10.99% and borrower promises to pay the P&I of $474.66 which began on xx/xx/2022. The new principal balance is $XXXX. The interest bearing amount is $XXXX and the maturity date is xx/xx/2026.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the copy of HUD-1 is missing from the loan documents and the subject property is in SC, which is a non-UAL state. A review of the loan documents shows that a copy of Final HUD-1 is missing in the loan package. Further details not provided."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit is located at “xx” which states that original note has been lost or destroyed. The true copy of note is available in the loan file xx. The loan has been modified on xx/xx/2022 since origination."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. A Realtor.com search shows an estimated value of $121K. Current UPB $xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "The home is affixed. As per updated title report dated xx/xx/2024, the subject property type is a manufactured home. The mortgage was originated on xx/xx/1997 without a serial number xx, along with a legal description."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90439694	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$1,325.85	$7,993.09	07/14/2024	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.592%	First	Final policy	Not Applicable	Not Applicable	06/13/2023	XXXX	XXXX	7.000%	XXXX	08/XX/2023	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are three transcripts of judgments (credit card judgments) found against the borrower "xx" in favor of different plaintiffs in the total amount of $14,421.11, which were recorded on different dates. The SSN number is not mentioned on supportive documents.
There is a statement of judgment (credit card judgment) found against the borrower in favor of xx in the amount of $10,320.85, which was recorded on xx/xx/2016. The SSN number is not mentioned on supportive documents.
There is a transcript of judgment (hospital lien) found against the borrower in favor of xx in the amount of $887.87, which was recorded on xx/xx/2024.
The 1st quarter of county taxes for 2024 was paid off in the amount of $434.88 on xx/xx/2024.
The 2nd quarter of county taxes for 2024 was paid off in the amount of $438.87 on xx/xx/2024.
The 3rd quarter of county taxes for 2024 is delinquent in the amount of $443.26, which is good through xx/xx/2024.
The 4th quarter of county taxes for 2024 is due on xx/xx/2024 in the amount of $438.87.
The 1st quarter of city taxes for 2024 is delinquent in the amount of $882.59, which is good through xx/xx/2024.
The 2nd quarter of city taxes for 2024 is due on xx/xx/2024 in the amount of $873.85.
The 3rd quarter of city taxes for 2024 is due on xx/xx/2025 in the amount of $873.83.
The 4th quarter of city taxes for 2024 is due on xx/xx/2024 in the amount of $873.80.
The 1st quarter of school taxes for 2024 is delinquent in the amount of $693.49, which is good through xx/xx/2024.
The 2nd quarter of school taxes for 2024 is due on xx/xx/2024 in the amount of $679.89.
The 3rd quarter of school taxes for 2024 is due on xx/xx/2025 in the amount of $679.88.
The 4th quarter of school taxes for 2024 is due on xx/xx/2024 in the amount of $679.88.	According to the review of payment history as of xx/xx/2004, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $605.43 which applied for xx/xx/2024. The current P&I is $605.43 with an interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $605.43 which was applied for the due date of xx/xx/2024. The current monthly P & I is $605.43 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $XXXX.

The foreclosure was initiated in 2019 with the loan and the notice of pendency located at xx was filed on xx/xx/2019 with the case# 2019-188. The lis pendency was cancelled on xx/xx/2022 and the document is located at xx. Again, the foreclosure case was resumed. The notice of lis pendency located at xx was filed on xx/xx/2022 with the cases xx, respectively. The order of reference and default judgment located at xx filed on xx/xx/2022.  The lis pendency has been cancelled on xx. Further details not provided.

As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx/xx/2022, the subject property is owner occupied.
As per the latest property inspection report dated xx/xx/2023 located at xx, the subject property needs repairs and the estimated cost of repairs is not available. No more information has been found related to damage or repairs in the latest 24 months of collection comments.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in 2019 with the loan and the notice of pendency located at xx was filed on xx/xx/2019 with the case# 2019-188. The lis pendency was cancelled on xx/xx/2022 and the document is located at xx. Again, the foreclosure case was resumed. The notice of lis pendency located at xx was filed on xx/xx/2022 with the cases xx, respectively. The order of reference and default judgment located at xx filed on xx/xx/2022.  The lis pendency has been cancelled on xx. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2023. The borrower agreed to pay the UPB of $xx with a 7.000% interest rate, with P&I of $605.43, and a fixed amortized type for the period starting on xx/xx/2023 and ending on xx/xx/2031. The deferred balance is 16,238.68 and interest bearing amount is $XXXX.	Balloon Rider Credit Report Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "As per the note, the loan type is a balloon fixed-rate note. The balloon rider is missing from the loan files"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $50,432.56 for an under disclosed amount of -$412.14.

Loan failed TILA Foreclosure Rescission Finance charge of $50,020.42 exceeds disclosed finance charge of $50,497.56 for an under disclosed amount of -$477.14."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $262K. Current UPB $90K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81311369	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,833.00	07/02/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	5.250%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	29.409%	First	Final policy	Not Applicable	Not Applicable	06/13/2023	XXXX	Not Applicable	5.250%	XXXX	07/XX/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is a junior mortgage that originated on xx/xx/2006 in favor of “xx” in the amount of xx which was recorded on xx/xx/2006. No active judgments or liens were found. Tax certificate required. As per updated title report, no prior year taxes are delinquent.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $257.36 which was applied for the due date of xx/xx/2024. The current monthly P&I is $223.58 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The loan is performing. The debtor "xx" had filed for bankruptcy under 7 with the case# xx on xx/xx/2011 and the case was discharged on xx.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The occupancy of the subject property is unable to be determined.
According to the property exterior report dated xx/xx/2024, the subject property is damaged and needs to be repaired. The property would need the port rebuilt with possible structural damage. The balcony also needs to be rebuilt. The entire exterior needs to be painted. The estimated cost of cure is $9,200.00. Further details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under 7 with the case# xx on xx/xx/2011 and the case was discharged on xx. As per schedule D (Doc# 22) the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. The unsecured portion is $0.00. The reaffirmation agreement was not filed.	The loan modification agreement was made between the borrower and lender on xx/xx/2023. The new modified rate is 5.250% and borrower promises to pay the P&I of $223.58 which began on xx. The new principal balance is $xx. The interest bearing amount is $XXXX and the maturity date is xx/xx/2028. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,200.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7624668	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	$0.00	$248.00	07/08/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	14.350%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/16/2010	XXXX	Not Applicable	14.350%	Unavailable	09/01/2010	Financial Hardship	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
There is an active civil judgment available in the updated title report against “xx in the amount of $XX in favor of "xx" and was recorded on xx/xx/2024.

The annual combined taxes for 2023 have been paid in full in the amount of $248.00 on xx/xx/2023.
As per the payment history as of xx/xx/2024, the borrower current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $273.76 which was applied to the due date of xx/xx/2024 with P&I of $224.78 and interest rate of 14.350%. The unpaid principal balance is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2024, the borrower current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $273.76 which was applied to the due date of xx/xx/2024 with P&I of $224.78 and interest rate of 14.350%. The unpaid principal balance is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower Robert Henry Johnnson and lender Nationstar Mortgage LLC with an effective date of xx shows the new modified unpaid principal balance is $xx is interest bearing amount. The borrower agreed to pay the modified monthly P & I of $160.42 with a modified interest rate of 2.00% starting on xx/xx/2010, which will be changed in 2 steps until the new maturity date of xx/xx/2032. The rate will change in 2 steps, which ends with 14.350%. There is no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: $24500.00 |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2015   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001111111000000000000   Tape Value: 000011111110000000000000   Variance:    Variance %:    Comment: 000001111111000000000000   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: Osage Tape Value: TULSA Variance: Variance %: Comment: Osage Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the preliminary HUD and fee itemization is missing from the loan file. Also, tape shows the copy of HUD-1 is missing from the loan documents and the subject property is in OK, which is non- UAL state."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report prior to closing is missing from the loan documents. Redfin search shows an estimated value of $55K. Current UPB $13K."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82706295	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$1,387.95	$621.37	06/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	14.450%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/28/2022	XXXX	XXXX	9.450%	XXXX	04/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in the amount of xx with the lender “xx.
There are three state tax liens against the borrower in favor of xx for the amount of $XX, which were recorded on xx/xx/2012, xx/xx/2015, and xx/xx/2017.
There are two civil judgments against the borrower in favor of xx for the amount of $XXX, which were recorded on xx/xx/2021 and xx/xx/2023.
The annual combined taxes for the year 2021 have been paid in the amount of $575.63.
The annual combined taxes for 2022 and 2023 have been delinquent in the total amount of $XX, which were due on 12/31/222 and xx/xx/2023, respectively, and they are payable on xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of P&I $403.09 which was applied for the due date of xx/xx/2024. The current rate of interest is 9.45%. The current UPB is $XXXX and the deferred balance is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of  xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details are not provided.
The loan was modified on xx/xx/2022 with the interest bearing amount of $XXXX.
No foreclosure activity has been initiated.
According to the PACER, the borrowers xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The bankruptcy discharged on xx.
As per the BPO report dated xx/xx/2024, the subject property was occupied by the owner and the property is in average condition. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The POC was filed on xx/xx/2012, with the claim amount of $XXXX and the arrears amount of $1,522.14. The chapter 13 plan was confirmed on xx/xx/2012. As per the proposed plan, the debtor shall pay to the trustee $262.90 for 60 months. The bankruptcy was discharged on xx/xx/2017, and the case was fully terminated on xx/xx/2018.	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is $xx. The lender deferred the principal balance of $XXXX. The interest-bearing amount is $XXXX. The borrower promised to pay the monthly P&I of $403.09 with an interest rate of 9.450% beginning on xx/xx/2022 and a maturity date of xx/xx/2033.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xxType:
Field: Payment History String Loan Value: 000433333332221112233343 Tape Value: 001234333333221112223333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with itemization and the estimated HUD, are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the copy of HUD-1 is missing from the loan documents and the subject property is in MO, which is a non-UAL state. A review of the loan documents shows that a copy of Final HUD-1 is missing from the loan package. Further details not provided."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $xx."
* Missing Required State Disclosures (Lvl 2)     "The MO Collateral Protection Act Notice and Borrower's Choice of Insurer orAgent disclosures are missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54267032	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	06/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	24.663%	First	Final policy	Not Applicable	Not Applicable	02/15/2022	XXXX	XXXX	5.000%	XXXX	03/XX/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two municipal (code enforcement or unsafe living conditions) liens against the subject property in the amount of $XX filed by City of Philadelphia which were recorded on xx/xx/2008 and xx/xx/2010.

There are three prior civil judgments found against the subject borrower in the total amount of $XX filed by xx which were recorded on different dates.
There are three civil judgments found against the subject borrower in the total amount of $XX filed by xx and Harrowgate Plaza Inc. which were recorded on different dates.
There is a state tax lien against the borrower in favor of xx in the amount of $XX which was recorded on xx/xx/2018. The SSN# is not mentioned on supportive documents.
There is a municipal lien on the subject property in favor of xx, delinquent in the amount of $XX and good through xx/xx/2024.
The annual city taxes for 2017 have been overpaid in the amount of $1.38 on xx/xx/2017.
The annual city taxes for 2017 have been exempt in the amount of 0.00 on xx/xx/2017.

The water charges for 2024 were due in the amount of $125.30 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan,, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $289.60 (PITI), which was applied for the due date of xx/xx/2024. The current monthly P&I is $253.15 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $289.60 (PITI), which was applied for the due date of xx/xx/2024. The current monthly P&I is $253.15 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the inspection report located at xx, the subject property is an older home but needs repairs. Unable to determine the repairs have been completed or not. Collection comments do not show the damage amount.
As per the inspection report, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower Sandra Rodriguez and lender State Bridge Company with an effective date of xx shows the new modified unpaid principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $5,488.22. The borrower agreed to pay the modified monthly P&I of $253.15 with a modified interest rate of 5.000% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2032. There is no principal forgiven amount.	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $83K. Current UPB $51K."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is moderate due to:
This loan failed state regulation point and fees test.
The loan data shows $2,140.00 and comparison data shows $1,700.00; the variance is +$440.00.

This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27352025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,946.86	07/18/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.356%	First	Final policy	Not Applicable	Not Applicable	11/01/2018	XXXX	Not Applicable	1.500%	XXXX	11/XX/2018	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an ECB lien against the subject property in favor of xx for the amount of $1,200.00 recorded on xx/xx/2017.

There is UCC judgment against the borrower in favor of xx recorded on xx/xx/2022.
The first installment of borough taxes for 2025 was paid in the amount of $2,242.29.
The second, third and fourth installments of borough taxes for 2025 are due in the amount of $6,704.67.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,986.51 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $1,972.77 and the interest rate is 2.500%.
PH shows a large payment of $29,865.10 in May-24 and $8,401.74 in Oct-23. CC shows the same amount paid by XXX.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $2,986.51 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower “Segura Luis E” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The debtor was discharged on xx.
As per the document located at “xx”, the forbearance plan was approved from xx/xx/2021 to xx/xx/2021.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by the creditor xx on xx/xx/2017, with the claim amount of $XXXX and the arrearage amount is $4,805.85. The amended POC was filed by the creditor NS201, LLC on xx/xx/2024, with the claim amount of $XXXX and the arrearage amount is $XXXX. The amended POC was filed by the creditor xx on xx/xx/2024, with the claim amount of $XXXX and the arrearage amount is $XXXX. The amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The debtor has promised to pay the trustee in the amount of $3,000.00 for 5 months and $4,100.00 for 55 months. The seventh amended plan was filed on xx/xx/2023. The debtor has promised to pay the trustee in the amount of $3,000.00 for 5 months, $4,100.00 for 29 months, $100.00 for 6 months, $2,455.00 for 34 months and $5,707.00 for 10 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. Therefore, the unsecured portion is $0.00. The MFR was filed on xx/xx/2021 and the order of MFR was filed on xx/xx/2023. The chapter 13 trustees final report was filed on xx/xx/2024. The debtor was discharged on xx/xx/2024. The date of last filing is xx/xx/2024.

The modification agreement was made on xx/xx/2018 between the borrower “xx.” As per the modified terms, the new principal balance is $xx. There are 6 steps of modification. The borrower agreed to pay the P&I of $1,777.93 and an interest rate of 1.500% beginning on xx/xx/2018 until the maturity date of xx/xx/2046. The executed modification extension agreement is located at “xx”, as the maturity date has been extended from xx/xx/2046 to xx/xx/2048.

Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Origination Appraisal	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: xx/xx/2024 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2018   Tape Value: xx/xx/2021   Variance: -1017 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 012444444444444444444444   Tape Value: -12234444444444444444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2046 Tape Value: xx/xx/2048 Variance: -671 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Appraisal is missing. As per the tape, the subject property type is a single family, and the appraised value is not available. The property tax assessment attached to the UT does not reflects the improvement value. The land value is $208,000.00."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $1M. Current UPB $425K."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39823467	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.01	07/02/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.035%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Not Applicable	Not Applicable	67.900%	First	Final policy	Not Applicable	Not Applicable	01/28/2021	XXXX	XXXX	6.000%	XXXX	02/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx which was recorded on xx/xx/2002 for the amount of $64,000.00. The annual combined taxes for 2023 were paid in the amount of $0.01. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $800.25 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $605.24 and the interest rate is 6.000%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $800.25 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower “xx” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The debtor was dismissed on xx and the case was terminated on xx.
As per the BPO (220269) dated xx/xx/2024, the subject property is occupied.
As per the BPO (220269) dated xx/xx/2024 and comment dated xx/xx/2024, the roof of the subject property was damaged. As per the comment dated xx/xx/2024, the subject property is located in FEMA disaster. As per the comment dated xx/xx/2023, the home needs to fix some issues with the property for the sewer line. The property needed repairs in the amount of $XXXX. We are unable to determine whether the repairs have been completed or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by the creditor xx on xx/xx/2019, with the claim amount of $XXXX and the arrearage amount is $XXXX. The chapter 13 plan was filed on xx/xx/2019. The modified chapter 13 plan was filed on xx/xx/2020. The debtor has promised to pay the trustee in the amount of $1,500.00 for 1-12 months and $2,425.00 for 13-60 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. Therefore, the unsecured portion is $0.00. The chapter 13 trustees final report was filed on xx/xx/2020. The debtor was dismissed on xx/xx/2020 and the case was terminated on xx.	The modification agreement was made on xx/xx/2021 between the borrower “xx” and the lender “xx.” As per the modified terms, the new principal balance is $XXXX with the deferred principal balance is $xx and the interest bearing principal balance is $XXXX. The borrower agreed to pay the P&I of $605.24 and an interest rate of 6.00% beginning on xx/xx/2021 until the maturity date of xx/xx/2035. The balloon payment is in the amount of $XXXX.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx/xx/2005 Tape Value: xx/xx/2024 Variance: -6818 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file. Zillow search shows an estimated value of $203K. Current UPB $107K."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$21,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39517457	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$94,301.98	$16,192.54	07/09/2024	xx	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	20.961%	First	Final policy	Not Applicable	Not Applicable	09/27/2023	XXXX	XXXX	6.000%	XXXX	10/XX/2023	Financial Hardship	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for 2019 to 2025 have been delinquent in the total amount of $94,301.98 which were due on different dates which payable on xx/xx/2024.
Annual Utilities/MUD taxes for 2024 have been delinquent in the amount of $15,379.03 which was due on xx/xx/2024 is payable on xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of interest only payment $10,000.00 which was applied for the due date of xx/xx/2024. The current interest only payment is $XXXX with an interest rate of 6.00%. The current UPB is $XXXX.

Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
The loan was modified on xx/xx/2023 with the principal balance of $XXXX.
As per the review of the notice of pendency document located at "xx," the foreclosure complaint was filed on xx/xx/2021 with case #xx. The foreclosure file was closed due to stipulation of settlement and loan modification on xx. Further details are not available.
No post-closing bankruptcy record has been found.
As per the property inspection report dated xx/xx/2023, the subject property by occupied by the owner and the property is in good condition. CCs do not show any damage.

Foreclosure Comments:As per the review of the notice of pendency document located at "xx," the foreclosure complaint was filed on xx/xx/2021 with case #xx. The foreclosure file was closed due to stipulation of settlement and loan modification on xx/xx/2023. Further details are not available.
Bankruptcy Comments:Not Applicable	The loan modification agreement was signed between the borrowers “xx." The new modified UPB is $2,690,807.00. The lender deferred the principal balance in the amount of $xx. The interest-bearing amount is $xx. The borrower promised to pay the interest-only payment in the amount of $XXXX with an interest rate of 6.00% beginning from xx/xx/2023 until the maturity date of xx/xx/2033. If the borrower is not defaulting on the mod terms, the servicer shall waive the deferred balance on the modified maturity date. The tape date shows the principal forgiven amount $xx. The loan has been modified three times since origination.	Origination Appraisal	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal Report is missing from loan file. Zillow search shows an estimated value of $1,737,800.00. Current UPB $2,000,000.00."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50976179	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,690.00	07/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	20.973%	First	Short Form Policy	Not Applicable	Not Applicable	09/19/2018	XXXX	Not Applicable	3.875%	XXXX	11/XX/2018	Change of Terms	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
There is one credit card judgment open against the borrower in the amount of $XX, which was recorded on xx/xx/2014 in favor of xx.
There is one state tax lien open against the borrower in the amount of $XX, which was recorded on xx/xx/2018 in favor of xx.
The first installment of county taxes for 2023 is paid in the amount of $4,229.51.
The second installment of county taxes for 2023 is paid in the amount of $4,239.48.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $827.11 on xx/xx/2024 which was applied for the due date of xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX and current interest rate as per payment history is 3.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/2024, the loan is performing. The last payment was received in the amount of $827.11 on xx/xx/2024. The next due date is xx/xx/2024. Current UPB as of date reflected in the provided payment history is $XXXX.
No information has been found regarding the forbearance plan.
According to the property exterior report dated xx/xx/2023, the entire exterior needs to be painted. There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damage. Further details are not available.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2018. The new modified rate is 3.875% and the borrower promises to pay P&I of $827.11, which began on xx. The new principal balance is $XXXX. The interest-bearing amount is $xx and the maturity date is xx/xx/2058. Reason for modification is financial hardship.	Final Truth in Lending Discl. Flood Certificate Good Faith Estimate Hazard Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan has an ongoing FHMA reporting requirement. Further details not provided."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $xx"
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 1) "ROR transaction date of xx/xx/2011 is before the note date of xx/xx/2011."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87641118	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16.80	06/28/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.100%	644	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2020	XXXX	Not Applicable	7.772%	XXXX	07/XX/2020	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two hospital liens found against the borrower in favor of xx in the total amount of $1,319.21 which were recorded on xx/xx/2012 & xx/xx/2016.
The first and second installments of county taxes for 2023 were paid in the total amount of $450.80 on xx/xx/2023 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $634.99 which was applied for the due date of xx/xx/2024. The current monthly P&I is $431.96 with an interest rate of 7.772%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $634.99 which was applied for the due date of xx/xx/2024. The current monthly P&I is $431.96 with an interest rate of 7.772%. The current UPB reflected as per the payment history is $XXXX.
The step modification agreement signed between the borrower and lender with an effective date of xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case#xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case#xx. As per voluntary petition schedule D (Doc#1) the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX. The unsecured portion is $0.00. The Amended POC (Doc#4-2) was filed by the creditor xx for the secured claim amount of $XXXX and the amount of arrearage is $348.75. The approved chapter 13 (Doc #2) plan was filed on xx/xx/2018, and confirmed on xx/xx/2019. The borrower has promised to make monthly mortgage payment of $300.00 for 53 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $1,300.00 for 6 months toward the arrearage. The borrower was discharged on xx. No more evidence is available regarding current bankruptcy status.	The step modification agreement signed between the borrower xx with an effective date of xx/xx/2020 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $431.96 with a modified interest rate of 7.772% starting on xx/xx/2020, which will be changed in 3 steps until the new maturity date of xx/xx/2060. The rate will change in 3 steps which ends with 9.653%. As per the modification agreement, the lender has forgiven principal in the amount of $7,076.25.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: $x |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2024   Variance: -6512 (Days)   Variance %:    Comment: xx/xx/2006   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Graduated Rate Mortgage   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000444444444444444321 Tape Value: 000000123444444444444444 Variance: Variance %: Comment: 000000444444444444444321 Tape Source: Initial Tape Type:	3: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Missing Borrower Billing Rights." * Missing HELOC Disclosures (RESPA) (Lvl 3) "Missing HELOC disclosure."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing in the loan file;
1) VA Application Disclosure
2) Choice of Settlement Agent Disclosure
3) Copy of Appraisal or Statement of Appraised Value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1261485	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	$4,539.17	$2,218.86	07/09/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.650%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	49.887%	First	Short Form Policy	Not Applicable	Not Applicable	11/22/2023	XXXX	XXXX	6.000%	XXXX	01/XX/2024	Financial Hardship	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx.
There is credit card judgment  found against the subject borrower in favor of “xx” in the amount of $1,652.01 which was recorded on xx/xx/2023.
There is sewer lien found against the subject property in favor of “xx” in the amount of $10,957.48 which was recorded on xx/xx/2024.
The annual county taxes for 2022-2023 have been partial paid in the amount of $40.00 on xx/xx/2024 and xx/xx/2023.
The annual county tax for 2021 has been paid in the amount of $2,450.67.00 on xx/xx/2024.
The county annual taxes for 2022-23 are delinquent in the amount of $4,465.77 and are good through xx/xx/2024. The total delinquent tax amount is more than 4% of the loan amount $91,500.00.
Sewer charges have been delinquent in the amount of $73.40, which were due on xx/xx/2024. T	According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $823.59 (PITI) which was applied for the due date of xx/xx/2024. The monthly P and I is in the amount of $823.59 with an interest rate of 6.000%. The current unpaid principal balance is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $823.59 (PITI) which was applied for the due date of xx/xx/2024. The monthly P and I is in the amount of $823.59 with an interest rate of 6.000%. The current unpaid principal balance is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is illness of borrower.
The modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $XXXX out of which $XXXX is interest bearing amount and deferred balance is $7,100.00. The borrower had promised to pay the monthly P and I of $823.59 beginning from xx with modified interest rate 6.000%. There is no principal forgiven amount.
The foreclosure was started in year 2023 with the loan. As per servicing comments dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The borrower filed bankruptcy under chapter 13 with the case#xx. The bankruptcy was dismissed on xx/xx/2021 and also got terminated on xx/xx/2021.
No evidence has been found regarding litigation and contested matter.
As per the latest BPO report dated xx/xx/2024, located at xx, the subject property needs repairs for paint, and the estimated cost of repairs is $1,000.00. As per the BPO report dated xx/xx/2023, located at xx, the subject property needs repairs for the roof, and the estimated cost of repairs is $3,000.00. Further details were not provided.
As per latest property inspection report dated xx/xx/2024 located at “xx” the subject property is owner occupied.
As per forbearance agreement located at “xx”, the borrower was on covid-19 forbearance plan.

Foreclosure Comments:The foreclosure was started in year 2023 with the loan. As per servicing comments dated xx/xx/2023 the foreclosure sale was scheduled for xx/xx/2023. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed bankruptcy under chapter 13 with the case#xx. The bankruptcy was dismissed on xx.	The modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $xxx out of which $xx is interest bearing amount and deferred balance is $7,100.00. The borrower had promised to pay the monthly P and I of $823.59 beginning from xx/xx/2024 and a new maturity date of xx/xx/2035 with modified interest rate 6.000%. There is no principal forgiven amount.	Balloon Rider Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000044444444444444444 Tape Value: 000000012344444444444444 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "As per the note, the loan type is a balloon ARM rate note. The balloon rider is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow search shows an estimated value of $xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MO. The following state disclosures are missing in the loan documents;
1. Borrower's Choice of Insurer or Agent."
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "The note states that if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66421195	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,552.00	07/05/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	15.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/12/2019	XXXX	Not Applicable	5.000%	XXXX	10/XX/2019	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx.
There is a mortgage against the subject property in the amount of $xx in favor of the lender, xx, which was originated on xx/xx/1988 and recorded prior to the subject mortgage on xx/xx/1989. This mortgage was subordinated to the subject through a subordination agreement dated xx/xx/1996, which was recorded on xx/xx/1996.
There are 2 civil judgments against the XXX, xx, in the total amount of $XX, which were recorded on different dates.
The first and second installments of town taxes for the year 2024 were paid. The third and fourth installments are due on xx/xx/2024 and xx/xx/2024 in the total amount of $XX.
The first and second installments of town taxes for the year 2025 are due on xx/xx/2025 and xx/xx/2025 in the amount of $XX.	According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1429.14 (PITI) which was applied to the due date of xx/xx/2024. The current P&I is $1,1253.92 and the interest rate is 5.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
No evidence of BK has been found.
No evidence of damage has been found.
As per the BPO report dated xx/xx/2014, the subject is in good condition with no repairs.
Foreclosure Comments:As per the UT dated xx/xx/2024, the prior FC action was initiated xx/xx/2006 under case#xx and the as per the FC docket activity located at xx, the FC was dismissed xx. Later, the FC was initiated on xx/xx/2015 under case#xx and as per the FC docket located at xx, the FC judgment was entered on xx. The order to vacate the judgment was filed on xx. CC dated xx/xx/2020 shows the FC was closed due to loss mitigation.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2019 between the borrower, xx. As per the agreement, the modified UPB is $XXXX. The XXX agreed to pay monthly P&I of $1,253.92 with a fixed interest rate of 5.00% starting on xx/xx/2019. The new maturity date is xx/xx/2039. As per the agreement, the principal balance in the amount of $XXXX will be forgiven provided that XXX makes 18 consecutive payments in timely manner starting from xx/xx/2019.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The property type reflect as a commercial. Appraisal is missing but Zillow shows this property is commercial property. Elevated for client review.""	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. The values are taken as the note date and loan amount."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (APR) is 16.773%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final TIL is also missing in the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15518536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,729.34	07/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The 2023 county annual taxes were paid in the amount of $12,729.34 on xx/xx/2024.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $4,248.18 and PITI is $5,639.29. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $4,248.18 and PITI is $5,639.29. The UPB reflected as per the payment history is $XXXX.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
XXX employment details are not available. Subject loan is NOO. XXX was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Borrower First Name Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: Reimneitz   Variance:    Variance %:    Comment: As per note borrower last name is XXXX XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR) Loan Value: 0.89 Tape Value: 0.87 Variance: 0.02 Variance %: 2.29885% Comment: As per calculation DSCR at 0.89. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $60,000.00 and annual payments (Debt Service) are $67,671.48 and the debt service cover ratio (DSCR) is 0.89 which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows XXX is not a xx. A copy of the recorded mortgage shows the state of xx.
																																																																																							* Missing credit report (Lvl 3) "The credit report is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87295933	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,230.98	04/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	733	Not Applicable	27.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installment taxes for 2023-2024 were paid on xx/xx/2023 and xx/xx/2024 in the total amount of $5,230.98.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 14 months, and the next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of PITI $1,989.31 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,515.84 with an interest rate of 2.990%. the current UPB is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent with the loan for 14 months, and the next due date is xx/xx/2023. The current UPB is $XXXX.
The reason for default of the borrower is not available.
The loan has not been modified since origination. As per the collection comment dated xx/xx/2024, the borrower was approved for the three-month TPP, which was started from xx/xx/2024 to xx/xx/2024 with the monthly payment of $1,970.02. Further details are not provided.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
XXX has been SE for 5.41 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 27.79%. Tape shows lender included second job income to qualify without job history and the revised DTI is 53.65%. Further details not provided. Lender defect. Subject loan originated on xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on final closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at $2,819.00. Final CD dated xx/xx/2021 reflects lender credit at $2,300.40. This is decrease of $518.60 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is Purchase case, originated on xx/xx/2021 and the 1 year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85642488	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,924.74	07/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	44.905%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024 the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx.The annual county taxes for 2023 were paid in the amount of $2,807.75 on xx/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $710.67 which was applied for the due date of xx/xx/2024. The current monthly P&I is $710.67 with an interest rate of 10.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2023, the subject property has been occupied by owner.
XXX has 19.5 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of the loan is 12. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 13.333%   Tape Value: 81.000%   Variance: -67.667%   Variance %: -67.66700%   Comment: Original CLTV ratio is 80.873%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 13.333% Tape Value: 14.000% Variance: -0.667% Variance %: -0.66700% Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $0.00. Loan Amount: $70,000.00. CLTV .80.873%. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage safe harbor threshold test APR calculated 11.253% APR threshold 9.150% over by +2.103%. The subject loan is not escrowed."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 11.315% exceeds APR threshold of 9.150% over by +2.165%. The subject loan is not escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99105985	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,022.52	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	634	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage originated on xx. No active judgments or liens have been found. The first and second installments of town taxes for 2024 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $1,022.52. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,272.33 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,163.50 with an interest rate of 9.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,163.50 with an interest rate of 9.125%. The current UPB is $XXXX.
No foreclosure activity has been found.
The loan has not been modified since origination.
The photo addendum shows deferred maintenance due to damaged siding, exposed wood surfaces, and peeling paint. The estimated cost to cure is $1000.00. CCs do not show any damage.
XXX employment details are not available. Subject loan is NOO. XXX was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: Vernon |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 39.178%   Tape Value: 39.115%   Variance: 0.063%   Variance %: 0.06300%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 39.178%   Tape Value: 39.115%   Variance: 0.063%   Variance %: 0.06300%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000 Tape Value: XXXXXXXXXXXXXXXXXXX00000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. The photo and supplemental addendum show deferred maintenance, such as damaged siding, exposed wood surfaces, and peeling paint. The estimated cost to cure is $1K. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	Not Applicable
88557604	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,502.24	05/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	35.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. 1st installment county taxes of 2024 was paid in the amount of $1,251.12 on xx/xx/2024. 2nd installment county taxes of 2024 are due in the amount of $1,251.12 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2025, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of PITI $1,364.57, which was applied to the due date of xx/xx/2025. The current P&I is $1,073.94 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the review of the payment history as of xx/xx/2025, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No bankruptcy-related details have been found.
XXX has 3 months on the job as a database admin at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: The current status of the loan is collection,>=120 days. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 33.875%   Tape Value: 33.736%   Variance: 0.139%   Variance %: 0.13900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 33.875%   Tape Value: 33.736%   Variance: 0.139%   Variance %: 0.13900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 1100000000000 Tape Value: XXXXXXXXXXXXXXXXXXX00000 Variance: Variance %: Comment: The PH string is MMMM00. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Credit Report Fee at $150.00. CD dated xx/xx/2024 reflects Credit Report Fee at $164.00. This is an increase in fee of +$14.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.434% exceeds APR threshold of 8.210% over by +2.224%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			528	Not Applicable
97463992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$836.67	Unavailable	xx	No	Bankruptcy	Chapter 11	xx	$36,543.28	No	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete as the subject mortgage is currently with the current assignee, xx.

1. There is a Notice of Federal Tax Lien in favor of xx in the amount of $XX was recorded on xx/xx/2010.
2. There is a Notice of Judgment lien in favor of xx, in the amount of $XX was recorded on xx/xx/2010.
3. There is a Notice of Judgment lien in favor of xx, in the amount of $XX & was recorded on xx/xx/2011.
4. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2011.
5. There is a Notice of Judgment lien in favor of xx, in the amount of $XX & was recorded on xx/xx/2011.
6. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2012.
Annual County taxes for the year 2016 are paid in the amount of $836.67. No prior years delinquent taxes found.	As per the review of updated payment history as of xx/xx/2017, the subject loan is delinquent for +360 days and the next due date is xx/xx/2011. There is no information available in the file when the last payment was made.The UPB as of the date is in the amount of $75,051.94.	Collections Comments:The loan is in active bankruptcy and is due for xx/xx/2011. The borrower is delinquent for more than 120+ days. The last payment date is unavailable. Hence, the value is updated as per tape data. The current UPB is reflecting in the amount of $XXXX.
As per the review of servicing comments, foreclosure was initiated. The file was referred to an attorney on xx/xx/2010.  As per the Notice of Lis Pendens 27266 pg#37, the foreclosure complaint was filed with case#xx. No, any further information is available. Currently, the foreclosure is on hold due to the borrower filed bankruptcy under chapter 11 with case#xx.
As per servicing comment dated xx/xx/2016, this loan is in a litigation and file was sent to review the litigation matter, however, there is no such comment available in the file that confirms the reason of litigation. As per comment dated xx/xx/2017, the litigation is still pending.
As per comment dated xx/xx/2016 approximately 30 properties located in the Lexington Kentucky area. These mortgages were all xx. The initial bankruptcy plan sought to restructure the loans to current market value and reduced the interest rate. The investor opposed this plan, chase and FNMA were unable to reach an agreement with borrower regarding restructuring the loans and the borrower was unable to confirm their cram down. After a court mediation, the debtor and chase/FNMA reached an agreement where by the debtor would be file a chapter 11 bk plan to surrender the properties to chase.
As per BPO report dated xx/xx/2017, the property is owner occupied and is in average condition. No repairs noted and minimal maintenance is apparent. But as per BPO report dated xx/xx/2017 and latest servicing comments subject property is occupied by an unknown party.
As per the review of PACER report, the borrower filed bankruptcy under chapter 11 with case#xx.
The POC was filed on xx/xx/2015 with secured amount of $XXXX  with an arrearage of $XXXX. The motion for relief from stay was filed on xx/xx/2016. The date of the last filing is xx/xx/2017. Motion to relief from automatic stay was filed on xx/xx/2016.
As per chapter 11 plan, the subject property value is going to cram down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by xx.
Borrower disputes loss mitigation workout results per available comment on xx/xx/2017.
Servicing comment dated xx/xx/2016 reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. The Rolands have now abandoned their plan to surrender the properties to Chase/Fay/Rushmore by deed in lieu of foreclosure.  The service is proceeding to advocate confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties to Fay Chase by means of a court approved Bankruptcy Sale conducted under Section 363(F) of the Bankruptcy Code.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans. As per latest comment on xx/xx/2017, the litigation on file is still pending.

Foreclosure Comments:As per the review of servicing comments, foreclosure was initiated. The file was referred to an attorney on xx/xx/2010.  As per the Notice of Lis Pendens xx, the foreclosure complaint was filed with case#xx and was recorded on xx/xx/2010. No, any further information is available. Currently, the foreclosure is on hold due to the borrower filed bankruptcy under chapter 11 with case#xx.
As per servicing comment dated xx/xx/2016, this loan is in a litigation and file was sent to review the litigation matter, however, there is no such comment available in the file that confirms the reason of litigation. As per comment dated xx/xx/2017, the litigation is still pending.

Bankruptcy Comments:As per the review of PACER report, the borrower filed bankruptcy under chapter 11 with case#xx.

Creditor Claim#62 for reference (Locator: Kentucky Eastern Live Database2)-
The POC was filed on xx/xx/2015 with secured amount of $XXXX  with an arrearage of $XXXX. The motion for relief from stay was filed on xx/xx/2016. The date of the last filing is xx/xx/2017. Motion to relief from automatic stay was filed on xx/xx/2016.
As per chapter 11 plan, the subject property value is going to cram down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by xx.
Borrower disputes loss mitigation workout results per available comment on xx/xx/2017.
Servicing comment dated xx/xx/2016 reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. The Rolands have now abandoned their plan to surrender the properties to Chase/Fay/Rushmore by deed in lieu of foreclosure.  The service is proceeding to advocate confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties to Fay Chase by means of a court approved Bankruptcy Sale conducted under Section 363(F) of the Bankruptcy Code.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans. As per latest comment on xx/xx/2017, the litigation on file is still pending.

Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87165535	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,742.85	03/21/2017	xx	No	Bankruptcy	Chapter 11	xx	$65,920.20	No	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete as the subject mortgage is currently with the current assignee, xx.

There is an active piggy back mortgage in the amount of $XX in favor of xx and was recorded on xx/xx/2004.

1. There is a Notice of Federal Tax Lien in favor of xx in the amount of $XX was recorded on xx/xx/2010.
2. There is a Notice of Judgment lien in favor of xx, in the amount of $XX was recorded on xx/xx/2010.
3. There is a Notice of Judgment lien in favor of xx, in the amount of $XX & was recorded on xx/xx/2011.
4. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2011.
5. There is a Notice of Judgment lien in favor of xx, in the amount of $XX & was recorded on xx/xx/2011.
6. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2012.
Annual County taxes for the year 2016 are paid in the amount of $1,742.85 and prior years delinquent taxes found.	Review of updated payment history shows the subject loan is currently delinquent for +360. The last payment was received on xx/xx/2017 in the amount of $1,098.01 for the due date of xx/xx/2011 and the next due date is xx/xx/2012. The UPB as of the date is in the amount $XXXX.	Collections Comments:Subject loan is currently in active Bankruptcy and the loan is due for xx/xx/2012. Review of updated payment history shows the subject loan is currently delinquent for +360. The last payment was received on xx/xx/2017 in the amount of $1,098.01 for the due date of xx/xx/2011 and the next due date is xx/xx/2012. The UPB as of the date is in the amount $xx

As per latest BPO dated xx/xx/2017, the subject loan is occupied by owner and appears to be partially occupied. Dents and dings are noted to front doors and garage doors however, per inspection report dated xx/xx/2017, the subject property is occupied by unknown party.

Foreclosure file was sent to the Attorney for referral on 3/5//2010 and eventually the FC was placed on hold when borrower filed Bankruptcy chapter-11 with xx
Borrower filed bankruptcy under chapter 11 with the case#xx. The POC was filed on xx/xx/2015 with the secured claim amount of $XXXX with an arrearage of $XXXX. Motion for relief from automatic stay was filed on xx/xx/2016.

As per chapter 11 plan, the subject property value would be crammed down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $759.01 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by Gary D. Roland & Renee A. Roland.
Servicing comment dated xx/xx/2016 reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. The Rolands have now abandoned their plan to surrender the properties to Chase/Fay/Rushmore by deed in lieu of foreclosure.  The service is proceeding to advocate confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties to Fay Chase by means of a court approved Bankruptcy Sale conducted under Section 363(F) of the Bankruptcy Code.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans. As per latest comment on xx/xx/2017, the litigation on file is still pending.
Foreclosure Comments:Foreclosure file was sent to the Attorney for referral on 3/5//2010 and eventually the FC was placed on hold when borrower filed Bankruptcy chapter-11 with case#14-52227 on xx/xx/2014.
Bankruptcy Comments:Borrower filed bankruptcy under chapter 11 with the case#xx. The POC was filed on xx/xx/2015 with the secured claim amount of $XXXX with an arrearage of $XXXX. Motion for relief from automatic stay was filed on xx/xx/2016.
Creditor Claim#56 for reference (Locator: Kentucky Eastern Live Database2)-
As per chapter 11 plan, the subject property value would be crammed down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $759.01 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by xx.
Servicing comment dated xx/xx/2016 reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. The Rolands have now abandoned their plan to surrender the properties to Chase/Fay/Rushmore by deed in lieu of foreclosure.  The service is proceeding to advocate confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties to Fay Chase by means of a court approved Bankruptcy Sale conducted under Section 363(F) of the Bankruptcy Code.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans. As per latest comment on xx/xx/2017, the litigation on file is still pending.
Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Subject loan was in foreclosure activity earlier; currently is placed on hold. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Loan is not modified since the origination of the subject loan.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Loan is not modified since the origination of the subject loan.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2004   Variance: -1 (Days)   Variance %:    Comment: The loan was originated on xx/xx/2003, as per Note however, the tape data reflects as xx/xx/2004.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 888888888888XXXXXXXXXXXX   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444, as the borrower is delinquent for more than 120 days; The tape reflects 888888888888.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: XXXXXXXXXXXX888888888888   Variance:    Variance %:    Comment: Payment history string reversed is 444444444444, as the borrower is delinquent for more than 120 days; The tape reflects XXXXXXXXXXXX.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 265 Tape Value: 360 Variance: -95 Variance %: -26.38888% Comment: Stated remaining term is 265 months per original Note however, the tape data reflects 360 months. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85429857	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$836.67	06/29/2017	xx	No	Bankruptcy	Chapter 11	xx	$41,667.77	No	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of Pro Title Report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete as the subject mortgage is currently with the current assignee, xx.

1. There is a Notice of Federal Tax Lien in favor of xx in the amount of $XX was recorded on xx/xx/2010.
2. There is a Notice of Judgment lien in favor of xx, in the amount of $XX was recorded on xx/xx/2010.
3. There is a Notice of Judgment lien in favor of xx, in the amount of $ & was recorded on xx/xx/2011.
4. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2011.
5. There is a Notice of Judgment lien in favor of xx, in the amount of $XX & was recorded on xx/xx/2011.
6. There is a Notice of Judgment lien in favor of xx in the amount of $XX & was recorded on xx/xx/2012.
Annual County taxes for the year 2016 are paid in the amount of $836.67 and prior years delinquent taxes found.	Review of updated payment history shows the subject loan is currently delinquent for +360 days; Borrower is currently not on their regular payments. The last payment was received on xx/xx/2017 in the amount of $530.94 with a rate of 6.500% for the due date of xx/xx/2012 and the next due date is xx/xx/2012. The UPB as of the date is in the amount $XXXX.	Collections Comments:Subject loan is currently in active Bankruptcy and is currently due for xx/xx/2012. Review of updated payment history shows the subject loan is currently delinquent for +360 days; Borrower is currently not on their regular payments. The last payment was received on xx/xx/2017 in the amount of $530.94 with a rate of 6.500% for the due date of xx/xx/2012 and the next due date is xx/xx/2012. The UPB as of the date is in the amount $XXXX.
As per latest Inspection Report dated xx/xx/2017, the subject property was occupied by unknown party and is in average condition and there are no repairs required.
Foreclosure was initiated on the subject loan and FC file was sent to the Attorney for referral on xx/xx/2010 however, the foreclosure was placed on hold due to the Bankruptcy chapter-11 was filed by borrower on xx/xx/2014.
Borrower filed Bankruptcy Chapter 11 Case # xx. As per the bankruptcy plan document, the POC in the amount of $XXXX and the property value cram down to $XXXX Hence, unsecured claim amount of $XXXX, considered as a cram down amount. The loan was modified under the bankruptcy chapter 11 plan at 4.75% with the P&I $365.15 for 30 years. No further detail was found for an effective date.  As per the POC document, bankruptcy POC amount of $XXXX, amount of arrearage $XXXX.
Servicing comment dated xx/xx/2016 reflects the loan was recently service released from Chase.  The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower.  Comment dated xx/xx/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. The Rolands have now abandoned their plan to surrender the properties to Chase/Fay/Rushmore by deed in lieu of foreclosure.  The service is proceeding to advocate confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties to Fay Chase by means of a court approved Bankruptcy Sale conducted under Section 363(F) of the Bankruptcy Code.  Creditor is waiving its interest in any unsecured deficiency claims in exchange for the transfer of title free and clear of liens to the properties securing the loans. As per latest comment on xx/xx/2017, the litigation on file is still pending.
As per chapter 11 plan, the subject property value would be crammed down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by Gary D. Roland & Renee A. Roland.

Borrower disputes loss mitigation workout results per available comment on xx/xx/2017.

Foreclosure Comments:Foreclosure was initiated on the subject loan and FC file was sent to the Attorney for referral on xx/xx/2010 however, the foreclosure was placed on hold due to the Bankruptcy chapter-11 was filed by borrower on xx/xx/2014.
Bankruptcy Comments:Creditor Claim#44 for reference (Locator: Kentucky Eastern Live Database2)-

Borrower filed Bankruptcy Chapter 11 Case # xx. As per the bankruptcy plan document, the POC in the amount of $XXXX and the property value cram down to $XXXX Hence, unsecured claim amount of $XXXX, considered as a cram down amount. The loan was modified under the bankruptcy chapter 11 plan at 4.75% with the P&I $365.15 for 30 years. No further detail was found for an effective date.  As per the POC document, bankruptcy POC amount of $XXXX, amount of arrearage $XXXX.

As per chapter 11 plan, the subject property value would be crammed down to $XXXX (Secured claim) out of POC amount of $XXXX and unsecured claim amount $XXXX. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month however, there are no comments available in the file that confirm the property value is crammed down.

The Chapter 11 Amended Plan was filed on xx/xx/2016 and reflects the subject property listed under Class Two:  Allowed Secured Claims of NRZ Pass-Through Trust V which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on Exhibit A.

The US trustee has filed a motion to dismiss or convert to Chapter-7 and the hearing is set for xx/xx/2017.
Motion was filed to convert case from chapter-11 to chapter-7 or to dismiss a case and Notice of filing of Exhibit A to objection to fourth renewed motion of the United States Trustee to convert or dismiss filed by xx.
Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37223792	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,531.06	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	31.894%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx in the amount of $xx. The 1st installment of county taxes for 2024 has been paid in the amount of $1,765.53 on xx/xx/2024. The 2nd installment of county taxes for 2024 has been paid in the amount of $1,765.53 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $378.06 which was applied for the due date of xx/xx/2024. The current P&I is $378.06 and the interest rate is 9.490%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $378.06 which was applied for the due date of xx/xx/2024. The current P&I is $378.06 and the interest rate is 9.490%. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
As per the tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of $44,602.50."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	Not Applicable
74191698	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,226.01	09/06/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.858%	Second	Preliminary title policy	xx	Not Applicable	01/01/2021	XXXX	Not Applicable	6.000%	XXXX	01/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx that was recorded on xx/xx/2005 in the amount of $xx. There is a credit card judgment active against the borrower xx in favor of xx in the amount of $38,782.32 recorded on xx/xx/2016. County 1st and 2nd installments of taxes for 2024 are due in the amount of $4,226.01 on xx/xx/2024 and xx/xx/2025. Water taxes are delinquent for 2024 in the amount of $280.81 on xx/xx/2024, good through xx/xx/2024.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $471.47 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $471.47 with an interest rate of 6.000%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower has been current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
Unable to determine the current occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2021.
 According to the updated title report dated xx/xx/2024, the foreclosure was initiated in 2018. The notice of lis pendens has been filed on xx/xx/2018 and recorded on xx/xx/2018. The release of lis pendens was filed on xx/xx/2019 and recorded on xx/xx/2019. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments: According to the updated title report dated xx/xx/2024, the foreclosure was initiated in 2018. The notice of lis pendens has been filed on xx/xx/2018 and recorded on xx/xx/2018. The release of lis pendens was filed on xx/xx/2019 and recorded on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on XX. As per the modified term, the new principal balance is $XX. The monthly P&I is $471.47 with an interest rate of 6.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2040.	Credit Report Prepayment Penalty Rider	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: currently in foreclosure yes.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.99000%   Tape Value: 6.00000%   Variance: 3.99000%   Variance %: 3.99000%   Comment: Stated rate is 9.990%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 99999999999999999900000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO. Further details were not provided. Elevated for client review."		* Missing credit report (Lvl 2) "Credit report is missing from the loan file." * Prepayment Rider Missing (Lvl 2) "The subject note has a prepayment option and such rider is not attached to the subject mortgage."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
79533112	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,040.30	09/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.300%	360	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Short Form Policy	xx	Not Applicable	06/01/2017	XXXX	Not Applicable	6.175%	XXXX	07/XX/2017	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. The prior mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of $XXXX with the xx. The first and second installments of county taxes for 2024/2025 are due in the amount of $3,040.30. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $461.81 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $461.81 and the interest rate is 6.175%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $XXXX.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller's tape, the subject property is owner occupied.
The reason for default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
XXX has 16.25 years on the job as a xx.
XXX2 has 18.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2017 between the borrower “xx.” As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $461.81 and an interest rate of 6.175% beginning on xx/xx/2017 until the maturity date of xx/xx/2041.	Notice of Servicing Transfer	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: Fay Servicing, LLC |---| |----| Comment: Collections current servicer is other / not in list. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI cert.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 19.23089%   Comment: As per tape data the original balance is $xx and as per note the original balance is $xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.30000%   Tape Value: 6.17500%   Variance: 6.12500%   Variance %: 6.12500%   Comment: Original stated rate is 12.30000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000000000000M Tape Value: 23444400000121000001000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	753
76252258	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	XXX	$0.00	$5,179.95	09/25/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	47.372%	Second	Final policy	xx	Not Applicable	03/20/2009	XXXX	Not Applicable	5.125%	XXXX	04/XX/2009	Financial Hardship	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is prior mortgage active against the subject property in the favor of xx in the amount of $xxThere is an active HOA lien against the subject property in favor of Canyon Village, which was recorded on xx/xx/2009 in the amount of $ 1,443.57. The first installment of county taxes for 2024/2025 is due in the amount of $2,589.98 on xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $2,589.97 on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $323.26 with the interest rate of 5.125%, which was applied for the due date of xx/xx/2024. The current UPB is $XXXX.	Collections Comments:The loan is currently performing. According to payment history as of xx/xx/2024, the borrower is current with loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX. The post-closing details regarding the foreclosure and bankruptcy have not been found. No details pertaining to the damage to the subject property have been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is $xx. The monthly P&I is $323.26 with an interest rate of 5.125% beginning on xx/xx/2009 and a maturity date of xx/xx/2035.	HUD-1 Closing Statement	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: -12 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.87500%   Tape Value: 5.12500%   Variance: 5.75000%   Variance %: 5.75000%   Comment: Original Stated rate is 10.875%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. Fee itemization is located at 259532_TIL Pg#2."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	Not Applicable
52283336	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,410.93	09/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	708	Unavailable	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx. There is an active prior mortgage against the subject property in favor of xx, in the amount of $xx. No active liens and judgments have been found. The annual combined taxes for 2023 have been paid in the amount of $7,410.93 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $308.94, which was applied for the due date of xx/xx/2024. The current monthly P&I is $308.94 with an interest rate of 11.375%. The UPB reflected as per the tape data is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
The reason for default is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Notice of Servicing Transfer	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000001000 Tape Value: 00000000000000000100000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD, along with itemization of fee and estimated CD, is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			571	581
55680035	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second		$0.00	$3,219.34	09/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	43.780%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx. There is one prior mortgage open against the property in the amount of $xx. The annual combined taxes for 2024 are paid in the amount of $2,673.87 on xx/xx/2024. The annual city taxes for 2024 are paid in the amount of $545.47 on xx/xx/2024. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $264.22 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $264.22 with an interest rate of 11.375%. The current UPB reflected as per the payment history is $XXXX. As per the comment dated xx/xx/2024, the borrower had made the payment of $6,000.00 on xx/xx/2024.	Collections Comments:Currently, the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer		2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. HUD-1 dated xx/xx/2005 reflects cash to in the amount of $26,136.85." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
29371442	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,123.40	09/13/2024	xx	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	120.835%	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2012	XXXX	XXXX	2.000%	XXXX	09/XX/2012	Financial Hardship	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023/2024 is due in the amount of $1,561.71 on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the total amount of $1,561.69 on xx/xx/2025.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,082.67 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,718.36 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:Currently, the loan is in bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2024. The current UPB is $XXXX.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the seller's tape data, the subject property is owner-occupied.
The foreclosure was initiated in this loan in 2008, and as per the document located at xx, the Lis Pendens was filed on xx/xx/2008 under case#xx, which was recorded on xx. As per the notice of the trustee’s sale dated xx/xx/2010, located at xx, the foreclosure sale was scheduled for xx/xx/2010. The Lis Pendens was canceled on xx. Again the foreclosure case was resumed on xx/xx/2011. As per the document located at xx, the Lis Pendens was filed on xx/xx/2011 under case# xx, which was recorded on xx/xx/2011. The Lis Pendens was canceled on xx/xx/2012. Again the foreclosure case was resumed on xx/xx/2020. As per the document located at xx, the Lis Pendens was filed on xx/xx/2020 under case# xx, which was recorded on xx. As per the notice of the trustee’s sale dated xx/xx/2021, located at xx, the foreclosure sale was scheduled for xx/xx/2021. Currently, the foreclosure is placed on hold for bankruptcy. No further information is available. The previously filed lis pendens is older than 10 years. The property is located in xx.
The debtor xx filed bankruptcy under Chapter 13 on xx, and the plan was confirmed on xx
As per the voluntary petition schedule D (Doc# 9), the amount of the claim without deducting the value of the collateral is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $0.00.
The plan period shall be a period of 60 months. The debtor shall pay $910.00 monthly for 60 months.
The POC was filed on xx/xx/2021 with the secured claim of $XXXX with an arrearage of $XXXX.
Currently, the loan is in active bankruptcy.
Foreclosure Comments:The foreclosure was initiated in this loan in 2008, and as per the document located at xx, the Lis Pendens was filed on xx/xx/2008 under casexx. As per the notice of the trustee’s sale dated xx/xx/2010, located at xx, the foreclosure sale was scheduled for xx/xx/2010. The Lis Pendens was canceled on xx/xx/2010. Again the foreclosure case was resumed on xx/xx/2011. As per the document located at xx, the Lis Pendens was filed on xx/xx/2011 under case# xx, which was recorded . The Lis Pendens was canceled on xx/xx/2012. Again the foreclosure case was resumed on xx/xx/2020. As per the document located at xx, the Lis Pendens was filed on xx/xx/2020 under case# xx, which was recorded on xx/xx/2020. As per the notice of the trustee’s sale dated xx/xx/2021, located at xx, the foreclosure sale was scheduled for xx/xx/2021. Currently, the foreclosure is placed on hold for bankruptcy. No further information is available. The previously filed lis pendens is older than 10 years. The property is located in xx.
Bankruptcy Comments:The debtor xx filed bankruptcy under Chapter 13 on xx/xx/2021 with Case #xx
As per the voluntary petition schedule D (Doc# 9), the amount of the claim without deducting the value of the collateral is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $0.00.
The plan period shall be a period of 60 months. The debtor shall pay $910.00 monthly for 60 months.
The POC was filed on xx/xx/2021 with the secured claim of $XXXX with an arrearage of $XXXX.
Currently, the loan is in active bankruptcy.
The loan was modified on xx/xx/2012 with the 3 step amortization with the new principal balance of $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $1,379.51 with the new initial step interest rate of 2.000% beginning from xx/xx/2012 and the new maturity date is xx/xx/2052.	Affiliated Business Disclosure Credit Application Good Faith Estimate Notice of Servicing Transfer Right of Rescission	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan ($1,202.13) exceeds the per diem interest charge or credit threshold ($962.25)."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents"
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40438148	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,907.15	09/30/2024	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	28.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for 2023 have been paid in the amount of $1,482.15 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is 13 months delinquent with the loan. The next due date is xx/xx/2023. The last payment was received on xx/xx/2024 in the amount of $780.31 which was applied for the due date of xx/xx/2023. The current P&I is $562.78 and the interest rate is 4.250%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2024, the borrower is 13 months delinquent with the loan. The next due date is xx/xx/2023. The current UPB is $XXXX.
The foreclosure was initiated and the sale was scheduled for xx/xx/2021. The notice of cancellation recorded on xx/xx/2021 shows that the scheduled sale was canceled as the borrower filed for bankruptcy under Chapter 13 with case# 21-10948 on xx/xx/2021. The bankruptcy case is still active.
 Unable to determine the RFD.
As per the tape data, the subject property is owner occupied.
No damage or repairs have been found.
 XXX is retired and receives pension.
Foreclosure Comments:The foreclosure was initiated. As per the UT, the document located at “xx”, the complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2019. As per UT “xx”, the sale was scheduled for xx/xx/2021. The notice of cancellation of FC sale document recorded on xx/xx/2021 located at “Ln#xx” shows that the scheduled sale was canceled as the borrower filed for bankruptcy under Chapter 13 with case# xx. The bankruptcy case is still active.
Bankruptcy Comments:According to the PACER, the borrowers "xx" filed for bankruptcy under Chapter 13 with case #21-10948 on xx/xx/2021. The POC was filed on xx/xx/2021 for the secured claim amount of $XXXX, and the amount of arrearage is $XXXX. As per the voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $0.00. The plan was confirmed on xx/xx/2021. The bankruptcy case is still active.
Not Applicable	Missing or error on the Rate Lock	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Referred to Attorney |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Foreclosure Delay/Obstruction Start Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -918 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -29 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2017 and tape show origination date as xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: xx/xx/2020 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2016 reflects Points - Loan Discount Fee at $856.00. CD dated xx/xx/2017 reflects Points - Loan Discount Fee at $995.00. Loan estimate dated xx/xx/2016 reflects Loan Origination Fee at $995.00. CD dated xx/xx/2017 reflects Loan Origination Fee at $1,194.34. This is a cumulative increase in fee of $338.34 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2017 and the 3-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49803871	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	09/06/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	XXX	14.250%	240	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	12/01/2017	XXXX	Not Applicable	3.375%	XXXX	01/XX/2018	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is a prior mortgage that originated on xx/xx/1985 in favor of “xx,” in the amount of $16,295.00, which was recorded on xx/xx/1986. The annual county taxes for 2023/2024 are exempt.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $263.54, which applied for xx/xx/2024. The current P&I is $263.54 with an interest rate of 3.375%. The UPB is $XXXX.	Collections Comments:According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $263.54 with an interest rate of 3.375%. The UPB is $XXXX.
The loan modification agreement was made between the borrower and lender on xx/xx/2017.
No foreclosure activity has been found.
The debtors, "xx," filed for bankruptcy under chapter 7 with case #xx, and the case was discharged on xx.
The reason for default has not been mentioned in the latest collection comments.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the debtors, "xx," filed for bankruptcy under chapter 7 with the case #xx, and the case was discharged on xx. The voluntary petition is not available on PACER. The reaffirmation agreement was filed on xx	The loan modification agreement was made between the borrower and lender on xx. The new modified rate is 3.375%, and the borrower promises to pay the P&I of $263.54, which began on xx/xx/2018. The new principal balance is $xx.	Credit Application Origination Appraisal		2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $114K. Current UPB $31K."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	543
92961115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	09/15/2024	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	10.180%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	11/01/2016	XXXX	XXXX	3.000%	XXXX	11/XX/2016	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is a prior mortgage against the subject property originated on xx/xx/1998 in favor of xx. There is a state tax lien against the borrower in favor of xx in the amount of $XX recorded on xx/xx/2011. There are 2 real estate tax liens against the subject property in favor of xx in the amounts of $XX, recorded on xx/xx/2020 and xx/xx/2014. The annual combined taxes for 2024 are exempt. No prior taxes are delinquent.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $91.38, which was applied for the due date of xx/xx/2024. The current P&I is $91.38 with an interest rate of 3.000%, and PITI is $95.33. The UPB is $XXXX, and the deferred balance is $XXXX.	Collections Comments:According to the service comment, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $XXXX, and the deferred balance is $XXXX.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19.
The loan was modified on xx/xx/2016.
The foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to the loan reinstatement.
As per the latest BPO dated xx/xx/2024, located at “xx”, the subject property needs some repairs. Unable to determine the actual repairs. The estimated cost of repairs is $XXXX. No evidence has been found for repairs completion. CCs do not show damage or repairs.
According to the PACER report, the borrower, “xx, had filed for bankruptcy under Chapter 7 with case #xx.

Foreclosure Comments:The foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to the loan reinstatement.
																																																																																	Bankruptcy Comments:According to the PACER report, the borrower, “Richard Allen Phillips, had filed for bankruptcy under Chapter 7 with case #xx. The schedule D of the voluntary petition shows that the value of collateral is $XXXX and the amount of claim is $XXXX. The unsecured amount is $XXXX. The reaffirmation agreement file on xx/xx/2015. The bankruptcy case was discharged on xx.	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is $xx. The monthly P&I is $91.38 with an interest rate of 3.00% beginning on xx/xx/2016 and a maturity date of xx/xx/2044. There is a final balloon payment on the interest-bearing principal balance of $XXXX due on the maturity date. The deferred balance is $XXXX.	Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $105K. Current UPB $22K." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure is missing from the loan file." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	682
71433771	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$514.78	09/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	14.750%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	02/01/2017	XXXX	XXXX	2.875%	XXXX	02/XX/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of $xx.
There are 2 credit card judgments found against the borrower in favor of xx in the total amount of $XX, which were recorded on xx/xx/2011 & xx/xx/2017. The SSN# is not mentioned on supportive documents.
There are 4 state tax liens found against the borrower in favor of xx in the total amount of $XX, which were recorded on different dates.
There are 2 civil judgments found against the borrower in favor of xx in the total amount of $XX, which were recorded on xx/xx/2012 & xx/xx/2012.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $XX on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $117.76, which was applied for the due date of xx/xx/2024. The current monthly P&I is $117.76 with an interest rate of 2.875%. The current UPB reflected as per the tape data is $XXXX, and the deferred amount is $971.07.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX, and the deferred amount is $971.07.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with case # xx. The bankruptcy was discharged on xx/xx/2009 and terminated on xx.
No modification or forbearance details are available in recent collection comments.
As per the property inspection report dated xx/xx/2016 located at xx, the subject property needs interior repairs. There is no evidence to confirm the exact cost and current status of repairs. Collection comments do not show damages.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case # xx. The bankruptcy was discharged on xx	This modification agreement signed between the borrower xx, with an effective date of xx/xx/2017, shows the new modified unpaid principal balance is $xx, out of which $XXXX is the interest-bearing amount and the deferred amount is $971.07. The borrower agreed to pay the modified monthly P&I of $117.76 with a modified interest rate of 2.875% starting on xx/xx/2017 and continuing until the new maturity date of xx/xx/2044. There is no principal forgiven amount.	Notice of Servicing Transfer Prepayment Penalty Rider	xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed annual fee test due to fees charged $1,840.00 fees threshold $460.00 over by +$1,380.00." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosures are missing from loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	637
17435120	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$139.59	09/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	328	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	Other	Final policy	xx	Not Applicable	09/01/2018	XXXX	Not Applicable	4.000%	XXXX	10/XX/2018	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There are two prior mortgages against the subject property. The first prior mortgage originated on xx/xx/1998 in favor of xx.
There are three criminal judgments against borrower “xx” in favor of the State of South Carolina in the total amount of $XX recorded on different dates.
There are two civil judgments against borrower “xx.” The first judgment is recorded on xx/xx/2015 in favor of xx The second judgment is recorded on xx/xx/2016 in favor of xx in the amount of $XX.
There are multiple state tax liens against borrower “xx” in favor of the State of xx in the total amount of $XX recorded on different dates.
The annual combined taxes for 2023 have been paid in the amount of $134.75 on xx/xx/2024.
The annual combined taxes for 2024 are due in the amount of $139.59 on xx/xx/2025.
No prior taxes are delinquent.
																																																																																As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $744.53, which was applied for the due date of xx/xx/2024. The current P&I is $593.95 with an interest rate of 4.000% and PITI is $744.53. The UPB is $XXXX.	Collections Comments:According to the service comment, the current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $XXXX. As per the tape data, the subject property is owner-occupied. The loan was modified on xx/xx/2018. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damage has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2018. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $593.95 with an interest rate of 4.00% beginning on xx/xx/2018 and a maturity date of xx/xx/2048.	Credit Application Credit Report	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	694
28263942	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,739.95	09/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	17.269%	Second	Final policy	xx	Not Applicable	08/01/2022	XXXX	Not Applicable	5.000%	XXXX	08/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in the favor of xx. The first and second installments of county taxes for 2024 were paid in the amount of $4,739.95 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $299.62, which was applied for the due date of xx/xx/2024. The current monthly P&I is $299.62, and the rate of interest is 5.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx/xx/2022 with the principal balance of $XXXX.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is $xx. The monthly P&I is $299.62 with an interest rate of 5.000% beginning on xx/xx/2022, and a maturity date is xx/xx/2042. The loan has been modified once since origination.	Balloon Rider HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	Not Applicable
51187473	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,904.64	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.990%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	593	30.134%	Second	Final policy	xx	Not Applicable	11/20/2020	XXXX	Not Applicable	9.990%	XXXX	01/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. Annual combined taxes for 2023 were paid on xx/xx/2023 in the amount of $1,559.11. Annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $1,904.64. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $165.76, which was applied for the due date of xx/xx/2024. The current P&I is $165.76 with an interest rate of 9.990%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is $XXXX.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the comment dated xx/xx/2024, the subject property was located in a disaster area designated by FEMA for flooding. CCs do not show any damage.
As per the seller's tape data, the subject property was occupied by the owner.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement made by and between the borrowers, "xx, not in its individual capacity but solely as trustee for xx," with an effective date of xx/xx/2020. The new modified UPB is $xx. The borrower promises to pay the P&I in the amount of $165.76 with an interest rate of 9.90% beginning from xx/xx/2021 until the maturity date of xx/xx/2035.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			565	554
8119094	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$971.04	08/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	240	xx	xx	HELOC	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	05/28/2010	XXXX	Not Applicable	4.870%	XXXX	05/XX/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $971.04 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $426.00, which was applied for the due date of xx/xx/2024. The current monthly P&I is $425.21 with an interest rate of 4.87%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected is $XXXX.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx. with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $321.80 with a modified interest rate of 2.00% starting on xx/xx/2010, which will be changed in 2 steps until the new maturity date of xx/xx/2037. The rate will change in 02 steps, which ends with 4.870%. The borrower is making payment as per the 2nd step with P&I $425.21 and interest rate of 4.870%.	Credit Application	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: Fay Servicing, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $XXXX   Tape Value: $83442.00   Variance: $-142.00   Variance %: -0.17017%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.50000%   Tape Value: 4.87000%   Variance: 4.63000%   Variance %: 4.63000%   Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: M00011011111100000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	800
81744116	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,184.66	09/27/2024	xx	Not Applicable	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	240	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	13.699%	Second	Final policy	xx	Not Applicable	11/01/2015	XXXX	XXXX	3.875%	XXXX	11/XX/2015	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $4,184.66 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,738.95 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,080.27 with an interest rate of 3.880%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
As per tape data dated xx/xx/2024, the property is owner-occupied.
The foreclosure was initiated in 2011. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2011 in favor of xx. with case # xx, which was recorded on xx. The foreclosure was closed as the loan was modified on xx.
According to the PACER, the borrower William B. Tharaen filed for bankruptcy under Chapter 13 with case # xx. The bankruptcy case was dismissed on xx/xx/2013 and terminated on xx.
No information has been found related to damage or repairs.
Foreclosure Comments:The foreclosure was initiated in 2011. The notice of lis pendens located at xx, the foreclosure complaint was filed on xx in favor of xx. with case # xx, which was recorded on xx/xx/2011. The foreclosure was closed as the loan was modified on xx/xx/2013.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case # xx. As per the voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $XXXX. The POC (Doc# 3-1) was filed by the creditor Springleaf Financial Services on 05/29/13 for the secured claim amount of $XXXX, and the amount of arrearage is $XXXX. The amended chapter 13 (Doc # 2) plan was filed on xx/xx/2013, and the plan was not confirmed. The bankruptcy case was dismissed on xx.	This modification agreement signed between the borrower xx. with an effective date of xx/xx/2015 shows the new modified unpaid principal balance is xx is the interest-bearing amount and the deferred amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $1,080.27 with a modified interest rate of 3.875% starting on xx/xx/2015 and continuing until the new maturity date of xx/xx/2044. There is no principal forgiven amount.		xx	2: Acceptable with Warnings			* Missing Borrower Billing Rights (RESPA) (Lvl 2) "Borrower billing rights disclosure is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			617	Not Applicable
54021539	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,579.89	09/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	43.868%	Second	Final policy	xx	Not Applicable	02/01/2023	XXXX	Not Applicable	11.500%	XXXX	02/XX/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There is a credit card judgment found against the borrower in favor of XX.
The 2024 combined annual taxes are due in the amount of $38.53 on xx/xx/2025.
The 2023 combined annual taxes were paid in the amount of $22.27 on xx/xx/2023.
The 2024 city annual taxes are due in the amount of $1,031.12 on xx/xx/2025.
The 2023 city annual taxes were paid in the amount of $923.24 on xx/xx/2024.
The annual utilities/mud charges for 2024 have been due in the amount of $510.24 on xx/xx/2025.
The annual utilities/mud charges for 2023 have been paid in the amount of $448.31 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $427.98 which was applied for the due date of xx/xx/2024. The current monthly P&I is $427.98 with an interest rate of 11.500%. The current UPB reflected as per the tape data is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the tape data is $XXXX.
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The loan has been modified on xx/xx/2023.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P & I of $427.98 with a modified interest rate of 11.500% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2028. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			572	Not Applicable
35155192	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,714.36	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	10.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	19.915%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on XX. There is a senior mortgage against the subject property originated on xx/xx/2005 in favor of XX. The annual combined taxes for 2023 have been paid in the amount of $2644.51 on xx/xx/2023. The annual combined taxes for 2024 are due in the amount of $1714.36. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $268.84 which was applied for the due date of xx/xx/2024. The current monthly P&I is $268.84 with an interest rate of 10.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #06-40199 on xx/xx/2006. The bankruptcy was discharged on xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 7 with case #06-40199 on xx/xx/2006. As per the voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $0.00. The bankruptcy was discharged on xx	Not Applicable		Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Current value is not applicable Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 11100000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of $29,109.00."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Unavailable
57449943	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,647.12	09/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.809%	Second	Final policy	xx	Unavailable	06/01/2008	XXXX	Not Applicable	5.000%	XXXX	06/XX/2008	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx There is a city lien on the subject property in favor of xx, in the amount of $288.82, which was recorded on xx/xx/2008. The 1st and 2nd installments of county taxes for 2024/2025 are due in the total amount of $6,647.12 on xx/xx/2024 and xx/xx/2025. The annual water charges for 2024 have been delinquent in the amount of $127.65, which were due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $323.51 which was applied for the due date of xx/xx/2024. The current monthly P&I is $323.51 with an interest rate of 5.000%. The current UPB reflected as per the tape data is $XXXX and deferred balance is $323.51.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the tape data is $XXXX and deferred balance is $323.51.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $323.51 with a modified interest rate of 5.000% starting on xx/xx/2008 and continuing until the new maturity date of xx/xx/2035.	Origination Appraisal	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: Fay Servicing, LLC |---| |----| Comment: Collection-Current servicer (Enumerated) is *Other/Not In List* Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $323.51   Variance:    Variance %:    Comment: Deferred Balance Amount is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: Original Appraisal Value is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.50000%   Tape Value: 5.00000%   Variance: 5.50000%   Variance %: 5.50000%   Comment: Original stated rate is 10.500000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Payment history string is 0000000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	667
90800395	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$340.93	09/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.100%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Second	Unavailable	xx	Not Applicable	04/13/2021	XXXX	Not Applicable	11.100%	XXXX	05/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in the amount of $xx. There are two junior judgments active against the subject borrower in favor of xx in the total amount of $XXX, which were recorded on xx/xx/2021 and xx/xx/2021. The annual combined taxes for 2024 are due in the amount of $340.93 on xx/xx/2025. The annual combined taxes for 2023 have been paid in the amount of $407.30 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $161.43 which was applied for the due date of xx/xx/2024. The current P&I is $161.43 and the interest rate is 11.100%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $161.43 which was applied for the due date of xx/xx/2024. The current P&I is $161.43 and the interest rate is 11.100%. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender with an effective date of xx and the new modified unpaid principal balance is $xx. The modified monthly P&I of $161.43 with a modified interest rate of 11.100% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2036.	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: Collections - Current Servicer (Enumerated) is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -18 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2021   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000001000000000000000000 Tape Value: 10010000000000000000000 Variance: Variance %: Comment: Payment History String is 000001000000000000000000 Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			536	Not Applicable
5259202	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,981.24	09/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx, which was recorded on xx/xx/2005 for the amount of $124,792.00. The annual county taxes for 2023 were paid in the amount of $1,330.63. There is an HOA lien found against the subject property in favor of xx. for the total amount of $705.00 recorded on xx/xx/2012. The annual combined taxes for 2024 were paid in the amount of $3,981.24. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $288.30 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $288.30 and the interest rate is 10.625%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $XXXX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000001010121200000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property type is PUD Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
32515936	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,713.87	09/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	Second	Commitment	xx	Not Applicable	01/01/2016	XXXX	Not Applicable	5.000%	XXXX	01/XX/2016	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is a prior mortgage against the subject property that was originated on xx" There is a municipal lien against the subject property in the amount of $505.00 in favor of "xx. The annual county taxes for 2024 were paid in the amount of $5,713.87 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $399.93, which was applied for the due date of xx/xx/2024. The current monthly P&I is $399.93 with an interest rate of 5.00%. The current UPB is not available in PH. As per the tape as of xx/xx/2024, The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. The loan was modified between the XXX and lender on xx/xx/2016. As per the tape, the subject property is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx. As per this modification agreement, the new principal balance is $xx, and the borrower promised to pay principal and interest in the amount of $399.93 at a rate of 5.000% beginning on xx/xx/2016. According to this agreement, the new maturity date will be xx/xx/2035. The modification agreement contains a balloon provision in the amount of $xx. There is no deferred or forgiven amount.	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: Fay Servicing, LLC |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.50000%   Tape Value: 5.00000%   Variance: 4.50000%   Variance %: 4.50000%   Comment: Stated rate is 9.50%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of $86,389.54." * TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			815	Not Applicable
57091039	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,779.42	09/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	38.118%	Second	Short Form Policy	xx	Not Applicable	03/01/2014	XXXX	Not Applicable	5.000%	XXXX	03/XX/2014	Financial Hardship	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx.
There is an active prior mortgage against subject property in favor of xx.
There are six HOA liens active against subject property in favor of “xx.” in the total amount of $24,943.51 which were recorded on different dates. Also, there is a writ of fieri facias (HOA lien) against subject property in favor of “xx” in the amount of $4,736.13 which was recorded on xx/xx/2024.
The annual county taxes for 2024 have been paid in the amount of $4,779.42 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $158.46 which was applied for the due date of xx/xx/2024. The current P&I is $158.46 and the interest rate is 5.00%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $158.46 which was applied for the due date of xx/xx/2024. The current P&I is $158.46 and the interest rate is 5.00%. The current UPB is $XXXX.
No bankruptcy and foreclosure evidence has been found.
The loan was modified between the borrower and lender on xx/xx/2014.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx/xx/2014 and the new principal balance is $xx. The borrower promised to pay P&I in the amount of $158.46 with fixed interest rate of 5.000% starting on xx/xx/2014 until the maturity date of xx/xx/2035. There is a balloon provision in the amount of $XXXX which will be due on maturity.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
75902488	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,911.40	09/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	38.716%	Second	Final policy	xx	Not Applicable	10/06/2021	XXXX	Not Applicable	8.875%	XXXX	11/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx The 1st installment of town taxes for 2024 was paid in the amount of $2,455.70 on xx/xx/2024. The 2nd installment of town taxes for 2024 is due in the total amount of $2,455.70 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $338.52 which was applied for the due date of xx/xx/2024.The current monthly P&I is $338.32 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is $XXXX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The modification agreement was signed between the borrower and lender with an effective date of xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx, with an effective date of xx, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $338.32 with a modified interest rate of 8.875% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2035. There is no deferred balance and principal forgiven amount.		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD closing dated xx/xx/2005 reflects cash to in the amount of $41,264.22."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
79143601	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,003.81	09/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	36.213%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx The annual combined taxes for 2023 were paid in the amount of $1,003.81. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $217.47 which was applied to the due date of xx/xx/2024. The unpaid principal balance is $XXXX. The current P&I is $217.47 and the interest rate is 11.625%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is $XXXX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: Fay Servicing, LLC |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: 0 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2005 reflects cash to in the amount of $20,838.82."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			653	Not Applicable
22204511	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second		$0.00	$4,370.39	09/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	39.005%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx. There is an active prior mortgage against the subject property, which was originated on xx The annual county taxes for 2024 are due in the amount of $1,687.20 on xx/xx/2025. The annual school taxes for 2024 are due in the amount of $1,613.23 on xx/xx/2025. The annual other taxes for 2024 are due in the amount of $1,069.96 on xx/xx/2025. No delinquent tax has been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $221.65, which was applied for the due date of xx/xx/2024. The current P&I is $221.65, and the interest rate is 11.375%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is $XXXX. As per the tape data, the subject property is owner-occupied. No evidence has been found regarding the current foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	Not Applicable
73351419	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$3,027.02	09/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.375%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	46.173%	Second	Commitment	xx	Not Applicable	12/08/2020	XXXX	Not Applicable	11.375%	XXXX	01/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx There is a prior mortgage that originated on xx/xx/2005 in favor of “MERS as nominee for xx The annual combined taxes for 2024 were paid in the amount of $3,027.02 on xx/xx/2024. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $370.42, which applied for xx/xx/2024. The current P&I is $370.42 with an interest rate of 11.375%. The UPB is xx	Collections Comments:The current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $370.42 with an interest rate of 11.375%. The UPB ixx The loan modification agreement was made between the borrower and lender on xx/xx/2020. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2020. The new modified rate is 11.375% and borrower promises to pay the P&I of $370.42 which began on xx/xx/2021. The new principal balance is $XXXX. The maturity date is xx/xx/2038.	Condo/PUD Rider		2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2005 reflects cash to the borrower in the amount of $38,230.49." * Condo / PUD rider Missing (Lvl 2) "As per the appraisal report, the subject property is PUD. PUD rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	791
18917230	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,701.06	09/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	772	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx There is an active prior mortgage against the subject property in favor of xx The first installment of county taxes for the year 2024 is paid on xx/xx/2024 in the amount of $2,850.53. The second installment of county taxes for the year 2024 is due on xx/xx/2024 in the amount of $2,850.53. No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $403.62, which applied for xx/xx/2024. The current P&I is $403.62 with an interest rate of 5.000%. The UPB is xx	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $403.62 with an interest rate of 5.000%. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default has not been mentioned in the latest collection comments.
As per the seller's tape, the subject property is owner-occupied.
As per the BPO dated xx/xx/2020, located at 2xx . There is a need to paint the exterior trim and clean up exterior debris and landscaping. CCs do not show any damage
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2005 reflects cash to the borrower in the amount of $47,349.61."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
60558033	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,858.42	09/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.871%	Second	Final policy	xx	Not Applicable	12/17/2008	XXXX	Unavailable	5.000%	XXXX	02/XX/2009	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx There is an active prior mortgage against the subject property in xx There are 4 credit card judgments found against the borrower in the total amount of $XX filed by different plaintiffs which were recorded on different dates. The 1st installment of county taxes for 2024 was paid in the amount of $2,429.21 on xx/xx/2024. The 2nd installment of county taxes for 2024 is due in the total amount of $2,429.21 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $418.66 which was applied for the due date of xx/xx/2024. The current monthly P&I is $418.66 with an interest rate of 5.000%. The current UPB reflected as per the tape data is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the tape data ixx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2008 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay monthly payments of interest only in the amount of $285.83 with a modified interest rate of 5.00% starting on xx/xx/2009 for 40 months. There is no deferred balance and principal forgiven amount. As per the document located axx the borrower is making a payment in the amount of $418.66 with an interest rate of 5.00%.		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "Subject is purchase case. Final HUD-1 reflects cash to in the amount of $69,000.00."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	719
59233025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,792.54	09/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.125%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	41.586%	Second	Final policy	xx	Not Applicable	01/26/2021	XXXX	Not Applicable	5.000%	XXXX	03/XX/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx There is an active prior mortgage against the subject property in favor of xx The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $3,792.54 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $188.11, which was applied for the due date of xx/xx/2024. The current monthly P&I is $188.11 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The modification agreement signed between the borrower and lender with an effective date of xx/xx/2021.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower, xx C, with an effective date of xx/xx/2021, shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $188.11 with a modified interest rate of 5.000% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2051.	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: XXXX |---| |----| Comment: Collections - current servicer is other. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Vaxxomment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -34 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $500.00   Variance %: 0.28328%   Comment: Original appraised value is xx
Field: Original Stated Rate   Loan Value: 11.12500%   Tape Value: 5.00000%   Variance: 6.12500%   Variance %: 6.12500%   Comment: Original stated rate is 11.125%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000100001100000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "Subject is purchase case. Final HUD-1 reflects cash to in the amount of $34,094.02."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			601	Not Applicable
1162814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,592.68	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	791	43.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx
There is an HOA lien on the subject property in favor of xx
The 2nd installment of county taxes for 2024 is due in the total amount of $1,296.34 on xx/xx/2025.
The 1st installment of county taxes for 2024 was paid in the amount of $1,296.34 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,407.88 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $4,050.42 with an interest rate of 7.250%. The current UPB reflected as per the payment history isxx

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is $4,050.42 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
XXX1 has been xx
XXX2 has 15.66 years on thxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan is 4 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: Joy   Variance:    Variance %:    Comment: Borrower #1 middle name is not applicable   Tape Source: Initial   Tape Type:
Field: Borrower #2 First Name   Loan Value: xx
Field: Borrower Last Name   Loan Value: Maas   Tape Value: Mass   Variance:    Variance %:    Comment: Borrower last name is Maas.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -122 (Days) Variance %: Comment: Interest paid through date is xx/xx/2024 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not qualify for manual UW as there was a delinquency on mortgage resulting in credit score impairment. XXX was 1X30 within last 12 months. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $22,123.76."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72280003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	774	759	49.789%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage originated on xx There is a mechanics lien found against the borrower in the favor of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $5,629.27 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,257.74 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB ixx
As per the comment dated xx/xx/2024, the reason for default is the borrower's dispute with the lender over insurance.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
XXX1 has 9.33 years onxxyment experience as an associate witxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan is 14 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Field: MI Company Loan Value: MGIC Tape Value: Other Variance: Variance %: Comment: MI company is MGIC Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.78%. Tape shows XXX income provided does not match employer statement. Revised DTI is 58%. Further details not provided. XXX defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX1 has 9.33 years on the job as a field executive with Estee Lauder Inc; XXX2 has 1.16 years on the job as a manager withxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated 0xx/xx/2023 reflects Points - Loan Discount Fee at $9,955.25. This is an increase in fee of +$9,955.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on 0xx/xx/2023, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	773
73045719	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,625.70	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	683	45.911%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $6,360.67 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,541.80 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,790.76 with an interest rate of 4.99%. The current UPB reflected as per the payment history is xx. The PH shows multiple transactions in Nov-2024 in the total amount of $12,676.98. As per the collection comments dated xx/xx/2024 and xx/xx/2024, these payments are made by borrower.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown.
As per the comment dated xx/xx/2024, the FEMA disaster was declared due toxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
XXX1 has 5.91 yearxx
XXX2 has 3.33 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: 14 Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 45.911% Tape Value: 77.410% Variance: -31.499% Variance %: -31.49900% Comment: 45.911% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.91%. Tape shows XXX2 was not employed at closing. Revised DTI is 77.41%. Further details not provided. XXX defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX1 has 5xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	808
53385068	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$973.98	08/13/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	729	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $486.99. The second installment of county taxes for 2024 is due in the amount of $486.99 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower has been currently delinquent for 4 months and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,999.31 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $1,836.95 and the interest rate is 8.750%.	Collections Comments:The loan is currently in foreclosure.
According to the latest payment history as of xx/xx/2025, the borrower has been currently delinquent for 4 months and the next due date is xx/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The appraisal report is as is. The photo addendum shows xx

XXX employment details are not available. Subject loan is NOO. xx
Foreclosure Comments:As per the comment dated xx
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable xx t: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.910%   Tape Value: 69.000%   Variance: 0.910%   Variance %: 0.91000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 69.910% Tape Value: 69.000% Variance: 0.910% Variance %: 0.91000% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The photo addendum shows peeling paint and broken wood on the rear wall of the subject property. The subject's bathroom is undergoing renovation, with an adjustment of $2,000.00 for the cost of repairing. The 1004D report is missing from the loan documents. The final CD does not reflect the escrow holdback."
																																																																																							* Required Documentation Missing (Lvl 3) "Loan approval document is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34982889	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,690.30	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	42.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024/2025 are due in the amount of $2,690.30.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,023.39 which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $2,515.41 and the interest rate is 5.990%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner-occupied.
No comment pertaining to the damage to the subject property has been observed.

xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.821% Tape Value: 42.000% |---| 0.821% |----| 0.82100% Comment: Borrower DTI ratio percent is 42.821%. Tape Source: Initial Tape Type: xx
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.524%   Tape Value: 42.000%   Variance: 0.524%   Variance %: 0.52400%   Comment: Housing ratio per U/W is 42.524%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 2 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property State Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Propxx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and review of the appraisal report show the subject property is an SFR with 2 ADUs, which are not permitted. Appraisal notes $25K cost to have the buildings converted to original form. Further details not provided. Zillow search shows an estimated value of $XXXX. Current UPB is $407K."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98964915	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	49.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx The taxes are to follow. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,387.55 which was applied for the due date of xx/xx/2025. The current P&I is $2,479.28 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is in performing..
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,387.55 which was applied for the due date of xx/xx/2025. The current P&I is $2,479.28 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

XXX was qualified using an offer letter as an operations xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Payment History String Loan Value: 000 Tape Value: 0x30 |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XX. The current UPB is $386K."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows unacceptable gift funds. File shows XXX new employer provided $88K to meet cash to close. Offer letter in file. XXX was qualified on income from new job as operations manager at Available Red Mix starting 10/14/24. Paystubs in file for new job. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43492564	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,374.70	02/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	42.309%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $1,333.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,923.92, which was applied to the due date of xx/xx/2025. The current P&I is $1,579.50 with an interest rate of 6.99%. The current UPB reflected as per the payment history isxx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
XXX1 has 7.91 years on the job as a xx
  XXX2 has 5 months on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Payment History String Loan Value: 000000000 Tape Value: 0x30 |---| |----| Comment: Payment history MMMMMMMM. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,336.00. This is an increase in fee of $2,336.00 for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active.  TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2024. The revised LE dated xx/xx/2024 reflects a lender credit of $337.00. The revised CD dated xx/xx/2024 reflects Lender Credit at $0.00. This is a decrease of -$337.00 for a fee that has a 0% tolerance test. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,277.35 exceeding the fees threshold of $6,977.31, over by +$1,299.93. The below fees were included in the test: Mortgage Broker Fee (Indirect) $5,941.25 Points—Loan Discount Fee paid by Borrower: $2,336.00 Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged of $8,277.25 exceeding the fees threshold of $6,977.32, over by +$1,299.93. The below fees were included in the test: Mortgage Broker Fee (Indirect) $5,941.25 Points—Loan Discount Fee paid by Borrower: $2,336.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.30%. Tape shows XXX2 fxx. Lender defect. Review shows ATR confirmed. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX1 has 7.91 years on the job as a machine operator with Varney Manufacturing Inc; XXX2 has 5 months on thexx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54290754	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,839.77	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.750%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	578	763	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 4 prior code enforcement liens found against the subject property filed by the xx
There are 2 prior UCC finance statements against the borrower filed by different plaintiffs, which were recorded on xx/xx/2017 and xx/xx/2022.
The 1st, 2nd, and 3rd installments of borough taxes for 2025 were paid in the total amount of $5,839.77 on different dates.
The 4th installment of borough taxes for 2025 is due in the amount of $1,946.59 on xx/xx/2025.
The annual utilities charges for 2025 have been delinquent in the amount of $4,287.92, which was due on xx/xx/2025 and good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,543.52, which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,564.41 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
The reason for the default is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX is a legal entity andxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower #2 Last Name Loan Value: XXXX Tape Value: mal |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-83045.59   Variance %: -45.80132%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: Simple   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 46.050%   Variance: 53.950%   Variance %: 53.95000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Postal Code Loan Value: 11218 Tape Value: 11234 Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows defect as EPD." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54124802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,311.20	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	738	770	49.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.". There are two child support liens against "xx" which were recorded on xx/xx/2015 and xx/xx/2016. The first installment of county taxes for 2024-25 is paid in the amount of $1,155.60 on xx/xx/2024. The second installment of county taxes for 2024-25 is due in the amount of $1,155.60 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,690.52, which was applied for the due date of xx/xx/2025. The current P&I is $3,016.28 with an interest rate of 10.250%. The current UPB is xx	Collections Comments:The current status is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
 No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status.
XXX has been SE for 4.5 years at Mostafa Owaidat.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 49.919% Tape Value: 49.850% |---| 0.069% |----| 0.06900% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest Calculation type is 360/360   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -6 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 0000BBBBBBBBBBBBBBBBBBBB Variance: Variance %: Comment: Payment History String is 00000 Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows XXXs are non-permanent residents. File has a xx	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.594% exceeds APR threshold of 8.440% over by +2.154%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.700% exceeds APR threshold of 8.440% over by +2.260%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 10.700% exceeds APR threshold of 8.440% over by +2.260%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15919652	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$368.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.874%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	30.185%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $368.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $2,203.42, and the interest rate is 7.87%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

XXX has been SExx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 18 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $XXXX   Tape Value: $XXXX   Variance: $XXXX   Variance %: -200.46648%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MM   Tape Value: 00XXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Residual Income Loan Value: $XXXX Tape Value: $XXXX Variance: $XXXX Variance %: -19.74949% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is HPML, and the property was flipped. A second appraisal was not obtained. The appraisal report shows the date of the prior sale or transfer is xx/xx/2024 in the amount of XX. The subject's appraised value on xx/xx/2024 was $382K. The subject is a new construction. Zillow search shows an estimated value of XX. Current UPB $304K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.305% exceeds APR threshold of 7.620% over by +0.685%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14509403	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,966.59	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.100%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	12.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $4,966.59 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per the seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2025. The current P&I is $4,232.09, and the interest rate is 8.10%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the seller’s tape data as of xx/xx/2024, the next due date is xx/xx/2025. The UPB is xx
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has been SE for 8.16 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 31 (Days) |----| Comment: Application Date xx/xx/2024 Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-453921.52   Variance %: -177.55506%   Comment: Cash To XXXX $XXXX   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Not Applicable   Tape Value: XXXXXXXXXXXX   Variance:    Variance %:    Comment: Payment History String Not Applicable   Tape Source: Initial   Tape Type:
Field: Residual Income Loan Value: $XXXX Tape Value: $92179.45 Variance: $-6252.92 Variance %: -6.78342% Comment: Residual Income $85,926.53 Tape Source: Initial Tape Type:	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.330% exceeds APR threshold of 8.330% over by +0.00%. The subject loan is not escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Appraisal Review Fee. CD dated xx/xx/2024 reflects Appraisal Review Fee at $136.00.
Loan estimate dated xx/xx/2024 reflects Mortgage Broker Fee at $200.00. CD dated xx/xx/2024 reflects Mortgage Broker Fee at +$7,650.00.
This is a cumulative increase in fee of $7,786.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024.

Loan fails compliance delivery and timing test for LE dated xx/xx/2024 as the revised LE signed on xx/xx/2024, which is after the initial CD date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is HPML, and the property was flipped. A second appraisal was not obtained. The appraisal report shows no prior transaction history for the subject in the last 36 months. The subject's appraised value on xx/xx/2024 was $816K. The subject is a new construction. Zillow search shows an estimated value of $675K and does not show a prior recent sale. Current UPB $571K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21952900	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,207.12	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	765	41.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a UCC lien against the borrower in xx
The annual county taxes for 2024 were paid in the total amount of $3,207.12.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,500.00, which was applied to the due date of xx/xx/2025. The current P&I is $1,794.66 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was xx
XXX1 receives xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 31 Tape Value: 33 |---| -2 |----| -6.06060% Comment: Age of Loan 31 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.260%   Tape Value: 49.528%   Variance: -8.268%   Variance %: -8.26800%   Comment: XXX DTi Ratio Percent 41.260%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: Original Note Doc Date xx/xx/2022 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.26%. Tape shows income miscalculation. Revised DTI is 49.52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on 5/11/25. XXX1 receives pension income, XXX2 has 7.66 yxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated 0xx/xx/2022. Initial LE dated xx/xx/2022 reflects lender credit at $43.70. Final CD dated 0xx/xx/2022 reflects lender credit at $0.00. This is decrease of +$43.70 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that in total cannot increase 10% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Title Endorsement Fee. Final CD dated 0xx/xx/2022 reflects Title Endorsement Fee at $300.00.
Loan estimate dated xx/xx/2022 reflects Settlement or Closing Fee at $485.00. Final CD dated 0xx/xx/2022 reflects Settlement or Closing Fee at $868.00.
This is a cumulative increase in fee of $451.20 for charges that in total cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on 0xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10628412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,372.39	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	710	47.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of xx
The annual combined taxes for 2024 were paid in the amount of $5,372.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,964.74, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,787.60 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX1 receives xx
XXX2 has 18.33 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.69%, as the borrower income is $20,288.83 and total expenses are in the amount of $9,675.98 and the loan was underwrittenxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32531053	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,148.69	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	43.579%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $4,148.69 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was made on xx/xx/2025 in the amount of $3,605.86, which was applied to the due date of xx/xx/2025. The current P&I is $2,554.31 with an interest rate of 8.250%. The current UPB reflected as per the payment history isxx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
The subject property is located in a designated area that was declared for xx
XXX has been SE for 14.83 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 43.579% Tape Value: 43.580% |---| -0.001% |----| -0.00100% Comment: XXX DTI Ratio Percent 34.286% Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: XXXX   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation Type 360/360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $22700.00   Variance %: 4.18587%   Comment: Original appraised value $XXXX   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -2 (Days)   Variance %:    Comment: Original Note doc date xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.963%   Tape Value: 62.960%   Variance: 0.003%   Variance %: 0.00300%   Comment: Original standard LTV 62.963%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 0000BBBBBBBBBBBBBBBBBBBB Variance: Variance %: Comment: Payment History String 00000 Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,750.00 exceeds fees threshold of $9,766.47 over by +$1,983.53.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $10,000.00
Underwriting Fee paid by Borrower: $1,750.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $11,750.00 exceeds fees threshold of $9,766.47 over by +$1,983.53.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $10,000.00
Underwriting Fee paid by Borrower: $1,750.00."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $593,748.59. Calculated finance charge is $593,996.59 for an under disclosed amount of -$248.00. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan testxx  exceeds APR threshold of 8.360% over by +0.352%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.658% exceeds APR threshold of 8.360% over by +0.298%. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79008684	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,254.00	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	772	Not Applicable	44.494%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $2,254.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,270.10, which was applied to the due date of xx/xx/2025. The unpaid principal balance is $xx7. The current P&I is $1,270.10, and the interest rate is 4.875%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. XXX has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 149.000% |---| -149.000% |----| -149.00000% Comment: As per calculation. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -3 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "Subject was approved as NOO. The tape indicates that the property is OO due to misrepresentation. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
73299227	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	Second	$0.00	$1,178.16	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	38.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx There is a sewer lien found against the subject property in favor of the xx The annual city taxes for 2024 were paid in the amount of $1,178.16 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $682.08 which was applied for the due date of xx/xx/2025. The current monthly P&I is $426.07 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX has 6 years on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 17.947% Tape Value: 1794.700% |---| -1776.753% |----| -1776.75300% Comment: Housing Ratio per U/W (Initial Rate ) is 17.947% Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -3 (Days) Variance %: Comment: The original note doc date is 0xx/xx/2022 and the tape shows 0xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
50972769	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second		$0.00	$1,877.25	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	41.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a water/sewer lien against the subject property in the amount of $529.11 in favor of "xx The annual county taxes for 2024 were paid in the amount of $1,877.25. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $705.45, which was applied for the due date of xx/xx/2025. The current P&I is $475.02 with an interest rate of 4.500%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. XXX has 15.41 years on the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 41.267% Tape Value: 41.296% |---| -0.029% |----| -0.02900% Comment: Borrower DTI ratio percent is 41.267%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.783% Tape Value: 1178.300% Variance: -1166.517% Variance %: -1166.51700% Comment: Housing ratio per U/W is 11.783%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
975990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,858.08	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	42.251%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $1,858.08 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $922.71 which was applied for the due date of xx/xx/2025. The current monthly P&I is $687.48 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

XXX has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 42.251% Tape Value: 42.288% Variance: -0.037% Variance %: -0.03700% Comment: Borrower DTI is 42.25%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.783% Tape Value: 1178.300% Variance: -1166.517% Variance %: -1166.51700% Comment: Housing ratio is 11.78% Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Dayxx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
55114735	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$957.78	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	29.767%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $957.78 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,047.21, which was applied for the due date of xx/xx/2025. The current monthly P&I is $705.15 with an interest rate of 3.990%. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX has 1.9 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 15.932% Tape Value: 1593.200% |---| -1577.268% |----| -1577.26800% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.77%. The tape shows XXX was not employed at closing. Further details not provided. XXX defect. The subject originatedxx
* Cash out purchase (Lvl 2)     "The subject loan is purchase transaction case and final CD reflects cash to in the amount of $825.69."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Lender Credit at $3,313.00. Final CD dated 0xx/xx/2021 reflects lender credit at $3,129.06. This is decrease of $183.94 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan originated on xx/xx/2021 and 1 year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located axx home is affixed permanently to the land. The sxx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			528	Not Applicable
70336821	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,804.76	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.062%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	24.208%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,804.76 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,191.09, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,794.85 with an interest rate of 5.06%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
XXX has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.212% Tape Value: 2321.200% |---| -2297.988% |----| -2297.98800% Comment: Housing ratio per U/W is 23.212%. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $415K. Comp #1, with a sales price of $435K, is closest to the subject property. Zillow search shows an estimated value of $415K. Current UPB is $317K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
61554507	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,394.31	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	798	43.156%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens found. The combined annual taxes for 2024 were paid in the amount of $6,394.31 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,636.29 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,055.81 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
XXXxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 39.334% Tape Value: 3933.400% |---| -3894.066% |----| -3894.06600% Comment: Housing Ratio Per U/W(Initial Rate) is 39.334% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal report. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $222K. Current UPB is $190K."
* Compliance Testing (Lvl 3)     "Tape and file show the settlement agent did not wait for the CD provided by the lender and proceeded with the closing using their own form for closing disclosure that did not have loan calculation details disclosed to XXX. A post-consummation closing disclosure with the loan calculation details along with a reimbursement check of $525 for wrongly excluding the settlement fee from APR calculations was delivered to the XXX. The subject is a purchase transaction loan originated on xx/xx/2024, and the 3-year TRID/TILA SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the closing date of xx/xx/2024. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on revised CD as $194,667.12. Calculated finance charge is $195,192.12 for an under disclosed amount of -$525.00. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	764
69841608	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$786.00	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	737	661	44.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $786.00 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,003.40, which was applied for the due date of xx/xx/2025. The current monthly P&I is $762.94 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $762.94 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX1 has been SE for 3.33 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 44.100% Tape Value: 44.234% |---| -0.134% |----| -0.13400% Comment: Borrower DTI ratio percent is 44.100% Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.229% Tape Value: 2922.900% Variance: -2893.671% Variance %: -2893.67100% Comment: Housing ratio U/W (Initial Rate) is 29.229% Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 44.23%. Tape shows the lender did not obtain comxxded. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year Sxx has been SE for 9.58 years axx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	706
1237094	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,667.28	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	33.333%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for the year 2024 was paid in the amount of $1,333.64 on xx/xx/2024. The second installment of county taxes for the year 2024 is due in the amount of $1,333.64 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,059.12, which was applied for the due date of xx/xx/2025. The current P&I is $719.70 with an interest rate of 4.125%. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history ixx
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the borrower is disputes over payments.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has 10.41 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 31.907% Tape Value: 3190.700% |---| -3158.793% |----| -3158.79300% Comment: As per calculation. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -5 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000110000000000000000004 Tape Value: 011000000000000000000432 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.33%. Tape shows the lender did not establish continuance of early inheritance distribution income. The revised DTI is 60%. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. XXX has 10.41 years on the job as axx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the SOL is 3 years."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			526	Not Applicable
3705607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,714.99	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.062%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	800	776	40.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The second installment of combined taxes for 2024 is due in the amount of $2,857.49 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,238.55 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $3,952.48 with an interest rate of 8.062%. The current UPB reflected as per the payment history is x	Collections Comments:The current status of loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
 No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX has been SE for xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 40.91%. Tape shows income miscalculation over XXX change of accounting for REOs. Further details not provided. The subject loan originated on xx te Hotels, x										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	791
7849724	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$1,015.22	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	29.388%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment for combined taxes for 2024 is paid in the amount of $507.61 on date xx/xx/2025.
The second installment for combined taxes for 2023 is paid in the amount of $499.09 on date xx/xx/2024.
The second installment for combined taxes for 2024 is due in the amount of $507.61 on date xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $928.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $678.51 with an interest rate of 4.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per tape data, the subject property is occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX receives social sxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 16.931% Tape Value: 1693.100% Variance: -1676.169% Variance %: -1676.16900% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured as the subject loan amount of $140K is not sufficient to restore entitlement. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase transaction and final CD reflects cash to in the amount of $1,000.00."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "VA guaranty certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
45532888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,421.04	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	684	766	44.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The second installment of city taxes for 2025 is due in the amount of $2,355.26 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,962.41, which was applied for the due date of xx/xx/2025. The current P&I is $1,091.48 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX1 has bxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.545% Tape Value: 44.540% |---| 0.005% |----| 0.00500% Comment: DTI ratio percent is 44.545%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 37.962% Tape Value: 3795.700% Variance: -3757.738% Variance %: -3757.73800% Comment: Housing ratio is 37.962%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,570.00 Exceeds Fees threshold of $4,470.16 Over by +$1,099.84.
The below fees were included in the test:
Application Fee paid by Borrower: $1,595.00
Investor Review Fee paid by Borrower: $675.00
Points - Loan Discount Fee paid by Borrower: $3,300.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

The below fees were included in the test:
Additional Charges paid by Borrower: $632.50
Condo Master Policy paid by Borrower: $83.65
Condo Questionnare paid by Borrower: $500.00
Investor Review Fee paid by Borrower: $675.00
Prepaid Assessment September 2024 paid by Borrower: $614.39
Real Estate Commission paid by Seller: $32,000.00
Reimbursement For Resale Package paid by Borrower: $513.75
Smoke cert reimbursement paid by Seller: $76.65
Title - 1099 Filing paid by Borrower: $64.00
Title - Closing Protection Letter paid by Borrower: $75.00
Title - E-Doc Fee paid by Borrower: $50.00
Title - Notice of Sttlement Fee paid by Borrower: $49.00
Title Courier Fee- Commission paid by Seller: $111.00
Transaction Reimbursment paid by Seller: $595.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,570.00 Exceeds Fees threshold of $4,470.16 Over by +$1,099.84.
The below fees were included in the test:
Application Fee paid by Borrower: $1,595.00
Investor Review Fee paid by Borrower: $675.00
Points - Loan Discount Fee paid by Borrower: $3,300.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows condo project is ineligible, and review of condo questionnaire shows structural inspection will not be completed on project until 2026. Roof repairs were done on the condo project in 2024, and façade installation will be done in 2025 or 2026. Further details not provided. Zillow search shows an estimated value of $644K. Current UPB $159K."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	693
8633976	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,733.16	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	41.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $1,733.16 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,096.52, which was applied for the due date of xx/xx/2025. The current monthly P&I is $830.15 with an interest rate of 4.250%. The current UPB is xx	Collections Comments:The current status is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. XXX has 15.41 years on the jxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.783% Tape Value: 1178.300% |---| -1166.517% |----| -1166.51700% Comment: As per loan document. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to repairs for the settlement crack, replacing the missing interior light, and installing the missing porch railing. The estimated cost to cure is $1,500. The improvement section and photo addendum show a section of damaged fence on the exterior and a section of exterior vinyl that needs to be replaced; the crawl space door needs an additional hinge. 1004D report is missing from the loan documents. Final CD does not reflect the escrow holdback amount. Zillow search shows an estimated value of $225K. Current UPB $157K."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
32271092	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,551.75	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.000%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	42.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject mortgage that was originated xx Annual county taxes for 2024 were paid in the amount of $1,551.75 on xx/xx/2024. Annual county taxes for 2024 are due on xx/xx/2025 in the amount of $XX. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,098.45, which was applied for the due date of xx/xx/2025. The current interest rate is 4.00% and P&I is $837.91. The current unpaid principal balance is reflected in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is reflected in the amount of xx
As per the collection comment dated xx/xx/2023, the RFD was an excessive obligation.
As per the collection comment dated xx/xx/2023, the borrower was on an FB plan that was started on xx/xx/2024 to xx/xx/2024. Further details are not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

XXX has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Good Faith Estimate Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures Transmittal (1008)	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 21.124% Tape Value: 2112.400% |---| -2091.276% |----| -2091.27600% Comment: Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx
Field: Original CLTV Ratio Percent   Loan Value: 102.041%   Tape Value: 102.040%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.041%   Tape Value: 102.040%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000110000000000   Tape Value: 000000000011000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed at $175,510, $1.00 higher than the USDA commitment of $175,509.84. Further details are not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,928.63 exceeds fees threshold of $5,109.16 over by +$1,819.47.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $904.75
Health Insurance Premium paid by Borrower: $3,510.20
Seller-Paid Points and Fees $2,513.68."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2015 and the 1-year SOL is expired."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,928.63 exceed fees threshold of $5,109.16 over by +$1,819.47.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $904.75
Health Insurance Premium paid by Borrower: $3,510.20
Seller-Paid Points and Fees $2,513.68."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "The GUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			663	Not Applicable
91905130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,466.71	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	40.975%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $1,466.71 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,124.88 which was applied for the due date of xx/xx/2025. The current monthly P&I is $919.65 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is owner-occupied.
XXX has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.97%. Tape shows increased DTI of 65.94%. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. XXX has been SE for 3.66 years at Gringos Diner, FICO 624, 0X30 in the last 24 months, $62K equity in the subject, and $1,037 residual income." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	Not Applicable
84510972	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,869.60	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx There is one prior civil judgment and one xx The annual city taxes for 2024 are paid in the amount of $1,934.52 on xx/xx/2024. The annual city taxes for 2025 are due in the amount of $2,869.60 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,494.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,213.54 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:Currently, the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is not insurable by FHA as a new case number was not obtained on streamline refinance. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			661	Not Applicable
38099923	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,518.12	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	41.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for the year 2024 were paid in the amount of $2,518.12 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,325.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $793.25 with an interest rate of 4.250%. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.783% Tape Value: 1178.300% |---| -1166.517% |----| -1166.51700% Comment: Housing ratio is 11.783%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx pe Valuexx iance: -1 (Days) Variance %: Comment: Oriignal note date is xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
83951817	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,830.41	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	734	44.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a prior state tax lien against the subject borrower, xx
There are three prior active judgments in favor of different plaintiffs in the total amount of $XX, which were recorded on xx/xx/2018, xx/xx/2020, and xx/xx/2021. The SSN provided on the supportive document is inconsistent with the borrower’s SSN.
There is a prior child support lien in favor of xx
 There is a DOJ lien in favor of the xx
There is a civil judgment against the subject borrower, xx
 The annual combined taxes for the year 2024 have been paid in the amount of $XX on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,833.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,811.99 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the payment history, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per the payment history, is xx
According to the seller's tape data, the subject property is owner-occupied.
 The loan has not been modified since origination.
 As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
 No evidence has been found regarding the foreclosure proceedings.
"The appraisal report is subject to the completion of flooring in the living area and the kitchen, and plumbing fixtures. The estimated cost to cure is not available in the loan files. No further details have been found."
XXX1 has beexx
 XXX2 has 2 yxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 21.648% Tape Value: 2164.800% |---| -2143.152% |----| -2143.15200% Comment: Housing ratio is 21.64%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Valuexx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to the completion of flooring in the living area and the kitchen, and plumbing fixtures. The estimated cost to cure is not available in the loan files. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $475K. Comp #3, with a sales price of $465K, is closest to the subject property. Zillow search shows an estimated value of $452K. Current UPB is $360K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.95% as the borrower’s income is $11,500.42 and total expenses are in the amount of $5,169.75 and the loan was underwritten by DU Locator 3370363 Rodriguez_Pg# 218 and its recommendation is Approve/Eligible with a DTI of 44.95%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the mortgage/deed of trust is xx/xx/2022. Note date is xx/xx/2022."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	745
57788034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,696.21	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	702	685	28.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025 the subject mortgage was originated on xx There is prior civil judgment found against the borrower in favor of xx The 1st, 2nd and 3rd installments of county taxes for 2024 were paid in the total amount of $2,696.21 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,893.70 which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,040.11 with an interest rate of 4.500%.The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the servicing comment dated xx/xx/2024, the reason for default is marital difficulties.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
XXX has 17 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 28.974% Tape Value: 41.521% |---| -12.547% |----| -12.54700% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.160% Tape Value: 3320.400% Variance: -3297.240% Variance %: -3297.24000% Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000001000121110000000 Tape Value: 000000100002111000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the appraisal report is not complete or compliant, and a review of the appraisal report is subject to repair of the storage building and barn roof. 1004D report confirms all the repairs are completed. Further details are not provided."
* Assets do not meet guidelines (Lvl 3)     "Tape shows a large deposit was not sourced. Bank statement in the file shows assets of $139,983, and the cash-to-close requirement is $139,930. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows mortgage insurance was not documented. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.97%. Tape shows income documentation and income miscalculation issues. Revised DTI is 41.52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. XXX has 17 years on the job as a manager at Keller Supply Company, FICO 685, $180K equity in the subject, and $5,924 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $497,300.68. Calculated finance charge is $497,485.20 for an under disclosed amount of -$184.52. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year.

Loan failed TILA APR test due to APR calculated 4.766% exceeds APR threshold 4.536% over by -0.230%. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at 1,300.00. Final CD dated xx/xx/2022 reflects Appraisal Fee at $2,150.00.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at $200.00.
This is a cumulative increase in fee of $1,050.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan file."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at “3596630 Scruton Page#187,” the subject property is a manufactured home. The MH rider attached to the subject mortgage located at 3596630 Scruton Page #502 shows the serial no. H-014896 A/B."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
21999095	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,779.93	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.562%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	41.169%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a state tax lien found against the 'xx, which was recorded on xx/xx/2024. The SSN# is inconsistent with the borrower. The annual county taxes for 2024 were paid in the amount of $4,779.93 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,856.20 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,532.01 with an interest rate of 6.562%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xxNo evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the property is owner-occupied.
XXX has 9 months on the job as a director of the road program with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.169% Tape Value: 40.662% |---| 0.507% |----| 0.50700% Comment: Borrower DTI ratio percent is 41.169%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.024%   Tape Value: 2251.700%   Variance: -2228.676%   Variance %: -2228.67600%   Comment: Housing ratio per U/W is 23.024%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 0000000000   Variance:    Variance %:    Comment: Payment history string is 00000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
81086917	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,034.20	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.937%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	638	45.750%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx The annual combined taxes for 2024 were paid in the amount of $2,034.20 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,486.41, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,834.52 with an interest rate of 3.940%. The current UPB reflected as per the payment history is xx ..	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,834.52 with an interest rate of 3.940%. The current UPB reflected as per the payment history is xx
..
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.

XXX2 has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 34.934% Tape Value: 3493.400% |---| -3458.466% |----| -3458.46600% Comment: DTI is 34.93%. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property is PUD. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $484K. Market value of the subject property ($484K) is closest to the adjusted sales price ($440K) of comparable #3. Zillow search shows an estimated value of $531K. Current UPB is $363K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.75%, as the borrower’s income is $6,250.00 and total expenses are in the amount of $2,859.37, and the loan was underwritten by DU (Locatxx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	735
24816785	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$683.73	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	44.118%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $683.73 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,034.81 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,796.18 with an interest rate of 3.500%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX has 10.91 years xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 42.575% Tape Value: 4257.500% |---| -4214.925% |----| -4214.92500% Comment: Housing ratio is 42.57% Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $453K. Comp #3 with a sales price of $485K, is closest to the subject property. Zillow search shows an estimated value of $434K. Current UPB is $357K."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of $1751.04."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,000.00. This is an increase in fee of $2,000.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.11%, as the borrower’s income is $5,833.34 and total expenses are in the amount of $2,573.55 and the loan was underwritten by AUS/DU (Locator#3597022 Alexander_pg#253) and its recommendation is Approve/Eligible with a DTI of 44.12%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			506	Not Applicable
18022817	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	No	Not Applicable	First	$0.00	$3,596.03	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	770	766	42.968%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined taxes for 2024 were paid in the amount of $3,596.03 on xx/xx/2024. No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,601.54, which was applied on xx/xx/2025. The current P&I is $2,104.02 with an interest rate of 5.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing. As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. XXX1 has 10.25 yearxx XXX2 has 12.33 years on txx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows subject loan is NOO and use of assets from retirement account is not allowed. Bank statement in the file shows $91K in retirement assets submitted towards closing, and the cash to close requirement is $78K. XXX1 has 10.25 years on the job as a supervisor security operator at Navy Federal Credit Union; XXX2 has 12.33 years on the job as a director of e-commerce at Under Armour, FICO 766, 0X30 since inception, and $77K equity in the subject."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows condo issue that was not addressed prior to closing. Review of the condo questionnaire does not show any damage or critical repairs. Further details not provided. The appraisal report is as is, and the subject is valued at $430K. Zillow search shows an estimated value of $467K. Current UPB is $78K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	772
26349716	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,379.71	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	38.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $7,379.71 on xx/xx/2025 and xx/xx/2025. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $4,845.66 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,218.87, which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,524.75 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $5,524.75 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX has beexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: B1 Self Employed Yes. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 12.946% Tape Value: 1294.600% Variance: -1281.654% Variance %: -1281.65400% Comment: Housing Ratio per U/W 12.946% Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $875K. Comp #2 with a sales price of $925K, is closest to the subject property. Zillow search shows an estimated value of $875K. Current UPB is $819K. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
22098580	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First		$0.00	$1,859.05	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.562%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	9.762%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $1,859.05 on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,107.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,691.27 with an interest rate of 3.562%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. XXX has beenxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 4.870% Tape Value: 487.000% |---| -482.130% |----| -482.13000% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $579K. Market value of the subject property ($579K) is closest to the adjusted sales price ($570K) of comparable #2. Redfin search shows an estimated value of $643K. Current UPB is $352K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
73456191	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,148.94	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	31.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of county taxes for 2024 is paid in the amount of $1,148.94 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,175.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $815.98 with an interest rate of 4.25%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx As per the tape data, the subject property is occupied by the owner. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has been SE fxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.063% Tape Value: 2906.300% |---| -2877.237% |----| -2877.23700% Comment: Housing ratio per U/W is 29.063% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape data, COVID overlays not met." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 31.29%. Tape shows the lender did not verify that the business was open and operating 20 business days prior to the note date. Further details not provided. Lender defxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $1,658.70. This is an increase fee in the amount of +$1,658.70 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
29829527	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,902.36	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	29.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated xx There are no active liens and judgments found. The 1st installment of combined taxes for 2023 has been paid in the amount of $2,951.18 on xx/xx/2024. The 2nd installment of combined taxes for 2023 has been paid in the amount of $2,951.18 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,338.79, which was applied for the due date of xx/xx/2025. The current P&I is $1,670.59 with an interest rate of 5.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB ixx
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
The loan was not modified since origination.
No bankruptcy-related information was found.
No foreclosure details have been found.
No pertinent damages to the subject property.
XXX has 8.33 yexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.202% Tape Value: 1120.200% |---| -1108.998% |----| -1108.99800% Comment: Housing ratio at 11.20%. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 003210102102121010102432 Tape Value: 32101021021210101024 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape Shows : EPD: loan was repriced and 3 more months EPD coverage provided however borrower went DQ again during EPD coverage. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $293,630.86."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			604
77390456	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,723.84	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	48.794%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There are two junior mortgages active against the subject property. Both the mortgages were originated on the same date, xx/xx/2024 and recorded on xx/xx/2024 in favor of the same plaintiff, xx The first and second installments of county taxes for 2025 are due in the total amount of $XX. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $1,729.40 and PITI is $2,236.40. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $1,729.40 and PITI is $2,236.40. The UPB reflected as per the payment history is xx
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
XXX has 3.33 years on the jxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 48.794% Tape Value: 4879.400% |---| -4830.606% |----| -4830.60600% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the appraiser on the loan is listed onxx her details not provided. Zillow search shows an estimated value of $290K. Current UPB $248K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633
2476333	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,705.90	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	702	34.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for 2024 were paid in the amount of $3,705.90 on xx/xx/2024. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,242.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,458.03 with an interest rate of 3.375%. The current UPB is xx	Collections Comments:The loan is currently performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx The post-closing details regarding the foreclosure and bankruptcy have not been found. As per the tape, the subject property is occupied by the owner. No details pertaining to the damage to the subject property have been observed. XXX1 has 1.91 years on thexx XXX2 has 5 yearxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 22.093% Tape Value: 2209.300% |---| -2187.207% |----| -2187.20700% Comment: Housing Ratio per U/W (Initial Rate) is 22.093%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyer education/landlord counseling is not completed. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	767
86319384	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,193.32	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	46.401%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is one junior mortgage against the subject property originated on xx The 2024 county annual taxes were paid in the amount of $3,065.59 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,520.79, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,091.73 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,091.73 with an interest rate of 6.625%. The current UPB reflected as per the payment historxx
The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX has 4.58 yexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.40%. Tape shows XXX was undisclosed partxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Bond Extension Fee. CD dated xx/xx/2024 reflects Bond Extension Fee at $108.06. This is an increase in fee of +$108.06 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			557	Not Applicable
11128684	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,375.09	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	32.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $5,266.69. The 1st and 2nd installments of county taxes for 2025 are due on xx/xx/2025 and xx/xx/2025 in the total amount of $5,375.09. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,530.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,043.74 with an interest rate of 6.99%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history ixx
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.
XXX has 3 months on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 4.881% Tape Value: 488.100% |---| -483.219% |----| -483.21900% Comment: housing ratio is 4.881%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -3 (Days) Variance %: Comment: Original note date is xx/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000210 Tape Value: 0000 Variance: Variance %: Comment: PAyment history string 000000000100. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows ineligible condominium project. Further details not provided. Zillow search shows an estimated value of $410K. Current UPB $303K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
61531131	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,162.98	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	49.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $5,162.98 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,456.33 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,744.24 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX has 21.91xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.76%. The tape shows xx. XXX has 21.91 yexx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
53427036	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,464.74	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.937%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	782	Not Applicable	42.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The 1st and 2nd installments of town taxes for 2023 were paid in the total amount of $9,464.74 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,298.81 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,043.22 with an interest rate of 3.937%. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx. The occupancy of the subject property is unable to be determined. No evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs.
XXX has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 21.724% Tape Value: 2172.400% |---| -2150.676% |----| -2150.67600% Comment: Housing Ratio Per U/W(Initial Rate) is 21.724% Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 42.70%. Tape shows rental income is not supported by tax returns. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-yexx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
29327217	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,102.02	01/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	698	43.272%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $12,102.02 on xx/xx/2024 & xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,908.64 which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,468.87 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per tape, the subject property has been occupied by owner.
No evidence has been found regarding the foreclosure.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX1 has been SExx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 35.006% Tape Value: 3500.600% |---| -3465.594% |----| -3465.59400% Comment: housing ratio per U/W is 35.006%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -7 (Days) Variance %: Comment: Original note doc date is xx/xx/2021. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.27%. Tape shows the lender did not obtain SE income documentation as per the COVID overlay requirement, and tax returns reflect additional SE income that was not documented. Further details not provided. Lender defect. The subjxx
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $491,058.75. Calculated finance charge is $491,303.87 for an under disclosed amount of -$245.12. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge dxx

The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.27% as the borrower’s income is $13,209.98 and total expenses are in the amount of $5,716.27 and the loan was underwrittenxx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Unavailable
83831884	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,190.54	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	44.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The 1st and 2nd installments of city taxes for 2024 were paid in the total amount of $9,190.54 on xx/xx/2024 & xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,254.02, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,148.07 with an interest rate of 4.63%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
XXX has 1.33 years xx
XXX has 1.91 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 44.356% Tape Value: 4435.600% |---| -4391.244% |----| -4391.24400% Comment: Housing ratio per U/W is 44.356% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. CD dated xx/xx/2022 reflects points - loan discount fee at $2,548.58.
Loan estimate dated xx/xx/2022 reflects processing fee at $645.00. CD dated xx/xx/2022 reflects processing fee at $700.00.
Loan estimate dated xx/xx/2022 does not reflect tax service fee. CD dated xx/xx/2022 reflects tax service fee at $68.00.
This is a cumulative increase in fee of $2,671.58 for charges that caxx

The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	Not Applicable
48438653	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,872.46	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.812%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	785	44.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $1,872.46 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,116.87, which was applied for the due date of xx/xx/2025. The current P&I is $1,740.57 with an interest rate of 3.812%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX1 has been SE forxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 42.155% Tape Value: 4215.500% |---| -4173.345% |----| -4173.34500% Comment: Housing Ratio per U/W(Initial Rate) is 42.155% Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -5 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2022 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.53%. Tape shows undisclosed mortgage debt opened prior to closing. Revised DTI is 57.10%. Further details not provided. XXX defect. The subject xx * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.53%, as the borrower's income is $4,999.64 and total expenses are in the amount of $2,226.60, and the loan was underwritten by DU (Locatxx , and its recommendation is Approve/Eligible with a DTI of 44.53%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			603	704
91381095	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,568.58	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	664	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. Annual county taxes for the year 2024 have been paid in the amount of $3,568.58 on xx/xx/2024. No prior year's taxes have been found delinquent.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,513.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $935.66 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
Employment details are not available. The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: 98.603% Tape Value: 96.907% |---| 1.696% |----| 1.69600% Comment: Original CLTV Ratio Percent is 98.603% Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -6 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.603%   Tape Value: 96.907%   Variance: 1.696%   Variance %: 1.69600%   Comment: Original Standard LTV (OLTV) is 98.603%   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is uninsured by the FHA due to the expiration of the case number prior to closing."	* MI, FHA or MIC missing and required (Lvl 2) "FHA mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			645	594
3531811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,514.48	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	41.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 are paid in the amount of $1,514.48 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,142.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $922.05 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has 3.75 years on the xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows condo project does not meet FNMA hazard insurance requirements as the deductible for water damage exceeded the allowed limit. Further details not provided. Zillow search shows an estimated value of $199K. Current UPB is $143K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
39259887	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	$0.00	$994.98	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	759	31.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active liens and judgments have been found. Annual county taxes for the year of 2024 have been paid in the amount of $994.98. No prior year delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,181.02, which was applied on xx/xx/2025. Current P&I is $4,571.70, and the interest rate is 6.875%. The new UPB is reflected in the amount of xx	Collections Comments:The loan is currently performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The new UPB is reflected in the amount of xx
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
XXX has 11.50 years on the job as xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 31.264% Tape Value: 31.268% |---| -0.004% |----| -0.00400% Comment: Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.168% Tape Value: 2617.300% Variance: -2591.132% Variance %: -2591.13200% Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -4 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows XXX would not sign an agreement restricting the use of the room with an additional kitchen for rental purposes. The appraisal report shows the subject is a 3-story building with a kitchen on the first and main floor, and tape shows XXX bought the subject with the assumption that the subject could be used as a rental property. Further details not provided. Elevated for client review."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	765
64628295	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First		$0.00	$1,979.66	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	789	806	25.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for 2024 were paid in the amount of $1,979.66 on xx/xx/2025. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,856.35, which was applied for the due date of xx/xx/2025. The current interest rate is 4.500% and P&I is $1,539.06. The current unpaid principal balance is reflected in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is reflected in the amount ofxx No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. XXX1 has 9.58xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows subject loan is ineligible as the HOA would not provide an engineer's report as required by agency guidelines for special assessment and critical repairs. Review of the condo questionnaire shows a special assessment of $775K for repairs. Further details not found. The appraisal report is as is, and the subject is valued at $409K. Redfin search shows an estimated value of $547K. Current UPB is $290K. Subject originated 4/8/22. XXX has been 0X30 last 24 months. Comments do not show any further notes on assessment."			Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	808
99801842	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$5,426.01	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	783	742	49.354%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of “xx There is a prior civil judgment active against the borrower in favor of “xx There is a prior hospital lien active against the borrower in favor of “xx The annual county taxes for 2024 were paid in the amount of $5,426.01 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $2,605.03 and PITI is $3,327.69. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $2,605.03 and PITI is $3,327.69. The UPB reflected as per the payment history is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
XXX has 4.58 yxx
XXX2 has 6.91 xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan closed at an LTV of 74%, exceeding the guideline limit of LTV 70% for a 4-unit property. The subject was wrongly submitted as a 1-unit property in the AUS. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771
78873451	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,293.64	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.937%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	788	792	29.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $2,293.64 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,049.01 which was applied for the due date of xx/xx/2025. The current monthly P&I is $682.07 with an interest rate of 3.937%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB ixx No evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. XXX has beenxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: 29.726% Tape Value: 29.159% |---| 0.567% |----| 0.56700% Comment: Borrower DTI Ratio Percent is 28.482%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 4.056% Tape Value: 405.600% Variance: -401.544% Variance %: -401.54400% Comment: Housing Ratio per U/W (Initial Rate) is 3.942%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Hughes Capital/Guardian/HomePartners loan. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			611	799
62055502	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,468.19	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	49.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a prior mechanic's lien found against the subject property in favor of xx The annual combined taxes for 2024 were paid in the amount of $3,468.19 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,620.90, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,620.90 with an interest rate of 3.75%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the property is owner-occupied. XXX has 3.33 years xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.972% Tape Value: 51.924% |---| -1.952% |----| -1.95200% Comment: Borrower DTI ratio percent is 49.972%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.767%   Tape Value: 4671.900%   Variance: -4627.133%   Variance %: -4627.13300%   Comment: Housing ratio per U/W is 44.767%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL is active."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD dated xx/xx/2022 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.97%. Tape shows an excessive DTI ratio of 51.92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. Bxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.97%, as the borrower's income is $5,515.00 and total expenses are in the amount of $2,755.94, and the loan was underwritten by DUxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
94173543	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,412.57	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	635	56.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior child support lien against the borrower in favor of xx The amount is not mentioned on the supportive document. The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $5,315.14 on xx/xx/2024 and xx/xx/2024. The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of $5,412.57 on xx/xx/2025 and xx/xx/2025. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $5,194.76 (PITI), which was applied for the due date of xx/xx/2025. The current interest rate is 6.250%, and P&I is $4,292.41. The current UPB as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history isx
 As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found regarding the forbearance plan.
 No information has been found related to damage or repairs.
 As per tape, the subject property is owner-occupied.
 XXX1 has 0.75 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 46.401% Tape Value: 4640.100% |---| -4593.699% |----| -4593.69900% Comment: Housing ratio per U/W is 46.401%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -12 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original standard LTV is 98.189%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not qualify for FHA financing as the revised FICO score dropped from 669 to 536, and the maximum LTV allowed for FICO between 500-579 is 90%, and the subject loan closed at LTV 96.50%."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject FHA loan was approved at 56.52%. Tape shows an increased DTI of 58%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX1 has 9 months on the job as worxx ears on the job as a stocker with Costxx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	683
93724066	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,553.78	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	44.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is civil judgment found against the borrower in favor of xx There are 2 prior civil judgments found against the prior owner filed by xx The annual city taxes for 2025 are due in the amount of $1,553.78 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,543.58 which was applied for the due date of xx/xx/2024. The current monthly P&I is $885.27 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
The foreclosure case was initiated on xx/xx/2024. As per the servicing comments dated xx/xx/2024, the foreclosure case is removed due to reinstatement of the loan. Further details were not provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller’s tape data and servicing comments dated xx/xx/2024, the borrower was on a forbearance plan that started from xx/xx/2024 to xx/xx/2024.
XXX has 2.33 years on txx
Foreclosure Comments:The foreclosure case was initiated on xx
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.723% Tape Value: 2972.300% |---| -2942.577% |----| -2942.57700% Comment: Housing ratio at 29.723%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021000444432100000000000   Tape Value: 210007654321000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: Not Applicable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2022 reflects an escrow holdback in the amount of $140K. Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged $6,920.73 exceeds fees threshold of $4,434.85 over by +$2,485.88.
The below fees were included in the test:
HS Loan Management Fee paid by Borrower: $1,500.00
Points - Loan Discount Fee paid by Borrower: $4,025.73
Processing Fee paid by Borrower: $400.00
Underwriting Fee paid by Borrower: $995.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx/xx/2022 does not reflect the HS Loan Management Fee. Final CD dated xx/xx/2022 reflects the HS Loan Management Fee at $1,500.00.
Initial loan estimate dated xx/xx/2022 does not reflect Tax Service Fee. Final CD dated xx/xx/2022 reflects Tax Service Fee at $68.00.
Initial loan estimate dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at $175.00. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at $875.00.
This is a cumulative increase fee in the amount of +$2,268.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is refinance, originated on xx/xx/2022, and the 3-year SOL is active.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2022 reflects the sum of Section C fees and Recording fee at $708.00. Final CD dated xx/xx/2022 reflects the sum of Section C and Recording fee at $808.25. This is a cumulative increase of $29.45 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,920.73 exceeds fees threshold of $4,434.85 over by +$2,485.88.
The below fees were included in the test:
HS Loan Management Fee paid by Borrower: $1,500.00
Points - Loan Discount Fee paid by Borrower: $4,025.73
Processing Fee paid by Borrower: $400.00
Underwriting Fee paid by Borrower: $995.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows defects as the borrower is delinquent for more than120 days. HSR was completed on xx/xx/2024. The borrower was 30 days delinquent on xx/xx/2023 and the borrower is still due for xx/xx/2023. The recourse was not removed upon HSR completion and now repurchase recourse applies due to greater than 120 days delinquent. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $150,594.26."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			536	Not Applicable
18166949	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,755.28	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.937%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	788	792	23.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of $2,755.28 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,583.79 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,176.23 with an interest rate of 3.937%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX has been SE fxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 4.056% Tape Value: 405.600% |---| -401.544% |----| -401.54400% Comment: Housing Ratio per U/W (Initial Rate ) is 0.000%. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -3 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO. The tape shows a loan from Hughes Capital, Guardian, and HomePartners. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			611	799
16517047	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,513.58	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	724	46.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for the year 2024 were paid on xx/xx/2024 in the amount of $10,513.58. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,276.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,441.42 with an interest rate of 3.990%. The current UPB reflected as per payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history isxx
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borroxx
XXX1 has 3 months on the job as an accouxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:XXXX  Tape Value: XXXX   Variance:    Variance %:    Comment: XXX last name XXXX   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.254%   Tape Value: 2825.400%   Variance: -2797.146%   Variance %: -2797.14600%   Comment: Housing ratio percentage 28.254%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000444   Tape Value: 000000000000000000060000   Variance:    Variance %:    Comment: Payment History string 000000000000000000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.70%. Tape shows Bxx rental income is not supported. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the xx -employed as axx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	729
90061004	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,695.00	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	698	732	47.612%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $1,695.00. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,606.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,176.83 with an interest rate of 4.250%. The current UPB is xx	Collections Comments:The current status of the loan is performing. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPxx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. XXX1 has been SE for 8.3xx XXX2 has 9.16 years xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 10.176% Tape Value: 1017.600% |---| -1007.424% |----| -1007.42400% Comment: Housing ratio per U/W is 10.176% Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 47.61%. Tape shows rental income is not supported by 12 months of history of property ownership; other income of $125K used in Schedule C business income is not supported by 2 years of prior history. The lender did not perform verification of the business and did not include REO property expenses in the DTI calculation. Further details not provided. Lender defect. The subject loanxx he 3-year SOL has exxx 9.16 years on the job axx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	687
83288313	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First		$0.00	$10,868.86	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.437%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	739	48.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of city taxes for 2024 were paid in the amount of $10,868.86. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $4,457.69, which was applied for the due date of xx/xx/2025. The current P&I is $3,315.47 with an interest rate of 6.437%. The current UPB is xx	Collections Comments:The current status is performing. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX1 has 2.08 years on the job xx XXX2 has 2.33 years on the job xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 31.002% Tape Value: 3100.200% |---| -3069.198% |----| -3069.19800% Comment: Housing ratio is 31.002%. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: 000000000000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows ineligible condominium project. Further details not provided. Zillow search shows an estimated value of $660K. Current UPB $516K."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on CD dated xx/xx/2023. Initial CD dated 02/10/23 reflects lender credit at $50.00. Final CD dated xx/xx/2023 does not reflect lender credit. This is a decrease of $50.00 for fee which has 0% tolerance testxx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			673	702
32718206	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$9,038.52	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	7.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	36.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There are 4 active civil judgments against the subject 'XX' in favor of 'xx The combined taxes for 2024 (2nd installment) are due in the amount of $4,519.26 on xx/xx/2025. The combined taxes for 2024 (1st installment) are paid in the amount of $4,519.26 on xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,074.17, which was applied for the due date of xx/xx/2025. The current monthly payment is $3,074.17 with an interest rate of 7.00%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The currexx No details pertaining to the damage to the subject property have been observed. No information has been found regarding foreclosure and BK. Unable to determine the current occupancy of the property. XXX has been SE for 8.91 yexx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 14.588% Tape Value: 0.000% |---| 14.588% |----| 14.58800% Comment: Housing ratio per U/W (Initial Rate) is 14.588% Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $3074.17   Variance: $1011.66   Variance %: 32.90839%   Comment: Original stated P&I is $4,085.83   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is Limited Cash Out (GSE definition) Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows ineligible condominium project. Further details not provided. Zillow search shows an estimated value of $800K. Current UPB $527K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
75033019	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,998.07	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	38.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $2,998.07 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,537.47 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,149.95 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment histxx
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX receives brokexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 35.772% Tape Value: 3577.200% |---| -3541.428% |----| -3541.42800% Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO as the subject property was listed for rent soon after closing. Elevated for client review. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $7,039.00 exceed Fees threshold of $5,571.09 over by +$1,467.91.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,589.00
Processing Fee paid by Borrower: $775.00
Underwriting Fee paid by Borrower: $675.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $7,039.00 exceed Fees threshold of $5,571.09 over by +$1,467.91.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,589.00
Processing Fee paid by Borrower: $775.00
																																																																																							Underwriting Fee paid by Borrower: $675.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 38.07%. Tape shows subject is NOO, as the subject property was listed for rent soon after closing, causing the lender to omit XXX primary housing expense. Tape also shows undisclosed debt of $1,399. The revised DTI is 71.00%. Further details not provided. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
4488092	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$382.74	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	759	749	44.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. Annual combined taxes for the year 2024 were paid on xx/xx/2024 in the amount of $367.43. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,722.82, which was applied for the due date of xx/xx/2025. The current P&I is $1,435.60 with an interest rate of 6.99%. The current UPB reflected as per payment history is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment histoxx
No evidence of foreclosure has been found.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
XXX1 receives sxx
XXX2 receivexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: 31.050% Tape Value: 3105.000% |---| -3073.950% |----| -3073.95000% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows condo project is ineligible due to active litigation against HOA in the amount of $30K. Further details not provided. Zillow search shows an estimated value of $239K. Current UPB $214K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	738
15054801	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,201.41	01/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	664	37.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a UCC lien against the subject property in favor of xx There is a water sewer lien against the subject property in favor of thexx There is a prior IRS lien against the subject borrower xx There is a hospital lien against the borrower in favor of xx There are 3 prior judgments against the borrower in favor of xx The fourth installment of county taxes for the year 2025 is due in the amount of $550.35 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,699.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,016.63 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment hixx
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
According to the collection comment dated 0xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 2.58 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.559%   Tape Value: 2855.900%   Variance: -2827.341%   Variance %: -2827.34100%   Comment: Housing ratio per U/W at 28.559%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -3 (Days)   Variance %:    Comment: Original not doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001000011000000   Tape Value: 000000000000001000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to misrepresentation as the XXX purchased 4 other primary properties between September and December 2021. Elevated for client review. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $527K. Current UPB is $394K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved as OO at 37.26%. Tape shows the subject is NOO due to misrepresentation as the XXX purchased 4 other primary properties between September and December 2021, causing the lender to omit XXX primary housing expense. Further details not provided. XXX defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. XXX1 hxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,560.38. This is an increase fee in the amount of +$1,560.38 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.777% exceeds APR threshold of 4.530% over by +0.247%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			560	Not Applicable
68348373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,242.43	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	714	32.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for the year 2024 have been paid in the amount of $1,242.43 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,378.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,094.52 with an interest rate of 3.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX1 receives social security income. XXX2 has 2.3 years on the job as a manager at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 29.044% Tape Value: 2904.400% |---| -2875.356% |----| -2875.35600% Comment: Housing Ratio Per U/W(Initial Rate) is 29.044% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $303K. Market value of the subject property ($303K) is closest to adjusted sales price ($286K) of comparable #3. Redfin search shows an estimated value of $337K. Current UPB is $226K."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	615
78800634	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,348.93	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	35.304%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual county taxes for 2024 were paid in the amount of $3348.93 on xx/xx/2024.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next payment is due for xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,410.71, which was applied for xx/xx/2025. The current P&I is $2,749.75, and the interest rate is 3.75%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next payment is due for xx/xx/2025. The current UPB is $XXXX.
As per the seller tape, the property is owner-occupied.
No evidence for foreclosure and bankruptcy has been found.
CCs do not show damages.
XXX has 3.16 years on the job as a director of client service with xx.
Additionally, XXX receives retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 18.850% Tape Value: 1885.000% |---| -1866.150% |----| -1866.15000% Comment: Housing ratio per is 18.850% Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $625K. Comp #3 with a sales price of $640K, is closest to the subject property. Zillow search shows an estimated value of $625K. Current UPB is $562K. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2022 reflects the appraisal fee at $550.00. CD dated xx/xx/2022 reflects the appraisal fee at $625.00. This is an increase in fee of +$75.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated onx x."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
36706315	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	700	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
Taxes to follow.
No prior year’s delinquent taxes have been found.
As per payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $1,714.82 (PITI), which was applied on xx/xx/2025. The current P&I is $1,135.00 with an interest rate of 7.50%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the occupancy of the subject property.
The comment dated xx/xx/2025 shows that the reason for the default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Borrower Last Name Loan Value: xx Tape Value: Towns Variance: Variance %: Comment: XXX Last Name not applicable Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the credit report dated xx/xx/2023 was expired as it was more than 120 days at closing. Further details not provided."	* Missing required 1-4 family rider (Lvl 2) "The subject is a 2-family; 1-4 family rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35693241	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,331.53	02/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens found. The 2025 city annual taxes are due in the amount of $3,331.53 on xx/xx/2025. The 2024 city annual taxes were paid in the amount of $1,434.79 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,447.66 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,169.28 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

XXX employment details are not available. The subject loan is NOO and was approved using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: XXXX Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -1 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows a 9.1% variance between the appraised value of $385K and the CDA of $350K, and using the lower CDA value, the LTV would be 82.5% instead of 75%. Further details were not provided. Zillow search shows the estimated value at $235K. Current UPB $286K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Unavailable
65847234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,200.92	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	716	741	48.765%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are two junior mortgages active against the subject in favor of xx. The first junior mortgage was recorded on xx/xx/2024 with instr. # xx. The second junior mortgage was recorded on xx/xx/2024 with instr. xx. The first installment of county taxes for 2024/2025 has been paid in the amount of $2,600.47 on xx/xx/2024. The second installment of county taxes for 2024/2025 is due in the amount of $XX on xx/xx/2025. No prior year's taxes have been found delinquent.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,337.70 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $4,188.02 with an interest rate of 7.625%. the current UPB is $XXXX.	Collections Comments:The present status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the RFD.
 As per the tape data, the subject property is owner-occupied.
No evidence has been found for damage or repairs.
No evidence has been found for bankruptcy and foreclosure.
XXX1 has 1.91 years on the job as a general labor with xx.
XXX2 has 2.08 years on the job as a general labor with xx.
XXX4 has 7.5 years on the job as a housekeeper with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.765% Tape Value: 42.625% |---| 6.140% |----| 6.14000% Comment: Borrower DTI ratio percent is 48.765%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -7 (Days) Variance %: Comment: Original note doc date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the QM APR threshold test. Infinity compliance result shows that the loan failed the QM APR threshold test. The subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed the TILA Post-Consummation Revised Closing Disclosure Finance Charge Test due to the finance charge disclosed on the PCCD as $981,565.75. The calculated finance charge is $981,690.75 for an under-disclosed amount of -$125.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM loan data APR is 8.505%; comparison data APR is 8.290%, and variance APR is +0.215%."
* Missing flood cert (Lvl 3)     "Flood certification is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.547% exceeding the APR threshold of 7.540% by +1.007%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d). The loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 8.547%, exceeding the APR threshold of 7.540% by +1.007%. The subject loan is escrowed. Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.505% exceeds APR threshold of 7.540% over by +0.965%. The subject loan is escrowed. Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 8.505% exceeding APR threshold of 8.290% by +0.215%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47863347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,446.57	02/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	811	Not Applicable	25.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024-25 is paid in the amount of $1,223.30 on xx/xx/2024.
The second installment of county taxes for 2024-25 is due in the amount of $1,223.27 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,417.91 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $2,644.58, and the interest rate is 7.000%. the current UPB is $XXXX.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,417.91 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $2,644.58, and the interest rate is 7.000%. The current UPB is $XXXX.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
XXX xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 25.504% Tape Value: 23.628% |---| 1.876% |----| 1.87600% Comment: Borrower DTI Ratio Percent is 25.504% Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -1 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2024 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 25.5%. Review shows file missing lease agreement, missing 1007 and debt not paid off at closing. File also shows missing gift letter on assets to close. Statements show $182K assets and cash to close $149K. Revised DTI 75.72%. Lender defect. Subject originated 12/9/24 and the 3 year SOL is active. XXX has xx.	* Assets do not meet guidelines (Lvl 3) "The subject loan is NOO and was approved at 25.50%. Tape shows gift funds used on an ineligible property. Bank statements in the file show $182K in assets, and the cash-to-close requirement is $149K. No gift letter or LOE for gift assets was found in the file. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39878603	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,381.17	04/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	800	46.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024-25 was paid in the amount of $4,690.59 on xx/xx/2024.
The second installment of county taxes for 2024-25 is due on xx/xx/2025 in the amount of $4,690.58.
The first and second installments of county taxes for the 2024-25 default are due on xx/xx/2025 and xx/xx/2025 in the amount of $565.31.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,819.11, which applied to the due date of xx/xx/2025. The current P&I is $1,896.20, and the rate of interest is 6.50%. the current UPB is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is not reflected in the latest payment history. The UPB, as per the previous payment history, as of xx/xx/2025, is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
XXX1 has been SE for 9.41 years at xx.
XXX 2 has 1 month on the new job as a medical officer at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| -6 (Days) |----| Comment: Original Note Doc Date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows gift funds were not properly documented. Gift assets of $69K are not supported by a gift letter and evidence of receipt. Bank statements show $761K in assets; the cash-to-close requirement is $454K. Further details not provided. The subject loan originated on xx.
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.46%. Review shows lender miscalculated rental income and the revised DTI is 72.83%. Lender defect. Subject originated xx. XXX1 has xx; XXX 2 was starting xx. Residual income is $2,119. XXX has $583K equity in subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39272047	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,179.89	02/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	13.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	661	44.940%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage was re-recorded on xx/xx/2024 to correct the maturity date to xx/xx/2054.
There are three active prior mortgages against the subject property; the first is in favor of MERS as nominee for xx, which was recorded on xx/xx/2006; the second is in favor of MERS as nominee for xx, which was recorded on xx/xx/2019; and the third prior mortgage is in favor of xx, which was recorded on xx/xx/2020.
There is one active prior civil judgment against the borrower in favor of XX, which was recorded on xx/xx/2020. The amount of judgment is not mentioned in the supporting document.
The first and second installments of county taxes for 2024 were paid in the amount of $5,717.73 on xx/xx/2024 and xx/xx/2024.
The first and second installments of county taxes for 2024 are due in the amount of $6,179.89 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,091.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,091.01 with an interest rate of 13.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property was occupied by the owner. CCs do not show any damage.
XXX1 receives social security and pension income.
XXX2 has 2.66 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD reflects incorrect P&I of $2,126.33 and the note document shows $2,091.01."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $5,801.05 exceeds fees threshold of $5,194.64 over by +$606.41.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,172.05"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $469,040.19. Calculated finance charge is $579,614.91 for an under disclosed amount of -$110,574.72.   TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $469,040.19. Calculated finance charge is $579,579.91 for an under disclosed amount of -$110,539.72.    The loan failed TILA APR Test due to APR calculated 14.327% exceeds APR threshold of 14.174% over by +0.153%.   The loan failed TRID Total of Payments Test due to total of payments charged disclose on final CD as $650,831.67 calculated total of payments of $761,406.39 over by -$110,574.72.  The subject loan is refinance transaction originated on xx/xx/2024, and the 3-year SOL is active.  The subject loan is refinance transaction originated on xx/xx/2024, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,801.05 exceeds fees threshold of $5,194.64 over by +$606.41.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,172.05

Loan fails GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 14.174% exceeds APR threshold of 10.260% over by +3.914%."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan term was incorrect. The loan was initially set up as a 30-year term, and the documents were issued incorrectly as a 25-year term. The subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $181,000.00 with MERS as nominee for XXX with the incorrect maturity date xx/xx/2050. The subject mortgage was re-recorded on xx/xx/2024 to correct the maturity date to xx/xx/2054."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 14.327% exceeding the APR threshold of 10.260% by +4.067%. Subject is a second lien. The first lien is escrowed. Loan failed qualified mortgage APR threshold test due to APR calculated 14.174% exceeds APR threshold of 10.260% over by +3.914%. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 14.174% exceeds APR threshold of 10.260% over by +3.914%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692
42367904	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$2,298.40	$2,300.41	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	44.784%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xx, and the second junior mortgage against the subject property in favor of xx, which originated on xx.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $1,150.21 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $XX on xx/xx/2025.
The 2nd installment of county taxes for 2024-2025 supplemental is due in the amount of $XX on xx/xx/2025.
The 1st installment of county taxes for 2024-2025 supplemental has been delinquent in the amount of $XX on xx/xx/2024 and is good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,532.21 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,849.36 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
XXX has 6.75 years on the job as an Aide with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -184 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 101.403% Tape Value: 52.286% Variance: 49.117% Variance %: 49.11700% Comment: Original CLTV ratio percent is 101.403% Tape Source: Initial Tape Type:	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $873.84."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx/xx/2024 reflects points - loan discount fee at $3,642.62. CD dated xx/xx/2024 reflects points - loan discount fee at $4,246.52. This is an increase in fee of +603.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject condo project does not meet reserves requirement of 10%. Condo questionnaire is missing from the loan file. Current UPB $272K."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
42161975	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,394.95	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	769	49.539%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2025 were paid in the amount of $2,411.41. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,232.23, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,805.57 with an interest rate of 7.125%. the current UPB is $XXXX.	Collections Comments:The current status is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX has been SE for 13.16 years at xx. XXX2 has 4.75 years on the job as a clerk at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $XXXX Tape Value: $5530.64 |---| $-11061.20 |----| -199.99855% Comment: Cash to XXX is $-5530.56. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $9,366.16 exceeding the fees threshold of $7,751.27, over by +$1,614.72.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $7,737.

Loan failed qualified mortgage lending policy points and fees test due to fees charged $9,366.00 exceeds fees threshold of $7,751.28 over by +$1,614.72."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is unsalable as the correction of XXX2 SSN was not updated in the AUS submission prior to the closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
33451632	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	49.290%	First	Final policy	Not Applicable	Not Applicable	10/15/2024	XXXX	Not Applicable	5.990%	XXXX	11/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active liens or judgments have been found. The annual combined taxes for 2022 have been exempted. The annual combined taxes for 2023 have been exempted. The annual combined taxes for 2024 have been exempted.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $2,054.46 which was applied on xx/xx/2025. The current P&I is $1,847.65 with an interest rate of 5.99%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has been SE for 11.08 years at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $1,847.65, and the interest rate is 5.99%, beginning on xx/xx/2024, with a maturity date of xx/xx/2054.	Missing or error on the Rate Lock Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: 95.076% Tape Value: 95.000% |---| 0.076% |----| 0.07600% Comment: Original CLTV Ratio Percent is 95.076% Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.076%   Tape Value: 95.000%   Variance: 0.076%   Variance %: 0.07600%   Comment: Original Standard LTV(OLTV) is 95.076%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment History String Unavailable   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: $XXXX tape value: $XXXX Variance: $-260.00 Variance %: -0.08000% Comment: Sales Price(HUD-1 Line 101) is $XXXX Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for the revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024.

This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is xx/xx/2024, which is after the initial closing disclosure delivery date of xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $960.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $972.56. This is an increase fee in the amount of +$12.56 for charges that cannot increase. A valid COC for the increase in fee is available. COC is not getting tested due to the loan failing TRID delivery and timing tests. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan was modified due to doc drawing error and is unsalable to Fannie Mae/Freddie Mac. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents. The MI certificate provided by the seller is not matching the closing term of the subject loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of $301.40."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766
36634300	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,852.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	719	47.198%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for 2024 are paid in the amount of $9,458.27 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the details of the last payment received. The current P&I is $2,210.16 with an interest rate of 7.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the current occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

XXX has 2.91 years on the job as an administrator with xx.
XXX2 has 4 years on the job as a business development manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.198%   Tape Value: 47.200%   Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -306 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.182%   Tape Value: 58.180%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.182%   Tape Value: 58.180%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows large deposits were not properly sourced. Large deposits of $5,389 and $6K are not sourced. Bank statements in the loan file show $47K in assets, and the cash-to-close requirement is $39K. Further detail not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails QM lending policy points and fees test due to fees charged $10,332.80 exceeds fees threshold of $9,488.57 over by +$844.23.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,800.00
Points - Loan Discount Fee paid by Borrower: $1,532.80"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,332.80 exceeds fees threshold of $9,488.57 over by +$844.23.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,800.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $1,532.80"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 47.19%. Tape shows post-close verification that XXX was employed by a family member. Further details not provided. XXX defect. The subject originated on xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738
36364518	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,558.75	02/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	44.991%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in favor of MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2024 are paid in the amount of $6,296.40 on xx/xx/2024. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,463.48, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,463.48 with an interest rate of 6.875%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information regarding damage/repair to the subject property has been found.
As per tape data, the subject property is occupied by the owner.
XXX has been SE for 1 year at xx. Previously, XXX was SE for 8.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of loan 5 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/3268 Variance: -454510 (Days) Variance %: Comment: Original Appraisal Date xx/xx/2024 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.99%. Tape shows SE income miscalculation as lender used income from a closed business entity. Further details not provided. Lender defect. Revised DTI 66.11%. The subject loan was originated onxx.				Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70097712	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,720.63	02/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	Not Applicable	39.266%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. The 2024 county annual taxes were paid in the amount of $886.00 on xx/xx/2024. The 2024 city annual taxes were paid in the amount of $834.63 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,644.46, which was applied for the due date of xx/xx/2025. The current P&I is $1,477.07 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. No evidence has been found regarding the foreclosure proceedings. As per the PACER report, the borrower has not filed for bankruptcy since loan origination. As per tape data, the subject property is owner-occupied. XXX has 1.25 years on the job as a national recruiting coordinator with xx. XXX has prior employment experience as a mortgage loan officer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Age of loan is 6 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.266%   Tape Value: 36.931%   Variance: 2.335%   Variance %: 2.33500%   Comment: Borrower DTI ratio percent is 39.266%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.750%   Tape Value: 35.416%   Variance: 2.334%   Variance %: 2.33400%   Comment: Housing ratio per U/W (Initial Rate)is 37.750%   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2707   Variance: -249581 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 104.491%   Tape Value: 102.803%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV ratio percent is 98.189%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV (OLTV) is 98.189% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the secondary finance provider on the loan is not HUD approved. Final CD reflects DPA loan of $15K used for down payment. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $238,000.00. Amount of Secondary Lien(s): $ 15,000.00. Loan Amount: xx. CLTV 104.491%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72797937	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,279.83	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	642	647	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st installment of combined taxes for 2024 was paid in the amount of $1,139.95 on xx/xx/2024.
The 2nd installment of combined taxes for 2024-2025 is due in the amount of $1,139.88 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $100.48 which was applied for the due date of xx/xx/2025. The current monthly P&I is $100.48 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
Subject is second lien originated as DPA subordinate financing. ATR not applicable.
 XXX1 has 3.41 years on the job as a underwriter with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 30 Tape Value: 31 |---| -1 |----| -3.22580% Comment: Age of loan is 30. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 45.701%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 23.621%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $1000.00   Variance %: 0.31347%   Comment: As per appraisal.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.107%   Tape Value: 100.418%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.107%   Tape Value: 3.918%   Variance: 98.189%   Variance %: 98.18900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: As per appraisal. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is second lien originated as DPA subordinate financing, and the tape shows the note has P&I terms for repayment. Further details not provided."	* LTV / CLTV > 100% (Lvl 2) "Collateral Value used for Underwriting is $319,000.00. Amount of Secondary Lien(s) is $313,222.00 and current loan amount is xx. LTV is 3.918% and CLTV is 102.107%. Current UPB is $11,019.95."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx" state that the manufactured home with serial #xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11369953	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,905.44	02/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	45.207%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx.
The 1st installment of combined taxes for 2024 was paid in the amount of $952.73 on xx/xx/2024.
The 2nd installment of combined taxes for 2024 was due in the amount of $952.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $114.60 which was applied for the due date of xx/xx/2025. The current monthly P&I is $114.60 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligations.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
Subject is second lien originated as DPA subordinate financing. ATR not applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 20 |---| -2 |----| -10.00000% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   tape value: $XXXX   Variance: $14000.00   Variance %: 3.44827%   Comment: As per appraisal.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.588%   Tape Value: 99.899%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 101.588% Tape Value: 3.399% Variance: 98.189% Variance %: 98.18900% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is second lien originated as DPA subordinate financing, and the tape shows the note has P&I interest terms for repayment. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $12,838.15."	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting is $406,000.00. The amount of the secondary lien is $13,800.00. The superior loan amount is xx . LTV is 3.399%, and CLTV is 101.588%. Current UPB is $12K."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75413047	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,125.69	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	3.000%	12	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	724	753	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st installment of combined taxes for 2024 was paid in the amount of $1,062.86 on xx/xx/2024.
The 2nd installment of combined taxes for 2024 is due in the total amount of $1,062.83 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $106.38, which was applied for the due date of xx/xx/2025. The current monthly interest payment is $106.38 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $XXXX.
The note consists of 11 months of interest-only payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
ATR could not be determined on the loan as 1008, AUS and loan approval is missing from the loan documents.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 17 |---| -1 |----| -5.88235% Comment: Age of Loan 16 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 49.360%   Variance:    Variance %:    Comment: XXX DTI Ratio percent unavailable   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 49.360%   Variance:    Variance %:    Comment: Housing Ratio per U/W unavailable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 12   Tape Value: 60   Variance: -48   Variance %: -80.00000%   Comment: Loan Original Maturity Term Months 12   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.071%   Tape Value: 10.012%   Variance: 59.059%   Variance %: 59.05900%   Comment: Original Standard LTV Not applicable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Not Applicable   Tape Value: $106.38   Variance:    Variance %:    Comment: Original Stated P&I Not applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2028   Variance: -1522 (Days)   Variance %:    Comment: Stated Maturity Date xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: -4   Tape Value: 46   Variance: -50   Variance %: -108.69565%   Comment: Stated Remaining Term 10   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property Type Manufactured Housing Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is second lien originated as subordinate financing, and the tape shows the note has interest only terms for repayment. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in the UT which is located at xx, reflecting that the home is affixed permanently to the land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99566811	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,260.82	02/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	51.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior civil judgment found against the borrower in favor of XX in the amount of $11,665.70 which was recorded on xx/xx/2023. The 2024 county annual taxes were paid in the amount of $2,170.39 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,871.91, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,446.94 with an interest rate of 7.13%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
 The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
 No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
XXX has 3.66 years on the job as a planning director with the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan cannot be sold and possibly refinance it in 6 months. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $2,246.87."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			598
5717614	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,236.06	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	48.560%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx. No active judgments or liens have been found. Annual county taxes for 2024 are paid in the amount of $2,146.62 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $927.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $592.25 with an interest rate of 7.375%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No bankruptcy details have been found. As per tape data, the subject property is occupied by the owner. No damage or repairs have been found. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 335 Tape Value: 339 Variance: -4 Variance %: -1.17994% Comment: Stated remaining term is 335. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.56%. Tape shows XXX was not employed at closing. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX has xx * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
17315522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,232.40	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	737	771	49.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $6,260.24 on xx/xx/2024, xx/xx/2024 and xx/xx/2024. The 4th installment of county taxes for 2024 is due in the total amount of $2,232.40 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,021.87 which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,021.87 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. The reason for default is not available. Unable to determine the occupancy of the subject property. No evidence has been found regarding the foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. XXX1 receives xx. XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Revised LE dated xx/xx/2023 reflects Points - Loan Discount Fee at $2,300.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $2,875.00. This is an increase fee in the amount of +$575.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is Refinance, originated on xx/xx/2023, and the 3-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.96%. Tape shows rental income and VA benefits miscalculation. Further details not provided. Revised DTI is 55.15%. Lender defect. The subject loan originated on xx. XXX1 receives xx. Based on the PH, exception downgraded to level 2."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Unavailable
3221629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,749.13	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	664	44.554%	First	Short Form Policy	Not Applicable	Not Applicable	04/11/2022	XXXX	Not Applicable	4.500%	XXXX	05/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active PACE lien against the subject property in favor of xx. There is an active code enforcement lien against the subject property in favor of xx. The annual county taxes for 2024 have been paid in the amount of $5,749.13 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,491.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $642.03 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

XXX1 has xx.
 XXX2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2022. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $642.03 with an interest rate of 4.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2062.	Appraisal (Incomplete) Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 480 Variance: -120 Variance %: -25.00000% Comment: Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: $XXXX Tape Value: $642.03 Variance: $26.79 Variance %: 4.17270% Comment: Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 447 Tape Value: 450 Variance: -3 Variance %: -0.66666% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the file is as-is. The improvement section of the appraisal report shows that both the interior and exterior walls need to be repainted, and utilities were not connected. The estimated cost to cure the repairs is $4,000. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "As per seller’s tape data, the loan modification was recorded on xx/xx/2022. As per PH as of xx/xx/2024, this loan is now current.""	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.55%. Tape shows XXX was not employed at closing. Further details not provided. XXX defect. The subject loan originated on xx, and the 3-year SOL has expired. XXX1 has xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.55%, as the borrower’s income is $4,073.85 and total expenses are in the amount of $1,815.08, and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 44.55%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			517	Not Applicable
51725725	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,401.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	42.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $5,184.96 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the review of the payment history tape data as of xx/xx/2025, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2024. We are unable to determine the last payment received date. The current P&I is $1,171.94 with an interest rate of 3.500%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the review of the payment history tape data as of xx/xx/2025, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is $XXXX.
The loan was modified on xx/xx/2024.
As per the collection comment dated xx/xx/2024, the RFD was the borrower's income was impacted by hurricane.
As per the collection comment dated xx/xx/2023, the short-term FB plan was accepted by the borrower on xx/xx/2023 for the amount of $722.50. Further details are not provided.
As per the collection comment dated xx/xx/2024, the borrower was on FB plan that started on xx/xx/2025 to xx/xx/2025. Further details are not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy and current condition of the subject property.
XXX has 8.41 years on the job as a custodian with xx.
XXX2 received SSA and pension.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.26%. The tape shows a base, SSI, and rental income miscalculation. The revised DTI is 47.50%. Further details not provided. Lender defect. The subject loan originated on xx. XXX has xx * Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2021 reflects cash to in the amount of $2,711.51."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	686
33416801	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,794.50	02/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	752	28.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $3,794.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,684.44, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,059.21 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,059.21 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XXXX.
The reason for the default is not available in the latest servicing comments.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX1 has 17.25 years on the job as a C162 able seaman with xx.
XXX2 has received rental income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape indicates that the property is NOO due to misrepresentation as XXX never occupied the subject property. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the Mortgage/Deed of Trust is xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 28.58%. Tape shows the subject is NOO due to misrepresentation as XXX never occupied the subject property, causing the lender to omit XXX's primary housing expense. Further details not provided. XXX defect. The subject loan originated on xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2022 reflects a credit report fee at $95.00. CD dated xx/xx/2022 reflects a credit report fee at $103.96. This is an increase in fee of $8.96 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.The subject loan is a purchase, originated on xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable
41808420	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,663.46	02/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	717	49.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx. There is a prior civil judgment against the borrower "xx" in favor of xx, assignee of xx, which was recorded on xx/xx/2019. Annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $4,523.56. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,646.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,041.58 with an interest rate of 6.50%. the current UPB is $XXXX. Due dates are advance from xx/xx/2023 to xx/xx/2024.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
The comment dated xx/xx/2024 shows that the borrower's income has been impacted due to COVID-19. Further details not found.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per tape data, the subject property is occupied by the owner.
The comment dated xx/xx/2024 shows that the RFD is an excessive obligation.
XXX1 has 4.25 years on the job as a speech language pathologist with the xx.
XXX2 has been SE for 3.25 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49%. Tape shows the file lacked required documentation from the XXX to cure the repurchase demand. The Lender included income that was not documented and the revised DTI is 55.82%. Lender defect. Subject loan originated xx.		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	631
18970083	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$315.54	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	772	24.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $248.22 on xx/xx/2024.
The annual installment of city taxes for 2024 was paid in the amount of $67.15 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $880.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $581.58 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2024, there is a payment-related dispute that has been found. The borrower stated that he made the payments to the previous servicer via autopay from Nov-2023 to Feb-2024. As per the collection comment dated xx/xx/2024, the borrower requested the servicer that no late fees be charged to him and that it not impact his credit report. Unable to determine whether the dispute matter has been resolved.
As per the collection comment dated xx/xx/2024, the RFD was an excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
XXX1 has 3.41 years on the job as an office manager atxx.
XXX2 has 3.5 years on the job as an IT analyst at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing DU/GUS/AUS Mortgage Insurance Note	Field: Application Date (Baseline script version) Loan Value: xx/xx/2022 Tape Value: xx/xx/2025 |---| -1059 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 24.982% Tape Value: 22.924% Variance: 2.058% Variance %: 2.05800% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The loan was originated on xx/xx/2022 with the loan amount of $120,000.00. The copy of the note is available at "xx"; the signature is not executed by XXX."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed CD. CE was tested based on seller provided unexecuted CD at closing."
* Property Marketability Issues (Lvl 3) "The tape shows defects as appraisal adjustments, and the appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $125K. Comp #1, with a sales price of $120K, is closest to the subject property. Zillow search shows an estimated value of $163K. Current UPB is $95K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,273.00. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,850.00. This is an increase in fee of +$577.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,400.00 exceed fees threshold of $3,440.92 over by +$959.08.
The following fees were included in the test:
Administration Fee paid by Borrower: $450.00
Funding, Wire, or Disbursement Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $2,850.00
Processing Fee paid by Borrower: $100.00
Underwriting Fee paid by Borrower: $500.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $4,400.00 exceed fees threshold of $3,440.92 over by +$959.08.
The following fees were included in the test:
Administration Fee paid by Borrower: $450.00
Funding, Wire, or Disbursement Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $2,850.00
Processing Fee paid by Borrower: $100.00
Underwriting Fee paid by Borrower: $500.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
																																																																																								* Missing DU/GUS/AUS as required by guidelines (Lvl 2) "AUS report is missing from the loan documents. Available copy of AUS shows incorrect details of hazard insurance, taxes and mortgage insurance."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7676101	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$774.90	02/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.874%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	31.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $794.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,547.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $634.70 with an interest rate of 2.874%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 4.91 years on the job as a warehouse manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2021 Tape Value: xx/xx/2025 |---| -1262 (Days) |----| Comment: Application date is xx/xx/2021. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows appraisal adjustments. The subject closed without an appraisal. The PIW disclosure is available in the loan documents. Further details not provided. Zillow search shows an estimated value of $258K. The current UPB is $141K."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the QM lending policy points and fees test due to fees charged of $4,820.00 exceeds fees threshold of $4,529.19 over by +$290.81. The below fees were included in the test: Mortgage Broker Fee (Indirect) $3,825.00 Underwriting Fee paid by Borrower: $995.00"
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $4,820.00 exceeds fees threshold of $4,529.19 over by +$290.81. The below fees were included in the test: Mortgage Broker Fee (Indirect) $3,825.00 Underwriting Fee paid by Borrower: $995.00"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67166179	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,096.76	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	712	34.037%	First	Final policy	Not Applicable	Not Applicable	03/XX/2024	XXXX	Not Applicable	3.625%	XXXX	04/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $2,096.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,074.18 which was applied for the due date of xx/xx/2025. The current monthly P&I is $531.31 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2023, the reason for default is COVID-19.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2024.
No information has been found regarding the forbearance plan.
As per the servicing comment dated xx/xx/2023, the property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.

XXX1 has 9 months on the job as a construction worker with xx. XXX1 has prior employment experience as a construction worker with xx., between xx/xx/2014 and xx/xx/2016 for 2 years. XXX2 employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2024 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $531.31 with a modified interest rate of 3.625% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2046.	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2017 Tape Value: xx/xx/1905 |---| 40979 (Days) |----| Comment: Application Date (Baseline Script Version) is xx/xx/2017. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower #2 Middle Name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.037%   Tape Value: 45.000%   Variance: -10.963%   Variance %: -10.96300%   Comment: Borrower DTI Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $-2000.00   Variance %: -1.62601%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.603%   Tape Value: 82.000%   Variance: 5.603%   Variance %: 5.60300%   Comment: Original CLTV Ratio Percent is 86.179%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: 17 (Days)   Variance %:    Comment: Original Note Doc Date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 87.603%   Tape Value: 82.000%   Variance: 5.603%   Variance %: 5.60300%   Comment: Original Standard LTV (OLTV) is 86.179%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-2000.00   Variance %: -1.62601%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2046 Tape Value: xx/xx/2032 Variance: 5083 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2046. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows defects as appraisal adjustments, and the appraisal report is missing from the loan documents. Further details not provided. Zillow search shows an estimated value of $184K. The current UPB is $95K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2017 reflects the sum of Section C fees and Recording fee at $2,187.00. CD dated xx/xx/2017 reflects the sum of Section C and Recording fee at $200.00. This is a cumulative increase of $1,967.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2017 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67105012	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,400.03	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	673	Not Applicable	37.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 was paid in the amount of $1,400.03 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of PITI $659.06, which was applied to the due date of xx/xx/2025. The current P&I is $442.54 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2023, there is a payment-related dispute that has been found. Unable to determine whether the dispute matter has been resolved.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner.
 As per the collection comment dated xx/xx/2025, the subject property was damaged on xx/xx/2024. Unable to determine the estimated cost of repairs. The insurance claim was filed by the borrower, and the approximate claim amount was $9,082.05. The borrower received the loss draft check in the amount of $9,082.00 on xx/xx/2025. As per the collection comment dated xx/xx/2025, another check was received in the amount of $874.48 on xx/xx/2025. As per the collection comment dated xx/xx/2025, the claim was closed.
XXX has 22 years on the job as a forklift operator at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx/xx/2021 Tape Value: xx/xx/2025 |---| -1436 (Days) |----| Comment: Application Date is xx/xx/2021 Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 37.633% Tape Value: 48.583% Variance: -10.950% Variance %: -10.95000% Comment: Borrower DTI Ratio Percent is 37.633% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 37.63%. Tape shows undisclosed debt. Revised DTI is 48.58%. Further details not provided. XXX defect. The subject loan originated on xx.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $525.00. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $840.00.
Loan estimate dated xx/xx/2021 does not reflect Rate Lock Extension Fee. CD dated xx/xx/2021 reflects Rate Lock Extension Fee at $140.00.
This is a cumulative increase in fee of $455.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,956.53	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66390487	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,026.14	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	49.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2024 were paid in the amount of $2,689.84. The first and second installments of county taxes for 2025 are due in the amount of $3,026.14. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,093.33, which was applied to the due date of xx/xx/2025. The unpaid principal balance is $XXXX. The current P&I is $1,693.85, and the interest rate is 6.750%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is $XXXX. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
XXX was approved using an offer letter as a general manager with XXXX starting on xx/xx/2024. Previously, XXX had 1.58 years on the job as a waiter with xx. Prior to that, XXX had 6.50 years on the job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 49.172% Tape Value: 78.000% |---| -28.828% |----| -28.82800% Comment: Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.17%. Tape shows income and employment was not properly documented. Revised DTI is 78%. Further details not provided. Lender defect. The subject loan originated on xx.	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject is a purchase case originated on xx/xx/2024, and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "SSPL is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41524238	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	Yes	792	Not Applicable	42.212%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op. As per the review of the updated title report dated xx/xx/2025 , the subject mortgage was originated on xx. No active judgments or liens were found. The annual installments of county taxes for 2024 have been exempt. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,317.59 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,317.59 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. Unable to determine the occupancy of the subject property. No evidence has been found regarding the foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. XXX has 5.5 years on the job as an X-ray technician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI cert.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2025 Variance: -366 (Days) Variance %: Comment: Interest paid through date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable		* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2054. As per the lease agreement located at “xx,” the ground lease is held by xx, and the leasehold expires on xx/xx/2080."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26157806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$2,620.54	$10,100.45	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	747	Not Applicable	47.600%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $4,930.77 on xx/xx/2024 and xx/xx/2024.
The 3rd installment of county taxes for 2025 is delinquent in the total amount of $2,620.54, which is good through xx/xx/2025.
The 4th installment of county taxes for 2025 is due in the total amount of $2,584.83 on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,968.96 which was applied for the due date of xx/xx/2025. The current monthly P&I is $5,389.75 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has been SE for 3.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.600% Tape Value: 62.000% |---| -14.400% |----| -14.40000% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1225000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.60%. Tape shows undisclosed debt. Revised DTI is 62%. Further details not provided. XXX defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX has been SE for 3.91 years at Judith Otter Nonprofit 360, FICO 747, 0X30 since inception, $431K equity in the subject and $6,598 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66006515	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,395.61	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	47.826%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx.
No active judgments or liens have been found.
The 4th installment of county taxes for 2025 is due in the amount of $1,464.25 on xx/xx/2025.
Annual utilities taxes of 2025 have been delinquent in the amount of $392.55, which was good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,582.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,720.14 with an interest rate of 7.12500%. The current UPB reflected as per the payment history is $XXXX.
Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has 6.16 years on the job as a firefighter at the City of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 47.826% Tape Value: 64.630% |---| -16.804% |----| -16.80400% Comment: Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.82%. Tape shows rental income miscalculation and undisclosed debt. Revised DTI is 64.63%. Further details not provided. Lender defect. The subject loan originated on xx.	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as initial CD is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10143293	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,346.71	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	42.271%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 02 active prior mortgages against the subject property that were recorded prior to the subject mortgage. The first prior mortgage was recorded on xx. The second prior mortgage was recorded on xx.
No active judgments or liens were found.
The 4th installment of county taxes for 2025 is due in the total amount of $1,587.22 on xx/xx/2025.
The 1st, 2nd, and 3rd installments of county taxes for 2025 were paid in the total amount of $4,759.49 on different dates.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $544.45, which was applied for the due date of xx/xx/2025. The current monthly P&I is $544.45 with an interest rate of 3.00%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
XXX has 5.25 years on the job as a biologist with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx. Tape Value:xx |---| |----| Comment: XXX#1 middle name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 17.925%   Tape Value: 43.963%   Variance: -26.038%   Variance %: -26.03800%   Comment: Original CLTV at 17.925%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 17.925%   Tape Value: 5.283%   Variance: 12.642%   Variance %: 12.64200%   Comment: Original LTV at 17.925%   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $70000.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $98.00. This is an increase fee in the amount of +$98.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows certificate of insurance reflecting specific location of premises/description of property with loss payee's/certificate holder to the first and 2nd lien lenders for this borrower is missing from the loan file. XXX has HO-6 policy. Further details are not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73822687	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/04/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens and judgments have been found.
Annual combined taxes for 2023 and 2024 were exempted.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,057.54, which applied to the due date xx/xx/2025. The current P&I is $815.58 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $XXXX. PH shows a bulk payment in the amount of $6,127.65 in Aug-2023, which applied to the due dates from xx/xx/2023 to xx/xx/2023. As per the seller's response, the payment was a trustee suspense fund applied to 5 contractual payments.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the RFD.
The foreclosure was xx.
As per the seller’s tape data, the subject property was occupied by the owner.
As per the comment dated xx/xx/2025, the subject property was damaged. Unable to determine the estimated cost of repairs. The check was received in the amount of $3,068.00. Unable to determine the current condition and status of the repairs from the servicing comments.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:The foreclosure was initiated in xx. The foreclosure sale date was scheduled for xx. The collection comment dated xx/xx/2018 shows the foreclosure was cancelled due to bankruptcy, which was filed on xx.
Bankruptcy Comments:According to the PACER, the borrower, xx.	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 113 Tape Value: 112 |---| 1 |----| 0.89285% Comment: Age of Loan is 113. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.746%   Tape Value: 89.750%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV Ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 89.746% Tape Value: 89.750% Variance: -0.004% Variance %: -0.00400% Comment: Original Standard LTV (OLTV) is Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows active BK with post petition payment of xx/xx/2022. According to the PACER, the borrower Leola Irene Carden filed bankruptcy under xx.	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54564557	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,907.70	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.750%	180	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	765	739	46.273%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated onxx.
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $1,831.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,857.60 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,124.88 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found regarding the damages..
As per tape, the subject property is owner-occupied.

XXX1 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan cannot be pooled as the subject is a 15-year cash-out refinance. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Foreclosure Rescission Finance charge of $44,227.16 exceeds Disclosed Finance charge of $44,433.07 over by -$205.91. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed TILA Finance Charge test due to Calculated Finance charge of $44,227.16 exceeds Disclosed Finance charge of $44,468.07 over by -$240.91. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report located at xx the subject property is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx  state that the manufactured home with serial xx has been affixed to the permanent foundation."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.27%, as the borrowers’ income is $5,988.36, and total expenses are in the amount of $2,770.97. The loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 46.27%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98464666	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,514.41	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	42.505%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 2 active prior mortgages against the subject property. The first prior mortgage was recorded on xx.
The second prior mortgage was recorded on xx.
The 2024 annual combined taxes were paid in the amount of $3,514.41 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $602.72, which was applied for the due date of xx/xx/2025. The current monthly P&I is $602.72 with an interest rate of 9.375%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX has 3.25 years on the job as a maintenance manager with xx. Additionally, XXX receives social security, VA benefits and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.50%. Tape shows the lender did not obtain supporting documents for SSI and VA benefit & pension income. Further details not provided. Lender defect. The subject loan originated on xx.	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect appraisal review fee. CD dated xx/xx/2024 reflects appraisal review fee at $19.50. This is an increase in fee of +$19.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																							Subject loan originated on xx and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2024. Note date is xx/xx/2024."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4179544	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,770.74	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	803	Not Applicable	49.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the amount of $2,785.40 on different dates.
The 4th installment of county taxes for 2024 is due in the amount of $985.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,707.85 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,194.82 with an interest rate of 5.990%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per tape data, the subject property is occupied by the owner.
No damage or repairs have been found.
XXX has 5.25 years on the job as an escrow specialist at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11 Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Current Value is not applicable Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan approved under the affordable housing program, and the homeownership education certificate was not documented. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,521.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,678.00. This is a cumulative increase of +$4.90 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with Serial xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1917425	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,367.92	02/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	776	40.490%	First	Final policy	Not Applicable	Not Applicable	11/14/2024	XXXX	Not Applicable	7.125%	XXXX	11/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the amount of $13,823.46.
The first and second installments of county taxes for 2025 were due in the amount of $12,367.92 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 3,823.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,591.52 with an interest rate of 7.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan was modified between the borrower and lender on xx/xx/2024.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX has 26.66 years on the job as a captain at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx/xx/2024. As per this modification agreement, the new principal balance is $XXXX, and the borrower promised to pay principal and interest in the amount of $2,591.52 at a rate of 7.125% starting on xx/xx/2024. According to this agreement, the new maturity date will be xx/xx/2054.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance ease exception. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Appraisal Fee at $1,000.00. CD dated xx/xx/2024 reflects Appraisal Fee at $1,170.00.
Loan estimate dated xx/xx/2024 reflects Third Party Verification Fee at $100.00. CD dated xx/xx/2024 reflects Third Party Verification Fee at $132.05.
This is a cumulative increase in fee of $202.05 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.49%. Tape shows the lease the XXX submitted on departing REO was not valid. XXX sold departing residence after closing on subject. XXX defect. The subject loan originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99592601	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,040.38	02/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	781	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024 was paid in the amount of $520.19.
The second installment of county taxes for 2024 is due in the amount of $520.19 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $473.38 and PITI is $802.84. The UPB is $XXXX. The PH shows a large transaction of principal curtailment payments of $7,723.21 on 9/2023 and $13,861.32 on 10/2023. The collection comments dated xx/xx/2023 and xx/xx/2023 show these are borrower payments.
Collections Comments:
The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date for payment is xx/xx/2025. The UPB is $XXXX.
As per tape data, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: 56 Tape Value: 57 |---| -1 |----| -1.75438% Comment: Age of Loan is 56. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance %: Comment: Mortgage Type is FHA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape data, the loan has a delinquent pay history and bankruptcy proceedings. According to the payment history as of xx/xx/2025, the borrower is current with the loan and was approved as streamline refinance. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. As per the PACER report, the borrower has not filed for bankruptcy since loan origination."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Tape and review of the file show homeownership counseling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Tape and review of the file show the initial LE is missing from the loan documents. Acknowledgment of receipt of LE is available in the file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61991719	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$975.38	02/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	756	753	43.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $975.38 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,113.91, which was applied for the due date of xx/xx/2025. The current monthly P&I is $958.51 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $958.51 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

XXX1 has xx.
  XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails QM lending policy points and fees test due to fees charged $4,018.35 exceeds fees threshold of $3,914.00 over by +$104.35.  The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,018.35"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects points - loan discount fee at $3,593.00. CD dated xx/xx/2024 reflects points - loan discount fee at $4,018.35. This is an increase in fee of $425.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case originated on 0xx/xx/2024, and 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,018.35 exceeds fees threshold of $3,914.00 over by +$104.35.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,018.35"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved with an LTV of 77.77% that exceeds the LTV threshold of 65% for a cash-out refinance secured by a manufactured home. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at 8102035979_THORNE_Closed Loan Package_page#136, the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # DHIN43828F has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37495224	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,497.22	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	773	29.230%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx, which originated on xx.
The annual county taxes for 2024 were paid in the amount of $2,226.52 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $1,270.70 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $384.46 which was applied for the due date of xx/xx/2025. The current monthly P&I is $384.46 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The reason for default is unable to be determined.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.

XXX1 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed delivery and timing test for initial LE as the lender did not deliver initial LE via other means than electronic delivery since the XXX did not give eConsent within 3 business days from application. Infinity compliance result shows the loan failed the delivery and timing test for the initial LE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed initial LE delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024.

This loan failed the TRID rate lock disclosure delivery date test. A disclosure advising of the revised terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57039300	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$824.88	02/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	26.579%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st installment of combined taxes for 2024 was paid in the amount of $412.44 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the total amount of $412.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $238.69, which was applied for the due date of xx/xx/2025. The current monthly P&I is $238.69 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $238.69 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information has been found regarding the forbearance plan.
As per the tape data, the property is owner-occupied.

XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a TRID violation on the subject loan as the CD was not provided to the XXX at least 3 business days prior to closing. Infinity compliance result shows the loan has passed the TRID delivery and timing test. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26811083	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,318.76	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	42.582%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $4,909.60 on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of $5,318.76 on xx/xx/2025 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $788.05, which was applied for the due date of xx/xx/2025. The current monthly P&I is $788.05 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
XXX has xx. Additionally, XXX receives pension and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a TRID violation on the subject loan as the CD was not provided to the XXX at least 3 business days prior to closing. Infinity compliance result shows the TRID delivery and timing test was not performed as the initial CD is missing. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7493063	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,054.00	02/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	44.978%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of MERS as nominee for xx.
There is a prior UCC lien found against the subject property in favor of xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 were paid in the total amount of $7,702.87 on xx/xx/2024, xx/xx/2024, xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $472.67 which was applied for the due date of xx/xx/2025. The current monthly P&I is $472.67 with an interest rate of 8.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.

XXX receivesxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and infinity compliance result shows the loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period as the APR became inaccurate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fee charged to the borrower;
Automated Valuation Modify paid by Borrower: $12.00"
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5537174	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,566.14	02/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one active prior mortgage against the subject property that originated on xx. As per the subordination agreement dated xx/xx/2022, the prior mortgage was subordinated to the subject mortgage.
The annual combined taxes for 2024 were paid in the amount of $1,566.14 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $962.65(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $424.22 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 38 Tape Value: 39 |---| -1 |----| -2.56410% Comment: Age of Loan is 38 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: MI Company FHA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.011%   Tape Value: 78.560%   Variance: 24.451%   Variance %: 24.45100%   Comment: Original CLTV Ratio Percent is 103.011%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.934%   Tape Value: 78.560%   Variance: 1.374%   Variance %: 1.37400%   Comment: Original Standard LTV (OLTV) is 79.934%   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited cash out (GSE definition Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is FHA streamline refinance, and the tape shows the case number is not valid at closing. Further details not provided."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35159510	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.760%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	772	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $4,843.97 on xx/xx/2024 and xx/xx/2024. The annual water charges for 2024 are delinquent in the amount of $356.62, which were good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,000.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,359.63 with an interest rate of 8.760%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of family member.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: XXXX   Tape Value: 1.07   Variance: -0.01   Variance %: -0.93457%   Comment: As per the document Debt service coverage ratio Unavailable.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/1900   Variance: 45506 (Days)   Variance %:    Comment: As per the document first rate change date xx/xx/2024 but tape shows 0xx/xx/1900.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: As per the document interest paid through date Not applicable.   Tape Source: Initial   Tape Type:
Field: Max Downward Rate Change at First Adjustment   Loan Value: 0.000%   Tape Value: 6.760%   Variance: -6.760%   Variance %: -6.76000%   Comment: As per the document max downward rate change at first adjustment 0.000% but the tape shows 6.760%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.000%   Tape Value: 73.234%   Variance: 6.766%   Variance %: 6.76600%   Comment: As per the document original Standard LTV 80.000% but tape shows 73.234%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 73.234%   Variance: 6.766%   Variance %: 6.76600%   Comment: As per the document original Standard LTV 80.000% but tape shows 73.234%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1359.63   Variance: $-216.93   Variance %: -15.95507%   Comment: As per the document, the original stated P&I was $1,142.70, but the tape shows $1,359.63.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: XXXX   Tape Value: 010000000000011100100000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Initial Cap Percent Loan Value: 2.000% Tape Value: 11.760% Variance: -9.760% Variance %: -9.76000% Comment: As per the document rate adjustment initial cap percent 2.000% but tape shows 11.760%. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
76510527	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,490.00	02/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.410%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	670	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual combined taxes for 2024 have been paid in the amount of $2,490.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower has been delinquent for 3 months on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $859.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.00 with an interest rate of 8.410%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
As per the review of payment history as of xx/xx/2025, the borrower has been delinquent for 3 months on the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for default.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and closed as no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/1900   Variance: 46212 (Days)   Variance %:    Comment: As per the document, the first rate change date is xx/xx/2026, but the tape shows xx/xx/1900.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Max Downward Rate Change at First Adjustment   Loan Value: 0.000%   Tape Value: 8.410%   Variance: -8.410%   Variance %: -8.41000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -6 (Days)   Variance %:    Comment: As per the document, the original appraisal date is xx/xx/2019, but the tape shows xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.000%   Tape Value: 61.682%   Variance: 3.318%   Variance %: 3.31800%   Comment: As per the document, the original CLTV ratio is 65.000%, but the tape shows 61.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 61.682%   Variance: 3.318%   Variance %: 3.31800%   Comment: As per the document, the original standard LTV is 65.000%, but the tape shows 61.682%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMM000000010000000000000   Tape Value: 000000000000000001000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Initial Cap Percent Loan Value: 2.000% Tape Value: 13.410% Variance: -11.410% Variance %: -11.41000% Comment: As per the document, the rate adjustment initial cap percent is 2.000%, but the tape shows 13.410%. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Settlement statement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			568	Not Applicable
5559715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$4,896.67	03/03/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	42.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $4,896.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,815.98 which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,988.42 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2025, the subject property is owner occupied.
As per servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. xx. No further details provided.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has 5 months on the job as an executive assistant at xx. Additionally, XXX has 3.16 years on the second job as an executive assistant at xx.
Foreclosure Comments:As per servicing comment dated xx/xx/2024, the foreclosure was initiated in xx . No further details provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 39 Tape Value: 41 |---| -2 |----| -4.87804% Comment: 39 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1482000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape data, seller issue shows loan was prior 12 months delinquent, now loan is current. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,097,895.53."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Rate Lock Fee. Final CD dated xx/xx/2021 reflects Rate Lock Fee at $1,479.00. This is an increase in fee of +$1,479.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23726603	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,386.10	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.825%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	788	41.825%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 were paid in the amount of $7,386.10.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $6,160.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,060.43 with an interest rate of 6.825%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $6,160.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,060.43 with an interest rate of 6.825%. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX1 has 1.66 years on the job as an associate director of membership services at xx. XXX1 has prior employment experience as an associate director of membership service with xx for 1.91 years.  XXX2 has xx. Previously, XXX2 was xx, and prior to that, XXX2 had xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.825%   Tape Value: 44.000%   Variance: -2.175%   Variance %: -2.17500%   Comment: DTI is 41.825%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.461%   Tape Value: 36.419%   Variance: 0.042%   Variance %: 0.04200%   Comment: Housing ratio at 36.461%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -3 (Days) Variance %: Comment: Note date reflects xx/xx/2024. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.82%. Tape shows XXX misrepresented the lease on REO property. Revised DTI is over 50%. Further details not provided. XXX defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88907182	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$515.40	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.900%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	46.595%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $515.40 on xx/xx/2024.
The water charges are due in the total amount of $53.93 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,954.50 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,439.49 with an interest rate of 6.900%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Current value is not applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflect Points - Loan Discount Fee at $3,849.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,149.65. This is an increase in fee of +$300.65 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.59%. Tape shows XXX changed their employment prior to closing. Revised DTI is 99%. Further details not provided. XXX defect. The subject loan originated on xx
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $1,727.63."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64135473	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,307.73	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	775	Not Applicable	49.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $4,307.73 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,914.41 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,093.59 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: $XXXX tape value: $XXXX Variance: $10000.00 Variance %: 2.85714% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and engineering inspection report shows the need for installing a guardrail system on both sides of the stairs, and diagonal bracing is required to brace against winds or seismic events. 1004D or an inspection report verifying the completion of suggested repairs is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as initial CD is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan file."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation attached to the recorded mortgage located at xx reflects that the home is affixed permanently to the land with serial no. xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74156230	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,200.70	03/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	44.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $5,925.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,973.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,185.21 with an interest rate of 7.750%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the RFD was FEMA disaster.
As per the comment dated xx/xx/2024, the subject property was damaged due to a hurricane. No comments have been found regarding the type of damages, estimated cost of repairs, and repair completion.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
XXX has beenxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000112100 Tape Value: 011210000XXX Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24510853	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,228.22	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	667	662	41.941%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,228.22 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,749.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,350.27 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 receives social security income.
XXX2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is No.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.786%   Tape Value: 78.414%   Variance: 1.372%   Variance %: 1.37200%   Comment: Original CLTV Ratio Percent is 79.786%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.786%   Tape Value: 78.414%   Variance: 1.372%   Variance %: 1.37200%   Comment: Original Standard LTV (CLTV) is 79.786%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 000000000XXX Variance: Variance %: Comment: Payment History String is 000000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $9,801.21 exceeds fees threshold of $6,638.65 over by +$3,162.56.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $6,362.92
Points - Loan Discount Fee paid by Borrower: $3,438.29"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $2,217.00 CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $2,950.00. This is a cumulative increase of +$511.30 for charges that in total cannot increase more than 10% test. Valid COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,801.21 exceeds fees threshold of $6,638.65 over by +$3,162.56.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $6,362.92
Points - Loan Discount Fee paid by Borrower: $3,438.29"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan does not meet the seasoning requirement of property ownership for a minimum of 12 months for cash-out refinance. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report xx/xx/2024, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with VIN#xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61476715	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,660.62	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	47.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior state tax lien in favor of the xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
The first installment of county taxes for 2024 has been paid in the amount of $4,330.32 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $4,330.30 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,820.13(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,862.82 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $XXXX.
PH shows an additional payment of principal curtailment every month. CC shows the same amount paid by XXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 0000000XXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,250.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,265.00.
Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Mortgage Broker Fee at $14,063.00. CD dated xx/xx/2024 reflects Mortgage Broker Fee at $14,156.25.
Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Credit Report Fee. CD dated xx/xx/2024 reflects Credit Report Fee at $24.00.

This is a cumulative increase in fee of $132.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that are in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $6,837.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $4,350.00. This is a cumulative increase of $2,494.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of file shows XXX is not a US citizen as the DL and SSN card shows XXX is on a temporary work visa. Visa and passport are missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16388502	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Other	XXX	$0.00	$2,669.92	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	14.599%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	673	658	49.994%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
There is an HOA lien found against the subject property in favor of xx.
There are 2 prior hospital liens found against the borrower in the total amount of $2,219.30 filed by different plaintiffs & recorded on xx/xx/2006 & xx/xx/2007.
The 1st and 2nd installments of borough taxes for 2024 were paid in the total amount of $2,669.92 on xx/xx/2025 and xx/xx/2024.
The annual water charges for 2025 have been due in the amount of $164.62 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $456.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $456.00 with an interest rate of 14.599%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $456.00 with an interest rate of 14.599%. The current UPB reflected as per the payment history is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
XXX1 receives xx.
XXX2 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.771%   Tape Value: 77.414%   Variance: 4.357%   Variance %: 4.35700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.771%   Tape Value: 19.271%   Variance: 62.500%   Variance %: 62.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 000000XXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan XXX's credit score dropped, resulting in a higher rate, and the lender did not redisclose it within 3 business days of the COC date. Further details not provided. Infinity compliance result shows that the loan failed the delivery and timing test for the revised CD dated xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the CT non-prime home loan test as the loan is a non-prime home loan, as defined in the legislation.

Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect points - loan discount fee. Final CD dated xx/xx/2024 reflects points - loan discount fee at $1,295.00. This is an increase in fee of $1,295.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case, originated on xx/xx/2024, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 15.514% exceeds APR threshold of 13.580% over by +1.934%.

Loan failed qualified mortgage APR threshold test due to APR calculated 15.514% exceeds APR threshold of 13.580% over by +1.934%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 15.528% exceeds APR threshold of 10.580% over by 4.948%. The subject is second lien and first lien is escrowed.
																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 15.514% exceeds APR threshold of 10.580% over by 4.934%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47990674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,067.72	02/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.675%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	746	31.155%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property, in favor of MERS as nominee for xx. The first installment of county taxes for 2024 has been paid in the amount of $1,033.86 on xx/xx/2024. The second installment of county taxes for 2024 has been paid in the amount of $1,033.86 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $552.02(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.02 with an interest rate of 11.675%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.155% Tape Value: 50.298% |---| -19.143% |----| -19.14300% Comment: Borrower DTI ratio percent is 49.324%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.302%   Tape Value: 83.391%   Variance: 5.911%   Variance %: 5.91100%   Comment: original cltv ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.302%   Tape Value: 20.755%   Variance: 68.547%   Variance %: 68.54700%   Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 000000XXXXXX Variance: Variance %: Comment: Payment historty string is 000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Nonrefundable Prepaid Finance Charge Test due to fees charged $1,587.81 exceed fees threshold of $1,100.00 over by +$487.81.
The below fees were included in this test:
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50
Prepaid Interest paid by Borrower: $158.31
Settlement or Closing Fee paid by Borrower: $425.00
Underwriting Fee paid by Borrower: $999.00."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows XXX had multiple housing events in the past, as XXX had a foreclosure in 2013 and a modification on the rental property as reflected in the credit history. Further details not provided. The credit report did not reflect any derogatory credit events like foreclosure."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.32%. Tape shows PITI miscalculation as the lender did not calculate RE taxes correctly. The revised DTI is 50.29%. Lender defect. The subject loan originated on xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.063% exceeds APR threshold of 10.360% over by +1.703%. The subject second lien and the first lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 12.019% exceeds APR threshold of 10.360% over by +1.659%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	760
98831525	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,972.00	03/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.525%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	49.561%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual combined taxes for 2024 have been paid in the amount of $1,972.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $421.34, which was applied for the due date of xx/xx/2025. The current P&I is $421.34 with an interest rate of 9.530%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.561% Tape Value: 60.886% |---| -11.325% |----| -11.32500% Comment: Borrower DTI Ratio Percent is 49.561% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.893%   Tape Value: 72.415%   Variance: 3.478%   Variance %: 3.47800%   Comment: Original CLTV Ratio Percent is 75.893%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.893%   Tape Value: 22.321%   Variance: 53.572%   Variance %: 53.57200%   Comment: Original Standard LTV is 75.893%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: Payment History string is 00000 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.56%. Tape shows rental income was not properly documented. Revised DTI is 60.88%. Further details not provided. Lender defect. The subject loan originated on xx."	* Compliance Testing (Lvl 3) "Loan fails ComplianceEase delivery and timing test for revised closing disclosure dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 after from closing date xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects transfer taxes at $50.00. CD dated xx/xx/2024 reflects transfer taxes at $55.00. This is an increase in fee of +$5.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.854% exceeds APR threshold of 9.850% over by +0.004%. Subject is a second lien. First lien is escrowed. Loan failed the OK HOEPA higher-priced mortgage loan test due to an APR calculated at 9.854% exceeds APR threshold of 9.850% over by +0.004%. Loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 9.854% exceeds APR threshold of 9.850% over by +0.004%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
65999776	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,734.56	03/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.459%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	690	53.046%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property that was originated on xx.
The first installment of combined taxes for 2024 has been paid in the amount of $1,367.28 on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of $1,367.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $565.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $565.24 with an interest rate of 10.459%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX 1 has xx.
XXX 2 receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current value is not aaplicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.489%   Tape Value: 79.000%   Variance: 5.489%   Variance %: 5.48900%   Comment: Original OLTV Ratio percent is 84.489%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: Original Note doc date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.489%   Tape Value: 20.667%   Variance: 63.822%   Variance %: 63.82200%   Comment: Original standard LTV is 84.489%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 00XXXXXXXXXX Variance: Variance %: Comment: Payment history string is 0 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure receipt date is after the revised closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. The initial CD dated xx/xx/2024 reflects a lender credit at $42.00; the Final CD dated reflects the lender at $0.00.  This is a decrease of $42.00 for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.  The subject loan is a refinance, originated on xx, and the SOL is 3 years"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan approved at 53.04% under a Non-QM loan program does not meet guideline DTI limit of 50%. Further details not provided. XXX has xx"
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.561% exceeding the APR threshold of 9.620% by +0.941%. The subject is second lien and first lien is escrowed.

																																																																																								Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.458% exceeds APR threshold of 9.620% over by +0.838%."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2024. The notary's signature date on the mortgage is xx/xx/2024. Note: date is xx/xx/2024."	Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59590497	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,110.00	03/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	61.364%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $5,110.00 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $4,736.00 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $287.94 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $287.94 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 86.781%   Tape Value: 80.362%   Variance: 6.419%   Variance %: 6.41900%   Comment: Original CLTV Ratio Percent is 86.781%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.781%   Tape Value: 14.463%   Variance: 72.318%   Variance %: 72.31800%   Comment: Original Standard LTV is 86.781%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 000XXXXXXXXX   Variance:    Variance %:    Comment: payment History String 000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per hud limited cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Transaction per HUD-1 Refinance Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. The revised LE dated xx/xx/2024 reflects a lender credit of $942.00, and the final CD dated xx/xx/2024 reflects the lender credit at $0.00. This is a decrease of +$100.00 for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan approved at 61.36% under a Non-QM loan program does not meet guideline DTI limit of 50%. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 61.36%. Tape and file show XXX is on retirement income. Subject second home exceeded lender guidelines at 50%. Lender defect. Subject originated 11/18/24 and the 3 year SOL is active. $35K second lien. XXX has $30K equity in subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22779941	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,540.84	03/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	647	43.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual town taxes for the year of 2023 have been paid in the amount of $8,540.84 on xx/xx/2024.
No prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,030.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,057.88 with an interest rate of 7.625%. The UPB reflected in the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB reflected in the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per collection comment dated xx/xx/2023, the subject property was occupied by the owner. CCs do not show any damage.
XXX1 has xx, XXX1 had xx.
XXX2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the XXX has multiple FHA properties, but XXX does not qualify for multiple FHA properties. The file shows XXX has a mortgage on the REO property, but evidence supporting it's an FHA mortgage is missing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2023 reflects Mortgage Broker Fee at $11,881.00. This is an increase in fee of +$11,881.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50195176	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,258.69	03/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	661	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $629.35 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $629.34 on xx/xx/2025.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,269.89(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,085.44 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is non-owner occupied.
As per the comment dated xx/xx/2024, the loan has been reinstated.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. XXX was qualified using the xx of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000032111 Tape Value: 003211000XXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $124,471.70."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30109443	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,380.00	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	44.790%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of xx.
The first and second installments of county taxes for 2024/2025 are due in the total amount of $4,380.00.
The first and second installments of county taxes for 2023/2024 were paid in the total amount of $3,930.00.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $589.04. The UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $589.04. The UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
XXX hasxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Legal Description	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.859%   Tape Value: 93.114%   Variance: 3.745%   Variance %: 3.74500%   Comment: Original CLTV Ratio percent 96.85%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.859%   Tape Value: 22.283%   Variance: 74.576%   Variance %: 74.57600%   Comment: Original Standard LTV 96.85%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 00000XXXXXXX   Variance:    Variance %:    Comment: Payment History String 0000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per hud refinance Tape Source: Initial Tape Type:	3: Curable	* Legal Description missing (Lvl 3) "As per the updated title report dated xx/xx/2025, the legal description mentioned on the deed and mortgage is inconsistent. The deed shows the legal as XX. The legal description on the mortgage shows it as XX.
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows qualifying CLTV exceeds Max CLTV (Primary Res, 700+ FICO) exceeds the Max CLTV allowed for Primary Residence. FICO of 700 or higher. The qualifying CLTV of 92.86% exceeds guidelines max CLTV of 85%. Further details were not provided."
* The property type does not match the Appraisal Report (Lvl 3) "As per the appraisal report dated xx/xx/2024, the property type is single-family residential, and the appraised value is XX. The property tax assessment attached to UT reflects the land and improvement value as $0.00."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.253% exceeds APR threshold of 9.930% over by +0.323%. Subject is second lien and first lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor Threshold due to an APR calculated at 10.250% exceeds APR threshold of 9.930% over by +0.320%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82912886	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,131.75	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	360	xx	xx	FHA	ARM	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	49.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active liens and judgments have been found. The annual county taxes for 2024 were paid in the amount of $2,046.48 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,768.36 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $2,055.06, and the interest rate is 6.000%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. The RFD is unable to be determined. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: ARM Lifetime Cap Rate Loan Value: 7.000% Tape Value: 5.000% |---| 2.000% |----| 2.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -36 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000 Tape Value: 110001111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified mortgage lending policy points and fees test due to fees charged $11,468.96 exceeds fees threshold of $9,965.31 over by +$1,503.68.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,284.58
Points - Loan Discount Fee paid by Borrower: $7,184.38"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,468.96 exceeds fees threshold of $9,965.31 over by+$1,503.65.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,284.58
Points - Loan Discount Fee paid by Borrower: $7,184.38"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to fees charged $11,468.96 exceeds fees threshold of $9,965.31 over by+$1,503.65.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,284.58
Points - Loan Discount Fee paid by Borrower: $7,184.38"	* 0% Tolerance Fees test fail (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Transfer Taxes at $4,317.00. Final, CD dated xx/xx/2024 reflects Transfer Taxes at $4,329.03. This is an increase in fee of +$12.03 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx."
* 10% Tolerance Fees test fail (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $2,793.00. Final, CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $3,267.22. This is a cumulative increase of $194.92 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx  and the SOL is 1 year."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 49.63%. Tape shows XXX was qualified based on a new employment offer and never started the new job. Further details not provided. XXX defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX qualified with an offer letter. XXX has prior employment experience as a physical therapist at Aya Healthcare for 7 months, FICO 715, and $9K equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 7.380% exceed APR threshold of 9.280% over by -1.900%. Subject loan is escrowed."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx."		Moderate	Not Tested	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			577	Not Applicable
70198724	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$935.46	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.640%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	47.606%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. For Parcel #xx The 1st and 2nd installments of combined taxes for 2024-2025 were paid in the total amount of $935.46 on xx/xx/2024 and xx/xx/2025. For Parcel # xx The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $77.06 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,805.01 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,499.17 with an interest rate of 5.640%. The current UPB reflected as per the payment history is $XXXX. As per the comment dated xx/xx/2025, the payment made in the month of Jan 2025 is paid by the XXX. ..	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The reason for default is unable to be determined.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -2 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000100000000 Tape Value: 110000000005 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows on February 8, 2024, Seller closed and subsequently delivered to West Virginia Housing Development Fund first and second mortgages for the above-indicated borrower, Chase Hawkins, which in our determination were ineligible for purchase under our mortgage purchase program agreement. The second deed was prepared and recorded by the settlement agent roughly 10 days after the settlement and appears to be an affirmative effort to dodge our rules and procedures and causes the loan to be ineligible for our programs. The seller's approval stated that Chase Hawkins was the only person to be on the deed/title. Subject first lien was properly closed in the name of the XXX xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
14490424	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$471.05	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	800	788	41.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $471.05 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,088.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $952.55 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per the servicing comment dated xx/xx/2024, the property is owner-occupied. As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for water damage due to a hot water heater failure. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of $5,346.30. No details have been found regarding the completion of repairs. The reason for the default is not available. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX1 receives xx. XXX2 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -10 (Days) Variance %: Comment: Original Appraisal Date is xx/xx/2024 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000 Tape Value: 110000111111 Variance: Variance %: Comment: Payment history string is MMMMMMMM Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the subject is a manufactured home and has a covered front and rear porch that are attached to the subject property. The engineer's inspection report by a licensed professional to certify the modifications done are structurally sound is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect the IBTS report fee. CD dated xx/xx/2024 reflects IBTS Report Fee at $225.00. This is an increase in fee of +$225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase, originated on xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at xx, the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.60%. Tape shows undisclosed debts prior to closing. Revised DTI is 59.34%. XXX defect. The subject loan was originated on xx. XXX2 receives xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,346.30	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	829
40454156	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,909.03	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	661	721	38.537%	First	Commitment	Not Applicable	Not Applicable	08/01/2024	XXXX	Not Applicable	3.375%	XXXX	08/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $6,955.90 on xx/xx/2024. The 2024 school annual taxes were paid in the amount of $5,953.13 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,322.45 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,929.45 with an interest rate of 3.375%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $XXXX.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan was modified on xx/xx/2024.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.

XXX has xx. XXX has prior xx. XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $1,929.45 with an interest rate of 3.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -15 (Days)   Variance %:    Comment: Appraisal date is 513/21.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444321110001000   Tape Value: 212000011122   Variance:    Variance %:    Comment: Payment history string is MMMMMMMMMMMMMMMMMMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2051   Variance: 4749 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 473 Tape Value: 0 Variance: 473 Variance %: Comment: Stated remaining term is 317. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.53%. The tape shows the source of funds used for the down payment and closing costs on the subject transaction was not properly documented. Bank statement in the file shows $60K, and excluding the $9K unsourced deposit and the $20K PPP loan deposit, the remaining assets of $30K fall short to meet the cash-to-close requirement of $38K. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. XXX has 2 months on the job as a DC studio senior at Deloitte LLP and SE with UUFOO Creative Consulting for 10.33 years. XXX2 has been SE with Oqua Couture and Manufacturing for 3.75 years, FICO 661, and $45K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Appraisal fee at $550.00. CD dated xx/xx/2021 reflects Appraisal fee at $650.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			559	615
62364634	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,616.32	03/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	46.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2024/2025 has been paid in the amount of $2,620.24 on xx/xx/2024. The second installment of county taxes for 2024/2025 is due in the amount of $2,620.20 on xx/xx/2025. The first installment of supplemental county taxes for 2023/2024 has been paid in the total amount of $1,874.58. The second installment of supplemental county taxes for 2023/2024 is due in the total amount of $1,874.56. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,050.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,320.81 with an interest rate of 7.250%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
XXX hasxx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.08%. The tape shows XXX was not employed at the time of closing. The revised DTI is 86.00%. XXX defect. The subject loan originated on xx, and the 3-year SOL is active. XXX has 5 years on the job as an administrator with Decor Arts International. Additionally, XXX has been SE for xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
68685030	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	Yes	Yes	Not Applicable	First	$1,579.16	$3,516.34	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	45.125%	First	Final policy	Not Applicable	Not Applicable	07/01/2024	XXXX	Not Applicable	3.375%	XXXX	08/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The annual county taxes for 2024 have been delinquent in the amount of $1,579.16 which were good through xx/xx/2025. The annual county taxes for 2024 were paid in the amount of $1,937.18 on xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,816.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,385.46 with an interest rate of 3.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of xx/xx/2024 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $1,385.46 with a modified interest rate of 3.375% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -31 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100004444432222221100   Tape Value: 212225712225   Variance:    Variance %:    Comment: Payment history string is mmmmmmmmmmmmmmmmmmmmmmmm   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4596 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2064 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed with no appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $569K. Current UPB: $362K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.12%. Tape shows income and debt miscalculation with recalculated income and debt of $4,836.90 and $2,729 debt; the revised DTI is 56%. Lender defect. The subject loan originated on xx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.12%, the borrower income is $5,288.89, total expenses are in the amount of $2,386.62, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of 45.12%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			606	Not Applicable
23991815	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,011.68	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	576	29.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior hospital lien against the borrower in favor of xx. The amount of the lien is not mentioned on the supporting document. The annual installment of combined taxes for 2024 has been paid in the amount of $2,011.68 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,411.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,034.68 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
 As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
The appraisal report is subject to the completion of repairs due to the chipped asbestos shingles, drywall damage from prior roof water leakage, and foundation inspection of settlement cracks by a licensed professional. The estimated amount of repairs is not available. CCs do not show damage.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX receives SSI income. XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: FHA   Tape Value: Other   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -2 (Days)   Variance %:    Comment: As per appraisal.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.746%   Tape Value: 57.736%   Variance: 1.010%   Variance %: 1.01000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.746%   Tape Value: 57.736%   Variance: 1.010%   Variance %: 1.01000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000 Tape Value: 110111111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape show credit was not pulled for the non-borrowing spouse. The file shows the credit report pulled for both the XXXs. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	468
76940395	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,464.70	03/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	XXX	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	45.067%	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2024	XXXX	Not Applicable	2.990%	XXXX	02/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are 2 junior mortgages against the subject property in favor of xx. The first junior mortgage in the amount of xx and was recorded on xx, and the second junior mortgage in the amount of xx originated onxx. The annual county taxes for 2024 were paid in the amount of $4,464.70 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,194.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $698.61 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is $XXXX.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with case #23-22358 on xx/xx/2023. The bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.
No information has been found regarding the forbearance plan.
The loan was modified on xx/xx/2024.
No information has been found regarding the forbearance plan.
As per the servicing comments dated xx/xx/2025, the subject property needs repairs, and the estimated cost to cure is $3,000.00. There is no evidence to confirm the type of damage and current status of repairs.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2024 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $698.61 with a modified interest rate of 2.990% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2064.	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -2 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000010000014444444444   Tape Value: 553444444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2064 Tape Value: xx/xx/2051 Variance: 4475 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.06%. Tape shows the lender used the incorrect child support payment in the DTI calculation. The revised DTI is 47%. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired. XXX has xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects Appraisal Fee at $475.00. Final CD dated xx/xx/2021 reflects Appraisal Fee at $675.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL has expired."
																																																																																								* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			624	Not Applicable
64721543	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$5,593.14	$15,846.92	04/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	49.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of school taxes for 2024 has been paid in the amount of $7,191.22 on xx/xx/2024. The annual installment of village taxes for 2024 has been paid in the amount of $3,172.23 on xx/xx/2024. The annual combined taxes for 2025 are delinquent in the amount of $5,593.14 on xx/xx/2025, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,122.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,122.17 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2025, the subject property is occupied by a tenant.
 The loan has not been modified since origination.
 As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.382% Tape Value: 50.708% |---| -1.326% |----| -1.32600% Comment: Borrower DTI ratio percent is 49.382%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.370%   Tape Value: 40.485%   Variance: -0.115%   Variance %: -0.11500%   Comment: Housing ratio per U/W is 40.370%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -153 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 100000000000000000000000 Tape Value: 322222222222 Variance: Variance %: Comment: Payment history string is MMMMMMMMMMMMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $15,916.00 exceed Fees threshold of $14,990.21 over by +$925.79. The below fees were included in the test: Mortgage Broker Fee (Indirect) $13,860.00 Points - Loan Discount Fee paid by Borrower: $2,056.00. Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $15,916.00 exceed Fees threshold of $14,990.21 over by +$925.79. The below fees were included in the test: Mortgage Broker Fee (Indirect) $13,860.00 Points - Loan Discount Fee paid by Borrower: $2,056.00."
* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape, there is a previous lien with the loan, and the loan was not in first position. The prior lien has been paid off and released. Title issue cleared. As per the document located at xx the prior mortgage was released. The final title policy does not show any prior mortgage against subject property. As per the UT, the subject mortgage is at first lien position."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2021. Initial CD dated xx/xx/2020 reflects lender credit at $2,381.70. Final CD dated xx/xx/2021 reflects lender credit at $0. This is decrease of +$2,381.70 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.38% as the borrower’s income is $8,634.60 and total expenses are in the amount of $4,263.90 and the loan was underwritten by DU Locator xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
86966847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,512.00	03/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	17.238%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active liens and judgments have been found against borrower and property. The annual combined taxes for 2024 were paid in the amount of $3,512.00 on xx/xx/2024. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,352.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,889.88 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,352.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,889.88 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.
As per collection comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
XXX has been xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000 Tape Value: 200011222222 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from loan documents." * Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 17.23%. Tape shows XXX falsified tax returns. Lender also missed a tax liability. Further details not provided. XXX defect. The subject loan originated xx. XXX has xx and $137K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			569	Not Applicable
58831038	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,946.03	02/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	747	41.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $3,946.03 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,137.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,293.25 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the reason for the default was due to a large plumbing issue. The estimated cost of the repairs is $XXXX. Unable to determine whether the repairs have been completed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -5 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001001110000000000011   Tape Value: 511100021124   Variance:    Variance %:    Comment: Payment history string is 0MMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 312 Tape Value: 0 Variance: 312 Variance %: Comment: Stated remaining term is 321 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI coverage on the subject mortgage was rescinded due to a QC audit and does not comply with Freddie Mac's mortgage insurance requirements."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.64%. Tape shows XXX2 was not employed at closing. Revised DTI is over 50%. Further details not provided. XXX defect. The subject loan originated xx, and the 3-year SOL has expired. XXX1 has 1xx; XXX2 has xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$34,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			634	Unavailable
72542058	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,022.68	04/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	49.895%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx The first installment of county taxes for 2024/2025 was paid in the amount of $4,011.34 on xx/xx/2024. The second installment of county taxes for 2024/2025 is due in the amount of $4,011.34 on xx/xx/2025. The first installments of county taxes for the 2023/2024 supplemental were paid in the total amount of $437.8. The second installment of county taxes for the 2023/2024 supplemental is due in the total amount of $437.8. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,129.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,397.96 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,129.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,397.96 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.
As per seller’s tape data, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
XXX has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2023 Variance: -33 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000 Tape Value: 221211212222 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.89%. Tape shows the SE earnings on tax transcripts did not match the loss reported on Schedule C of tax returns, and the lender did not include potential liabilities reflecting auto payments on bank statements. Revised DTI 100%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has xx. Additionally, XXX has been xx."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
31274311	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,667.74	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	27.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The first installment of combined taxes for the year 2025 has been paid in the amount of $4,667.74 on xx/xx/2024. The second installment of combined taxes for the year 2025 is due in the amount of $4,667.74 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,414.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,283.09 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $XXXX. As per tape data, the deferred balance is $XXXX. Collection comment dated xx/xx/2024 shows that XXX was approved for Covid-19 deferral in the amount of $37,986.92.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,283.09 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $XXXX.
The reason for the default is not available.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per seller tape data, the subject property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 27.387% Tape Value: 25.775% |---| 1.612% |----| 1.61200% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $37986.92   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.705%   Tape Value: 19.093%   Variance: 1.612%   Variance %: 1.61200%   Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: MGIC   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 320000000002 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2020 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount fee. CD dated xx/xx/2020 reflects Points - Loan Discount fee at $231.59. This is an increase in fee of $231.59 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase, originated on xx/xx/2020 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
91223380	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,699.07	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	20.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $2,591.11 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,226.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $754.40 with an interest rate of 6.990%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. The reason for default is not available. No evidence has been found regarding the foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. Unable to determine the current occupancy. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: MA. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -18 (Days) Variance %: Comment: As per loan document. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000 Tape Value: 000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 352 Tape Value: 0 Variance: 352 Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal is as is, and the photo addendum shows paint is needed on interior and exterior walls, kitchen flooring damaged, storage room drywall missing, and ceiling damage in the attic. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Zillow search shows an estimated value of $119K. Current UPB $112K."
																																																																																						* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the HI policy confirms XXX registered the property as a second home. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan approved at LTV of 95% exceeds the maximum LTV of 90% for a second home purchase transaction. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 20.62%. Tape shows the subject is NOO, as the HI policy confirms XXX registered the property as a second home, causing the lender to omit primary housing expense. Tape shows lender miscalculated PITI of the subject property. Revised DTI is 42%. Further details not provided. XXX defect. The subject loan originated on xx, and the 3-year SOL is active. XXX has started a xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
65687938	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,149.63	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	48.390%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens were found. The 2nd installment of combined taxes for 2024 is due in the total amount of $574.81 on xx/xx/2025. The 1st installment of combined taxes for 2024 was paid in the amount of $574.82 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,050.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $851.61 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $851.61 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
XXX has xx.
Additionally, XXX has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: B1 Self - Employed ? No Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Aapplicable Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000 Tape Value: 232222222222 Variance: Variance %: Comment: Payment history string is MMMMMMMMMMMMM Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage points and fees test due to fees charged of $5,912.00 exceeding the fees threshold of $3,791.57 by +$2,120.43.  The below fees were included in the test:  Points—Loan Discount Fee paid by Borrower: $4,522.00 Processing fee paid by borrower: $695.00 Underwriting Fee paid by Borrower: $695.00"
* GSE Points and Fees Test Violations (Lvl 3) "Loan fails. GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $5,912.00 exceeds The fees threshold of $3,791.57 is exceeded by +$2,120.43. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $4,522.00 Processing fee paid by borrower: $695.00 Underwriting Fee paid by Borrower: $695.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 48.39%. Tape shows XXX income is fluctuating and is not supported by 12-month history and YTD earnings. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. XXX has 6 months on the job as an inspector at 365 Real Property Management. Additionally, XXX has been SE for 20.75 years at Eagle Peak Appraisals LLC, FICO 640 and $142k equity in the subject.

Based on the PH, exception downgraded to level 2."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the tax service fee. CD dated xx/xx/2023 reflects a tax service fee at $67.81. The loan estimate dated xx/xx/2023 reflects points—a loan discount fee—at $4,060.00. CD dated xx/xx/2023 reflects points—loan discount fee at $4,522.00. This is a cumulative increase in fee of $529.81 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	Not Applicable
38375989	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.130%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active liens and judgments have been found. Tax status is to follow.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,107.31, which was applied for the due date of xx/xx/2025. The current P&I is $3,146.40 with an interest rate of 7.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject is a purchase case originated on xx/xx/2024, and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.13%. The tape shows SE income miscalculation. The revised DTI is 56%. Further details not provided. Lender defect. The subject originated on xx, and the 3-year SOL is active. XXX has been xx."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73020489	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$556.00	$510.00	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	682	Not Applicable	44.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens were found.
The 1st installment of combined taxes for 2023 is delinquent in the total amount of $556.00 which were due on xx/xx/2024 and good through xx/xx/2025.
The 2nd installment of combined taxes for 2023 was paid in the amount of $510.00 on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $708.02 which was applied for the due date of xx/xx/2025. The current monthly P&I is $434.34 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $85000.00   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender Credit G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2025   Variance: 10776 (Days)   Variance %:    Comment: Interest Paid through date is xx/xx/2054   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Primary Variance: Variance %: Comment: Occupancy at origination (property usage type) is secondary Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the subject property is ineligible as the engineer inspection report required for dampness noted in the basement is missing from the loan documents. The appraisal report is as is, and the dampness noted in the basement according to the appraiser is normal for the time of year due to heavy rains. Further details not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
eClosing Fee paid by Borrower: $50.00
Title - Title Search/Judgment paid by Borrower: $50.00
Title Examination Fee paid by Borrower: $325.00
Title- IA Title Guaranty Fee paid by Borrower: $175.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.544% exceeds APR threshold of 8.360% over by +0.184%. Subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17269855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,283.69	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	47.330%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The annual combined taxes for 2024 were paid in the amount of $8,912.34 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,744.22, which was applied for the due date of xx/xx/2025. The current P&I is $2,744.22 with an interest rate of 10.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024 and tape, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2025.
As per the servicing comment dated xx/xx/2024, the reason for default is casualty loss.
According to servicing comments dated xx/xx/2024, the subject property was damaged due to hurricane. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.

XXX1 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Revised CD dated xx/xx/2024 is missing from the loan documents and doc tracker is available at #CLOSED LOAN PACKAGE - KRAVITZ_Pg#712."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C and the recording fee at $115.00. CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $224.00. This is a cumulative increase of $97.50 for charges that in total cannot increase more than 10% in the test. Valid COC for an increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the loan was subject to a loss mitigation agreement prior to purchase. The XXX was approved for forbearance from 11/1/24 to 1/31/25. Further details not provided. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $299,143.23."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed Qualified Mortgage APR Threshold Test due to APR calculated at 10.597% exceeds APR threshold of 10.400% over by +0.197%.
Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.597% exceed APR threshold of 10.400% over by +0.197%.
Loan failed GSE (Freddie Mac public guidelines) QM APR Test due to APR calculated 10.597% exceed APR threshold of 10.400% over by +0.197%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.614% exceeding the APR threshold of 10.400% over by +0.214%. The subject is second lien and the first lien is escrowed."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx. The notary's signature date on the mortgage/deed of trust is xx. Note date is xx."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74382793	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$465.67	02/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid off in the amount of $465.67 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,791.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,496.88 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the subject property is occupied by the owner.
Loan approval method could not be determined as 1008, AUS or loan approval documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing or incomplete ROR/RTC
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The loan approval method or ATR could not be determined as 1008, AUS, or loan approval documents are missing. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA APR test as the final CD is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial LE and initial CD is missing from the loan documents. Subject is a refinance case originated on xx/xx/2024 and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "File is missing final executed CD. CE was tested based on seller provided settlement statement."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per the seller tape, 'It was a defaulted mortgage, resolved, and a new mortgage was implemented. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $202,589.39."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $196K. Current UPB is $202K."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan document."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing or incomplete Right of Rescission (Lvl 3)     "The ROR executed by the XXX did not reflect contact details of the lender if they wished to cancel the refinance transaction."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Settlement statement reflects closing date as xx. Notary's signature date on the mortgage/deed of trust is xx. Note date is xx."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88099491	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	760	48.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens were found. The taxes are to follow.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,333.32, which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,327.03 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape, the subject property is owner-occupied.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX1 xx.
XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.334% Tape Value: 48.330% |---| 0.004% |----| 0.00400% Comment: XXX DTI Ratio Percent 48.334% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.786%   Tape Value: 27.780%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing Ratio per U/W 27.786%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.966%   Tape Value: 59.960%   Variance: 0.006%   Variance %: 0.00600%   Comment: Original Standard Ratio percent 59.96%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 59.966% Tape Value: 59.960% Variance: 0.006% Variance %: 0.00600% Comment: Original Standard LTV 59.96% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.33%. Lender qualified XXX with xx. The revised DTI is 100%. Lender defect. Further details not provided. The subject originated on 4/22/24, the 3-year SOL is active. XXX has been in the xx. XXX2 is a xx. FICO 760. 0X30 since inception and $249K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows VA retirement income used at closing for qualification does not meet retirement age guidelines. XXX retired post-closing and then the retirement income was eligible for qualification. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5511493	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$951.27	04/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	49.211%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The annual county taxes for 2024 were paid in the amount of $951.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,066.98 with an interest rate of 6.75%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.211% Tape Value: 49.190% |---| 0.021% |----| 0.02100% Comment: Borrower DTI ratio percent is 49.211%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.483%   Tape Value: 37.448%   Variance: 0.035%   Variance %: 0.03500%   Comment: Housing ratio per U/W is 37.483%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 45.286%   Tape Value: 45.280%   Variance: 0.006%   Variance %: 0.00600%   Comment: Original CLTV ratio percent is 45.286%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 45.286% Tape Value: 45.280% Variance: 0.006% Variance %: 0.00600% Comment: Original standard LTV is 45.286%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.21%. Tape shows debt miscalculation. Further details not provided. The revised DTI is 75%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. XXX has been xx."	* Assets do not meet guidelines (Lvl 3) "Tape shows lender did not verify sufficient funds for closing and down payment. Bank statements in the file show $168K, which includes a gift of $9500, and the cash-to-close requirement is $167K. Further details not provided. The subject loan was originated on xx. XXX has been xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39965947	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,504.02	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	48.575%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 is paid in the amount of $329.77 on xx/xx/2024.
The second installment of combined taxes for 2025 is due in the amount of $5,176.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,278.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,130.75 with an interest rate of 7.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $5,130.75 with an interest rate of 7.625%. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.575% Tape Value: 48.570% |---| 0.005% |----| 0.00500% Comment: Borrower DTI Ratio Percent is 47.990% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 45.944% Tape Value: 45.940% Variance: 0.004% Variance %: 0.00400% Comment: Housing Ratio Per U/W(Initial Rate) is 45.359% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 48.57%. Tape shows lender omitted mortgage debt without supporting documents. The revised DTI exceeds 62.68%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. XXX has xx."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $24,385.65 Exceeds Fees threshold of $20,904.24 Over by +$3,481.41.
The below fees were included in the test:
Extended Lock Fee-Attributable paid by Borrower: $6,794.58
Points - Loan Discount Fee paid by Borrower: $15,401.07
Processing Fee paid by Borrower: $2,190.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $1,142,964.97. Calculated finance charge is $1,149,909.55 for an under disclosed amount of $6,944.58

TRID total of payment disclosed on final CD as $1,871,604.97.Calculated total of payments is $1,878,399.55 for an under disclosed amount of -$6,794.58. The disclosed total of payments of $1,871,604.97 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $11,968.00. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $15,401.07. This is an increase in fee of +$3,433.07 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $24,385.65 Exceeds Fees threshold of $20,904.24 Over by +$3,481.41
The below fees were included in the test:
Extended Lock Fee-Attributable paid by Borrower: $6,794.58
Points - Loan Discount Fee paid by Borrower: $15,401.07
Processing Fee paid by Borrower: $2,190.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56980732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,821.23	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	780	45.231%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of the county taxes for 2024 has been paid in the amount of $1,825.15 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,871.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,541.08 with an interest rate of 7.625%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the current occupancy.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.231% Tape Value: 45.230% |---| 0.001% |----| 0.00100% Comment: Borrower DTI Ratio percent is 45.231% Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 45.23%. Tape shows debt miscalculation as the lender did not include four mortgage debts in DTI. The revised DTI exceeds 97%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. XXX1 has xx. XXX2 has xx."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51914293	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$4,889.62	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	34.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $4,889.62 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,103.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,576.71, and the interest rate is 5.875%. The current UPB per tape is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB per tape is $XXXX.
As per the tape data, the subject property is occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Subject Property Type Loan Value: PUD Tape Value: Single Family |---| |----| Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 34.13%. Tape shows income and employment misrepresentation. Further details not provided. XXX defect. The subject loan was originated on xx, and the 3-year SOL is active. XXX has xx. XXX has xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54191946	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,529.69	02/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	752	780	31.019%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $5,308.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the total amount of $2,460.63 (PITI), which was applied on xx/xx/2025. The current P&I is $2,033.14, and the interest rate is 7.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as NOO. Tape shows occupancy misrepresentation. Review of file shows XXX1 and XXX2 currently xx. File does not show any further details and occupancy cannot be determined. Review treating property as NOO."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79018987	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,442.20	03/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	44.938%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a prior credit card judgment against the borrower xx.
The first installment of county taxes for 2024/2025 was paid in the amount of $721.10 on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $721.10 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $761.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $541.83 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
XXX receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $XXXX Tape Value: xx |---| $-79816.89 |----| -97.55416% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflect Points - Loan Discount Fee at $1,070.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,098.00. This is an increase in fee of +$28.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																							The subject loan is a refinance case, originated on xx, and the 3-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.93%. Tape shows undisclosed debt. Further details are not provided. XXX defect. The subject loan originated xx, and the 3-year SOL is active. XXX receives xx, FICO 788, andxx equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30501457	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,223.45	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	43.713%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $5,223.45 on xx/xx/2024 and xx/xx/2025. The water charges for 2025 are delinquent in the amount of $417.48 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,097.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,097.75 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Does lender G/L require MI is not applicable. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: Unavailable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.71%. Lender used “Other” income that is not supported in the loan file. Revised DTI is greater than 100%. Lender defect. Subject originated xx and the 3 year SOL is active. XXX is xx, FICO 661, and $135K equity in the subject."
* Higher Price Mortgage Loan (Lvl 4) "The tape and Infinity compliance report show the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to the APR calculated at 7.563% exceeding the APR threshold of 7.540% by +0.023%. The subject loan is non escrowed. The subject loan originated on xx, and the 1-year affirmative defense period is open."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged of $6,419.00 exceeding the fees threshold of $4,672.74 by +$1,746.26. The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: $299.00
Points - Loan Discount Fee paid by Borrower: $5,775.00
Processing Fee paid by Borrower: $1,995.00
Excluded Bona Fide Discount Points -$1,650.00

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.562% exceed APR threshold of 7.540% over by +0.022%."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024, xx/xx/2024, and xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $6,419.00 exceeding the fees threshold of $4,672.74 by +$1,746.26. The below fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: $299.00
Points - Loan Discount Fee paid by Borrower: $5,775.00
Processing Fee paid by Borrower: $1,995.00
																																																																																							Excluded Bona Fide Discount Points -$1,650.00"			Critical	Fail	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	Not Applicable
4545807	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$651.48	04/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	678	34.447%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated xx.”
There is one junior partial claim mortgage against the subject property originated xx.
For Parcel xx
The first and second installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2025 and xx/xx/2025.
For Parcel xx
The first and second installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2025 and xx/xx/2025.
For Parcel xx
The first and second installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2025 and xx/xx/2025.
For Parcel xx
The first and second installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2025 and xx/xx/2025.
For Parcel xx
The first and second installments of county taxes for 2024 are due in the total amount of $XX on xx/xx/2025 and xx/xx/2025.
No prior-year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,592.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,312.31 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, the subject property is owner-occupied.
The reason for the default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
XXX1 has xx.
XXX2 receives xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Does Lender G/L Require MI Not applicable Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan does not meet the VA seasoning period requirement. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	696
18228993	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,753.89	03/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	770	791	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens were found. The annual county taxes for 2024 were paid in the amount of $4,563.73 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,392.16 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,943.90 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The reason for the default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
XXX is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: B1 Self-Employed? is Unavailable. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Lawrence   Tape Value: Daniel   Variance:    Variance %:    Comment: Borrower #2 First Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: McClure   Tape Value: Perez   Variance:    Variance %:    Comment: Borrower #2 Last Name is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: Lawrence   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Dover Tree LLC   Tape Value: McClure   Variance:    Variance %:    Comment: Borrower Last Name is Dover Tree LLC.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is DSCR.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is commercial.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is High Rise Condo (>=9 Stories). Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows prior delinquency. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $257,223.56."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2024. The notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note the date is xx/xx/2024."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	766
38577685	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,517.35	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.874%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	27.270%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of $840.68 on xx/xx/2025. The first and second installments of combined taxes for 2024 have been paid in the amount of $1,676.67 on xx/xx/2024 and xx/xx/2024. The annual installment of utilities/MUD taxes for 2024 has been paid in the amount of $299.49 on xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,427.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,060.21 with an interest rate of 6.874%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The appraisal report in the loan documents is as-is. The tape and review of the appraisal report show safety and structural integrity issues and garage exterior wood rot and peeling paint. The estimated cost to cure is $800. CCs do not show any damages.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: MI Company Loan Value: Essent Tape Value: Triad |---| |----| Comment: MI Company Essent Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is ineligible due to safety, soundness, and structural integrity issues. 1004D, or structural integrity inspection of the property by a licensed professional, is missing from the loan documents. Cost to cure not provided. Appraisal does show minor deferred maintenance for wood damage and repainting with a cost to cure $800. The final CD does not reflect the escrow holdback. Zillow search shows an estimated value at $185K. Current UPB $160K."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged of $5,721.82 exceeding the fees threshold of $4,757.74 by +$964.08.  The below fees were included in the test. Mortgage Broker Fee (Indirect) $3,631.61 Points—Loan Discount Fee paid by Borrower: $980.21 Underwriting Fee paid by Borrower: $1,110.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects points—loan discount fee at $687.00. PCCD dated xx/xx/2025 reflects points—loan discount fee at $980.21. This is an increase in fees of +$293.21 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase originated on xx/xx/2024, and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $5,721.82 exceeding the fees threshold of $4,757.74 by +$964.08.  The below fees were included in the test. Mortgage Broker Fee (Indirect) $3,631.61 Points—Loan Discount Fee paid by Borrower: $980.21 Underwriting Fee paid by Borrower: $1,110.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of xx/xx/2025 is more than 60 calendar days after the consummation date of xx/xx/2024."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	Not Applicable
54274119	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,133.80	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.779%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	756	Not Applicable	36.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $3,217.27 on xx/xx/2024. The annual installments of 2024 taxes for 2024 are due in the amount of $3,133.80 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $926.11, which was applied for the due date of xx/xx/2025. The current monthly P&I is $926.11 with an interest rate of 2.779%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has been an xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx” shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 36.72%. Tape shows XXX has insufficient income to support the total monthly obligation, and the revised DTI is 38.86%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL has expired. XXX has been an xx." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
52294079	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,848.32	03/31/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	41.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.” There is an active junior mortgage against the subject property in favor of xx. There are 4 credit card judgments against the borrower xx. The 1st installment of town taxes for 2025 was paid in the amount of $4,462.08 on xx/xx/2025. The 2nd installment of town taxes for 2025 is due in the amount of $XX on xx/xx/2025. The annual sewer taxes of the year for 2025 are delinquent in the amount of $XX, good through date xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,748.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,648.51 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The foreclosure was initiated in 2022. As per the notice of lis pendens located at (Ln#139004 PG#30), the foreclosure complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2022, the FC was put on hold due to litigation. As per the comment dated xx/xx/2023, the litigation was resolved. As per the servicing comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. The date of sale was postponed, and as per the servicing comment dated xx/xx/2023, the recent foreclosure sale date is scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the sale is canceled due to reinstatement. As per the document located at Ln#139004 PG#30, the notice of lis pendens is discharged on xx/xx/2023. Further details were not provided.
The reason for default is unable to be determined.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has been an xx.
Foreclosure Comments:The foreclosure was initiated in 2022. As per the notice of lis pendens located at (Ln#139004 PG#30), the foreclosure complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2022, the FC was put on hold due to litigation. As per the comment dated xx/xx/2023, the litigation was resolved. As per the servicing comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. The date of sale was postponed, and as per the servicing comment dated xx/xx/2023, the recent foreclosure sale date is scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the sale is canceled due to reinstatement. As per the document located at Ln#139004 PG#30, the notice of lis pendens is discharged on xx/xx/2023. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.830% Tape Value: 49.466% |---| -7.636% |----| -7.63600% Comment: Borrower DTI ratio percent is 41.830% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.647%   Tape Value: 49.466%   Variance: -7.819%   Variance %: -7.81900%   Comment: Housing ratio per U/W (Initial Rate) is 41.647%   Tape Source: Initial   Tape Type:
																																																																																				Field: MI Company Loan Value: Essent Tape Value: Triad Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test. The following fee was included in the test: Attorney's Fee paid by Borrower: $1,400.00." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the primary mortgage insurance has been rescinded. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.83%. The tape reflects an increased DTI of 49.46%. Further details not provided. The subject loan originated on xx, and the 3-year SOL is expired. XXX has been an xx." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			579	Not Applicable
31007855	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,051.41	04/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	9.500%	36	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active junior mortgage against the subject property in favor xx. The annual installment of county taxes for 2024 has been paid in the amount of $11,051.41 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,782.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,480.46 with an interest rate of 9.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is the death of the borrower’s family member.
As per the servicing comment dated xx/xx/2024, the borrower was approved for a 2-month deferred amount of $XXXX.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO, and XXX is an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 26 Tape Value: 28 |---| -2 |----| -7.14285% Comment: Age of loan is 26. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: Adams   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1350000.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: 35   Tape Value: 36   Variance: -1   Variance %: -2.77777%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 9 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: Not Applicable Tape Value: $7480.46 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of the sewer repair listed in the purchase agreement addendum, and smoke and CO detectors need to be installed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final HUD-1 does not reflect the escrow holdback amount."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			545	Not Applicable
51181439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,716.16	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.900%	60	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	616	Unavailable	35.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There are 2 prior state tax liens found against the borrower in favor of xx. The annual county taxes for 2024 were paid in the amount of $3,716.16 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,465.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,826.53 with an interest rate of 8.90%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Additionally, XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of Loan is 9 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -276 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 61.905% Tape Value: 61.910% Variance: -0.005% Variance %: -0.00500% Comment: Original Standard LTV is 61.905% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.96%. Lender approved the loan without evidence of current income. Lender defect. Subject originated xx and the 3 year SOL is active. XXX is employed with xx."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $361K. Current UPB $227K."
* Compliance Testing (Lvl 3)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the qualified mortgage balloon payment test as the subject loan has a balloon payment provision."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA Finance Charge Test due to the finance charge disclosed on the final CD as $101,085.43. The calculated finance charge is $104,967.54 for an undisclosed amount of -$3,882.11.
 This loan failed the TILA Foreclosure Rescission Finance Charge Test due to the finance charge disclosed on the final CD as $101,085.43. The calculated finance charge is $104,932.54 for an undisclosed amount of -$3,847.11.

The loan failed the TILA APR test because the APR calculated at 9.022% exceeds the APR threshold of 9.444% by -0.422%.
 The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of 9.444%, which is 8.730% higher than the APR threshold of 0.714%.
 This loan failed the GSE (Fannie Mae Public Guidelines) Amortization Test because the loan contains an interest-only feature and the loan is a limited cash-out refinance."
* LE/CD Issue date test Fail (Lvl 3)     "The revised closing disclosure dated xx/xx/2024 is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows consumer. Further details are not provided."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "The ROR transaction date is not consistent with the note and final CD."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 9.444% exceeds the APR threshold of 7.980% by +1.464%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).
 The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at 9.444% exceeding the APR threshold of 7.980% by +1.464%.
 The loan failed the Qualified Mortgage APR Threshold Test because the APR calculated at 9.444% exceeds the APR threshold of 8.730% by +0.714%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2024. The notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note the date is xx/xx/2024."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			483
26074925	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,720.12	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	51.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a civil judgment against the borrower in favor of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $1,720.12 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,829.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,467.16 with an interest rate of 8.950%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2025, there is a payment dispute.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: Age of Loan is 51. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1553 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: 23 (Days)   Variance %:    Comment: Original Appraised Date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mixed Use Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Manufactured Housing. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,730.00 exceed fees threshold of $8,884.57 over by +$1,845.43.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $4,620.00
Points - Loan Discount Fee paid by Borrower: $4,620.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $895.00.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $10,730.00 exceed fees threshold of $8,884.57 over by +$1,845.43.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $4,620.00
Points - Loan Discount Fee paid by Borrower: $4,620.00
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $895.00."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows consumer. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.393% exceeds APR threshold of 4.430% over by +4.963%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.393% exceeds APR threshold of 4.430% over by +4.963%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 51.79%, as the borrower’s income is $8,225.00 and total expenses are in the amount of $4,260.06, and the loan was manually underwritten."
																																																																																								* Subject property is a manufactured home (Lvl 2) "As per the tax report, which is located at "Ln#139171 Pg#9," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable
79045214	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$12,238.10	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	751	46.277%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There are 2 utility liens xx. The first installment of county taxes for 2024 was paid in the amount of $6,119.05 on xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $6,119.05 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2024. We are unable to determine the last payment received. The current P&I is $5,209.10 and interest rate is 7.25%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:The current status of the loan is collection. According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is $XXXX. As per the servicing comment dated xx/xx/2025, the reason for default is marital difficulties. As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied. As per the servicing comment dated xx/xx/2025, the latest forbearance plan began on xx/xx/2025 and ended on xx/xx/2025. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX1 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 16 |---| -5 |----| -31.25000% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 91.483%   Tape Value: 91.500%   Variance: -0.017%   Variance %: -0.01700%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.27%. Tape shows XXX was xx at the time of closing. Further details not provided. XXX defect. The subject loan originated on xx, and the 3-year SOL is active. XXX1 has xx."
* Final Application Incomplete (Lvl 2)     "Final application pages 3 & 4 are missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92067915	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$7,250.51	$7,013.12	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	45.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The combined annual taxes for 2024 have been delinquent in the total amount of $7,250.51, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $886.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.64 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan has not been modified since origination.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.57%. Tape shows income miscalculation by the lender. Revised DTI is 47.90%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active. XXX has been xx. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects loan origination fee at $2,938.00. Final CD dated xx/xx/2024 reflects loan origination fee at $3,125.00. This is an increase in fee of +$187.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			661	Not Applicable
7087570	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,645.06	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	48.824%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in favor of xx.
There is a UCC lien against the subject property in favor of xx.
The first annual installment of county taxes for 2024/2025 has been paid in the amount of $3,322.53 on xx/xx/2024.
The second annual installment of county taxes for 2024/2025 is due in the amount of $XX on xx/xx/2025.
The second installment of supplemental county taxes for 2023 & 2024 is due in the amount of $XX on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,812.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,736.01 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the RFD.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 23 (Days) |----| Comment: Application date is xx/xx/2024. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.824%   Tape Value: 48.800%   Variance: 0.024%   Variance %: 0.02400%   Comment: Borrower DTI ratio percent is 48.824%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 46.568%   Tape Value: 46.600%   Variance: -0.032%   Variance %: -0.03200%   Comment: Housing ratio per U/W is 46.568%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS min number is XXXX.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -1 (Days) Variance %: Comment: Original note doc date is xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan officer's license was not valid at the time the loan application was initiated. Further details are not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	Not Applicable
94927515	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,517.72	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	25.464%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is a child support lien found against the borrower in favor xx.
The annual combined taxes for 2024 were paid in the amount of $9,517.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,019.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,012.40 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
Unable to determine the occupancy of the subject property.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 23 Tape Value: 24 |---| -1 |----| -4.16666% Comment: 23 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000044444322100001443 Tape Value: 111011111111 Variance: Variance %: Comment: 000MMMM00000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.46%. Tape shows income misrepresentation. Further details not provided. XXX defect. The subject loan originated on xx, and the 3-year SOL is active. XXX has xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated xx. Initial LE dated xx reflects lender credit at $4,770.00. Final CD dated xx/xx/2023 reflects lender credit at $1,457.97. This is decrease of $3,312.03 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.  Subject loan is a purchase case, originated on xx, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76365457	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,253.00	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	755	5.051%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.” There is a prior credit card judgment against the borrower, xx”. The annual county taxes for 2024 were paid in the amount of $3,187.94 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,501.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,076.79 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner-occupied.
XXX1 receives xx.
XXX2 has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 1100000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan fails for TRID 3-day delivery and timing test. Further details not provided. Infinity compliance report shows the loan did not fail the TRID delivery and timing test."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4257314	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,722.26	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	44.491%	First	Final policy	Not Applicable	Not Applicable	12/19/2023	XXXX	Not Applicable	3.250%	XXXX	02/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active water and sewer lien on the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $4,722.26 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $5,540.53 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,789.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,009.76 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx/xx/2023.
Unable to determine the reason for default.
As per the tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX had xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of xx beginning on xx and a maturity date of xx. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 48 Tape Value: 49 |---| -1 |----| -2.04081% Comment: Age of Loan is 48 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.491%   Tape Value: 44.490%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI Ratio Percent is 44.491%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 37.514%   Tape Value: 37.510%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio Per U/W is 37.514%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.773%   Tape Value: 69.770%   Variance: 0.003%   Variance %: 0.00300%   Comment: Original CLTV Ratio Percent is 69.773%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -10 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.773%   Tape Value: 69.770%   Variance: 0.003%   Variance %: 0.00300%   Comment: Original Standard LTV is 69.773%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2051   Variance: 4689 (Days)   Variance %:    Comment: xx/xx/2064   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 466 Tape Value: 312 Variance: 154 Variance %: 49.35897% Comment: 466 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.49%. The tape shows the lender did not document a 3-year continuance for the alimony and child support income used for qualification. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired. XXX had xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge was disclosed on the final CD as $160,867.94. The calculated finance charge is $161,092.94 for an under-disclosed amount of -$225.00. The reason for the finance charge under-disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase originated on xx, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.49%, as the borrower's income is $5,231.58 and total expenses are in the amount of $2,327.58, and the loan was underwritten by DU (Locator #5200000629_Clayton_credit and closing PG #15), and its recommendation is “Approve/Eligible” with a DTI of 44.49%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84310679	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,794.28	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	45.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property originated xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $4,794.28 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $798.09, which was applied for the due date of xx/xx/2025. The current P&I is $798.09 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
As per the tape data, the property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX receives xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 36 Tape Value: 37 |---| -1 |----| -2.70270% Comment: Age of loan is 36. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 43.321%   Tape Value: 43.320%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio per U/W (Initial rate) is 43.321%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 41.176%   Tape Value: 41.180%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV ratio percent is 41.176%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 41.176%   Tape Value: 41.180%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original standard LTV (OLTV) is 41.176%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Sale price (HUD-1 Line 101) is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2022 reflects an escrow holdback in the amount of $153,856. Proof for the release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the final draw on the renovation loan for xx. The original appraisal was subject to the completion of construction; 1004D is missing from the loan documents. A full appraisal report dated xx/xx/2023 shows construction is completed with an as-is condition and an appraised value of $400K. Further details not provided. Zillow search shows an estimated value of $441K. Current UPB $165K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date (xx) is less than three business days which is on the consummation date (xx).

TILA Finance charge disclosed on Final CD as $118,148.77. Calculated finance charge is $118,898.77 for an under disclosed amount of -$750.00.

Loan failed TILA Foreclosure Rescission Finance charge of $118,148.77 exceeds Disclosed Finance charge of $118,863.77 over by -$715.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Rehab Consultant Fee. CD dated xx reflects Rehab Consultant Fee at $1,000.00.
Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,650.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,843.75.
This is a cumulative increase in fee of $2,193.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.67%, as the borrower income is $2,980.00 and total expenses are in the amount of $1,360.97, and the loan was underwritten by DU (Locator #9350000549_Daniels_credit and closing PG #9), and its recommendation is “Approve/Eligible” with a DTI of 45.67%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72104452	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,672.00	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	44.192%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated xx. The first and second installments of county taxes for 2025 are due in the amount of $3,672.00 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $547.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $547.71 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -18 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.997%   Tape Value: 100.000%   Variance: -35.003%   Variance %: -35.00300%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.997%   Tape Value: 18.210%   Variance: 46.787%   Variance %: 46.78700%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 346 Tape Value: 345 Variance: 1 Variance %: 0.28985% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Revised closing disclosure dated xx/xx/2023 is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the financed lender fees test due to the loan has financed lender fees that exceed 5% of the loan amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,639.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,720.00. This is an increase in fee of +$81.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2023, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $62,726.85."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			538
79294467	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,653.00	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	40.810%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is one active prior mortgage against the subject property that originated xx. There is one active junior UCC lien against the subject property in favor of xx. The annual combined taxes for 2024 have been paid in the amount of $3,653.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $643.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $643.50 with an interest rate of 10.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number is XXXX   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -38 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.654%   Tape Value: 100.000%   Variance: -20.346%   Variance %: -20.34600%   Comment: Original OLTV Ratio percent is 79.654%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.654%   Tape Value: 19.400%   Variance: 60.254%   Variance %: 60.25400%   Comment: Original standard LTV is 79.654%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/2023 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2023 reflects an appraisal fee of $500.00. The CD dated xx/xx/2023 reflects an appraisal fee of $710.00 The loan estimate dated xx/xx/2023 does not reflect transfer taxes. The CD dated xx/xx/2023 reflects transfer taxes at $65.00. This is a cumulative increase in fees of $275.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023 and the SOL is 3 years."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $63,234.58."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.822% exceeds APR threshold of 10.450% over by +0.372%. Subject is a second lien. First lien is escrowed. OK HOEPA Higher-Priced Mortgage Loan Test due to APR calculated at 10.822%, exceeds APR threshold of 10.450% over by +0.372%. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.723%, exceeds APR threshold of 10.450% over by +0.273%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
10454065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,386.10	03/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	631	Not Applicable	41.874%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $3,250.66 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,315.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.97 with an interest rate of 5.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for the default.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: XXXX Tape Value: XXXX |---| |----| Comment: XXX first name is XXXX. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -20 (Days)   Variance %:    Comment: Original appraisal date is 0xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.333%   Tape Value: 58.330%   Variance: 0.003%   Variance %: 0.00300%   Comment: CLTV ratio percent is 58.333%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.333%   Tape Value: 58.330%   Variance: 0.003%   Variance %: 0.00300%   Comment: LTV ratio percent is 58.333%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is Cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 285 Tape Value: 283 Variance: 2 Variance %: 0.70671% Comment: Stated remaining term is 285. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan boarded with NSM acquisition of PACU. Further details are not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,519.61 exceeds fees threshold of $3,155.00 over by +$364.61.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $2,887.50
Points - Loan Discount Fee paid by borrower: $632.11.

Loan fails Qualified Mortgage Lending Policy Points and fees test due to fees charged $3,519.61 exceeds fees threshold of $3,155.00 over by +$364.61.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $2,887.50
Points - Loan Discount Fee paid by borrower: $632.11."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents. The available CD dated xx/xx/2018 is incomplete."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			597	Not Applicable
13520025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$881.25	03/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	688	Not Applicable	46.817%	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2024	XXXX	Not Applicable	5.000%	XXXX	09/XX/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens were found. Annual county taxes for 2024 were paid in the amount of $881.25 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $843.42 which was applied for the due date of xx/xx/2025. The current monthly P&I is $323.06 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
As per the collection comment dated xx/xx/2024, the RFD was an illness of the borrower.
The loan was modified on xx/xx/2024 with principal balance of $XXXX.
As per the collection comment dated xx/xx/2024, there is payment related dispute. Further details are not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement signed between the borrower Tina R. Lewis and lender Nationstar Mortgage LLC with an effective date of xx/xx/2024 shows the new modified unpaid principal balance is $XXXX. The borrower agreed to pay the modified monthly P&I of $323.06 with a modified interest rate of 5.000% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 555 |---| -195 |----| -35.13513% Comment: Amortization term is 360. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -19 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 555   Variance: -195   Variance %: -35.13513%   Comment: Loan Original Maturity term Months is 360.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -18 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.730%   Tape Value: 52.860%   Variance: 5.870%   Variance %: 5.87000%   Comment: Original CLTV Ratio Percent is 58.730%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.730%   Tape Value: 52.860%   Variance: 5.870%   Variance %: 5.87000%   Comment: Original Standard LTV is 58.730%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction Per HUD-1 is purchase.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Purpose Per Application is Purchase. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan boarded with NSM acquisition of PACU. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.81%, as the borrower’s income is $1,935.25 and total expenses are in the amount of $906.02. The loan was underwritten by DU (Locator#0709814396_AUFINDING_016532EF-41FE-464E-8FFC-C71FAA841144) and its recommendation is Approve/Eligible with a DTI of 46.82%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			512	Not Applicable
86358835	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,022.72	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	38.728%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is one prior mortgage against the subject property originated xx. There is one prior child support lien against xx. There is one prior state tax lien against xx. The SSN on the provided document is inconsistent with the borrower. The first and second installments of county taxes for 2024/2025 have been paid in the amount of $4,022.72. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $773.78, which was applied for the due date of xx/xx/2025. The current UPB as per payment history is $XXXX. The current P&I, as per payment history, is $773.78 with an interest rate of 10.500%.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per payment history is $XXXX.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per seller tape data, the subject property is owner-occupied.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 72.187%   Tape Value: 100.000%   Variance: -27.813%   Variance %: -27.81300%   Comment: 72.187%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 72.187%   Tape Value: 14.860%   Variance: 57.327%   Variance %: 57.32700%   Comment: 72.187%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Cash out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 164   Tape Value: 165   Variance: -1   Variance %: -0.60606%   Comment: 164   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission Finance Charge test. Finance charge disclosed on final CD as $71,295.56. Calculated finance charge is $71,348.56 for an under disclosed amount of -$53.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects Loan Origination Fee $800.00. Final CD dated xx/xx/2023 reflects Loan Origination Fee at $1,337.00. This is an increase of $537.00 for charges that cannot increase. Subject loan is refinance case, originated on xx/xx/2023 and the 3-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test due to, LE dated xx/xx/2023 reflects the sum of Section C fees and Recording fee at $492.00. CD dated xx/xx/2023 reflects the sum of Section C and Recording fee at $600.00. This is a cumulative increase of $58.80 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is not available. Subject loan is refinance case, originated on xx/xx/2023 and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $66,961.85."
* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 11.025% exceeds APR threshold of 10.290% over by +0.735%. The subject loan is a second lien and the first lien is escrowed. Loan failed the Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.939% exceeds APR threshold of 10.290% over by +0.649%. Loan failed the CA AB 260 Higher-Priced Mortgage loan test due to an APR calculated at 11.025% exceeds APR threshold of 10.290% over by +0.735%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			558	Not Applicable
63237123	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,422.40	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	29.597%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $1,422.40 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,367.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,092.65 with an interest rate of 3.250%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN no. reflects XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2017   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.744%   Tape Value: 79.740%   Variance: 0.004%   Variance %: 0.00400%   Comment: CLTV reflects 79.744%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 79.744% Tape Value: 79.740% Variance: 0.004% Variance %: 0.00400% Comment: LTV reflects 79.744%. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XXXX. The current UPB is $89K." * Loan does not conform to program guidelines (Lvl 3) "The tape shows "early payment default." As per the PH as of xx/xx/2025, the XXX is current with the loan, and the next due date is xx/xx/2025. The current UPB is $89,667.19."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
23917240	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,161.93	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	735	44.915%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated on xx. The first and second installments of county taxes for 2024 have been paid in the amount of $5,019.45 on xx/xx/2024 and xx/xx/2024. The first and second installments of county taxes for 2025 are due in the amount of $5,161.93 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $948.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.52 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Current Legal Status is Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.343%   Tape Value: 100.000%   Variance: -41.657%   Variance %: -41.65700%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.343%   Tape Value: 12.660%   Variance: 45.683%   Variance %: 45.68300%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 226 Tape Value: 225 Variance: 1 Variance %: 0.44444% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $97,685.89." * Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			635	631
69938337	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	No	Not Applicable	First		$0.00	$1,503.21	03/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	36.404%	First	Final policy	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active liens and judgments have been found. The 1st installment of town taxes for 2025 was paid in the amount of $1,503.22 on xx/xx/2025. The 2nd installment of town taxes for 2025 is paid in the amount of $1,503.21 on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,059.91, which was applied due to the date for xx/xx/2025. The current P&I is $2,400.12, and the interest rate is 7.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. The RFD is unable to be determined. No foreclosure activity has been found. No post-close bankruptcy record has been found. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. XXX has been an xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
20521411	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,716.50	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	786	43.939%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property originated xx. There is a mechanic's lien against the subject property in favor ofxx. There is an active PACE lien against the subject property in favor xx. The annual installment of county taxes for 2024 has been paid in the amount of $1,598.02 on xx/xx/2025. The sewer charges for 2025 are delinquent in the amount of $94.39, which is payable through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $379.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $379.41 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The RFD is unable to determine.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
XXX1 and XXX2 xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.939% Tape Value: 43.000% |---| 0.939% |----| 0.93900% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.831%   Tape Value: 42.830%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 34.014%   Tape Value: 100.000%   Variance: -65.986%   Variance %: -65.98600%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 34.014% Tape Value: 8.640% Variance: 25.374% Variance %: 25.37400% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.94%. The Lender excluded a debt. Further details not provided. Lender defect. Revised DTI 51.93%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. Both XXX’s are retired and received SSI. FICO 769. $305K equity in the subject. 1X30 since inception. $XXXX residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects appraisal fee at $420.00. Final CD dated xx/xx/2024 reflects appraisal fee at $545.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per the seller's tape data, early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $39,477.43."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.348% exceeds APR threshold of 10.080% over by +0.268%. The subject loan is a second lien. The first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 10.322% exceeds APR threshold of 10.080% over by +0.242%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	741
23943606	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,257.38	03/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	746	44.828%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor of xx. The 1st and 2nd installments of county taxes for 2024/2025 are due in the amount of $4,257.38. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $940.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $940.31 with an interest rate of 9.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property was occupied by the owner.
CCs do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX1 has xx.
XXX2 has xx.
XXX2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.828% Tape Value: 44.000% |---| 0.828% |----| 0.82800% Comment: DTI reflects 44.828%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.842%   Tape Value: 15.840%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing ratio reflects 15.842%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: 1-0039720437774284   Variance:    Variance %:    Comment: MERS MIN no. reflects XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.444%   Tape Value: 100.000%   Variance: -15.556%   Variance %: -15.55600%   Comment: CLTV reflects 84.444%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.444%   Tape Value: 22.220%   Variance: 62.224%   Variance %: 62.22400%   Comment: LTV reflects 84.444%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 235 Tape Value: 236 Variance: -1 Variance %: -0.42372% Comment: 235. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file shows XXX2 did not received CD 3 days prior to closing. Infinity compliance result shows loan failed TRID timing and delivery test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the Qualified Mortgage APR Threshold Test because the calculated APR of 10.247% exceeds the APR threshold of 9.590% by +0.657%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the Nonrefundable prepaid finance charge test points and fees test due to fees charged of $4,328.70, exceeding the fees threshold of $2,000.00 by +$2,328.70.  The below fees were included in the test: Document Signing Fee paid by Borrower: $145.00 Loan Origination Fee paid by Borrower: $2,000.00 Mortgage Insurance Premium $0.00 Mortgage Insurance Premium $0.00 Points—Loan Discount Fee paid by Borrower: $1,880.00 Prepaid interest paid by borrower: $133.70 Recording Service Fee paid by Borrower: $25.00 Settlement or Closing Fee paid by borrower: $145.00

The loan fails the late fees test due to fees charged of $47.02 exceeding the fees threshold of $25.00 by +$22.02."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. The initial LE dated xx/xx/2024 reflects points—loan discount fee $255.00. The final CD, dated xx/xx/2024, reflects points—loan discount fee—at $1,880.00. This is an increase of +$1,625.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2024, and the 3-year SOL is active.

The loan failed the initial closing disclosure delivery date test because the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date or closing/settlement date if no consummation date is provided for the transaction."
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "The loan fails the GSE (Fannie Mae public guidelines) QM APR test because the APR calculated at 10.247% exceeds the APR threshold of 9.590% by +0.657%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 10.268% exceeds the APR threshold of 9.590% by +0.678%. Subject is a second lien. First lien is escrowed. The loan failed the Qualified Mortgage xx."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	746
47065606	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,086.34	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	37.308%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated on xx The annual installment of county taxes for 2024 has been paid in the amount of $1,086.34 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $392.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $392.66 with an interest rate of 10.250%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine the RFD. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.308% Tape Value: 37.000% |---| 0.308% |----| 0.30800% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.894%   Tape Value: 22.890%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.175%   Tape Value: 100.000%   Variance: -32.825%   Variance %: -32.82500%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 67.175% Tape Value: 17.940% Variance: 49.235% Variance %: 49.23500% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows "early payment default." As per the PH as of xx/xx/2025, the XXX is current with the loan, and the next due date is xx/xx/2025. The current UPB is $39,579.65."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.950% exceeds APR threshold of 10.100% over by +0.850%. Subject is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.812% exceeds APR threshold of 10.100% over by +0.712%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			684	Not Applicable
78005603	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,758.00	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	30.160%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $1,758.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $530.31 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $530.31 with an interest rate of 10.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.160% Tape Value: 30.000% |---| 0.160% |----| 0.16000% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.212%   Tape Value: 26.210%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per deed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 39.389%   Tape Value: 100.000%   Variance: -60.611%   Variance %: -60.61100%   Comment: 39.389%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 39.389% Tape Value: 7.480% Variance: 31.909% Variance %: 31.90900% Comment: 39.389% Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Foreclosure Rescission Finance charge of $47,873.88 exceeds Disclosed Finance charge of $47,938.54 over by -$64.66. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years." * Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $47,899.32."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.669% exceeds APR threshold of 9.880% over by +0.789%. Subject is a second lien. First lien is escrowed. Loan failed the Qualified Mortgage Safe Harbor Threshold due to an APR calculated at 10.669% exceeds APR threshold of 9.880% over by +0.789%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	Not Applicable
553404	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,450.48	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	40.052%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor xx. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,450.48 on xx/xx/2024 & xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $382.70, which was applied for the due date of xx/xx/2025. The current P&I is $382.70 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.052% Tape Value: 40.000% |---| 0.052% |----| 0.05200% Comment: Borrower DTI Ratio Percent is 40.052% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.553%   Tape Value: 26.550%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing Ratio per U/W (Initial Rate) is 26.553%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is No Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number is XXXX   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 83.706%   Tape Value: 100.000%   Variance: -16.294%   Variance %: -16.29400%   Comment: Original CLTV ratio Percent is 83.706%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 83.706% Tape Value: 27.590% Variance: 56.116% Variance %: 56.11600% Comment: Original Standard LTV(OLTV) is 83.706% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Unrelated Transactional Fees Test.  The below fee was included in the test: Flood Certification—Single Charge or Life of Loan paid by Borrower: $5.00  Loan fails Lender Retained Fees Test. The below fee was included in the test: Points—Loan Discount Fee paid by Borrower: $1,002.80"
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $54,081.74. The calculated finance charge is $54,222.74 for an under-disclosed amount of -$141.00.  The loan failed the TILA Foreclosure Rescission Finance Charge Test. Finance charge disclosed on final CD as $54,081.74. The calculated finance charge is $54,187.74 for an under-disclosed amount of -$106.00. The subject loan is a refinance originated on xx/xx/2024 and the 3-year TILA SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2024 does not reflect the appraisal fee. CD dated xx/xx/2024 reflects an appraisal fee of +$400.00. The loan estimate dated xx/xx/2024 reflects Points—Loan Discount Fee at $653.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at +$349.80. This is a cumulative increase in fees of $749.80 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance originated on xx/xx/2024 and the 3-year TILA SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape defect is an early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $39,132.10."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.764% exceeding the APR threshold of 10.020% by +0.744%. Subject is a second lien. First lien is escrowed. Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.764%, exceeding the APR threshold of 10.020% by +0.744%."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
71754057	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,981.03	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	40.552%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor of xx. The annual county tax for 2024 has been paid in the amount of $1,981.03 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $379.41, which was applied for the due date of xx/xx/2025. The current P&I is $379.41 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 40.552% Tape Value: 40.000% |---| 0.552% |----| 0.55200% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.599%   Tape Value: 29.590%   Variance: 0.009%   Variance %: 0.00900%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 46.189%   Tape Value: 100.000%   Variance: -53.811%   Variance %: -53.81100%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 46.189% Tape Value: 13.030% Variance: 33.159% Variance %: 33.15900% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Document Signing Fee paid by Borrower: $145.00
Recording Service Fee paid by Borrower: $25.00."
* Loan does not conform to program guidelines (Lvl 3)     "The tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $39,394.06."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.470% exceeds APR threshold of 9.970% over by +0.500%. The subject loan is second lien and the first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 10.431% exceeds APR threshold of 9.970% over by +0.461%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
71275630	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,785.14	03/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	43.738%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor xx. The annual county tax for 2024 has been paid in the amount of $1,785.14 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $604.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $604.06 with an interest rate of 10.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower has been approved for a 3-month forbearance plan from xx/xx/2025 to xx/xx/2025.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: XXXX Tape Value: H. |---| |----| Comment: Middle name reflects XXXX. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.738%   Tape Value: 43.000%   Variance: 0.738%   Variance %: 0.73800%   Comment: DTI reflects 42.531%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.597%   Tape Value: 35.590%   Variance: 0.007%   Variance %: 0.00700%   Comment: Housing ratio reflects 34.391%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: 1-0039720437270408   Variance:    Variance %:    Comment: XXXX   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 85.075%   Tape Value: 100.000%   Variance: -14.925%   Variance %: -14.92500%   Comment: CLTV reflects 85.075%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.075%   Tape Value: 13.430%   Variance: 71.645%   Variance %: 71.64500%   Comment: LTV reflects 85.075%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 115 Tape Value: 114 Variance: 1 Variance %: 0.87719% Comment: 115 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure receipt date is after the revised closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2024 reflects Points—Loan Discount Fee $648.00 and Loan Origination Fee $826.00. Final CD dated xx/xx/2024 reflects Points—Loan Discount Fee at $733.50 and Loan Origination Fee at $900.00. This is a cumulative increase of $159.5 for charges that cannot increase.  Loan failed charges that in total cannot increase more than 10% tolerance test due to LE dated xx/xx/2024 reflects the sum of Section C fees and recording fees at $450. However, CD dated xx/xx/2024 reflects the sum of Section C fees and the recording fee at $703.00. This is a cumulative increase of $208.00 for charges that in total cannot increase more than 10%. Valid COC for the increase in fee is not available. Subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $43,455.42."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 11.710% exceeding the APR threshold of 9.970% by +1.740%. Subject is a second lien. First lien is escrowed. Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 11.324%, exceeding the APR threshold of 9.970% by +1.354%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			75	Not Applicable
97473681	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,815.59	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	26.933%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor of xx. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $6,815.59 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $415.79, which was applied for the due date of xx/xx/2025. The current monthly P&I is $415.79 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine the RFD. No foreclosure activity has been found. No post-close bankruptcy record has been found. No information has been found related to damage or repairs. As per the tape, the subject property is owner-occupied. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 26.933% Tape Value: 28.000% |---| -1.067% |----| -1.06700% Comment: XXX DTI Ratio percent 26.93% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.482%   Tape Value: 18.080%   Variance: -0.598%   Variance %: -0.59800%   Comment: Housing Ratio Per U/W 17.48%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number XXXX   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 52.504%   Tape Value: 100.000%   Variance: -47.496%   Variance %: -47.49600%   Comment: Original CLTV Ratio percent 52.504%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 52.504% Tape Value: 6.630% Variance: 45.874% Variance %: 45.87400% Comment: Original Standard LTV 52.504% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XXXX. Current UPB $44K."
* Compliance Testing (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated xx. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2024 reflects Points—Loan Discount fee at $902.00. CD dated xx reflects Points - Loan Discount fee at $909.90. This is a cumulative increase in fees of $7.90 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated onxx, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $44,334.67."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed CA AB 260 Higher-Priced Mortgage Loan test due to an APR calculated at 10.087% exceeding the APR threshold of 10.00% by +0.087%. The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 10.087% exceeding the APR threshold of 10.00% by +0.087%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.087% exceeding the APR threshold of 10.000% by +0.087%. Subject is a second lien. First lien is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	Not Applicable
72952203	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,172.58	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	40.183%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active prior mortgage against the subject property in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $2,172.58 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $457.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $457.93 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.183% Tape Value: 40.000% |---| 0.183% |----| 0.18300% Comment: Borrower DTI Ratio Percent is 40.008% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.394%   Tape Value: 39.390%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio per U/W(Initial Rate) is 39.219%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.680%   Tape Value: 100.000%   Variance: -41.320%   Variance %: -41.32000%   Comment: Original CLTV Ratio Percent is 58.680%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 58.680% Tape Value: 12.220% Variance: 46.460% Variance %: 46.46000% Comment: Original Standard LTV(OLTV) is 58.680% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Loan Origination Fee Test due to fees charged $1,000.00. Exceeds the fees threshold of $50.00, over by +$950.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $649.00. CD dated xx reflects the sum of Section C and Recording fee at $710.00. This is a cumulative increase of +$61.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.  The subject loan originated on xx, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $49,480.52."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.032%, exceeding the APR threshold of 9.970% by +0.062%. The subject and the first lien are not escrowed. The subject loan originated on xx, and the 1-year affirmative defense period is expired."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			562	Not Applicable
47806862	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,151.96	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	777	42.030%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated xx. The first installment of county taxes for 2024 is paid in the amount of $3,075.98 on xx/xx/2025. The second installment of county taxes for 2024 is due in the amount of $3,075.98 on xx/xx/2025. There are delinquent water/sewer charges in the amount of $105.43 with the good-through date of xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $482.51, which was applied for the due date of xx/xx/2025. The current P&I is $482.51 with an interest rate of 10.000%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. The RFD is unable to be determined. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX1 has xx. XXX2 has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.030% Tape Value: 42.000% |---| 0.030% |----| 0.03000% Comment: XXX DTI ratio 42.030%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.333%   Tape Value: 30.330%   Variance: 0.003%   Variance %: 0.00300%   Comment: housing ratio percent 30.33%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS numner XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.734%   Tape Value: 100.000%   Variance: -21.266%   Variance %: -21.26600%   Comment: CTV percent 78.734%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 78.734% Tape Value: 9.040% Variance: 69.694% Variance %: 69.69400% Comment: OLTV 9.040% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows "early payment default." As per the PH as of xx/xx/2025, the XXX is current with the loan, and the next due date is xx/xx/2025. The current UPB is $49,512.69."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.783% exceeding the APR threshold of 9.970% by +0.813%. The subject loan is a second lien. First lien is escrowed Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.770% exceeds APR threshold of 9.970% over by +0.800%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	753
41315154	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,591.33	03/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	36.285%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated on xx. The annual installments of county taxes for 2024-2025 have been paid in the amount of $5,591.33 on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $574.05, which was applied for the due date of xx/xx/2025. The current P&I is $574.05 with an interest rate of 9.875%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. As per the comment dated xx/xx/2024, the RFD was excessive obligations. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.285% Tape Value: 36.000% |---| 0.285% |----| 0.28500% Comment: DTI is 36.285%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.792%   Tape Value: 35.790%   Variance: 0.002%   Variance %: 0.00200%   Comment: Hsg ratio is 35.792%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MIN# is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.830%   Tape Value: 100.000%   Variance: -36.170%   Variance %: -36.17000%   Comment: CLTV is 63.830%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 63.830% Tape Value: 12.770% Variance: 51.060% Variance %: 51.06000% Comment: LTV is 63.830%. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Revised CD dated xx/xx/2024 is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $653.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,135.80.
Loan estimate dated xx/xx/2024 reflects Loan Origination Fee at $1,000.00. CD dated xx/xx/2024 reflects Loan Origination Fee at $1,200.00.
This is a cumulative increase in fee of +$682.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows "early payment default." As per the PH as of xx/xx/2025, the XXX is current with the loan, and the next due date is xx/xx/2025. The current UPB is $59,079.43."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.563% exceeds APR threshold of 10.100% over by +0.463%." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.637% exceeding the APR threshold of 10.100% by +0.537%. The subject loan is a second lien. First lien is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
80741054	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,912.10	02/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	19.477%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated onxx. The first and second installments of county taxes for 2024 have been paid in the amount of $2,912.10 on xx/xx/2024 and xx/xx/2024. The first and second installments of county taxes for 2025 are due in the amount of $2,379.31 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $474.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $474.26 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.   The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the reason for default is the death of the borrower.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 19.477% Tape Value: 19.000% |---| 0.477% |----| 0.47700% Comment: XXX DTI ratio percent 19.477%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: XXXX  Tape Value: XXXX   Variance:    Variance %:    Comment: XXX last name is XXXX.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.628%   Tape Value: 15.620%   Variance: 0.008%   Variance %: 0.00800%   Comment: Housing ratio percent 15.628%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 48.116%   Tape Value: 100.000%   Variance: -51.884%   Variance %: -51.88400%   Comment: CLTV 48.116%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 48.116% Tape Value: 12.200% Variance: 35.916% Variance %: 35.91600% Comment: LTV 48.116%. Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows that early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $49,583.56."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.258% exceeds the APR threshold of 9.950% over by +0.308%. The subject loan is a second lien. The first lien is escrowed. The loan failed the Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.217% exceeds the APR threshold of 9.950% over by +0.267%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			589	Not Applicable
91008257	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,708.05	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	771	22.801%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property that was originated on xx. The first installment of county taxes for 2024 has been paid in the amount of $3,363.51 on xx/xx/2025. The second installment of county taxes for 2024 is due in the amount of $3,344.54 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $599.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $599.03 with an interest rate of 10.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 22.801% Tape Value: 22.000% |---| 0.801% |----| 0.80100% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.886%   Tape Value: 18.880%   Variance: 0.006%   Variance %: 0.00600%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.277%   Tape Value: 100.000%   Variance: -22.723%   Variance %: -22.72300%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 77.277% Tape Value: 17.910% Variance: 59.367% Variance %: 59.36700% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $55,956.33."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.987% exceeds APR threshold of 9.970% over by +1.017%. The subject loan is a second lien. The first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 10.941% exceeds APR threshold of 9.970% over by +0.971%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	793
31843560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,695.05	03/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	752	41.111%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated xx.
There is a prior active mortgage against the subject property in favor of xx.
There are 18 prior civil judgments active against the borrower in favor of xx.
There are 7 prior state tax liens active against the borrower in favor of xx.
There is a prior hospital lien active against the borrower in favor of xx.
The first installment of town taxes for 2025 was paid in the amount of $2,695.06 on xx/xx/2025.
The second installment of town taxes for 2025 is due in the amount of $2,695.06 on xx/xx/2025.
The annual utilities/MUD charges for 2025 are paid in the amount of $200.00 on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $574.05, which was applied for the due date of xx/xx/2025. The current P&I is $574.05 with an interest rate of 9.875%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Collection comment does not state RFD. As per seller’s tape data, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. XXX1 has xx. XXX2 receives xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.111% Tape Value: 41.000% |---| 0.111% |----| 0.11100% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.725%   Tape Value: 34.720%   Variance: 0.005%   Variance %: 0.00500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.222%   Tape Value: 100.000%   Variance: -46.778%   Variance %: -46.77800%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.222%   Tape Value: 8.890%   Variance: 44.332%   Variance %: 44.33200%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 235 Tape Value: 234 Variance: 1 Variance %: 0.42735% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the second lien prohibited fees test. The following fee was included in the test: Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00." * Loan does not conform to program guidelines (Lvl 3) "Tape defect shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $59,334.94."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.612% exceeds APR threshold of 10.500% over by +0.112%. The subject loan is a second lien. The first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 10.512% exceeds APR threshold of 10.500% over by +0.012%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	659
54715222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	XXX	$0.00	$6,176.45	03/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	702	43.012%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property originated on xx. There is an HOA lien against the subject property in favor of RHC Master Association, Inc., which was recorded on xx/xx/2025 in the amount of $3,417.38. The annual county taxes for 2024 have been paid in the amount of $5,929.39 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $579.46 (PITI), which was applied on xx/xx/2025. The current P&I is $579.46 with an interest rate of 10.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to determine.
As per the seller's tape data, the occupancy of the subject property is owner-occupied.
XXX 1 receives xx.
XXX 2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 43.012% Tape Value: 43.000% |---| 0.012% |----| 0.01200% Comment: XXX DTI 43.012% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.952%   Tape Value: 20.950%   Variance: 0.002%   Variance %: 0.00200%   Comment: Hosing ratio 20.952%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.244%   Tape Value: 100.000%   Variance: -32.756%   Variance %: -32.75600%   Comment: CLTV 67.244%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 67.244% Tape Value: 9.240% Variance: 58.004% Variance %: 58.00400% Comment: LTV 9.240%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $148,116.11. The calculated finance charge is $148,169.11 for an under-disclosed amount of -$53.00.

The loan failed the TILA post-consummation revised closing disclosure foreclosure rescission finance charge test. Finance charge disclosed on final CD as $148,116.11. The calculated finance charge is $148,204.11 for an under-disclosed amount of -$88.00.

The subject loan is a refinance case; it originated on xx/xx/2024, and the SOL is 3 years active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $63,699.85."
																																																																																							* Missing Required Disclosures (Lvl 3) "SSPL is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test due to an APR calculated at 11.074% exceeds the APR threshold of 10.400% over by+0.674%. Subject is a second lien. First lien is escrowed. The loan failed the qualified safe harbor threshold test due to an APR calculated at 11.019% exceeds the APR threshold of 10.400% over by +0.619%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	751
78485858	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,765.54	03/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	19.032%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st installment of town taxes for 2025 was paid in the amount of $1,691.39 on xx/xx/2025.
The 2nd installment of town taxes for 2025 is due in the total amount of $1,691.38 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $683.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $683.66 with an interest rate of 9.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 19.032% Tape Value: 19.000% |---| 0.032% |----| 0.03200% Comment: XXX DTI ratio at 19.032%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.831%   Tape Value: 13.830%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio at 13.831%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 57.783%   Tape Value: 100.000%   Variance: -42.217%   Variance %: -42.21700%   Comment: CLTV at 57.783%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 57.783% Tape Value: 13.210% Variance: 44.573% Variance %: 44.57300% Comment: LTV at 57.783%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for prohibited fees test.
The below fee was included in the test:
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00."
* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $63,815.34."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 10.245% exceeds APR threshold of 9.860% over by +0.385%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.295% exceeds the APR threshold of 9.860% over by +0.435%. The subject loan is a second lien. The first lien is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
26098537	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,055.66	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	702	40.107%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is a prior mortgage against the subject property originated on xx. The annual county taxes for 2024 were paid in the amount of $1,034.55 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $951.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $951.49 with an interest rate of 10.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape the subject property is owner occupied.
XXX 1 receives xx.
XXX 2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.107% Tape Value: 40.000% |---| 0.107% |----| 0.10700% Comment: Borrower DTI Ratio percent is 40.107% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number is XXXX   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.478%   Tape Value: 100.000%   Variance: -28.522%   Variance %: -28.52200%   Comment: Original OLTV Ratio percent is 71.478%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 71.478% Tape Value: 20.870% Variance: 50.608% Variance %: 50.60800% Comment: Original standard LTV is 71.478% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $69,477.21."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test due to an APR calculated at 11.008% exceeds the APR threshold of 10.020% over by +0.988%. Subject is a second lien. First lien is escrowed. The loan failed the qualified safe harbor threshold test due to an APR calculated at 11.001% exceeds the APR threshold of 10.020% over by +0.981%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	653
79144111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,950.96	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	796	28.055%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual county taxes for 2024 have been paid in the amount of $1,950.96 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $719.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $719.24 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. RFD is unable to be determined. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape, the subject property occupancy is owner-occupied. No details pertaining to the damage to the subject property have been observed. XXX1 has xx. XXX2 has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 28.055% Tape Value: 28.000% |---| 0.055% |----| 0.05500% Comment: Borrower DTI ratio percent is 28.055%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.534%   Tape Value: 27.570%   Variance: -0.036%   Variance %: -0.03600%   Comment: Housing ratio per U/W is 27.534%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS Min number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 76.000%   Tape Value: 100.000%   Variance: -24.000%   Variance %: -24.00000%   Comment: Original CLTV is 76.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.000%   Tape Value: 11.000%   Variance: 65.000%   Variance %: 65.00000%   Comment: Original standard LTV is 76.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 115 Tape Value: 114 Variance: 1 Variance %: 0.87719% Comment: Stated remaining term is 115. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $52,758.09."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.787% exceeds APR threshold of 9.940% over by +0.847%." * Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.897% exceeding the APR threshold of 9.940% over by +0.957%. The subject loan is second lien. First lien is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	730
51142879	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,602.18	03/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	29.650%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that originated on xx The first installment of county taxes for 2024 has been paid in the amount of $1,301.09 on xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $1,301.09 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $512.67 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $512.67 with an interest rate of 9.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX hasxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 29.650% Tape Value: 29.000% |---| 0.650% |----| 0.65000% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.813%   Tape Value: 23.810%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per deed.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 46.768%   Tape Value: 100.000%   Variance: -53.232%   Variance %: -53.23200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 46.768%   Tape Value: 8.780%   Variance: 37.988%   Variance %: 37.98800%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 233 Tape Value: 234 Variance: -1 Variance %: -0.42735% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Foreclosure Rescission Finance charge of $70,972.40 exceeds Disclosed Finance charge of $71,032.00 over by -$59.60. Subject loan is a refinance, originated on xx and the SOL is 3 years.
Loan failed TILA Foreclosure Rescission Finance charge of $70,972.40 exceeds Disclosed Finance charge of $71,067.00 over by -$94.60. Subject loan is a refinance, originated on xx/xx/2024 and the SOL is 3 years."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $54,364.56."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.294% exceeds APR threshold of 9.950% over by +0.344%. The subject loan is second lien and first lien is escrowed. Loan failed the Qualified Mortgage Safe Harbor Threshold due to an APR calculated at 10.283% exceeds APR threshold of 9.950% over by +0.333%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	Not Applicable
54141008	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,711.52	03/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	40.718%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on . There is an active prior mortgage against the subject property in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $3,711.52 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $654.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $654.84 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2024, the RFD is an increase in housing-related expenses.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 40.718% Tape Value: 40.000% |---| 0.718% |----| 0.71800% Comment: DTI is 40.718%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.718%   Tape Value: 40.710%   Variance: 0.008%   Variance %: 0.00800%   Comment: Housing ratio 40.718%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MIN no. is XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.988%   Tape Value: 100.000%   Variance: -20.012%   Variance %: -20.01200%   Comment: CLTV is 79.988%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 79.988% Tape Value: 26.090% Variance: 53.898% Variance %: 53.89800% Comment: CLTV is 79.988%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $70,406.50." * Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			658	Not Applicable
917625	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,259.59	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	792	26.481%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property originated on xx. The annual combined taxes for year of 2024 have been paid in the amount of $3,259.59 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $668.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $668.78 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 26.481% Tape Value: 26.000% |---| 0.481% |----| 0.48100% Comment: XXX DTI 26.481%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.183%   Tape Value: 18.180%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio 18.183%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.000%   Tape Value: 100.000%   Variance: -30.000%   Variance %: -30.00000%   Comment: CLTV 70%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 70.000% Tape Value: 17.440% Variance: 52.560% Variance %: 52.56000% Comment: OLTV 17.44%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the second lien prohibited fees test. The following fees were included in the test:
Loan Origination Fee paid by Borrower: $1,500.00
Points - Loan Discount Fee paid by Borrower: $1,878.75."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $1,824.00. Final CD datedxx reflects Points - Loan Discount Fee at $1,878.75. This is an increase in fee of +$54.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated onxx and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $72,162.58."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			800	762
87565817	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$13,763.06	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	24.572%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The 1st installment of town taxes for 2025 was paid in the amount of $3,440.77 on xx/xx/2025. The 2nd installment of town taxes for 2025 is due in the total amount of $3,440.76 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $772.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $772.20 with an interest rate of 10.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for the default.
As per the tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 24.572% Tape Value: 24.000% |---| 0.572% |----| 0.57200% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 10.626%   Tape Value: 10.620%   Variance: 0.006%   Variance %: 0.00600%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.032%   Tape Value: 100.000%   Variance: -44.968%   Variance %: -44.96800%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 55.032% Tape Value: 8.060% Variance: 46.972% Variance %: 46.97200% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulations for the prohibited fees test.
The following fee was included in the test:
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $55.00. This is an increase in fee of +$55.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $77,286.59."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.835% exceeds APR threshold of 10.020% over by +0.815%. The subject loan is a second lien. The first lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.737% exceeds APR threshold of 10.020% over by +0.717%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			654	Not Applicable
32874164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,039.70	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	33.547%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. There is a prior child support lien found against the borrower in favor of xx. The 1st installment of town taxes for 2025 was paid in the total amount of $1,759.93 on xx/xx/2025. The 2nd installment of town taxes for 2025 is due in the total amount of $1,759.92 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $755.77, which was applied for the due date of xx/xx/2025. The current monthly P&I is $755.77 with an interest rate of 9.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property has been occupied by owner.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.547% Tape Value: 33.000% |---| 0.547% |----| 0.54700% Comment: XXX DTI Ratio percent 33.54% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.931%   Tape Value: 19.930%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio per U/w   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active Not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number XXXX   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 73.492%   Tape Value: 100.000%   Variance: -26.508%   Variance %: -26.50800%   Comment: Original CLTV Ratio percent 73.49%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 73.492% Tape Value: 20.490% Variance: 53.002% Variance %: 53.00200% Comment: Original Standard LTV 73.49% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails NJ state regulations prohibited test.
The below fees were included in the test:
Title Property Report paid by Borrower: $96.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape defect shows early payment default. Further details not provided. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $82,472.26."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
66232321	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,173.64	02/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	42.679%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. There is an active prior judgment located at “XXXX” against the borrower in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $1,173.64 on xx/xx/2024. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $1,173.64 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $401.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $401.27 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per tape data, the property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.679% Tape Value: 42.000% |---| 0.679% |----| 0.67900% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.475%   Tape Value: 31.470%   Variance: 0.005%   Variance %: 0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.237%   Tape Value: 100.000%   Variance: -28.763%   Variance %: -28.76300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 71.237%   Tape Value: 20.000%   Variance: 51.237%   Variance %: 51.23700%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 237 Tape Value: 238 Variance: -1 Variance %: -0.42016% Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show two closing disclosures sent on xx, and the CD wasn't viewed by both the XXXs within the required time frame. A receipt of CD from the non-borrowing spouse is missing from the loan documents. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points loan discount fee at $880.00. CD dated xx reflects points loan discount fee at $902.00. This is an increase in fee of $22.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.616% exceeds APR threshold of 9.260% over by +0.356%. The subject loan is second lien and the first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated 9.555% exceeds APR threshold of 9.260% over by +0.295%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
92822003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,776.00	03/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	751	44.551%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property which was originated on xx”. There are two prior state tax liens active against the borrower in favor of xx. There is a prior civil judgment active against the borrower in favor of xx. The first and second installments of county taxes for 2024 were paid in the total amount of $5,772.96. The first and second installments of county taxes for 2025 are due in the total amount of $6,776.00. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $507.77, which was applied for the due date of xx/xx/2025. The current P&I is $507.77 with an interest rate of 9.625%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine RFD. As per seller’s tape data, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. XXX1 has xx. XXX2 has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 44.551% Tape Value: 44.000% |---| 0.551% |----| 0.55100% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.156%   Tape Value: 24.150%   Variance: 0.006%   Variance %: 0.00600%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.038%   Tape Value: 100.000%   Variance: -28.962%   Variance %: -28.96200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 71.038% Tape Value: 9.660% Variance: 61.378% Variance %: 61.37800% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB is $52K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as $70,604.74. Calculated finance charge is $70,615.78 for an under disclosed amount of -$11.04. The subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $637.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $736.50. This is a cumulative increase of +$35.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $52,977.65."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.402% exceeding the APR threshold of 9.870% by +0.532 The subject loan is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.402% exceeds APR threshold of 9.870% over by +0.532%"		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	762
41968247	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,443.43	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	37.596%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property which originated on xx. The annual installment of county taxes for 2024 was paid in the amount of $1,443.43 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $369.59, which was applied for the due date of xx/xx/2025. The current P&I is $369.59 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller’s tape data, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
XXX has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.596% Tape Value: 37.000% |---| 0.596% |----| 0.59600% Comment: DTI is 37.596%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:XXXX  Tape Value: XXXX   Variance:    Variance %:    Comment: XXX last name is XXXX   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.257%   Tape Value: 30.250%   Variance: 0.007%   Variance %: 0.00700%   Comment: Housing ratio is 30.257%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MIN no. is   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.609%   Tape Value: 100.000%   Variance: -35.391%   Variance %: -35.39100%   Comment: CLTV is 64.609%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 64.609% Tape Value: 11.390% Variance: 53.219% Variance %: 53.21900% Comment: LTV is 64.609%. Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
85523394	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,445.42	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	759	24.918%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $2,372.05 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.78, which was applied for the due date of xx/xx/2025. The current monthly P&I is $662.78 with an interest rate of 8.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The reason for default is not available.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: 24.918% Tape Value: 24.000% |---| 0.918% |----| 0.91800% Comment: Borrower DTI Ratio Percent is 24.918%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.916%   Tape Value: 13.910%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing Ratio per U/W (Initial Rate ) is 13.916%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.624%   Tape Value: 100.000%   Variance: -44.376%   Variance %: -44.37600%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 55.624% Tape Value: 11.560% Variance: 44.064% Variance %: 44.06400% Comment: Original Standard LTV (OLTV) is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The seller’s tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $73,624.15."
* Missing proof of hazard insurance (Lvl 3)     "The evidence of hazard insurance is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			715	727
59077508	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,626.24	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	28.028%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one prior mortgage open against the subject property originated on xx. The first and second installments of county taxes for 2024 have been paid in the total amount of $3,396.94 on xx/xx/2024 and xx/xx/2024. The first and second installments of county taxes for 2025 are due in the total amount of $3,626.24 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $899.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $899.73 with an interest rate of 9.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
BRW has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 28.028% Tape Value: 28.000% |---| 0.028% |----| 0.02800% Comment: XXX DTI ratio at 28.028%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.705%   Tape Value: 22.700%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing ratio at 22.705%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Appraisal is missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 57.770%   Tape Value: 100.000%   Variance: -42.230%   Variance %: -42.23000%   Comment: CLTV at 57.770%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 57.770% Tape Value: 21.190% Variance: 36.580% Variance %: 36.58000% Comment: LTV at 57.770%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape data shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $98,928.02."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	Not Applicable
78213846	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,844.99	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	40.219%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property originated on xx/xx/2016 in favor of xx. The annual combined taxes for 2024 were paid in the amount of $1,844.99 on xx/xx/2024. No prior year’s delinquent taxes have been found	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $411.40 which was applied for the due date of xx/xx/2025. The current P&I is $411.40 with an interest rate of 9.875%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $XXXX. Collection comment does not state RFD. As per seller’s tape data, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. XXX receives xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.219% Tape Value: 40.000% |---| 0.219% |----| 0.21900% Comment: XXX DTI ratio at 40.219%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.525%   Tape Value: 20.520%   Variance: 0.005%   Variance %: 0.00500%   Comment: Housing ratio at 20.525%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS number is XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.431%   Tape Value: 100.000%   Variance: -28.569%   Variance %: -28.56900%   Comment: CLTV at 71.431%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 71.431%   Tape Value: 17.340%   Variance: 54.091%   Variance %: 54.09100%   Comment: LTV at 71.431%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 232 Tape Value: 231 Variance: 1 Variance %: 0.43290% Comment: Stated remaining term is 232. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $628.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,111.55. This is an increase in fee of +$483.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller’s tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $42,402.75."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.578% exceeding the APR threshold of 10.000% by +0.578%. The subject loan is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.574% exceeds APR threshold of 10.000% over by +0.574%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	Not Applicable
11544110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,162.85	XX/XX/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	764	36.013%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The first installment of county taxes for 2024 has been paid in the amount of xx. The second installment of county taxes for 2024 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,891.44 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,891.44 with an interest rate of 10.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2025, the reason for default is marital difficulties.
As per the collection comments dated xx/xx/2025, the occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 8 months on the job as a xx. XXX1 has prior employment experience as an officer with the xx.
XXX2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 36.013% Tape Value: 36.000% |---| 0.013% |----| 0.01300% Comment: Borrower DTI ratio percent is 36.013%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.260%   Tape Value: 33.250%   Variance: 0.010%   Variance %: 0.01000%   Comment: Housing ratio per U/W is 33.260%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS min number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.155%   Tape Value: 100.000%   Variance: -31.845%   Variance %: -31.84500%   Comment: Original CLTV is 68.155%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.155%   Tape Value: 30.390%   Variance: 37.765%   Variance %: 37.76500%   Comment: Original standard LTV is 68.155%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 233 Tape Value: 231 Variance: 2 Variance %: 0.86580% Comment: Stated remaining term is 233. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 10.368% exceeds APR threshold of 10.000% over by +0.368%.
Loan failed QM APR threshold test due to APR calculated 10.368% exceeds APR threshold of 10.000% over by +0.368%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape data shows early payment default. According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx."
																																																																																							* Missing Required Disclosures (Lvl 3) "SSPL disclosure is missing from loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.389% exceeds APR threshold of 10.000% over by +0.389%. The subject is a second lien. The first lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.368% exceeds APR threshold of 10.000% over by +0.368%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			526	509
13569556	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,747.40	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	24.596%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The annual installment of combined taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $714.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $714.63 with an interest rate of 9.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 8.66 years on the job as a general manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 24.596% Tape Value: 24.000% |---| 0.596% |----| 0.59600% Comment: Borrower DTI Ratio Percent is 24.596%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.596%   Tape Value: 24.590%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing Ratio per U/W (Initial Rate) is 24.596%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is 10-xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.562%   Tape Value: 100.000%   Variance: -22.438%   Variance %: -22.43800%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 77.562% Tape Value: 21.750% Variance: 55.812% Variance %: 55.81200% Comment: Original Standard LTV (OLTV) is 77.562%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at xx exceed APR threshold of 10.020% over by +0.337%. Subject loan is a second lien and the first lien is escrowed. The loan failed the Qualified Mortgage Safe Harbor threshold test due to an APR calculated at 10.298%, exceeding the APR threshold of 10.020% by +0.278%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	Not Applicable
12407717	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,272.44	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	39.502%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The 2nd installment of county taxes for 2024 is due in the amount of xx. The 1st installment of county taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,310.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,310.75 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has 4.16 years on the job as a manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.502% Tape Value: 39.000% |---| 0.502% |----| 0.50200% Comment: Borrower DTI ratio percent is 39.502%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.104%   Tape Value: 28.100%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio per UW is 28.104%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS Min Number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.427%   Tape Value: 100.000%   Variance: -29.573%   Variance %: -29.57300%   Comment: Original CLTV ratio percent 70.427%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 70.427% Tape Value: 20.880% Variance: 49.547% Variance %: 49.54700% Comment: Original Standard LTV is 70.427%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 4-day waiting period requirement from the receipt of the last LE received on xx and the consummation date of xx Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of $3,951.93 over by +$281.07.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 10.378% exceeds APR threshold of 9.900% over by +0.478%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,019.00. Final CD dated xx reflects Points - Loan Discount Fee at $1,493.00. This is an increase in fee of +$474.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,233.00 exceed fees threshold of $3,951.93 over by +$281.07.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $2,740.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $1,493.00 Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 10.378% exceeds APR threshold of 9.900% over by +0.478%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.450% exceeding the APR threshold of 9.900% by +0.550%. The subject loan is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.378% exceeds APR threshold of 9.900% over by +0.478%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
66975134	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,449.39	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	44.118%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2025 has been paid in the amount of xx. The annual installment of school taxes for 2024 has been paid in the amount of xx. The annual installment of village taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $912.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $514.03 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
The tape and appraisal report are subject to the completion of the painting of the exterior side of the property. Tape shows work was scheduled to be completed by August. The estimated cost to cure as per the tape is xx. CCs do not show damage. No evidence has been found regarding repairs completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 4 months on the job as a xx.
XXX had prior employment experience with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -35 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.420%   Variance: 1.768%   Variance %: 1.76800%   Comment: Original CLTV Ratio Percent is 98.188%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.768%   Variance %: 1.76800%   Comment: Original Standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Purchase   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Purpose per Application is Purchase Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report are subject to the completion of the painting of the exterior side of the property. Tape shows work was scheduled to be completed by August. The estimated cost to cure as per the tape is xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect the appraisal re-inspection fee. The CD dated xx reflects an appraisal re-inspection fee of $250.00. This is an increase in fee of +$250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase originated on xx and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.11%, as the borrower's income is $3,466.67 and total expenses are in the amount of xx and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
65464413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,703.80	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	716	33.201%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one prior mortgage against the subject property which was originated on xx. There are two prior civil judgments against the borrower in favor of the State of xx. The annual installment of combined taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,015.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.23 with an interest rate of 10.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The occupancy of the subject property is unable to determine.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 9 months on the job as a xx.
XXX2 has 12 years on the job as a designer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.201% Tape Value: 33.000% |---| 0.201% |----| 0.20100% Comment: XXX DTI at 33.201%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.681%   Tape Value: 25.680%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio at 25.681%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.350%   Tape Value: 100.000%   Variance: -25.650%   Variance %: -25.65000%   Comment: CLTV at 74.350%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV at xx Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "The revised CD dated xx/xx/2024 is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed QM APR threshold test due to APR calculated 11.105% exceeds APR threshold of 9.950% over by +1.155%.

This loan failed the NC rate spread home loan test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the lender fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fee was included in the test:
Loan Origination Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx reflects loan origination fee of $1,800.00. The final CD dated xx reflects loan origination fee of xx This is an increase in fee in the amount of +$200.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case originated on xx and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 11.105% exceeds APR threshold of 9.950% over by +1.155%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.20%. Tape shows XXX was not employed prior to closing. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 has 9 months on the job as a xx."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.217% exceeds the APR threshold of 9.950% over by +1.267%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed QM safe harbor threshold test due to APR calculated 11.105% exceeds APR threshold of 9.950% over by +1.155%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	792
33004502	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,097.92	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	41.143%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was originated on xx. The 1st installment of county taxes for 2024 was paid in the amount of xx. The 2nd installment of county taxes for 2024 is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.89, which was applied for the due date of xx/xx/2025. The current monthly P&I is $605.89 with an interest rate of 9.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has 6.4 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.143% Tape Value: 41.000% |---| 0.143% |----| 0.14300% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.877%   Tape Value: 32.870%   Variance: 0.007%   Variance %: 0.00700%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 72.553%   Tape Value: 100.000%   Variance: -27.447%   Variance %: -27.44700%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the loan does not meet the 3-day waiting period prior to the consummation date for the non-borrowing spouse who received the initial CD on xx Further details not provided." * ComplianceEase TILA Test Failed (Lvl 3) "TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $82,284.38. Calculated finance charge is xx for an under disclosed amount of -$60.70. The subject loan is refinance originated on xx and the 3-year TILA/TRID is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.951% exceed APR threshold of 9.490% over by +0.461%." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.951% exceed APR threshold of 9.490% over by +0.461%. Subject loan is a second lien and the first lien is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	Not Applicable
74124934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,565.45	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	799	39.407%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The annual installment of county taxes for 2024 was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $525.45, which was applied for the due date of xx/xx/2025. The current P&I is $525.45 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 6.58 years on the job as a xx.
XXX2 has 1.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.407% Tape Value: 39.000% |---| 0.407% |----| 0.40700% Comment: Borrower DTI Ratio Percent is 39.407%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.823%   Tape Value: 25.820%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing Ratio per U/W (Initial Rate) is 25.823%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.161%   Tape Value: 100.000%   Variance: -34.839%   Variance %: -34.83900%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 45.81100%   Comment: Original Standard LTV (OLTV) is 65.161%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 237 Tape Value: 238 Variance: -1 Variance %: -0.42016% Comment: Stated Remaining Term is 237. Tape Source: Initial Tape Type:	3: Curable		* LE/CD Issue date test Fail (Lvl 3) "Loan fails compliance delivery and timing test for CD dated xx The document tracker is missing, and 3 business days were added to get the receipt date of xx which is after the consummation date of xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at xx Tape shows XXX2 was not employed at closing. Revised DTI is 58.11%. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 has 6.58 years on the job as a xx, XXX2 has 1.58 years on the job as a xx." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	788
64833732	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,889.15	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	35.893%	First	Final policy	Not Applicable	Not Applicable	02/01/2025	XXXX	Not Applicable	2.875%	XXXX	02/XX/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The subject mortgage is in first lien position. No active liens or judgments found. The first and second installments of county taxes for 2024-2025 were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,215.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $756.42 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
The modification agreement was made between the borrowers, xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5.33 years on the job as a xx.
Additionally, XXX receives alimony and child support income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made betweens, the borrower, xx. The monthly P&I is xx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.89%. The tape shows the lender did not determine XXX's obligation on two disputed tradelines with a total balance remaining of $2,404. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. XXX has 5.33 years on the job as a xx. Additionally, XXX receives xx" * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			548	Not Applicable
44692956	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,333.02	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	710	37.705%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property that was originated on xx. The annual installment of combined taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $535.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $535.78 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the forbearance plan was cancelled.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 2.91 years on the job as a xx.
XXX2 has 1.66 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.705% Tape Value: 37.000% |---| 0.705% |----| 0.70500% Comment: Borrower DTI Ratio percent is 37.705% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.244%   Tape Value: 20.240%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio per U/W is 20.244%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS Min number is xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.457%   Tape Value: 100.000%   Variance: -15.543%   Variance %: -15.54300%   Comment: Original OLTV Ratio percent is 84.457%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 64.377%   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 235 Tape Value: 236 Variance: -1 Variance %: -0.42372% Comment: Stated remaining term is 235 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx."
* Loan does not conform to program guidelines (Lvl 3)     "The seller’s tape shows the borrower attempted forbearance within a short time after origination, triggering repurchase. As per the comment dated xx/xx/2024, the forbearance plan was cancelled."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at xx exceeding the APR threshold of 9.590% by +0.904%. The subject is second lien, and the first lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at xx exceeds APR threshold of 9.590% over by +0.878%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	788
51168035	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,766.34	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	703	44.244%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that was originated on xx. The first and second installments of county taxes for 2024-2025 have been paid in the total amount of xx. The annual installment of water taxes for 2024-2025 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $665.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $665.12 with an interest rate of 10.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX2 has 7 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.244% Tape Value: 44.000% |---| 0.244% |----| 0.24400% Comment: Borrower DTI Ratio Percent is 41.133% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.228%   Tape Value: 36.220%   Variance: 0.008%   Variance %: 0.00800%   Comment: Housing Ratio Per U/W(Initial Rate) is 33.118%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 73.433%   Tape Value: 100.000%   Variance: -26.567%   Variance %: -26.56700%   Comment: Original CLTV Ratio Percent is Unavaialble   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 11.690% Variance: 61.743% Variance %: 61.74300% Comment: Original Standard LTV(OLTV) is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show a TRID violation, as the initial LE was delivered on xx/xx/2024, which was due on xx/xx/2024. Further details not provided. The Infinity compliance report shows the loan failed delivery and timing tests for the initial LE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test due to the loan estimate, settlement services provider list and the homeownership counseling organization disclosure were issued 4 days after initial application date. Initial loan application date is xx and the documents are dated xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx which is more than 3 business days from initial application date xx The subject is a refinance case originated on xx and the 3-year SOL is active."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Loan failed initial LE estimate delivery date test due to the initial LE issue date is xx which is more than 3 business days after the initial loan application date of xx/xx/2024."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.705% exceeds APR threshold of 10.190% over by +0.515%. The subject is second lien. The first lien is escrowed. Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated 10.728% exceeds APR threshold of 10.190% over by +0.538%. Loan failed QM safe harbor threshold test due to APR calculated 10.705% exceeds APR threshold of 10.190% over by +0.515%."		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	726
87900210	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,219.08	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,050.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $936.30 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
XXX’s employment and income could not be determined as credit documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Note Notice of Servicing Transfer Origination Appraisal Right of Rescission Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.612%   Tape Value: 93.610%   Variance: 0.002%   Variance %: 0.00200%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.002% Variance %: 0.00200% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was not modified." * Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved as OO Tape shows XXX misrepresented SE employment as W2. File missing all income docs. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. XXX has been xx."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $288K. Current UPB is $209K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
87221897	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,830.03	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	771	29.274%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one prior mortgage against the subject property originated on xx. First installment of county taxes for 2024 has been paid in the amount of xx. Second installment of county taxes for 2024 has been in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $383.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $383.45 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
XXX1 and XXX2 xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 29.274% Tape Value: 64.000% |---| -34.726% |----| -34.72600% Comment: Borrower DTI Ratio Percent is 29.274% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.274%   Tape Value: 49.090%   Variance: -19.816%   Variance %: -19.81600%   Comment: Housing Ratio Per U/W (Initial Rate) is 29.274   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: XXXX   Variance:    Variance %:    Comment: MERS MIN Number is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 46.964%   Tape Value: 100.000%   Variance: -53.036%   Variance %: -53.03600%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 14.820% Variance: 32.144% Variance %: 32.14400% Comment: Original Standard LTV IS xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 29.27%. Tape shows miscalculation of SSI income. Revised DTI is 64%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 and XXX2 receive social security income, FICO 771, 0X30 since inception, $148K equity in the subject and $XXXX residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the unrelated transactional fees test. The following fee was included in the test: Flood Certification-Single Charge or Life of Loan paid by Borrower: $5.00. The loan failed the lender retained fees test. The following fee was included in the test: Points - Loan Discount Fee paid by Borrower: $313.00."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	782
70784832	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,857.39	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	766	39.714%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property that was originated on xx. The annual installment of county taxes for 2024 has been paid in the amount of xx. The water/sewer charges are delinquent in the amount of xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $716.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $716.67 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX 1 has 31.66 years on the job as a xx.
XXX 2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 39.714% Tape Value: 39.000% |---| 0.714% |----| 0.71400% Comment: DTI reflects 39.569%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.714%   Tape Value: 39.710%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio reflects 39.569%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number reflects xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.873%   Tape Value: 100.000%   Variance: -36.127%   Variance %: -36.12700%   Comment: CLTV reflects 63.873%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 49.053% Variance %: 49.05300% Comment: LTV reflects 63.873%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx."
* Compliance Testing (Lvl 3)     "Tape shows the LE was not delivered within 3 business days from the application date as the LE was delivered on xx and it should have been delivered by xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA Foreclosure Rescission Finance Charge Test. Finance charge disclosed on final CD as $97,836.13. The calculated finance charge is xx for an under-disclosed amount of -$53.00. Subject loan is a refinance, originated on xx  and the 3 years SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test due to LE dated xx which reflects the sum of Section C fees and recording fee at $291.50. The CD dated xx reflects the sum of Section C and the recording fee at $557.00. This is a cumulative increase of +$265.50 for charges that in total cannot increase more than 10%. COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 3)     "Loan fails compliance delivery and timing test for CD dated xx The document tracker is missing, and 3 business days were added to get the receipt date of xx which is after the consummation date of xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS report is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.020%, exceeding the APR threshold of 10.000% by +0.020%. Subject is a second lien. First lien is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	752
53258419	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,616.55	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	41.595%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property that was originated on xx. The annual installment of county taxes for 2024 has been paid in the amount of xx. The water/sewer charges are paid on xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $394.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $394.27 with an interest rate of 9.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.595% Tape Value: 41.000% |---| 0.595% |----| 0.59500% Comment: Borrower DTI ratio per percent is 41.595% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.281%   Tape Value: 34.280%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio per U/W (Initial Rate) is 34.281%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mers MIN number is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.825%   Tape Value: 100.000%   Variance: -41.175%   Variance %: -41.17500%   Comment: Original CLTV ratio percent is 58.825%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 58.825% Tape Value: 8.910% Variance: 49.915% Variance %: 49.91500% Comment: Original standard LTV (OLTV) is 58.825% Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan estimate violation. Further details are not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than 10% in the tolerance test. LE dated xx reflects the sum of Section C fees and the recording fee at $488.40. CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $539.00. This is a cumulative increase of +$50.60 for charges that in total cannot increase more than 10% in a test. COC for the increase in fee is missing from the loan documents.  Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 reflects points—loan discount fee at $676.00. CD dated xx/xx/2024 reflects points—loan discount fee at $1,232.35. This is an increase in fee of +$556.35 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "Loan fails compliance delivery and timing test for CD dated xx The document tracker is missing, and 3 business days were added to get the receipt date of xx which is after the consummation date of xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
76835184	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,085.41	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	43.688%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx. The annual water charges for 2025 have been delinquent in the amount of xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $892.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $892.87 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has 11 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 43.688% Tape Value: 66.000% |---| -22.312% |----| -22.31200% Comment: Borrower DTI ratio percent is 43.688% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.836%   Tape Value: 31.830%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing ratio per U/W (Initial Rate) is 31.836%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mers MIN number is   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraisal date is not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.964%   Tape Value: 100.000%   Variance: -17.036%   Variance %: -17.03600%   Comment: Original CLTV ratio percent is 82.964%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 82.964% Tape Value: 22.420% Variance: 60.544% Variance %: 60.54400% Comment: Original standard LTV (OLTV) is 82.964% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.68%. Tape shows lender excluded a debt. Revised DTI is 66%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 11 years on the job as a xx."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx." * ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Unrelated Transactional Fees Test. The below fee was included in the test: Flood Certification—Single Charge or Life of Loan paid by Borrower: $5.00 Loan fails Lender Retained Fees Test. The below fee was included in the test: Points—Loan Discount Fee paid by Borrower: xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
43100989	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,488.00	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	732	44.444%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx. There is an active prior mortgage against the subject property that originated on xx. The annual county taxes for 2024 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $711.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $711.39 with an interest rate of 9.75%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is occupied by the owner.
XXX has 1 year on the job as a stain fitter welder with the xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.444% Tape Value: 44.000% |---| 0.444% |----| 0.44400% Comment: Borrower DTI Ratio Percent is 44.444% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.237%   Tape Value: 32.040%   Variance: 0.197%   Variance %: 0.19700%   Comment: Housing Ratio Per U/W (Initial Rate) is 32.237%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: IS REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.617%   Tape Value: 100.000%   Variance: -32.383%   Variance %: -32.38300%   Comment: Original CLTVRatio Percent is 67.61%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 67.617% Tape Value: 12.580% Variance: 55.037% Variance %: 55.03700% Comment: Original Standard LTV(OLTV) is 67.617% Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the loan does not meet the 4-day waiting period from the receipt of the LE on xx and the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx does not reflect points - loan discount fee. CD dated xx reflects points - loan discount fee at $385.50. This is an increase in fee of +$385.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case originated on xx and the 3-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.212% exceeds APR threshold of 9.860% over by +0.352%. The subject is second lien. The first lien is escrowed. The loan failed the QM safe harbor threshold test due to an APR calculated at 10.200% exceeds APR threshold of 9.860% over by +0.340%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	726
18581416	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,142.48	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	719	48.661%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2024 has been paid in the amount of xx. The second installment of county taxes for 2024 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $786.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $493.10 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 5.91 years on the job as xx.
XXX2 has 4.25 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.661% Tape Value: 48.000% |---| 0.661% |----| 0.66100% Comment: Borrower DTI ratio percent is 48.661%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.089%   Tape Value: 9.250%   Variance: -1.161%   Variance %: -1.16100%   Comment: Housing ratio per U/W is 8.089%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS min number xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 43.333%   Tape Value: 43.330%   Variance: 0.003%   Variance %: 0.00300%   Comment: Original CLTV ratio percent is 43.333%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 43.333% Tape Value: 43.330% Variance: 0.003% Variance %: 0.00300% Comment: Original standard LTV is 43.333%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data reflects that the loan was marked as paid in full in the lender’s system due to a single-digit error in the loan number. It was corrected in the system in Feb 2021. According to payment history as of xx the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2019 does not reflect Rate Lock Fee. The final CD, dated xx reflects Rate Lock Fee at $91.00. This is an increased fee in the amount of +$91.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the 3-year SOL is expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx reflects the sum of Section C fees and Recording fee at $821.00. The final CD dated xx reflects the sum of Section C and Recording fee at $721.00. This is a cumulative increase of $107.90 for charges that in total cannot increase more than 10% test. COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.66%, the borrower's income is $7,566.85, total expenses are in the amount of $3,682.07, and the loan was underwritten by LP (xx), and its recommendation is Accept with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	741
80463760	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,628.52	02/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	XXX	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2024	XXXX	XXXX	8.875%	XXXX	11/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There is a prior divorce judgment against xx. The amount of judgment is not provided.
The 1st installment of county taxes for 2024 has been paid in the amount of xx.
The 2nd installment of county taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $499.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $109.12 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2024, the reason for default is illness.
No details pertaining to the damage to the subject property have been observed.
According to the PACER, the borrower, xx.
As per the comment dated xx/xx/2024, the borrower is active on the forbearance plan.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
The loan was modified on xx.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx.	The modification agreement was made between the borrower, xx. The monthly P&I is xx, and there is no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Final Truth in Lending Discl. Initial 1003_Application Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 839 |---| -479 |----| -57.09177% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 22 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Documentation not found.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 839   Variance: -479   Variance %: -57.09177%   Comment: Maturity months are 360.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.150%   Tape Value: 73.150%   Variance: 1.000%   Variance %: 1.00000%   Comment: LTV is 74.150%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.150%   Tape Value: 73.150%   Variance: 1.000%   Variance %: 1.00000%   Comment: LTV is 74.150%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 470 Tape Value: 474 Variance: -4 Variance %: -0.84388% Comment: Remaing term is 470. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows loan has matured and modified with balloon payment. The subject mortgage was originated on xx and matured on xx The modification agreement was made on xx and the new maturity date is xx/xx/2064."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
37921124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,294.06	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	44.734%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx. No prior year’s delinquent taxes have been found	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $735.92 which was applied for the due date of xx/xx/2025. The current monthly P&I is $735.92 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. XXX has 4.33 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.734% Tape Value: 44.000% |---| 0.734% |----| 0.73400% Comment: XXX DTI ratio at 44.734%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.878%   Tape Value: 27.870%   Variance: 0.008%   Variance %: 0.00800%   Comment: Housing ratio at 27.878%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS number is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 57.571%   Tape Value: 100.000%   Variance: -42.429%   Variance %: -42.42900%   Comment: CLTV at 57.571%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV at xx. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 4-day waiting period requirement from the receipt of the last LE received on xx and the consummation date of xx Further details not provided" * ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised loan estimate delivery date test as the revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days before the consummation date."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
95031573	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$824.68	03/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	44.618%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The annual county tax for 2025 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $651.31 which was applied for the due date of xx/xx/2025. The current monthly P&I is $651.31 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the subject property is owner-occupied. XXX has 7 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.618% Tape Value: 44.000% |---| 0.618% |----| 0.61800% Comment: Borrower DTI Ratio Percent is 44.618% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.049%   Tape Value: 26.040%   Variance: 0.009%   Variance %: 0.00900%   Comment: Housing Ratio Per U/W (Initial Rate) is 26.049%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is XXXX   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Original Appraisal Date is not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.219%   Tape Value: 100.000%   Variance: -22.781%   Variance %: -22.78100%   Comment: Original CLTV Ratio Percent is Unavaiable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 77.219% Tape Value: 23.280% Variance: 53.939% Variance %: 53.93900% Comment: Original Standard LTV(OLTV) is 77.219% Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape and review of the file show that receipt of the right to cancel, initial and revised CD by the non-borrowing spouse 3 days prior to consummation is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.304% exceeds APR threshold of 9.350% over by +0.954%. The subject loan is a second lien. The first lien is escrowed. Loan failed QM safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by +0.908%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	Not Applicable
63941429	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	800	39.591%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The taxes are to follow.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $445.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $445.85 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX1 has 2.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.591% Tape Value: 39.000% |---| 0.591% |----| 0.59100% Comment: DTI is 39.591%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.791%   Tape Value: 23.790%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing ratio is 23.791%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MIN no. is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 61.814%   Tape Value: 100.000%   Variance: -38.186%   Variance %: -38.18600%   Comment: CLTV is 61.814%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 61.814%   Tape Value: 12.660%   Variance: 49.154%   Variance %: 49.15400%   Comment: LTV is 61.814%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 236 Tape Value: 237 Variance: -1 Variance %: -0.42194% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows no proof for revised LE to disprove and has ECD violation."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective from xx. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania Secondary Mortgage Loan License, Pennsylvania unlicensed (Subordinate Lien), and Pennsylvania exemption letter are not available for loans with a closing date on or after xx."
* LE/CD Issue date test Fail (Lvl 3)     "The initial closing disclosure receipt date is provided, and the initial closing disclosure receipt date is xx which is less than three business days before the consummation date of xx

																																																																																							The subject loan is a refinance case originated on xx and the 3-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.280% exceeds APR threshold of 9.260% over by +0.020%. The subject loan is second lien. First lien is escrowed. Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by +0.013%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	772
35570236	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,514.60	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	48.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The 1st installment of town taxes for 2025 has been paid in the amount of xx. The 2nd installment of town taxes for 2025 is due in the amount of $2,378.65 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,135.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,198.28 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is business failure.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
XXX has been an SE for 3.9 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -29 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.592%   Tape Value: 71.310%   Variance: 28.282%   Variance %: 28.28200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of the renovation. The estimated cost for renovation is xx. 1004D is missing from the loan document, and the final CD reflects an escrow holdback in the amount of $68K." * Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The tape data shows the borrower was 120 days delinquent. According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Buyers Attorney Fee paid by Borrower: $1,675.00
Home Style Supplemental Origination Fee paid by Borrower: $1,049.56
Title Closing Protection Letter paid by Borrower: $75.00
Title-Search Fee paid by Borrower: $564.00"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.53%, as the borrower's income is $4,131.00 and total expenses are in the amount of $2,004.97 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.53%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			489	Not Applicable
12426136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,111.78	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	694	33.079%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The 1st installment of county taxes for 2024 has been paid in the amount of $1,055.89 on xx/xx/2025. The 2nd installment of county taxes for 2024 is due in the amount of $1,055.89 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $484.31 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $484.31 with an interest rate of 10.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the property is owner-occupied. XXX1 has 2.33 years on the job as a xx. XXX2 has 9 months on the job as an xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.079% Tape Value: 33.000% |---| 0.079% |----| 0.07900% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.485%   Tape Value: 24.480%   Variance: 0.005%   Variance %: 0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.573%   Tape Value: 100.000%   Variance: -24.427%   Variance %: -24.42700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 4-day waiting period requirement from the receipt of the last LE received on xx/xx/2024 and the consummation date of xx Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery and receipt date validation test, as the revised loan estimate receipt date xx/xx/2024 is before the initial closing disclosure delivery date xx
																																																																																							* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised LE dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is less than 3 business days before the consummation date of xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.682% exceeds APR threshold of 9.310% over by +1.372%. The subject loan is second lien, and the first loan is escrowed. Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of 9.310% over by +1.330%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	767
48929411	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,283.49	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	44.568%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual county taxes for 2024 were paid in the amount of $1,175.48 on xx/xx/2024. The annual city taxes for 2024 were paid in the amount of $1,108.01 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $884.32 which was applied for the due date of xx/xx/2025. The current monthly P&I is $884.32 with an interest rate of 10.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape data, the subject property is owner-occupied. XXX has 11.33 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.568% Tape Value: 44.000% |---| 0.568% |----| 0.56800% Comment: Borrower DTI Ratio Percent is 44.568%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.559%   Tape Value: 42.630%   Variance: -0.071%   Variance %: -0.07100%   Comment: Housing Ratio per U/W (Initial Rate) is 42.559%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.109%   Tape Value: 100.000%   Variance: -10.891%   Variance %: -10.89100%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.109%   Tape Value: 41.450%   Variance: 47.659%   Variance %: 47.65900%   Comment: Original Standard LTV (OLTV) is 89.109%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 171 Tape Value: 172 Variance: -1 Variance %: -0.58139% Comment: Stated Remaining Term is 171. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape shows the subject loan is HPML, and a full appraisal was not obtained on the loan. An exterior-only appraisal with an appraised value of $XXXX is available in the loan file. Current UPB $77K." * Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 11.051% exceeds APR threshold of 9.790% over by +1.261%. The subject is second lien, and the first lien is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
12559559	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,543.18	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	37.461%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage which was originated on xx. The first and second installment of 2024/2025 taxes for county have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $356.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $356.68 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 8.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.461% Tape Value: 37.000% |---| 0.461% |----| 0.46100% Comment: Borrower DTI Ratio Percent is 37.461%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.192%   Tape Value: 25.190%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing Ratio per U/W (Initial Rate) is 25.192%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Fc not initiated   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.839%   Tape Value: 100.000%   Variance: -39.161%   Variance %: -39.16100%   Comment: Original CLTV Ratio Percent is 65.420%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.839%   Tape Value: 7.300%   Variance: 53.539%   Variance %: 53.53900%   Comment: Original Standard LTV (OLTV) is 65.420%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 235 Tape Value: 236 Variance: -1 Variance %: -0.42372% Comment: Stated Remaining Term is 235. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape and review of the file show that receipt of the initial and revised CD by the non-borrowing spouse 3 days prior to consummation is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
61163744	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	No	Not Applicable	First	$0.00	$4,253.66	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	797	42.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 was paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,393.47 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $933.51 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the occupancy of the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
XXX has less than a month on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.264%   Tape Value: 56.260%   Variance: 0.004%   Variance %: 0.00400%   Comment: CLTV reflects 56.264%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.004% Variance %: 0.00400% Comment: LTV reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $472K. Current UPB is $206k."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			813	515
46490650	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,629.41	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.000%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	752	41.864%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The annual combined taxes for 2024 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $570.04, which was applied for the due date of xx/xx/2025. The current P&I is $570.04 with an interest rate of 9.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 11.16 years on the job as a xx.
XXX2 has 10.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.864% Tape Value: 41.000% |---| 0.864% |----| 0.86400% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.296%   Tape Value: 32.480%   Variance: 0.816%   Variance %: 0.81600%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 34.710%   Tape Value: 100.000%   Variance: -65.290%   Variance %: -65.29000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 34.710% Tape Value: 10.190% Variance: 24.520% Variance %: 24.52000% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the initial CD was not received by the XXX at least 3 business days prior to the consummation date. Infinity compliance report shows the loan failed the initial CD delivery date test." * LE/CD Issue date test Fail (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.348% exceeds APR threshold of 9.490% over by +0.858%. The subject loan is a second lien. The first lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.279% exceeds APR threshold of 9.490% over by +0.789%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	739
51884158	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,129.93	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	743	36.734%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior mortgage against the subject property that was originated on xx. The annual installment of combined taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $398.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $398.38 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 7.5 years on the job as a xx.
XXX2 has 7.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.734% Tape Value: 36.000% |---| 0.734% |----| 0.73400% Comment: Borrower DTI Ratio Percent is 36.734%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.151%   Tape Value: 19.150%   Variance: 0.001%   Variance %: 0.00100%   Comment: Housing Ratio per U/W (Initial Rate) is 19.151%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.130%   Tape Value: 100.000%   Variance: -30.870%   Variance %: -30.87000%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 10.010% Variance: 59.120% Variance %: 59.12000% Comment: Original Standard LTV (OLTV) is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: $840.00
Points - Loan Discount Fee paid by Borrower: $1,036.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed with a fatal issue on the 1st payment date. According to payment history as of xx the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx Further details are not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.619% exceeds APR threshold of 9.870% over by +0.749%. The subject loan is a second lien. The first lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.558% exceeds APR threshold of 9.870% over by xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	756
87793963	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$959.00	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.125%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	44.250%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual county taxes for 2024 were paid in the amount of $959.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.24, which was applied for the due date of xx/xx/2025. The current P&I is $662.24 with an interest rate of 9.125%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. As per seller’s tape data, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. XXX has 8.5 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.250% Tape Value: 34.000% |---| 10.250% |----| 10.25000% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.250%   Tape Value: 34.060%   Variance: 10.190%   Variance %: 10.19000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.918%   Tape Value: 100.000%   Variance: -39.082%   Variance %: -39.08200%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 60.918% Tape Value: 12.390% Variance: 48.528% Variance %: 48.52800% Comment: As per loan document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.25%. Tape shows VOE not received prior to closing. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 8.5 years on the job as a xx."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.874% exceeding the APR threshold of 9.1250% by +0.624%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.783% exceeds APR threshold of 9.250% over by +0.533%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	Not Applicable
49695097	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,866.56	09/23/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a judgment against the borrower in favor of xx. There is a junior mortgage which was originated on xx. The 1st and 2nd installment of county taxes for 2024/25 have been paid in the total amount of $4866.56 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,972.57 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,453.59 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure. According to payment history as of xx/xx/2025, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX. According to the collection comment dated xx/xx/2025, the RFD is curtailment of income. No details pertaining to the damage to the subject property have been observed. As per the seller tape, the foreclosure was initiated on xx. Further details are not provided. As per the comment dated xx/xx/2025, the borrower was offered a trial payment plan in the amount of xx. No post-close bankruptcy record has been found. According to the collection comment dated xx/xx/2025, the property is owner occupied.
Foreclosure Comments:As per the seller tape, the foreclosure was initiated on xx. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing DU/GUS/AUS Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal Right of Rescission Transmittal (1008)	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape shows MI was cancelled. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined as 1008, AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at $499K. Current UPB is $303K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan document."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			504	Not Applicable
1130829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Alaska	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,822.32	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	No	Not Applicable	Unavailable	812	Not Applicable	40.915%	First	Final policy	Not Applicable	Not Applicable	XX/XX/2023	XXXX	Not Applicable	3.875%	XXXX	06/XX/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of xx. The 2nd installment of county taxes for 2024 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $579.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $358.45 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The recast agreement was made between the borrower and the lender on xx/xx/2023.
The reason for default is not available.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
XXX has 26 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The recast agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx. There is no deferred balance and principal forgiven amount.	Flood Certificate Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -18 (Days) Variance %: Comment: original appraisal date is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "This loan failed the initial closing disclosure delivery date test. he initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date of xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	Not Applicable
81461179	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,255.90	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	723	34.257%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that originated on xx. The first installment of county taxes for 2024 has been paid in the amount of $1,127.95 on xx/xx/2025. The second installment of county taxes for 2024 is due in the amount of $1,127.95 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $435.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.27 with an interest rate of 9.260%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 21.33 years on the job as an xx
Additionally, XXX1 receives social security income.
XXX2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.257% Tape Value: 34.000% |---| 0.257% |----| 0.25700% Comment: Borrower DTI Ratio Percent is 34.257% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.544%   Tape Value: 17.540%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio Per U/W(Initial Rate) is 17.544%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: MERS MIN Number is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 86.709%   Tape Value: 100.000%   Variance: -13.291%   Variance %: -13.29100%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 21.040% Variance: 65.669% Variance %: 65.66900% Comment: Original Standard LTV(OLTV) is xx Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the revised Loan Estimate (LE) was sent on 08/20 and there is no confirmation that the disclosure has been received or viewed by any involved parties."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.368% exceeding the APR threshold of xx by +0.508%. The subject loan is non-escrowed, and the first lien is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d). The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at xx exceeding the APR threshold of 9.860% by +0.495%. The subject loan is non-escrowed and the first lien is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	764
67340513	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,781.84	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	35.893%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The annual county tax for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $441.86, which was applied for the due date of xx/xx/2025. The current P&I is $441.86 with an interest rate of 8.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the subject property is owner-occupied. XXX receives xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: S Tape Value:xx|---| |----| Comment: Borrower #1 Middle Name is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.893%   Tape Value: 35.000%   Variance: 0.893%   Variance %: 0.89300%   Comment: Borrower DTI Ratio Percent is 35.893%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.766%   Tape Value: 29.760%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing Ratio Per U/W (Initial Rate) is 29.766%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Numbers is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 54.510%   Tape Value: 100.000%   Variance: -45.490%   Variance %: -45.49000%   Comment: Original CLTV Ratio Percent is 54.510%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 10.270% Variance: 44.240% Variance %: 44.24000% Comment: Original Standard LTV(OLTV) is xx Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The revised loan estimate dated xx was not reviewed until xx potentially impacting the timeline for disclosures and compliance."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	Not Applicable
86007124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,501.40	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	42.730%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $526.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $526.21 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2024, the reason for default is mentioned as payment dispute. No further details are provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 42.730% Tape Value: 42.000% |---| 0.730% |----| 0.73000% Comment: Borrower DTI Ratio Percent is 42.725% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower Last Name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.382%   Tape Value: 29.900%   Variance: 0.482%   Variance %: 0.48200%   Comment: Housing ratio is 30.382%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Original Appraisal Date is not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.907%   Tape Value: 100.000%   Variance: -22.093%   Variance %: -22.09300%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 77.907% Tape Value: 15.830% Variance: 62.077% Variance %: 62.07700% Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $358K. Current UPB $544K."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Unrelated Transactional Fees Test due to fees charged of $5.00 exceeds fees threshold of $0.00 over by +$5.00.  The below fee was included in the test: Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.00

Loan fails Lender Retained Fees Test due to fees charged of $717.75 exceeds fees threshold of $0.00 over by +$717.75. The below fee was included in the test: Points - Loan Discount Fee paid by Borrower: $717.75"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows an early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 10.520% exceeds the APR threshold of 10.030% over by +0.490%. Subject is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.464% exceeds the APR threshold of 10.030% over by +0.434%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
73568989	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,566.63	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	748	Not Applicable	42.192%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The annual county taxes for 2024 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $485.98 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $485.98 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 18.25 years on the job as a commander at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.192% Tape Value: 42.000% |---| 0.192% |----| 0.19200% Comment: Borrower DTI Ratio percent is 42.192% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.894%   Tape Value: 26.890%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio per U/W is 26.894%   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is not applicable   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.491%   Tape Value: 100.000%   Variance: -48.509%   Variance %: -48.50900%   Comment: Original OLTV Number is 51.491%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 7.770% Variance: 43.721% Variance %: 43.72100% Comment: Original standard LTV is 51.491% Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a refinance, originated on xx and the SOL is 3-years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx Final CD dated xx reflects Points - Loan Discount Fee at $1,364.72. This is an increase in fees of +$229.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The appraisal report is as is, and the subject property building is already built up. A review of Zillow search shows land only with an estimated value of $422K. Current UPB: $350K."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
41605921	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,884.46	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	44.555%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. There is a prior hospital lien found against the borrower in favor of xx. The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx. The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $5,387.85 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $594.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $594.78 with an interest rate of 9.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. Unable to determine the current occupancy from the collection comments. No details pertaining to the damage to the subject property have been observed. XXX has 6 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.555% Tape Value: 44.000% |---| 0.555% |----| 0.55500% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.596%   Tape Value: 33.590%   Variance: 0.006%   Variance %: 0.00600%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.000%   Tape Value: 100.000%   Variance: -25.000%   Variance %: -25.00000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 236 Tape Value: 237 Variance: -1 Variance %: -0.42194% Comment: As per loan document. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.55%. Tape shows subject is NOO due to misrepresentation causing lender to omit XXX primary housing expense. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 6 years on the job as a xx."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.129% exceeds APR threshold of 9.260% over by +0.869%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.092% exceeds APR threshold of xx over by +0.832%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
45338008	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,375.31	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	765	44.148%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of MERS as nominee for xx. The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $822.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $822.35 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
XXX1 and XXX2 receive xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 44.148% Tape Value: 44.000% |---| 0.148% |----| 0.14800% Comment: DTI is 44.148%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.148%   Tape Value: 44.140%   Variance: 0.008%   Variance %: 0.00800%   Comment: Hsg ratio is 44.148%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MRES# is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.574%   Tape Value: 100.000%   Variance: -40.426%   Variance %: -40.42600%   Comment: CLTV is 59.574%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: CLTV is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Loan Origination Fee at $1,740.00. Final CD dated xx/xx/2024 reflects Loan Origination Fee at $1,780.00. This is an increase in fee of +$40.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Seller’s tape defect shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			815	741
19241597	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$6,284.34	$6,284.34	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	765	38.285%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2023. The prior mortgage was originated on xx. The first and second installments of county taxes for 2024-2025 have been delinquent in the total amount of xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $540.27 (PITI). The current P&I is $540.27 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per the seller’s tape data, the subject property is owner-occupied.
XXX1 has 10.08 years on the job as an xx.
XXX2 has 8.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS# is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -25 (Days)   Variance %:    Comment: Appraisal date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.333%   Tape Value: 100.000%   Variance: -35.667%   Variance %: -35.66700%   Comment: LTV is 64.333%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.333%   Tape Value: 7.080%   Variance: 57.253%   Variance %: 57.25300%   Comment: LTV is 64.333%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows that early payment default. According to payment as of xx the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx * Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 10.552% exceeds APR threshold of 10.530% over by +0.022%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.625% exceeds the APR threshold of 10.530% over by +0.095%. The subject loan is a second lien. The first lien is escrowed. Loan failed the CA AB 260 higher-priced mortgage loan threshold test due to APR calculated at 10.625% exceeds the APR threshold of 10.530% over by +0.095%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	741
39826199	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,850.56	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	35.307%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property originated on xx. The first installment of county taxes for 2024 has been paid in the amount of $1,425.30 on xx/xx/2024. The second installment of county taxes for 2024 is due in the amount of $1,425.26 on xx/xx/2025. The water charges for 2024 are due in the amount of $154.82 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $630.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $630.64 with an interest rate of 9.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.307% Tape Value: 35.000% |---| 0.307% |----| 0.30700% Comment: Borrower DTI Ratio Percent is 35.307%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.307%   Tape Value: 35.300%   Variance: 0.007%   Variance %: 0.00700%   Comment: Housing Ratio per U/W (Initial Rate) is 35.307%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.029%   Tape Value: 100.000%   Variance: -36.971%   Variance %: -36.97100%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 356 Variance: -1 Variance %: -0.28089% Comment: Stated Remaining Term is 355. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 4-day waiting period requirement from the receipt of the last LE received on xx and the consummation date of xx Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx does not reflect the appraisal fee. The CD dated xx reflects an appraisal fee of xx This is an increase in fee of $695 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx and the SOL is 3 year active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.057% exceeding the APR threshold of 9.950% by +0.107%. The subject loan is a second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.031% exceeds APR threshold of 9.950% over by +0.081%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
65299799	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,024.28	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	36.237%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that originated on xx. There is a credit card judgment lien against the borrower in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $382.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $382.70 with an interest rate of 9.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 3.16 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.237% Tape Value: 36.000% |---| 0.237% |----| 0.23700% Comment: Borrower DTI Ratio Percent is 36.237%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.544%   Tape Value: 28.540%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio per U/W (Initial Rate) is 28.544%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.636%   Tape Value: 100.000%   Variance: -17.364%   Variance %: -17.36400%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 82.636% Tape Value: 10.400% Variance: 72.236% Variance %: 72.23600% Comment: Original Standard LTV (OLTV) is 82.636%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at $384.00. Final CD dated xx reflects points - loan discount fee at $452.00. This is an increase in fee of $68.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																							The subject loan is a refinance case, originated on xx and the SOL is 3 years."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.480% exceeds APR threshold of 9.530% over by +0.950%." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test due to an APR calculated at 10.480% exceeds APR threshold of 9.530% over by +0.950%. Subject is a second lien. First lien is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
59865331	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,044.34	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	36.195%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx. There is an active HOA lien against the subject property in favor of xx. The first installment of county taxes for 2024 has been paid in the amount of xx. The second installment of county taxes for 2024 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $735.79 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $735.79 with an interest rate of 9.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 7.91 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.195% Tape Value: 36.000% |---| 0.195% |----| 0.19500% Comment: Borrower DTI Ratio Percent is 36.195%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.220%   Tape Value: 26.210%   Variance: 0.010%   Variance %: 0.01000%   Comment: Housing Ratio per U/W (Initial Rate) is 26.220%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Original Appraisal Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 39.309%   Tape Value: 100.000%   Variance: -60.691%   Variance %: -60.69100%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 39.309% Tape Value: 12.490% Variance: 26.819% Variance %: 26.81900% Comment: Original Standard LTV (OLTV) is 43.608%. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery date validation test due to the initial closing disclosure receipt date of xx/xx/2024, which is after the revised closing disclosure date of xx/xx/2024." * Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows that early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.363% exceeds APR threshold of 10.030% over by +0.333%. The subject loan is second lien. First lien is escrowed. Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of 10.030% over by +0.232%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			564	Not Applicable
75875058	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,240.75	XX/XX/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	32.016%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one prior mortgage open against the subject property was originated on xx. The annual county taxes for the year of 2024 have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,444.80 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $1,444.80 with an interest rate of 9.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
XXX has 1 month on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 32.016% Tape Value: 32.000% |---| 0.016% |----| 0.01600% Comment: XXX DTI ratio at 32.016%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.816%   Tape Value: 21.810%   Variance: 0.006%   Variance %: 0.00600%   Comment: Housing ratio at 21.816%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS number is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.513%   Tape Value: 100.000%   Variance: -32.487%   Variance %: -32.48700%   Comment: CLTV ratio at 67.513%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV ratio at xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the initial CD was issued prior to the revised LEs."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2024 reflects loan origination fee of $2,800.00. The final CD dated xx reflects loan origination fee of $3,100.00. This is an increase in fee in the amount of +$300.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx and the 3-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
8975474	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,492.06	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.425%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	43.391%	First	Commitment	Not Applicable	xx	01/01/2017	XXXX	Not Applicable	6.700%	XXXX	01/XX/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx.
There are two state tax liens found against the borrower in favor of the State of Ohio Department of Taxation in the total amount of xx.
There are two civil judgments found against the borrower in favor of XXXX. in the total amount of $XXXX, which were recorded on xx/xx/2019 and xx/xx/2020.
The 2nd installment of county tax for 2024 is due in the total amount of $XX on xx/xx/2025.
The 1st installment of county tax for 2024 was paid in the total amount of $2,246.03 on xx/xx/2025.
The water charges for 2025 are due in the amount of $XX on xx/xx/2025.
The sewer charges for 2025 are delinquent in the amount of $XX and good through xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $948.65, which was applied for the due date of xx/xx/2025. The current monthly P&I is $461.98 with an interest rate of 6.700%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The reason for default is unable to be determined.
No foreclosure activity has been found.
The loan was modified on xx.
According to the PACER, the borrower filed for bankruptcy under xx.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx.	This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx.	Good Faith Estimate Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 72.13345%   Comment: Original Balance xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx  Tape Value: xx  Variance: xx   Variance %: 73.88415%   Comment: Original Stated P&I xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.42500% Tape Value: 6.70000% Variance: 1.72500% Variance %: 1.72500% Comment: Original Stated Rate 6.425% Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data reflects that the XXX filed xx. According to the PACER, the borrower filed for BK under Chapter xx."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx” shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.” The tape data shows the lost note affidavit is available with a copy of the note."	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58328769	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$1,977.87	$481.51	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	ARM	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2010	XXXX	Not Applicable	9.750%	XXXX	12/XX/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2021 has been paid in the amount of $560.38 on xx/xx/2022.
The annual installments of county taxes for 2022, 2023, and 2024 are delinquent in the amount of $1,977.87, which were good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $287.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $287.18 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.
Collections Comments:The current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx/xx/2010.
The reason for default is not available.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
The borrower filed bankruptcy under xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx.	The modification agreement was made between the borrower, xx. The monthly P&I is xx. There is no deferred balance and principal forgiven amount. The loan has been modified two times since origination.	Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows the post-petition payments made by the trustee. According to the PACER, the borrower, xx."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan documents."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. A Zillow search shows an estimated amount of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15392579	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,410.47	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	37.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,203.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $624.11 with an interest rate of 4.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX receives xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsurable as the XXX does not have VA entitlement. Further details not found."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed loan origination fee test due to fee charged xx.
The below fees were included in the loan origination fee test:
Pest Inspection Fee paid by Borrower: $85.00
Processing Fee paid by Borrower: $445.00
Settlement or Closing Fee paid by Borrower: $105.00
Underwriting Fee paid by Borrower: $700.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due the initial CD is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Subject loan is VA. Required VA guaranty certificate is missing from the loan file."
																																																																																								* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86288618	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,578.60	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	35.742%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $1,289.80 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,288.80 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,047.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,711.69 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.742%   Tape Value: 35.743%   Variance: -0.001%   Variance %: -0.00100%   Comment: DTI is 36.74.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.840% Tape Value: 26.841% Variance: -0.001% Variance %: -0.00100% Comment: Housing ratio is 26.84%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased as the net tangible benefit was not met. Further details not provided. File shows XXX received xx cash at closing and paid off $3467 in personal debt."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47885880	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,957.99	03/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	41.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $936.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $646.14 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $XXXX.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
XXX has 1.4 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 56 Tape Value: 59 |---| -3 |----| -5.08474% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.543%   Tape Value: 41.540%   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows MI was rescinded and never in force due to nonpayment of a single premium. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations prohibiting fees due to the inclusion of the below fees charged to the borrower: Processing Fee paid by Borrower: $650.00 Underwriting Fee paid by Borrower: $550.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from loan document."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
476491	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/30/2017	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	43.409%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2017 shows that the subject mortgage was recorded on xx.
The chain of the assignment is not complete as currently, the mortgage is with xx.
No active judgments and liens are found .
The tax certificate is ordered hence, it is unable to confirm the tax related information.
Review of the payment history as of dated xx/xx/2017 shows borrower is not current with the loan and is not making regular payment and is next due for xx/xx/2016 payment. Last payment was received on xx/xx/2017 in the amount of $1,884.97 for the due date xx/xx/2016. The tape reflects UPB in the amount of $209,644.59 and the current P&I is $1,144.25.	Collections Comments:As per servicing comments available from xx/xx/2017 to xx/xx/2017 shows that the borrower is not current with the loan and is not making regular payment and is next due for xx/xx/2016 payment. Last payment was received on xx/xx/2017 in the amount of $1,884.97 for the due date xx/xx/2016.
The loan is in active bankruptcy currently. Borrower had filed bankruptcy under xx.
Latest BPO report dated xx/xx/2017 shows that the property is owner occupant. The property is in good condition and on a well maintained street.
Foreclosure Comments:Collection comments dated xx.
Bankruptcy Comments:Borrower had filed bankruptcy under xx.

Not Applicable	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Foreclosure as oer reviewer is Yes and tape data shows no. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2043   Variance:    Variance %:    Comment: Mod maturity date as per loan NA however tape data shows xx/xx/2043.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $28645.16 Variance %: 13.66367% Comment: Total debt as per loan is $238289.75 and as per data provided is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Higher-Priced Mortgage Loan Test: The Loan data is showing 6.245% & Comparison Data is 5.880%, However the Variance is showing +0.365%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Higher-Priced Mortgage Loan Test fail"
																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57476881	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,870.80	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	46.748%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are two junior mortgages against the subject property in favor of xx.
The first mortgage was originated on xx.
The second mortgage was originated on xx.
The first installment of combined taxes for 2024 is paid in the amount of $1,435.40 on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of $XX on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $935.80, which was applied for the due date of xx/xx/2025. The current P&I is $935.80 with an interest rate of 6.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of Loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.748%   Tape Value: 48.866%   Variance: -2.118%   Variance %: -2.11800%   Comment: Borrower DTI is 46.748%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI? is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at xx Tape shows SSI income miscalculation. Revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX receives social security income, FICO 788, 0X30 since inception, and $XXXX residual income."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12840519	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,279.36	03/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	781	772	22.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx.
The annual installment of utilities/MUD taxes for 2025 is due in the amount of $184.44 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,870.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,338.28 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has 8.75 years on the job as a xx.
XXX2 has 1.50 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of Loan 1 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.054%   Tape Value: 22.025%   Variance: 0.029%   Variance %: 0.02900%   Comment: XXX DTI Ratio Percent 22.05%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI Not applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx/xx/2025."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of $225.00. Subject loan is refinance case, originated on xx/xx/2025 and the SOL is 3 years.

TILA foreclosure rescission finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of $190.00. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan does not satisfy the seasoning period requirement of 210 days on the subject loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83646606	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,906.01	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	35.559%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1101.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $875.89 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2024, the reason for default is a servicing problem.
As per servicing comments dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been an SE for 4.16 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and condo questionnaire show the structural safety issue due to special assessments for roof replacement and foundation repairs of the condo project in the total amount of xx that have been planned. The inspection report verifying the completion of work is missing. Zillow search shows an estimated value of xx. Current UPB is xx."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89506385	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,998.39	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	45.723%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The 2nd installment of county tax for 2025 is due in the amount of xx.
The 1st installment of county tax for 2025 was paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,119.66, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,700.03 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
XXX has 2.16 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of loan is 7 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.723%   Tape Value: 44.970%   Variance: 0.753%   Variance %: 0.75300%   Comment: Borrower DTI ratio percent is 45.723%   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.72%. The tape shows the lender did not establish ATR. Revised DTI is 61%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 2.16 years on the job as a xx."	* Assets do not meet guidelines (Lvl 3) "Tape shows sufficient funds to close were not satisfactorily verified. The file shows a gift asset of $73K was submitted towards closing costs, and the cash-to-close requirement was $71K. The file shows a gift letter and receipt of the gift by the settlement agent available in the file. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 10% tolerance test. Initial LE dated xx reflect Recording Fee at $53.00. Final CD dated xx/xx/2024 reflects Recording Fee at $210.00. This is an increase in fee of +$157.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx reflects cash to the borrower in the amount of xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note date is xx/xx/2024."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62891325	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,728.66	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	38.539%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of the xx.
There is a prior hospital lien found against the borrower in favor of xx.
The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of xx.
The 1st installment of combined taxes for 2025 was partially paid in the amount of $856.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $709.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $457.45 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
XXX has 1 year on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Note reflects age of loan as 2 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.539%   Tape Value: 17.900%   Variance: 20.639%   Variance %: 20.63900%   Comment: DTI is 38.539%.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows excessive IPC, as the seller-paid closing cost exceeded the 3% limit. The final CD reflects seller credit of $3,400. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx reflects cash to the borrower in the amount of xx
																																																																																								* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting is xx The amount of the secondary lien is $4,200.00. Loan amount is xx LTV is xx and CLTV is xx Current UPB is xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note date is xx/xx/2024."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92372493	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,356.38	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	49.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $3,356.38.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $3,190.02.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,095.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,611.98 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX has 2.75 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.610%   Tape Value: 49.710%   Variance: -0.100%   Variance %: -0.10000%   Comment: DTI reflects 49.610%.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.61%. Tape shows income miscalculation. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 2.75 years on the job as an xx.

																																																																																								ased on the PH, exception downgraded to level 2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70347682	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,990.74	04/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	44.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $4,990.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,263.72 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,607.89 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property is owner-occupied.
XXX has 2.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: 6. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is completed as "As-Is". Appraisal comments and photo addendum shows there are some settlement cracks and cost to cure amount is xx The final CD does not reflect escrow holdback. The updated 1004D/completion report is missing from the loan documents. Zillow search shows an estimated value of $294K. Current UPB xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.05%. The lender included child support income without a 6-month history and excluded a debt. The revised DTI is 71.17%. Further details not provided. Lender defect. Subject loan originated xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject has an ADU and appraisal did not use any comparable with ADU. Review of appraisal shows ADU is a non-habitable out building. Appraised value at xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80429291	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,970.62	08/18/2017	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	35.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete. The latest assignment is from xx.
There is one IRS Lien against the borrower Robyn N Evans in the favor of xx.
The 2016 combined monthly taxes were paid in the amount of $3650.17 on xx/xx/2016 and the 2017 combined annual taxes are due in the amount of $3,970.62 which was due on xx/xx/2017.
No prior year delinquent taxes are found.
As per review of the payment history as of xx/xx/2017, the borrower is delinquent for 25 months and the next due date is xx/xx/2015. The last payment was received in the amount of $2,341.59 on xx/xx/2017 which was applied to xx/xx/2015. UPB is not reflected in the latest payment history. Hence, the value is updated as per tape data is $XXXX.	Collections Comments:The loan is currently in bankruptcy and is due for xx/xx/2015. The last payment was received in the amount of $2,341.59 on xx/xx/2017 which was applied to xx/xx/2015. UPB is not reflected in the latest payment history. Hence, the value is updated as per tape data is $XXXX.
The reason for default is not provided in the latest collection comment.
The loan has not been modified since the origination.
As per the review of the loan file, the foreclosure was initiated and was referred to an attorney on xx.
As per the sale publication document executed on xx. However, foreclosure was put on hold because the borrower had filed bankruptcy under xx.
The trial plan was offered to the borrower on xx. The borrower has not yet made the payment.

As per comment dated xx/xx/2017, the subject property was damaged. The nature of the damage is not provided in the collection comment. The estimated amount of repair was unable to determine from the collection comment.As per comment dated xx/xx/2017, the repairs were shown as 95% completion.
As per comment dated xx/xx/2017, the borrower has received the loss draft for final draw cheque xx. Unable to determine whether the remaining repairs have been done.
As per latest servicing comment, no damage pertaining to the subject property was observed and also, as per inspection report dated xx/xx/2017, there is no damage found to the subject property. The subject property is owner occupied and is in maintained condition. As-Is list price is quoted as xx.

Foreclosure Comments:As per the review of the loan file, the foreclosure was initiated and was referred to an attorney on xx.
As per sale publication document executed on xx.

Bankruptcy Comments:The borrower had filed bankruptcy under xx.
The proof of claim was filed on xx.
Not Applicable	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the review of the loan file, the foreclosure was initiated and was referred to an attorney on xx. However, tape reflects foreclosure status as No. Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Prince George's   Tape Value: PRINCE GEORGES   Variance:    Variance %:    Comment: No Discrepancy   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per latest payment history, total debt amount is xx However, tape reflects xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98233883	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,309.44	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	33.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active HOA lien against the subject property in favor of xx.
The annual combined and city taxes for 2024 were paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,757.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,170.53 with an interest rate of 6.75%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2.33 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 33.856% Tape Value: 33.924% |---| -0.068% |----| -0.06800% Comment: Borrower DTI Ratio percent is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.85%. XXX fabricated W2 and related income docs. Tax transcripts show XXX is W2 and SE. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 2.33 years on the job as a xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71205517	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,801.40	04/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	33.041%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,354.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,074.12 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2.75 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 33.041% Tape Value: 33.020% |---| 0.021% |----| 0.02100% Comment: Borrower DTI Ratio Percent is 33.041% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV Ratio percent is 98.189%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV(OLTV) is xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.04%. Tape shows income could not be validated as the request for IRS transcripts was rejected and verification of assets shows bank statements were altered. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 2.75 years on the job as an xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76751383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,191.40	03/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	812	41.262%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $7,543.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,126.07 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5 months on the job as xx.  XXX2 has 3.92 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -4 (Days) |----| Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of Refinance is Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows available assets fall short of meeting reserve requirements. Bank statements in the file show $118K and the cash-to-close requirement is $8,933. DU does not show any reserve requirements. Further details not provided."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Late Fees Test. A total fee charged is $356.30 and allowed is $100.00. It is overcharged by $256.30. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $695.00. Underwriting Fee paid by Borrower: $995.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3001378	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,168.03	03/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	34.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $1,168.03 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $926.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $621.51 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per collection comment dated xx/xx/2024, the Reason for default is financial hardship.
As per collection comment dated xx/xx/2024, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -182 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 27.64227%   Comment: As per appraisal.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 366 Variance: -12 Variance %: -3.27868% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing, and 3 business days were added to get the receipt date of xx which is after the closing date of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $264.00. Post CD dated xx reflects Transfer Taxes at $276.80. This is an increase in fee of $12.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows homebuyer education certification is missing from the loan documents. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
2240001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,252.00	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Secondary	Yes	Yes	No	786	753	17.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $2,252.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,497.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,497.77 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been an SE for 15 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of Loan is 2 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 Middle Name is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -59 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type) is Secondary   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.50251%   Comment: Original Appraisal Value is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mixed Use Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on final CD as $1,185,175.10. The calculated finance charge is xx for an under-disclosed amount of -$965.04. The subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																							* Property is Mixed Use (Lvl 3) "Subject acquired on xx/xx/2025 for xx Tape and file show subject has 2 additional ADUs on the 20 acre lot. The 2 ADUs may be available for rental based on review of the 2 additional buildings. Treating as LVL3 as file does not show intention to rent."	* Settlement date is different from note date (Lvl 2) "The final CD reflects the closing date as xx The notary's signature date on the mortgage/deed of trust is xx The note date is xx		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	762
24650122	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,678.43	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	41.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is one prior criminal judgment against the borrower, xx. There is one prior TAB violation judgment against xx. Name of the defendant does not match with the name of the borrower. The annual installments of borough taxes for 2025 have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the first payment due date is xx/xx/2025. The current P&I is $4,358.56 with an interest rate of 8.00%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the first payment due date is xx/xx/2025. The current UPB reflected as per payment history is $XXXX.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner occupied.
XXX has been an SE for xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the loan is HPML, and evidence of appraisal delivered is available. Infinity compliance report shows that the loan failed the HPML test. Further details not provided." * Loan does not conform to program guidelines (Lvl 3) "Seller tape shows evidence of delivered appraisal. Review of the file shows evidence of delivered appraisal is available at xx. Further details not provided. The loan is non-QM." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.610% exceeds APR threshold of 8.380% over by +0.230%. The subject loan is escrowed. This loan is compliant with regulation xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
4327094	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,625.34	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	49.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st and 2nd county taxes of the year 2024 were paid in the total amount of $2,625.34 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to the payment history tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $1,260.98 with an interest rate of 6.500%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to the payment history tape as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $XXXX.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
XXX has been an SE for 2.08 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 10 (Days)   Variance %:    Comment: Original Appraisal Date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at xx Lender used 2023 tax returns for a business established in 2023 and included rental income not claimed on the tax returns. Further details not provided. Lender defect. Revised DTI over 100%. Subject loan originated xx and the 3-year SOL is active. The XXX is xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $5,681.43 over by +$3,114.41.
The below fees were included in the test:
Administration Fee paid by Borrower: $220.00
Lender Fee paid by Borrower: $430.00
Points - Loan Discount Fee paid by Borrower: $7,245.84
Processing Fee paid by Borrower: $650.00
Underwriting Fee paid by Borrower: $250.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,795.84 exceeds fees threshold of $5,681.43 over by +$3,114.41.
The below fees were included in the test:
Administration Fee paid by Borrower: $220.00
Lender Fee paid by Borrower: $430.00
Points - Loan Discount Fee paid by Borrower: $7,245.84
Processing Fee paid by Borrower: $650.00
Underwriting Fee paid by Borrower: $250.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3022753	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,617.00	$4,703.64	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	31.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are 3 prior child support liens against the borrower in favor of the xx.
There are 2 prior state tax liens against the borrower in favor of the xx.
There is a prior civil judgment against the borrower in favor of xx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx.
The 2nd installment of combined taxes for 2025 is delinquent in the total amount of xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,104.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,104.49 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been an SE for 7.33 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70942793	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,058.99	04/03/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	49.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $3,529.49 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $3,529.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,841.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,160.05 with an interest rate of 6.99%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The comment dated xx/xx/2025 shows that the RFD is an excessive obligation.
The comment dated xx/xx/2025 shows that the subject property is owner-occupied.
According to the collection comment dated xx/xx/2025, the subject property had flood-caused damage to property. The estimated cost of cure is not available, and there is no indication of completion of repair. Further details were not provided.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated. collection comment dated xx/xx/2025, the foreclosure file was xx. Further details were not provided.
No post-close bankruptcy record has been found.
XXX has 11 months on the job as a xx.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated. xx. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Does Lender G/L Require MI Not applicable Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: 00044444432221112100 Tape Value: 764117777777 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject is NOO and approved at 49.67%. Tape shows rental income miscalculation. Tax returns are not available to verify rental income. Revised DTI is over 100%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX has 11 months on the job as a xx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35150657	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,039.66	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	47.401%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $2,039.66 on xx/xx/2024 & xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $800.39 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has 9 months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: 012200000000 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is seasoned beyond agency guidelines and no manufacturing defect. Further details are not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14730458	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,267.64	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	812	Not Applicable	26.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments and liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $3,136.93 on xx/xx/2024.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,586.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,804.12 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape show occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 35 years on the job as a nursing director at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the initial LE was not delivered to XXX within 3 business days from the application date and failed to comply with the provisions of the E-Sign Act. Further details not provided. Infinity CE report shows the loan has failed the initial LE delivery and fee tolerance test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to fees charged $15,876.94 exceeds fees threshold of xx over by +$2,738.10.
The below fees were included in the test:
Application Fee paid by Borrower: $1,295.00
Points - Loan Discount Fee paid by Borrower: xx
Validation Services Fee paid by Borrower: $145.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx which is more than 3 business days from initial application date xx Subject loan is a purchase case, originated on xx and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $13,138.84 over by +$2,738.10.
The below fees were included in the test:
Application Fee paid by Borrower: $1,295.00
Points - Loan Discount Fee paid by Borrower: xx
Validation Services Fee paid by Borrower: $145.00."
																																																																																							* LE/CD Issue date test Fail (Lvl 3) "The loan failed the delivery and timing test for the initial LE dated xx Document tracker proving the delivery of the initial loan estimate within 3 business days from the initial application date is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72347191	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$828.54	$5,775.96	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	684	Not Applicable	41.895%	First	Final policy	Not Applicable	Not Applicable	01/01/2025	XXXX	Not Applicable	7.500%	XXXX	02/XX/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active water/sewer lien against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $5,775.96 on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2022 and 2023 (supplemental) are delinquent in the total amount of $828.54, which were due on xx/xx/2024 & xx/xx/2024 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,641.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,039.51 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
CCs do not show damages.
The loan was modified on xx/xx/2025.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
XXX has 6 months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and lender on xx. As per the modified term, the new principal balance is xx. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Last Name is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Does Lender g/l Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: MI Company is Not Applicable   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type ) is Investor   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -5.83333%   Comment: Original Appraisal Value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -8.08417%   Comment: Original Balnce (or line amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2053   Variance: 4263 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is 2 Family Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is, and the photo addendum shows landscaping in the backyard and damage to roof gutters. The estimated cost to cure is not available in the loan file. CCs do not show damages. The estimated cost to cure is not available in the loan file. 1004D or final inspection report confirming the completion of repairs is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was repurchased due to misclassification, as the subject loan was submitted as a rate and term refinance. The loan should have been submitted as a cash-out refinance loan. The final CD reflects cash received by XXX in the amount of $742 and mortgage debts of $406K paid off."
																																																																																							* Occupancy concerns - (Lvl 3) "Subject loan approved as NOO. The tape shows XXX occupies the subject property as primary. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40669339	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$946.77	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	695	49.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $946.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,538.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,751.67 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
XXX1 has 2.75 years on the job as an xx.
XXX2 has 4.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.844% Tape Value: 49.464% |---| 0.380% |----| 0.38000% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $1,168.00. Final CD dated xx reflects Points - Loan Discount Fee at $1,214.00. This is an increase in fee of +$46.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.84%. Tape shows XXX1 income was not supported and documentation for omitted debt was not in file. Review shows XXX1 income is supported and including the omitted debt, the revised DTI is 55.69%. Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 has 2.75 years on the job as an xx. XXX2 has 4.25 years on the job as a xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89217119	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,813.10	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	29.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one prior state tax lien in favor of the State of xx. The SSN on the provided document is inconsistent with the borrower.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $12,211.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $XXXX with an interest rate of 7.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -3 (Days) |----| Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows lender did not address income document discrepancies and declining income. Review shows DTI at 29% confirmed using declining income from 2022 to 2023. Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX is self-employed and has been running multiple businesses for 18.33 years, xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46910663	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5.00	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	44.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024-25 is due in the amount of $5.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,516.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,230.17 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2 months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.706% Tape Value: 40.811% |---| 3.895% |----| 3.89500% Comment: 44.706% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 43.229% Tape Value: 39.334% Variance: 3.895% Variance %: 3.89500% Comment: 43.229% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.70%. The tape shows XXX was not employed at the time of closing. XXX defect. The subject originated on xx and the 3-year SOL is active. XXX has 2 months on the job as a xx. Previously, XXX had 1.33 years on the job as a xx."
																																																																																								* Cash out purchase (Lvl 2) "The subject is a purchase case. Final CD reflects cash to borrower in the amount of xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99507021	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,230.68	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	48.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $615.34 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $615.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,299.62 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,088.53 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has 3 months on the job as a technician at xx. Previously, XXX has switched multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2025 |---| -212 (Days) |----| Comment: Interest paid through date is xx/xx/2024 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.35%. The tape shows the lender omitted child support debt from the DTI calculation without a court order document and XXX's fluctuating income was miscalculated. Revised DTI is 61%. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. XXX has 3 months on the job as a technician at xx, FICO 736, 0X30 since inception, $131K equity in the subject, and $XXXX residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40079892	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,291.57	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	709	71.154%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,291.57 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,692.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,159.63 with an interest rate of 11.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has been SE for 7.91 years at xx.
XXX2 has been SE for 11.33 years at xx. Additionally, XXX2 has been SE for 5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: Redic |---| |----| Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 71.15%. Tape shows XXX's SE income is declining. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025 and the 3-year SOL is active. XXX1 has been SE for 7.91 years at xx. XXX2 has been SE for 11.33 years at xx. Additionally, XXX2 has been SE for 5 years at xx, FICO 691, and $8K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 does not reflect lock extension fee. Final CD dated xx/xx/2025 reflects lock extension fee at $566.94.
Loan estimate dated xx/xx/2025 reflects appraisal fee at $575.00. Final CD dated xx/xx/2025 reflects appraisal fee at $725.00.
Loan estimate dated xx/xx/2025 does not reflect final property inspection fee. Final CD dated xx/xx/2025 reflects final property inspection fee at $150.00. This is a cumulative increase in fee of $867.19 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2025 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 11.281% exceeds APR threshold of 9.100% over by +2.181%.

Loan failed qualified mortgage APR threshold test due to APR calculated 11.281% exceeds APR threshold of 9.100% over by +2.181%."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS report is missing from the loan documents. The DU report available in the file shows the loan type as FHA and the subject loan closed as a conventional loan."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.281% exceeds APR threshold of 8.350% over by +2.931%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.281% exceeds APR threshold of 8.350% over by +2.931%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82928920	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,016.89	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Unavailable	656	692	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The annual installment of county taxes for 2024-2025 has been paid in the amount of $6,016.89 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $927.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $927.63 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
Subject loan is NOO and originated as a business purpose loan.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is a seller carryback note. Further details are not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value atxx. Current UPB xx." * Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2021 reflects cash to in the amount of $70.00." * Missing flood cert (Lvl 2) "Flood insurance certificate is missing from the loan documents." * Required Documentation Missing (Lvl 2) "Final loan approval is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	719
78587017	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	First	$0.00	$954.09	04/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	XXX	9.162%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $915.93 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $877.30, which was applied for the due date of xx/xx/2025. The current P&I is $759.14 with an interest rate of 3.996%. The current UPB reflected as per the payment history is $XXXX. As per tape data, there is a deferred amount of $12,695.66. As per the AOT agreement located at 2008329 - MOD 2016, a deferred amount of $11,012.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
The borrowers filed for bankruptcy under Chapter-7 with the case#xx. The BK was discharged on xx/xx/2009.
As per the BPO report dated xx/xx/2020 located at xx, the chimney of the subject property needs repairs, and the estimated cost of repairs was $3,000.00. Unable to determine the status of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers xx filed for bankruptcy under Chapter 7 with the case #xx on xx. The reaffirmation agreement was filed on xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $XXXX. There is no comment indicating a cramdown. The BK was discharged on xx.	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Note Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $12695.66   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraisal date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original appraisal value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value: xx   Variance:xx   Variance %: 38.13910%   Comment: Original balance (or Line Amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original note doc date is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 54.340%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2035 Tape Value: xx/xx/2048 Variance: -4810 (Days) Variance %: Comment: Stated maturity date is xx/xx/2035. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents." * Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at xx. The loan was modified as per AOT on xx/xx/2016, and it was not recorded. The seller's tape data show LNA w/o copy and wet ink modification."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of xx. Current UPB $138K."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
68532029	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,327.22	05/01/2025	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	10.340%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/16/2015	XXXX	XXXX	3.780%	XXXX	05/XX/2015	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property which was originated xx
There are 2 credit card judgments found against the borrower in favor of the People of the xx in the total amount of $XX, which were recorded on xx
There is a medical lien found against the borrower in favor of xx, in the amount of $XX, which was recorded on xx.
The annual installment of combined taxes for 2025 has been paid in the amount of $3,217.44 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $3,109.78 on xx/xx/2024.
The water and sewer charges for 2025 are delinquent in the total amount of $1,906.39 and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,243.30, which was applied for the due date of xx/xx/2025. The current interest only payment is $471.54 with an interest rate of 3.780%. The current UPB reflected as per the payment history is $XXXX. As per tape, the deferred balance is $XXXX. The loan is interest only for 120 months.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $XXXX.
The loan was modified on xx/xx/2015.
According to the updated title report dated xx/xx/2025, the FC was initiated and cancelled multiple times, in 2013, 2014, and 2018, respectively. The last foreclosure was initiated in 2018, and the notice of lis pendens located at (xx) was filed on xx/xx/2018. The cancellation of lis pendens located at (xx) states that the lis pendens is cancelled on xx/xx/2019. Further details were not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the FC was initiated and cancelled multiple times, in 2013, 2014, and 2018, respectively. The last foreclosure was initiated in 2018, and the notice of lis pendens located at (xx) was filed on xx/xx/2018. The cancellation of lis pendens located at (xx) states that the lis pendens is cancelled on xx/xx/2019. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx. As per the modified term, the new principal balance is xx, the deferred balance is $XXXX and the interest-bearing UPB is xx. The monthly interest-only payment is $471.54 with an interest rate of 3.780% beginning on xx/xx/2015 and a maturity date of xx/xx/2037. The loan has been modified a second time since origination.	Final Truth in Lending Discl. Good Faith Estimate Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $XXXX   Tape Value: $37985.90   Variance: $17404.76   Variance %: 45.81900%   Comment: Deferred balance amount $55,390.66.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.20858%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 49.887%   Tape Value: 61.190%   Variance: -11.303%   Variance %: -11.30300%   Comment: LTV ratio percent is 49.887%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $XXXX Tape Value: $1340.16 Variance: $125.96 Variance %: 9.39887% Comment: Stated P&I is $1,466.12. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. The loan data is 0.000%, and the comparison data is 10.826%; the variance is -10.826%.
The annual percentage rate (APR) is 10.826%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from the loan document."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan document."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan document. A Zillow search shows an estimated value of xx. Current UPB: $150K."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan document."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692
49247439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,938.68	04/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	712	799	51.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The first and second installment of county taxes for 2024 were paid in the total amount of $13,938.68 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,100.78, which was applied for the due date of xx/xx/2025. The current interest only payment is $3,100.78 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $XXXX. This loan consists of the 60 months interest only period.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property occupancy is stated as an investor.
CCs do not show any damage.
XXX2 has 10.83 years on the job as dean of clinical affairs with xx. Additionally, XXX2 has been SE for 7.5 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Lifetime Downward Rate Change Cap   Loan Value: 0.000%   Tape Value: 6.125%   Variance: -6.125%   Variance %: -6.12500%   Comment: Lifetime Downward Rate Change Date is 0.000%   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: 5.000%   Tape Value: 11.125%   Variance: -6.125%   Variance %: -6.12500%   Comment: Lifetime Upward Rate Change Cap is 5.000   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -991 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx  Variance: $4000.00   Variance %: 0.32921%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $XXXX Tape Value: $3100.78 Variance: $860.22 Variance %: 27.74205% Comment: Original Stated P&I is $3,961.00 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows 5/6 ARM. The subject is a 5-year interest-only ARM loan with the 5/1 ARM payment cycle. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	797
329976	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,624.68	04/15/2025	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	13.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx There is an active junior mortgage against the subject property in favor of xx The first installment of county taxes for 2024 has been paid in the amount of $1,312.34 on xx/xx/2025. The second installment of county taxes for 2024 is due in the amount of $XX on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,245.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $755.49 with an interest rate of 6.25%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $XXXX.
As per seller’s tape data, the subject property is owner-occupied.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the #xx on xx/xx/2013. The bankruptcy was discharged on xx/xx/2019 and terminated on xx/xx/2019.
As per UT dated xx/xx/2025, the FC was initiated in 2016. The complaint was filed on xx/xx/2016 located at “xx”. The judgment was entered on xx/xx/2016. The sheriff sale was scheduled on xx/xx/2016. Further details not provided. The FC file was closed on xx/xx/2016 due to divorce decree.
No evidence has been found regarding damage.

Foreclosure Comments:As per UT dated xx/xx/2025, the FC was initiated in 2016. The complaint was filed on xx/xx/2016 located at “xx”. The judgment was entered on xx/xx/2016. The sheriff sale was scheduled on xx/xx/2016. Further details not provided. The FC file was closed on xx/xx/2016 due to divorce decree.
																																																																																	Bankruptcy Comments:According to the PACER, the borrower “xx” filed for bankruptcy under Chapter-13 with the #xx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx., on xx/xx/2013, with the secured claim amount of xx and the arrearage amount of $1,412.73. The amended chapter 13 (xx) plan was filed on xx/xx/2014 and confirmed on xx/xx/2014. The bankruptcy was discharged on xx/xx/2019 and terminated on xx/xx/2019.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the Indiana license validation test." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrowers from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	Not Applicable
23086301	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$350.24	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.000%	240	xx	xx	HELOC	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	12/01/2021	XXXX	XXXX	2.875%	XXXX	01/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 was paid in the amount of $328.75 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $122.79 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX, and the deferred balance is $1,057.90.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX, and the deferred balance is $1,057.90.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated xx/xx/2022 located at “xxx” the subject property was occupied by the unknown party. The subject property needs repairs in the amount of $4,500.00. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx. As per the modified term, the new principal balance is xx. The monthly P&I is $122.79 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance of $1,057.90. The loan has been modified thrice since origination.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $XXXX   Tape Value: $713.46   Variance: $344.44   Variance %: 48.27740%   Comment: Deferred Balance Amount is $1,057.90.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2025   Variance: -6258 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: 25.00000%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value:xx   Variance: $19687.42   Variance %: 60.92803%   Comment: Original Balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.333%   Tape Value: 53.850%   Variance: 15.483%   Variance %: 15.48300%   Comment: Original Standard LTV (OLTV) is 69.333%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: Not Applicable Tape Value: $558.79 Variance: Variance %: Comment: Original Stated P&I is Not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The loan failed NC RSHL modified HMDA APR threshold test as the calculated APR of 10% exceeds the threshold of 7.170% by 2.830%. The loan failed NC RSHL conventional mortgage rate APR threshold test, as the calculated APR of 10% exceeds the threshold of 7.850% by 2.150%. This loan failed the DTI provided test due to the debt-to-income ratio was not provided. Per statute, the SOL of 2-years has expired." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure is missing from the loan documents."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693
46416115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$638.94	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.010%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2021	XXXX	XXXX	2.875%	XXXX	10/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
There are seven active municipal liens against the subject property in favor of xx in the total amount of $XXXX which were recorded on different dates.
Parcel No: # xx
The 1st installment of county taxes for 2024 was paid in the amount of $311.48 on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of $311.48 on xx/xx/2025.
Parcel No: # xx
The 1st installment of county taxes for 2024 was paid in the amount of $3.07 on xx/xx/2024.
The 2nd installment of county taxes for 2024 was paid in the amount of $2.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of PITI $230.00, which was applied to the due date of xx/xx/2025. The current P&I is $178.80 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX and the deferred balance is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX and the deferred balance is $XXXX.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property was occupied by owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx. The monthly P&I is $178.80 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance of $XXXX. The interest bearing amount is $XXXX. There is no principal forgiven amount. The loan has been modified thrice since origination.	Credit Report Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2007   Variance: 345 (Days)   Variance %:    Comment: First payment date is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2025   Variance: -6481 (Days)   Variance %:    Comment: Original appraised date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-88113.00   Variance %: -57.54769%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 27.60257%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 94.718% Tape Value: 45.780% Variance: 48.938% Variance %: 48.93800% Comment: Original standard LTV is 94.718%. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape shows the loan failed mortgage broker and servicer act test as there was no evidence in the file to support that XXX was charged the actual amounts for all the third-party fees. Infinity compliance report does not fail state and federal compliance tests. Further details not provided."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592
31890221	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$3,581.06	$3,024.31	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.599%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/11/2021	XXXX	Not Applicable	7.599%	XXXX	01/XX/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are multiple state tax liens against the XXXs "xx" in favor of different plaintiffs, and amounts were not mentioned in supporting documents.
There are multiple civil judgments against the XXXs xx in favor of different plaintiffs, and amounts were not mentioned in supporting documents.
The annual installment of county taxes for 2023 has been paid in the amount of $3,042.04 on xx/xx/2024.
The first installment of county taxes for 2024 is delinquent in the amount of $3,581.06, with the good-through date of xx/xx/2025.
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $3,024.31.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,265.72, which was applied for the due date of xx/xx/2025. The current P&I is $1,065.72 with an interest rate of 7.599%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. Unable to determine the current occupancy status. The loan was modified on xx/xx/2021. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is $1,065.72 with an interest rate of 7.599% beginning on xx/xx/2022 and a maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete) Balloon Rider Final Truth in Lending Discl. Missing or error on the Rate Lock Prepayment Penalty Rider Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Original appraisal date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 101.80916%   Comment: Original balance (or Line Amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 42.302% Tape Value: 21.120% Variance: 21.182% Variance %: 21.18200% Comment: Original standard LTV (OLTV) is 100.000%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows "e-signed mod." As per the modification agreement located at "xx," the loan was modified on xx/xx/2021."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx. Current UPB $92K."
* Balloon Rider Missing (Lvl 2)     "Balloon rider is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			594	Not Applicable
27724996	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	04/04/2025	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2021	XXXX	XXXX	2.870%	XXXX	12/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a prior mortgage active against the subject property originated on xx There is an active municipal lien against the subject property in favor of xx, which was recorded on xx/xx/2018 in the amount of $590.42. The tax status is “to follow.” No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $235.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $140.33 with an interest rate of 2.880%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx/xx/2021.
Unable to determine the current occupancy of subject property.
As per PACER, the debtor xx had filed bankruptcy under Chapter 7 with the case#xx on xx/xx/2008. The BK was discharged on xx/xx/2009.
As per UT dated xx/xx/2025, the FC action was initiated in 2017 and the complaint was filed on xx/xx/2017 under case#xx. As per the FC docket located at xx, the foreclosure action was discontinued on xx/xx/2018. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per UT dated xx/xx/2025, the FC action was initiated in 2017 and the complaint was filed on xx/xx/2017 under case#xx. As per the FC docket located at xx, the foreclosure action was discontinued on xx/xx/2018. Further details are not provided.
Bankruptcy Comments:As per PACER, the debtor Marcia Angela Cox had filed bankruptcy under Chapter 7 with the case#xx on xx/xx/2008. As per the schedule-D of the voluntary petition dated xx/xx/2008, the amount of the claim is $XXXX, and the value of the collateral is $XXXX. The unsecured portion is $00.00. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.

The modification agreement was made between the borrowers, xx. As per the modified term, the new principal balance is xx. The monthly P&I is $140.33 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is deferred balance in the amount of $1,023.87 and no principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2008   Variance: -20 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2008   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2025   Variance: -6314 (Days)   Variance %:    Comment: Original Appraisal Date is xx/xx/2007   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Value: xx  Variance: $-21591.00   Variance %: -32.91762%   Comment: Original Appraised Value is xx Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 16.07860%   Comment: Original Balance (or line amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.488%   Tape Value: 58.070%   Variance: 42.418%   Variance %: 42.41800%   Comment: Original Standard LTV(OLTV) is 100.488%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 11.61000% Tape Value: 12.01000% Variance: -0.40000% Variance %: -0.40000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to interest rate charged of 11.61% exceeds the threshold of 7.250% by 4.360%." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	656
20579043	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,509.10	04/17/2025	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	6.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2019	XXXX	Not Applicable	4.375%	XXXX	05/XX/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2024 have been paid in the amount of $1,509.10 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $440.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $268.87 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
As per the document located at “xx,” the foreclosure was initiated and the amended complaint was filed on xx/xx/2017. The foreclosure was dismissed on xx/xx/2017 due to modification.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:As per the document located at “xx,” the foreclosure was initiated and the amended complaint was filed on xx/xx/2017. The foreclosure was dismissed on xx/xx/2017 due to modification.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $XXXX. As per the voluntary petition, the property has been surrendered. The MFR was filed on xx/xx/2016. The order on the MFR was granted on xx/xx/2016. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower, “xx. As per the modified term, the new principal balance is xx. The principal forgiven amount is $6,397.67. The monthly P&I is $268.87 with an interest rate of 4.375% beginning on xx/xx/2019 and a maturity date of xx/xx/2054. There is no deferred balance. The loan has been modified four times since origination.	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2008   Variance: -31 (Days)   Variance %:    Comment: 1st paymant date is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: 40.20434%   Comment: OPB is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -14 (Days)   Variance %:    Comment: Note date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.473%   Tape Value: 57.400%   Variance: 23.073%   Variance %: 23.07300%   Comment: LTV is 100%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $431.58   Variance: $27.83   Variance %: 6.44839%   Comment: P&I is $459.41.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: 6.37500% Tape Value: 5.12500% Variance: 1.25000% Variance %: 1.25000% Comment: Rate is 6.375%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "FHA mortgage insurance certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
32256801	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,904.98	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	52.662%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $254.94 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $1,650.04 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,139.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,746.06 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 2 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx|---| $90.00 |----| 0.03301% Comment: Original Balance xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 95.681%   Tape Value: 94.040%   Variance: 1.641%   Variance %: 1.64100%   Comment: Original CLTV Ratio percent 95.681%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 95.681% Tape Value: 94.040% Variance: 1.641% Variance %: 1.64100% Comment: Original Standard LTV 95.681% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject FHA loan was approved at 52.66%. XXX set up a living trust with herself as the grantor and trustee dated xx/xx/2024 that is being funded by a personal savings account and new brokerage account with monthly distributions. The file does not contain sufficient documentation to support the distributions. Lender defect. Revised DTI 64.38%. Subject originated 10/21/24 and the 3 year SOL is active. The XXX is employed with xx, FICO 681."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet seasoning period requirement. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80856829	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,120.63	04/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	717	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $6,835.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,449.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,694.87 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan originated as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $XXXX Tape Value: $-1841.10 |---| $3712.20 |----| -201.62946% Comment: cash to borrower is $XXXX. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 73.303%   Tape Value: 73.304%   Variance: -0.001%   Variance %: -0.00100%   Comment: CLTV is 73.303%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -6 (Days)   Variance %:    Comment: Note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 73.303% Tape Value: 73.304% Variance: -0.001% Variance %: -0.00100% Comment: LTV is 73.303%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 3-day waiting period requirement from the receipt of the revised CD received on xx/xx/2024 and the consummation date of xx/xx/2024. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan fails compliance delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024. Subject loan is a refinance, originated on xx/xx/2024  and the 3 years SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $3,863.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,050.00.
Loan estimate dated xx/xx/2024 reflects Mortgage Broker Fee at $7,725.00. Final CD dated xx/xx/2024 reflects Mortgage Broker Fee at $8,100.00.
This is a cumulative increase in fee of +$562.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.940% exceeds APR threshold of 7.540% over by +2.400%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92997087	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,793.77	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $6,793.77 on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024-2025 (supplemental) were due in the total amount of $2,153.90 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,289.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,694.72 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy of the subject property is unable to be determined.
The subject loan originated as a no-ratio loan. ATR is not applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx |---|xx |----| -200.04184% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the initial CD was issued on xx/xx/2025, which is before the receipt date of the initial LE. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2025 delivered on xx/xx/2025 which is more than 3 business days from initial application date xx/xx/2025. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* LE/CD Issue date test Fail (Lvl 3) "Initial loan estimate is dated xx/xx/2025 and electronically signed on xx/xx/2025 which is more than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for delivery timing of initial loan estimate."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.484% exceeding the APR threshold of 8.570% by +0.914%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.484% exceeding the APR threshold of 8.570% by +0.914%. The subject loan is escrowed."		Critical	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44414591	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,258.25	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	26.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2024 have been paid in the total amount of $5,258.25 on xx/xx/2024 and xx/xx/2024 respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,364.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,598.74 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been SE for 8.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per note. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: -200.87566%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.762%   Tape Value: 68.763%   Variance: -0.001%   Variance %: -0.00100%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 68.762% Tape Value: 68.763% Variance: -0.001% Variance %: -0.00100% Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the initial CD was not sent to XXX. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,610.00 exceed fees threshold of $10,084.89 over by +$1,525.11.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $9,625.00
Points - Loan Discount Fee paid by Borrower: $875.00
Underwriting Fee paid by Borrower: $860.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $11,610.00 exceed fees threshold of $10,084.89 over by +$1,525.11.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $9,625.00
Points - Loan Discount Fee paid by Borrower: $875.00
Underwriting Fee paid by Borrower: $860.00."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.525% exceeds APR threshold of 8.230% over by +0.295%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.558% exceeding the APR threshold of 8.230% by +0.328%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																								Loan failed MD COMAR higher-priced mortgage loan threshold test due to APR calculated 8.558% exceeds APR threshold of 8.230% over by +0.328%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86320278	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,365.60	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	740	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,365.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,920.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,556.20 with an interest rate of 9.50%. The current UPB reflected as per the payment history is $XXXX.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller's tape data, the subject property is occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
The subject loan was approved as no ratio loan and ATR is not applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx |---| xx |----| -200.00000% Comment: Final CD shows cash from borrower is (xx). Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the loan failed the 3-day CD waiting period test, as the revised CD delivery date is less than 3 business days from the closing date. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan failed the NC RSHL average prime offer rate APR threshold due to calculated APR of 10.138% exceeds the threshold of 7.860% by +2.278%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.138% exceeds APR threshold of 7.860% over by +2.278%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65951786	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$532.00	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	792	Not Applicable	17.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $532.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,905.85 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $1,905.85 with an interest rate of 7.13%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the occupancy of the subject property is stated as second home.
Subject loan was qualified under asset depletion loan program.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx |---| xx |----| -xx Comment: Subject loan purchase case cash form borrower is (xx). Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the initial LE dated xx/xx/2024 and the initial CD dated xx/xx/2024 were issued on the same date. Infinity CE report failed the TRID disclosure delivery date validation test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test, as the initial closing disclosure delivery date of xx/xx/2024 is the same as the initial loan estimate delivery date of xx/xx/2024."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects mortgage broker fee at $6,328.00. Final CD dated xx/xx/2025 reflects mortgage broker fee at $6,364.91. This is an increase in fee of +$36.91 for charges that cannot increase. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4548935	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,769.63	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	37.095%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are two prior credit card judgments against the borrower in favor of xx, and xx, which were recorded on xx/xx/2023 and xx/xx/2025 in the total amount of $XX.
There is a credit card judgment against the borrower in favor of xx which was recorded on xx/xx/2025 in the amount of $XX.
The annual installment of county taxes for 2025 has been paid in the amount of $1,769.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025 .The last payment was received on xx/xx/2025 in the amount of $2,037.39(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,691.22 with an interest rate of 7.880%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the borrower filed a claim for wind damages, and the DOL is xx/xx/2025. No comments have been found regarding the estimated amount to repair the damages or the completion of the repairs.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
 As per tape data, the subject property is owner occupied.
XXX has been SE for 3 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx|---| xx |----| -200.00000% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and review of the file show the revised CD was issued on xx/xx/2025. The document tracker is missing and 3 business days were added to get the receipt date of xx/xx/2025, which is after the consummation date of xx/xx/2025. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $1,049.63. This is an increase in fee of +$1,049.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,625.88 exceed fees threshold of $6,730.93 over by +$1,894.95.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $5,831.25
Points - Loan Discount Fee paid by Borrower: $1,049.63
Underwriting Fee paid by Borrower: $1,495.00.

Loan failed GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 10.331% exceeds APR threshold of 9.320% over by +1.011%.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $8,625.88 exceed fees threshold of $6,730.93 over by +$1,894.95.
The following fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $5,831.25
Points - Loan Discount Fee paid by Borrower: $1,049.63
Underwriting Fee paid by Borrower: $1,495.00.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 10.331% exceeds APR threshold of 9.320% over by +1.011%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.866% exceeds APR threshold of 8.570% over by +0.296%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.331% exceeds APR threshold of 8.570% over by +1.761%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90241469	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,709.54	05/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 were paid in the amount of $18,709.54.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $10,854.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,125.72 with an interest rate of 8.750%. The current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
Subject loan closed as a no-ratio loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value:xx Tape Value: xx |---| xx |----| -200.28351% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -3 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the 3-day waiting period for CD. Infinity compliance result shows the loan failed the TRID disclosure delivery date validation test as the initial closing disclosure delivery date is on the loan estimate delivery date. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the TRID disclosure delivery date validation test as the initial closing disclosure delivery date is on the loan estimate delivery date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.296% exceeds the APR threshold of 9.230% by +0.066%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 9.296% exceeding the APR threshold of 9.230% by +0.066%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78528065	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,301.56	04/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	765	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are three active prior hospital/medical liens against the borrower in favor of different plaintiffs in the total amount of $XX, which were recorded on xx/xx/2024, xx/xx/2024, and xx/xx/2024.
The first and second installments of county taxes for 2024 have been paid in the total amount of $2,362.93 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,881.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,537.83 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
The subject was approved as a no-ratio loan and ATR is not applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx |---| xx |----| -200.00000% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -4 (Days) Variance %: Comment: Tape shows Original Note Doc date is 0xx/xx/2025, but as per the Note Doc is 0xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the initial LE and CD are issued on the same date of xx/xx/2025. Further details not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the TRID disclosure delivery date validation test due to initial LE and initial CD are issued on the date of xx/xx/2025. The subject is a refinance case originated on xx/xx/2025, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.024% exceeds APR threshold of 8.390% over by +0.634. The subject loan is esc rowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11954396	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,407.84	05/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	775	26.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been due in the amount of $703.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,202.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,681.94 with an interest rate of 7.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX1 has been SE for 1 year at 2 xx. Previously, XXX1 had 19.5 years on the job as a manager at xx.
XXX2 has been SE for 1 year at 2 xx. Previously, XXX2 had 9.5 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx|---| xx |----| -200.00000% Comment: Tape shows Cash to Borrower as xx.Final CD shows Cash from Borrower valued at xx. Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.49019% Comment: Tape shows Original Appraised value as xx.Appraisal Report shows xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and review of the file show the loan does not meet the 3-day waiting period requirement. The initial LE was issued on xx/xx/2024, which is the same date as the initial CD date. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test. The initial loan estimate delivery date is on the same date as the initial closing disclosure."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$295.00. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22991346	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,306.73	06/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 and 2025 were paid in the total amount of $3,306.73 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. The current P&I is $4,428.94, and the interest rate is 8.500%. The UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. The current P&I is $4,428.94, and the interest rate is 8.500%. The UPB is $XXXX.
As per tape, the subject property has been occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Subject loan closed as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape data shows XXX self-Employed is no, where in final 1003 does not have any data regarding employment. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -200.39359%   Comment: Tape data shows cash to borrower is xx, but final closing disclosure shows cash from borrower is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Tape data shows note date xx/xx/2025, Note document reflects note date was xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $20,965.00 exceeds fees threshold of $16,412.57 over by +$4,552.43.
The below fees were included in the test:
Appraisal Review Fee paid by Borrower: $150.00
Document Preparation Fee paid by Borrower: $100.00
Mortgage Broker Fee paid by Borrower: $11,520.00
Points - Loan Discount Fee paid by Borrower: $7,200.00
Underwriting Fee paid by Borrower: $1,995.00.

Loan failed GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated at 8.988% exceeds APR threshold of 8.980% over by +0.008%. Subject loan is escrowed.

Loan failed QM APR threshold test due to APR calculated at 8.988% exceeds APR threshold of 8.980% over by +0.008%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the file show the appraisal was not delivered at least 3 days prior to funding. The receipt of the appraisal 3 days prior to funding is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.988% exceeds the APR threshold of 8.230% over by +0.758%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.077% exceeds the APR threshold of 8.230% over by +0.847%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.077% exceeds the APR threshold of 8.230% over by +0.847%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50233878	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,035.63	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	43.447%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $10,814.92 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,455.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,536.18 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been SE for 21 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: xx Tape Value: xx |---|xx|----| -xx% Comment: Cash to borrower is xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Original note doc date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.735% exceeds APR threshold of 8.260% over by +0.475%. The subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Tape and review of the file show the subject loan is HPML; only RE taxes were impounded and not homeowners insurance. Infinity compliance report shows the loan failed the HPML test. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2393103	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,211.09	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	56.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a prior child support lien against the borrower in favor of County of xx, which was recorded on xx/xx/2019. The amount of lien is not provided on the supporting document. The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $1,211.09. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,062.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,380.39 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has 1.25 years on the job as a sales manager with xx. Previously, XXX had 2.58 years on the job as a floor manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 56.150% Tape Value: 56.413% |---| -0.263% |----| -0.26300% Comment: Borrower DTI Ratio percent is 56.150%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -456 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV Ratio percent is 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.188% Tape Value: 96.500% Variance: 1.688% Variance %: 1.68800% Comment: Original Standard LTV(OLTV) is 98.188%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date of xx/xx/2024, which is on the initial closing disclosure delivery date of xx/xx/2024.

Loan failed the FHA QM Rebuttable Presumption test due to fees charged $12,481.36 exceeds the fees threshold of $11,757.55 over by +$723.81.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,786.36
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $995.00.

Loan failed the Qualified Mortgage Lending Policy points and fees test due to fees charged $12,481.36 exceed the fees threshold of $11,757.55 over by +$723.81.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,786.36
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $995.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2024 reflects Appraisal Fee at $525.00. Post CD dated xx/xx/2025 reflects Appraisal Fee at $570.00. This is an increase in fee of +$45.00 for charges that cannot increase. A valid COC for the increase in fee is available. COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,481.36 exceed the fees threshold of $11,757.55 over by +$723.81.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,786.36
Processing Fee paid by Borrower: $700.00
Underwriting Fee paid by Borrower: $995.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows DU recommendation is refer. DU available in the loan file shows the recommendation is Approve/Eligible. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash in the amount of $5,764.06." * Compliance Testing (Lvl 2) "The loan failed the FHA QM safe harbor threshold test due to the APR calculated at 6.685% and comparison data of the APR threshold at 8.386%, which is under variance by -1.701%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
79049240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,244.19	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	44.910%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of the xx The 1st and 2nd installments of city taxes for 2023 were paid in the amount of $4,244.18 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,715.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,136.23 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has 3.5 years on the job as a driver at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI? is Not Applicable Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: 83.482% Tape Value: 84.483% Variance: -1.001% Variance %: -1.00100% Comment: Original standard LTV (OLTV) is 85.000% Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "The tape shows AUS was invalidated due to correction in assets. Bank statements in the file show $11K, and the cash-to-close requirement is $8,870. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			513	Not Applicable
1466732	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$7,778.84	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	48.308%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual school taxes for 2024 were paid in the amount of $4,048.16 on xx/xx/2024.
The annual combined taxes for 2025 were paid in the amount of $3,730.68 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,370.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,483.14 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 8 months on the job as a registered nurse at xx, XXX had 2.25 years on the job as a registered nurse at xx and prior to that, XXX had 3.83 years on the job as a registered nurse at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.308%   Tape Value: 37.870%   Variance: 10.438%   Variance %: 10.43800%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value:    Variance:    Variance %:    Comment: Tape Shows Original P&I as $85.00.Note shows $1,483.14.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Tape Shows Property city as XXXX.Note Shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 48.30%. Tape shows DTI over guideline tolerance. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. XXX has 8 months on the job as a registered nurse at xx, FICO 765, 0X30 since inception and $36K equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25828049	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,597.77	04/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	49.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of school taxes for 2024 has been paid in the amount of $4,507.60 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $3,090.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,133.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,482.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape data, the occupancy of the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 4.58 years on the job as a licensed practical nurse with xx. Additionally, XXX has 5.83 years on the second job as a direct support staff at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.896%   Tape Value: 49.900%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value:    Variance:    Variance %:    Comment: Original stated P&I is $1,482.69.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: XXXX Tape Value: XXXX Variance: Variance %: Comment: Property city is XXXX. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.89%. Tape and LOX in the file show XXX was on 12 weeks of family leave at closing. Paystubs in the file support qualifying income. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX has 4.58 years on the job as a xx. Additionally, XXX has 5.83 years on the second job as a direct support staff at xx, FICO 755, 0X30 since inception, and $82K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the rate extension fee. The CD dated xx/xx/2024 reflects a rate extension fee of $270.84. This is an increase in fees of +$270.84 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2853763	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,354.44	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	49.144%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is one junior mortgage against the subject property originated on xx The first and second installments of town taxes for 2025 have been paid in the total amount of $2,677.22 on xx/xx/2025 and xx/xx/2025, respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,366.33, which was applied for the due date of xx/xx/2025. The current P&I is $1,750.74 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
XXX has 31.16 years on the job as a roofer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.144%   Tape Value: 49.140%   Variance: 0.004%   Variance %: 0.00400%   Comment: Borrower DTI Ratio Percent is 49.144.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 102.942% Tape Value: 102.950% Variance: -0.008% Variance %: -0.00800% Comment: Original CLTV Ratio Percent is 102.942% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.14%. The Lender miscalculated income. Lender defect. Revised DTI 56.48%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The XXX is employed with xx as a xx for 31 years in xx, FICO 714, $2,226 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Banker Service Fee paid by Borrower: $15.00
Buyers Representative paid by Borrower: $2,500.00
HOA New Owner Setup paid by Borrower: $340.00
Real Estate Commission paid by Seller: $5,540.00
Title - Closing Protection Letter paid by Borrower: $75.00
Title - Title Admin Fee paid by Borrower: $10.00
Title-Transaction Management Fee paid by Borrower: $35.00"	* Cash out purchase (Lvl 2) "The subject loan is a purchase case; the final closing disclosure dated xx/xx/2024 reflects cash to in the amount of $1,292.05."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges in total cannot increase more than 10% in the tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and recording fees at $456.00. CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $507.10. This is a cumulative increase of +$5.50 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
881923	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	811	33.320%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a writ of fieri facias judgment against the borrower in favor of xx The first and second installments of combined taxes for 2024 have been paid in the amount of $5,948.56 on xx/xx/2024 & xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,592.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,774.63 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The occupancy of the subject property is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.

XXX1 has 19.25 years on the job as a senior care manager for xx.
XXX2 has 12.08 years on the job as an associate with xx.
Additionally, XXX2 has 6.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12 Tape Source: Initial Tape Type: Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Borrower #2 Last Name is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges in total cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2024 reflects the sum of Section C fees and recording fees at $951.50. The CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $1,329.40. This is a cumulative increase of +$377.90 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	715
98161025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,430.53	05/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	49.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. There is an active sewer lien against the subject property in favor of "xx," which was recorded on xx/xx/2024 in the amount of $777.60. The annual installment of city taxes for 2024 has been paid in the amount of $5,430.53 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,963.84 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,330.36 with an interest rate of 6.9990%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape data is $XXXX.
The reason for default is unable to be determined.
The subject property is occupied by owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been SE for 6.41 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: 18 Tape Value: 19 |---| -1 |----| -5.26315% Comment: Age of loan is 18 Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 49.295% Tape Value: 49.300% Variance: -0.005% Variance %: -0.00500% Comment: Borrower DTI Ratio Percent is 49.295% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.29%. The tape shows debt miscalculation, and SE income was not supported as SE employment history was less than 5 years. Further details not provided. Lender defect. The subject was originated on xx/xx/2023, and the 3-year SOL is active. XXX has been SE for 6.41 years at xx, FICO 721, and $64K equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed state regulations for prohibited fees for the first lien test. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $2,419.31 Processing Fee paid by Borrower: $1,230.00" * Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by loan originator is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
10804830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,894.20	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	705	47.846%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $11,894.20 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,772.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,499.84 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX 1 has 1.83 years on the job as a scout with the xx. Additionally, XXX is self-employed and has been running multiple businesses for two years. XXX2 has been an SE for 3.33 years as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: 21 Tape Value: 22 |---| -1 |----| -4.54545% Comment: Age of loan is 21 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.846%   Tape Value: 47.850%   Variance: -0.004%   Variance %: -0.00400%   Comment: Borrower DTI Ratio percent is 47.846%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is unavailable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per HUD-1 change in rate/term Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect points—loan discount fees. The CD dated xx/xx/2023 reflects points—loan discount fee at $5,760.00. This is an increase in fees of +$5,760.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The loan failed charges in total cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2023 reflects the sum of section C fees and recording fees at $591.80. The CD dated xx/xx/2023 reflects the sum of section C and the recording fee at $635.00. This is a cumulative increase of +$43.20 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents.   The subject loan is a refinance, originated on xx/xx/2023, and the SOL is 3 years."
* Right of Rescission missing or unexecuted (Lvl 3) "The right of rescission is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.84%. Tape shows qualifying income is not supported. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. XXX 1 has 1.83 years on the job as a scout with the xx. Additionally, XXX is self-employed and has been running multiple businesses for two years. XXX2 has been an SE for 3.33 years as a xx, FICO 705, 0X30 in the last 24 months, and $397K equity in the subject. Review shows ATR confirmed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Unavailable
93885214	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,428.86	06/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	28.908%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024-2025 are due in the amount of $2,428.86 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $358.01 with an interest rate of 6.49%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape, the subject property is owner-occupied.
As per the tape, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 3 months on the job as a driver with xx. Previously, XXX had multiple jobs in the last 2 years in the same line of work. Additionally, XXX receives unemployment income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of Loan is 5. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 28.908% Tape Value: 28.910% Variance: -0.002% Variance %: -0.00200% Comment: Borrower DTI Ratio Percent is 28.908%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $688.91. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $714.42. This is an increase in fee of $25.51 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.90%. Tape shows XXX was not employed. Further details not provided. XXX defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX has 3 months on the job as a driver with xx, FICO 817, and $6K equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
15252187	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$441.25	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	753	Not Applicable	32.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for 2024 has been paid in the amount of $441.25 on xx/xx/2025. The second installment of county taxes for 2024 is due in the total amount of $441.25 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,464.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,184.06 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5.41 years on the job as a market people partner in HR with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of Loan is 13. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 32.675% Tape Value: 32.670% Variance: 0.005% Variance %: 0.00500% Comment: Borrower DTI Ratio Percent is 32.675%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the appraised value is not supported, and the appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #1, with a sales price of xx is closest to the subject property. Realtor.com search shows an estimated value of xx. Current UPB is $173K."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
80851278	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,645.94	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	667	746	49.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There are two prior child support liens against xx in favor of the County of xx, which were recorded on xx/xx/2016 and xx/xx/2022. The SSN of the defendant mentioned on supportive documents does not match the SSN of the borrower. The first and second installments of county taxes for 2024/2025 have been paid in the amount of $2,645.94 on xx/xx/2024 and xx/xx/2025, respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,515.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,267.30 with an interest of 6.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
XXX1 and XXX2 receive retirement and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.981%   Tape Value: 49.980%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 29.485%   Tape Value: 29.490%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 29.485%   Tape Value: 29.490%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of +$150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.98%. The Lender did not ensure the total amounts owed on liabilities were paid off at closing. Lender defect. Revised DTI 50.03%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. Both XXX’s receive retirement income, FICO 667, $4,915 residual income, 0X30 since inception and $479.5K equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	733
89076048	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,714.66	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	780	Not Applicable	48.881%	First	Final policy	Not Applicable	Not Applicable	04/XX/2024	XXXX	Not Applicable	7.125%	XXXX	06/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2024 have been paid in the total amount of $3,714.66 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,412.23 (PITI). The current P&I is $2,824.67 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX. As per the collection comment dated xx/xx/2024, the payments made on xx/xx/2024 are borrower payments. As per the checks located at "xx," these are the borrower payments that were applied on xx/xx/2025, xx/xx/2025 and xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the RFD is payment dispute.
The modification agreement was made between the borrower,xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX started a new job on xx/xx/2023 as an xx. Additionally, XXX receives child support, social security income, and nutrition assistance income. Previously, XXX had 4.75 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx. The monthly P&I is $2,824.67 with an interest rate of 7.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.881%   Tape Value: 48.880%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI ratio percent is 48.881%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $71.99   Variance %: 0.00799%   Comment: Appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.556%   Tape Value: 55.560%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV ratio percent is 55.556%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.556%   Tape Value: 55.560%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original standard LTV is 55.556%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $XXXX Tape Value: $2824.67 Variance: $543.92 Variance %: 19.25605% Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the estimated value at xx. Current UPB is $103K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.88%. The Lender used nutrition assistance as income, child support that was declining due to children’s age and hourly rate without evidence of 40 hours a week. Lender defect. Revised DTI unknown. Subject loan originated xx/xx/2023 and the 3-year SOL is active. The XXX is employed with xx for 1.5 months, FICO 765, 1X60 since inception, $400K equity in the subject. XXX did a recast and paid down loan by an additional $100K on 12/24."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			637	Not Applicable
55004240	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$864.52	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	744	718	36.055%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $864.52 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,789.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,483.00 and the interest rate is 7.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
  As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
Appraisal report is as-is. Tape and review of the file show the subject property is ineligible due to rotten wood in the fireplace and damaged exterior walls. The estimated cost to cure is not available in the loan files. CCs do not show damage. Further details are not provided.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
  XXX1 has 8.5 years on the job as a consultant at xx.
XXX2 has 2 months on the job as a superintendent at xx. Previously, XXX2 had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 36.055% Tape Value: 36.060% |---| -0.005% |----| -0.00500% Comment: DTI is 36.055%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as-is. Tape and review of the file show the subject property is ineligible due to rotten wood in the fireplace and damaged exterior walls, siding, decks. The estimated cost to cure is not available in the loan files. 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount. Condo association made recent special assessments. May be health and safety issues."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	697
11281749	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,313.45	05/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	655	Not Applicable	48.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $1,313.45 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,547.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,925.77 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 1 year on the job as a talent acquisition manager at xx. XXX has been an SE for 4.75 years at xx. Previously, XXX had 1.33 years as a technical recruiter at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan is 13. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 48.129% Tape Value: 48.130% Variance: -0.001% Variance %: -0.00100% Comment: XXX DTI ratio percent 48.129%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.13%. The Lender used commission income without a 2 year history and rental income that was not sufficiently documented. Lender defect. Revised DTI 86.02%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The XXX is employed with xx as a talent manager for 3 months and an xx for 3 years, FICO 655, $812 residual income, 0X30 since inception and $15.2K equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the brokerage/finder fee test due to fees charged $7,445.00 exceeds fees threshold of $5,795.00 over by +$1,650.00. The below fees were included in the test: Commitment Fee paid by Borrower: $125.00 Funding, Wire, or Disbursement Fee paid by Borrower: $35.00 Points - Loan Discount Fee paid by Borrower: $5,795.00 Processing Fee paid by Borrower: $795.00 Underwriting Fee paid by Borrower: $695.00"
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.551% exceeds the APR threshold of 8.480% over by +0.071%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d). The loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.551% exceeds the APR threshold of 8.480% over by +0.071%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	Not Applicable
54763558	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$53,306.80	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	38.231%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of $53,306.80 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,609.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,609.78 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
XXX has 10 months on the job as a senior reservoir engineer with xx
XXX had prior employment experience as a senior reservoir engineer with xx, for 3.41 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 48 |---| -1 |----| -2.08333% Comment: Tape shows Age of loan is 48 but audit value is given as 47. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.231%   Tape Value: 38.230%   Variance: 0.001%   Variance %: 0.00100%   Comment: Tape shows arm Borrower DTI Ratio Percent is 38.230% but audit value is given as 38.231%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows Current value is xx but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape shows Escrow Account indicator is NO but audit value is given as Yes. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Exhibit A to the purchase contract shows multiple repair items, including (but not limited to) electrical, exhaust system, cooling system, water heating equipment, and water damage. The exhibit is dated after the appraisal effective date. Appraisal report is as is. The 1004D report is missing from the loan documents. The final CD does not reflect escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2021 does not reflect points—loan discount fee. The CD dated xx/xx/2021 reflects points—loan discount fee at $2,258.00. The loan estimate dated xx/xx/2021 does not reflect the appraisal re-inspection fee. The CD dated xx/xx/2021 reflects an appraisal re-inspection fee of $150.00. This is a cumulative increase in fees of $2,408.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
28896077	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,143.43	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	43.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $6,143.43 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,984.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,984.46 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Tape shows unacceptable property condition. Appraisal report completed as-is. Review of loan file shows the subject property has some minor settlement / cracks. The appraiser did not mention this in comments. The estimated cost of repairs is not available. CCs do not show any damages.
Borrower has 25.58 years on the job as a pilot with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.603%   Tape Value: 43.600%   Variance: 0.003%   Variance %: 0.00300%   Comment: Borrower DTI ratio percent is 43.603%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is no.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.057%   Tape Value: 65.060%   Variance: -0.003%   Variance %: -0.00300%   Comment: Original CLTV ratio percent is 65.057%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 65.057% Tape Value: 65.060% Variance: -0.003% Variance %: -0.00300% Comment: Original standard LTV is 65.057%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows the subject property condition is unacceptable. The appraisal report shows there were cracks over the door and window frames as well as on the ceiling in the living room. An inspection report verifying the structural integrity of the subject property by a licensed professional is missing from the loan documents."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
70710369	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,519.64	06/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	743	Not Applicable	50.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,519.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,612.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,376.92 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the seller's tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
XXX has 1.41 years on the job as a teacher with xx. Previously, XXX had 4.16 years on the job as a teacher with the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Note reflects age of loan as 11 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.166%   Tape Value: 50.170%   Variance: -0.004%   Variance %: -0.00400%   Comment: DTI is 50.166%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan contains DU Approve/Ineligible findings at 50.17% DTI. The file is missing the WVOE to confirm the income. Lender defect. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The XXX is employed with xx as a Teacher for 1.4 years, FICO 743, and $52.9K equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable
79385300	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$766.36	06/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	671	41.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is one code enforcement lien against the subject property in favor of the City of xx, and Building Division, which was recorded on xx/xx/2019. The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $766.36 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $890.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $633.12 with an interest rate of 7.625%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 14.75 years on the job as crew member with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: Finefrock   Variance:    Variance %:    Comment: Borrower #1 middle name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 middle namex.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.893%   Tape Value: 63.900%   Variance: -0.007%   Variance %: -0.00700%   Comment: Original CLTV ratio percent is 63.893%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 63.893%   Tape Value: 63.900%   Variance: -0.007%   Variance %: -0.00700%   Comment: Original standard LTV is 63.893%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Not Applicable Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per HUD-1 is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report was subject to the completion of the renovation. The estimated cost for renovation was $16K. The final CD reflects an escrow holdback of $18,400. The tape shows the subject loan exceeded the maximum number of days of 450 days for completion of renovation. 1004D report is missing from the loan documents. Engineer inspection report shows that the subject property can be occupied and drainage should be moved 5% away from the home, as it could stop future lateral movement and cracking in the foundation piers."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects escrow holdback in the total amount of $18,400 out of which $4,800 has been drawn. Proof of release for the remaining escrow holdback amount of $13,600 is missing."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID total of payments test due to the total of payments calculated at xx exceeds the disclosed value of xx by $3,410.28. The subject loan is a refinance case that originated on xx/xx/2023, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does reflect Points - Loan Discount Fee at $766.00. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,221.89. This is an increase in fee of +$455.89 for charges that cannot increase. The subject loan is a refinance case that originated on xx/xx/2023, and the 3-year SOL is active."	* Compliance Testing (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.189% exceeds APR threshold of 8.130% over by +0.059%. The subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a) (1)) due to APR calculated 8.189% exceeds APR threshold of 8.130% over By +0.059%. This loan is compliant with regulation 1026.35(b), (c) and (d). Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.189% Exceeds APR threshold of 8.130% Over By +0.059%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx/xx/2023 and the loan closed on xx/xx/2023. No lock extension found."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	710
86306562	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$991.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	33.914%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $991.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,482.79 with an interest rate of 6.99%. The current UPB reflected as per the payment history tape data is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $XXXX.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX was qualified using an offer letter as a portfolio manager at xx. Previously, XXX had 1.58 years on the job as a screening specialist at xx. Prior to that, XXX had 11 months on the job as a program manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 33.914% Tape Value: 33.910% Variance: 0.004% Variance %: 0.00400% Comment: As per loan document. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report shows the subject property has settlement cracks that need to be repaired. Tape shows a structural inspection was received prior to closing and repairs needed to be addressed after closing. Final inspection report confirming completion of repairs is missing from the loan documents. The estimated cost to cure is not available in the loan files and the final CD does not reflect the escrow holdback amount."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
69839967	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$953.28	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	775	Not Applicable	42.650%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $953.28 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,629.21, which was applied for the due date of xx/xx/2025. The current P&I is $1,907.72 with an interest rate of 6.875%. The current UPB reflected as per payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is $XXXX.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
XXX has 3.41 years on the job as an HR specialist at the xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Age of loan is 22. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not acceptable and the appraiser used large adjustments to arrive at an appraised value of xx. Comp #6, with a sales price of xx, is closest to the subject property. Zillow search shows an estimated value of xx. Current UPB is $269K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
63548401	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,138.46	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	19.672%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $3,138.46 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,616.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,246.38 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 5 years on the job as a maintenance manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of Loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 19.672%   Tape Value: 19.670%   Variance: 0.002%   Variance %: 0.00200%   Comment: Borrower DTI Ratio Percent is 19.672%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $39.52   Variance %: 0.01216%   Comment: Original Appraised Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.923%   Tape Value: 56.930%   Variance: -0.007%   Variance %: -0.00700%   Comment: Original CLTV Ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.923%   Tape Value: 56.930%   Variance: -0.007%   Variance %: -0.00700%   Comment: Original Standard LTV is 56.923%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Cash Out-Other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: purpose of transaction cash out Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 19.67%. Tape shows the XXX was terminated the day after closing. The subject originated on xx/xx/2024. XXX has 5 years on the job as a maintenance manager with xx, FICO 788, 0X30 since inception."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
13003330	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$34.01	05/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	733	778	35.942%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $34.01 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,749.42 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $3,140.73, and the interest rate is 6.625%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2024, the RFD was death of the XXX.
No foreclosure activity has been found.
No damage or repair has been found.
 No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
   XXX has been SE as a president for 10.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.942% Tape Value: 35.940% |---| 0.002% |----| 0.00200% Comment: DTI is 35.942%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE, dated xx/xx/2024, reflects the recording fee at $90.00. The post-close CD dated xx/xx/2024 reflects the recording fee at $190.00. This is an increase of $17.00 for charges that in total cannot increase more than 10% in the test. A valid COC for the increase in fee is not available. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	786
79016483	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,662.90	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	28.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active prior mortgage against the subject property in favor of xx
There is a prior state tax lien found against the borrower in favor of the State of xx in the amount of $XX, which was recorded on xx/xx/2006.
There is a prior IRS lien against the borrower in favor of the Department of the Treasury-Internal Revenue Service, which was recorded on xx/xx/2006 in the amount of $48,179.63.
The annual installment of county taxes for 2024 has been paid in the amount of $2,662.99 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,991.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,468.25 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 11.58 years on the job as a supervisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test due to finance charge disclosed on final CD as xx. The calculated finance charge is xx for an under disclosure amount of -$320.79.    The loan failed the TILA foreclosure rescission finance charge test due to finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under disclosure amount of -$285.79. The subject loan is a refinance case that originated on xx/xx/2024, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2024 reflects points - loan discount fee at $1,619.00. The final CD, dated xx/xx/2024, reflects points - loan discount fee at $2,437.50. This is an increase in fee of +$818.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2024, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services providers list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.54%. Tape shows HI premium was miscalculated. Revised DTI is 32.29%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. XXX has 11.58 years on the job as a supervisor with xx, FICO 679, 0X30 since inception, $143K equity in the subject and $4,252 residual income. Review shows ATR confirmed."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50058551	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	49.098%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for the year 2024 are exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,267.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,875.99 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 19 years on the job as an administrator at the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.098%. The tape and review shows the income used for qualifying was not supported with paystubs. Further details not provided. Actual DTI is 75.16%. Lender defect. The subject loan originated on 12/30/24, and the 3-year SOL is active. XXX is employed at the xx as a professor for 18 years. FICO 754. $72K equity in the subject. $XXXX in residual income. 0X30 since inception."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,091.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,778.50. This is a cumulative increase of +$578.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96280926	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,766.63	04/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	786	797	17.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $3,766.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,678.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,620.04 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
XXX1 is self-employed and has been running multiple businesses for 14.16 years.
XXX2 has been SE for 14.16 years at xx. Additionally, XXX2 has been SE for 4 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: 17.372% Tape Value: 17.758% |---| -0.386% |----| -0.38600% Comment: DTI is 17.372%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.783%   Tape Value: 8.630%   Variance: 0.153%   Variance %: 0.15300%   Comment: Hosing ratio is 8.783%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.797%   Tape Value: 67.790%   Variance: 0.007%   Variance %: 0.00700%   Comment: LTV is 66.797%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 67.797% Tape Value: 67.790% Variance: 0.007% Variance %: 0.00700% Comment: LTV is 66.797%. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows use of business funds towards closing is not supported and missing source for large deposits. Bank statements in the file show $5.4M in assets, and the cash-to-close requirement is $594K. Further details not provided. XXX1 is self-employed and has been running multiple businesses for 14.16 years. XXX2 has been SE for 14.16 years at xx and for 4 years at xx, FICO 786, 0X30 since inception and $667K equity in the subject."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9056013	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,382.16	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	798	33.030%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $2,382.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,208.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,763.50 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan was not modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller’s tape data, the occupancy of the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
XXX1 has 7.5 years on the job as a senior systems administrator with xx.
XXX2 has 4.58 years on the job as a senior instructional designer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: Arnab Tape Value: Amab |---| |----| Comment: Borrower First Name is Arnab. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and final CD show the DPA loan of $5K and seller credit of xx exceed the limit of seller contribution for FNMA. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2025 reflects the sum of section C fees and recording fees at $2,809.00. The final CD, dated xx/xx/2025, reflects the sum of section C and the recording fee at $3,814.80. This is a cumulative increase of $724.90 for charges that in total cannot increase more than 10% in the test. A valid COC for the increase in fee is not available. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38968864	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,602.65	04/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	480	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,602.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,608.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,205.31 with an interest rate of 12.250%. The current UPB reflected as per the payment history is $XXXX. The PH shows a large transaction in the amount of $10,434.80 in April 2025, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The comment dated xx/xx/2025 shows that the borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the comment dated xx/xx/2025, the reason for default is unemployment of the borrower.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is rented.
CCs do not show damages.
XXX is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.18   Tape Value: 1.2   Variance: -0.02   Variance %: -1.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 032121 Tape Value: NNNNNNNNNNNNNNNNNNNXX123 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is. Appraisal shows open items including rear window, back porch and kitchen cabinets need work. 1004D report is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
83235023	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$776.09	02/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	04/14/2025	XXXX	Not Applicable	6.600%	XXXX	05/XX/2025	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a junior mortgage against the subject property in favor of xx The annual installments of combined taxes for 2024 have been paid in the amount of $776.09 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to tape data of payment history as of xx/xx/2025, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2025 in the amount of $413.35 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $322.25 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $XXXX. The loan was recently modified on xx/xx/2025, and the first modified payment is due on xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to tape data of payment history as of xx/xx/2025, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2023, the RFD is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is unknown occupied.
As per the collection comment dated xx/xx/2024, the loan modification will be effective on xx/xx/2025, with P&I at $130.17 and PITI at $410.47, and the new UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx As per the modified term, the new principal balance is xx. The interest-bearing amount is $XXXX. The monthly P&I is $122.00 with an interest rate of 6.600% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Last Name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2025   Tape Value: xx/xx/2018   Variance: 2644 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 70.313%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 70.313%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444443211112211212221000   Tape Value: CCCC12221211221111234555   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2065 Tape Value: xx/xx/2030 Variance: 12662 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2030. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "The tape and review of the file show the final HUD-1 is missing." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592	Not Applicable
88133082	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,825.09	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	551	Not Applicable	48.658%	First	Final policy	Not Applicable	Not Applicable	10/01/2017	XXXX	XXXX	6.250%	XXXX	11/XX/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There are 2 junior mortgages against the subject property in favor of the xx, a municipal corporation. The first mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $XX. and the second mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $XX.
There is a civil judgment against the borrower in favor of xx., in the amount of $XX, which was recorded on xx/xx/2024.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the amount of $5,825.08.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,309.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,834.19 with an interest rate of 6.25%. The current UPB reflected as per the payment history is $XXXX and deferred balance is $1,445.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The comment dated xx/xx/2024 shows that the subject property was damaged due to wind. The same comment shows that the borrower received the loss draft check for the amount of $XXXX. The estimated cost of repair is not available. Evidence has not been found regarding completion of repair.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2017. As per the modified term, the new principal balance is xx. The monthly P&I is $1,834.19 with an interest rate of 6.250% beginning on xx/xx/2017 and a maturity date of xx/xx/2037. There is a deferred balance of $1,445.97 and no principal forgiven amount. The loan has been modified first since origination.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 359 |---| 1 |----| 0.27855% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -19 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.000%   Tape Value: 80.000%   Variance: -20.000%   Variance %: -20.00000%   Comment: CLTV is 60.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -42 (Days)   Variance %:    Comment: Note date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.000%   Tape Value: 80.000%   Variance: -20.000%   Variance %: -20.00000%   Comment: LTV is 60.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.25000%   Tape Value: 0.00000%   Variance: 8.25000%   Variance %: 8.25000%   Comment: Rate is 8.250%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is after the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			643	Not Applicable
43328565	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,951.62	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.350%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	605	Not Applicable	37.246%	First	Final policy	Not Applicable	Not Applicable	04/01/2013	XXXX	XXXX	3.500%	XXXX	04/XX/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of the xx.
There is one active state tax lien against the borrower in favor of the State Tax Commission, which was recorded on xx/xx/2016 in the amount of $XX.
There is one civil judgment against the borrower in favor of the People of the State of New York, which was recorded on xx/xx/2018 in the amount of $XX.
The annual installment of school taxes for 2024 has been paid in the amount of $337.80 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,613.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $500.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $218.06 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $XXXX and deferred balance is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. Unable to determine the occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2013. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx. The interest-bearing amount is $XXXX, and the deferred amount is $XXXX. The borrower agreed to pay the modified monthly P&I of $175.06 with a modified interest rate of 2.000% starting on xx/xx/2013, which will be changed in 03 steps until the new maturity date of xx/xx/2034. The rate will change in 03 steps, which ends with 3.500% and P&I of $218.06. A final balloon payment in the amount of $XXXX is due on the maturity date.	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $218.06   Variance: $402.02   Variance %: 184.36210%   Comment: P&I is $620.08.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.35000%   Tape Value: 3.50000%   Variance: 3.85000%   Variance %: 3.85000%   Comment: Original rate is 7.35%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Purpose is cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose is cash out. Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final settlement statement reflects closing date as xx/xx/2004. Notary's signature date on the mortgage/deed of trust is xx/xx/2004. Note date is xx/xx/2004."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	Not Applicable
23437174	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,630.74	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	48.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for 2024 were paid in the amount of $1,630.74 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,907.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,611.98 with an interest rate of 6.625%. The current UPB reflected as per the tape is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $XXXX.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has 6.25 years on the job as a director of field operations with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes. Tape Source: Initial Tape Type: Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 021MMMM00000000000010 Tape Value: NNNNNC1CCCCCCCCCCCCXXXXX Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2023. Notary's signature date on the mortgage/deed of trust is xx/xx/2023. Note date is xx/xx/2023."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
94986200	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,629.54	05/01/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	21.681%	First	Commitment	Not Applicable	Not Applicable	04/04/2024	XXXX	XXXX	4.990%	XXXX	05/XX/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens found. The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $7,629.54 on xx/xx/2025 & xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,245.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,342.36 with an interest rate of 4.99%. The current UPB reflected as per the payment history is $XXXX. As per the modification dated xx/xx/2024, the deferred amount is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied.
The loan was modified on xx/xx/2024.
The foreclosure was initiated in 2023 with the loan. As per the notice of lis pendens located at xx, the foreclosure complaint was filed on xx/xx/2023 with the xx, which was recorded on xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation workout. As per the servicing comment dated xx/xx/2024, the foreclosure file closed.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been SE for 8.5 years at xx.
Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. As per the notice of lis pendens located at xx the foreclosure complaint was filed on xx/xx/2023 with the case #xx, which was recorded on xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation workout. As per the servicing comment dated xx/xx/2024, the foreclosure file closed. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx, out of which $XXXX is the interest-bearing amount and the deferred amount is $XXXX. The monthly P&I is $1,342.36 with an interest rate of 4.99% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount. The loan has been modified once since origination.	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 21.681%   Tape Value: 33.323%   Variance: -11.642%   Variance %: -11.64200%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -13 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -670 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1342.36   Variance: $328.47   Variance %: 24.46959%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.99000%   Tape Value: 0.00000%   Variance: 4.99000%   Variance %: 4.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: XXXX Tape Value: NNNNNNNNNNNNNNCCCCCCCC12 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 21.68%. Tape shows an increased DTI of 33.32%. Further details not provided. The subject originated on xx/xx/2022, and the 3-year SOL has expired. XXX has been SE for 8.5 years at xx, FICO 685, $51K equity in the subject and $9,844 in residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflects Loan Origination fee. Final CD dated xx/xx/2022 reflects Loan Origination fee at $8,569.00. This is an increase in fee of $8,569.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 0xx/xx/2022. Initial CD dated xx/xx/2022 reflects Lender Credit at $2,929.04. Final CD dated 0xx/xx/2022 reflects Lender Credit at $1,994.24. This is decrease of $934.80 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1-year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.776% exceeds APR threshold of 5.730% over by +0.046. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). (HPML).
																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.776% exceed APR threshold of 5.730% over by +0.046%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			619	Not Applicable
57858744	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$822.90	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	576	Not Applicable	47.758%	First	Final policy	Not Applicable	Not Applicable	03/01/2010	XXXX	Not Applicable	6.375%	XXXX	04/XX/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx. The annual installment of county taxes for 2024 has been paid in the amount of $822.90 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $629.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.83 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx/xx/2010.
As per the servicing comment dated xx/xx/2025, the reason for default is reduction in income.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower was approved for a 2-month deferment agreement.
As per the servicing comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $376.83 with an interest rate of 6.375% beginning on xx/xx/2010 and a maturity date of xx/xx/2031. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.758% Tape Value: 30.266% |---| 17.492% |----| 17.49200% Comment: 47.758% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $977.58   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 122211111110001112121110 Tape Value: 11C111212111CCC111111122 Variance: Variance %: Comment: 012221111111000111212111 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan fails Origination Fee & Broker Fee Test due to fee charged $2,360.28 exceed fee threshold of $520.00 over by +$1,840.28.
The below fee was included in this test:
Loan Origination Fee paid by Borrower: $2,360.28."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			543	Not Applicable
35622025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$753.84	04/24/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/19/2007	XXXX	Not Applicable	5.000%	XXXX	10/XX/2007	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There are 02 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2016 & xx/xx/2021 in the total amount of $16,579.39. The 1st installment of county taxes for 2024 was paid in the amount of $376.92 on xx/xx/2025. The 2nd installment of county taxes for 2024 is due in the amount of $376.92 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $480.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $413.72 with an interest rate of 5.00%. The current UPB reflected as per the tape is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per tape data, the subject property is owner-occupied.
The foreclosure was initiated in 2009 with the loan. As per the notice of sale foreclosure document located at xx the foreclosure sale was scheduled for xx/xx/2009. As per the document located at xx, the foreclosure sale was canceled.
The loan was modified on xx/xx/2007.
Unable to determine the reason for the default
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated in 2009 with the loan. As per the notice of sale foreclosure document located at xx, the foreclosure sale was scheduled for xx/xx/2009. As per the document located at xx, the foreclosure sale was canceled.

																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $413.72 with an interest rate of 5.00% beginning on xx/xx/2007 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647
64591235	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$205.34	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.365%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	562	Not Applicable	27.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx There is a municipal lien against the subject property in favor of xx in the amount of $XXXX, which was recorded on xx/xx/2024. The annual installment of school taxes for 2024 has been paid in the amount of $418.82 on xx/xx/2024. The annual installment of county taxes for 2025 has been paid in the amount of $139.32 on xx/xx/2025. The annual installment of town taxes for 2025 is due in the amount of $205.34 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $601.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $357.69 with an interest rate of 10.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
 As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan has not been modified since origination.
According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
No foreclosure activity has been found.
According to the comment dated xx/xx/2025, the subject property is vacant.
As per the comment dated xx/xx/2025, the subject property needs repairs. The same dated comment shows roof damage, overgrown shrubs in front of the property, exterior debris, and chipped/peeling paint on the siding. Comments do not show cost of repairs. No information has been provided regarding completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The POC was filed by the creditor, xx, as Indenture Trustee on behalf of and with respect to xx, on xx/xx/2018, with the secured claim amount of $XXXX and the arrearage amount of $4,524.21. As per the chapter 13 plan dated xx/xx/2018, the debtor shall pay to the trustee the amount of $1,135.00 for 60 months, and the plan was confirmed on xx/xx/2018. As per the trustee's final report dated xx/xx/2024, the principal paid through the plan is $XXXX, and arrearage has been paid in the amount of $4,524.21. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: LIBOR - 6 month WSJ Tape Value: Other |---| |----| Comment: ARM Index Type is Libor-6 Months WSJ Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per PACER.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 27.178%   Tape Value: 26.410%   Variance: 0.768%   Variance %: 0.76800%   Comment: Borrower DTI Ratio Percent is 27.178%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Required MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 03212121211MMMMMMMMMMMMM   Tape Value: 6CC12C12CCCCC11X12121212   Variance:    Variance %:    Comment: Updated as per PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is cash out-other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per doc. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed state regulations for the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			580	Not Applicable
17651760	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	XXX	$0.00	$2,425.84	04/14/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	719	Not Applicable	34.024%	First	Final policy	Not Applicable	Not Applicable	05/01/2010	XXXX	XXXX	2.000%	XXXX	05/XX/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024. There is a Pace Lien against the subject property, which was recorded on xx/xx/2017 in the amount of $10,883.72 in favor of xx. The annual installment of County taxes for 2024 has been paid in the amount of $2,373.25 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,596.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $806.34 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $XXXX, and the deferred balance is in the amount of $59,942.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX and the deferred balance is $XXXX.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
The foreclosure was initiated in 2008 with the loan. As per the UT report dated xx/xx/2025, the complaint was filed on xx/xx/2008 under the case # xx. As per the release of lis pendens, which was located at “xx,” the FC case was dismissed.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated in 2008 with the loan. As per the UT report dated xx/xx/2025, the complaint was filed on xx/xx/2008 under the case #xx. As per the release of lis-pendens, which was located at “xx,” the FC case was dismissed.
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is xx, interest bearing amount is $XXXX and the deferred balance is $XXXX. The monthly P&I is $518.15 with an interest rate of 2.000% beginning on xx/xx/2010 and a maturity date of xx/xx/2050. The rate will change in 5 steps, which end with 5.250%.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 525 |---| -165 |----| -31.42857% Comment: Amortization term months is 360 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a Modification change note terms? is yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Required MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: 26 (Days)   Variance %:    Comment: First payment date is xx/xx/2006   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 525   Variance: -165   Variance %: -31.42857%   Comment: Loan Original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator is yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value:xx  Variance: xx   Variance %: -11.23497%   Comment: Original balance (or Line Amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.50000%   Tape Value: 0.00000%   Variance: 7.50000%   Variance %: 7.50000%   Comment: Original stated rate is 7.500000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000MMMMMMMMMMMMMM Tape Value: CCCC1CCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment history string is 000000000000MMMMMMMMMMMMMM Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			667	Not Applicable
78269247	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,794.64	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	46.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $8,794.64 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,087.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,280.67 with an interest rate of 4.375%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the RFD.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied
XXX has 11 months on the job as a xx.
XXX had prior employment experience as a baseball player with xx for 5 months.
XXX had prior employment experience as a coach with the xx for 11 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 46.702% Tape Value: 50.861% |---| -4.159% |----| -4.15900% Comment: XXX DTI Ratio Percent 42.516% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:  xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI Yes   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 02121000MMMMMMMMMMMMMMMM Tape Value: CCCCCCCCC1CCCCCCCCCCCC2X Variance: Variance %: Comment: Payment history string is Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47%. Tape shows ATR fail. Revised DTI is 50.86%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2017, and the 3-year SOL has expired. XXX has 11 months on the job as a public relations officer with xx FICO 776, $64K equity in the subject and $3,025 residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2017. The notary's signature date on the mortgage/deed of trust is xx/xx/2017. The note date is xx/xx/2017."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			763	Not Applicable
79146048	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,098.00	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active junior mortgage against the subject property, originated on xx There is one junior civil judgment against the borrower in favor of xx, in the amount of $XX, which was recorded on xx/xx/2024 with case #xx. The first installment of combined taxes for 2024 has been paid in the amount of $549.00 on xx/xx/2025. The second installment of combined taxes for 2024 is due in the amount of $XX on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $900.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $678.83 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $XXXX. As per tape, the deferred balance is $1,378.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. As per the seller’s tape, the deferred balance is $1,378.47.
The loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the borrower’s income was impacted by COVID-19.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2010. The BK was discharged on xx/xx/2013 and terminated on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2010, with the secured claim amount of $XXXX and the arrearage amount of $104.00. The Chapter 13 plan was modified on xx/xx/2010 and confirmed on xx/xx/2010. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2013 and terminated on xx/xx/2013.	This is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of $631.47, a rate of interest of 7.65%, and a maturity date of xx/xx/2035. The current P&I, per payment history, is $678.83, and the rate of interest is 4.125%. The current UPB is $XXXX. The deferred balance is $1,378.47. As per the seller’s tape data, the loan was modified on xx/xx/2020. The modification agreement is missing from the loan file.	Credit Report Good Faith Estimate Missing or error on the Rate Lock Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 210 |---| 150 |----| 71.42857% Comment: Amortization Term Months is 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy (post-Loan Origination) is Yes   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $1378.47   Variance:    Variance %:    Comment: Deferred Balance Aount is Unavailble   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment: Doc Date of last Modification is Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2019   Variance: -5113 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2005   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 210   Variance: 150   Variance %: 71.42857%   Comment: Loan Original Appraisal Term Months 360   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Unavailble   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001021212121000000   Tape Value: CCCCCCCC12121212C1CCCCCC   Variance:    Variance %:    Comment: Payment History string is 000000001021212121000000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Debt consolidation   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 Debt Consolidation   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2037   Variance:    Variance %:    Comment: Stated Maturity Date is Unavailable   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: Farm Variance: Variance %: Comment: Subject Property Type is Single Family Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "The final good faith estimate is missing from the loan documents." * Missing credit report (Lvl 2) "The credit report is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents." * TIL not hand dated (Lvl 2) "TIL not hand-dated by all borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	587
95945519	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,352.85	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	27.441%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 was paid in the amount of $3,907.29 on xx/xx/2024. The annual installment of utility charges for 2024 was paid in the amount of $1,445.56 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of PITI $1,694.04, which was applied to the due date of xx/xx/2025. The current P&I is $959.82 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property was occupied by the owner. CCs do not show any damage.
XXX has been employed as a driver with xx for 7 months. Previously, XXX was employed with xx for 6 months and with xx for 1.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.99000%   Tape Value: 0.00000%   Variance: 2.99000%   Variance %: 2.99000%   Comment: Original interest rate as per note is 2.99%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCC1CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2020. Initial CD dated xx/xx/2020 reflects Lender Credit at $3,264.00. Final CD dated reflects Lender Credit at $2,926.88 This is decrease of $337.12 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx/xx/2020 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
45180555	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,991.58	04/22/2025	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	547	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	XXXX	Not Applicable	3.000%	XXXX	11/XX/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for 2025 were paid in the amount of $3,991.58 on xx/xx/2024 & xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $925.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $608.84 with an interest rate of 3.00%. The current UPB reflected as per the tape is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $XXXX.
As per the seller’s tape data, the subject property is owner-occupied.
As per the foreclosure document located at xx, the foreclosure was initiated in 2016, and the complaint was filed on xx/xx/2016 with the case #xx. The case was dismissed on xx/xx/2018.
The loan was modified on xx/xx/2017.
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the foreclosure document located at xx, the foreclosure was initiated in 2016, and the complaint was filed on xx/xx/2016 with the case #xx. The case was dismissed on xx/xx/2018. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2017. As per the modified term, the new principal balance is xx. The monthly P&I is $608.84 with an interest rate of 3.00% beginning on xx/xx/2017 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 361 |---| -1 |----| -0.27700% Comment: Amortization Term Months (CE, S&P) is 360. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure? is Yes.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: 29 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 45.690%   Tape Value: 80.000%   Variance: -34.310%   Variance %: -34.31000%   Comment: Original CLTV Ratio Percent is 45.690%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 45.690%   Tape Value: 80.000%   Variance: -34.310%   Variance %: -34.31000%   Comment: Original Standard LTV (OLTV) is 45.690%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.75000%   Tape Value: 0.00000%   Variance: 11.75000%   Variance %: 11.75000%   Comment: Original Stated Rate is 11.75000%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Purpose Per Application is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan failed MD credit regulations covered loan APR threshold test due to APR calculated at 12.610% exceeding APR threshold of 11.720% by +0.890%.  This loan failed the MD Credit Regulations Covered Loan DTI Presumption Test as the debt-to-income ratio of the borrower was not provided.

Per statute, the 3 year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "The right of rescission is not hand-dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Truth in lending is not hand-dated."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
71170110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,937.00	04/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	601	45.506%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county and city taxes for 2025 were paid in the amount of $2,937.00. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,935.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,500.79 with an interest rate of 5.750%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
XXX1 receives social security income.
XXX2 has 6.75 years on the job as a childcare employee with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-8749.75   Variance %: -1.71985%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.435%   Tape Value: 50.550%   Variance: 0.885%   Variance %: 0.88500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 51.435%   Tape Value: 50.550%   Variance: 0.885%   Variance %: 0.88500%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.75000%   Tape Value: 0.00000%   Variance: 5.75000%   Variance %: 5.75000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $9,587.00 exceed fees threshold of $7,258.41 over by +$2,328.59.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,072.00
Points - Loan Discount Fee paid by Borrower: $2,515.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $9,587.00 exceed fees threshold of $7,258.41 over by +$2,328.59.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,072.00
Points - Loan Discount Fee paid by Borrower: $2,515.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged $9,587.00 exceed fees threshold of $7,258.41 over by +$2,328.59.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,072.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $2,515.00."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.875%0		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			662	503
16691367	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,141.06	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.650%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	804	35.803%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens found. The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $11,141.06 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,060.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,126.04 with an interest rate of 2.65%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the property is owner-occupied.
XXX1 has 1.25 years on the job as a manager with xx.
XXX2 has been SE for 17.50 years with xx. Additionally, XXX2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 35.803% Tape Value: 35.805% |---| -0.002% |----| -0.00200% Comment: DTI is 35.803%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $11.94   Variance %: 0.00132%   Comment: Appraisal value is $900K.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.622%   Tape Value: 58.623%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.622%   Tape Value: 58.623%   Variance: -0.001%   Variance %: -0.00100%   Comment: LTV is 68.622%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.65000%   Tape Value: 0.00000%   Variance: 2.65000%   Variance %: 2.65000%   Comment: Stated rate is 2.65%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is change in rate term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction is Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx. Current UPB is $477K."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	813
75437241	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,085.00	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated onxx No active judgments or liens have been found. The first, second, and third installments of combined taxes for 2024 have been paid in the amount of $2,313.75 on xx/xx/2024, xx/xx/2024, and xx/xx/2025. The fourth installment of combined taxes for 2024 is due in the amount of $771.25 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,165.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $774.29 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject is NOO and the loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per loan document loan is streamline refinance.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: FHA   Variance:    Variance %:    Comment: As per loan document mortgage type is VA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 2.75000%   Tape Value: 0.00000%   Variance: 2.75000%   Variance %: 2.75000%   Comment: As per loan document rate is 2.75%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx. Current UPB: $127K." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2016. The notary's signature date on the mortgage/deed of trust is xx/xx/2016. Note date is xx/xx/2016."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
29323989	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,344.00	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	37.393%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a civil judgment against the borrower in favor of xx which was recorded on xx/xx/2018 in the amount of $5,188.00. The 1st installment of county taxes for 2024 was paid in the amount of $672.00 on xx/xx/2025. The 2nd installment of county taxes for 2024 is due in the amount of $672.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,056.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $761.64 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $XXXX and deferred balance is $4,610.34. As per the payment history, the deferred balance is $4,610.34. The deferral agreement is located at “xx”	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX receives social security and trust income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows VA loan fee charged to the XXX is not allowed. Final HUD reflects the VA funding fee of $3,461 charged to the XXX. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents"	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2016 reflects cash to close in the amount of $2,810.42."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This VA loan failed loan origination fee test due to fee charged $1,735.00 exceeds fee threshold of $1,644.61 over by +$90.39.
The below fees were included in the test.
Application Fee paid by Borrower: $150.00
Lender Fees paid by Borrower: $1,040.00
Settlement or Closing Fee paid by Borrower: $545.00"
* LTV / CLTV > 100% (Lvl 2)     "Collateral value used for underwriting is xx. Loan amount is xx. LTV is 102.150%. Current UPB is $131K."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
6449766	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,644.00	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	44.749%	First	Final policy	Not Applicable	Not Applicable	08/01/2021	XXXX	Not Applicable	5.000%	XXXX	09/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is a credit card judgment against the borrower in favor of xx The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $XX on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,075.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,187.23 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine the reason for default.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.
XXX has 3.83 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is $1,187.23 with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2046. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Good Faith Estimate Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 383 |---| -23 |----| -6.00522% Comment: amortization term months 360 Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value:xx Variance:    Variance %:    Comment: XXX first name xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: XXX last name xx  Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L require MI yes   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: 30 (Days)   Variance %:    Comment: first payment date xx/xx/2014   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 383   Variance: -23   Variance %: -6.00522%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.190%   Tape Value: 80.000%   Variance: 4.190%   Variance %: 4.19000%   Comment: Original CLTV ratio percent 84.190%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.190%   Tape Value: 80.000%   Variance: 4.190%   Variance %: 4.19000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.25000% Tape Value: 0.00000% Variance: 4.25000% Variance %: 4.25000% Comment: original stated rate 4.25% Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.74%; as the borrower’s income is $4,487.60 and total expenses are in the amount of $2,008.14 and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of 44.74%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
67823147	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,997.50	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	810	Not Applicable	17.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx No active judgments or liens have been found. The 1st installment of County taxes for 2025 has been paid in the amount of $2,998.75 on xx/xx/2025. The 2nd installment of County taxes for 2025 is due in the amount of $2,998.75 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,125.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,529.75 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been SE for 2 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: XXXX |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: FHA   Variance:    Variance %:    Comment: Mortgage type is conventional   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1572.42   Variance: $-408.58   Variance %: -25.98415%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: XXXX   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Initial Cap Percent   Loan Value: 5.000%   Tape Value: 1.000%   Variance: 4.000%   Variance %: 4.00000%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
50077741	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	No	Not Applicable	Second	$0.00	$4,116.37	05/05/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	554	Not Applicable	46.607%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx There is an active prior mortgage against the subject property originated on xx The 2nd installment of county taxes for 2024 is due in the total amount of $2,058.18 on xx/xx/2025. The 1st installment of county taxes for 2024 was paid in the amount of $2,058.19 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,192.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $793.35 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $XXXX, and the deferred balance is in the amount of $XXXX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan.
As per the comment dated xx/xx/2024, the borrower, xx, filed bankruptcy with the case #xx under Chapter 13 on xx/xx/2020. As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2024.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. Further details are not found.
Bankruptcy Comments:According to PACER, the borrower,xx, filed bankruptcy with the case #xx under Chapter 13 on xx/xx/2020. The POC was filed on xx/xx/2020, and the arrears amount is $5,541.65. The Chapter 13 plan was confirmed on xx/xx/2020. The BK was discharged on xx/xx/2024.	This is a FHA mortgage with a P&I of $987.87, a rate of interest of 6.62500%, and a maturity date of xx/xx/2037. The P&I as per payment history tape data is $793.35, and the rate of interest is 6.62500%. There is a difference in P&I with respect to the note. The tape data reflects the deferred balance is in the amount of $XXXXThe modification agreement is missing from the loan file.	Missing or error on the Rate Lock Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current vale is not applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Required MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: 9 (Days)   Variance %:    Comment: First payment date is xx/xx/2007   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.425%   Tape Value: 80.000%   Variance: 16.425%   Variance %: 16.42500%   Comment: Original CLTV Ratio Percent is 96.425%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.425%   Tape Value: 80.000%   Variance: 16.425%   Variance %: 16.42500%   Comment: Original Standard LTV(OLTV) is 96.425%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 0.00000%   Variance: 6.62500%   Variance %: 6.62500%   Comment: Original Stated rate is 6.62500%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2037 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$5,696.68.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$5,661.68."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
66736251	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Other	$0.00	$4,211.54	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/28/2013	XXXX	Not Applicable	4.250%	XXXX	02/XX/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are three active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx. The first prior mortgage was originated on xx. The second prior mortgage was originated on xx. The third prior mortgage was originated on xx.
There are three civil judgments against the borrower in favor of different plaintiffs for the amount of $10,047.27, which were recorded on different dates.
The first and second installments of county taxes for 2025 have been paid in the amount of $4,211.54 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,501.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,150.13 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. As per the tape, the subject property is owner-occupied. The loan was modified on xx. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, on xx/xx/2013. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $1,150.13 with an interest rate of 4.250% beginning on xx/xx/2013 and a maturity date of xx/xx/2036. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 58 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value:xx  Tape Value:xx   Variance: 1 (Days)   Variance %:    Comment: First Payment date xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.838%   Tape Value: 80.000%   Variance: -24.162%   Variance %: -24.16200%   Comment: CLTV ratio percent 100.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.838%   Tape Value: 80.000%   Variance: -24.162%   Variance %: -24.16200%   Comment: LTV 100.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.50000%   Tape Value: 0.00000%   Variance: 11.50000%   Variance %: 11.50000%   Comment: Original stated rate 11.5%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment history string 000000000MMMMMMMMMMMMMM. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing credit report (Lvl 2) "Credit report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			673	Not Applicable
48178008	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,204.52	05/06/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	785	59.859%	First	Final policy	Not Applicable	Not Applicable	12/13/2012	XXXX	XXXX	4.250%	XXXX	01/XX/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active civil judgment against the borrower, which was recorded on xx. The annual installment of county taxes for 2024 has been paid in the amount of $1,156.34 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $839.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $568.96 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $XXXX. As per tape data, the deferred balance is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The foreclosure was initiated on the loan in 2012. The complaint was filed on xx/xx/2012. As per the document located at xx, the lis pendens has been canceled on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
The loan was modified on xx.
As per tape data, the occupancy is owner-occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in 2012. The complaint was filed on xx/xx/2012. As per the document located at xx, the lis pendens has been canceled on xx/xx/2013.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx. As per the modified term, the new principal balance is $XXXX out of which $XXXX is interest bearing amount and deferred amount is $XXXX. The monthly P&I is $568.96 with an interest rate of 4.250% beginning on xx/xx/2013 and a maturity date of xx/xx/2052. There is no principal forgiven amount. The loan has been modified twice since origination. The tape data reflects the loan was modified on xx/xx/2017.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: XXXX Tape Value: 562 |---| -202 |----| -35.94306% Comment: Amortization Term Months 360. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Value: xx   Variance: -1665 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does G/L Require MI Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: XXXX   Tape Value: 562   Variance: -202   Variance %: -35.94306%   Comment: Loan Original Maturity Term Months 360.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $XXXX   tape value: $XXXX   Variance: $-37009.06   Variance %: -12.89473%   Comment: Original Appraised Value $XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 76.000%   Tape Value: 66.200%   Variance: 9.800%   Variance %: 9.80000%   Comment: Original CLTV Ratio percent 76.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.000%   Tape Value: 66.200%   Variance: 9.800%   Variance %: 9.80000%   Comment: Original Standard LTV 76.00%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value:xx  Variance: xx   Variance %: 92.23671%   Comment: Original Stated P&I xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.62500%   Tape Value: 0.00000%   Variance: 5.62500%   Variance %: 5.62500%   Comment: Original Stated Rate 5.625%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: XXXX   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per HUD cash out   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application refinance   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type PUD. Tape Source: Initial Tape Type:	3: Curable		* Release of mortgage (Lvl 3) "According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The satisfaction of mortgage was recorded onxx,” stating that the subject mortgage has been satisfied or released. As per the rescission document recorded on xx” satisfaction of mortgage was erroneously recorded and is hereby rescinded. As per payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $109,428.43."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $208,089.32. The calculated finance charge is $208,121.56 for an under disclosed amount of -$32.24." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	812
87865088	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,242.00	04/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	27.884%	First	Final policy	Not Applicable	Not Applicable	05/01/2013	XXXX	Not Applicable	4.340%	XXXX	06/XX/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2025 has been paid in the amount of $621.00 on xx/xx/2025. The second installment of county taxes for 2025 is due in the amount of $621.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $453.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $356.94 with an interest rate of 4.340%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
The loan was modified on xx.
As per the tape data, the property occupancy is stated as an investment.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. As per the modified term, the unpaid principal balance is $XXXX, and the principal forgiveness amount is $XXXX. The new principal balance is $XXXX. The monthly P&I is $546.00 with an interest rate of 4.340% beginning on xx/xx/2013 and a maturity date of xx/xx/2037. There is no deferred balance. The loan has been modified once since origination.	Good Faith Estimate	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -19 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 5 (Days)   Variance %:    Comment: First payment date is xx.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy is primary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.000%   Tape Value: 80.000%   Variance: 10.000%   Variance %: 10.00000%   Comment: Original CLTV Ratio Percent is 90.000%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.000%   Tape Value: 80.000%   Variance: 10.000%   Variance %: 10.00000%   Comment: LTV is 90.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.25000%   Tape Value: 0.00000%   Variance: 10.25000%   Variance %: 10.25000%   Comment: Original Standard Rate is 10.25000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH String is 00000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is Cash-out.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Purpose of application is refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final TIL as $216,266.47. The calculated finance charge is xx for an under disclosed amount of -$342.06.
 Loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on final TIL as $216,266.47. The calculated finance charge is xx for an under disclosed amount of -$307.06."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan documents."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
81009802	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$7,221.48	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/01/2018	XXXX	XXXX	4.625%	XXXX	06/XX/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is one active junior mortgage against the subject property originated on xx.
There is an active utility lien against the subject property in favor of xx.
There is an active PACE lien against the subject property in favor of xx.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $7,221.48 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,983.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,228.68 with an interest rate of 4.625%. the current UPB is $XXXX. The deferred balance is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. The deferred balance is $XXXX.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The HAMP recast modification agreement was made between the borrower, xx. As per the modified term, the new principal balance is $XXXX. The monthly P&I is $1,228.68 with an interest rate of 4.625% beginning on xx/xx/2018 and a maturity date of xx/xx/2050. The deferred balance is $XXXX.	Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
420036	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,100.40	04/28/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.725%	First	Final policy	Not Applicable	Not Applicable	01/01/2021	XXXX	Not Applicable	2.000%	XXXX	01/XX/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are 2 credit card judgments found against the borrower in favor of xx. The 2nd installment of combined taxes for 2025 is due in the amount of $4,550.20 on xx/xx/2025. The 1st installment of combined taxes for 2025 was paid in the amount of $4,550.20 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,191.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,498.59 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The foreclosure was initiated in 2017, and the notice of lis pendens located at (xx) was filed on xx/xx/2017. Further details were not provided.
No post-close bankruptcy record has been found.
The loan was modified on xx.
As per the servicing comment dated xx/xx/2024, the litigation matter has been found. As per the servicing comment dated xx/xx/2024, the litigation matter has been resolved.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the FC was initiated in 2011, and the notice of lis pendens located at (xx) was filed on xx. The cancellation of lis pendens located at (xx) states that the lis pendens was canceled on xx/xx/2013. The FC was reinitiated in 2017, and the notice of lis pendens located at (xx) was filed on xx/xx/2017. Further details were not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx and the new modified unpaid principal balance is $XXXX, and the interest-bearing amount is $XXXX. The modified monthly P&I of $1,498.59 with an interest rate of 2.000% starting on xx/xx/2021, which will be changed in 4 steps until the new maturity date of xx/xx/2045. The rate will change in 4 steps, which end with 4.125%. As per the modification agreement, the lender has forgiven principal in the amount of $XXXX. The loan has been modified twice since origination.	Credit Report Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 487 |---| -127 |----| -26.07802% Comment: Amortization term months (CE, S&P) is 360. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx/xx/2022   Variance: -574 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does laender G/L require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 487   Variance: -127   Variance %: -26.07802%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2027   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx/xx/2027   Tape Value: xx/xx/2028   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.125%   Variance: -0.125%   Variance %: -0.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 4.125%   Tape Value: 0.000%   Variance: 4.125%   Variance %: 4.12500%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "The credit report is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
2220760	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$790.00	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	47.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There are multiple ECB liens found in favor of the xx.
There are 4 prior state tax liens against the borrower in favor of multiple plaintiffs for the total amount of xx recorded on different dates.
There is a state tax lien against the borrower in favor of xx.
There are multiple civil judgments against the borrower in favor of xx.
The first, second, third, and fourth installments of borough taxes for 2025 have been paid in the amount of $790.00 on xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,310.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,236.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.43%. The Lender excluded a liability. Lender defect. Revised DTI 50.72%. Subject loan originated xx and the 3-year SOL is active. The XXX is SE with Capital Trading for 12 years, Supreme Sales for 8 years and 52 Fabyan Place for 4 years, FICO 771, $9,289 residual income, 0x30 since inception and $223.6K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
13135627	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$759.37	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.541%	240	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active junior mortgage against the subject property in favor of xx. There are 3 water/sewer liens active against the subject property in favor of the xx. There are 2 real estate tax liens active against the subject property in favor of the xx. The annual combined, city and other taxes for 2024 were paid in the amount of $759.37 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $475.00, which was applied for the due date of xx/xx/2025. The current P&I is $475.00 with an interest rate of 6.096%. The current UPB reflected as per the tape is $XXXX and deferred balance is $486.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $XXXX.
As per the servicing comment dated xx/xx/2023, the subject is owner-occupied.
As per the servicing comment dated xx/xx/2023, the reason for default is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $831.07, a rate of interest of 9.5412%, and a maturity date of xx. The P&I as per payment history tape data is $475.00, and the rate of interest is 6.096%. There is a difference in P&I and rate of interest with respect to the affidavit lost note. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 419 |---| -179 |----| -42.72076% Comment: Amortization Term Months is 240. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $486.07   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 419   Variance: -179   Variance %: -42.72076%   Comment: Loan Original Maturity Term Months is 240.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 104.590%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 104.590%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000001   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Change in Rate/Term   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Unavailable   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Refinance   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents." * Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at “xx.”"	* Final TIL Missing or Not Executed (Lvl 2) "Final truth in lending is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. Zillow search shows an estimated value of $177K. Current UPB: $44K." * Missing credit report (Lvl 2) "Credit report is missing." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	794
14313981	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,746.28	04/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	805	48.002%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $8,396.43 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,229.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,647.17 with an interest rate of 5.99%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per tape data, the subject property is owner-occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Na Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Na   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod Step Indicator is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: FHA   Variance:    Variance %:    Comment: Loan is conventional.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $2.71   Variance %: 0.00045%   Comment: Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.99000%   Tape Value: 0.00000%   Variance: 5.99000%   Variance %: 5.99000%   Comment: Rate is 5.99%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: NCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Loan is cashout.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose is cashout. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed compliance delivery and timing test for revised CD dated xx."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete, as the initial LE is missing from loan documents.  The subject loan is a refinance, originated on xx, and the SOL is 3 years."
* Missing Initial LE (Lvl 3)     "The initial LE dated xx/xx/2023 is missing from the loan documents. Document tracker is available at xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	819
55147795	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,009.00	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	39.571%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st installment of combined taxes for 2024 has been paid in the amount of $3,004.50 on xx/xx/2025. The 2nd installment of combined taxes for 2024 is due in the amount of $3,004.50 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,334.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,762.14 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: FHA   Variance:    Variance %:    Comment: Mortgage Type is Conventional.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 0.00000%   Variance: 6.50000%   Variance %: 6.50000%   Comment: Original Stated Rate is 6.50000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: NCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Payment history string is not applicable. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
7936861	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	36.023%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior civil judgment against the borrower in favor of Montgomery County, which was recorded on xx/xx/2020 in the amount of $1,158.31. The taxes are to follow.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $957.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $680.52 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:As per the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI ? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.12500%   Tape Value: 0.00000%   Variance: 6.12500%   Variance %: 6.12500%   Comment: Original Stated Rate is 6.125%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: NNCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is Mid Rise Condo(5--8 stories) Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test." * Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
75743058	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,551.46	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	40.632%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. The prior mortgage was originated on xx. There are 2 certificates of sale for unpaid real estate tax liens found against the subject property in favor of xx. These certificates of tax sale have been redeemed on xx. The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $3,275.73 on xx/xx/2025 & xx/xx/2025. The annual utilities/MUD taxes for 2025 are due in the amount of $172.06 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $466.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $466.74 with an interest rate of 10.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. No information has been found related to damage or repairs. As per tape, the subject property has been occupied by the owner. XXX xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.632% Tape Value: 27.598% |---| 13.034% |----| 13.03400% Comment: DTI is 40.632%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $2.28   Variance %: 0.00080%   Comment: Appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.077%   Tape Value: 17.544%   Variance: 37.533%   Variance %: 37.53300%   Comment: LTV is 55.077%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.75000%   Tape Value: 0.00000%   Variance: 10.75000%   Variance %: 10.75000%   Comment: Interest rate is 10.75%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: NNNCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID issue. Infinity compliance report does not fail the TRID test. Further details not provided." * ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test. The following fees were included in the test: Commitment Fee paid by Lender: $495.00 County Property Taxes paid by Borrower: $94.09 Flood Certification - Single Charge or Life of Loan paid by Lender: $15.00."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 11.143% exceeds APR threshold of 10.090% over by +1.053%. The subject loan is second lien. First lien is escrowed. Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.143% exceeds APR threshold of 10.090% over by +1.053%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
8804227	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,655.88	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	36.680%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property in favor of xx. There are 03 prior civil judgments found against the borrower in the total amount of xx. The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $1,655.88 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $691.45 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $691.45 with an interest rate of 11.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI? is Not Applicbale   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $1.42   Variance %: 0.00040%   Comment: Original Appraisal Value is xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.258%   Tape Value: 69.104%   Variance: 0.154%   Variance %: 0.15400%   Comment: Original CLTV Ratio Percent is 70.404%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.258%   Tape Value: 19.533%   Variance: 49.725%   Variance %: 49.72500%   Comment: Original Standard LTV (OLTV) is 70.404%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.75000%   Tape Value: 0.00000%   Variance: 11.75000%   Variance %: 11.75000%   Comment: Original Stated Rate is 11.75000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000000 Tape Value: NNNNNNNNNNCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID issue. Infinity compliance results show that the loan failed the TRID tolerance test. Further details not provided." * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a refinance case originated on xx and the 3-year SOL is active." * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.279% exceeds APR threshold of 11.070% over by +1.209%. The subject loan is second lien and the first lien is escrowed. Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 12.279% exceeds APR threshold of 11.070% over by +0.012%. Loan failed the CA AB 260 higher-priced mortgage loan threshold test due to APR calculated 12.279% exceeds APR threshold of 11.070% over by +1.209%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	Not Applicable
25745055	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	Second	$0.00	$2,442.69	05/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	41.929%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx.
There is a prior state tax lien in favor of the xx. The SSN # mentioned on the supporting document is inconsistent with the subject borrower.
The first installment of county taxes for 2024 has been paid in the amount of $2,442.69 on xx/xx/2025.
The annual water taxes for the year 2024 are delinquent in the amount of $197.07, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $429.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $429.59 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  tape value: $XXXX   Variance: $4.60   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.970%   Tape Value: 58.971%   Variance: -0.001%   Variance %: -0.00100%   Comment: CLTV at 58.970%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.970%   Tape Value: 21.740%   Variance: 37.230%   Variance %: 37.23000%   Comment: LTV at 58.970%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.75000%   Tape Value: 0.00000%   Variance: 9.75000%   Variance %: 9.75000%   Comment: Original rate is 9.75%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000 Tape Value: NNNNNNNNNNNNCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Not Applicable
65938081	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$818.11	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	480	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $820.11 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,728.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,309.05 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is an investment.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
40862594	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,560.33	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	670	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a UCC finance statement against the subject property in favor of xx. The annual installment of county tax for 2024 has been paid in the amount of $3,417.92 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,635.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,112.88 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is $XXXX.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the occupancy of the subject property is stated as investor.
XXX is an LLC, and the subject loan closed using DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	xx	3: Curable		* Required Documentation Missing (Lvl 3) "Loan approval document is missing."	* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			672
68024576	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,320.64	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	670	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $3,187.81 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,296.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,794.74 with an interest rate of 7.500%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the comment dated xx/xx/2025, the RFD is fraud with the bank account.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found
As per the comment dated xx/xx/2025, the subject property is tenant-occupied.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: XXX is LLC Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: XXX is xx as per note   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.19   Tape Value: 1.16   Variance: 0.03   Variance %: 2.58620%   Comment: Calculated DSCR 1.11   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is commercial as per note document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 3210000 Tape Value: NNNNNNNNNNNNNNNNNNCCCC12 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			672
78298822	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,310.46	05/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	688	33.405%	First	Preliminary title policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in favor of xx.
The first and second installments of county taxes for 2024-2025 have been paid in the amount of $1,310.46 on xx/xx/2024 and xx/xx/2025.
The annual sewer taxes for 2024-2025 are due in the amount of $247.51 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,272.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,395.95 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects the as-is condition. The photo addendum of the appraisal report shows painting is needed near the rear window. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows permanent resident work authorization is not permissible. The employment visa ID is available in the loan file which will expire on xx. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76452835	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,130.91	05/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	648	704	29.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a junior mortgage against the subject property in favor of xx.
The annual county taxes for 2024 have been paid in the amount of $3,130.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,668.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,312.78 with an interest rate of 4.880%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 is xx.
XXX2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Primary |---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "Tape shows subject loan fails QM APR threshold test. Further details not provided. Infinity compliance report shows the loan failed the APR threshold test due to APR calculated 5.451% exceeds APR threshold of 5.070% over by +0.381%."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.451% exceeds APR threshold of 4.320% over by +1.131%."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Freddie Mac public guidelines) QM APR threshold test due to APR calculated 5.451% exceeds APR threshold of 5.070% over by +0.381%.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 5.451% exceeds APR threshold of 5.070% over by +0.381%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98239700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,421.28	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	748	44.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,421.28 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,180.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,535.21 with an interest rate of 4.750%. The current UPB reflected as per the payment history tape data is $XXXX. As per the comment dated xx/xx/2023, the servicer provided a COVID-19 deferred plan to the borrower from xx/xx/2023 to xx/xx/2023.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $XXXX.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
XXX1 has been xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.996% Tape Value: 44.997% |---| -0.001% |----| -0.00100% Comment: DTI is 44.996%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.99%. Tape shows SE income miscalculation. Revised DTI is 47.21%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL will expire on xx/xx/2025. XXX1 has been xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.99% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 45%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52613873	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$1,806.42	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	732	771	35.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,806.42 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,157.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,912.78 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX2 receives disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. The tape shows may be NOO due to occupancy concerns, as non-occupying XXX2 owns an additional 7 REOs not disclosed in the loan application. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 35.60%. The tape shows may be NOO due to occupancy concerns, as non-occupying XXX2 owns an additional 7 REOs not disclosed in the loan application, causing the lender to omit XXX's primary housing expense. Further details are not provided. XXX defect. The subject loan originated on xx, and the 3-year SOL has expired. XXX2 receives disability income, FICO xx in the last 24 months, and xx equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Credit Report Fee at $159.00. Final CD dated xx/xx/2022 reflects Credit Report Fee at $249.00. This is an increase in fee of +$90.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13588540	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,014.74	05/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	670	42.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There are 2 state tax liens against the borrower in favor of the xx. The annual county taxes for 2024 were paid in the amount of $4,014.74 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,103.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,373.89 with an interest rate of 6.25%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property was owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has been xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.794%   Tape Value: 56.000%   Variance: -13.206%   Variance %: -13.20600%   Comment: XXX DTI 42.794%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -10867 (Days)   Variance %:    Comment: xx interest through date.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD property. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase tolerance test. Loan estimate dated xx/xx/2024 reflects Credit Report Fee at $90.00. Final CD dated xx/xx/2025 reflects Credit Report Fee at $146.00. This is an increase in fee of +$56.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.79%. Tape shows an undisclosed auto loan opened prior to closing. Revised DTI is 56%. Further details not provided. XXX defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 has been xx. XXX2 has xx since inception, xx equity in the subject and xxresidual income."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729
67639733	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,513.74	04/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	691	49.414%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a credit card judgment against the borrower in favor of xx. The annual installment of county taxes for 2025 has been paid in the amount of $1,513.74 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,552.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,989.15 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape data, subject property is owner occupied.
As per the comment dated xx/xx/2024, the subject property has been damaged due to a storm, and the borrower has received a loss draft check in the amount of $XXXX. There is no comment to confirm the exact cost or current status of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX1 has xx.
XXX2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan is 17 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable tape value: $XXXX Variance: Variance %: Comment: Current value is not applicable Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: -10441 (Days) Variance %: Comment: Interest Paid Through Date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject loan closed with a C5 condition. Appraisal shows repairs needed to bonus room and pool house. Final inspection report confirming that all the repairs have been completed is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB is $283K."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,053.06 exceed fees threshold of $8,275.25 over by +$2,777.81.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $7,560.00 Points—Loan Discount Fee paid by Borrower: $3,493.06.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $11,053.06 exceed fees threshold of $8,275.25 over by +$2,777.81.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $7,560.00
Points - Loan Discount Fee paid by Borrower: $3,493.06."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			529	695
44710341	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,941.04	04/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	43.708%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $5,881.63 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,935.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,079.00 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx Tape Value: xx/xx/2055 Variance: -10898 (Days) Variance %: Comment: Interest paid through date is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx reflects loan origination fee at $6,325.00. Initial CD dated xx/xx/2025 reflects mortgage broker fee at $7,700.00.  Loan estimate dated xx/xx/2024 reflects transfer taxes at $1,265.00. Initial CD dated xx/xx/2025 reflects transfer taxes at $1,540.00. This is a cumulative increase in fee of $275.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx and the 3-year SOL is active.  TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. Initial LE dated xx/xx/2024 reflects lender credit at $3,830.00. Initial CD dated xx/xx/2025 reflects lender credit at $3830.00. This is decrease of $2655.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.70%. Tape shows lender used XXX prepared P&L instead of CPA prepared P&L required by investor. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. XXX has been SE for xx since inception. xx equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			804	Not Applicable
69140439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,570.10	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	676	44.894%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active prior mortgage against the subject property that originated on xx. The annual combined taxes for 2024 were paid in the amount of $2,570.10 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $443.25, which was applied for the due date of xx/xx/2025. The current P&I is $443.25 with an interest rate of 8.25%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX. As per tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. Borrower has xx. The co-borrower has xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.894%   Tape Value: 28.684%   Variance: 16.210%   Variance %: 16.21000%   Comment: Borrower DTI ratio percent is 44.894%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx/xx/2055   Variance: -10957 (Days)   Variance %:    Comment: Interest paid through date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.409%   Tape Value: 79.994%   Variance: 1.415%   Variance %: 1.41500%   Comment: Original CLTV is 81.409%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.409%   Tape Value: 63.876%   Variance: 17.533%   Variance %: 17.53300%   Comment: Original standard LTV is 81.409.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $393K. Current UPB $58K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test, as the revised CD and initial CD were delivered on the same date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is unsalable due to closing with a co-signer who is not listed on the property title."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	729
74899806	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,214.01	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	44.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx. There is a prior credit card judgment against the borrower in favor of xx. The annual installment of combined taxes for 2024 has been paid in the amount of $7,214.01 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,479.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,678.19 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.093% Tape Value: 49.444% |---| -5.351% |----| -5.35100% Comment: Tape Shows 49.444% but 1008 shows 44.093%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: XXXX   Variance:    Variance %:    Comment: Borrower First Name Tape Shows xx, Note shows xx   Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $XXXX   Tape Value: $-201554.03   Variance: $402374.06   Variance %: -199.63582%   Comment: Cash to borrower is $XXXX.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Note date Tape shows xx,Note Document shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: XXXX Tape Value: 110100010000 Variance: Variance %: Comment: Payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.09%. The tape shows the IRS installment was not paid off at closing and IRS payments were excluded from DTI. Further details not provided. Reviewed DTI is 65.04%. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. XXX is self-employed and xx equity in the subject. xx in residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2022 does not reflect points—loan discount fee. The post CD dated xx/xx/2022 reflects points—loan discount fee at $3,918.80. The loan estimate dated xx/xx/2022 reflects a mortgage broker fee of $6,272.00. The post CD dated xx/xx/2022 reflects a mortgage broker fee of $7,124.00. This is a cumulative increase in fees of $4,770.80 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx, and the SOL is 3 years."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			605	Not Applicable
78654253	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,279.24	04/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	44.424%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $5,279.24 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,582.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,814.81 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. No foreclosure activity has been found. No post-close bankruptcy record has been found. No information has been found related to damage or repairs. As per seller's tape data, the subject property is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.424% Tape Value: 51.260% |---| -6.836% |----| -6.83600% Comment: Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $XXXX   Tape Value: $1623.30   Variance: $XXXX   Variance %: -179.30881%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value:xx   Variance: -8 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is Tape Source: Initial Tape Type:	3: Curable	* Release of mortgage (Lvl 3) "UT shows a defect for subject mortgage release with subsequent recession. As per the updated title report dated xx/xx/2025, there is a satisfaction of mortgage, which was signed on xx, which shows that the subject mortgage originated on xx had been canceled or satisfied. As per the rescission of reconveyance located at “xx,” the satisfaction for the subject mortgage is canceled."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.42%. The tape shows income miscalculation. Revised DTI is 51.26%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired. XXX has been xx in the last 24 months, xx equity in the subject, and $2,527 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed QM Lending Policy points and fees test due to fees charged $13,396.42 exceed the fees threshold of $12,365.28 over by +$1,031.14. The below fees were included in the test: Mortgage Broker Fee (Indirect) $10,425.00 Points - Loan Discount Fee paid by Borrower: $1,776.42 Underwriting Fee paid by Borrower: $1,195.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,776.42. This is an increased fee in the amount of +$1,776.42 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx, and the 3-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,396.42 exceed the fees threshold of $12,365.28 over by +$1,031.14. The below fees were included in the test: Mortgage Broker Fee (Indirect) $10,425.00 Points - Loan Discount Fee paid by Borrower: $1,776.42 Underwriting Fee paid by Borrower: $1,195.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
99892820	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,970.76	04/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	39.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $6,688.98 on xx/xx/2024 and xx/xx/2024. The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of $6,970.76 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,989.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,227.63 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $XXXX Tape Value: $29743.50 |---| $-59487.00 |----| -200.00000% Comment: Cash to borrower is ($XXXX). Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: 000000000000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.98%. The tape shows undisclosed debts. The revised DTI is 56%. Further details not provided. XXX defect. The subject loan was originated on xx, and the 3-year SOL has expired. XXX hasxx in the last 24 months, xx equity in the subject, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $347,279.10. The calculated finance charge is $347,514.10 for an undisclosed amount of -$235.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2020. The initial CD dated xx/xx/2020 reflects a lender credit of $7,476.60, and the final CD dated xx/xx/2020 reflects a lender credit of $7,386.88. This is a decrease of +$89.72 for a fee that has a 0% tolerance test."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	Not Applicable
18405199	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,125.27	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	2.375%	120	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	43.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. There is a prior civil judgment found against the borrower in favor of xx. There are 03 credit card judgments found against the borrower in the total amount of xx filed by different plaintiffs and recorded on different dates. There is a prior IRS lien against the borrower in favor of the xx. The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $6,125.27 on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,869.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,148.41 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX. As per tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. XXX has been xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.460% Tape Value: 49.424% |---| -5.964% |----| -5.96400% Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value:xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43%. The tape shows an income miscalculation. The revised DTI is 63.87%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL has expired. XXX has been xx in the last 24 months, xx equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at $1,102.00. This is an increase in fee of $1,102.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is a purchase case, originated on xx and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
11309522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,211.28	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	9.499%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	786	802	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in favor of xx.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $8,211.28 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. As per tape data, the next due date is xx/xx/2025. The current interest-only payment is $8,178.88, and the interest rate is 9.499%. The UPB is $XXXX. The loan has interest-only terms for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. As per tape data, the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
XXX is an LCC and loan was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Prepayment Penalty Rider	Field: Borrower #2 First Name Loan Value: xx Tape Value: XXXX |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: Tiffany   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: Kim   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $-xx  tape value: $XXXX   Variance: $-602375.24   Variance %: -195.78586%   Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: XXXX   Tape Value: 1.00   Variance: 0.21   Variance %: 21.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 5   Variance: -3   Variance %: -60.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Not Applicable   Tape Value: XXXXXXXXXXX0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and review file show the 5-unit subject property does not meet the minimum square footage requirement of seller guidelines as 4 of the 5 units are at 350 square feet, which is less than the minimum requirement of 400 square feet. Further details not provided. Zillow search shows an estimated value of $1M. Current UPB $877K."
* Prepayment Rider Missing (Lvl 3)     "Prepayment rider is missing from the loan documents."
																																																																																							* Subject property is a multi-family (Lvl 3) "The subject is a 5-unit multifamily approved as a DSCR loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable
21140413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$79.56	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	789	789	23.213%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the amount of $79.56. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,406.32 with an interest rate of 7.125%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,406.32 with an interest rate of 7.125%. The current UPB is $XXXX.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied
XXX1 has xx.
XXX2 has xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 23.213% Tape Value: 26.621% |---| -3.408% |----| -3.40800% Comment: Borrower DTI ratio percent is 23.213%. Tape Source: Initial Tape Type: Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $XXXX tape value: $XXXX Variance: $-235718.94 Variance %: -200.08544% Comment: Cash to borrower is ($XXXX). Tape Source: Initial Tape Type: Field: Payment History String Loan Value: Not Applicable Tape Value: XXXXXXXXXXX0 Variance: Variance %: Comment: Payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 23.21%. The tape shows the lender closed the loan without verbal VOE, and the XXX was terminated prior to closing on xx/xx/2025. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. XXX1 has xx and xx equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	769
13897480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,749.12	05/15/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	7.750%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a prior state tax lien against the borrower in favor of xx.
There are multiple civil judgments against the borrower in favor of different plaintiffs in the total amount of xx, which were recorded on different dates.
There is a DOB violation (code violation) lien against the subject property in favor of the xx. The lien amount is not mentioned in the supporting document.
There is an ECB lien against the subject property in the amount of xx.
There are delinquent utility/MUD charges in the amount of $xx with the good-through xx/xx/2025.
The first, second, third, and fourth installments of combined taxes for 2025 were paid in the amount of $4749.12.	The loan is interest-only. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,677.59, which was applied for the due date of xx/xx/2025. The current monthly interest-only payment is $3,971.88 with an interest rate of 7.750%. the current UPB is $XXXX.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
The foreclosure was initiated in 2025. The complaint was not filed. As per the collection comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the collection comment dated xx/xx/2025, the RFD is unemployment.
As per the tape, the subject property occupancy is stated as investment.
As per the collection comment dated xx/xx/2025, the subject property needs repairs. The nature of damage and cost of repair are unable to be determined. No comments have been found regarding repair completion.
XXX is an LLC and the subject loan was approved as DSCR.

Foreclosure Comments:The foreclosure was initiated in 2025. The complaint was not filed. As per the collection comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: XXXX   Tape Value: 1.39   Variance: 0.16   Variance %: 11.51079%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: 120   Tape Value: 180   Variance: -60   Variance %: -33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $3971.88   Variance: $1076.95   Variance %: 27.11436%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 354 Tape Value: 355 Variance: -1 Variance %: -0.28169% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows "EPD." As per the PH as of xx/xx/2025, the XXX is current with the loan, and the next due date is xx/xx/2025. The current UPB is $615,000.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83923634	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,790.52	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	6.850%	360	xx	xx	Commercial	ARM	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $1,718.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $679.36, which was applied for the due date of xx/xx/2025. The current interest-only payment is $456.38 with an interest rate of 6.850%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Condo/PUD Rider	xx	3: Curable	* Condo / PUD rider Missing (Lvl 3) "The condo rider is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 3)     "The ARM rider is missing from the loan documents."
																																																																																							* Mortgage Riders incomplete / inaccurate (Lvl 3) "Mortgage riders incomplete/inaccurate."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83270128	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,347.60	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.670%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2024 is due in the amount of $1,173.80 on xx/xx/2025.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,173.80 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $942.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $778.43 with an interest rate of 7.670%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is stated as investor.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is not Applicable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Tape Value: xx/xx/2025   Variance: -455 (Days)   Variance %:    Comment: Interest Paid Through Date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Original Appraisal Date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -2 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14627272	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,223.99	05/01/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.375%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	690	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of xx.
There is one prior civil judgment found against the borrower in favor of xx.
There is one renewed judgment found against the borrower in favor of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,223.99 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,843.28, which was applied for the due date of xx/xx/2025. The current P&I is $1,242.61 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the foreclosure was initiated on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is occupied by an unknown.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:As per the tape data, the foreclosure was initiated on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: Borrower last name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx/xx/2025   Variance: -150 (Days)   Variance %:    Comment: Interest paid through date is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx/xx/2024   Variance: -14 (Days)   Variance %:    Comment: Original appraisal date xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable		* Condo / PUD rider Missing (Lvl 3) "PUD rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66270070	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,200.18	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.625%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	701	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
The subject mortgage was rerecorded on xx/xx/2025 to correct the signature lines of the grantor.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,200.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,046.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.88 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
Unable to determine reason for default.
As per tape data, the property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is an LLC and loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx|---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx  Tape Value: xx/xx/2025   Variance: -211 (Days)   Variance %:    Comment: Interest Paid Through Date xx  Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value:xx   Variance: -27 (Days)   Variance %:    Comment: Original Appraisal Date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value:xx Variance: -4 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53917624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $721.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $591.41 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is non-owner occupied.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: XXXX Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx   Variance: -66 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -3 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61201679	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.000%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $729.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.72 with an interest rate of 8.00%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: As per loan document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value:xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value:xx   Variance: -64 (Days)   Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows the front patio flooring has been damaged and needs to be repaired. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the settlement statement does not reflect the escrow holdback amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96877174	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$2,942.59	05/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	692	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is a civil judgment against the borrower in favor of xx.
There is an active code enforcement lien against the subject property in favor of the xx.
The annual county taxes for 2024 have been paid in the amount of $2,824.89 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,378.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,678.11 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is non-owner occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comments dated xx/xx/2025, the subject property was damaged due to the storm. As per the latest property inspection report dated xx/xx/2025 located at (xx), the subject property was impacted by a hurricane and needs repair of the roof. The estimated cost of repairs is $XXXXo comments found regarding completion of repairs.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable tape value: $XXXX |---| |----| Comment: Current Value is not Applicable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -122 (Days)   Variance %:    Comment: Interest Paid Through Date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -107 (Days) Variance %: Comment: Original Appraisal Date is xx Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70193968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,124.82	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.630%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $2,224.86 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,899.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $862.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.50 with an interest rate of 7.630%. The current UPB reflected as per the payment history is $XXXX.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $XXXX.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Last Name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment: Interest Paid Through Date is xx.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 4   Tape Value: 1   Variance: 3   Variance %: 300.00000%   Comment: Number of Unit is 2.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx  Tape Value: xx  Variance: -85 (Days)   Variance %:    Comment: Original Appraisal Date is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original Note Doc Date is xx. Tape Source: Initial Tape Type:	1: Acceptable				* Settlement date is different from note date (Lvl 1) "The final settlement statement reflects the closing date as xx/xx/2024. The notary's signature date on the mortgage is xx/xx/2024. Note the date is xx/xx/2024."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27254667	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,342.46	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	6.490%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,248.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,605.14 (PITI), which was applied for the due date of xx/xx/2025. The subject loan is an interest-only loan, and the interest-only payment is $3,407.25 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $XXXX.
As per the collection comment dated xx/xx/2025, the borrower has made a large payment in the amount of $250,000.00 on xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per the seller’s tape data, the subject property is occupied by a non-owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX is an LLC and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Type Loan Value: xx Tape Value: Other |---| |----| Comment: ARM Index Type is Secured Overnight Financing R. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment: Interest Paid Through Date is xx.   Tape Source: Initial   Tape Type:
Field: Lifetime Downward Rate Change Cap   Loan Value: 0.000%   Tape Value: 6.490%   Variance: -6.490%   Variance %: -6.49000%   Comment: Lifetime Downward Rate Change Cap is 0.000%.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: 5.000%   Tape Value: 11.490%   Variance: -6.490%   Variance %: -6.49000%   Comment: Lifetime Upward Rate Change Cap is 5.000%.   Tape Source: Initial   Tape Type:
Field: Mos to Next Rate Change   Loan Value: 114   Tape Value: 20341101   Variance:    Variance %:    Comment: Mos to Next Rate Change is 114.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx Tape Value:xx Variance: -28 (Days) Variance %: Comment: Original Appraisal Date is xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62634190	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,515.44	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	701	Not Applicable	34.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property originated on xx.
There is a prior civil judgment against the borrower in favor of xx.
The annual combined taxes for 2024 were paid in the amount of $10,515.44 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $20,770.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $XXXX with an interest rate of 7.49%. The current UPB reflected as per the payment history is $XXXX.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $XXXX.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
XXX has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.038% Tape Value: 37.890% |---| -3.852% |----| -3.85200% Comment: Borrower DTI ratio percent is 34.038% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: Borrower first name is XXXX   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx  Variance: -151 (Days)   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00211 Tape Value: C6333 Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The revised CD dated xx/xx/2024 reflects a lender credit of $14,744.13, and the final CD dated xx/xx/2024 reflects a lender credit of $11,601.51. This is a decrease of +$2,498.49 for the fee, which has a 0% tolerance test. The subject loan is a refinance, originated on xx, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $2,608,990.38."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.03%. The tape reflects an increased DTI of 37.89%. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active. XXX has been xx, and xx equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49921439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,259.88	09/20/2017	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	XXXX	XXX	6.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	53.155%	First	Short Form Policy	Not Applicable	xx	06/09/2016	XXXX	Not Applicable	5.500%	XXXX	06/XX/2016	Financial Hardship	As per the Pro-Title report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment was done from the xx.
There is one junior mortgage found open against the xx.
There are four judgments against the xx.
There is a civil judgment against the xx.
There is a child support judgment xx.
There is a civil judgment against the xx.
There is a civil judgment against the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains the xx.
There is a civil judgment agains thexx.
There is a civil judgment agains the xx.
The 2017, the 1st, 2nd and 3rd installments are paid in the amount of $XX. The 2017, the 5th installment is due in the amount of $XX.No any prior delinquent taxes are found.
As per the payment history, the borrower is delinquent for more than 10 months and is next due for xx/xx/2016. The last payment was received on xx/xx/2017, the P&I is $1,132 which was applied on xx/xx/2016. The new UPB is reflected in the amount of $218763.62. The borrower is making payment as per modification agreement rate.	Collections Comments:As per the review of collection comment, the borrower is delinquent for more than 10 months and is due for xx/xx/2016. The loan is active in the bankruptcy. The foreclosure was initiated on the loan and the file was referred to an attorney on xx/xx/2015. The foreclosure complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2015. As per the comment dated xx/xx/2016, the foreclosure sale was scheduled on xx/xx/2016, was put on hold because the borrower had filed bankruptcy on xx/xx/2016 with the reference case # xx. No further details are found for the bankruptcy which is was filed on xx/xx/2016. Now, the borrower is active in the bankruptcy which is filed on xx/xx/2017.
The recent reason for default is not mentioned in the collection comment.
The loan has been modified twice since origination. The recent modification which was made on xx, and is not signed by the borrower and by the lender. The borrower is making the payment as per this modification in the amount of $1,132.26, at the rate of interest 5.500%, and the loan will be matured on xx.
As per the inspection report dated xx/xx/2017, the subject property is occupied by an unknown party. The subject property is in good condition. No repair or damage is found in the inspection report as well as in the collection comment.
Foreclosure Comments:As per servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. As per updated title report, the complaint was filed on xx/xx/2017 with case# xx. As per collection comment dated xx/xx/2017, shows that the foreclosure was put on hold because the borrower had filed court delay under chapter 13 with the case #xx on xx.
Bankruptcy Comments:The borrower has filed bankruptcy under chapter-13 with the case #xx on xx. The plan was confirmed on xx/xx/2017. As per the order confirming plan the debtor shall pay to the trustee in the amount of $365.00 for 12 months, $700.00 for 12 months and $1,000.00 for 36 months, totaling in the amount of $XXXX. The POC bar date is xx.	The loan modification agreement was made between borrower as xx. The New Principal Balance is $XXXX. However, the borrower promises to make a monthly payment of $1,132.26 with the rate of interest 5.500% to begin from xx/xx/2016 for the term of 480 months & maturity date xx/xx/2056.	HUD-1 Closing Statement Legal Description Origination Appraisal Right of Rescission	Field: Current Bankruptcy Status Loan Value: Plan Confirmed (Ch. 11, 13) Tape Value: Petition Filed |---| |----| Comment: As per PACER report, the current bankruptcy status is Plan Confirmed. However, the tape data reflects Pettion Filed. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Sale Publication   Tape Value: Referred to Attorney   Variance:    Variance %:    Comment: As per updated title report, the foreclosure status is complaint filed.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note, the interest-only period is Yes. However, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 423444444444   Tape Value: 999876543243   Variance:    Variance %:    Comment: As per payment history string is 444444444444. However, the tape data reflects string is 999876543243.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444324   Tape Value: 342345698999   Variance:    Variance %:    Comment: As per payment history string reversed is 444444444444. However, the tape data reflects string is 34234569899.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx   Tape Value: xx   Variance: -740 (Days)   Variance %:    Comment: Referral date considered as per comment the review of collection comment as xx; The tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 474 Tape Value: 464 Variance: 10 Variance %: 2.15517% Comment: As per note, the stated remaining terms are 474 months. However, the tape data reflects 464 months. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* Legal Description missing (Lvl 3)     "As per the vesting deed dated xx/xx/1988, the legal description is more descriptive.
However, Missing portion of legal description as per the recorded mortgage and AOM is “being further described as follows in accordance with a survey dated august 29 1988 made by engineering surveying planning associates: Beginning at a point in the southwesterly line of homested drive, distant thereon 116.86 feet southeasterly from its intersection with the southerly line of candlewick court (if both lines were extended so to meet) and from thence running:
1) along the said southwesterly line of homestead drive on a curve to the left having a radius of 125.00 feet, an arc distance of 47.41 feet to a point; thence
2) south 11 degrees 52 minutes 39 seconds west, 106.73 feet to a point; thence
3) South  88 degrees 02 minutes 12 seconds west, 50.00 feet to a point; thence
4) North 33 degrees 11 minutes 25 seconds west, 49.11 feet to a point; thence
5) North 33 degrees 36 minutes 37 seconds east, 100.00 feet to the point and place of beginning”"	* Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to confirm in the available loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43352674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,770.34	09/23/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	7.900%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2017 shows the subject mortgage was recorded on xx.
The chain of the assignment is incomplete as the subject mortgage is currently with xx, as Legal Title Trustee.
No active judgments or liens found pending.
Annual taxes are due in the amount of $1,770.34.
2017 annual combined taxes are due until xx/xx/2018 for the amount of $1,770.34.
No prior years delinquent taxes found.	Provided payment history as of xx/xx/2017, shows the loan is currently 3 months delinquent and due for the payment of xx/xx/2017 as the borrower is not making regular comments as per note P&I. The last payment of xx/xx/2017 was received on xx/xx/2017 in the amount of $686.83 Provided payment history shows current UPB as $81,207.44.	Collections Comments:Provided servicing comments dated from xx/xx/2015 to xx/xx/2017 state that the loan is currently 3 months delinquent and due for the payment of xx/xx/2017 as the borrower is not making regular comments as per note P&I. The last payment of xx/xx/2017 was received on xx/xx/2017 in the amount of $686.83 Provided payment history shows current UPB as $XXXX.
As per servicing comments and latest BPO report shows the subject property is owner occupied with no visible damage to the subject property and with average conditin of the subject property.
The reason for default of unemployment or decreased income as the borrower is not making regular payments as per note P&I. The loan is not yet modified since originations.
No foreclosure activity was initiated from the loan file. But the has filed bankruptcy under chapter 13 with case # xx and was recorded on xx and  the plan was confirmed on xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under chapter 13 with case # xx and was recorded on xx and  the plan was confirmed on xx/xx/2015.
As per chapter 13 plan the debtor shall pay to the trustee the sum of amount of $1,850.00 per month for 60 months. The total base amount to be paid is $XXXX.
Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is xx.
Not Applicable	Field: Current Bankruptcy Status Loan Value: Plan Confirmed (Ch. 11, 13) Tape Value: Proof of Claim - Filed |---| |----| Comment: Current BK Status Plan Confirmed (ch. 11,13) , however tape data is showing Proof of Claim. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is reo active is not applicable. However, the tape data shows as no.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -14 (Days)   Variance %:    Comment: Original Note Doc Date xx , however tape data is showing xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 334333333442   Tape Value: 343333334443   Variance:    Variance %:    Comment: Payement History String 234333333442 , however tape data is showing 343333333443 .   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 244333333433   Tape Value: 344433333343   Variance:    Variance %:    Comment: Payment History String Reversed 244333333432 , however tape data is showing 3444333333343.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Prepayment Penalty Doc Status Yes , however tape data is showing No.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is Lower rate or term. However, the tape data shows as Cash Out - Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 Refinance , however tape data is showing cash out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Value: xx   Variance: -153 (Days)   Variance %:    Comment: Stated Maturity String xx , however tape data is showing xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 230 Tape Value: 232 Variance: -2 Variance %: -0.86206% Comment: Stated Remaining Term 230 , however tape data is showing 232. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator shows moderate due TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Fail Loan data is $156,324.88 ,Comparison data $159,034.81 ,Variance -$2,709.93.
																																																																																								TILA Foreclosure Rescission Finance Charge Test: Fail Loan data $156,324.88 , Comparison $159,034.81, Variance -$2,709.93."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3783097	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,459.45	06/03/2017	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	7.350%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	06/29/2017	XXXX	Not Applicable	6.375%	XXXX	07/XX/2017	Financial Hardship	As per updated title report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete. The latest assignment is from xx.
There is one senior mortgage against the subject property originated on xx.
There is one junior mortgage against the subject property originated on xx.
There are three civil judgments against the borrower xx:
1) A civil judgment xx.
2) A civil judgment xx.
3) There is judgment for xx.
1st and 2nd installment of combined taxes for the year 2016 were paid in the total amount of $4,913.86. Combined annual taxes for the year 2017 are due in the amount of $XX on xx/xx/2017.
No prior year delinquent taxes are found.	As per review of the payment history till xx/xx/2017, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $3,552.35 which was applied to xx/xx/2017. The borrower has made 8 payments in the last 12 months. The loan was modified on xx/xx/2017. The next due date has been changed from xx/xx/2017 to xx/xx/2017. As per modified term, the new modified interest is 6.375% and P&I is $2,437.16. The UPB reflected in the latest payment history is in the amount of $XXXX.	Collections Comments:The loan is currently in the bankruptcy and is due for xx. The borrower has made 8 payments in the last 12 months. The loan was modified on xx. The next due date has been changed from xx/xx/2017 to xx/xx/2017.
The reason for default is not provided in the collection comment.
The borrower had filed bankruptcy under chapter 13 with case xx. However, the case was dismissed because of other reason on xx/xx/2015 and was terminated on xx/xx/2016.
As per review of the loan file and the servicing comment, the foreclosure was initiated and was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold because the borrower had filed bankruptcy under chapter 13 with the case #xx and the plan was confirmed on xx.
The trial plan was offered to the borrower on xx/xx/2013. The payment was in the amount of $3,559.06 which was effective on xx/xx/2013 to xx/xx/2013. As per prior modification agreement which was made on xx/xx/2013, the new modified interest rate is 6.475% and P&I is $2,955.65 which was effective from xx/xx/2013.
Again, the trial plan was sent to the borrower on xx/xx/2017. The trial payment was in the amount of $8,889.18 which was effective from xx/xx/2017 to xx/xx/2017. The borrower has made all these payments. Last, the loan was modified on xx/xx/2017.
As per the modified terms, the new unpaid principal balance is $XXXX. The borrower promises to pay $2,437.16 monthly at the fixed interest rate of 6.375% which was effective from xx/xx/2017 to xx/xx/2037.
As per BPO report dated xx/xx/2017, the subject property is occupied by an unknown party and is in good condition. As per latest servicing comment, no damage was found to the subject property.

Foreclosure Comments:As per review of the loan file and the servicing comment, the foreclosure was initiated and was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold because the borrower had filed bankruptcy under chapter 13 with the case # xx and the plan was confirmed on xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case # xx and the plan was confirmed on xx/xx/2016.
Order on motion for relief from stay was filed on xx/xx/2016.
As per confirmed chapter 13 plan, the debtor shall pay to the trustee in the amount of $1,300.00 for a period of two months and then the sum of $1,600.00 for 58 months for a total term of 60 months.
The POC was filed on xx. The secured amount is xx and the amount of arrearage is xx.
As per notice of mortgage payment change which was filed on xx/xx/2017, the mortgage payment will be in the amount of $3,480.04 which will be effective from xx/xx/2017.
The modification agreement was made between the borrower xx.
As per the modified terms, the new unpaid principal balance is $XXXX.
The borrower promises to pay $2,437.16 monthly at the fixed interest rate of 6.375% which was effective from xx/xx/2017 to xx/xx/2037. The modification contains the balloon provision. The borrower promises to pay $XXXX on the maturity date.
As per prior modification agreement which was made on xx/xx/2013, the new modified interest rate is 6.475% and P&I is $2,955.65 which was effective from xx/xx/2013.	Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: No discrepancies Tape Source: Initial Tape Type:
Field: Current Bankruptcy Status   Loan Value: Plan Confirmed (Ch. 11, 13)   Tape Value: Discharged   Variance:    Variance %:    Comment: As per bankruptcy document, the current status is plan confirmed. However the tape shows that it is Discharged.   Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: As per latest BPO report, the subject property is occupied by unknown party. However, tape reflects as owner occupied.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: -83 (Days)   Variance %:    Comment: As per modification document, the date of last modification is xx/xx/2017. However the tape shows that it is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 321444444444   Tape Value: 376566655776   Variance:    Variance %:    Comment: As per payment history, the string is 024432144214. However the tape shows that it is 376566665776.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444123   Tape Value: 677556665673   Variance:    Variance %:    Comment: As per payment history, the string reversal is 412441234420. However the tape shows that it is 6775566665673.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 237 Tape Value: 234 Variance: 3 Variance %: 1.28205% Comment: The stated original term is 237. However the tape shows that it is 234. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prepayment Term Test: FAIL 36 Months 0 Months 36 Months
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, the settlement date is xx/xx/2007 which is 6 days after the note date xx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34558191	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$235.35	10/09/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.390%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/08/2010	XXXX	XXXX	7.560%	XXXX	02/XX/2010	Financial Hardship	As per the review of updated title report dated xx/xx/2017, the subject mortgage was originated on xx. There is no active judgments and liens are found. The Year 2016 county taxes are due in the amount of $235.35. There is no prior year delinquent taxes are found.	The review of payment history as of date xx/xx/2017, the borrower is current with the loan and next due payment is for xx/xx/2017. The last payment was received on xx/xx/2017, in the amount of $800.33 which was applied for xx/xx/2017. The UPB is not reflected in the payment history, as per the tape data UPB reflected is in the amount of $XXXX. The Current P&I is $800.33 and PITI is $800.33.	Collections Comments:The review of the collection comment shows that the loan is in Performing and next due date is xx/xx/2017. The review of payment history as of date xx/xx/2017, the borrower is current with the loan and next due payment is for xx/xx/2017. The last payment was received on xx/xx/2017, in the amount of $800.33 which was applied for xx/xx/2017. The UPB is not reflected in the payment history, as per the tape data UPB reflected is in the amount of $XXXX. The Current P&I is $800.33 and PITI is $800.33.
The reason for default is unable to determine. The loan was modified on xx/xx/2010. The borrower is making his payments as per the term of the modification agreement.
As per the modified term, the new principals balance $XXXX.  Borrower promises to pay $800.33 monthly with modified interest rate of 7.56% beginning from xx/xx/2010 with a maturity date of xx/xx/2040.
No bankruptcy status was found.  No foreclosure activity was found.
As per comment dated xx/xx/2017, the current occupancy is occupied by an unknown party.  No information is found regarding any damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx. As per the modified term, the new principals balance $XXXX. Borrower promises to pay $800.33 monthly with modified interest rate of 7.56% beginning from xx/xx/2010 with a maturity date of xx.	Credit Application HUD-1 Closing Statement Mortgage Insurance	Field: Deferred Balance Amount Loan Value: $XXXX Tape Value: $4624.42 |---| $45.21 |----| 0.97763% Comment: As per the modification agreement, the deferred balance is $4,669.63, however tape reflects $4,624.42 Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification agreement was found in the loan files.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: XXXX   Tape Value: 386   Variance: -146   Variance %: -37.82383%   Comment: As per the note, the loan original maturity term months is 240, however tape reflects 386   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $800.33   Variance: $498.08   Variance %: 62.23432%   Comment: As per the note, the original stated P&I is $1298.41, however tape reflects $800.33   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.39000%   Tape Value: 7.56000%   Variance: 4.83000%   Variance %: 4.83000%   Comment: As per the note, the original stated rate is 12.39% however tape reflects 7.56%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100000000000   Tape Value: 10XXXXXXXXXX   Variance:    Variance %:    Comment: As per the latest payment history, the payment string is 100000000000, however tape reflects 10XXXXXXXXXX   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000001   Tape Value: XXXXXXXXXX01   Variance:    Variance %:    Comment: As per the latest payment history, the payment string reversed is 000000000001, however tape reflects XXXXXXXXXX01   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx/xx/2040 Variance: 16 (Days) Variance %: Comment: As per the modification agreement, the stated maturity date is xx, however tape reflects xx/xx/2040 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file, however, this is the canceled copy of the HUD-1."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 95.875% which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52316131	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,454.47	11/01/2017	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	7.000%	336	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	XXXX	XXXX	2.000%	XXXX	04/XX/2017	Financial Hardship	Review of updated title report dated on xx/xx/2017 show the subject mortgage was originated on xx.
The chain of assignment is incomplete as currently the assignee is xx.
There are no active liens and judgments found open as per updated title report
2017 county annual installment taxes are due in the amount of $1454.47 on xx/xx/2018.There are no prior delinquent taxes found.
The review of the available payment history shows that the borrower is not making regular payments and the loan is 2 months delinquent. The last payment was received on xx/xx/2017 in the amount of $1,051.38, which was applied to xx/xx/2017 payment. The next due date is xx/xx/2017. The UPB as per payment history is $XXXX.	Collections Comments:The review of the available payment history shows that the borrower is not making regular payments and the loan is 2 months delinquent. The last payment was received on xx/xx/2017 in the amount of $1,051.38, which was applied to xx/xx/2017 payment. The next due date is xx/xx/2017. The UPB as per payment history is $XXXX.
The file was referred to attorney for foreclosure. But due to loss mitigation efforts the fc was on hold.
The borrower has filed bankruptcy under chapter 7 with case#xx. Bankruptcy was discharged on xx/xx/2009, later it was terminated on xx/xx/2009.
2017 county annual installment taxes are due in the amount of $1454.47 on xx/xx/2018.There are no prior delinquent taxes found.
No comments regarding damage to the property found in the collection comments. The borrower was not responding to the loss mitigation efforts by the lender/servicer.

Foreclosure Comments:The file was referred to attorney for foreclosure. But due to loss mitigation efforts the fc was on hold.
Bankruptcy Comments:The borrower has filed bankruptcy under chapter 7 with case# xx. Bankruptcy was discharged on xx/xx/2009 , later it was terminated on xx/xx/2009.	The modification agreement was made between xx. This is a step modification, consisting of 5 steps. The first step will start with 2.00% of interest and $1,051.38 as P&I.
The new principal balance as per agreement is $XXXX and deferred balance is $229.68. The payments will begin on xx/xx/2017 and new maturity date is xx/xx/2035.
As per Loan Modification Agreement Balloon Payment Disclosure there will be approximately $XXXX will be payable on xx/xx/2035 (Maturity Date)
Final Truth in Lending Discl. HUD-1 Closing Statement Right of Rescission	Field: First Payment Date Loan Value: xx Tape Value: xx/xx/2007 |---| -1 (Days) |----| Comment: First Payment date is xx: however, the tape data shows xx. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: 61 (Days)   Variance %:    Comment: Last payment received date is xx/xx/2017: however, the tape data shows xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 336   Tape Value: 337   Variance: -1   Variance %: -0.29673%   Comment: Loan origianal Maturity term months is 336: however, the tape data shows 337.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value:xx   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx: however, the tape data shows xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1103.99   Variance: $696.67   Variance %: 63.10473%   Comment: Original stated P&I is $1800.66: however, the tape data shows $1103.99.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.00000%   Tape Value: 2.00000%   Variance: 5.00000%   Variance %: 5.00000%   Comment: Original stated rate is 7.0000%: however, the tape data shows 2.0000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 220000211144   Tape Value: 121000MFFFFF   Variance:    Variance %:    Comment: Payment History string reversed is 110000211144: however, the tape data shows 121000MFFFFFF.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 441112000022   Tape Value: FFFFFM010121   Variance:    Variance %:    Comment: Payment History string reversed is 441112000011; however, the tape data shows FFFFFFM010121.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is xx: however, the tape data shows xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -14 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the Estimated HUD-1 and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3045084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,146.00	12/13/2017	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	10.990%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
Chain of assignment is incomplete. Currently the assignment is with xx.
There are 4 State Tax Lien in the favor of xx.
2017 Combined 3rd & 4th installments are paid in the total amount of $3,752.39 and 2018 Combined 1st and 2nd installments are due in the total amount of $3,573 which are due on xx/xx/2018 and xx/xx/2015.
2018 Utilities 1st installments are due in the amount of $608.35 on xx/xx/2018.
The review of the payment history as of dated xx/xx/2018 shows that the borrower is not making regular payments. The payments are delinquent for 47 months and the next payment is due for xx/xx/2014. The last payment received on xx/xx/2017 in the amount of $2,037.03 which was applied for xx/xx/2014. The current UPB reflected in the payment history is in the amount of $267,143.11.	Collections Comments:The collection comments available from xx/xx/2017 till xx/xx/2018 shows that the borrower is not making regular payments. The payments are delinquent for 47 months and the next payment is due for xx/xx/2014. The last payment received on xx/xx/2017 in the amount of $2,037.03 which was applied for xx/xx/2014. The current UPB reflected in the payment history is in the amount of $XXXX.
The borrower is making payment as per note terms.
Foreclosure was initiated and the complaint was filed on xx/xx/2012; however, no further information has been found in the collection comments.
The borrower had filed bankruptcy under Chapter 13 with case # xx. The plan was confirmed on xx.
The available BPO report dated xx/xx/2017 shows that the subject property is owner occcupant and is in average condition.
Foreclosure Comments:Foreclosure was initiated and the complaint was filed on xx. .The loan is currently in bankruptcy due to borrower filing bankruptcy under chapter 13 filed on xx with case# xx. Collection comment dated xx/xx/2017 shows sale date as xx. Comment dated xx/xx/2017 also shows that the foreclosure sale was canceled. Reason for canceling foreclosure sale is stay of sale by judge.
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter 13 with case # xx. The plan was confirmed on xx. As per confirmed Chapter 13 plan, the debtor shall pay $2,045 monthly to the trustee for 60 months.	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated and the complaint was filed on xx/xx/2010; however, the tape reflects that it is No.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Since origination, there is no modification of the loan; however, tape reflects that it is Yes.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per Note, the loan amortization type is ARM; however, the tape reflects that it is Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 369   Variance: -9   Variance %: -2.43902%   Comment: As per Note, the loan original maturity term months is 360; however, the tape reflects that it is 369.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Since origination, there is no modification of the loan.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 9.99999999999999E+23   Variance:    Variance %:    Comment: The payment history, string is 444444444444; however, the tape reflects that it is 9.9999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: The payment history, string reversed is 444444444444; however, the tape reflects that it is 999999999999.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: -273 (Days) Variance %: Comment: As per Note, the stated maturity date is xx; however, the tape reflects that it is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application along with the transmittal summary are missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.000% which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12478615	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXX	$0.00	$4,738.60	12/29/2017	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	XXXX	XXX	8.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	03/05/2010	XXXX	Not Applicable	3.000%	XXXX	04/XX/2010	Financial Hardship	The review of the updated title report dated xx/xx/2017 shows that the subject mortgage originated on xx.
 The chain of the assignment is incomplete. The last assignment was in between xx.
There are two Water Sewer Lien against xx.
There is also a Senior mortgage against borrower xx.
There is also a HOA lien in the favor of xx.
There is a Junior mortgage in the favor of xx.
2017 County 1st & 2nd installments taxes are paid in the cumulative amount of $4,738.6 and Utilities 1st, 2nd, 3rd & 4th installments are paid in the cumulative amount of $2,041.03.
2016 County 1st & 2nd installments taxes are paid in the cumulative amount of $
4,693.35 and Utilities annual taxes are paid in the amount of $713.88.
2015 County 1st & 2nd installments taxes are paid in the cumulative amount of
$4,653.45.
No prior year delinquent found.

The review of the payment history reveal that the borrower is delinquent for 1-month. The last payment was received in the amount of $4,291.11 on xx/xx/2017, which was applied for xx/xx/2017. The next due date is xx/xx/2017. the current UPB is $XXXX as reflected in the payment history.	Collections Comments:The review of the servicing comments reveal that the loan is in collections and the next due date is xx/xx/2017. The last payment was received in the amount of $4,291.11 on xx/xx/2017, which was applied for xx/xx/2017. The current UPB is $XXXX as reflected in the payment history.
The reason for default is unemployment/decreased income.
The loan had been modified on xx/xx/2010. The Unpaid principal balance is $XXXX with interest rate 3.00%. The borrower promises to pay the monthly  P&I of $3,681.39 beginning from xx/xx/2010. The maturity date will be xx/xx/2040.
Foreclosure was initiated and was referred to an attorney on xx/xx/2013. The complaint was filed on xx/xx/2013; however, no further information has been found for delay of foreclosure.
No information pertaining to bankruptcy found.
Collection comment dated xx/xx/2018 shows the subject property is the owner-occupied.
As per BPO report dated xx/xx/2017, the subject property is owner-occupied and is in the average condition with no damages and repairs. Its listed quoted price is $XXXXhe Note, original balance is xx; however, the value of the subject property is decreased by $XXXXCompliance agreement is located at xx.
Maryland application disclosure located at xx.
Escrow waiver located at xx.
Foreclosure Comments:Foreclosure was initiated and was referred to an attorney on xx/xx/2013. The complaint was filed on xx/xx/2013; however, no further information has been found for delay of foreclosure.
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx.
The Unpaid principal balance is $XXXX with interest rate 3.00%. The borrower promises to pay the monthly  P&I of $3,681.39 beginning from xx/xx/2010. The maturity date will be xx/xx/2040.

Mortgage Insurance	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Currently in foreclosure is Yes; however, the tape reflects that it is No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2010   Tape Value: xx/xx/2010   Variance: 4 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2010; however, tape shows xx/xx/2010   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx Tape Value: xx   Variance: -1096 (Days)   Variance %:    Comment: As per Note, the first payment date is xx, however, the tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per Note, there is interest only clause; however, the tape reflects that it is No.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $5619.25   Variance: $779.60   Variance %: 13.87373%   Comment: As per Note, the original sated P&I is $6,398.85; however, tape shows $5,619.25   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 100101112121 Tape Value: 1111C1CC1CCCCCCCCCCCCCCC Variance: Variance %: Comment: The payment history, string reversed is 11101021221, however tape shows 1111C1CC1CCCCCCCCCCCCCC. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 settlement statement is not signed by borrower."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from loan files."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Settlement date is different from note date (Lvl 2)     "As per Note, the origination date is xx; however, the HUD-1, Settlement date is xx which is different from note date."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98656426	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,882.51	11/09/2017	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	XXX	9.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	05/01/2010	XXXX	XXXX	2.000%	XXXX	05/XX/2010	Financial Hardship	As per the review of updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of the assignment is complete. The last assignment was done by xx.

The subject mortgage is in the second lien position, as there is a xx.
There is one  IRS Lien in the amount of xx.
The city taxes for the year 2018 are paid in the total amount of $4882.51.
No prior years delinquent taxes are found.

As per the review of payment history, the borrower is delinquent with the loan for more than 29 months and the next due date for payment is xx/xx/2015. The last payment was received on xx/xx/2017 in the amount of $902.99, which was applied to xx/xx/2015. The current UPB is reflecting in the amount of $233,538.86.
The borrower has been making payments as per loan modification agreement made on xx/xx/2010.
Collections Comments:The loan is in the collection and the next due date for payment is xx/xx/2015. The last payment was received on xx/xx/2017 in the amount of $902.99, which was applied to xx/xx/2015. The current UPB is reflecting in the amount of $XXXX.
The trial period plan gives to the borrower on xx/xx/2010 for 3 months which were starts from xx/xx/2010 to xx/xx/2010 for the amount of $1331.94 per month.
After this trial plan, the loan has been modified permanently between the borrower xx.
The new principal balance per modification is in the amount is $XXXX with a deferment amount of $XXXX to be paid at the maturity date of xx/xx/2050.The starting step rate is 2% and P&I of $777.26 with payment starting from xx/xx/2010 till Maturity date of xx/xx/2050. This modification has total 4 steps.
The borrower has been making payments as per the above-mentioned loan modification agreement.
The reason for default is decreased income and as per the document of the judgment of divorce dated xx/xx/2016, the borrower divorced her husband.
The foreclosure was initiated and was referred to an attorney on xx/xx/2012. However, the foreclosure activity was put on hold because the borrower had filed bankruptcy under chapter 13 with case#xx. The POC was filed by the creditor on xx for the amount of xx and the amount of arrearage is in the amount of xx. The plan was confirmed on xx. As per the amended order confirming plan xx, the borrower has to pay $XX per month for 34 months. The total plan payment is $XXXX. However, the debtor was dismissed for other reason on xx/xx/2014.
As the servicing comments for latest 24 months are incomplete. Further information is available.

Foreclosure Comments:The servicing comments for latest 24months are unavailable. As per available comments and loan files, the foreclosure was initiated and was referred to an attorney on xx/xx/2012. However, the foreclosure activity was put on hold because the borrower had filed bankruptcy under chapter 13 with case#xx. However, the debtor was dismissed for other reason on xx/xx/2014. Further information is available.
Bankruptcy Comments:As per PACER report, the borrower had filed bankruptcy under chapter 13 with case#xx. The POC was filed by the creditor on xx for the amount of xx and the amount of arrearage is in the amount of xx. The plan was confirmed on xx. As per the amended order confirming plan (xx), the borrower has to pay $XX per month for 34 months. The total plan payment is $XXX. However, the debtor was dismissed for other reason on xx/xx/2014.	This step loan modification agreement was made between the borrower xx.
The new principal balance per modification is in the amount is $XXXX with a deferment amount of $XXXX to be paid at the maturity date of xx/xx/2050.The starting step rate is 2% and P&I of $777.26 with payment starting from xx/xx/2010 till Maturity date of xx/xx/2050. This modification has total 4 steps.
Field: First Payment Date Loan Value: xx Tape Value:xx |---| -1338 (Days) |----| Comment: Origination note payment is xx, however tape reflects the modified payment date of xx. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The step modification made on xx/xx/2010, states the Modification amortization as Step, however tape reflects as Fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: The original maturity term is 360 months, however tape reflects as 480 months.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2015   Variance: -1796 (Days)   Variance %:    Comment: The step modification made on xx/xx/2010, states the Mod step 3 Date as xx/xx/2010, however, tape reflects as xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: The step modification made on xx/xx/2010, states the Mod step 1 rate as 2%, however tape reflects as 3%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2016   Variance: -336 (Days)   Variance %:    Comment: The step modification made on xx/xx/2010, states the Mod step 3 Date as xx/xx/2015, however, tape reflects as xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment: The step modification made on xx/xx/2010, states the Mod step 2 rate as 3%, however tape reflects as 4%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2017   Variance: -701 (Days)   Variance %:    Comment: The step modification made on xx/xx/2010, states the Mod step 3 Date as xx/xx/2015, however, tape reflects as xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.940%   Variance: -0.940%   Variance %: -0.94000%   Comment: The step modification made on xx/xx/2010, states the Mod step 3 rate as 4%, however tape reflects as 4.94%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 9.99999999999999E+23   Variance:    Variance %:    Comment: The payment string is 444444444444, however tape reflects the payment string as 999999999999.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: 444444444444 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: The reversed payment string is 444444444444, however tape reflects the payment string as 999999999999. Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan file at xx stating that Original Note has been lost and/or misplaced. However duplicate copy of Note is available in the loan file."	* Operative index value is unable to confirm (Lvl 2) "Unable to confirm Operative index value due to missing documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36084197	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,398.88	12/12/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of the assignment is not completed as the subject mortgage is currently assigned to xx.

1. There are 6 "Certificate of Sanitary Sewer Usage charge liens" found in the updated title report dated xx/xx/2018 in the cumulative amount of xx.

2. There is a junior "open-end mortgage" in the amount of xx.

1st installment of town taxes for the year 2016 were paid off in the amount of $2,199.44 on xx/xx/2017.
2nd installment of town taxes for the year 2016 are due in the amount of $2,199.44 for the due date of xx/xx/2018.	The review of the payment history as of xx/xx/2018 shows that the subject loan is performing well. The last payment was received on xx/xx/2017 in the amount of $745.43 for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The UPB as of the date is in the amount of $33,222.61.	Collections Comments:The loan is currently in performing state and is next due for xx/xx/2018. The last payment was received on xx/xx/2017 in the amount of $375.52 with the rate of interest 4.0%, which was applied for xx/xx/2018. The UPB is reflected in the payment history in the amount of $XXXX.
The reason for default is unable to determine from the servicing comment.
The loan hasn’t been modified since origination. The loan is an ARM and the current rate is more than the margin. Hence, the borrower has been making payment as per the note.
The foreclosure was not initiated since origination.
No pertaining Bankruptcy related documents found in the PACER.
As per the BPO report, the subject property is occupied by the owner and is in average condition. No pertaining damage to the subject property is found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is illegible as Cash to/Cash from (Line 300) and signature part of the HUD-1 is also missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "Lost note affidavit dated xx found in the loan file (locator xx) and it's stating that the original note has been lost or misplaced. Copy of Note is also located in the same file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test: First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the Connecticut license validation test."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65619393	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$470.30	02/06/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	08/27/2015	XXXX	XXXX	4.500%	XXXX	10/XX/2015	Financial Hardship	The review of updated title report dated xx/xx/2018 states that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There are no active liens and judgments against the borrower.
2017 combined annual taxes are paid in the amount of $470.30; however, the tax document is not available to determine the due date.
No prior year delinquent taxes are found.
Review of payment history as of xx/xx/2018 states that the borrower is delinquent for 8 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $700.37 which was applied to xx/xx/2017. The UPB reflected in the payment history is in the amount of $124,427.44.	Collections Comments:The review of collection comments as of xx/xx/2018 states that the loan is in an active bankruptcy and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $700.37 which was applied to xx/xx/2017. The UPB in the payment history is reflected in the amount of $XXXX. The borrower is making payment as per loan modification agreement dated xx/xx/2015.
As per collection comments dated xx/xx/2016, the reason for default is a curtailment of income.
The review of PACER documents states that the borrower has filed the bankruptcy under chapter 13 with case# xx. The POC was filed on xx and the plan was confirmed on xx and according to confirmed plan the debtor agreed to pay the plan payment of $1,711.67 per month for 60 months, for a total amount of $XXXX however, further information pertaining to bankruptcy has not been found.
As per document located at "xx" the repayment plan agreement was made between the lender and servicer on xx/xx/2016, according to which, the amount of arrearage was $XXXX and that should be paid in 10 monthly payments of $947.44 starting from xx/xx/2016 up to xx/xx/2017.
No information pertaining to foreclosure has been found.
The trial modification agreement dated xx/xx/2014, located at "xx", as per that the three months trial plan with the monthly plan payment of $1,398.98 started from xx/xx/2014 up to xx/xx/2014 was given to the borrower.
The loan has modified thrice since origination, as per effective modification agreement dated xx/xx/2015, The borrower promises to pay the modified principal balance of $XXXX with the interest rate of 4.5% and the P&I of $568.76. The payments were started from xx/xx/2015 and the new maturity date will be xx/xx/2055.
This modification agreement does not contain any ballon provision.
The loan was also modified on xx/xx/2009 as per document located at 'xx".
As per collection comments dated xx/xx/2016 the property is owner-occupied and no comments reporting any damage or repair related to the subject property.
As per BPO report dated xx/xx/2018 and located at "xx" The property is in an excellent condition and occupied and maintained; however, no damage or estimated repairs have been suggested.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The review of PACER documents shows that the borrower has filed the bankruptcy under chapter 13 with case# xx. The POC was filed on xx and the plan was confirmed on xx and according to confirmed plan the debtor agreed to pay the plan payment of $1,711.67 per month for 60 months, for a total amount of $XXXX however, further information pertaining to bankruptcy has not been found.	This modification agreement was made on xx/xx/2015 between the servicer xx. The borrower promises to pay the modified principal balance of $XXXX with the interest rate of 4.5% and the P&I of $568.76. The payments were started from xx/xx/2015 and the new maturity date will be xx/xx/2055.
Plus defered amount as per MOD is $9,000.00.
This modification agreement does not contain any ballon provision.
The loan was previously modified on xx/xx/2009 as per document located at 'xx".
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: xx/xx/2015 Tape Value: xx/xx/2015 |---| -22 (Days) |----| Comment: As per mod agreement the modification date is xx/xx/2015; however, the tape is reflecting it as xx/xx/2015. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $568.76   Variance: $436.31   Variance %: 76.71249%   Comment: As per note, the stated P&I is $1,005.07; however, the tape is reflecting it as $568.76.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.62500% Tape Value: 4.50000% Variance: 7.58000% Variance %: 7.58000% Comment: As per note, the stated rate is 7.625%; however, the tape is reflecting it as 4.5%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "State Regulations.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations.
This loan failed the late fees test.
Loan date 5.00% Comparison data 1.492% hence variance 3.508%"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in WV. The following required disclosures are missing in the available loan files.

WV Collateral Protection Insurance Notice 1
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98753579	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,488.00	08/28/2015	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	5.750%	351	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/01/2012	XXXX	Not Applicable	0.500%	XXXX	12/XX/2012	Financial Hardship	Review of updated title report dated xx/xx/2018 shows the subject mortgage was originated on xx.
The Chain of the assignment has not been completed and the subject mortgage is currently with xx
An active judgment or liens found pending.
1) There is a junior mortgage in the favor of xx.
2) There is active civil judgment found against borrower xx.
3) There is another civil judgment against borrower xx.
4) There is an active civil judgment against borrower xx.
5) There are eleven state tax lien was found against borrower xx,
First in the favor of State of xx.
Second in the favor of State of xx.
Third in the favor of State of xx
Fourth in the favor of State of xx.
Fifth in the favor of State of xx.
sixth in the favor of State of xx.
Seventh in the favor of State of xx.
Eight in the favor of State of xx.
Ninth in the favor of State of xx.
Tenth in the favor of State of xx.
Eleventh in the favor of State of xx.
2017 County 1st installment taxes are paid in the amount $1744.
No prior year delinquent taxes have been found. 2017 County 2nd installment taxes are due in the amount of $1744 for the due date xx/xx/2018.	Review of updated payment history shows that the subject loan is in delinquency for 120+ days. The borrower is not making his monthly payments. The last payment was received on xx/xx/2015 for due date of xx/xx/2015 in the amount of $750.64 with an interest rate of 3.625% & the next due date is xx/xx/2015. The unpaid principal balance reflected as of the date is $XXXX.
The borrower was making the payments as per the MOD agreement made on xx/xx/2012.
Collections Comments:The loan is currently in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx. The debtor shall pay $1229.47 per month for the period of 60 months. The proof of claim was filed on xx with the claim amount of $XXXX and the amount of arrearage is xx.
Schedule-D of Voluntary Petition filed on  xx states that the amount of claim without deducting the value of collateral is xx and the value of collateral that supports the claim is xx; however, the unsecured portion is xx.
According to the servicing comments and loan documents available in the loan file the foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017. Sale date was not scheduled. However, foreclosure was put on hold due to The borrower had filed bankruptcy on xx/xx/2017. No further details are available about foreclosure in given servicing comments.
The subject loan is in delinquency for 120+ days. The borrower is not making his monthly payments. The last payment was received on xx/xx/2015 for due date of xx/xx/2015 in the amount of $750.64 with an interest rate of 3.625%  & the next due date is xx/xx/2015. The unpaid principal balance reflected as of the date is $XXXX.
The borrower was making the payments as per the MOD agreement made on xx/xx/2012.
The loan was modified with an effective date of xx/xx/2012 and a new principal balance is $XXXX  to a step modification and the rate was starting from 0.50% and borrower had given promise to pay P&I in the amount of  $573.47 which had begun from  xx/xx/2012 with a new maturity date of xx/xx/2052.  The rate changes in3 steps ending at 3.625%.
An installment of $XXXX, plus the remaining principal balance, will due on the maturity date.

The BPO report dated xx/xx/2017, The subject property is owner-occupied and no visible damage or repairs are found against the property

Foreclosure Comments:According to the servicing comments and loan documents available in the loan file the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017. Sale date was not scheduled. However, foreclosure was put on hold due to The borrower had filed bankruptcy on xx/xx/2017. No further details are available about foreclosure in given servicing comments.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx. The debtor shall pay $1229.47 per month for the period of 60 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
Schedule-D of Voluntary Petition filed on  xx states that the amount of claim without deducting the value of collateral is xx and the value of collateral that supports the claim is xx; however, the unsecured portion is xx.

The loan was modified with an effective date of xx/xx/2012 and a new principal balance is $XXXX to a step modification and the rate was starting from 0.50% and borrower had given promise to pay P&I in the amount of $573.47 which had begun from xx/xx/2012 with a new maturity date of xx/xx/2052. The rate changes in3 steps ending at 3.625%.
An installment of $XXXX, plus the remaining principal balance, will due on the maturity date.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk indicator is "Moderate" because this loan failed the TILA finance charge test and This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test.
TILA Finance Charge Test: FAIL $249,379.71 $433,199.42 -$183,819.71
TILA APR Test: FAIL 6.132% 8.792% -2.660%"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Ohio and the required disclosures are missing from the loan file as follow.
1. Equal Credit Availability Notice
2.  Insurance Tying Disclosure and
3. Non-Deposit Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70655239	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,999.11	01/26/2018	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	xx	06/05/2014	XXXX	Not Applicable	4.625%	XXXX	06/XX/2014	Financial Hardship	Subject mortgage is reported in second lien position.
Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of assignment is completed as the subject mortgage is currently assigned to "xx.

1.There is an active prior mortgage available in the updated title report in the amount of xx.

The 1st installment of 2018 year taxes of $ 655.68 were paid on xx/xx/2018 and 2nd, 3rd and 4th installments of $655.68 are due on xx/xx/2018, xx/xx/2018 and xx/xx/2018 respectively.
4th installment of School taxes for 2018 are due in the amount of $344.09 on xx/xx/2018.
The tax assessment cert is not available in the updated title report.
No active judgments found on updated title.	Review of updated payment history shows that the subject loan is in delinquency for more than 120 days. The last payment was received on xx/xx/2018 with the payment (PITI) of $778.00 that was applied to the xx/xx/2017 payment and loan is next due date for xx/xx/2017. The borrower appears to be making payments per loan mod agreement that began with xx/xx/2014 payment. Borrower made three payments on 1/26/18, 12/28/17 and 11/27/17 per new trial payment plan at $624.03. No evidence of final mod was found in the loan documents. The unpaid principal balance reflected as of 2/12/18 was $XXXX.	Collections Comments:The subject loan is currently in active loss mitigation. Review of updated payment history shows that the subject loan is in delinquency for more than 120 days. The last payment was received on xx/xx/2018 with the payment (PITI) of $778.00 that was applied to the xx/xx/2017 payment and loan is next due date for xx/xx/2017. The borrower appears to be making payments per loan mod agreement that began with xx/xx/2014 payment. Borrower made three payments on 1/26/18, 12/28/17 and 11/27/17 per new trial payment plan at $624.03. No evidence of final mod was found in the loan documents. The unpaid principal balance reflected as of 2/12/18 was $57988.48.
The subject loan was modified on  xx/xx/2014 with the new modified principal balance of $XXXX and borrower promises to pay this balance through the new fixed interest rate of 4.625% with new monthly payments (P&I) of $272.06 beginning from xx/xx/2014 to the new maturity date of xx/xx/2054.
xx borrower a new trial payment plan which starting from 1xx/xx/2017 to xx/xx/2018 with payments of  $624.03; however, no evidence of final modification was found in the loan file.
RFD provided on 11/20/15 as loss of job and curtailment of income due to inability to rent out properties due to needed repairs.  Additional RFD provided on 3/29/16 as borrower still not employed and on 4/21/16 as borrower had injuries from car accident that required hospitalization.   On 11/30/16 the borrower stated another hardship due to tenants stopped paying and most recent RFD on 9/29/17 was borrower was going through the eviction process and no rents were collected for a few months.  Borrower stated 6/23/16 they were dependent on rental income to keep mortgage current.    Loan was referred to FC on 4/3/17; however it was placed on hold due to loss mitigation efforts.  Borrower stated they wanted to keep property and discussed modification possibilities on 5/17/17 and update from borrower on 6/6/17 states hardship was resolved.  Lender xx) offered borrower forbearance plan with monthly trial payments starting 12/1/17 to 2/1/18 at $624.03 that was completed on 1/27/18; however, no evidence of final mod was found in the loan documents.  Loan was previously modified 6/5/14.  Borrower first reported subject property as vacant on 7/7/16.  Borrower stated new tenants were moving in on 11/30/16 but comments on 1/4/17, 4/27/17 and 7/18/17 reflect the subject was still vacant.  Subject was subsequently reported as occupied on 9/29/17 and property inspection12/19/17 did not address occupancy and reflects home as in low to average condition with no deferred maintenance noted.   There is no information found in the PACER regarding filing of Bankruptcy.
The latest BPO (xx available in the loan file states that the subject property is occupied by tenant and no damages are reported.

Foreclosure Comments:Lis Pendens (Notice of Pendency or Notice of Default) was filed by lender xx) on 4/18/17.  Loan was referred to FC on 4/3/17; however it was placed on hold due to loss mitigation efforts.  Borrower stated they wanted to keep property and discussed modification possibilities on 5/17/17 and update from borrower on 6/6/17 states hardship was resolved.  Lender (xx) offered borrower forbearance plan with monthly trial payments starting 12/1/17 to 2/1/18 at $624.03 that was completed on 1/27/18; however, no evidence of final mod was found in the loan documents.
Bankruptcy Comments:Not Applicable	The subject loan was modified on xx/xx/2014 with the new modified principal balance of $XXXX and borrower promises to pay this balance through the new fixed interest rate of 4.625% with new monthly payments (P&I) of $272.06 beginning from xx/xx/2014 to the new maturity date of xx/xx/2054.
Lender (xx) offered borrower a new trial payment plan which starting from xx/xx/2017 to xx/xx/2018 with payments of $624.03; however, no evidence of final modification was found in the loan file.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The following state (NY) disclosures are missing from the loan file:

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Mortgage Bankers and Exempt Organizations Pre-application
4. Part 80 Disclosure
5. Smoke Alarm Affidavit
6. Subprime Home Loan Counseling Disclosure
7. Subprime Home Loan Tax and Insurance Payment Disclosure
8. Subprime Home Loan Disclosure
9. Commitment Disclosure
10. Lock-in Disclosure
11. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16057888	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXX	$0.00	$1,164.83	01/30/2018	xx	No	Bankruptcy	Chapter 13	xx	No	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/01/2011	XXXX	XXXX	5.000%	XXXX	10/XX/2011	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
There are three Active Judgments and Liens pending against the borrower.
1) There is a HOA/COA lien open against the borrower in the favor of “Gxx.
2) There is a HOA/COA lien open against the borrower in the favor of “xx.
3) There is a HOA/COA lien open against the borrower in the favor of “xx.
The annual taxes for 2017 have been paid in the amount of $1,164.83. No delinquent taxes have been found for the prior year. The taxes for year 2018 are due in the cumulative amount of $1,164.83.	The Payment History dated xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 13 months. The last payment was received in the amount of $1,123.90 on xx/xx/2018 which was applied for the due date of xx/xx/2016.
The current unpaid principal balance is in the amount of $174,565.48.
Borrower is paying as per modification dated xx/xx/2011.	Collections Comments:The collection comments dated xx/xx/2018 reveal that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 13 months. The last payment was received in the amount of $1,123.90 on xx/xx/2018 which was applied for the due date of xx/xx/2016.
The current unpaid principal balance is in the amount of $XXXX.
Borrower is paying as per modification dated xx/xx/2011.
As per review of Updated Title report and Collection Comments, the foreclosure was initiated in 2016 and referred to attorney on xx/xx/2016. A complaint for the same was filed on xx/xx/2016 and a sale was scheduled on xx. After that borrower filed the bankruptcy and foreclosure was put on hold. The bankruptcy was filed on xx/xx/2017 with the case #xx under chapter 13. There is no further proof that the sale date has been rescheduled or not.
The borrower had filed Bankruptcy under the chapter 13 Case #xx. The plan was confirmed on xx. The lender had filed POC dated xx and total claim amount was xx and Arrearage was in the amount of xx. According to Schedule D of voluntary petition dated xx loan has been determine to have an unsecured debt in amount of xx.
As per Amended Chapter 13 plan dated xx/xx/2017, the debtor shall pay to the Trustee the sum of $114.00 per month for a period of 6 months and then $225.00 per month for 54 months.
As per collection comments and the latest BPO dated xx/xx/2017, subject property is occupied by owner and no damage has been found on the subject property. Therefore, no repairs are required.
Foreclosure Comments:As per review of Updated Title report and Collection Comments, the foreclosure was initiated in 2016 and referred to attorney on xx/xx/2016. A complaint for the same was filed on xx and a sale was scheduled on xx. After that borrower filed the bankruptcy and foreclosure was put on hold. The bankruptcy was filed on xx/xx/2017 with the case #xx under chapter 13. There is no further proof that the sale date has been rescheduled or not.
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter 13 Case #17-17138 on xx/xx/2017. The plan was confirmed on xx/xx/2017. The lender had filed POC dated xx and total claim amount was xxand Arrearage was in the amount of $xx. According to Schedule D of voluntary petition dated xx loan has been determine to have an unsecured debt in amount ofxx.
As per Amended Chapter 13 plan dated xx/xx/2017, the debtor shall pay to the Trustee the sum of $114.00 per month for a period of 6 months and then $225.00 per month for 54 months.	The loan modification agreement was made between “xx. The first modified payment was due for the date xx/xx/2011 and the new maturity date will be xx/xx/2051. The new Modified Unpaid Principal Balance is $262654.68. The Deferred Balance is in the amount of $XXXX and the Interest Bearing amount is $XXXX. The modification rate would be 5.00% and modified P&I is $886.56.	Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is required as loan has 100% LTV. However, it is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State and the MD state requires total 6 disclosures, However, all required disclosures are missing from it as follows.
1) Affidavit of Consideration
2) Affidavit of Disbursement
3) First Time Buyers Affidavit
4) Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5) No Escrow Account
6) Mandatory Binding Arbitration Disclosures"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Service Transfer Document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97920934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,547.40	XX/XX/2018	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	XX/XX/2016	XXXX	Not Applicable	4.125%	XXXX	08/XX/2016	Financial Hardship	As per the review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of the assignment is completed as the subject mortgage is currently assigned to "xx.
A subordination agreement was recorded on xx
1)  Abstract of judgment recorded on xx.
2)  Abstract of judgment recorded on xx.
3)  Abstract of judgment recorded on xx.
The 1st installment of 2017-2018 taxes in the amount of $2547.41 was paid on 12/6/17 and the 2nd installment of $2547.40 is due 4/10/18. No prior year delinquent taxes are found.
As per the review of payment history, the borrower has been delinquent for 10 months and next payment is due for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount $1,418.28 which was applied for xx/xx/2017. The UPB is reflected in the amount $211,376.48. The current P&I is $905.94 and PITI is $1,418.28. The borrower was making payment as per the mod agreement dated XX/XX/16.	Collections Comments:The loan is currently in active bankruptcy and next payment is due for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount $1,418.28 which was applied for xx/xx/2017. As per the review of PACER report, the borrower had filed bankruptcy on xx under chapter 13 and with case # xx. The plan was confirmed on xx/xx/2017. The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx/xx/2017. The publication was completed and doc is located at “xx”. The sale was scheduled on xx as per notice of trustee’s sale located at “xx” then the foreclosure was put on hold due to Chapter 13 bankruptcy filed by the borrower on xx. Borrower confirmed subject was owner-occupied on 4/14/17 and disclosed the reason for default as a curtailment of income due to loss of a job. Financial package and mod application were submitted on 4/19/17 and denied on 5/4/17 for an insufficient monthly payment reduction. Borrower reapplied for the mod and was denied on 7/18/17 for an insufficient monthly payment reduction. The latest BPO report dated xx/xx/2017 stated the subject property was in average condition with as-is listed price xx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. The publication was completed and doc is located at “xx”. The sale was scheduled on xx as per notice of trustee’s sale located at “xx” then the foreclosure was put on hold due to Chapter 13 bankruptcy filed by the borrower onxx.
Bankruptcy Comments:As per the review of PACER report, the borrower had filed bankruptcy on xx under chapter 13 and with case # xx. The plan was confirmed on xx. The POC was filed on xx which reflects the amount of claim as xx and amount of arrearage is xx. Order Confirming Chapter 13 Plan was filed on xx. According to the proposed chapter 13 plan the debtor shall pay to the trustee the amount of $685.00 per month for 60 months. The bankruptcy history does not show motion for relief from automatic stay was filed.	The loan was modified between the borrower XX. The UPB is $XXXX. The borrower promises to pay $905.94 with a modified interest rate of 4.125%, beginning from xx/xx/2016 and the maturity is xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER report, the bankruptcy was filed . Tape reflects as No. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per collection comments and documents, the foreclosure was initiated. Tape reflects as No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: -18 (Days)   Variance %:    Comment: As per the modification, the mod last doc date is xx/xx/2016. Tape reflects as xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: 10-0011511240416579   Tape Value: 10-0011511240416000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.615%   Tape Value: 85.000%   Variance: -0.385%   Variance %: -0.38500%   Comment: As appraisal report is missing in the loan file, so, CLTV is not applicable. Tape reflects 85.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: XX   Tape Value: xx/xx/2015   Variance: -16 (Days)   Variance %:    Comment: As per note, the original Note doc date is xx/xx/2015. Tape reflects xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 2345678999999   Variance:    Variance %:    Comment: As per the payment history, the string is 444444444444.    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444 Tape Value: 99999998745432 Variance: Variance %: Comment: As per the payment history, the string reversed is 444444444444. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file neither itemization nor estimated Hud was found from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97061271	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXX	$0.00	$3,113.02	02/06/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	05/20/2010	XXXX	XXXX	2.000%	XXXX	08/XX/2010	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the mortgage which was dated XX.
There are active judgments and liens as follows:
1. Utilities lien in the amount of XX.
2.Four HOA/COA liens in the amounts of XX
3.Civil Judgment in the amount of $XX with xx
The taxes for the year 2017 are paid and no prior years delinquent were found.	Review of the payment history states that the borrower has been delinquent for more than 39 months. The last payment was received in the amount of $1,406.36 which was applied to due date xx/xx/2014, and the next due date is xx/xx/2014. Current UPB reflects in the amount of $153,939.42
Collections Comments:The loan is delinquent 39 months currently.. Borrower filed bankruptcy chapter 13 case#xx and the plan was confirmed on xx. Foreclosure was initiated in the loan and was put to hold due to bankruptcy.
The last payment was received in the amount of $1,406.36 that was applied to due date xx/xx/2014, and the next due date is xx/xx/2014. Current UPB reflects in the amount of $XXXX.
The updated title report states that there are one Utilities lien , four HOA/COA liens and one civil judgment. No prior years delinquent taxes were found.
The reason for default is legal problems as per the servicing comments.
The occupancy is owner,and no immediate repairs required as per the BPO dated xx/xx/2017.
Foreclosure Comments:The review of foreclosure document shows that, the foreclosure process was initiated and was referred to attorney on xx/xx/2013.
Currently, the foreclosure process was put on hold because of bankruptcy that was filed on xx.
Bankruptcy Comments:Borrower filed bankruptcy chapter 13 case#xx and the plan was confirmed on xx. The POC filed on xx which states that the POC amount is xx and the amount of arrearage is xx.The Order on Motion For Relief From Stay filed on xx . The Order Confirming Plan was filed on xx which states that the debtor shall pay $1600.00 per month for 60 months to the Trustee.
The Notice of Payment Change filed on xx/xx/2018 states that the date of payment change is, xx/xx/2018, and the new total payment is $976.05.	The modification agreement was done on xx/xx/2010, between the (borrower) xx.
The reason for modification is financial hardship.
The new principal balance is $XXXX, the deferred amount is $XXXX and the interest bearing amount is $XXXX.
																																																																																		The modification is a step modification. The maturity date is xx/xx/2050.	Missing Required State Disclosures	xx	2: Acceptable with Warnings			* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing in the loan file namely as Balloon Payment, No Escrow Account, Mandatory Binding Arbitration Disclosures, Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60919351	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,757.07	02/02/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	04/15/2014	XXXX	Not Applicable	6.250%	XXXX	06/XX/2014	Financial Hardship	The review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Latest assignment as per updated title report is from xx.
There is a civil judgment in the favor of xx.
The combined annual taxes of 2017 have been paid in the amount of $2757.07.
No delinquent taxes have been found for a prior year.
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $606.59 which was applied for xx/xx/2017. The UPB is reflected in the latest payment history in the amount of $105103.64.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2017. The borrower had filed bankruptcy under chapter 13 with the case no #xx. The plan was confirmed on xx/xx/2017. According to the order confirming chapter 13 plan, the debtor shall pay to the trustee $1420.00 monthly for the period of 60 months for the total amount of xx. The POC was filed on xx with the claim amount ofxx and the amount of arrearage is xx. The date of the last filing was xx. The foreclosure was initiated and the file was referred to an attorney on xx The complaint was filed on xx. The borrower had filed bankruptcy under chapter 13 with the case no #xx. However, the foreclosure is on hold. The review of payment history shows that the borrower has been delinquent for 11 months and next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $606.59 which was applied for xx/xx/2017. The UPB is reflected in the latest payment history in the amount of $105103.64. Comment dated xx/xx/2012 states that the property had potential damage to the roof.The check in the amount of $6591 had been reflected but information pertaining to check received or not is unavailable. According to comment dated xx/xx/2015, the property had potential damage and check in the amount $10721.54 had been paid by RVOS Farm mutual tracking insurance company. As per latest inspection report dated xx/xx/2017, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found. The subject property As-Is sales price is $XXXXhis loan modification agreement was made between (borrower) xx. As per comment dated xx/xx/2017, the reason for default is a curtailment of income.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The borrower had filed bankruptcy under chapter 13 with the case no #xx. However, the foreclosure is on hold.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case no #xx. The plan was confirmed on xx. According to the order confirming chapter 13 plan, the debtor shall pay to the trustee $1420.00 monthly for the period of 60 months for the total amount of xx. The POC was filed on xx with the claim amount of xx and the amount of arrearage is xx. The date of the last filing was xx.	This loan modification agreement was made between (borrower) xx
The borrower promises to pay the modified new UPB in the amount of $106843.69 with an annual fixed modified interest rate of 6.250% and new P&I in the amount of $606.59 beginning from xx/xx/2014 till the maturity date of xx/xx/2054. There is no provision for the balloon payment. It does not have modification steps.
Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing in the loan file.
TX Loan Agreement Notice.
Commitment Requirement/Anti-Tying.
TILA Disclosures in Spanish.
Home Equity Consumer Disclosure.
Home Equity Loan Interest and Fees Preclosing Disclosure .
Home Equity Loan Copies of Documents.
Home Equity Loan Rescission Notice.
Fair Market Value of Homestead Property Acknowledgment.
Home Equity Loan Notice of Address for Borrower Notification of Violation.
Choice of Insurance Notice.
Collateral Protection Insurance Disclosure.
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement.
Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD1, the settlement date is xx/xx/2004, which is different from the Note date xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91341726	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/27/2017	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	01/12/2018	XXXX	XXXX	4.000%	XXXX	02/XX/2018	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the assignment of mortgage is with xx
There is a civil judgment against the borrower in the xx.
There is a civil judgment against the borrower in the amount of xx.
There is a State Tax lien against the borrower in the amount of xx.

The current tax status is unable to determine as tax certificate is unavailable.

No prior years delinquent taxes have been found.
According to the payment history dated xx/xx/2018, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $2,264.59 which was applied for xx/xx/2017. The UPB reflected in the latest payment history is in the amount of $532,320.00.The borrower has been making payments as per the prior modification agreement located xx made on xx/xx/2015.
Collections Comments:The loan is currently in foreclosure; However, the matter has been adjourned to xx/xx/2018 due to loss mitigation. According to servicing comment dated xx/xx/2017, the borrower was offered a trail period plan for the loan modification under HAMP. The trial period payments had begun from xx/xx/2017. Comments dated xx/xx/2018, states that the trial period payments have been successfully completed by the borrower and the modification documents were sent out to borrower on xx/xx/2018. This modification agreement is available in the loan file, which is executed by borrower on xx/xx/2018.
The reason for default is decreased income.
The foreclosure was recently initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with case number xx. Later, the matter has been adjourned to xx/xx/2018 due to loss mitigation.
According to  payment history,  the last payment was received on xx/xx/2017.The UPB reflected in the payment history is in the amount of $XXXX. The payment history available as of xx/xx/2018 shows that the last payments were received in accordance with prior modification which is located atxx.
As per the BPO Report dated xx/xx/2017, the subject property is owner-occupied and is in average condition with no deferred maintenance noted at the time of inspection.
No information pertaining to bankruptcy has been found.

Foreclosure Comments:The foreclosure was initiated several times in the past; However, it was was recently initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with case number xx. Later, the matter has been adjourned to xx/xx/2018 due to loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. As per the modified terms, the new principal balance is $XXXX of which the lender has deferred the amount $XXXX. The borrower promised to pay modified P&I in the amount of $2,049.57 monthly with modified interest rate of 4.00% beginning from xx/xx/2018 to new maturity date of xx/xx/2058. However, the payment history available as of xx/xx/2018 shows that the last payments were received in accordance with prior modification which is located at xx.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx/xx/2018 Tape Value: xx/xx/2015 |---| 903 (Days) |----| Comment: As per Modification agreement modification date is xx/xx/2015;however,tape data reflects xx/xx/2015. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $XXXX   Tape Value: $3480.65   Variance: $-1431.08   Variance %: -41.11530%   Comment: As per Modification agreement modification P&I is $2,264.59;however,tape data reflects $3,840.65.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.000%   Tape Value: 6.375%   Variance: -2.375%   Variance %: -2.37500%   Comment: As per Modification agreement modification, rate is 4.000%, however, tape data reflects 6.375%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -11 (Days)   Variance %:    Comment: As per note loan origination rate is xx ;however,tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 789990022223456000000000   Variance:    Variance %:    Comment: As per payment history, the string is 4444444444444, however tape data reflect 789990002222460.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 000000000454322220099987   Variance:    Variance %:    Comment: As per payment history, the reversed string is 4444444444444, however tape data reflect 000000454322229987   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: As per final HUD-1 purpose of the transaction is Purchase, However, the tape data reflect Refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: As per Final 1003 purpose of application is Purchase, however, tape data reflects Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosure are missing in the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.Tax Escrow Account Designation
4.Part 80 Disclosure
5.Alternative Mortgage Transaction Disclosures
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Smoke Alarm Affidavit
9.New York Real Property Escrow Account Disclosure
10.Subprime Home Loan Counseling Disclosure
11.Subprime Home Loan Tax and Insurance Payment Disclosure
12Subprime Home Loan Disclosure
13Commitment Disclosure
14Expiration of Lock-in or Commitment Period
15Mortgage Bankers and Exempt Organizations Pre application.
16Lock-in disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82913460	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,207.06	XX/XX/2018	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	XX/XX/2015	XXXX	Not Applicable	6.625%	XXXX	04/XX/2015	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx
The chain of the assignment is Complete. The latest assignment is with xx
There is a Junior mortgage recorded on 0x.
Active judgment or liens have been found as follows:
There is State tax lien recorded on xx.
There is also a IRS lien recorded on xx
There is also a IRS lien recorded on xx
Taxes:
The combined annual taxes of 2017 have been paid on xx/xx/2017 in the amount of $1,207.06.
No prior years delinquent taxes have been found.	According to the payment history, the borrower is delinquent for 6 months and the next due is for xx/xx/2017. The last payment received on xx/xx/2018 in the amount of $905.40, which was applied for xx/xx/2017. The current UPB is $XXXX as reflected in the latest payment history.
The borrower has been making payments as per the modification agreement dated xx/xx/2015.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due is for xx/xx/2017. The last payment received on xx/xx/2018 in the amount of $905.40, which was applied for xx/xx/2017. The current UPB is $XXXX as reflected in the latest payment history. The borrower has been making payments as per the modification agreement dated xx/xx/2015.
The reason for default is unemployment/decreased income.
The loan had been modified on xx/xx/2015. The new principal amount is $XXXX to be paid at the interest rate of 6.625% and the P&I of $577.11 with payment starting from xx/xx/2015 till xx/xx/2055.
Foreclosure was already initiated and the complaint was filed on xx/xx/2016; however, the FC was put on hold as the borrower had filed bankruptcy under chapter 13 with case #xx.
The borrower had filed bankruptcy under chapter 13 with case # xx. The plan was confirmed on xx. As per order confirmation of chapter 13 plan, the borrower shall pay the secured claim directly to the trustee in the amount of $915.00 per month for the period of 60 months and the arrears are $234.00 per month. The date of the last filing of bankruptcy was xx.
The comments dated xx/xx/2018 reflect that the subject property is owner-occupied.
According to the inspection reports dated xx/xx/2017 located at (xx), the subject property is owner-occupied and is in average condition with no damages and repairs. The “ As Is Price” is $XXXX,00.

Foreclosure Comments:Foreclosure was already initiated and the complaint was filed on xx/xx/2016; however, the FC was put on hold as the borrower had filed bankruptcy under chapter 13 with case # xx.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with case #xx. The plan was confirmed on xx/xx/2016. As per order confirmation of chapter 13 plan, the borrower shall pay the secured claim directly to the trustee in the amount of $915.00 per month for the period of 60 months and the arrears are $234.00 per month.
The date of the last filing of bankruptcy was xx.	This modification agreement was made on xx/xx/2015 between (Borrower) xx
The new principal amount is $XXXX to be paid at the interest rate of 6.625% and the P&I of $577.11 with payment starting from xx/xx/2015 till xx/xx/2055.	Missing Required State Disclosures	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: The borrowers first name is xx, however tape reflects as xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: The note documents states the Borrowers first name as xx, However tape reflects as xx.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: foreclosure was initiated after loan origination.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: -11 (Days)   Variance %:    Comment: The modification document is dated as xx/xx/2015, however , tape reflects as 0xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: 10-0133700021241800   Tape Value: 10-0133700021241000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $XXXX   Tape Value: $652.48   Variance: $-75.37   Variance %: -11.55131%   Comment: The new modified P&I is $577.11, however , tape reflects as $652.48.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.385%   Tape Value: 90.000%   Variance: -11.615%   Variance %: -11.61500%   Comment: The CLTV is 78.385%, however, tape reflects as 90%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2007   Variance: -6 (Days)   Variance %:    Comment: The original note document is dated 0xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.385%   Tape Value: 79.000%   Variance: -0.615%   Variance %: -0.61500%   Comment: The CLTV is 78.385%, however, tape reflects as 79%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 702345022345678000000000   Variance:    Variance %:    Comment: The payment string is 44444444444, however tape reflects as 7023450223456780000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 000000000676543220523207   Variance:    Variance %:    Comment: The reversed payment string is 444444444444, however , tape reflects as 0000000000676543220523207.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Lower rate or term Variance: Variance %: Comment: Borrower received cash in hand , which is more than 2% of the loan amount. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure are missing in the loan file as follows;
1. Fair Housing Notice,
2. Homeownership Protection Center Disclosures,
																																																																																								3. Notice of Free Choice of Agent or Insurer."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16184092	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,105.87	01/02/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of the assignment of mortgage has been completed. The last assignment was from xx.
There is one junior Mortgage against the property in the favor of MERS as nominee for xx.
There is one junior judgment against the borrower in the favor of xx.
The status county annual taxes for the year 2018 and 2017 are to follow.
No prior years delinquent taxes have been found.
The review of the payment history as of xx/xx/2018 shows that the borrower is currently delinquent for 8 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018, in the amount of $582.75, which was applied for xx/xx/2017. The UPB is reflected in the payment history is in the amount of $53,145.81. The current P&I is $413.87. The borrower has been making the payment as per Note.	Collections Comments:The review of the comment history shows that the loan is in the collection and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2018, in the amount of $582.75, which was applied for xx/xx/2017. The UPB is reflected in the payment history is in the amount of $XXXX. The current P&I is $413.87. The borrower has been making the payment as per Note.
The loan has never been modified since origination.
The foreclosure activity has not been found.
The borrower had filed the bankruptcy under chapter 13 with the case # xx. The POC was filed on xx and the amount of claim is xx and the amount of arrearage is xx. The plan was confirmed on xx3. As per order confirming Chapter 13 plan the debtor shall pay 150.00 per month for a period of 36 months. As per Notice of Mortgage payment change, New total payment is $703.37. The MFR was filed on xx. The case was dismissed on xxdue to the failure of making the payments.
As per comment dated xx/xx/2017, forbearance and trial payment was plan set up. The Forbearance payment received on xx/xx/2017 and first trial payment made on xx/xx/2017 and second trial payment received on xx/xx/2018.
As per the latest BPO report dated xx/xx/2017, the subject property has been occupied by the owner. No damage or repair related information to the subject property has been found. The As-is price and the as-repaired price is quoted as $85000.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case #xx. The POC was filed on xx/xx/2013 and the amount of claim is xx and amount of arrearage is xx. Plan was confirmed on xx/xx/2013. As per order confirming Chapter 13 plan the debtor shall pay 150.00 per month for a period of 36 months. As per Notice of Mortgage payment change, New total payment is xx. The case was dismissed on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2036   Variance:    Variance %:    Comment: As the loan has never been modified since origination, this field will be not applicable; however, the tape data reflects xx/xx/2036.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 57.273%   Tape Value: 58.000%   Variance: -0.727%   Variance %: -0.72700%   Comment: As per Appraisal report, appraised value is $110,000.00, therefore, CLTV ratio is 57.273%. However, tape data reflects it as 58.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: 3 (Days)   Variance %:    Comment: As per Note, original note doc. date is xx/xx/2006. However, tape data reflects it as xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 57.273%   Tape Value: 58.000%   Variance: -0.727%   Variance %: -0.72700%   Comment: As per Appraisal report, appraised value is $110,000.00, therefore, LTV ratio is 57.273%. However, tape data reflects it as 58.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444321444   Tape Value: 666666555555555000000000   Variance:    Variance %:    Comment: As per Payment history, the reversed string is 444444321444. However, tape data reflects it as 6666665555500000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444123444444   Tape Value: 000000000555555555666666   Variance:    Variance %:    Comment: As per Payment history, the reversed string is 444123444444. However, tape data reflects it as 0000000005555555555666666.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per Application, purpose of refinance is Cash Out-Other. However, tape data reflects it as Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1 purpose of transaction is Cash-Out. However, tape data reflects it as Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required disclosure is missing in the loan file listed as follows;
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60372480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$535.79	02/21/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	10.104%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/01/2011	XXXX	Not Applicable	6.604%	XXXX	07/XX/2011	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of the assignment of mortgage has been completed. Currently, the assignment is fxx.
There are no active liens and judgment against the borrower and the subject property.
The combined annual taxes for the year 2017 have been paid in the amount of $535.79 on xx/xx/2017.
No prior years delinquent taxes have been found.
According to the latest payment history as of xx/xx/2018, the borrower is currently delinquent for 1 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $547.30 which was applied for xx/xx/2018. The UPB is reflected in the payment history is in the amount of $38,347.26.
The borrower has been making payment as per the modification agreement dated xx/xx/2011 with the interest rate of 6.604% and P&I of $439.66.	Collections Comments:The review of the servicing comments shows that the loan is in currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $547.30 which was applied for xx/xx/2018. The UPB is reflected in the payment history is in the amount of $XXXX.The borrower has been making payment as per the modification agreement dated xx/xx/2011 with the interest rate of 6.604% and P&I of $439.66. The loan has been modified once since the origination. The reason for default is not available in the collection comment.

The loan was modified on xx/xx/2011. As per the modified terms, new principal balance is $XXXX. Borrower promises to pay $439.66 monthly with a modified interest rate 6.604% beginning from xx/xx/2011 with a maturity date xx/xx/2032. The interest-bearing amount is $XXXX. There is a deferred and principal forgiven amount.
No foreclosure activity was found in the loan file.
The borrower had filed the bankruptcy under chapter 13 with the Case # xx and the plan was confirmed on xx. The value of the subject property is xx. The POC was filed on xx for the amount of claim, xx and amount of arrearage is xx. As per confirmed chapter 13 plan, the debtor shall pay the trustee $125.00 per month for more than 42 months. As per Notice of Mortgage Payment Change dated xx/xx/2017, the new total monthly payment was $547.30 which was due from xx/xx/2017. The Motion for relief from stay was not filed.
As per BPO report (xx) dated xx/xx/2016, the subject property is owner-occupied and is in an average condition. As per comment dated xx/xx/2017, the subject property is owner-occupied. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the Case # xx and the plan was confirmed on xx. The value of the subject property is xx. The POC was filed on xx for the amount of claim xx and amount of arrearage is xx. As per confirmed chapter 13 plan, the debtor shall pay the trustee $125.00 per month for more than 42 months. As per Notice of Mortgage Payment Change dated xx/xx/2017, the new total monthly payment was $547.30 which was due from xx/xx/2017. The Motion for relief from stay was not filed yet.	This modification agreement was made between Borrower xx.
The reason for modification is a financial hardship.
As per the modified terms, new principal balance is $XXXX. Borrower promises to pay $439.66 monthly with a modified interest rate 6.604% beginning from xx/xx/2011 with a maturity date xx/xx/2032. The interest-bearing amount is $XXXX. There is a deferred and principal forgiven amount.
Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: L |---| |----| Comment: Value is updated as per note. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: XXXX   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review of the loan, loan was modified. However, tape data reflects it as No.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: loan documentation type is full documentation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 251   Variance: 109   Variance %: 43.42629%   Comment: As per Note terms, original maturity term months are 360. However, tape data reflects it as 251.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $XXXX   Variance: $XXXX   Variance %: 29.92312%   Comment: As per Note, stated original P&I is $XXXXowever, tape data reflects it as $XXXX Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.10400%   Tape Value: 6.60400%   Variance: 3.50000%   Variance %: 3.50000%   Comment: As per Note, stated original rate is 10.10400%. However, tape data reflects it as 6.60400%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111222222   Tape Value: 1111122212222223XXXXXXXX   Variance:    Variance %:    Comment: As per Payment history, the string is 111111222222. However, tape data reflects it as 111111222211222223XXXXXX.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 222222111111   Tape Value: XXXXXXXX3222222122211111   Variance:    Variance %:    Comment: As per Payment history, the reversed sstring is 222222111111. However, tape data reflects it as XXXXXXX322222221222111111.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per Final Application, purpose of refinance is Debt Consolidation. However, tape data reflects it as Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per HUD-1, purpose of transaction is Cash-Out. However, tape data reflects it as Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL 5.000% 4.000% +1.000%"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "NC SB 1149 High Cost Home Loan Points and Fees Test: FAIL Charged $4,257.44 Allowed $3,171.10 Over By +$1,086.34. SOL to make claim is 2 years and that the note date is xx/xx/2002.

This loan failed the high-cost home loan points and fees test due to one of the following findings:
The loan was made before September 1, 2010 or on or after October 1, 2013, total loan amount is $20,000 or more and the total points and fees exceed 5% of the total loan amount;

Fees Included -
Loan Discount Fee $781.18
Settlement / Closing / Escrow Fee $250.00
Max Prepayment Penalty Amount $3,226.26"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The state required Disclosures are missing in the loan file listed as follows:
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26474899	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,204.29	03/16/2018	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2010	XXXX	Not Applicable	5.250%	XXXX	05/XX/2010	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx
The chain of assignment has not been completed. The latest assignment as per updated title report is with xx.
There is a civil judgment active in the favor of xx.
There is a civil judgment active in the favor of xx.
The county annual taxes of 2017-2018 are due on xx/xx/2018 in the amount of $5.40.
The county 1st and 2nd installments taxes of 2018 have been paid in the cumulative amount of $1,204.29.
The county 1st and 2nd installments taxes of 2017 have been paid in the cumulative amount of $1,114.
The county 1st and 2nd installments taxes of 2016 have been paid in the cumulative amount of $1,010.24.	According to the payment history, the borrower is currently delinquent for 14 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $766.72, which was applied for xx/xx/2016. The current UPB is $XXXX as reflected in the latest payment history. The borrower has been making the payments as per the modification agreement dated xx/xx/2010.	Collections Comments:According to the servicing comments, the loan is in bankruptcy and the next due is for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $766.72, which was applied for xx/xx/2016. The current UPB is $XXXX as reflected in the latest payment history. The borrower has been making the payments as per the modification agreement dated xx/xx/2010.
The reason for default is unemployment/decreased income
The loan had been modified on xx/xx/2010. The unpaid principal balance is $XXXX with the interest rate of 5.25. The borrower promises to pay the monthly  P&I of $554.89 beginning from xx/xx/2010. The maturity date will be on xx/xx/2036.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The legal action was filed on xx/xx/2016 with the case #xx; however, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx.
According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The plan was confirmed on xx/xx/2017. Under chapter 13 plan, the debtor shall pay to the trustee the sum of $460.00 for the period of 60 months. The date of the last filing of bankruptcy was xx.
The comments dated xx/xx/2018 reflect that the subject property is owner-occupied.
No BPO and inspection reports have been provided.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The legal action was filed on xx/xx/2016 with the case # xx; however, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case#xx. The plan was confirmed on xx Under chapter 13 plan, the debtor shall pay to the trustee the sum of $460.00 for the period of 60 months. The date of the last filing of bankruptcy was xx.	This modification agreement was signed between the borrower xx.
The unpaid principal balance is $XXXX with the interest rate of 5.25. The borrower promises to pay the monthly  P&I of $554.89 beginning from xx/xx/2010. The maturity date will be on xx/xx/2036.
Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State. The following state disclosures are missing in the loan file as follow;
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1847639	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,381.77	12/29/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	XXXX	XXX	6.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to review of the updated title report dated xx/xx/2018, the subject mortgage was originated onxx
There is a break in chain of assignment from Residential xx.
There is an open certificate of sale for unpaid water and sewer charges of year 2012 xx.
Annual taxes are in the amount of $11381.77. 2018 combined taxes are due for 4th installment in the amount of $2827.50.	Review of payment history shows borrower is delinquent for his payment for more than 90 months. Borrower made his last payment on xx/xx/2017 for due date xx/xx/2010 in the amount of $1,109.27. The next payment due is for xx/xx/2010. The current UPB is not reflected in payment history, hence taken as per tape date in the amount of $367,205.68.
As per BK chapter 13 trustee annual report filed on xx mortgage arrearage has been paid in the amount of xx. Unpaid balance of arrearage is xx	Collections Comments:Review of collection comments show borrower is delinquent for his payment for more than 90 months and loan is currently in active bankruptcy.
There is no any information found regarding FC activity in recent 24 months comments.
Borrower filed bankruptcy under chapter 13 with case# xx. The plan was confirmed on xx/xx/2017. There was a prior bankruptcy filed by borrower on xx; however, same has been closed on xx.
The borrower is paying as per ARM terms; however, latest comments indicating borrower is interested in loan modification.
Borrower made his last payment on xx for due date xx/xx/2010 in the amount of $1,109.27. The next payment due is for xx/xx/2010. The current UPB is not reflected in payment history, hence taken as per tape date in the amount of $XXXX.
The property is owner occupied and there is no damage noted on the subject property. Borrower’s intention is to retain the property.
As per BK, debtor filed application to extend or terminate the loss mitigation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter 13 with case# xx. The plan was confirmed onxx
There was a prior bankruptcy filed by borrower on xx; however, same has been closed on xx/xx/2013.
Not Applicable	Affiliated Business Disclosure
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: No Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2036   Variance:    Variance %:    Comment: MOD maturity date shows as xx/xx/2036; however, the loan was not modified since origination.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx/xx/2006   Variance:    Variance %:    Comment: There is no mod on the loan. However, tape shows MOD first payment date as xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $1109.27   Variance:    Variance %:    Comment: Loan is interest only and tape showing original state P&I as $1,109.27, which is interest only payment. P&I payment is not available.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.87500%   Tape Value: 6.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original state rate is 6.875%; however, tape shows as 6.880%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string as per pay history is 444444444444; however, tape shows as 333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed as per pay history is 444444444444; however, tape shows as 333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $XXXX tape value: $XXXX Variance: $50597.29 Variance %: 13.77900% Comment: Total debt as per pay history is $XXXX; however, tape shows as $367205.68. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in NJ state. Below required state disclosures are missing from the loan file:
1) Unacceptability of Insurance Notice,
2) Attorney Disclosure II,
3) Commitment Disclosures,
4) Choice of Insurer Disclosure,
5) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to determine the operative index value as supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37940026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,537.08	12/22/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	XXXX	XXX	4.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	05/15/2009	XXXX	Not Applicable	4.000%	XXXX	02/XX/2012	Financial Hardship	Review of updated title report dated xx/xx/2018 states that the subject mortgage was originated on xx
The chain of the assignment has been completed currently. The mortgage is with x x.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
1.There is junior mortgage in the amount ofxx
2. There is water sewer lien against the borrower in the amount of xx
3. IRS lien in the amount of xx
4. One state tax lien in the amount of xx
1st installment combined taxes have been paid in the amount of $XX for the year 2017.
2nd installment combined taxes have been paid in the amount of $XX for the year 2017.
No delinquent taxes have been located for the prior year.

Review of the payment history provided from xx/xx/2013 to xx/xx/2018 reveals that borrower has been the delinquent for more than 120 days. The last payment was received in the amount of $2,455.08 on xx/xx/2017 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of $503,317.38 and current interest rate as per payment history is 4.000%.
The borrower is currently 2 month behind his scheduled payments.
Collections Comments:Review as per servicing comments dated from xx/xx/2016 to xx/xx/2018 state that the borrower has been delinquent for 2 months currently and the payment is due from xx/xx/2017 as the borrower is not paying the P&I regularly. The last payment was received on xx/xx/2017 in the amount of $2,455.08. The payment history states that the current UPB is $XXXX. Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment xx/xx/2017 shows that the subject property is occupied by the unknown party and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
Collection comment dated on xx/xx/2017 states that statute of limitation was completed on xx/xx/2017.
Borrower had filed bankruptcy under Chapter-13 Case#xx and the plan was confirmed on xx. The joint debtor was discharged on xx/xx/2018.
Voluntary petition was filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
The POC was filed on xx with secured claim amount of xx and the arrearage of xx
Stipulation was filed for entry of order adjuring hearing regarding confirmation of plan.
Latest status of FC was on hold due to active bankruptcy.
There is water sewer lien against the borrower in the amount of $xx
IRS lien in the amount of xx
One state tax lien in the amount of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter-13 Case#xx and the plan was confirmed on xx. The joint debtor was discharged on xx.
Voluntary petition was filed on xx shows that the amount of secured claim is xx and unsecured portion is xx
The POC was filed on xx with secured claim amount of xx and the arrearage of $xx.
Stipulation was filed for entry of order adjuring hearing regarding confirmation of plan.
Latest status of FC was on hold due to active bankruptcy.
Loan modification agreement was made between the borrower and lender on xx/xx/2009. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $1866.99 beginning from xx/xx/2012. The new principal balance is $XXXX. The maturity date is xx/xx/2042.
Reason for Modification is Financial Hardship.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value:xx   Tape Value: xx  Variance: -1111 (Days)   Variance %:    Comment: BK filing date is xx and the tape shows xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2017   Variance: 61 (Days)   Variance %:    Comment: As per comments post petition due date is xx/xx/2017 therefore tape data show xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Sale Publication   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: Current occupancy is occupied by unknown party and tape shows owner   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Currently FC is no and tape shows yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2009   Tape Value: xx/xx/2009   Variance: -47 (Days)   Variance %:    Comment: Date of xx/xx/2009 and the tape shows xx/xx/2009.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does MI required is NA and as per is no.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2012   Variance: -730 (Days)   Variance %:    Comment: As per ARM first rate change date is xx/xx/2010 therefore tape data show xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: interest only period is yes and as per tape is no   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2009   Variance: 975 (Days)   Variance %:    Comment: As per mod first payment date is xx/xx/2012 therefore tape data show xx/xx/2009.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $2623.54   Variance: $797.94   Variance %: 30.41463%   Comment: As per note original stated P&I is $2,291.25 therefore tape data show $2,623.54.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.87500%   Tape Value: 4.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: As per note original stated rate is 4.87500% therefore tape data show 4.88000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 214444444421   Tape Value: 333213333333333333333333   Variance:    Variance %:    Comment: As per payment history payment string is 312344444444 therefore tape data show 333233333333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 124444444412   Tape Value: 333333333333333333332333   Variance:    Variance %:    Comment: As per payment history payment string is 444444443213 therefore tape data show 333333333333333333332333.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: Not Applicable   Tape Value: xx/xx/2014   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: $XXXX   tape value: $XXXX   Variance: $33851.43   Variance %: 6.90562%   Comment: As per payment history total debt is $489,611.10 therefore tape data show $490,201.05.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: $XXXX tape value: $XXXX Variance: $13116.33 Variance %: 2.67570% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in MI state
Following disclosure is missing from the loan file.
Choice of Insurance Agent"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "final TIL is not signed by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22283418	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,859.93	08/15/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	XXX	6.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	10/01/2016	XXXX	Not Applicable	4.000%	XXXX	10/XX/2016	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
The 2016-2017-2018 year combined taxes are paid in the amount of $5,740.5. No active judgments or liens found.
No prior year delinquent taxes are found.	As per review of updated payment history as of xx/xx/2018, the subject loan is currently delinquent for 6 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $1,200.05 and was applied to the xx/xx/2017 payment. The UPB is $XXXX.	Collections Comments:As per review of updated payment history as of xx/xx/2018, the subject loan is currently delinquent for 6 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $1,200.05 and was applied to the xx/xx/2017 payment. The UPB is $XXXX.
The loan was modified on xx/xx/2016 with a UPB of $XXXX to a fixed rate of 4% with a P&I Payment of $874.48 beginning xx/xx/2016 until maturity date of xx/xx/2046.
Borrower, xx filed bankruptcy under the chapter 7 with case xx and was discharged on xx/xx/2018 and terminated on xx/xx/2018.
Amended schedule D of voluntary petition dated xx/xx/2017 shows that the amount of the secured claim without deducting the value of collateral is $XXXX and the value of collateral that supports this claim is $XXXX leaving an unsecured portion for $00.00.
The Statement of Intention for Individuals Filing Under Chapter 7 filed on xx/xx/2017 reflects the borrowers intend on retaining the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower, Matthew W. Bowers and Nicole A. Bowers. filed bankruptcy under the chapter 7 with case xx and was discharged on xx/xx/2018 and terminated on xx/xx/2018.
Amended schedule D of voluntary petition dated xx/xx/2017 shows that the amount of the secured claim without deducting the value of collateral is $XXXX and the value of collateral that supports this claim is $XXXX leaving an unsecured portion for $00.00.
The Statement of Intention for Individuals Filing Under Chapter 7 filed on xx/xx/2017 reflects the borrowers intend on retaining the property.	The loan modification agreement was made between “xx” (lender) on xx/xx/2016. The first modified payment was due for the date of xx/xx/2016 and the new maturity date will be xx/xx/2046. The new modified unpaid principal balance is $XXXXand the Interest bearing amount is $XXXX. The modification rate would be 4.000% and modified P&I is $874.48.	Missing Required State Disclosures Mortgage Insurance	Field: Bankruptcy Filing Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 |---| -8 (Days) |----| Comment: Bankruptcy filing date xx/xx/2017, however tape data is showing xx/xx/2017. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx/xx/2017   Variance:    Variance %:    Comment: The Chapter 7 Bankruptcy was Dismissed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2016   Tape Value: xx/xx/2016   Variance: 10 (Days)   Variance %:    Comment: Doc date of last modification xx/xx/2016, however tape data is showing xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L required MI No , however tape data is showing Not applicable.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $526.28   Tape Value: $-526.28   Variance: $1052.56   Variance %: -200.00000%   Comment: Escrow Advances should be entered as a positive number.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $874.48   Variance: $392.86   Variance %: 44.92498%   Comment: Original Stated P&I $1,26734, however tape data is showing $874.48.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 4.00000%   Variance: 2.62500%   Variance %: 2.62500%   Comment: Original stated rate 6.625%, however tape data is showing 4.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444432100012   Tape Value: 33321003003210100333   Variance:    Variance %:    Comment: Payment history string 444432100012, however tape data is showing 33321003003210100333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 210001234444   Tape Value: 33300101230030032333   Variance:    Variance %:    Comment: Payment history string reversed 210001234444, however tape data is showing 33300101230030032333.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $XXXX tape value: $XXXX Variance: $526.28 Variance %: 0.29202% Comment: Total Debt / Legal Balance per payment history $179,690.61, however tape data is showing $180,216.89. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "Loan is FHA and MI cert is required however it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Maryland.  The following state disclosures are missing from the loan file:
1. Affidavit of Consideration.
2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
3. No Escrow Account.
																																																																																								4. Mandatory Binding Arbitration Disclosures."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55042095	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$175.36	$4,153.60	01/01/2015	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	9.480%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/21/2014	XXXX	XXXX	7.000%	XXXX	03/XX/2014	Financial Hardship	Review of updated title report dated on xx/xx/2018 shows that the subject mortgage was originated on xx
The chain of assignment is complete. Currently, the subject mortgage is with xx
There is Hospital lien of Union Memorable Hospital active against the borrower recorded on xx/xx/2014 in the amount of $1,156.22.
County annual installment taxes of 2017-2018 have been paid in the amount of $4,153.60 recorded on xx/xx/2017.
County annual installment taxes of 2016-2017 have been paid in the amount of $5,373.45 recorded on xx/xx/2016.
County annual installment taxes of 2015-2016 have been paid in the amount of $4,816.87 recorded on xx/xx/2016.
Utilities annual installment taxes of 2017-2018 are delinquent amount of $175.36 which was recorded on xx/xx/2018.
The review of payment history as of xx/xx/2018 states that the borrower has been the delinquent for more than 37 months and next payment due date is on xx/xx/2015 The last payment was received on xx/xx/2015 in the amount of $898.58 which was applied for the due date xx/xx/2015 The current unpaid principal balance is in the amount of $99,398.20 which was reflected in payment history.
Borrower has making payment as per modification.
Collections Comments:The loan is in Bankruptcy , borrower is not making regular payment and the loan is delinquent for the 37 months.
The borrower had filed bankruptcy under chapter 13 with case#xx . As per chapter  plan dated xx/xx/2017, the debtor shall pay to the trustee the amount of $830.00 every month for 60 months. The lender also filed POC dated xx/xx/2016 and POC amount is $XXXX. And the arrearage is in the amount of $23529.56.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to attorney. Foreclosure put on hold due to borrower filed the bankruptcy. No other details are found.
As per the review of updated payment history xx/xx/2018, the borrower is delinquent for 37 months and the next due date is xx/xx/2015. The last payment was received on xx/xx/2015 in the amount of $579.82. As per the payment history, the current unpaid principal balance is being reflected in the amount of $XXXX.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to attorney. Foreclosure put on hold due to borrower filed the bankruptcy. No other details are found.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with casexx . As per chapter plan dated xx/xx/2017, the debtor shall pay to the trustee the amount of $830.00 every month for 60 months. The lender also filed POC dated xx/xx/2016 and POC amount is $XXXX. And the arrearage is in the amount of $23529.56.	The loan modification agreement was made between xx.
The borrower had given promise to pay the UPB of $XXXX with interest rate of 7.00% with P&I of $579.82 with fixed amortized type and it was beginning from first payment date on xx/xx/2014 and ends with the maturity date of xx/xx/2031.
The borrower had also given the promise to pay the deferred balance in the amount of $XXXX on the maturity date on xx/xx/2031. The UPB that has been amortized is $XXXX as an interest bearing amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD state and required state disclosure missing from loan file are:

1)Affidavit of Consideration
2)Affidavit of Disbursement
3)First Time Buyers Affidavit
4)Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5)Balloon Payment
6)No Escrow Account
7)Mandatory Binding Arbitration Disclosures
8)Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure us missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18535379	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,374.29	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	8.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2012	XXXX	XXXX	6.500%	XXXX	09/XX/2012	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated onxx. There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from xx. Active liens/judgments: 1. There is an active prior mortgage available in the updated title report in the amount of xxe. 2. There is small claim Municipal/City/Code lien judgment is available in the loan file in the amount of xx. 2017 year annual combined taxes of $3,374.29 were paid off.	The review of updated payment history as of xx/xx/2018, the subject loan is currently delinquent for +4 years and the next due date of payment is xx/xx/2013. The last payment (P&I) was received in the amount of $771.51 for the due date of xx/xx/2013; however, there is no information available in the updated payment history on what date the last payment was made. The UPB as of the date is mentioned in the updated payment history is in the amount of $106,895.51. Borrower is currently making payments according to the loan modification agreement which was made on xx/xx/2012.
Collections Comments:The subject loan is currently in active bankruptcy. The review of updated payment history as of xx/xx/2018, the subject loan is currently delinquent for +4 years and the next due date of payment is xx/xx/2013. The last payment (P&I) was received in the amount of $771.51 for the due date of xx/xx/2013; however, there is no information available in the updated payment history on what date the last payment was made. The UPB as of the date is mentioned in the updated payment history is in the amount of $XXXX. Borrower is currently making payments according to the loan modification agreement which was made on xx/xx/2012. The subject loan was modified 2nd time on xx/xx/2012 with the new principal balance of $XXXX out of which $XXXX has been deferred and interest bearing amount is in the amount of $XXXX. Borrower promises to pay the new P&I of $771.51 with the new rate of 6.500% beginning from xx/xx/2012 to the new maturity date of xx/xx/2034. The loan was modified earlier also on xx/xx/2010 (Locator: xx). $XXXX had been deferred from the previous mod principal balance and hence , the total deferred balance as of the date is in the amount of $XXXX ($XXXX + $XXXX). The foreclosure actions were initiated by referring it to attorney on xx/xx/2017 and foreclosure proceeding were placed on hold due to bankruptcy which was filed on xx/xx/2017. Debtor, xx has filed bankruptcy under chapter-13 on xx and the plan was confirmed on xx/xx/2017. Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $7,086.00 out of total claim in the amount of $XXXX (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is $XXXX. According to the chapter-13plan, debtor intends to retain the subject property and he shall pay the post petition mortgage payments to directly to the subject mortgage creditor and pre-petition arrearage of $XXXX will be paid through the plan. The POC was filed on xx/xx/2017 with the secured claim of $XXXX with an arrearage of $XXXX. The motion for relief from automatic stay was filed on xx/xx/2017 and it was granted on xx/xx/2018 and it states that the motion was denied. The trustee has abandoned the estate's interest in the subject property as the assessed value of the subject property is $XXXX according to information provided on behalf of the Treasurer, and the debtor's payoff for the subject mortgage loan good through xx/xx/2017 is estimated to be $XXXX and the motion was filed on xx/xx/2017 for abandon th property and order was granted on xx/xx/2018 and it states that the motion is denied due to that abandonment of the trustee’s interest in the property pursuant to 11 U.S.C. § 554 shall be effective when the automatic stay no longer applies to the movant and its interest in the property.
Foreclosure Comments:The foreclosure actions were initiated by referring it to attorney on xx/xx/2017 and foreclosure was placed on hold due to bankruptcy which was filed on xx/xx/2017.
Bankruptcy Comments:Claim No: 12 Debtor, Rosie Hughes has filed bankruptcy under chapter-13 onxx and the plan was confirmed on xx/xx/2017. Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $7,086.00 out of total claim in the amount of $XXXX (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is $XXXX. According to the chapter-13plan, debtor intends to retain the subject property and he shall pay the post petition mortgage payments to directly to the subject mortgage creditor and pre-petition arrearage of $XXXX will be paid through the plan. The POC was filed on xx/xx/2017 with the secured claim of $XXXX with an arrearage of $XXXX. The motion for relief from automatic stay was filed on xx/xx/2017 and it was granted on xx/xx/2018 and it states that the motion was denied. The trustee has abandoned the estate's interest in the subject property as the assessed value of the subject property is $XXXX according to information provided on behalf of the Treasurer, and the debtor's payoff for the subject mortgage loan good through xx/xx/2017 is estimated to be $XXXX and the motion was filed on xx/xx/2017 for abandon th property and order was granted on xx/xx/2018 and it states that the motion is denied due to that abandonment of the trustee’s interest in the property pursuant to 11 U.S.C. § 554 shall be effective when the automatic stay no longer applies to the movant and its interest in the property.	The subject loan was modified 2nd time on xx/xx/2012 with the new principal balance of $XXXX out of which $XXXX has been deferred and interest bearing amount is in the amount of $XXXX. Borrower promises to pay the new P&I of $771.51 with the new rate of 6.500% beginning from xx/xx/2012 to the new maturity date of xx/xx/2034. The loan was modified earlier also on xx/xx/2010 (Locator: xx). $XXXX had been deferred from the previous mod principal balance and hence , the total deferred balance as of the date is in the amount of $XXXX ($XXXX + $XXXX).	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy Filing Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 |---| -202 (Days) |----| Comment: BK filing date is xx/xx/2017; however, tape reflects as xx/xx/2017. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $XXXX   tape value: $XXXX   Variance: $-103782.89   Variance %: -77.69989%   Comment: Deferred amount for current mod is $29,786.00; however, tape reflects the total deferred amount so far is $133,568.89.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2012   Tape Value: xx/xx/2012   Variance: -31 (Days)   Variance %:    Comment: The loan was last modified on xx/xx/2012; however, tape reflects as xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $771.51   Variance: $526.31   Variance %: 68.21816%   Comment: Original P&I stated in Note is $1,297.82; however, tape reflects as $771.50.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.87500%   Tape Value: 8.88000%   Variance: -0.00500%   Variance %: -0.00500%   Comment: Original rate is 8.875%; however, tape reflects as 8.8800%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 33333333333333333   Variance:    Variance %:    Comment: PH string is 444444444444; however, tape reflects as 333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 33333333333333333   Variance:    Variance %:    Comment: Reversed PH string is 444444444444; however, tape reflects as 333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $XXXX tape value: $XXXX Variance: $31487.10 Variance %: 13.09428% Comment: The current UPB stated in updated payment history is in the amount of $271,951.50; however, tape reflects as $240,464.40. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (WI) disclosures are missing from the loan file:  1. Choice of Insurance Disclosure 2. Pre-Application Fee Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12188767	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,401.49	03/06/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	XXX	4.990%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2012	XXXX	XXXX	2.000%	XXXX	01/XX/2012	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage was originated onxx. The chain of the assignment has been completed. Currently, the assignment of mortgage is from xx. There are two water/Sewer/ Utility liens against the subject property in the total amount of xx. There is an HOA lien against the subject property in the favor of xx in the amount of $1,265.40. The 2017 town taxes for 1st, 2nd installments have been paid in the cumulative amount of $7401.75. No prior year delinquent taxes have been found.	As per the review of payment history, the borrower is currently delinquent for more than 120 days and the next due payment is for xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $2191.34 which was applied for xx/xx/2016. The UPB reflected in the latest payment history is in the amount of $543,920.50 and PITI is $2863.25.	Collections Comments:As per the review of the servicing comments, currently, the loan is in an active bankruptcy and the next due payment is for xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $2191.34 which was applied for xx/xx/2016. The UPB reflected in the latest payment history is in the amount of $XXXX and PITI is $2863.25.
The reason for default is not reflected. Unable to determine the intention of the borrower regarding the subject property.
The borrower has been making the payment as per modification. The Step modification agreement was made between (Lender) xx. The Unpaid principal Balance is $690862.49 with interest rate 2.00% which steps up in 4 steps ending at 4.250%. The borrower promises to pay the monthly  P&I of $2191.34 beginning from xx/xx/2012. The maturity is dated on xx/xx/2043. The interest-bearing amount is $XXXX and deferred balance in the amount of $XXXX. There is no provision for the balloon payment. According to the term, if the borrower pays three anniversaries without fail, the deferred amount $XXXX will be eligible for forgiveness.
The borrower had filed bankruptcy under Chapter 11 with the Case #xx. The petition was filed. The date of the last filing is xx/xx/2018.
No information pertaining to the foreclosure has been found.
The comment dated xx/xx/2018 shows that the subject property has been occupied by the owner. No damage has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter 11 with the Case #xx. The petition was filed. The date of the last filing is xx/xx/2018.	The Step modification agreement was made between (Lender) xx. The Unpaid principal Balance is $690862.49 with interest rate 2.00% which steps up in 4 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $2191.34 beginning from xx/xx/2012. The maturity is dated on xx/xx/2043. The interest-bearing amount is $XXXX and deferred balance in the amount of $XXXX. There is no provision for the balloon payment. According to the term, if the borrower pays three anniversaries without fail, the deferred amount $XXXX will be eligible for forgiveness.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application along with transmittal is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing  from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
1]VA Application Disclosure.
2]Choice of Settlement Agent Disclosure.
3]Disclosure of Charges For Appraisal or Valuation.
4]Copy of Appraisal or Statement of Appraised Value."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32583056	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$883.95	03/02/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/08/2016	XXXX	Not Applicable	3.625%	XXXX	12/XX/2016	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the mortgage which was dated xx.
There are active judgments and liens as follows:
1. Muni/City lien in the amount of xx.
2. Two State Tax Liens in the amount of $xx
The taxes for the year 2018 are paid and no prior years delinquent were found.
Review of the payment history states that the borrower has been delinquent for more than 5 months. The last payment was received in the amount of $832.04 which was applied to due date xx/xx/2017, and the next due date is xx/xx/2017. Current UPB reflects in the amount of $80,128.79. The borrower is making payment according to the modification.	Collections Comments:The loan is delinquent 5 months currently.
Borrower filed bankruptcy chapter 13 case#xx, and the case was dismissed on xx/xx/2017
Foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The last payment was received in the amount of $832.04 which was applied to due date xx/xx/2017, and the next due date is xx/xx/2017. Current UPB reflects in the amount of $XXXX. There was trail period from xx/xx/2009 to xx/xx/2010 in the amount of $1,119.29.
The updated title report states that there are two state tax liens and one municipal lien. No prior years delinquent taxes were found.
The secondary reason for default is death in the family.
The occupancy is occupied by owner and no damages were found as per the exterior inspection report dated xx/xx/2018.
Foreclosure Comments:Foreclosure was initiated in the loan and was put on hold due to bankruptcy. The complaint was filed on xx/xx/2013. The Notice of Intention to Foreclosure Mortgage was filed on xx/xx/2011. The comment dated xx/xx/2016 states that the sale was scheduled for xx/xx/2016.
Bankruptcy Comments:Borrower filed bankruptcy chapter 13 case#xx, and the case was dismissed on xx/xx/2017 for other reason. The voluntary petition filed on xx/xx/2017 states that the secured claim is $XX and the unsecured claim is $. The POC filed on xx/xx/2017 states that the POC amount is $XXXX and the amount of arrearage is $1,821.17.
The Motion For Relief From the Automatic Stay was filed on xx/xx/2018. The Amended Chapter 13 Plan filed xx/xx/2017 states that the debtor shall pay $543 monthly for 54 months. The Stipulation in Settlement of Motion For Relief From the Automatic Stay was filed on xx/xx/2018.	Loan Modification agreement was made between xx on xx/xx/2016.
The new principal balance is $XXXX and deferred balance is $0.00, the new interest rate is 3.625%, P&I is $320.19, and the new maturity date is xx/xx/2056.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "As per the available lost note affidavit (Doc locator#xx) original note is missing. However, duplicate note is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80041724	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,131.46	04/17/2018	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	XXXX	Not Applicable	4.375%	XXXX	04/XX/2015	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx
No active liens and judgments have been found in the updated title report.
1st installment of 2018 year annual combined property tax was paid on xx/xx/2018 in the amount of $2,065.73 and 2nd installment of year 2018 annual combined property tax was paid on xx/xx/2018 in the amount of $2,065.73.	Review of the payment history provided from xx/xx/2008 to xx/xx/2018 reveals that borrower has been the delinquent for more than 120 days. The last payment was received in the amount of $2,744.27 on xx/xx/2018 which was applied for the due date of xx/xx/2016. The next due date is xx/xx/2016. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $425,712.29 and current interest rate as per payment history is 4.375%. Borrower is currently making the payment according to the Modification terms.	Collections Comments:The subject loan is currently in active bankruptcy. Review of the collection comments from xx/xx/2005 to xx/xx/2018 states that the borrower has been the delinquent for more than 120 days. The last payment was received in the amount of $2,744.27 on xx/xx/2018 which was applied for the due date of xx/xx/2016. The next due date is xx/xx/2016. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of $XXXX and current interest rate as per payment history is 4.375%. Borrower is currently making the payment according to the Modification terms.
Loan modification agreement was made between the borrower Patricia and lender xx The new modified rate is 4.375 % and borrower promises to pay P&I in the amount of $1,896.12 beginning on xx/xx/2015. The new principal balance is $XXXX. The interest bearing amount is $XXXX and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.
Review of the collection comments from xx/xx/2005 to xx/xx/2018 and available documents from the loan file states that the foreclosure was initiated and referred to attorney on xx/xx/2011 and complaint was filed on xx/xx/2012. Sale was scheduled for xx/xx/2017 and file was placed on hold due to court delay hold start from xx/xx/2017. Sale was scheduled for xx due to hold end on xx/xx/2017. User has approved the re projection type other for the step sale scheduled and sale was scheduled for xx/xx/2017 and again user has projected the step sale scheduled for to xx/xx/2017 due to court delay. Sale which was scheduled for xx/xx/2017 was postponed due to sheriff sale adjourned until xx/xx/2017 to allow time for filing of potential motion for additional sums and sale was scheduled for xx/xx/2017. Sale was again postponed due to court delay; user has approved the reporjection type court delay for the step sale scheduled for xx User has changed the sale date fromxx due to sheriff granted borrowers both statutory adjournments until xx/xx/2017. Sale was scheduled for xx but borrower has filed bankruptcy under chapter 13 on xx/xx/2017 and foreclosure file was placed on hold then sale was scheduled for xx/xx/2018 but the sale was postponed due to borrower is currently in active bankruptcy. However there is no more information to know the current status of foreclosure.
Borrower xx has filed bankruptcy under chapter 13 case# xx. POC was filed on xx/xx/2018 by xx which shows the amount of secured claim is $XXXX and the amount of arrearage is $XXXX.  Schedule D of voluntary petition dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is $XXXX and value of collateral is $XXXX however the unsecured portion is $XXXX. BNC Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor shall pay $271 per month to the Chapter 13 Trustee, starting on December 1, 2017 for approximately 60 months. Adequate protection payments will be made in the amount of $2745.00 to be paid directly by the debtor outside the Plan, pre-confirmation to subject creditor Selene Finance LP.  Objection was filed on xx/xx/2018 by, xx. due to Failure to provide for full satisfaction of all amounts claimed in Mortgage's soon to be filed Proof of Claim. The Plan proposes to pay arrearage in the amount of $0.00. The estimated amount of the arrearage in the Mortgage's soon to be filed Proof of claim is $XXXX. Trustee's Objection to Confirmation of Plan was filed on xx/xx/2018 by xx Standing Chapter 13 Trustee, due to the debtor has failed to supply the documents to the Trustee. Borrower is currently in active bankruptcy. As per latest inspection report dated xx/xx/2018, the subject property is occupied by the unknown party and in average condition however no need to repair.

Foreclosure Comments:Review of the collection comments from xx/xx/2005 to xx/xx/2018 and available documents from the loan file states that the foreclosure was initiated and referred to attorney on xx/xx/2011 and complaint was filed on xx/xx/2012. Sale was scheduled for xx/xx/2017 and file was placed on hold due to court delay hold start from xx/xx/2017. Sale was scheduled for xx due to hold end on xx/xx/2017. User has approved the re projection type other for the step sale scheduled and sale was scheduled for xx and again user has projected the step sale scheduled for to 1xx due to court delay. Sale which was scheduled for xx/xx/2017 was postponed due to sheriff sale adjourned until xx/xx/2017 to allow time for filing of potential motion for additional sums and sale was scheduled for xx/xx/2017. Sale was again postponed due to court delay; user has approved the reporjection type court delay for the step sale scheduled for xx/xx/2017. User has changed the sale date from xx/xx/2017 to xx/xx/2017 due to sheriff granted borrowers both statutory adjournments until xx/xx/2017. Sale was scheduled for xx/xx/2017 but borrower has filed bankruptcy under chapter 13 on xx/xx/2017 and foreclosure file was placed on hold then sale was scheduled for xx/xx/2018 but the sale was postponed due to borrower is currently in active bankruptcy. However there is no more information to know the current status of foreclosure.
Bankruptcy Comments:Borrower xx has filed bankruptcy under chapter 13 case# xx. POC was filed on xx/xx/2018 by xx which shows the amount of secured claim is $XXXX and the amount of arrearage is $XXXX. Schedule D of voluntary petition dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is $XXXX and value of collateral is $XXXX however the unsecured portion is $XXXX. BNC Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor shall pay $271 per month to the Chapter 13 Trustee, starting on December 1, 2017 for approximately 60 months. Adequate protection payments will be made in the amount of $2745.00 to be paid directly by the debtor outside the Plan, pre-confirmation to subject creditor Selene Finance LP. Objection was filed on xx/xx/2018 by , MTGLQ Investors, L.P. due to Failure to provide for full satisfaction of all amounts claimed in Mortgagee's soon to be filed Proof of Claim. The Plan proposes to pay arrearage in the amount of $0.00. The estimated amount of the arrearage in the Mortgage's soon to be filed Proof of claim is $XXXX. Trustee's Objection to Confirmation of Plan was filed on xx/xx/2018 by Albert Russo, Standing Chapter 13 Trustee, due to the debtor has failed to supply the documents to the Trustee. Borrower is currently in active bankruptcy. The court approved an order allowing the parties to enter into loss mitigation on xx/xx/2018.	Loan modification agreement was made between the borrower xx on xx/xx/2015. The new modified rate is 4.375 % and borrower promises to pay P&I in the amount of $1,896.12 beginning on xx/xx/2015. The new principal balance is $XXXX. The interest bearing amount is $XXXX and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available from the file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Private Well Testing
5.Choice of Insurer Disclosure
6.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
7.Tax Bill Information"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88468269	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$739.46	04/11/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	02/12/2016	XXXX	Not Applicable	4.000%	XXXX	03/XX/2016	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx
There are four active junior civil judgments against the borrower mentioned below:
The first judgment was in the favor of xx
The second judgment was in the favor of xx
The third judgment was in the favor ofxx.
The fourth judgment was in the favor of xx.
There are two hospital liens against the borrower mentioned below:
The first lien was in the favor of xx.
The second lien was in the favor of xx
The combined annual taxes for the year 2018 has been paid in the amount of $662.52.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2018, the borrower is delinquent for 7 months and the next due date was xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $464.87 which was applied for the due date of xx/xx/2017. The tape data of payment history reflects UPB in the amount of $109,684.70.
The loan has been modified twice since origination. The first loan modification was made on xx/xx/2014 located at “xx”. The borrower has been making the payments as per the loan modification agreement which was made on xx/xx/2016.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy and the next due date was xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $464.87 which was applied for the due date of xx/xx/2017. The tape data of payment history reflects UPB in the amount of $XXXX.
The loan has been modified twice since origination. The first loan modification was made on xx/xx/2014 located at “xx. The borrower has been making the payments as per the loan modification agreement which was made on xx/xx/2016 between the borrower xx (“Lender”). According to the modified terms, the new principal balance is in the amount of $XXXX. The borrower promises to pay $464.87 monthly with rate of interest 4% beginning from xx/xx/2016 till the maturity xx/xx/2056.
There is no foreclosure activity has been found.
The borrower had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2017. The creditor xx. had filed POC on xx/xx/2017 with a secured claim amount of $XXXX and arrearage of $2,405.04. The Order on Motion For Relief From Stay was filed on xx/xx/2017. According to the order confirming chapter 13 plan which was filed on xx/xx/2017, the debtor’s amended chapter 13 plan was confirmed which was filed on xx/xx/2017. According to the plan, the debtor shall pay $390.00 lump sum for 1-6 months and then $276.00 per month for 43 months.
The borrower wants to retain the property.
The comment dated xx/xx/2017 states that the subject property was vacant secured. However, according to the inspection report dated xx/xx/2018 located at “10168979_Property Inspection”, the subject property was owner-occupied and in fair condition. The general condition of the property needed repairs to bring the property up to code and current condition. However, there are no comments have been found regarding damages and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2017. The creditor xx. had filed POC on xx/xx/2017 with a secured claim amount of $XXXX and arrearage of $2,405.04. The Order on Motion For Relief From Stay was filed on xx/xx/2017. According to the order confirming chapter 13 plan which was filed on xx/xx/2017, the debtor’s amended chapter 13 plan was confirmed which was filed on xx/xx/2017. According to the plan, the debtor shall pay $390.00 lump sum for 1-6 months and then $276.00 per month for 43 months.	The loan has been modified twice since origination. The first loan modification was made on xx/xx/2014 located at “xx”. The borrower has been making the payments as per the loan modification agreement which was made on xx/xx/2016 between the borrower xx(“Lender”). According to the modified terms, the new principal balance is in the amount of $XXXX. The borrower promises to pay $464.87 monthly with rate of interest 4% beginning from xx/xx/2016 till the maturity xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: No MI in application. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2016   Variance: -3044 (Days)   Variance %:    Comment: The loan was originated on xx/xx/2007 and the first payment date is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $XXXX   tape value: $XXXX   Variance: $-21228.00   Variance %: -19.08512%   Comment: The loan was originated on xx/xx/2007 with original balance $XXXX.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $613.96   Tape Value: $464.87   Variance: $149.09   Variance %: 32.07133%   Comment: The loan was originated on xx/xx/2007 with stated P&I $613.96 and modified on xx/xx/2016 with P&I 464.87.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.25000%   Tape Value: 4.00000%   Variance: 3.25000%   Variance %: 3.25000%   Comment: The loan was originated on xx/xx/2007 with stated rate 7.25% and modified on xx/xx/2016 with interest rate 4%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444432144mmm   Tape Value: 3333333333333333   Variance:    Variance %:    Comment: According to the payment history as of xx/xx/2018, the borrower is delinquent for 7 months. Hence, string is444432144mmm.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmm441234444   Tape Value: 3333333333333333   Variance:    Variance %:    Comment: According to the payment history as of xx/xx/2018, the borrower is delinquent for 7 months. Hence, string is mmm441234444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The purpose of refinance is Cashout.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: The borrower receives cash to amount.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: According to an appraisal report, the subject property type is single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $135,923.45. The disclosed finance charge of $135,793.05 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $135,793.05, Comparison Data $135,923.45, Variance -$130.40.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $135,923.45. The disclosed finance charge of $135,793.05 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $135,793.05 Comparison Data $135,923.45, Variance -$130.40."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82330340	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,626.76	05/07/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	XXXX	XXX	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/11/2013	XXXX	XXXX	4.000%	XXXX	12/XX/2013	Financial Hardship	The review of the updated title report dated xx/xx/2018, shows that the subject mortgage was originated xx.
The chain of assignment has been completed with xx.
Active liens and judgments are as follows:
There is senior mortgage active in the favor of xx.	According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 45 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $1,480.11 and PITI is in the amount of $1,980.25. The UPB reflected as per the payment history is in the amount of $352,026.17.	Collections Comments:The loan is currently in bankruptcy. The payment history as of xx/xx/2018, the borrower is currently delinquent for 49 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $1,480.11 and PITI is in the amount of $1,980.25. The UPB reflected as per the payment history is in the amount of $XXXX. The modification, the loan was modified on xx/xx/2013 between the borrower xx. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $1,480.11 beginning from xx/xx/2013. The maturity date as per modification is xx/xx/2053. This loan was modified twice since origination. 1st is on xx/xx/2011 and 2nd is on xx/xx/2013. However borrower is making payment as per 2nd modification. The reason for default is unemployment and decreased income. The subject property is occupied by the owner. The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2017. The comment dated xx/xx/2017 states that the bidding has been approved on xx/xx/2017. The comment dated xx/xx/2018 states that the foreclosure sale was scheduled on xx/xx/2018; however, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found. According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor shall pay to the trustee the sum of $500.00 monthly for months 1 through 24, and the sum of $5,000.00 monthly for months 25 through 60, for a total period of 60 months under chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $XXXX. There is no comment indicating a cram down.
Foreclosure Comments: The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2017. The comment dated xx/xx/2017 states that the bidding has been approved on xx/xx/2017. The comment dated xx/xx/2018 states that the foreclosure sale was scheduled on xx/xx/2018; however, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor shall pay to the trustee the sum of $500.00 monthly for months 1 through 24, and the sum of $5,000.00 monthly for months 25 through 60, for a total period of 60 months under chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	According to the modification, the loan was modified on xx/xx/2013 between the borrower xx. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $1,480.11 beginning from xx/xx/2013. The maturity date as per modification is xx/xx/2053. This loan was modified twice since origination. 1st is on xx/xx/2011 and 2nd is on xx/xx/2013. However borrower is making payment as per 2nd modification.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: As per note ballon indicator is no; however tape reflects yes. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 118 (Days)   Variance %:    Comment: AS per modification doc date is xx/xx/2013; however tape reflects xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 138 (Days)   Variance %:    Comment: As per modification first payment date is xx/xx/2013; however tape reflects xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.708%   Tape Value: 94.000%   Variance: -0.292%   Variance %: -0.29200%   Comment: As per appraisal report OLTV is 93.708%; however tape reflects 94.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 93.708%   Tape Value: 94.000%   Variance: -0.292%   Variance %: -0.29200%   Comment: As per original LTV is 93.708%; however tape reflects 94.00%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $2389.06   Variance: $812.73   Variance %: 34.01881%   Comment: As per note P&I is $3201.79; however tape reflects $2389.06.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: ZZZZZZZZZZZZZZZYXWVUTSRQ   Variance:    Variance %:    Comment: As per payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: QRSTUVWXYZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: As per payment history reversed string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value:xx Tape Value: xx Variance: $162043.67 Variance %: 32.16412% Comment: As per payment history total debt is xx; however tape rflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in MD State. The following state disclosures are missing in the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15074129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,615.71	07/31/2015	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/01/2015	XXXX	Not Applicable	6.250%	XXXX	04/XX/2015	Financial Hardship	According to updated title report dated xx/xx/2018, the subject mortgage was originated xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There are some liens and judgments these are follows:
1) There are seven Federal Tax Lien (IRS lien) against xx in the favor of xx in the total amount of $227,722.65 and which were recorded on xx/xx/2011, xx/xx/2011, xx/xx/2013, xx/xx/2013, xx/xx/2013, xx/xx/2014 and xx/xx/2014.
2) There are nine State Tax Lien against xx in the favor of xxX in the total amount of $21,950.12 and which were recorded on xx/xx/2014, xx/xx/2014, xx/xx/2014, xx/xx/2014, xx/xx/2016, xx/xx/2016, xx/xx/2016, xx/xx/2017 and xx/xx/2017.
3) There is an civil judgment against xx in favor of xx in the amount of $XX which was recorded on xx/xx/2013.
4) There is an civil judgment against xx in favor of xx in the amount of $XX which was recorded on xx/xx/2015.
2017 combined annual taxes have been paid in the amount of $1,615.71.	The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2015 to till date. The delinquency has been done for 33 months. The last payment was received on xx/xx/2015 in the amount of $1,409.48 and it was applied for the due date xx/xx/2015. The current P&I is $614.07 and rate of interest is 6.250%. The current unpaid principal balance is in the amount of $108,007.45. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/2015.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2015 to till date. The delinquency has been done for 33 months. The last payment was received on xx/xx/2015 in the amount of $1,409.48 and it was applied for the due date xx/xx/2015. The current P&I is $614.07 and rate of interest is 6.250%. The current unpaid principal balance is in the amount of $XXXX. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/2015.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure was referred to attorney which was completed on xx/xx/2015. Foreclosure complaint was filed on xx/xx/2016 with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/2016. Foreclosure was put on hold due to bankruptcy filed on xx/xx/2017 and this case was dismissed on xx/xx/2017. Foreclosure sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on date xx/xx/2018. The bankruptcy case was dismissed on xx/xx/2018. No further details have been found as we have comments as of xx/xx/2018.
Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount $XXXX and an arrearage in the amount of $XXXX. Schedule D in voluntary petition dated xx/xx/2018, states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXXowever, unsecured portion remained as $0.00. Plan was filed on xx/xx/2018. The bankruptcy was dismissed on xx/xx/2018.
According to the collection comments dated, no damage amount or repairs cost have been found. Comment dated xx/xx/2018 shows that the subject property was occupied by owner.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure was referred to attorney which was completed on xx/xx/2015. Foreclosure complaint was filed on xx/xx/2016 with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered on xx/xx/2016. Foreclosure was put on hold due to bankruptcy filed on xx/xx/2017 and this case was dismissed on xx/xx/2017. Foreclosure sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on date xx/xx/2018. The bankruptcy case was dismissed on xx/xx/2018. No further details have been found as we have comments as of xx/xx/2018.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount $XXXX and an arrearage in the amount of $XXXX. Schedule D in voluntary petition dated xx/xx/2018, states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXXowever, unsecured portion remained as $0.00. Plan was filed on xx/xx/2018. The bankruptcy was dismissed on xx/xx/2018.	The loan modification agreement was made on xx/xx/2015 with the new modified Unpaid principal balance is xx. The interest bearing amount was xx with interest rate 6.250% and the modified P&I was $614.07. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #2 Middle Name Loan Value: XXXX Tape Value: M |---| |----| Comment: As per Note middle name is XXXX Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: CHAPLIN   Variance:    Variance %:    Comment: As per Note last name is XXXX   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Bankruptcy was dismissed on xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2014   Variance: 90 (Days)   Variance %:    Comment: Last Modification date as per the document reflects as xx/xx/2015 however as per the tap data it reflects xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The HUD-1 reflects the MI insurance value as 0.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: XXXX   Variance:    Variance %:    Comment: The mortgage document does not having MIN no.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2014   Variance: 121 (Days)   Variance %:    Comment: Modification first payment date as per the document refleects as xx/xx/2015 however as per the tap data it reflects xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 48.387%   Tape Value: 58.000%   Variance: -9.613%   Variance %: -9.61300%   Comment: The original standard CLTV ratio as per the document reflects as 48.387% however as per the tap data it reflects as 58%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 48.387%   Tape Value: 58.000%   Variance: -9.613%   Variance %: -9.61300%   Comment: The original standard LTV (OLTV) as per the document reflects as 58% however as per the tap data it reflects as48.387%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: YXWVUTSRQPONMLKJIHGFEDCB   Variance:    Variance %:    Comment: The given payment history is incomplete it is form xx/xx/2016 to xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: BCDEFGHIJMLMNOPQRSTWVWXY   Variance:    Variance %:    Comment: The given payment history is incomplete it is form xx/xx/2016 to xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The purpose of refinance as per the document reflects as Cash out- other however as per the tap data it reflects as Lower rate or tearm.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2015   Variance: 15 (Days)   Variance %:    Comment: The refered date as per the tap data xx/xx/2015 whereas as per the document it is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $XXXX Variance %: 20.41021% Comment: The total debt/legal balance as per payment history tap data in the amount of xx however from documentation it is in the amount of xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Acct Disclosure missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from loan file:
Agent Preference Disclosure
Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required Affiliated Business Disclosure missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44751357	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$1,511.16	05/04/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	Not Applicable	xx	XXXX	XXX	6.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
Chain of assignment has been completed as the subject mortgage is with “xx” as a current assignee.
There are Active Judgment and Lien pending against the borrower.
1) There is a Civil Judgment against the borrower of “xx” in the amount of $0.00 which was recorded on xx/xx/2012.
2)There is a Civil Judgment against the borrower of “xx” in the amount of $26,770.77 which was recorded on xx/xx/2016.
The annual combined taxes have been paid in the amount of $1,511.16
 No prior year delinquent taxes have been  found.
Review of latest payment history as of xx/xx/2018 shows that the borrower is delinquent for more than 55 months and next payment due date is xx/xx/2013.The last payment was received on xx/xx/2018 in the amount of $521.49 which was applied for the due date of xx/xx/2013. The UPB is being reflected in tape data of payment history is in the amount of $87,715.82.
The borrower is making payments as per notice of ARM rate change.
Collections Comments:According to the servicing comments the loan is in collection as the latest comment dated xx/xx/2018 state that user has reprojected the step chapter 11 closing reason is court delay.
The borrower is delinquent for more than 55 months and next payment due date is  xx/xx/2013.The last payment was received on xx/xx/2018 in the amount of $521.49 which was applied for the due date of xx/xx/2013. The UPB is being reflected in tape data of payment history is  in the amount of xx.
The borrower is making payments as per notice of ARM rate change.
No evidence found regarding foeclosure in given servicing commnets and documents available in loan file.
The borrower had filed Bankruptcy under the chapter 11 with Case #xx on xx/xx/2010. The plan filed on xx/xx/2010 was  confirmed on xx/xx/2011. The bankruptcy was  terminated on xx/xx/2018. The chapter 11 plan and order confirming plan does show the subject creditor name or subject property address. The comment dated xx/xx/2015 state that pending cram down. Unable to verify that the property value cram down or not as the latest payment history shows the current UPB of xx.
As per collection comments, subject property is occupied by unknown party and no damage was found on the subject property. Therefore, no repairs are required.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter 11 with Case #xx on xx/xx/2010. The plan filed on xx/xx/2010 was confirmed on xx/xx/2011. The bankruptcy was terminated on xx/xx/2018. The chapter 11 plan and order confirming plan does show the subject creditor name or subject property address. The comment dated xx/xx/2015 state that pending cram down. Unable to verify that the property value cram down or not as the latest payment history shows the current UPB of xx.	Not Applicable	Affiliated Business Disclosure	Field: ARM Lifetime Floor Percent Loan Value: 2.250% Tape Value: 2.000% |---| 0.250% |----| 0.25000% Comment: ARM lifetime Floor Percent is 2.250% however tape data shows 2.000%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Discrepancies.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: XXXX   Tape Value: 10-0015700042471000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2034   Variance:    Variance %:    Comment: Mod is not required however tape data shows maturity date is xx/xx/2034.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx/xx/2004   Variance:    Variance %:    Comment: Mod is not required however tape data shows modification first payment date is xx/xx/2004.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2013   Variance: 2160 (Days)   Variance %:    Comment: As per ARM next rate change date is xx/xx/2018 however tape data shows xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $515.63   Variance: $34.64   Variance %: 6.71799%   Comment: As per note original P&I is $550.27 however tape data shows $515.63.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: ZZZZZZZZZZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: As per payment history payment string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: ZZZZZZZZZZZZZZZZZZZZZZZZ   Variance:    Variance %:    Comment: As per payment history payment string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $11562.60 Variance %: 13.18188% Comment: As per payment history total debt is xx however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2004 which is after note date xx/xx/2004."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48314307	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	XXX	$0.00	$3,926.65	05/10/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	03/26/2018	XXXX	XXXX	3.750%	XXXX	05/XX/2018	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
Chain of assignment is completed as the subject mortgage is with xx.
Current taxes due is $3,926.65.
The annual taxes for 2018 have been paid in the amount of $3,926.65.
No delinquent taxes have been found for the prior year.
1)There is civil judgment against the borrower 'xx'. in amount of $9,102.48 in favor of xx, recorded on xx/xx/2011, xx/xx/2012.
2) There is HOA lien against the subject property in amount of $1,307.84, in favor of xx recorded on xx/xx/2012.	The Payment History dated xx/xx/2018 reveals that the borrower is delinquent for more than 6 months and due for the xx/xx/2017 payment. The last funds were received on xx/xx/2018 in the amount of $873.44 and were placed into suspense. The last payment applied was in the amount of $958.21 from suspense funds on xx/xx/2018 to the xx/xx/2017 payment. The tape data reflects the current unpaid principal balance is in the amount of xx however the last loan modification was dated xx/xx/2018 and the servicing comments reflect the Mod System changes did not take place until xx/xx/2018. This payment history data was prior to that date therefore do not show the current UPB and P&I.	Collections Comments:The Payment History dated xx/xx/2018 reveals that the borrower is delinquent for more than 6 months and due for the xx/xx/2017 payment. The last funds were received on xx/xx/2018 in the amount of $873.44 and were placed into suspense. The last payment applied was in the amount of $958.21 from suspense funds on xx/xx/2018 to the xx/xx/2017 payment. The tape data reflects the current unpaid principal balance is in the amount of xx however the last loan modification was dated xx/xx/2018 and the servicing comments reflect the Mod System changes did not take place until xx/xx/2018. This payment history data was prior to that date therefore do not show the current UPB and P&I. The loan should now reflect as current.

Latest inspection report dated xx/xx/2018 show the subject property is in good condition. Occupied by occupant and no damages are found.  Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

The loan has been modified 3 times since origination.  The modification dates were on xx/xx/2013, xx/xx/2016, with the latest loan modification completed on xx/xx/2018.  The new UPB isxx of which $XXXX is the interest bearing amount and xx is deferred.  The interest rate is fixed at 3.75% with a P&I payment of $515.88 beginning xx/xx/2018 with a maturity date of xx/xx/2058.

The borrower 'xx filed the BK on xx/xx/2013 under chapter 7 and case no#xx.
Schedule D of voluntary petition dated xx/xx/2013 shows that the amount of secured claim without deducting the value of collateral $149084.07 and the value of collateral that supports this claim is $XXXX therefore; the unsecured portion is $00.
BK was discharged on xx/xx/2014 and got terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower 'xx filed the BK on xx/xx/2013 under chapter 7 and case no#xx.
Schedule D of voluntary petition dated xx/xx/2013 shows that the amount of secured claim without deducting the value of collateral $149084.07 and the value of collateral that supports this claim is $XXXX therefore; the unsecured portion is $00.
BK was discharged on xx/xx/2014 and got terminated on xx/xx/2014.	The loan has been modified 3 times since origination. The modification dates were on xx/xx/2013, xx/xx/2016, with the latest loan modification completed on xx/xx/2018. The new UPB isxx of which xx is the interest bearing amount and xx is deferred. The interest rate is fixed at 3.75% with a P&I payment of $515.88 beginning xx/xx/2018 with a maturity date of xx/xx/2058.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Only Estimated HUD in file (Lvl 3) "The HUD in the file is executed by the borrower and initialed by the settlement agent however it is marked as Estimated Statement at the top of the document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate for failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $204,633.01 $204,858.01 -$225.00.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $204,858.01. The disclosed finance charge of $204,633.01 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $204,633.01 $204,858.01 -$225.00.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )  The finance charge is $204,858.01. The disclosed finance charge of $204,633.01 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state, however required state disclosure missing from loan file.
1. MA Smoke Detector Certificate.
																																																																																								2. Carbon Monoxide Alarms."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77357019	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	04/02/2018	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	XXX	6.000%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	xx	07/25/2017	XXXX	Not Applicable	6.000%	XXXX	09/XX/2017	Financial Hardship	The Updated-title report dated xx/xx/2018 shows the subject mortgage was originated xx.
The chain of the assignment has been completed. The current assignment is from xx, recorded on xx/xx/2013.
There is a prior mortgage, which is not released yet. It was originated on xx and recorded on xx in favor of xx in the amount of xx.

Also there are two junior mortgage found. First is in the amount of xx. It was originated onxx and recorded on xx in favor of xx. And the second mortgage is in the amount of xx, which was originated on xx and recorded on xx.
There is a Civil Judgment with xx in the amount of xx recorded xx.
The 1st installment of town taxes are due in the amount of $753.23 for the due date xx/xx/2018 for the year 2019.	The review of the payment history shows that, the borrower is currently delinquent for more than 5 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $1,627.74 and was placed into suspense. The last payment was applied on xx/xx/2018, in the amount of $1,627.74, to the xx/xx/2017 payment. The UPB is not stated in the payment history, as per tape it is xx. The Current P&I is $1,183.53 and PITI is $1,627.74, with the interest rate of 6%.	Collections Comments:The review of comment history shows that, the loan is in foreclosure.
The borrower is currently delinquent for more than 5 months and due for the xx/xx/2017 payment.  The last payment was received on xx/xx/2018 in the amount of $1,627.74 and was placed into suspense.  The last payment was applied on xx/xx/2018, in the amount of $1,627.74, to the xx/xx/2017 payment.  The UPB is not stated in the payment history, as per tape it is xx.  The Current P&I is $1,183.53 and PITI is $1,627.74, with the interest rate of 6%.
The loan was previously modified on xx/xx/2017 with a new unpaid principal balance of xx with a fixed rate of 6% and P&I payment of $1,183.53 beginning xx/xx/2017 and the new maturity date is xx/xx/2057.  There is no deferred balance stated.
The loan has been modified three times since origination.
The reason for default is curtailment of income.  Borrower sent in another payment for $1,627.74 on xx/xx/2018 however the loan is already in foreclosure and the funds were not enough for full reinstatement therefore the servicer returned the funds to the borrower.
Servicing comment dated xx/xx/2018 reflects mod failed as borrower was attempting another Loss Mitigation workout but on the last modification, borrower had a 1st payment due on xx/xx/2017 and borrower did not make a payment until xx/xx/2017.
Prior Chapter 13 Bankruptcy case # xx was filed on xx.  The plan was discharged on xx. The reaffirmation agreement was made on xx. There is no any evidence of cram down.
Foreclosure proceedings began xx/xx/2018.
The property has been occupied by an owner itself.
The latest BPO completed xx/xx/2018 reflects the property is occupied and in good condition with an As Is Value ofxx.
Foreclosure Comments:Foreclosure proceedings began xx/xx/2018.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the Case # xx, dated xx.
The plan was discharged on xx. The reaffirmation agreement was made on xx. There is no any evidence of cram down.

The modification agreement was done on xx/xx/2017, between the (borrower)xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principal balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 6% with the modified P&I of $1,183.53.
The first payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2057.
There is no deferred balance stated.
The loan has been modified three times since origination.	Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Only Estimated HUD in file (Lvl 3) "HUD in file is executed however it is labeled Estimated Statement at the top of the document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk indicator is Moderate for failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL.  Loan Data $192,896.70; Comparison Data $193,425.67; Variance of -$528.97.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $193,425.67. The disclosed finance charge of $192,896.70 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $192,896.70; Comparison Data $193,425.67; Variance of -$528.97.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )  The finance charge is $193,425.67. The disclosed finance charge of $192,896.70 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37232730	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/17/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2018, the subject mortgage was originated xx.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2018. However, there is break in assignment from xx.
No active judgments or liens have been found against the borrower.
The 2018 tax certificate is required for current tax status.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2018, the borrower has been delinquent for 38 months and the next due date for payment is xx/xx/2015. The last payment was received on xx/xx/2018 in the amount of $2227.69 for the due date of xx/xx/2015. The current UPB is reflected in the amount of xx. The borrower has been making the payments as per Note terms.

Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2015. As per PACER report, the borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed by the creditor on xx/xx/2018 for the secured claim amount of $XXXX and the arrearage amount is $XXXX. According to an amended chapter 13 plan dated xx/xx/2018, the debtor shall pay the trustee in the amount of $1641 for 58 months. The date of last filing bankruptcy was xx/xx/2018. The foreclosure was initiated with Case # xx and the file was referred to an attorney on xx/xx/2013. The complaint was filed on xx/xx/2014. The judgment was entered on xx/xx/2014. The sale was scheduled on xx/xx/2018. The borrower had filed bankruptcy under Chapter 13 with the Case # 18-11768 on xx/xx/2018. However, the foreclosure is on hold. According to a review of the payment history as of xx/xx/2018, the borrower has been delinquent for 38 months and the next due date for payment is xx/xx/2015. The last payment was received on xx/xx/2018 in the amount of $2227.69 for the due date of xx/xx/2015. The current UPB is reflected in the amount of $XXXX. The borrower has been making the payments as per Note terms. As per the latest BPO report dated xx/xx/2018, the subject property is owner occupied and is in an average condition. No damage and repairs have been found. The subject property As-Is sales price is $XXXX. The reason for default has not been found. The loan has not been modified since origination.
Foreclosure Comments:The foreclosure was initiated with Case # xx and the file was referred to an attorney on xx/xx/2013. The complaint was filed on xx/xx/2014. The judgment was entered on xx/xx/2014. The sale was scheduled on xx/xx/2018. The borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2018. However, the foreclosure is on hold.
Bankruptcy Comments:As per PACER report, the borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed by the creditor on xx/xx/2018 for the secured claim amount of $XXXX and the arrearage amount is $XXXX. According to an amended chapter 13 plan dated xx/xx/2018, the debtor shall pay the trustee in the amount of $1641 for 58 months. The date of last filing bankruptcy was xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	Field: Bankruptcy Filing Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2018 |---| -1 (Days) |----| Comment: As per PACER the BK filing date is xx/xx/2018.However, tape reflects it as xx/xx/2018. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: XXXX   Tape Value: XXXX   Variance:    Variance %:    Comment: As per Note the borrower name is XXXX.However, tape reflects it as XXXX.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the servicing comments there are details about foreclosure.However, tape reflects it as No.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The loan has not been modified since origination.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Note the Neg ARM potential is Not Applicable.However, tape reflects it as No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.000%   Tape Value: 89.200%   Variance: 0.800%   Variance %: 0.80000%   Comment: As per Appraisal, the CLTV is 90.00%.However, tape reflects it as 89.200%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.000%   Tape Value: 89.200%   Variance: 0.800%   Variance %: 0.80000%   Comment: As per Appraisal, the CLTV is 90.00%.However, tape reflects it as 89.200%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: BFCFFBBBBBBBBFFFFFFF9999   Variance:    Variance %:    Comment: As per Payment History, the String is 444444444444.However, tape reflects it as BFCFBBBBBBBBBFFFFFFFF99999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444 Tape Value: 9999FFFFFBFBBBBBBBBCFCFB Variance: Variance %: Comment: As per Payment History, the String Reversed is 444444444444.However, tape reflects it as 9999FFFFFBFBBBBBBBBBCFCFB. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers Disclosures is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66278484	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$417.60	05/11/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	10.700%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx. Chain of assignment is completed as the subject mortgage is with lender “xx. No active judgment or lien found pending against the borrower. The annual taxes for 2017 have been paid in the amount of $417.60. No delinquent taxes have been found for the prior year. The taxes for year 2018 are due in the cumulative amount of $417.60.	The Payment History dated xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 14 months. The last payment was received in the amount of $716.63 on xx/xx/2018 which was applied for the due date of xx/xx/2017. The current unpaid principal balance is in the amount of xx.	Collections Comments:The collection comments dated xx/xx/2018 reveal that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 14 months. The last payment was received in the amount of $716.63 on xx/xx/2018 which was applied for the due date of xx/xx/2017.
The current unpaid principal balance is in the amount of xx.
Foreclosure is not started by the lender yet.
The borrower had filed Bankruptcy under the chapter 13 Case #xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The lender had filed POC dated xx/xx/2015 and total claim amount was $XXXX.
According to Schedule D of voluntary petition dated xx/xx/2014, the amount of claim without deducting value of collateral is $XXXX and value of collateral that supports the claim is $XXXXherefore, there is no unsecured portion.
As per Chapter 13 plan dated xx/xx/2014, the debtor shall pay to the Trustee the sum of $1,590 monthly for a period of 60 months.
As per collection comments and the latest exterior BPO dated xx/xx/2018, subject property is occupied by owner.
According to Exterior BPO dated xx/xx/2018, property needs extensive repairs from outside. Property needed repairs in the amount of $8,300. Collection comments does not reflect any comment regarding damage. The nature of the damage is not available. No details have been found regarding the insurance claim. Details regarding repairs are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter 13 Case #xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The lender had filed POC dated xx/xx/2015 and total claim amount was $XXXX.
According to Schedule D of voluntary petition dated xx/xx/2014, the amount of claim without deducting value of collateral is $XXXX and value of collateral that supports the claim is $XXXXherefore, there is no unsecured portion.
As per Chapter 13 plan dated xx/xx/2014, the debtor shall pay to the Trustee the sum of $1,590 monthly for a period of 60 months.	Not Applicable	Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Exceptions failed for IN License Validation Test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Indiana State. The required state disclosures missing as below.
1) Federal Consumer Credit Protection Act Disclosure
2) Insurance Freedom of Choice Disclosure"
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Unable to determine the Operative Index value based on the lender documents."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,300.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90889149	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	XXX	$0.00	$6,965.52	04/19/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2014	XXXX	XXXX	2.000%	XXXX	11/XX/2014	Financial Hardship	According to updated title report dated xx/xx/2018, the subject mortgage was originated xx.
 The chain of assignment has not been completed. The current assignment is with xx.
There is an HOA lien active against the property in the favor of xx. for the amount is $1,722.59 which was recorded on xx/xx/2017.
There are five State Tax Liens active against the borrowers, xx in the favor of xx in the amount is $66,416.83 which were recorded on different date.
There is a State Tax Lien active against xx in the favor of xx for the amount is $2,617.26 which was recorded on xx/xx/2009.
No prior year delinquent taxes have been found. The 1st installment of 2018-2019 County tax is due on xx/xx/2018 in the amount of $3,482.76. The 2nd installment of 2018-2019 County taxes is due on xx/xx/2018 in the amount of $3,482.76. 2017-2018 and 2016-2017 annual taxes have been for the total amount of $13,094.43 on xx/xx/2017 and xx/xx/2016 respectively.
According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 13 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 for the amount of $1,052.39 which was applied to xx/xx/2017. The UPB reflected as per the payment history is in the amount of xx. The borrower has been making payments as per modification agreement which was effective from xx/xx/2014 with the modified interest rate of 2.00% and P&I of $1,052.39.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 for the amount of $1,052.39 which was applied to xx/xx/2017. The UPB reflected as per the payment history is in the amount of $XXXX. The borrower has been making payments as per modification agreement which was effective from xx/xx/2014 with the modified interest rate of 2.00% and P&I of $1,052.39. According to the modification agreement, the loan was modified on xx/xx/2014 between the borrowers, xx and the Lender, xx. The borrower promises to pay $1,052.39 with the modified step interest rate of 2.00% beginning from xx/xx/2014. The new maturity date is xx/xx/2054.
The new modified principal balance is xx out of which the interest-bearing amount is xx and the deferred principal balance is xx. The modification agreement reflects previous deferred principal balance in the amount of xx. Hence, the total deferred balance is in the amount of xx.
The loan was modified twice since the origination. The previous modification was completed on xx/xx/2010 located at “xx”.

The reason for default as collection comment is excessive obligation. The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. The bankruptcy is currently active. No further details have been found. The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed by the creditor on 10/12/2017for the secured claim amount of $XXXX and the arrearage amount is $XXXX. The plan was confirmed on xx/xx/2018. Amended chapter 13 plan dated xx/xx/2017 reflects estimated amount of arrearage is $XXXX with monthly payment of $364.00 for 60 months.
According to confirmed chapter 13 plan, the Debtor is directed to pay to the Trustee a lump sum of $900.00 for months one through four (1-4); then $350.00 per month for twenty (20) months; then $500.00 per month for thirty-six (36) months on or before the 26th day of each month for a total period of sixty (60) months.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $XXXX and the value of the collateral is $XXXX; however, the unsecured portion is $XXXX. There is no comment indicating a cram down.
As per the BPO report located at "xx", the subject property has been occupied by the owner and in good condition. No evidence of damage was found. As-Is list price is quoted as $XXXX.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. The bankruptcy is currently active. No further details have been found.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx. The POC was filed by the creditor on 10/12/2017for the secured claim amount of xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2018. Amended chapter 13 plan dated xx/xx/2017 reflects estimated amount of arrearage is $XXXX with monthly payment of $364.00 for 60 months.
According to confirmed chapter 13 plan, the Debtor is directed to pay to the Trustee a lump sum of $900.00 for months one through four (1-4); then $350.00 per month for twenty (20) months; then $500.00 per month for thirty-six (36) months on or before the 26th day of each month for a total period of sixty (60) months.
The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
According to the modification agreement, the loan was modified on xx/xx/2014 between the borrowers, xx and the Lender, xx. The borrower promises to pay $1,052.39 with the modified step interest rate of 2.00% beginning from xx/xx/2014. The new maturity date is xx/xx/2054.
The new modified principal balance is xx out of which the interest-bearing amount is xx and the deferred principal balance is xx. The modification agreement reflects previous deferred principal balance in the amount of xx. Hence, the total deferred balance is in the amount of xx.
The loan was modified twice since the origination. The previous modification was completed on xx/xx/2010 located at “xx”.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “PV1_NLNA-1798984241_10182017_46902587”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application along with 1008 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the prepayment term test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Prepayment Term Test: FAIL Loan Data 24 Months Comparison Data 0 Months Variance 24 Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prohibited fees test.
Prohibited Fees Test: FAIL Loan Data $75.00 Comparison Data $0.00 Variance +$75.00.
The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs. MD Code §12-121."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 9.196% Variance -9.196%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Maryland state. The following state disclosures are missing from the loan file:

1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28960011	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,907.89	06/08/2018	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2018, the loan was originated on xx. The chain of assignment is incomplete as currently the loan is assignee xx”
There is an active civil judgment against the subject borrower in the amount of xx held by “xx" which was recorded on xx/xx/2009
The Property taxes of the first half and second half of the year 2017 is paid in the amount of $2,907.89. Prior year’s taxes are not delinquent.	According to the review of latest payment history dated xx/xx/2018, the borrower has been delinquent from xx/xx/2013 to xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,389.39 which was applied for the due date xx/xx/2013. The current unpaid principal balance is xx. The current P&I is $962.90 and current interest rate is 5.750%.The loan has never been modified since origination. The borrower is paying according to the Note agreement.	Collections Comments:According to the latest collection comments dated xx/xx/2018, the borrower has been delinquent from xx/xx/2013 to xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,389.39 which was applied for the due date xx/xx/2013. The current unpaid principal balance is $XXXX. The current P&I is $962.90 and current interest rate is 5.750%.The loan has never been modified since origination. The borrower is paying according to the Note agreement.
According to the review of latest collection comments dated xx/xx/2018, the foreclosure was accelerated in the loan in 2014 under case #xx. The complaint was filed on xx/xx/2014. Further details regarding the foreclosure are not available.
The borrower had filed bankruptcy on xx/xx/2015 under chapter 13 with case #xx. The POC was filed by lender on xx/xx/2015 with the claim amount of $XXXX and the amount of arrearage is $XXXX.
The plan was confirmed on xx/xx/2015. According to the chapter 13 plan the debtor will pay to the chapter 13 trustee in the amount of $1,483.40 for next 36 months.
According to the collection comments and latest BPO report dated xx/xx/2018, located "xx" the property is occupied by owner and is in fair condition with no visible damages.
Foreclosure Comments:According to the review of latest collection comments dated xx/xx/2018, the foreclosure was accelerated in the loan in 2014 under case #xx. The complaint was filed on xx/xx/2014. Further details regarding the foreclosure are not available.
Bankruptcy Comments:The borrower had filed bankruptcy on xx/xx/2015 under chapter 13 with case #xx. The POC was filed by lender on xx/xx/2015 with the claim amount of $XXXX and the amount of arrearage is $XXXX.
The plan was confirmed on xx/xx/2015. According to the chapter 13 plan the debtor will pay to the chapter 13 trustee in the amount of $1,483.40 for next 36 months.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Foreclosure was initiated.However ,the tape data reflects No. Tape Source: Initial Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per Note Interest Only Period is ?no. however ,the tape data reflects Yes.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Modification was not done.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Not Applicable. however ,the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 62.738%   Tape Value: 72.243%   Variance: -9.505%   Variance %: -9.50500%   Comment: Original CLTV Ratio Percent is 62.738%. However ,the tape data reflects 72.243%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.738%   Tape Value: 63.000%   Variance: -0.262%   Variance %: -0.26200%   Comment: Original Standard LTV is 62.738%. however ,the tape data reflects 63.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: BB999999F999999999999999   Variance:    Variance %:    Comment: As per the Payment History String is 444444444444. However, the tape data reflects BB9999999999999999999999..   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444 Tape Value: 999999999999999F999999BB Variance: Variance %: Comment: As per the Payment History String Reversed is 44444444444. However, the tape data reflect 9999999999999999999BB. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is moderate due to
TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for:-
TILA APR Test.
The loan data is 0.00%, The Comparison data is 5.801% and Variance is -5.801%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at FL State. The following state disclosures are missing from the loan files.
·Anti-Coercion Notice
·Title Insurance Disclosure
·Radon Gas Disclosure
·Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90734069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,038.87	07/17/2018	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2015	XXXX	XXXX	4.000%	XXXX	05/XX/2015	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
The chain of assignment is not complete as the subject mortgage is still with xx".
There are two Active Judgment and Lien pending against the borrower.
1) There is one IRS lien open against the borrower in the favor of “xx” in the amount of $10,672.41 which was recorded on xx/xx/2012.
2) There is one civil judgment open against the borrower in the favor of “xx” in the amount of $11,200.00 which was recorded on xx/xx/2014.
The annual taxes for 2017 have been paid in the amount of $3,038.87. No delinquent taxes have been found for the prior year. The taxes for year 2018 are due in the cumulative amount of $3,038.87.	The Payment History dated xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 8 months. The last payment was received in the amount of $726.78 on xx/xx/2018 which was applied for the due date of xx/xx/2017.
The current unpaid principal balance is in the amount of xx.
Borrower is paying as per modification dated xx/xx/2015.	Collections Comments:The collection comments dated xx/xx/2018 reveal that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for more than 8 months. The last payment was received in the amount of $726.78 on xx/xx/2018 which was applied for the due date of xx/xx/2017.
The current unpaid principal balance is in the amount of xx.
Borrower is paying as per modification dated xx/xx/2015.
According to collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018.  As per Collection comments, the foreclosure was put on hold due to Loss Mitigation. No further comments have been found regarding foreclosure.
The borrower had filed bankruptcy under the chapter-13 case# xx on xx/xx/2010. The plan was confirmed on xx/xx/2011. POC was filed on xx/xx/2011 for the secured claim amount of $XXXX and the arrearage amount is $7,575.13. Debtor discharged on xx/xx/2015 and the case terminated on xx/xx/2016.
Schedule D of Voluntary Petition dated xx/xx/2010 shows $XXXX as an unsecured portion out of claim amount $XXXX. The value of collateral that supports this claim is xx.
According to Modified Chapter 13 plan dated xx/xx/2012, debtors intention was to surrender the subject property. However, the updated title report dated xx/xx/2018 shows borrower is still the subject property owner. The borrower was discharged from the bankruptcy on xx/xx/2015.
As per the chapter 13 plan, the debtor shall pay to the Trustee the sum of the $710.00 per month for a period of 60 months.
As per collection comments and the latest exterior BPO dated xx/xx/2018, subject property is occupied by owner and no damage has been found on the subject property. Therefore, no repairs are required.
Foreclosure Comments:According to collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018.  As per Collection comments, the foreclosure was put on hold due to Loss Mitigation. No further comments have been found regarding foreclosure.
Bankruptcy Comments:The borrower had filed bankruptcy under the chapter-13 case# xx on xx/xx/2010. The plan was confirmed on xx/xx/2011. POC was filed on xx/xx/2011 for the secured claim amount of $XXXX and the arrearage amount is $7,575.13. Debtor discharged on xx/xx/2015 and the case terminated on xx/xx/2016.
Schedule D of Voluntary Petition dated xx/xx/2010 shows $XXXX as an unsecured portion out of claim amount $XXXX. The value of collateral that supports this claim is $XXXX.
According to Modified Chapter 13 plan dated xx/xx/2012, debtors intention was to surrender the subject property. However, the updated title report dated xx/xx/2018 shows borrower is still the subject property owner. The borrower was discharged from the bankruptcy on xx/xx/2015.
As per the chapter 13 plan, the debtor shall pay to the Trustee the sum of the $710.00 per month for a period of 60 months.	The loan modification agreement was made on xx/xx/2015 between the borrower xx and xx. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $477.53 beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055.
The previous modification has been done on xx/xx/2013 located at(xx) with New Principal Balance $XXXX and interest rate 2.00% with P&I $628.56.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per PACER Bankruptcy was filed. however ,the tape data reflects No. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure was initiated. However ,the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2015   Tape Value: xx/xx/2013   Variance: 669 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2015. However ,the tape data reflects xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: xx/xx/2018   Variance:    Variance %:    Comment: First Pay change Date was Not Applicable . however ,the tape data reflects xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: xx/xx/2018   Variance:    Variance %:    Comment: First Rate change Date was Not Applicable . however ,the tape data reflects xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 373   Variance: -13   Variance %: -3.48525%   Comment: Loan Original Maturity Term Months are 360. However ,the tape data reflects 373.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Not Applicable. However , the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $0.00   Variance: $848.45   Variance %:    Comment: Original Stated P&I is $848.45. however ,the tape data reflects $0.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.99000%   Tape Value: 2.00000%   Variance: 7.99000%   Variance %: 7.99000%   Comment: Original Stated Rate is 9.9900%. however ,the tape data reflects 2.000%.   Tape Source: Initial   Tape Type:
Field: Pay Change Frequency   Loan Value: Not Applicable   Tape Value: 12 Months   Variance:    Variance %:    Comment: Pay Change Frequency is Not Applicable. however ,the tape data reflects 12 Months.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444443214444   Tape Value: 666666666666656665544444   Variance:    Variance %:    Comment: As per the Payment History String is 432104444444. However, the tape data reflects 6666666665666544444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444412344444   Tape Value: 444445566656666666666666   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2030   Variance: 8917 (Days)   Variance %:    Comment: stated Maturity Date is xx/xx/2055. However ,the tape data reflects xx/xx/2030.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TX State. The following state disclosures are missing from the loan files.
·TX Loan Agreement Notice
·Commitment Requirement/Anti-Tying
·TILA Disclosures in Spanish
·Home Equity Consumer Disclosure
·Home Equity Loan Interest and Fees Preclosing Disclosure
·Home Equity Loan Copies of Documents
·Home Equity Loan Rescission Notice
·Fair Market Value of Homestead Property Acknowledgment
·Home Equity Loan Notice of Address for Borrower Notification of Violation
·Non-Deposit Investment Product Disclosure Are there any promotional materials?
·Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26717438	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,950.59	07/13/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2013	XXXX	Not Applicable	2.000%	XXXX	11/XX/2013	Financial Hardship	Review of updated title report dated xx/xx/2018, the subject mortgage was originated onxx. The chain of assignment is incomplete as the no assignments are provided with updated title. There is a junior mortgage in the amount of xx which was recorded on xx in favor of xx. There are 4 civil judgments in the total amount of xx. First installment of combined taxes of 2018 is due in the amount of $1,775.68. No prior year delinquent taxes have been found pending.	Review of payment history shows that the borrower is making the payments regularly. The borrower is currently delinquent for 0 months. The last payment was received on xx/xx/2018 in the amount of $683.94 and that was applied for xx/xx/2018. The next due date is xx/xx/2018. The P&I is in the amount of $683.94 and PITI is in the amount of $1,107.57. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collections. The borrower is making the payments regularly. The borrower is currently delinquent for 0 months. The last payment was received on xx/xx/2018 in the amount of $683.94 and that was applied for xx/xx/2018. The next due date is xx/xx/2018. The borrower Jennifer Nell Moore had filed the bankruptcy under chapter 13 with case# xx onxx. The plan was confirmed on xx/xx/2015. The debtor was discharged on xx/xx/2018 and the bankruptcy was terminated on xx/xx/2018. As per debtor's statement of intention dated xx/xx/2014, the borrower wants to retain the property and it's not claimed as exempt. As per Motion to convert case to chapter 13 dated xx/xx/2014, the borrower wants to convert the bankruptcy chapter into 13. No foreclosure activity has been found. As per collection comment dated xx/xx/2018, the borrower wants to keep the property. The loan was modified on xx/xx/2004. As per modified term, the new principal balance is $XXXX. As per collection comment dated xx/xx/2017, the subject property is occupied by the unknown party with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Jennifer Nell Moore had filed the bankruptcy under chapter 13 with case# xx on xx. The plan was confirmed on xx/xx/2015. The debtor was discharged on xx/xx/2018 and the bankruptcy was terminated on xx/xx/2018. The voluntary petition was filed on xx/xx/2014. As per debtor's statement of intention dated xx/xx/2014, the borrower wants to retain the property and it's not claimed as exempt. As per Motion to convert case to chapter 13 dated xx/xx/2014, the borrower wants to convert the bankruptcy chapter into 13. The case was converted o xx/xx/2014. As per order confirming plan dated xx/xx/2015, the debtor's plan payments shall be increased to $939.38 semi -monthly effective the 17th day of March 2015. As per amended chapter plan dated xx/xx/2015, the debtor shall pay the $1066.00 to the trustee. The MFR was filed on xx/xx/2014. The POC was filed on xx/xx/2015 with POC amount of $XXXX and arrearage in the amount of $XXXX..	This step loan modification was made between the borrowers xx and the lender xx. on xx/xx/2004. As per modified term, the new principal balance is xx. The borrower promises to pay the loan in steps beginning from xx/xx/2013 for 60 months in the amount of $683.94 with modified interest rate of 2.000%, from xx/xx/2018 for 12 months in the amount of $775.95 with interest rate of 3.000%, from xx/xx/2019 for 12 months in the amount of $871.55 with interest rate of 4.000%, from xx/xx/2020 for 319 months in the amount of $895.66 with the interest rate of 4.25%. This loan modification hasn’t balloon provision.	Missing Required State Disclosures	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Information updated as per available documen   Tape Source: Initial   Tape Type:
Field: Escrow Balance per Payment History   Loan Value: xx   Tape Value:xx   Variance: $423.63   Variance %: 11.25152%   Comment: Information updated as per available document.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: Not Applicable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: Information updated as per available documen   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2004   Tape Value: xx/xx/2013   Variance: -3440 (Days)   Variance %:    Comment: Information updated as per available documen   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: Not Applicable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: Information updated as per available documen   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: 42 (Days)   Variance %:    Comment: The payment history reflects the Last Payment Received Date as xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 403   Variance: -43   Variance %: -10.66997%   Comment: The Original Note reflects the Loan Maturity Term in Months as 360.     Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $683.94   Variance: $626.40   Variance %: 91.58698%   Comment: The Note reflects the Original Stated P&I as $1,310.34.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 5.37500%   Tape Value: 2.00000%   Variance: 3.37500%   Variance %: 3.37500%   Comment: Information updated as per available document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001234   Tape Value: 000004333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 000000001234.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432100000000   Tape Value: 333333400000   Variance:    Variance %:    Comment: The Payment History String reversed is 432100000000.    Tape Source: Initial   Tape Type:
Field: Periodic Rate Change Cap Down   Loan Value: Not Applicable   Tape Value: 4.250%   Variance:    Variance %:    Comment: Information updated as per available document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The Application reflects the Purpose of Refinance as Change in rate/term.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $121.10   Variance %: 0.06638%   Comment: Information updated as per available document.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-1737.63 Variance %: -0.96476% Comment: Information updated as per available document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Following state disclosures are missing from the loan file.

MI Borrower's Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
Choice of Insurance Agent"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53380115	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,217.50	12/29/2017	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/29/2012	XXXX	Not Applicable	5.125%	XXXX	08/XX/2012	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment was done from xx to xx. which was recorded on xx/xx/2017.
There is a mortgage prior to subject mortgage which was originated on xx/xx/2003 with the lender xx for the amount of $XX which was recorded on xx/xx/2003. However, the discharge of said mortgage attached with the updated title report located at “xx states that the mortgage was satisfied and the discharge of mortgage was executed on xx/xx/2009.
There is an junior credit card judgment against the borrower xx in favor of xx for the amount of $XX which was recorded on xx/xx/2014. The supportive document located at “xx” states, the xx and taken all right, title and interest that the within named Judgment Debtor (xx).
There is a municipal lien certificate attached with the updated title at “xx” with xx states that, the Water/Sewer taxes for the year 2018 were delinquent in the amount of $XX.
The RE 2018 taxes delinquent in the amount of $XX.
The 2019 RE and Trash delinquent in the total amount of $XX.
The delinquent taxes include interest through xx/xx/2018 in the total amount of $XX and the total amount per Diem after xx/xx/2018 is $XX.
There was also liens from 2014 and 2016 in the amount of $XX and $XX respectively which was rolled into taxes via Treasurer/Collector which have been paid off.	According to the payment history as of dated xx/xx/2018, the borrower was delinquent for 10 months and the next due was xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $724.08 which was applied for the due date of xx/xx/2017 with interest rate 5.125%. The UPB reflected in the amount of $141,232.77.
The loan has been modified once since origination. The borrower is making payment as per modification agreement which was made on xx/xx/2012.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy and the next due was xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $724.08 which was applied for the due date of xx/xx/2017 with interest rate 5.125%. The UPB reflected in the amount of $XXXX.
Unable to determine the reason for default.
The loan has been modified once since origination. The borrower is making payment as per modification agreement which was made on xx/xx/2012 between the borrower xx and the lender xx. According to the modified terms, the new principal balance isxx. The borrow promise to pay $724.08 with interest rate 5.125% beginning from xx/xx/2012 till maturity date xx/xx/2052. There is no balloon provision, principal forgiven or deferred balance offered to the borrower.
According to the loan files, the foreclosure was initiated in 2012. The file was referred to an attorney on xx/xx/2012. The further details are not available. xx had filed bankruptcy under chapter 13 with the case#xx. The debtor filed proposed amended chapter 13 plan on xx/xx/2015 which was confirmed on xx/xx/2015. According to the plan, the debtor shall pay $499.00 monthly to the trustee for the terms of 60 months. According to the plan, Section VIII (Liquidation Analysis), the debtor intends to liquidate the property. The market value of the property was $XXXX. The deadline to filed POC was xx/xx/2015. The creditor xx had filed POC on xx/xx/2015 with a secured claim amount of $XXXX and arrears of $XXXX. The case is awaited for a confirmation hearing.
According to the exterior BPO report dated xx/xx/2016 located at “xx”, the subject property was in need of cosmetic repairs. The entire exterior needs to be scraped and painted or re-sided with an estimated cost of $XXXXhe gutters are missing, exterior wood trims, shed and side steps need to the repair or replace. The amount required to repair or replace is $XXXX. The total amount of estimated cost recommended for repairs was $XXXX. The details regarding repairs are not available. No comments available related to damage or repairs. However, the latest exterior BPO report dated xx/xx/2018, the subject property is owner-occupied and it does not reflect any damage or repairs to the subject property.
Foreclosure Comments:According to the loan files, the foreclosure was initiated in 2012. The file was referred to an attorney on xx/xx/2012. The further details are not available. The loan is in active bankruptcy. xx (borrower) had filed bankruptcy under chapter 13 with the case# xx on xx.
Bankruptcy Comments:xx (borrower) had filed bankruptcy under chapter 13 with the case#xx. The debtor filed proposed amended chapter 13 plan on xx/xx/2015 which was confirmed on xx/xx/2015. According to the plan, the debtor shall pay $499.00 monthly to the trustee for the terms of 60 months. According to the plan, Section VIII (Liquidation Analysis), the debtor intends to liquidate the property. The market value of the property was $XXXX. The deadline to filed POC was xx/xx/2015. The creditor xx had filed POC on xx/xx/2015 with a secured claim amount of $XXXX and arrears of $XXXX. The order on motion for relief was filed on xx/xx/2018.The case is awaited for a confirmation hearing.	The loan has been modified once since origination. The borrower is making payment as per modification agreement which was made on xx/xx/2012 between the borrower xx and the lender xx. According to the modified terms, the new principal balance is xx. The borrow promise to pay $724.08 with interest rate 5.125% beginning from xx/xx/2012 till maturity date xx/xx/2052. There is no balloon provision, principal forgiven or deferred balance offered to the borrower.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Foreclosure Status Loan Value: Referred to Attorney Tape Value: Sale Publication |---| |----| Comment: According to the loan files, the foreclosure was initiated in 2012. The file was referred to an attorney on xx/xx/2012. The further details are not available. Tape Source: Initial Tape Type:
Field: Current Occupancy   Loan Value: Occupied by Unknown Party   Tape Value: Owner (or Former): Primary Home   Variance:    Variance %:    Comment: The inspection report reflects as occupied by unknown party.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: The loan has been modified on xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The MI certificate is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444432144   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444432144.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 441234444444   Tape Value: 333333333333333333333333   Variance:    Variance %:    Comment: The Payment History String reversed is 441234444444.     Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2014   Variance: -725 (Days)   Variance %:    Comment: According to the loan files, the foreclosure was initiated in 2012. The file was referred to an attorney on xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value:xx Variance: $26336.02 Variance %: 18.64724% Comment: Total Debt / Legal Balance per Payment History for the amount of xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91184629	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,108.87	06/18/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2013	XXXX	XXXX	4.000%	XXXX	12/XX/2013	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
The chain of assignment is completed as the subject mortgage is with xx.
There is Water/ Sewer lien against the subject property in the favor of in the favor of “xx” in the amount of $248.67 which was recorded xx/xx/2014.
Current taxes due is $5,108.87.
The combined taxes in year 2018 paid in amount of $3764.51 and due amount is $1,344.36 due date is xx/xx/2018.
The utilities charges 2nd in amount of $156.00, due date is xx/xx/2018.	The Payment History dated xx/xx/2018 reveals that the borrower is delinquent for 7 months and next due for the xx/xx/2017 payment. The last funds were received on xx/xx/2018 in the amount of $881.27 and was placed into suspense. The last payment was applied on xx/xx/2018 in the amount of $1,588.03 to the xx/xx/2017 payment. The tape data reflects current unpaid principal balance is in the amount of xx.	Collections Comments:The Payment History dated xx/xx/2018 reveals that the borrower is delinquent for 7 months and next due for the xx/xx/2017 payment. The last funds were received on xx/xx/2018 in the amount of $881.27 and was placed into suspense. The last payment was applied on xx/xx/2018 in the amount of $1,588.03 to the xx/xx/2017 payment. The tape data reflects current unpaid principal balance is in the amount of xx.

Review of collection comment state that foreclosure was initiated in year 2016, referred to attorney filed on xx/xx/2016. Complaint filed on xx/xx/2016 with case #xx. The FC was put on hold due to BK filed on xx/xx/2016 under chapter 13.

Borrower ‘xx filed Bankruptcy under the chapter 13 case #xx on xx/xx/2016. Schedule D of voluntary petition dated xx/xx/2016 shows that the amount of secured claim without deducting the value of collateral $XXXXand the value of collateral that supports this claim is $XXXX leaving an unsecured portion of $XXXX.  Creditor filed the POC on xx/xx/2016 with secured amount is $XXXX and arrears totaling $XXXX.  The Chapter 13 plan filed on xx/xx/2016 reflects the debtor shall pay $475.00 monthly for 60 months.  Arrearages of $XXXX are to be paid to creditor and the regular monthly payment (out side the plan) is $1,606.47.

According to updated title report dated xx/xx/2018 from xx, the subject property is in second lien position due to there is Water/ Sewer lien against the subject property in the favor of in the favor of “xx” in the amount of $248.67 which was recorded xx/xx/2014.
As the subject property is located in New Jersey State, there is possibility of foreclosure of the subject property due to this unpaid lien. This can be cured by paying this lien with the late fees.

As per BPO dated xx/xx/2017, show the subject proeprty is occupied by owner and no damge found. Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The latest BPO completed xx/xx/2018 reflects the property is owner occupied with an As Is Value of $170k with no repairs needed.
Foreclosure Comments:Review of collection comment state that foreclosure was initiated in year 2016, referred to attorney filed on xx/xx/2016. Complaint filed on xx/xx/2016 with case #xx. The FC was put on hold due to BK filed on xx/xx/2016 under chapter 13.
Bankruptcy Comments:Borrower ‘xx filed Bankruptcy under the chapter 13 case # xx on xx/xx/2016. Schedule D of voluntary petition dated xx/xx/2016 shows that the amount of secured claim without deducting the value of collateral $XXXXand the value of collateral that supports this claim is $XXXX leaving an unsecured portion of $XXXX. Creditor filed the POC on xx/xx/2016 with secured amount is $XXXX and arrears totaling $XXXX. The Chapter 13 plan filed on xx/xx/2016 reflects the debtor shall pay $475.00 monthly for 60 months. Arrearages of $XXXX are to be paid to creditor and the regular monthly payment (out side the plan) is $1,606.47.	The loan modification agreement was made between “xx and “xx effective xx/xx/2013. The first modified payment is due for the date of xx/xx/2013 and the new maturity date will be xx/xx/2053. The new modified unpaid principal balance is xx, deferred amount is xx and the Interest bearing amount is xx. The Borrower making the payment as per the modification terms would be 4.000% and modified P&I is $830.08.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Corporate Advances: Recoverable per Payment History Loan Value: $XXXX Tape Value: $-5145.87 |---| $10291.74 |----| -200.00000% Comment: Corporate Advances: Recoverable per payment history is $5,145.87. Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Judgment Entered   Variance:    Variance %:    Comment: The Foreclosure Judgment has not yet been entered. The Foreclosure is currently on hold due to Active Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: -30 (Days)   Variance %:    Comment: Doc date of last modification xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: No Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 333333333333333333330333   Variance:    Variance %:    Comment: Payment history string is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 333033333333333333333333   Variance:    Variance %:    Comment: Payment history string reversed 444444444444.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: Township of Hamilton   Tape Value: HAMILTON   Variance:    Variance %:    Comment: Per the Note, the property city shows as Township of Hamilton.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is lower rate or term.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: 9.10894% Comment: Total debt / legal balance per payment history is xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The estimated HUD-1 and Itemization of fees were also not located in the file."	* Application Missing (Lvl 2) "The Initial and Final Loan Applications are missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ state, however required state disclosure missing from loan file.
1. Private Well Testing.
2. Tax Bill Information.
3. Choice of Insurer Disclosure.
4. Unacceptability of Insurance Notice.
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclsoure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4615570	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,520.10	06/13/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	1.250%	481	xx	xx	HELOC	Revolving	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/08/2010	XXXX	Not Applicable	2.000%	XXXX	04/XX/2010	Change of Terms	According to the review of updated title report dated xx/xx/2018, the subject loan was originated on xx
The chain of the assignment is complete as currently the loan is with current assignee "xx."
There is one Credit Card Judgment(or Consumer Debt) was found against the borrower xx in the amount of $XX in the favor of  in the favor of xx. which was recorded on xx/xx/2017,
The property taxes of the year 2017-18 are paid in the amount of $1,260.05. Prior years taxes are not delinquent.	According to the review of latest payment history as of xx/xx/2018, the borrower is delinquent from xx/xx/2017 to xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $686.89 which was applied for the due date xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $314.04 and current interest rate is 2.000%. The borrower is paying according to the loan modification agreement dated xx/xx/2010.	Collections Comments:According to the collection comments as of xx/xx/2018, the borrower is delinquent from xx/xx/2017 to xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $686.89 which was applied for the due date xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $314.04 and current interest rate is 2.000%. The borrower is paying according to the loan modification agreement dated xx/xx/2010.
According to the latest collection comments as of xx/xx/2018, the foreclosure was initiated in the loan in 2016, the foreclosure was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The judgment was entered on 0xx/xx/2017. The sale scheduled for xx/xx/2017. However; the foreclosure was put on hold due filing of the bankruptcy on xx/xx/2017. Further details regarding the same are not available.
The borrower had filed bankruptcy under Chapter 13 with case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. According to the chapter 13 plan the debtor will pay to the trustee in the amount of $902.88 to the Chapter 13 Trustee, for the period of 60 months.
 The  POC was filed by  the lender on xx/xx/2017 with the claim  amount $XXXX and amount of arrearage is $9,891.98.
Schedule D of voluntary petition dated xx/xx/2017, shows amount  claim is $XXXX and value of collateral is $XXXX. Hence; the unsecured portion is $XXXX.
According to the collection comments and the latest Exterior BPO report dated xx/xx/2018, located at "xx" the subject property is in fair condition with no visible damages.
Foreclosure Comments:According to the latest collection comments as of xx/xx/2018, the foreclosure was initiated in the loan in 2016, the foreclosure was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The judgment was entered on 0xx/xx/2017. The sale scheduled for xx/xx/2017. However; the foreclosure was put on hold due filing of the bankruptcy on xx/xx/2017. Further details regarding the same are not available.
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter 13 with case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. According to the chapter 13 plan the debtor will pay to the trustee in the amount of $902.88 to the Chapter 13 Trustee, for the period of 60 months.
 The  POC was filed by  the lender on xx/xx/2017 with the claim  amount $XXXX and amount of arrearage is $9,891.98.
Schedule D of voluntary petition dated xx/xx/2017, shows amount  claim is $XXXX and value of collateral is $XXXX. Hence; the unsecured portion is $XXXX.
This modification agreement was made between the borrowers xx X and lender xx., effective on xx/xx/2010.
There is no principal forgiven amount and deferred balance in this modification.
As per the modified terms, the new principal balance is xx. The first Payment had begun on xx/xx/2010 and borrower promises to pay $314.04 monthly with a modified interest rate of 2.000% with a maturity date will be xx/xx/2044.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003, is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the  loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure document is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Ohio state. The below Required State disclosures are missing in the given loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing from the  loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51281091	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	XXX	$0.00	$3,231.03	05/12/2016	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2018 shows the subject mortgage was originated on xx.
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/2017.
Active judgments or liens have been found pending are as follows:
1) There is an HOA lien against the subject property in favor ofxx in the amount of $3,914.34 and it was recorded on xx/xx/2018.
Annual taxes are in the amount of $3,231.03.
2018 1st half combined taxes are paid till xx/xx/2017 in the amount of $1,765.65.
2018 2nd half combined taxes are paid till xx/xx/2018 in the amount of $1,465.38.
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2018, reveals that the loan is in delinquency for 26 months. The next due date for the payment is xx/xx/2016. The borrower is not making regular payments as per note P&I. The last payment of xx/xx/2016 was received on xx/xx/2016 in the amount of $242.93. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in active bankruptcy. Provided payment history from xx/xx/2015 to xx/xx/2018 reveal that the loan is in delinquency for 26 months. The next due date for the payment is xx/xx/2016. The borrower is not making regular payments as per note P&I. The last payment of xx/xx/2016 was received on xx/xx/2016 in the amount of $242.93. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2018, states that the subject property is occupied by unknown party with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower is not making regular payments as per note P&I. The loan was not yet modified since origination.
According to the available servicing comments dated from xx/xx/2018 to xx/xx/2018 states that the foreclosure was initiated on the subject property by filing an complaint through an attorney with case # xx on xx/xx/2018. The foreclosure file was referred to an attorney on xx/xx/2016. The recent foreclosure sale was scheduled on xx/xx/2018. The foreclosure was put on hold due to bankruptcy filed by the borrower on xx/xx/2018. Since comments are available only up-to xx/xx/2018 we are unsure about the outcome of this foreclosure sale. The updated title report dated xx/xx/2018 still shows the same owner.
The borrower had filed bankruptcy under chapter 13 with case #xx. The last petition was filed on xx/xx/2018.
Foreclosure Comments:According to the available servicing comments dated from xx/xx/2018 to xx/xx/2018 states that the foreclosure was initiated on the subject property by filing an complaint through an attorney with case # xx on xx. The foreclosure file was referred to an attorney on xx/xx/2016. The recent foreclosure sale was scheduled on xx/xx/2018. The foreclosure was put on hold due to bankruptcy filed by the borrower on xx/xx/2018. Since comments are available only up-to xx/xx/2018 we are unsure about the outcome of this foreclosure sale. The updated title report dated xx/xx/2018 still shows the same owner.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with case # xx. The last petition was filed on xx/xx/2018.
According to the amended chapter 13 plan dated xx/xx/2018, the debtor shall pay to the trustee the sum of $843.08 per month for the period of 60 months. The estimated amount of arrearage to be paid for the collateral is in the amount of $XXXX.
Schedule D of voluntary petition dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is $XXXX and value of collateral is $XXXX  however the unsecured portion is $XXXX. There is no information regarding cram down in the bankruptcy case.
Chapter 13 Trustee's Motion for Order Dismissing Case was filed on xx due to Debtor has failed to provide the required documents. The last filing was Order on Motion to Amend which was filed on xx/xx/2018. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Bankruptcy Tape Value: Collections, 60-119 Days |---| |----| Comment: Current Legal Status is bankruptcy. However, the tape data shows as Collections, 60-119 Days. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.041%   Tape Value: 97.790%   Variance: 4.251%   Variance %: 4.25100%   Comment: Original CLTV ratio percent is 102.041%. However, the tape data shows as 97.790%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.041%   Tape Value: 97.790%   Variance: 4.251%   Variance %: 4.25100%   Comment: Original standard LTV (OLTV) ratio percent is 102.041%. However, the tape data shows as 97.790%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 456520112223   Variance:    Variance %:    Comment: Payment History String is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444 Tape Value: 322211065654 Variance: Variance %: Comment: The Payment History String reversed is 444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state and the MA state requires total 3 disclosures all are missing from the loan file.
1)Lead-Based Paint Disclosure
2)Carbon Monoxide Alarms
3)MA Smoke Detector Certificate"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27640315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,562.28	07/09/2018	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2015	XXXX	XXXX	5.000%	XXXX	02/XX/2015	Financial Hardship	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
There is a break in the Assignment chain as the assignment required from xx.
There are 2 state tax liens against the borrower in the amount of $XX in favor of Illinois Department of Revenue which were recorded on xx/xx/2014 and xx/xx/2010.
There is 1 civil judgment against the borrower in the amount of $XX which was recorded on xx/xx/2013 in the favor of xx.
The annual combined taxes have been paid total in the amount of $3,562.28.
No prior year delinquent taxes have been found.
Review of updated payment history shows that the loan is current and borrower is making his monthly payments. The last payment was received on xx/xx/2018 in the amount of $795.15 for the due date of xx/xx/2018 with interest rate of 5.00%. The next due date is xx/xx/2018. The latest payment history reflect the UPB in the amount of xx. Borrower is making payments as per the modification.

Collections Comments:According to the servicing comments the loan is current and borrower is making his monthly payments. The last payment was received on xx/xx/2018 in the amount of $795.15 for the due date of xx/xx/2018 with interest rate of 5.00%. The next due date is xx/xx/2018. The latest payment history reflects the UPB in the amount of xx. Borrower is making payments as per the modification.The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx” (Lender).
The borrower had given promise to pay the UPB of xx. According to the mod the borrower promise to pay the interest rate of 5.00 % with P& $795.15  with Fixed amortized type and the first payment had begun from xx/xx/2015  and ends with the maturity date of xx/xx/2042.
According to the servicing comments the foreclosure was initiated in 2013 but as per the comment dated xx/xx/2015 the foreclosure file was closed and FC case was dismissed on xx/xx/2015 as the borrower has bring the account current and loan is performing.

According to the latest BPO report dated xx/xx/2018 the property is occupied by the owner. No visible damages were reported.

According to the updated title report dated xx/xx/2018 the subject mortgage was originated byxx, both single and it was recorded on xx/xx/2009. According to the quitclaim deed recorded on xx/xx/2014 the property was transferred to xx, a divorce woman from xx, a married woman and xx, a divorce woman. However updated title report shows current ownership in the name of xx. But the latest state tax report shows current owner as xx.

Foreclosure Comments:According to the servicing comments the foreclosure was initiated in 2013 but as per the comment dated xx/xx/2015 the foreclosure file was closed and FC case was dismissed on xx/xx/2015 as the borrower has bring the account current and loan is performing.
Bankruptcy Comments:Not Applicable	The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx ” (borrower) and “xx” (Lender).
The borrower had given promise to pay the UPB of xx. According to the mod the borrower promise to pay the interest rate of 5.00 % with P& $795.15  with Fixed amortized type and the first payment had begun from xx/xx/2015  and ends with the maturity date of xx/xx/2042.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Doc Date of Last Modification Loan Value: xx/xx/2015 Tape Value: xx/xx/2015 |---| -17 (Days) |----| Comment: Per modification agreement. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $795.15   Variance: $311.75   Variance %: 39.20643%   Comment: Note   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value:xx Tape Value: xx Variance: $-236.88 Variance %: -0.11420% Comment: Default Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is FHA and LTV is greater than 80.00% hence required the MI Certificate which is missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed the TILA APR test and the documentation type test.
TILA APR Test: FAIL 0.000% 5.013% -5.013%.
Final TIL is missing from the loan files. However, APR updated as 0.000% hence, annual percentage rate is less than stated original rate."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test. (205 ILCS 635/5-6(b))
The loan's document type is "No Documentation," "No Asset Verification", "No Asset or Income Verification", "No Income
Verification", "Reduced", or "Streamline Refinance", or the document type is not provided.

Final Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.013%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file,"
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL state and the required disclosures are missing as follow.
IL Collateral Protection Insurance Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5134710	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,519.49	01/04/2018	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	5.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	XXXX	XXXX	4.000%	XXXX	04/XX/2017	Financial Hardship	Review of updated title Report dated xx/xx/2018 shows the subject mortgage was originated xx.
The chain of assignment is complete as the subject mortgage is currently xx.
No active judgment or liens are found pending.
As per updated title report, combined taxes for the year of 2017, 1st & 2nd installment was paid in the total amount of $1519.49. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2018 in the amount $915.87 which was applied to xx/xx/2018. The next due date is xx/xx/2018. The payment was received as per modification agreement. As per payment history, the current UPB is being reflected the amount of xx.	Collections Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/2018 by attorney. No further details are available.
As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2018 in the amount $915.87 which was applied to xx/xx/2018. The next due date is xx/xx/2018. The payment was received as per modification agreement.  As per payment history, the current UPB is being reflected the amount of xx.
Borrower has filed bankruptcy under Chapter 7, case # xx on xx. The case was discharged  and terminated on xx/xx/2011.
The reason for default is excessive obligations.
As per servicing comment subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral xx/xx/2018 by attorney. No further details are available.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 7, case # xx. The case was discharged  and terminated on xx/xx/2011.

This loan modification was done on xx/xx/2017 between the xx (Borrower) & xx (Lender). The amortization type is step and new unpaid Principal balance is xx and lender was agreed to deferred amount other than principal in the amount of xx and modification original rate is 4.000 % and Monthly P&I is $800.54. The modification payment start date is xx/xx/2017 and new maturity date is xx/xx/2057.	HUD-1 Closing Statement Mortgage Insurance Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-864.66 |----| -0.95651% Comment: The deferred balance amount is $89,532.19. However the tape shows that it is $90,396.85. Tape Source: Initial Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-864.66   Variance %: -0.95651%   Comment: The deferred balance amount is $89,532.19. However the tape shows that it is $90,396.85.   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 43   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The loan amortization type is step. However the tape shows that it is fixed.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.807%   Tape Value: 87.810%   Variance: -0.003%   Variance %: -0.00300%   Comment: The original CLTV ratio percent is 87.807%. However the tape shows that it is 87.81%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 87.807%   Tape Value: 87.810%   Variance: -0.003%   Variance %: -0.00300%   Comment: The original CLTV ratio percent is 87.807%. However the tape shows that it is 87.81%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444321000000   Tape Value: 543210000000000009999999   Variance:    Variance %:    Comment: The pay history string reversal is 44443210000000. However the tape shows that it is 543210000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000123444   Tape Value: 999999900000000000032345   Variance:    Variance %:    Comment: The pay history string reversal is 000000123444. However the tape shows that it is 999999999999.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: The purpose of refinance is cash out-other. However the tape shows that it is Lower rate or term.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: 1 (Days)   Variance %:    Comment: The referral date is xx/xx/2018. However the tape shows that it is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. however, estimated HUD-1 is available in the loan file (Doc locator#CLS016_HUD-I Settlement Statement - SIGNED_09082018_73330144)."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA "Title Services and Lender Title Insurance" (1101) validation test.
The loan provides a value of $1,137.22 for "Title Services and Lender Title Insurance." However, the sum of all component fees, $1,187.22, does not equal the value entered for "Title Services and Lender Title Insurance." There is a difference of $-50.00.
If any "Title Services and Lender Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Title Services and Lender Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender Title Insurance." This is necessary in order to correctly calculate the loan finance charge and
APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA "Title Services and Lenders Title Insurance" (1101) validation test."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2989540	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,618.00	09/27/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	10/11/2017	XXXX	Not Applicable	7.750%	XXXX	11/XX/2017	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/2007.
There is an active senior mortgage prior to the subject mortgage in the favor of xx which was recorded on xx in the amount of xx.
No active liens and judgments have been found.
The combined first installment taxes of 2018 have been paid in the amount of $1784.00.
The combined second installment taxes of 2018 are due in the amount of $1784.0.
No delinquent taxes have been found for the prior year.

According to payment history, the borrower is current with the loan and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,449.39 which was applied to xx/xx/2018. The UPB reflected is in the amount of xx. The borrower has been making payments as per modification agreement.	Collections Comments:The review of the collection comment shows that the loan is being performed and the next due date for the payment is xx/xx/2018. According to payment history, the borrower is current with the loan and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,449.39 which was applied to xx/xx/2018. The UPB reflected is in the amount of xx. The borrower has been making payments as per modification agreement. According to the modification, the loan was modified on xx/xx/2017 between the borrower xx and Lender xx. The loan has been modified once since origination. According to the PACER, the borrower had filed the bankruptcy under chapter-13 with the case# xx. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2014 with the secured claim amount of $XXXX and the arrearage amount is $139.03. According to the modified chapter 13 plan, the debtor will pay the trustee $480.00 per month for 46 months beginning January 2014 for a total of $XXXX; then $839.00 per month for 14 months beginning November 2017 for a total of $XXXX, for a grand total of $XXXX. The bankruptcy was discharged on xx/xx/2018. The date of the last filing bankruptcy was xx/xx/2018. The comment dated xx/xx/2014 states that the reason for default was an excessive obligation. No damage and repairs have been found. No information pertaining to foreclosure have been found. The borrower wants to retain the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter-13 with the case# xx. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2014 with the secured claim amount of $XXXX and the arrearage amount is $139.03. According to the modified chapter 13 plan, the debtor will pay the trustee $480.00 per month for 46 months beginning January 2014 for a total of $XXXX; then $839.00 per month for 14 months beginning November 2017 for a total of $XXXX, for a grand total of $XXXX. The bankruptcy was discharged on xx/xx/2018. The date of the last filing bankruptcy was xx/xx/2018.	According to the modification, the loan was modified on xx/xx/2017 between the borrower xx and Lender xx. The new modified principal balance as per modification is in the amount of xx with the interest rate of 7.750 % and the borrower promises to pay P&I in the amount of $921.26 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. The modification does not contain balloon payment. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The list of service provider's disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Minnesota. The following disclosures are missing from loan file.
1.MN Notice of Right to Discontinue Escrow.
2.Interest Rate or Discount Point Agreement.
3.Conditional Qualification/Approval Disclosure.
4.Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "As per the final HUD-1, the settlement date is xx/xx/2002 which is different from the Note date of xx/xx/2002."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10726451	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,339.34	09/05/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	11/01/2014	XXXX	XXXX	2.000%	XXXX	11/XX/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2018, the subject mortgage was originated on xx. The chain of assignment has been completed. The latest assignment is from xx., which was recorded on xx/xx/2014. There is a Municipal Lien against the subject property which was recorded on xx/xx/2017 in favor of xx in the amount of $92.81. The 2018-19 1st and 2nd installment taxes have been due in the amount of $2339.34. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount $1,038.02 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $631.00 and PITI is $1,038.02. The borrower has been making his payments as per the 2014 mod agreement.	Collections Comments:As per the collection comments, the borrower is current with the loan and next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount $1,038.02 which was applied for xx/xx/2018. According to the review of the PACER report, the borrower Frederick Charles Barrett had filed for bankruptcy under chapter-13 with the case#xx. However, the debtor was discharged on xx/xx/2018 and the case was terminated on xx/xx/2018. The RFD is curtailment of income. The loan was modified once since origination and the borrower has been making his payments as per the 2014 mod agreement. The current occupancy is unable to determine. As per Collection comment dated xx/xx/2015, the property had damages due to Earthquake. The estimated cost of repairs has not been provided. No comments have been found stating these damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the PACER report, the borrower Frederick Charles Barrett had filed for bankruptcy under chapter-13 with the case#xx. The plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2015 for the secured claim amount of $XXXX and the arrearage amount is $5,640.43. As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $XXXX and the amount of claim without deducting the value of the collateral is $XXXX. However, the debtor was discharged on xx/xx/2018 and the case was terminated on xx/xx/2018.	This Step modification agreement was signed between the borrower xx and lender xx, dated on xx/xx/2014. The UPB is xx. The borrower promises to pay P&I of $631.13 with a modified interest rate of 2.000%, beginning from xx/xx/2014 and the maturity is dated xx/xx/2054. There is a deferred balance of amount $XXXX and the interest-bearing amount is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Age of Loan Loan Value: 177 Tape Value: 178 |---| -1 |----| -0.56179% Comment: Age of Loan is 177. However, the tape data reflects 178. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the PACER report, the borrower had filed Bk. Tape reflects as No.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Discharged   Tape Value: Lift Stay - Granted   Variance:    Variance %:    Comment: As per the PACER report, the bankruptcy was discharged.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the mod, the Loan Amortization Type is Step. however, the tape data reflects Fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2014   Variance: 31 (Days)   Variance %:    Comment: As per the mod, the mod step 1 date is xx/xx/2014. Tape reflects as xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 31 (Days)   Variance %:    Comment: As per the mod, the Mod Step 2 Date is xx/xx/2019. However, the tape data reflects xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: 31 (Days)   Variance %:    Comment: As per the mod, the Mod step 3 Date is xx/xx/2020. However, the tape data reflects xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: 31 (Days)   Variance %:    Comment: As per the mod, the Mod Step 4 Date is xx/xx/2021. However, the tape data reflects xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: 480   Tape Value: 613   Variance: -133   Variance %: -21.69657%   Comment: As per the modification agreement, the Modification Stated Term 480.However, the tape data reflects 613.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the note, there is no Neg. Amort Potential. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 00000000011100876543333   Variance:    Variance %:    Comment: As per the Payment History String is 00000000001. However, the tape data reflects 000000000001110087563333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000   Tape Value: 33334567810111000000000'   Variance:    Variance %:    Comment: As per the Payment History String Reversed is 100000000000. However, the tape data reflect 33334567801000000.   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 32.367%   Tape Value: 39.246%   Variance: -6.879%   Variance %: -6.87900%   Comment: As per the application, the Post-Close DTI is 32.367%. however, the tape data reflects 39.246%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2033   Variance: 7700 (Days)   Variance %:    Comment: As per the note, the Stated Maturity Date is xx/xx/2054. However, the tape data reflects xx/xx/2033.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: The final TPOL doesn't reflect any junior lien. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2004 was found at location ” 1696658224_311520_LOAN pg#23”. Copy of Note is available in the same file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at CA State. The following state disclosures are missing from the loan files.

1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure for condominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx/xx/2003 and the HUD-1 was dated xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55490784	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,324.96	09/14/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/2018 shows that the subject mortgage is on xx.
No single assignment is found for the subject mortgage.
No active judgments or liens found are available in the updated title report.
2017-2018 year annual County taxes of $8,324.96 were paid in full and no prior delinquency found in the report.	The review of updated payment history as of xx/xx/2018, the subject loan is currently performing well and the next due date of payment is xx/xx/2018. The last payment (P&I) was received on xx/xx/2018 in the amount of $1,715.72 for the due date of xx/xx/2018. The UPB as of the date is mentioned in the updated payment history is in the amount of xx. Borrower is currently making payments according to the original Note terms.	Collections Comments:The review of updated payment history as of xx/xx/2018, the subject loan is currently performing well and the next due date of payment is xx/xx/2018. The last payment (P&I) was received on xx/xx/2018 in the amount of $1,715.72 for the due date of xx/xx/2018. The UPB as of the date is mentioned in the updated payment history is in the amount of $XXXX. Borrower is currently making payments according to the original Note terms.
No evidence of post closing foreclosure has been found.
The joint debtor, xx filed Bankruptcy under chapter-13 with thecase# xx.
Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $0.00 out of total claim in the amount of xx
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2016, the total arrearage of $XXXX will be paid through pro-rata without interest and the debtor will make current monthly payments of $2,510.00 directly to the creditor and this plan was confirmed on xx/xx/2016.
The POC was filed on xx/xx/2016 with the secured claim of $XXXX with an arrearage of $XXXX.

No evidence of damage or repair has been found. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtor, xxfiled Bankruptcy under chapter-13 with thecase#xx.
Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $0.00 out of total claim in the amount of $XXXX (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is xx.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2016, the total arrearage of $XXXX will be paid through pro-rata without interest and the debtor will make current monthly payments of $2,510.00 directly to the creditor and this plan was confirmed on xx/xx/2016.
The POC was filed on xx/xx/2016 with the secured claim of $XXXX with an arrearage of $XXXX.
Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: 33 Tape Value: 34 |---| -1 |----| -2.94117% Comment: Age of loan is 33, tape shows 34 Tape Source: Initial Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2030   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Stated Term   Loan Value: Not Applicable   Tape Value: 180   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 00000000300112334344432   Variance:    Variance %:    Comment: Payment string as per pay history is 000000000000 however tape data shows 2344443433111000300000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000   Tape Value: 23444343311100300000000'   Variance:    Variance %:    Comment: Payment string as per pay history is 000000000000 however tape data shows 2344443433111000300000000000   Tape Source: Initial   Tape Type:
Field: Post-Close DTI per 1003   Loan Value: 44.072%   Tape Value: 43.735%   Variance: 0.337%   Variance %: 0.33700%   Comment: Post-close DTI per 1003 is 44.072%, tape shows 43.73%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash out, tape shows Refinance Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The CE risk indicator is "Elevated" as this loan failed the qualified mortgage DTI threshold test.
This loan has a qualified mortgage DTI of 47.186% as the Borrower income was $6,836.07 and total front and back expenses are in the amount of $3,012.78 per LP (Locator#1735628903_312688_LOAN   Page#199) and risk class for LP is mentioned as Accept/Eligible."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89680569	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$998.53	09/13/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	04/01/2013	XXXX	XXXX	5.125%	XXXX	04/XX/2013	Financial Hardship	The review of the pro-title dated xx/xx/2018 reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed.  The latest assignment is from, xx.
There is an active State Tax lien against the borrowerxx in the amount of $XX with xx  which was recorded on xx/xx/2014. The property address on the document is not given on the document. However, SSN# has not been provided to check the validity of the lien.
 There are five Civil Judgments against the borrower which are as follows.
1.The first civil judgment against the borrower xx in the favor of  xx  in the amount of $XX, recorded on xx/xx/2008.
2.The second civil judgment against the borrower xx in the favor of  xx.  in the amount of $XX, recorded on xx/xx/2010.
3.The third civil judgment against the borrower xx in the favor of  xx in the amount of $XX, recorded on xx/xx/2014.
4.The fourth civil judgment against the borrowerxx in the favor of  xx  in the amount of $XX, recorded on xx/xx/2010.
5.The fifth civil judgment against the borrower xx in the favor of  xx.  in the amount of $XX, recorded on xx/xx/2010.

2018 combined 1st installment taxes are paid in the amount of $529.27.
2018 combined 2nd  installment taxes are due in the amount of $469.26.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2018, the borrower is currently delinquent for 23 months and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $825.78, which was applied to xx/xx/2017. The UPB reflected in the latest payment history is in the amount ofxx. The borrower has been making payment as per the Modification on xx/xx/2013.

Collections Comments:The loan is currently in active in Bankruptcy and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $825.78, which was applied to xx/xx/2017. The UPB reflected in the latest payment history is in the amount of $XXXX. The borrower has been making payment as per the Modification in 2013. Unable to determine the reason for default from the servicing comment.
The loan has been modified only once since origination. But the borrower is making payment as per Modification in 2013 which was effective on xx/xx/2013, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $825.78 with the rate of interest 5.125%, beginning from xx/xx/2013 till the maturity date xx/xx/2043.  The new principle balance stated in the Modification is in the amount of $XXXX. The deferred amount has been given in the modification as $XXXX. Hence, the interest-bearing amount is $XXXX. This modification does not contain any balloon provision.
 The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. The complaint filed date is unavailable. The judgment hearing and entered date is unavailable.
The sale was schedule on xx/xx/2018 but it was put on hold due to bankruptcy.
Also, the servicing comments dated xx/xx/2015 reflects the litigation has been filed and the foreclosure is on hold due to litigation. However , the latest servicing comments dated xx/xx/2018 reflects that the litigation has been resolved .
The borrower had filed bankruptcy under chapter-13 with the case# xx and the plan was confirmed on xx/xx/2017. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $2199.78 for the period of 60 months for the total amount of $131986.8 to the trustee. The POC was filed on xx/xx/2016 with the POC amount $XXXX and the amount of arrearage is $XXXX.As per schedule D of Voluntary Petition filed on xx/xx/2016,  shows that the amount of claim is $XXXX without deducting the value of the collateral as $XXXX and value of the collateral as $XXXX, however, the unsecured portion is $XXXX.As per the servicing comment, the condition of the property is unable to determine.
As per the servicing comments dated xx/xx/2018 , there was storm on xx/xx/2018 and  the subject property was damaged due to storm and borrower has requested for check. However , the amount of damage and exact nature of damage are unable to determine as per servicing comments.The further comments reflects that 90% of structural repairs has been completed.No further details has been found.Also, no bpo and inspection report are available.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. The complaint filed date is unavailable. The judgment hearing and entered date is unavailable.
The sale was schedule on xx/xx/2018 but it was put on hold due to bankruptcy chapter-13 with the case# xx on xx and the plan was confirmed on xx/xx/2017.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $2199.78 for the period of 60 months for the total amount of $131986.8 to the trustee. The POC was filed on xx/xx/2016 with the POC amount $XXXX and the amount of arrearage is $XXXX.
As per schedule D of Voluntary Petition filed on xx/xx/2016,  shows that the amount of claim is $XXXX without deducting the value of the collateral as $XXXX and value of the collateral as $XXXX, however, the unsecured portion is $XXXX.

The Loan modification agreement was made on xx/xx/2013, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $825.78 with the rate of interest 5.125%, beginning from xx/xx/2013 till the maturity date xx/xx/2043. The new principle balance stated in the Modification is in the amount of $XXXX. The deferred amount has been given in the modification as $XXXX. Hence, the interest-bearing amount is $XXXX. This modification does not contain any balloon provision. The loan has been modified only once in 2013.

Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Foreclosure Status Loan Value: Awaiting Sale Tape Value: Service Completed |---| |----| Comment: As per Service comments the foreclosure status is Awaiting Sale.However tape reflect it as Service Completed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: As per servicing comment the current legal status is Bankruptcy.However tape reflect it as Foreclosure.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 19 (Days)   Variance %:    Comment: As per Mod the last mod date is xx/xx/2013.However tape reflect it as xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 44444FFFFFFFFFFFFFFF0000   Variance:    Variance %:    Comment: As per the Payment History, the string is 444444444444 .However tape reflect it as 4444FFFFFFFFFFFFFFFFFFF0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 0000FFFFFFFFFFFFFFF44444   Variance:    Variance %:    Comment: As per the Payment History, the Reversed string is 444444444444.However tape reflect it as 0000FFFFFFFFFFFFFFFFFF44444.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value:xx Variance: $-842.81 Variance %: -0.52002% Comment: As per Payment History, the UPB is $161,229.52. However, tape reflects it as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prepayment Term Test: FAIL Loan Data 36 Months Comparison Data 0 Months Variance 36 Months

The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosure is missing from the loan file.

1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98107038	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$106.99	09/20/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage was originated xx.
There is a civil judgement against xx in the amount of $3,330.66 recorded on xx/xx/2015.
The chain of assignment is complete as the last assignee is xx.
The taxes for the year 2017 are paid in the amount of $294.77 and taxes for the year 2018 are due on xx/xx/2018 in the amount of $294.77. There are no prior delinquent taxes found open.	The review of the payment history shows that the borrower is not making regular payment and the borrower is 15 months delinquent. The last payment was received on xx/xx/2018 in the amount of $456.56, which was applied to xx/xx/2017 payment. The next due date is xx/xx/2017. The UPB as per payment history is $XXXX.	Collections Comments:The borrower is not making regular payment and the borrower is 15 months delinquent. The last payment was received on xx/xx/2018 in the amount of $456.56, which was applied to xx/xx/2017 payment. The next due date is xx/xx/2017. The UPB as per payment history is $XXXX.
The foreclosure was initiated and file was referred to attorney on xx/xx/2015. However the foreclosure was put on hold because the borrower has filed bankruptcy on xx/xx/2015. The bankruptcy is still active and further action is waited.
xx has filed the bankruptcy under chapter 13, case # xx. The chapter 13 plan was confirmed on xx/xx/2016.
The taxes for the year 2017 are paid in the amount of $294.77 and taxes for the year 2018 are due on xx/xx/2018 in the amount of $294.77. There are no prior delinquent taxes found open.
The property condition is good as per inspection report dated xx/xx/2018. There is no evidence found of damages or repairs to the subject property in the servicing comments.
Foreclosure Comments:The foreclosure was initiated and file was referred to attorney on xx/xx/2015. However the foreclosure was put on hold because the borrower has filed bankruptcy on xx/xx/2015. The bankruptcy is still active and further action is waited.
Bankruptcy Comments:xx has filed the bankruptcy under chapter 13, case # xx on xx/xx/2015. The chapter 13 plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2015 with claim amount of $XXXX and arrearage of $8,231.85.	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10730387	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,250.33	11/17/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	XXX	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx/xx/2018 shows that the subject mortgage is on xx.
No assignments for subject mortgage has been found.
There is a junior mortgage in the amount of xx with xx.
There is a junior Credit Card Judgment in the amount of $XX with xx.
There are two Hospital, Medical or Attorney Lien in the total amount of $XX recorded with xx.
The taxes for the year 2018 fourth half and 2019 first and second half are due in the amount of $6,250.33.	Payment history as of xx/xx/2018 shows that the payment is due for more than 120 days. Last payment was received on xx/xx/2017 in the amount of $2,212.29 for due date xx/xx/2017. Next due date is xx/xx/2017. UPB as per pay history is $XXXX. Borrower made latest payments as per Note terms.	Collections Comments:Review of loan file and servicing comment shows that the payment is due for more than 120 days. Last payment was received on xx/xx/2017 in the amount of $2,212.29 for due date xx/xx/2017. Next due date is xx/xx/2017. UPB as per pay history is $XXXX. Borrower made latest payments as per Note terms.
No evidence of post closing foreclosure has been found.
xx filed bankruptcy CH 7 case # xx. As per motion for relief from stay filed on xx/xx/2018 borrower wants to retain the property. Reaffirmation agreement was filed on xx/xx/2018.
BK got debtor discharged on xx/xx/2018  and Joint debtor discharged on xx/xx/2018.
No evidence of damage or repair is found. It seems property is in good condition. The occupancy is occupied by an unknown party as per the inspection report.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx filed bankruptcy CH 7 case # xx. As per motion for relief from stay filed on xx/xx/2018 borrower wants to retain the property. Reaffirmation agreement was filed on xx/xx/2018 which the mentions the collateral as 2016 GMC Yukon and the amount of debt agreed to reaffirm is $9,723.00.
BK got debtor discharged on xx/xx/2018 and Joint debtor discharged on xx/xx/2018.	Not Applicable	Missing Initial LE	Field: Mod Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2046 |---| |----| Comment: No MOD since origination. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 444444432112   Tape Value: ba98765432344321000001--   Variance:    Variance %:    Comment: Payment string as per pay history is 444444432112, however tape data shows ---100000143443566698ab   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 211234444444 Tape Value: --10000014344323456989ab Variance: Variance %: Comment: Payment string as per pay history is 211234444444, however tape data shows ---100000143443566698ab Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Initial LE (Lvl 4) "Missing Initial LE dated xx/xx/2016. Unable to test fee tolerances for 10% or 0% change rules."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Missing Initial LE dated xx/xx/2016 which would be used to establish compliance with RESPA delivery requirement and set baseline fees for TRID fee testing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial loan estimate delivery date test (prior to consummation) due to missing Initial LE dated xx/xx/2016. (12 CFR §1026.19(e)(1)(iii)(B)"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Missing Initial LE dated 0xx/xx/2016. Unable to test fee tolerances for 10% or 0% change rules."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42283654	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$788.83	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/17/2016	XXXX	Not Applicable	4.000%	XXXX	05/XX/2016	Financial Hardship	The review of the updated title report dated xx/xx/2018, shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx.
 There is a junior mortgage active in the favor of xx. in the amount of xx recorded on xx/xx/2000 and maturity date is xx/xx/2012; however no release and satisfaction document found.
There is code enforcement lien active in the favor of xx amount not provided recorded on xx/xx/2003.
2018 County Annual taxes is due in the amount of $ 788.83.
2017 County Annual taxes have been paid in the amount of $ 788.83.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 25 months. Unable to determine the last payment received date, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $258.63and PITI is in the amount of $258.63. The UPB reflected as per the payment history is in the amount of $61,883.02.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for 25 months. Unable to determine the last payment received date, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $258.63and PITI is in the amount of $258.63. The UPB reflected as per the payment history is in the amount of $XXXX. The loan was modified on xx/xx/2016 in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of $XXXX with interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $258.63 beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.
The foreclosure was initiated and the file was referred to the attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The comment dated xx/xx/2017 states that the foreclosure sale was scheduled on xx/xx/2017. The comment dated xx/xx/2017 states that the bidding starts from $XXXX. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found. According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is $XXXX and the arrearage amount is $XXXX. The debtor shall pay to the trustee $1630.00 for 60 months.
The servicing comment from xx/xx/2011 to xx/xx/2018 reflects the subject property was damaged due to hurricane. As per comment dated xx/xx/2016, the loss draft check was received on xx/xx/2016 in the amount of $3578.41 for wind damage and the date of loss was xx/xx/2016. However, the further comment dated xx/xx/2016 states that the claim amount of $3578.41 (CHECK #64073552) to be released due to no any contractor will work on this property without money provided upfront. The borrower called to verify draw status and said that the insurance company did not pay the full claim amount. Also the comment reflects that the house is condemned. The comment dated xx/xx/2016 shows the county to charge for demolition of the home. The roof is being repaired. However, the emergency draw has not been released. The comment dated xx/xx/2017 shows Assurant send a check for $3875.77 and the notification of payment was received. However, the further comment dated xx/xx/2017 and xx/xx/2017 states that the updated claim amount is $7454.18 and select the option to waive contractor’s license as not needed in North Carolina for repairs on adjuster’s worksheet under $XXXX. No further information is available.

Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The comment dated xx/xx/2017 states that the foreclosure sale was scheduled on xx/xx/2017. The comment dated xx/xx/2017 states that the bidding starts from $XXXX. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.

Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is $XXXX and the arrearage amount is $XXXX. The debtor shall pay to the trustee $1630.00 for 60 months.	According to the modification, the loan was modified on xx/xx/2016 in between the borrowerxx and lender xx. The new modified principal balance per modification is in the amount of $XXXX with interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $258.63 beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data:0.000% Comparison Data:7.264% Variance:-7.264%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data:0.000% Comparison Data:7.264% Variance:-7.264%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.264%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following state disclosures are missing in the loan files.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39997572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,913.32	08/23/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2018 shows that the mortgage xx. The chain of assignment is completed with xxC currently.
There is a Hospital/Medical Lien in the amount of xx in the favor of xx which was recorded on xx/xx/2018.
The taxes for the year 2018 fourth half are due in the amount of $1,913.32.
Review of the payment history states that the borrower has been delinquent for more than 17 months. The last payment was received in the amount of $2,279.62 which was applied to due date xx/xx/2017, and the next due date is xx/xx/2017. Current UPB reflects in the amount of $300,395.14.	Collections Comments:The loan is due for more than 17 months. The last payment was received in the amount of $2,279.62 which was applied to due date xx/xx/2017, and the next due date is xx/xx/2017. Current UPB reflects in the amount of xx.
The borrower filed bankruptcy under chapter 13 case#xx.
Foreclosure was initiated in the loan and was put on hold due to bankruptcy.
The comments states that the sale was postponed from xx/xx/2018 to xx/xx/2018.
The updated title report states that there is a Hospital/Medical lien and the taxes for the year 2018 fourth half are due.
The occupancy is occupied by an unknown party and no damages were found as per the inspection report.
Foreclosure Comments:Foreclosure was initiated in the loan and was put on hold due to bankruptcy. The Notice of Lis Pendens was filed on xx/xx/2017. The comments states that the sale was postponed from xx/xx/2018 to xx/xx/2018. The judgment was entered on xx/xx/2018.

Bankruptcy Comments:The borrower filed bankruptcy under chapter 13 case#xx. The POC filed on xx/xx/2018 which states that the POC amount is $XXXX and the amount of arrearage is $XXXX.  Plan confirmed on 10/11/18.
Not Applicable	Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is Moderate as the loan is failing TILA Finance Charge Test as loan data is $240,553.04, Comparison data is $242,174.04 and Variance is -$1,621.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance fails for TILA Finance Charge Test as loan data is $240,553.04, Comparison data is $242,174.04 and Variance is -$1,621.00"
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
																																																																																								* Qualified Mortgage DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "This loan is failing Qualified Mortgage DTI Threshold Finding. The borrower has total monthly income of $6,097.00 and has total expenses in the amount of $4,190.93 hence DTI becomes 68.73% which exceeds threshold of 43%. However one of the underwriting screen image is available at "MSC001_Miscellaneous Origination_09092018_73038321 pg#43/46" which states that the loan was submitted under HARP and is HARP eligible. It means the loan can qualify as Safe Harbor and would eligible for delivery to Fannie/Freddie."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72187005	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$645.80	02/21/2017	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
There is a senior mortgage open against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2007.
There is a civil judgment against Karen Hence in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
2018 combined annual taxes have been paid in the amount of $645.80.	The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2014 to till date. The delinquency has been for 55 months. The current P&I is $398.35 and rate of interest is 5.625%. The current unpaid principal balance is in the amount of $51603.57. The last payment was made by borrower as per the Note.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2014 to till date. The delinquency has been for 55 months. The current P&I is $398.35 and rate of interest is 5.625%. The current unpaid principal balance is in the amount of $51603.57. The last payment was made by borrower as per the Note.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2014. Foreclosure was referred to attorney, which was completed on xx/xx/2014. Foreclosure complaint was filed on xx/xx/2015 with case #xx. Again, lis pendens was filed on xx/xx/2016 with case#xx. But foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2016 and this case was closed on xx/xx/2017. Again, foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2017 under chapter with the case#xx and this case was closed on xx/xx/2018. Collection comment dated xx/xx/2018 states that sale is schedule for xx/xx/2018. We are unsure about the outcome of the sale as we have comments till xx/xx/2018.
According to the PACER, the Karen Lynette Hence  (borrower) had filed for bankruptcy under chapter-13 with the case#xx  and the plan was confirmed on xx/xx/2017. Schedule D in voluntary petition dated xx/xx/2017 states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXX. However, unsecured portion remained as $0.00. POC was filed by Seterus, Inc on xx/xx/2018, in the secured claim amount $XXXX and an arrearage in the amount of $XXXX. This case was dismissed on xx/xx/2018 and was terminated on xx/xx/2018.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2014. Foreclosure was referred to attorney, which was completed on xx/xx/2014. Foreclosure complaint was filed on xx/xx/2015 with case # xx. Again, lis pendens was filed on xx/xx/2016 with case#xx. But foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2016 and this case was closed on xx/xx/2017. Again, foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2017 under chapter with the case#xx and this case was closed on xx/xx/2018. Collection comment dated xx/xx/2018 states that sale is schedule for xx/xx/2018. We are unsure about the outcome of the sale as we have comments till xx/xx/2018.
Bankruptcy Comments:According to the PACER, the xx (borrower) had filed for bankruptcy under chapter-13 with the case#xx and the plan was confirmed on xx/xx/2017. Schedule D in voluntary petition dated xx/xx/2017 states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXX. However, unsecured portion remained as $0.00. POC was filed by xx on xx/xx/2018, in the secured claim amount $XXXX and an arrearage in the amount of $XXXX. This case was dismissed on xx/xx/2018 and was terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to,
1. This loan failed the TILA APR test.
2. This loan failed the TILA finance charge test.
3. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test failed due to,
1. This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.944%. The disclosed APR of 5.804% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

2. This loan failed the TILA finance charge test.
The finance charge is $76,787.14. The disclosed finance charge of $75,768.44 is not considered accurate because it is understated by more than $100.

3. This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $76,787.14. The disclosed finance charge of $75,768.44 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94816551	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,517.36	10/16/2017	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	02/01/2014	XXXX	XXXX	2.000%	XXXX	02/XX/2014	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of assignment has been completed. The last assignment was done From xx. To xx, which was recorded on xx/xx/2014.
There is one Junior Civil Judgment against the borrower xx in the favor of xx, Which was recorded on xx/xx/2007. However, the amount is not available.
There is one state tax Lien Against xx  (State Tax Lien or Warrant) which was recorded on xx/xx/2018 in the favor of xx for the amount of $ XX.

The County first installment taxes for the Year 2018-2019  have been paid in the Amount of $ 1,258.68.
The Combined Second installment taxes for the Year 2018-2019  have due in the Amount of $ 1,258.68.

No Prior Year Delinquent Taxes Have Been Found.

As per the review of payment history, the borrower is delinquent for 15 months the next due for payment is xx/xx/2017. The last payment was received on xx/xx/2017, in the amount of $531.19 with an interest rate of 2.000 % and PITI is in the amount of $824.95. The UPB reflecting is in the amount of $200,752.24. However, the borrower has been making the payment as per current modification which was Executed on xx/xx/2014.	Collections Comments:As per the review of servicing comments as of xx/xx/2018 the loan is in Bankruptcy. As per seller tape data, the foreclosure was initiated in 2017 and the file referred to an attorney on xx/xx/2017. The Complaint was filed on xx/xx/2018 and the foreclosure judgment was entered on xx/xx/2018. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13plan case# xx. As per Collection comment, no further details are found regarding the foreclosure status. As we have collection comments till xx/xx/2018.
The borrower xx had filed bankruptcy under chapter 13plan case#  xx. As per voluntary petition Schedule D amount of claim without deducting the value of the collateral $XXXX and the Value of collateral $XXXX.However, the unsecured portion is $0.00.The xx, had filed POC on xx/xx/2018 with a secured claim amount $XXXX and the arrears of $XXXX. bankruptcy document does not reflect cramdown.

This  Step modification agreement was signed between xx with the xx.on xx/xx/2014. The Unpaid principal Balance is $XXXX with an interest rate of 2.000%. The borrower promises to pay the monthly  P&I of $531.19 beginning from xx/xx/2014 with a maturity date of xx/xx/2054. As per modification document interest bearing amount is in the amount of $XXXX and deferred balance is $XXXX. The loan has been modified Twice since origination. However, the borrower has been making the payment as per current modification which was Executed on xx/xx/2014.
the borrower is delinquent for 15 months the next due for payment is xx/xx/2017. The last payment was received on xx/xx/2017, in the amount of $531.19 with an interest rate of 2.000 % and PITI is in the amount of $824.95. The UPB  reflecting is in the amount of $XXXX.  However, the borrower has been making the payment as per current modification which was Executed on xx/xx/2014.
As per Servicing comment dated xx/xx/2018 the reason for default is  Curtailment Of Income.
According to collection comment dated xx/xx/2018, the property is Owner occupied. And the borrower Intent to keep the property. However, no further information is available to determine the current property condition and property type.

Foreclosure Comments:As per seller tape data, the foreclosure was initiated in 2017 and the file referred to an attorney on xx/xx/2017. The Complaint was filed on xx/xx/2018 and the foreclosure judgment was entered on xx/xx/2018. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13plan case#  xx. As per Collection comment, no further details are found regarding the foreclosure status. As we have collection comments till xx/xx/2018.
Bankruptcy Comments:As per the PACER report, xx had filed bankruptcy under chapter 13plan case#  xx. As per voluntary petition Schedule D amount of claim without deducting the value of the collateral $XXXX and the Value of collateral $XXXX.However, the unsecured portion is $0.00.The creditor xx, had filed POC on xx/xx/2018 with a secured claim amount $XXXX and the arrears of $XXXX. bankruptcy document does not reflect cramdown.

This Step modification agreement was signed between xx with the xx.on xx/xx/2014. The Unpaid principal Balance is $XXXX with an interest rate of 2.000%. The borrower promises to pay the monthly P&I of $531.19 beginning from xx/xx/2014 with a maturity date of xx/xx/2054. As per modification document interest bearing amount is in the amount of $XXXX and deferred balance is $XXXX. The loan has been modified Twice since origination. However, the borrower has been making the payment as per current modification which was Executed on xx/xx/2014.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration.
2. Affidavit of Disbursement.
3. First Time Buyers Affidavit.
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
5. Balloon Payment.
6. No Escrow Account.
7. Mandatory Binding Arbitration Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17289570	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,172.40	12/29/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	XXXX	XXX	6.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	12/01/2009	XXXX	XXXX	2.000%	XXXX	01/XX/2010	Financial Hardship	The review of updated title report dated on xx/xx/2018 shows the subject mortgage was originated on xx.
There is one junior mortgage against subject property in favor of xx in the amount of xx which was originated on xx and recorded onxx with  Book/Pg# xx.
The chain of assignment has been completed. Currently, the assignment is from xx.
The 2018 county 1st installment taxes are paid for xx/xx/2018 in the amount of $2,110.44.
The 2018 combined 2nd installment taxes are due for xx/xx/2018 in the amount of $2,061.96.
The 2019 taxes are due in the amount of $4,172.40.
No delinquent taxes are found.
The review of payment history as of xx/xx/2018 states that the borrower has been delinquent for 18 months and next payment due date is on xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $651.54 which was applied for the due date xx/xx/2017. The current unpaid principal balance is in the amount of $XXXX which was reflected in payment history. Currently the borrower has been making payment as per the modification agreement (Located- xx).	Collections Comments:According to servicing comment dated xx/xx/2018, Currently the loan is in active bankruptcy. The review of payment history as of xx/xx/2018 states that the borrower has been delinquent for 18 months and next payment due date is on xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $651.54 which was applied for the due date xx/xx/2017. The current unpaid principal balance is in the amount of $XXXX which was reflected in payment history. Currently the borrower has been making payment as per the modification agreement (Located- xx). According to modification agreement, the loan was modified on xx/xx/2009 between the borrower xx and lender xx. The new principal balance is xx and interest bearing amount is xx and deferred balance is $XXXX. The borrower promises to pay P&I $437.86 with interest rate 2.000 % beginning from xx/xx/2010. The rate changes in 4 steps ending at 4.875%. The maturity date as per modification is xx/xx/2049. The loan was modified once since origination.
Servicing comment dated xx/xx/2018 states that the reason for default is unemployment.
No foreclosure was initiated.
The borrower xx had filed for bankruptcy under chapter-13 with the case# xx.
Voluntary petition was filed on xx/xx/2018. As per voluntary petition document schedule D, the amount of claim without deducting value of collateral is $XXXX and the value of collateral that supports this claim is $XXXX and unsecured portion is $XXXX. No POC was filed by the lender. There is an order consolidating debtor’s cases and stating that all future pleadings to be docketed in lead case number xx. However, motion for relief has been referred to attorney on xx/xx/2018. No further information has been found. No information has been found related to cram down.
As per the servicing comment dated xx/xx/2018, the subject property is occupied by the unknown party.
As per servicing comments, no damages or repairs have been found to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx.
Voluntary petition was filed on xx/xx/2018. As per voluntary petition document schedule D, the amount of claim without deducting value of collateral is $XXXX and the value of collateral that supports this claim is $XXXX and unsecured portion is $XXXX. No POC was filed by the lender. There is an order consolidating debtor’s cases and stating that all future pleadings to be docketed in lead case number xx. However, motion for relief has been referred to attorney on xx/xx/2018. No further information has been found. No information has been found related to cram down.
																																																																																		According to modification agreement, the loan was modified on xx/xx/2009 between the borrower xx and lender xx. The new principal balance isxxand interest bearing amount is xx and deferred balance is xx. The borrower promises to pay P&I $437.86 with interest rate 2.000 % beginning from xx/xx/2010. The rate changes in 4 steps ending at 4.875%. The maturity date as per modification is xx/xx/2049. The loan was modified once since origination. Currently the payment was done as per the modification agreement (Located- xx).		xx	2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83951428	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,377.88	08/10/2018	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/29/2016	XXXX	Not Applicable	3.875%	XXXX	04/XX/2016	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The latest assignment is with xx.

Active mortgages, liens and judgments are as follows:
There are 2 State tax liens against xx. However, he is not on mortgage and he doesn’t have any interest in property. Hence, the liens are not considered.

No prior year delinquent taxes have been found. The 1st installment of 2017-2018 combined taxes is paid on xx/xx/2018 in the amount of $688.94. The 2nd installment of 2017-2018 combined taxes is due on xx/xx/2018 in the amount of $709.26.	According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 9 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $1,077.03 and PITI is in the amount of $1,625.37. The UPB reflected as per the tape data is in the amount of xx. The borrower has been making payments as per the modification agreement.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2018, the borrower is currently delinquent for 9 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $1,077.03 and PITI is in the amount of $1,625.37. The UPB reflected as per the tape data is in the amount of $XXXX. The borrower has been making payments as per the modification agreement.

The loan was modified on xx/xx/2016 between the borrowers xx and xx. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 3.875 % and the borrower promises to pay P&I in the amount of $1,077.03 beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount or deferred balance. This loan was modified once.

The reason for default is unemployment of the borrower and illness of family. The comment dated xx/xx/2018 the subject property has been occupied by an unknown party. The borrower's intention is to keep the property. However  no damages or repairs are found.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold xx/xx/2018, as the borrower filed bankruptcy on xx/xx/2018. The bankruptcy is still active. No further details have been found.

According to the PACER, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is $XXXX and the arrearage amount is $XXXX. The plan was confirmed on xx/xx/2018. As per the confirmed plan, the debtor shall pay the trustee $2,450.00 for 60 months under chapter 13. The schedule D of Voluntary Petition does not show any unsecured portion. There is no comment indicating a cram down.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold xx/xx/2018, as the borrower filed bankruptcy on xx/xx/2018. The bankruptcy is still active. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2018, the POC amount is $XXXX and the arrearage amount is $XXXX. The plan was confirmed on xx/xx/2018. As per the confirmed plan, the debtor shall pay the trustee $2,450.00 for 60 months under chapter 13. The schedule D of Voluntary Petition does not show any unsecured portion. There is no comment indicating a cram down.	The loan was modified on xx/xx/2016 between the borrowers xx and xx. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 3.875 % and the borrower promises to pay P&I in the amount of $1,077.03 beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount or deferred balance. This loan was modified once.	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Mortgage Insurance Origination Appraisal Right of Rescission	Field: Payment History String Loan Value: 444444444444 Tape Value: 000011101110101000000001 |---| |----| Comment: The Payment reflects the Payment History String as 444444444444. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 100000000101011101100000   Variance:    Variance %:    Comment: The Payment History String reversed is 444444444444.     Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 along with itemization is missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per note the loan is fixed conventional loan however the MI document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal at the time of origination is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35118651	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$13.00	$15,763.00	11/30/2017	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	05/23/2017	XXXX	XXXX	3.250%	XXXX	06/XX/2017	Financial Hardship	The review of the updated title report dated xx/xx/2018 shows that the subject mortgage originated on xx. The chain of assignment is complete. Last assignment from xx. Annual county property taxes for the year 2018 were paid as of xx/xx/2018 in the amount of $7,881.70. Other tax in the amount of $13 is delinquent which was due on xx/xx/2018.
The subject mortgage is at Second lien position. ECB lien exists against the subject property in the amount of xx. The subject property is located in New York (super lien state). There can be possibility of foreclosure due to this unpaid non mortgage lien.	The review of payment history as of xx/xx/2018 states that the borrower has been delinquent for 8 months and next payment due date is on xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $1,873.16 which was applied for the due date xx/xx/2017. The current unpaid principal balance is in the amount of $XXXX which was reflected in payment history.	Collections Comments:The Loan is in active foreclosure. The review of payment history as of xx/xx/2018 states that the borrower has been delinquent for 8 months and next payment due date is on xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $1,873.16 which was applied for the due date xx/xx/2017. The current unpaid principal balance is in the amount of xx which was reflected in payment history.
The servicing comment dated xx/xx/2018 states that the subject property is occupied by unknown party with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower is not making regular payments as per loan modification. The loan was modified once since origination. Loan Modification agreement was made between borrower xx and xx. (loan servicer for xx) on effective date of xx/xx/2017.
The borrower had given promise to pay the UPB of $XXXX with interest rate of 3.250% with P&I of $1,873.16 with fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of $XXXX on the maturity date on xx/xx/2057. The UPB that has been amortized is $XXXX as an interest bearing amount.
Available servicing comments state that the foreclosure was initiated on the subject property which was referred to the attorney on xx/xx/2018. The foreclosure was put on hold due to letter/demand letter/ NOI expiration on xx/xx/2018.
The lien position of the loan is other due to ECB lien exists against the subject property in the amount of xx. The subject property is located in New York (super lien state). There can be possibility of foreclosure due to this unpaid non mortgage lien.
Some other tax in the amount of $13 is delinquent, which was due on xx/xx/2018.
No information pertaining to bankruptcy has been found.

Foreclosure Comments:Available servicing comments state that the foreclosure was initiated on the subject property which was referred to the attorney on xx/xx/2018. The foreclosure was put on hold due to letter/demand letter/ NOI expiration on xx/xx/2018.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx and xx. (loan servicer for xx) on effective date of xx/xx/2017. The borrower had given promise to pay the UPB of xx with interest rate of 3.250% with P&I of $1,873.16 with fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of $XXXX on the maturity date on xx/xx/2057. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Does Lander G/L require MI? is N/A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 444444444012   Tape Value: 000000011101100100000000   Variance:    Variance %:    Comment: The Payment history string reversed is 44444444012.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 210444444444   Tape Value: 000000001101101110000000   Variance:    Variance %:    Comment: The Payment history string reversed is 210444444444.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: 12.52969%   Comment: The priccipal balance stated in mod. is $565805.67.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: The purpose of refinance per application is N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: The purpose of transaction is N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2002 which differs from note date xx/xx/2002"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69396926	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,975.81	07/01/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	09/01/2014	XXXX	XXXX	2.000%	XXXX	09/XX/2014	Financial Hardship	Review of updated title report dated xx/xx/2018 shows the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently the assignment is with xx which was recorded xx/xx/2015.
There is an active IRS lien against xx in the amount of $XX which was recorded xx/xx/2016 in the favor of xx.
There is one junior mortgage in the amount of xx dated xx/xx/2007 found open with holder xx which recorded on xx/xx/2007.
Tax Year 2018 1st & 2nd each half taxes paid amount $1,245.01 paid on dated xx/xx/2018 & xx/xx/2018.
Tax Year 2019 3rd Quarter taxes due, due amount $1,245.01 due date xx/xx/2019.
Tax Year 2019 4th Quarter taxes due, due amount $1,240.78 due date xx/xx/2019.
2018 Utilities taxes due, due amount $101.01 due date xx/xx/2018.
No delinquent taxes have been found pending prior years.	The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for 12 months. The last payment was received on xx/xx/2017 in the amount of $1,649.62 and it was applied for the due date xx/xx/2017. The current P&I is $1,165.28 and rate of interest is 2.000%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement.	Collections Comments:The subject loan is in collection. Review of the collection comment from xx/xx/2016 to xx/xx/2018 states that the Review of the Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for 12 months. The last payment was received on xx/xx/2017 in the amount of $1,649.62 and it was applied for the due date xx/xx/2017. The current P&I is $1,165.28 and rate of interest is 2.000%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan modification agreement.
No comment regarding foreclosure located in comment history.
As per the review of the PACER report, the borrower had filed bankruptcy under chapter#13 with case#xx. POC not filed. The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.
No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrower had filed bankruptcy under chapter#13 with case#xx. POC not filed.The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.	According to the modification, the loan was modified on xx/xx/2014 between the xx , and xx As per the modified terms, new principal balance is xx. There are 4 steps of modification. Borrower promises to pay and the 1st step is $1,165.28 monthly with a modified interest rate 2.0000% beginning from xx/xx/2014 2nd step is $1,353.78 monthly with a modified interest rate 3.0000% beginning from xx/xx/2019, 3rd step is $1,552.76 monthly with a modified interest rate 4.000% beginning from xx/xx/2020 & 4th step is $1,578.05 monthly with a modified interest rate 4.12500% beginning from xx/xx/2021 , with a maturity date xx/xx/2054. The interest-bearing amount is xx, the deferred balance is xx.There is no principal forgiven amount.	HUD-1 Closing Statement Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2014   Tape Value: xx/xx/2015   Variance: -260 (Days)   Variance %:    Comment: verified from the modiification   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2019   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -366 (Days)   Variance %:    Comment: The loan tape matches the modification dated   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 4.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 4.000%   Tape Value: 4.125%   Variance: -0.125%   Variance %: -0.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.769%   Tape Value: 79.000%   Variance: -0.231%   Variance %: -0.23100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 111111111111000000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 000000000000111111111111   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 444444444444.   Tape Source: Initial   Tape Type:
																																																																																				Field: Principal Balance Stated in Mod Loan Value: xx Tape Value: xx Variance: xx Variance %: 16.68393% Comment: xx is the interest bearing amount Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 are missing from the loan file. However, the point and fees are updated from the Itemization located at '29484529_5064_0292455539'."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95334391	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,011.26	01/15/2018	xx	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.125%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx/xx/2006 with xx, (borrowers) and (lender) xx, which was recorded on xx/xx/2006. The chain of assignment is complete as the subject mortgage is with the current assignee, xx and xx, dated xx/xx/2017.
There is an active senior mortgage with subordination agreement which has been found on the updated title report
There is a senior mortgage with subordination agreement book/page xx in the amount of xx in favor of MERS as nominee forxx.
There is an active state tax lien has been found against the subject borrower in the amount of xx  which was recorded on xx in favor of xx.
1st   installment of 2019 year combined property tax was paid on xx/xx/2018 in the amount of $XX and 2nd installment of year 2019 combined property tax is due on xx/xx/2018 in the amount of $1,502.82.
According to the updated title report dated xx/xx/2018, the annual utility charges for year 2017-2019 are delinquent in the total amount of $4,310.53 which is good through on xx/xx/2018.
And also 1st installment of 2019 year utilities charges are past due (under 30-days) which was due on xx/xx/2018 in the amount of $345.19.
Review of the payment history provided from xx/xx/2016 to xx/xx/2018 reveals that borrower has been the delinquent for more than 120 days. The last payment was received in the amount of $3,580.70 on xx/xx/2018 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of xx and current interest rate as per payment history is 6.125%. Borrower is currently making the payment according to the note terms.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comment shows that the borrower has been the delinquent for more than 120 days. The last payment was received in the amount of $3,580.70 on xx/xx/2018 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. The UPB as of the date has not been mentioned in the updated payment history. Hence, we have considered the UPB per tape data in the amount of xx and current interest rate as per payment history is 6.125%. Borrower is currently making the payment according to the note terms.
Review of the latest 24 months collection comments shows that the foreclosure was initiated and referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure file was placed on hold due to borrower loan modification . Trial plan provided to borrower for 3 months. Comment dated xx/xx/2018 shows that the hold ended and no longer in loss mitigation. Comment dated xx/xx/2018 shows that the foreclosure file was again placed on hold due to court delay.  There is no further information available in the collection comments regarding foreclosure.
There is no information has been found in 24 months collection comments regarding current occupancy as well as no damage has been found however no need to repair.
Foreclosure Comments:Review of the latest 24 months collection comments shows that the foreclosure was initiated and referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure file was placed on hold due to borrower loan modification . Trial plan provided to borrower for 3 months. Comment dated xx/xx/2018 shows that the hold ended and no longer in loss mitigation. Comment dated xx/xx/2018 shows that the foreclosure file was again placed on hold due to court delay.  There is no further information available in the collection comments regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Doc Date of Last Modification Loan Value: Not Applicable Tape Value: xx/xx/2008 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: mortgage is ARM   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Not Applicable   Tape Value: xx/xx/2036   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx/xx/2008   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $2011.19   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Not Applicable   Tape Value: 6.125%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $5769.23   Variance %: 1.13293%   Comment: na   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.272%   Tape Value: 92.000%   Variance: -27.728%   Variance %: -27.72800%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.272%   Tape Value: 65.000%   Variance: -0.728%   Variance %: -0.72800%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 4444444443210   Tape Value: 000011110100000111000000   Variance:    Variance %:    Comment: converted to 0-4 ratings scale   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0123444444444   Tape Value: 000000111000001011100000   Variance:    Variance %:    Comment: converted to 0-4 ratings scale   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 Variance: -2 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test, APR Test and Grace Period Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test as;
Grace Period Test: FAIL 10Days 15Days -5Days
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test as;
Late Fees Test: FAIL 6.000% 3.000% +3.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL $629,951.78 $741,262.11 -$111,310.33
The finance charge is $741,262.11. The disclosed finance charge of $629,951.78 is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test as;
TILA APR Test: FAIL 8.762% 9.817% -1.055%
The annual percentage rate (APR) is 9.817%. The disclosed APR of 8.762% is not considered accurate because it is more than
																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66001006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,303.12	09/28/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	5.343%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/01/2011	XXXX	XXXX	5.741%	XXXX	09/XX/2011	Financial Hardship	Updated Title as of xx/xx/2018 shows subject mortgage originated on xx.
The subject mortgage is not in 1st lien position due to a Muni/City/Code Lien abstract of judgment against xx with the xx in the amount of xx recorded xx.
Due to the commonality of borrower's name additonal liens of xx (4 showing at $XXXX as a placeholder amount) is being assessed for Civil Judgments, State Taxes, IRS Liens, and Muni/City/Code Liens.
The Annual Tax Amount is $3,303.12.
The 2018-2019 County 2nd Half Taxes in the amount of $1,651.56 are due by xx/xx/2019.
A Lis Pendens was issued by the second mortgage holder on xx/xx/2008 and was recorded xx/xx/2008.	The Payment History dated as of xx/xx/2018 reveals that the borrower is currently 1 month delinquent and due for the xx/xx/2018 payment. The last payment was received on xx/xx/2018 in the amount of $1,246.34 and it was applied for the due date xx/xx/2018. The current P&I is $909.04 with a rate of interest for 5.741%. The current unpaid principal balance is in the amount of xx with a deferred amount of $58,601.67.	Collections Comments:The Payment History dated as of xx/xx/2018 reveals that the borrower is currently 1 month delinquent and due for the xx/xx/2018 payment. The last payment was received on xx/xx/2018 in the amount of $1,246.34 and it was applied for the due date xx/xx/2018. The current P&I is $909.04 with a rate of interest for 5.741%. The current unpaid principal balance is in the amount of xx with a deferred amount of $XXXX.

The RFD is due to borrower's being in an accident in August 2018.  Borrower's indicate the desire to continue making their monthly payments. No foreclosure process has started.

The loan was modified twice since origination first on xx/xx/2009 with the latest effective xx/xx/2011 with a new principal balance of $XXXX of which $XXXX is deferred and is eligible for forgiveness and the remaining is interest bearing amount of $XXXX with a fixed rate of 5.741% and a P&I payment of $909.04 beginning xx/xx/2011 until maturity date of xx/xx/2049.  The amount of $XXXX that is eligible for forgiveness is greater than 2% of the modified balance of $XXXX.

Prior Bankruptcy Chapter 7 case# xx was filed on xx and was discharged xx/xx/2010 and terminated xx/xx/2010.  The Bankruptcy Voluntary Petition filed xx/xx/2009 reflects the amount of claim is $258k for the subject property mortgage with a value of $141k leaving an unsecured portion for $117k.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Prior Bankruptcy Chapter 7 case# xx was filed on xx and was discharged xx/xx/2010 and terminated xx/xx/2010. The Bankruptcy Voluntary Petition filed xx/xx/2009 reflects the amount of claim is $258k for the subject property mortgage with a value of $141k leaving an unsecured portion for $117k.	The loan was modified twice since origination first on xx with the latest effective xx with a new principal balance of xx of which $XXXX is deferred and is eligible for forgiveness and the remaining is interest bearing amount of xx with a fixed rate of 5.741% and a P&I payment of $909.04 beginning xx/xx/2011 until maturity date of xx/xx/2049. The amount of xx that is eligible for forgiveness is greater than 2% of the modified balance of xx. The amount forgiven is the deferred amount released in 3 year incraments.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16663862	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,788.78	08/18/2017	xx	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	6.070%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	XXXX	Not Applicable	2.000%	XXXX	11/XX/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on xx/xx/2005.
There is a senior mortgage in the amount of xx in the favor of xx which was recorded on xx.
There is a junior mortgage in the amount xx which was recorded onxx in the favor of xx.
There are 2 civil judgments first in the amount of xx which was recorded on xx/xx/2010 and the other in the amount xx which was recorded on xx/xx/2009.
There are TAB in the favor of xx first in the amount of $XX which was recorded on xx/xx/2013 and the other in the amount of $XX which was recorded on xx/xx/2018.
The 2018 1st and 2nd installment have been paid. The 2019 3rd and 4th installment have been due. The 2018 Utility taxes have been past due in the amount of $12,828.35.
As per the review of the payment history, the borrower has been delinquent for 16 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2017 in the amount $1,389.95 which was applied for xx/xx/2017. The UPB is xx. The current P&I is $933.18 and PITI is $1,389.95. The borrower has been making his payments as per the 2013 mod terms.	Collections Comments:The loan is currently in the active collection and next payment is due for xx/xx/2017. The last payment was received on xx/xx/2017 in the amount $1,389.95 which was applied for xx/xx/2017. As per the review of the PACER report, the borrower xx had filed bankruptcy under chapter 7 with case#xx and the debtor was discharged on xx/xx/2011. The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2017. There was a title issue. However, as per the comment dated xx/xx/2018, the title issue was resolved.
As per the comment dated xx/xx/2018, the loan is in litigation. The reason for litigation is not found. No further details have been found stating the litigation issue was resolved. The RFD is unable to determine. The loan was modified once since origination and the borrower has been making his payments as per the 2011 mod terms. As per the comments, there are damages to the property. The estimated cost of repairs is not mentioned. The insurance claim was filed with Kayla Insurance Processing Center. As per the comment dated xx/xx/2014, the check was received in the amount of $147912 and in the amount $8708.05 for water damage. Later a few more draws were received. As per the latest comments, no damages and repairs have been found.
As per the comments, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2017. There was a title issue. However, as per the comment dated xx/xx/2018, the title issue was resolved.
As per the comment dated xx/xx/2018, the loan is in litigation. The reason for litigation is not found. No further details have been found stating the litigation issue was resolved.
Bankruptcy Comments:As per the review of the PACER report, the borrowerxx had filed bankruptcy under chapter 7 with case#xx and the debtor was discharged on xx/xx/2011.	This step modification agreement was signed between the borrowerxx and the lender xx on xx/xx/2013.
The UPB is $XXXX. The borrower promises to pay P&I of $933.18 with a modified interest rate of 2.000%, beginning from xx/xx/2013 and the maturity is dated xx/xx/2051.
The lender has forgiven principal amount in the amount of $XXXX, which is exceeding 2% of modification amount.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: FAIL 5.000% 2.000% +3.000%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, New York Real Property Escrow Account Disclosure, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure, Subprime Home Loan Disclosure, Commitment Disclosure, Lock-in Disclosure and Expiration of Lock-in or Commitment Period."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84203704	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,006.66	09/07/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.640%	361	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	10/26/2009	XXXX	Not Applicable	6.500%	XXXX	12/XX/2009	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx. There is no chain of assignment provided in the updated title. The subject mortgage is with original lender.
There are four IRS liens against the xx in the favor of xx for the total amount of xx which was recorded on different dates.
There is an active junior civil judgment against the borrower xx in the favor ofxxfor the amount of xx which was recorded on xx/xx/2016.
The current year estimated taxes were due in the amount of $2,013.32. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2018, the borrower is delinquent for 30 days and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,112.77 which was applied for the due date of xx/xx/2018. The UPB reflected in the amount of xx.
The loan has been modified since origination. The borrower has been making the payment as per the loan modification which was made on xx.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2018, the borrower is delinquent for 30 days and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,112.77 which was applied for the due date of xx/xx/2018. The UPB reflected in the amount of $XXXX.
The loan has been modified since origination. The borrower has been making the payment as per the loan modification which was made on xx/xx/2009 between the borrower xx and the xx. According to the modified terms, the new principal balance is $XXXX. The borrower promises to the interest only payments in the amount of $1,112.77 with the rate of interest 6.5% beginning from xx/xx/2009. The new maturity date is xx/xx/2049.
No foreclosure activity has been found.
xx had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2018. The creditor xx had filed POC on xx/xx/2018 with the secured claim amount of $XXXX and arrears of $251.97. The debtor had filed first amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor shall pay $1,808.00 per month for 60 months.
Unable to determine the current condition and occupancy of the subject property as latest BPO report is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2018. The creditor xx had filed POC on xx/xx/2018 with the secured claim amount of $XXXX and arrears of $251.97. The debtor had filed first amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor shall pay $1,808.00 per month for 60 months.	The loan has been modified since origination. The borrower has been making the payment as per the loan modification which was made on xx/xx/2009 between the borrower xx and the xx. According to the modified terms, the new principal balance isxx. The borrower promises to the interest only payments in the amount of $1,112.77 with the rate of interest 6.5% beginning from xx/xx/2009. The new maturity date is xx/xx/2049.	Affiliated Business Disclosure	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: xx(borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx. Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Lender name is xx.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 361 Tape Value: 524 Variance: -163 Variance %: -31.10687% Comment: Loan maturity is 361 months. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The loan was originated on xx/xx/2006; however, ROR transaction date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19663058	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,760.39	09/02/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	5.960%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	12/10/2010	XXXX	Not Applicable	2.000%	XXXX	01/XX/2011	Financial Hardship	According to the Updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
The chain of assignment has been completed as the loan was originated with xx.
There is a junior mortgage in the favor of xx, in the amount of xx which was recorded on xx.
Also, a Civil judgment against xx in the favor of xx, in the amount of $XX which was recorded on xx/xx/2011.
The civil judgment against xx in the favor of xx, in the amount of $XX which was recorded on xx/xx/1999; however, it is not considered as it is before vesting.
The county 1st and 2nd installment taxes of 2017 have been paid in the total amount of $4,760.39.
No prior years delinquent taxes have been found.

According to the latest payment history, the borrower is delinquent for 1 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,614.06, which was applied for xx/xx/2018. The current UPB reflected in the latest payment history is xx. The borrower has been making the payments as per the modification agreement dated xx/xx/2010.	Collections Comments:According to the servicing comments, the borrower is in the Collections and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $1,614.06, which was applied for xx/xx/2018. The current UPB reflected in the latest payment history is xx4. The borrower has been making the payments as per the modification agreement dated xx/xx/2010.
Recent comments do not validate any reason for default.
The loan had been modified on xx/xx/2010. The unpaid principal balance was $XXXX with the interest rate 2.00% which steps up in 5 steps ending at 5.375%. The borrower promises to pay the monthly P&I of $679.78 beginning from xx/xx/2011. The maturity date will be on xx/xx/2050.
No evidence has been found regarding the foreclosure in the comments.
The borrower xx had filed the bankruptcy under Chapter 7 with the case #xx. The case was discharged on 2/12/13 and terminated on xx/xx/2013.
The comment dated xx/xx/2018 shows that the subject property is owner-occupied.
No BPO and inspection reports are provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter 7 with the case #xx. The case was discharged on 2/12/13 and terminated on xx/xx/2013.	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2010.
The unpaid principal balance was $XXXX with the interest rate 2.00% which steps up in 5 steps ending at 5.375%. The borrower promises to pay the monthly P&I of $679.78 beginning from xx/xx/2011. The maturity date will be on xx/xx/2050.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct. disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13637634	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$973.52	09/19/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.900%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/01/2011	XXXX	XXXX	2.000%	XXXX	06/XX/2011	Financial Hardship	According to the updated title report dated xx/xx/2018, the subject mortgage was originated on xx.
 Chain of assignment has been completed. Currently, the mortgage of assignment is with xx.
There are two active judgments against the borrowerxx
The first Civil Judgment against the borrowerxx in the favor of xx in the amount of xx, which was recorded on xx.
The Second Civil Judgment against the borrower xx in the favor of xxz in the amount of $xx, Which was recorded on xx.
The County Annual taxes for the Year 2018 have due on xx/xx/2018 in the Amount of $ 934.58.
The County Annual taxes for the Year 2017 have been paid on xx/xx/2017 in the Amount of $ 934.90.
The County Annual taxes for the Year 2016 have been paid on xx/xx/2016 in the Amount of $ 914.58.
No Prior Year Delinquent Taxes Have Been Found.

According to a review of the payment history as of xx/xx/2018, the borrower is currently delinquent for 16months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $311.11, which was applied to xx/xx/2017. The UPB reflected in the latest payment history is in the amount ofxx. The borrower has been making payment as per the modification agreement which was made on xx/xx/2011.

Collections Comments:The loan is currently in bankruptcy and is next due for xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $311.11, which was applied for xx/xx/2017. The UPB reflected in the payment history is in the amount of $XXXX. The lender forgives the amount of $XXXX. Hence, as per the tape date, the UPB is in the amount ofxx.
As per servicing comment dated xx/xx/2016 the reason for default is illness of the borrower.
The loan has been modified once since origination. As per the modification agreement which was made on xx/xx/2011, as per the modified term the new principal balance $XXXX with interest rate 2.000 % which steps up in 4 steps ending at 4.750%. The borrower promises to pay the monthly P&I of $282.42 beginning from xx/xx/2011. The maturity is dated on xx/xx/2037.  The lender deferred the amount of xx from the new principal balance. The deferred principal balance $XXXX is eligible for forgiveness.  If the borrower makes regular payment during the first three years from the date xx/xx/2011, the whole deferred amount will be referred to as the forgiven amount. However, the borrower makes only 2 years regular payment. Hence, the 2/3rd amount of the deferred balance were qualified for the forgiven and 1/3rd amount for deferred. Hence, the new forgiven amount is in the amount of $XXXX. The new interest-bearing amount is in the amount of $XXXX.
As per the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. As per the lis pendens document, the complaint was filed by the lender xx. on xx/xx/2014. As per the comment dated xx/xx/2015, the judgment hearing scheduled on xx/xx/2016. No further details have been found. The foreclosure was put on hold as the borrower filed bankruptcy under chapter 13 on xx/xx/2016.
According to the PACER, the borrower “xx” had filed bankruptcy under chapter-13 with the case#xx and the plan was confirmed on xx/xx/2016. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $896.98 for the period of 60 months for the total amount of $XXXX to the trustee. The POC was filed on xx/xx/2016 with the POC amount $XXXX and the amount of arrearage is $XXXX. The Schedule-D in Voluntary petition shows $XXXX as unsecured portion out of claim amount $XXXX. There is no comment indication a cram down.  The date of last filing bankruptcy is xx/xx/2018.
As the per the servicing comment subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. As per the lis pendens document, the complaint was filed by the lender xx. on xx/xx/2014. As per the comment dated xx/xx/2015, the judgment hearing scheduled on xx/xx/2016. No further details have been found. The foreclosure was put on hold as the borrower filed bankruptcy under chapter 13 on xx/xx/2016.
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed bankruptcy under chapter-13 with the case#xx and the plan was confirmed on xx/xx/2016. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $896.98 for the period of 60 months for the total amount of $XXXX to the trustee. The POC was filed on xx/xx/2016 with the POC amount $XXXX and the amount of arrearage is $XXXX. The Schedule-D in Voluntary petition shows $XXXX as unsecured portion out of claim amount $XXXX. There is no comment indication a cram down. The date of last filing bankruptcy is xx/xx/2018.	This Step modification agreement was made between lenders xx. with the borrower xx on xx/xx/2011. As per the modified term the new principal balance $XXXX with interest rate 2.000 % which steps up in 4 steps ending at 4.750%. The borrower promises to pay the monthly P&I of $282.42 beginning from xx/xx/2011. The maturity is dated on xx/xx/2037. The lender deferred the amount of $XXXX from the new principal balance. The deferred principal balance $XXXX is eligible for forgiveness. If the borrower makes regular payment during the first three years from the modification effective date xx/xx/2011, the whole deferred amount will be referred to as the forgiven amount. However, the borrower makes only 2 years regular payment. Hence, the 2/3rd amount of the deferred balance were qualified for the forgiven and 1/3rd amount for deferred. Hence, the new forgiven amount is in the amount of $XXXX. The new interest-bearing amount is in the amount of $XXXX. This modification agreement does not contain balloon provision.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx |---| |----| Comment: As per PACER report Current Bankruptcy Case Number xx; however, tape data reflects with xx. Tape Source: Initial Tape Type:
Field: Lender Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note document Lender Name is xx; however, tape data reflects with xx.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Step; however, tape data refelcts with Fixed.   Tape Source: Initial   Tape Type:
Field: S&C Filing Date Loan Value: xx/xx/2014 Tape Value: xx/xx/2017 Variance: -1012 (Days) Variance %: Comment: As per the servicing comments, the complaint was filed on xx/xx/2014; however, tape data reflects with xx/xx/2017. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida, However, the following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78850377	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,951.46	09/21/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	4.862%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2011	XXXX	XXXX	2.000%	XXXX	09/XX/2011	Financial Hardship	Updated title report as of xx/xx/2018 shows subject mortgage was originated on xx. Updated title reveals a defect with mortgage associated document.	As per the review of the payment history, the borrower has been delinquent for 60+ days and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount $1,847.65 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $1,174.38 and PITI is $1,847.65. The borrower has been making his payments as per the 2011 mod terms.	Collections Comments:The loan is currently in active bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount $1,847.65 which was applied for xx/xx/2018.
As per the review of the PACER review, the Borrower xx had filed bankruptcy under chapter-13 with the case#X and the plan was confirmed on xx/xx/2017.
The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2016. The Borrower xx had filed bankruptcy under chapter-13 with the case#xx and FC was placed on hold.
The RFD is unable to determine. The loan was modified once since origination and the borrower has been making his payments as per the 2011 mod terms. As per the comments, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:
The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2016. The Borrower xx had filed bankruptcy under chapter-13 with the case#xx and FC was placed on hold.

Bankruptcy Comments:As per the review of the PACER review, the Borrower xxhad filed bankruptcy under chapter-13 with the case#xx and the plan was confirmed on xx/xx/2017. The POC was filed by xx. on xx/xx/2016, in the secured claim amount $XXXX and an arrearage in the amount of $XXXX. As per the order confirming the plan, the debtor shall pay the trustee the sum of $1021.00 for a period of 2 month(s), and then the sum of $2500.00 for a period of 3 month(s), and then the sum of $1076.00 for a period of 55 month(s).	This modification agreement was signed between the borrower xx and the lender xx. on xx/xx/2011.
The UPB is $XXXX. The borrower promises to pay P&I of $881.33 with a modified interest rate of 2.000%, beginning from xx/xx/2011 and the maturity is dated xx/xx/2051.
The amount of $XXXX of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).  If the borrower makes monthly mortgage payments on time, the lender agrees to forgive $XXXX of the principal balance of the loan on each of the first, second and Third anniversary. Latest payment history tape data is reflecting current UPB as $XXXX.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prepayment Term Test: FAIL 36Months 0Months 36Months.
Prohibited Fees Test: FAIL $2,145.00 $0.00 +$2,145.00."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Commitment Disclosures
9.Choice of Insurer Disclosure
10.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28914221	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$613.10	12/03/2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	8.300%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2010	XXXX	XXXX	2.000%	XXXX	04/XX/2010	Financial Hardship	The updated title report dated xx/xx/2019, states that the subject mortgage was originated xx.
The chain of assignment has been completed. Currently, the assignment is with xx.

There is a junior mortgage open against the subject property in the favor of xx and it was recorded on xx in the amount of xx.
There are liens these are as follows:
1) There is an HOA lien open against the property in the favor of xx which was recorded on xx in the amount of xx.
2) There are two Real Estate tax liens open against the property in the favor of xx in the total amount of $XX, which were recorded on xx/xx/2015 and xx/xx/2016.
3) There is a Real Estate tax lien open against the property in the favor of xx in the amount of $XX, which was recorded on xx/xx/2015.
4) There is a Solid Waste lien open against the property in the favor of xx in the amount of $XX, which was recorded on xx/xx/2017.
The 2018 annual county taxes have been paid in the amount of $145.41.
The 2018 combined annual taxes have been paid in the amount of $467.69.
The 2018 annual utility taxes were due on xx/xx/2019 in the amount of $39.00.
The 2017 annual utility taxes have been paid in the amount of $39.00.
The 2016 annual utility taxes has delinquent;
The 2014 annual county taxes have been paid for the due date xx/xx/2015 in the amount of $16.90 but there it shows an unreleased real estate lien; there may be release or satisfaction for the same liens may not be found and same for the 2014 annual county taxes and 2015 combined annual taxes	The Payment History dated as of xx/xx/2018 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for 0 months. The last payment was received on xx/xx/2018 in the amount of $500.40 and it was applied for the due date xx/xx/2018. The current P&I is $459.19 and rate of interest is 5.00%. The current unpaid principal balance is in the amount of xx. Modification deferred balance is in the amount of $11,810.00. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/2010.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The Payment History dated as of xx/xx/2018 reveals that the borrower is making payments regularly. The last payment was received on xx/xx/2018 in the amount of $500.40 and it was applied for the due date xx/xx/2018. The current P&I is $459.19 and rate of interest is 5.00%. The current unpaid principal balance is in the amount of $XXXX. Modification deferred balance is in the amount of $XXXX. The last payment was made by borrower as per the loan modification agreement which was made on xx/xx/2010.
There is no foreclosure activity found in the loan.
There is no bankruptcy filing found by borrower.
According to collection comment, no damages or repairs have been found.
No latest BPO report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This four step modification agreement was made on xx/xx/2010 between the lender " xx" and the borrower " xx" with the new modified unpaid principal balance $XXXX. From unpaid principal balance the deferred balance was xx. The interest bearing amount was $XXXX with step rate starting interest rate was 2.00% and the modified P&I was $303.92 beginning on xx/xx/2010. The step rate was in 4 steps ending at rate 5.00% and P&I will be $459.19 applicable from xx/xx/2017 to maturity date xx/xx/2050.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: As per note review, the maturity terms are 360. Tape Source: Initial Tape Type:
Field: Escrow Balance per Payment History   Loan Value: $XXXX   Tape Value: $-457.71   Variance: $457.71   Variance %: -100.00000%   Comment: As per payment history review, the escrow balance is $0.00.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review, the foreclosure was no initiated so REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per modification agreement, the amortization type is step.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: As per note review, the maturity terms are 360.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per modification agreement, the amortization type is step, so mod step indicator is yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Tape Value: xx   Variance: xx   Variance %: 68.83116%   Comment: As per appraisal report, the appraised value is $XXXX.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.000%   Tape Value: 136.753%   Variance: -55.753%   Variance %: -55.75300%   Comment: The loan CLTV at origination was 81.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.000%   Tape Value: 136.753%   Variance: -55.753%   Variance %: -55.75300%   Comment: The loan LTV at origination was 81.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010121123221   Tape Value: C122234567C112122MM112C1   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 010122123212.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122321121010   Tape Value: 1C211MM221211C765432221C   Variance:    Variance %:    Comment: The Payment History String reversed is 212321221010.     Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: High Rise Condo (>=9 Stories)   Tape Value: Low Rise Condo (1-4 Stories)   Variance:    Variance %:    Comment: As perappraisal report, the property type is high rise condo having XX stories.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-101.47 Variance %: -0.11819% Comment: According to payment history, the UPB is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State. The following state disclosures are missing in the loan files.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees
3. The subject property is located in IL State. The following state disclosures are missing in the loan files.
4. IL Collateral Protection Insurance Notice
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83389213	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$426.48	01/02/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx. The chain of assignment has been completed. There is a junior mortgage in the amount of $XXXX in the favor of xx which was recorded on xx/xx/2018. No active judgments or liens found. The County taxes for the year 2018-2019 second half are due in the amount of $426.48. No prior delinquent taxes were found.

Review of the payment history shows that the borrower is making the payments regularly. The last payment was received in the amount of $589.31 which was applied to due date xx/xx/2019, and the next due date is xx/xx/2019. Current UPB reflects in the amount of $84,804.44. The current P&I is $472.13 with rate of interest 5.250%.	Collections Comments:The loan is performing. The borrower is making the payments regularly. The last payment was received in the amount of $589.31 which was applied to due date xx/xx/2019, and the next due date is xx/xx/2019. The current P&I is $472.13 with rate of interest 5.250%. No bankruptcy and foreclosure activity has been found. The loan was never modified since origination. No information has been provided in comments regarding the occupancy of subject property. No damages or repairs have been noted in comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: 96.111% Tape Value: 96.112% |---| -0.001% |----| -0.00100% Comment: As per the appraisal. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is Elevated as loan is failing for Qualified Mortgage DTI Threshold Test."
																																																																																								* Qualified Mortgage DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "Loan failed the QM DTI Threshold due to a DTI of 49.264%. Loan has been manually underwritten at Origination as the DU Recommendation was Approve/Eligible (Locator: Diaz-Galan 9785943565 Pg#196) and that loan does not qualify as QM Safe Harbor. This loan is proceed with manual underwriting. Underwriting transmittal is located at: Diaz-Galan 9785943565 Pg#206."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27590583	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,120.56	01/28/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	XXXX	XXX	7.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	10/01/2018	XXXX	Not Applicable	5.750%	XXXX	10/XX/2018	Financial Hardship	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
 The chain of assignment has been completed. The latest assignment is with xx.
There is a junior mortgage in the favor of xx in the amount of $XXXX which was recorded on xx/xx/2007.
There is a civil judgment in the favor of xx, in the amount of $XXXX which was recorded on xx/xx/2010.
There is a civil judgment in the favor of xx in the amount of $XXXX which was recorded on xx/xx/2016.
There is a civil judgment in the favor of xx in the amount of $XXXX which was recorded on xx/xx/2012.
The 2nd installment of 2018 County taxes is due on xx/xx/2019 in the amount of $1,060.28. The 1st installment of 2018 County tax has been paid on xx/xx/2018 in the amount of $1,060.28.
The 2017 annual County taxes have been paid on xx/xx/2017 in the amount of $2,108.62.
The 2016 annual County taxes have been paid on xx/xx/2016 in the amount of $2,035.99.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $919.11 and PITI is in the amount of $1,161.58. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is performing and the borrower is current with the loan. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $919.11 and PITI is in the amount of $1,161.58. The UPB reflected as per the payment history is in the amount of xx.

As per the comment dated xx/xx/2018, the reason for default is a market crash.
The borrower has been making the payments as per the modification. This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of $XXXX with an annual fixed modified interest rate of 5.75% and new P&I is in the amount of $919.11 beginning from xx/xx/2018 till the maturity date xx/xx/2058. There is no provision for the balloon payment.
According to the PACER, xx., had filed bankruptcy under Chapter-11 with the Case # xx. The POC was filed on xx/xx/2010, with the claim amount of $XXXX and the arrearage amount is $XXXX. The Motion for Relief was granted on xx/xx/2010. The plan was confirmed on xx/xx/2011. As per the Chapter 11 plan [Doc 69], the subject property securing the claims of the Class 5 Claimants shall be surrendered to the Claimants upon the Effective Date of the Plan by way of a deed in lieu of foreclosure. The same had been confirmed in the Motion for Relief from Stay document [Doc 978], and as per the comment dated xx/xx/2018 the borrower intends to surrender.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest comments.
As per the latest BPO report dated xx/xx/2018, the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx., had filed bankruptcy under Chapter-11 with the Case # xx. The POC was filed on xx/xx/2010, with the claim amount of $XXXX and the arrearage amount is $XXXX. The Motion for Relief was granted on xx/xx/2010. The plan was confirmed on xx/xx/2011. As per the Chapter 11 plan [Doc 69], the subject property securing the claims of the Class 5 Claimants shall be surrendered to the Claimants upon the Effective Date of the Plan by way of a deed in lieu of foreclosure. The same had been confirmed in the Motion for Relief from Stay document [Doc 978], and As per the comment dated xx/xx/2018 the borrower intends to surrender.	This loan modification agreement was made between (borrower) xx and (Lender)xx, on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of $XXXX with an annual fixed modified interest rate of 5.75% and new P&I is in the amount of $919.11 beginning from xx/xx/2018 till the maturity date xx/xx/2058. There is no provision for the balloon payment.	xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "The Operative Index Value at the time of origination is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2007, which is not aligned with the Note date xx/xx/2007."										Value: Date: Type:BPO	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18903164	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,298.53	12/31/2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.790%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	05/24/2013	XXXX	Not Applicable	4.000%	XXXX	06/XX/2013	Financial Hardship	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of assignment has been completed. The current assignment is from xx. No active judgments or liens were found against the subject property or the borrower. First and second installments of 2018 combined taxes have been paid in the total amount of $2,306.24. No prior year delinquent taxes have been found.
According to review of the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $1,890.50 which was applied for the next due date of xx/xx/2018. The unpaid principal balance is reflected in the latest payment is in the amount of xx. The borrower has been making payments as per the modification agreement dated xx/xx/2013 with the interest rate of 5.000 % and P&I of $1,691.61.	Collections Comments:According to review of the collection comment, the loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $1,890.50 which was applied for the next due date of xx/xx/2018. The unpaid principal balance is reflected in the latest payment is in the amount of xx. The borrower has been making payments as per the modification agreement dated xx/xx/2013 with the interest rate of 5.000 % and P&I of $1,691.61. The loan was modified thrice since the origination. First modification was completed on xx/xx/2010 which was located at “xx” and second modification was completed on xx/xx/2013 which was located at “xx”.
The reason for default was reduction in income. No foreclosure and bankruptcy activity were found in the collection comment. According to BPO report dated xx/xx/2018 located at “xx”, the subject property is owner occupied and is in average condition. As-Is value is listed as $XXXX. No comment pertaining damage or repair to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2013 between the borrower, "xx" and the lender "xx.". The new modified principal balance per modification is in the amount of $XXXX. The borrower promises to pay P&I of $1,565.92 with the initial step interest rate of 4.000 % beginning from xx/xx/2013. The stated maturity date is xx/xx/2036. The loan was modified thrice since the origination. First modification was completed on xx/xx/2010 which was located at “xx” and second modification was completed on 0xx/xx/2013 which was located at “xx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following state disclosures are missing in the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4117781	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$641.82	12/21/2018	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	12.856%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	09/01/2016	Unavailable	The review of the pro-title dated on xx/xx/2019 reflects that the subject mortgage was originated on xx.
The chain of the assignment has been completed. As the current assignment is with the current assignee xx.
There are 2 credit card judgments against the borrower as follow.
First was recorded on xx/xx/2009 in the amount of $XX in favor of xx.
Second was recorded on xx/xx/2018 in the amount of $XX in favor of xx.
First installments for county taxes have been paid total in the amount of $320.91 for the year of 2018.
Second installments for county taxes are due on xx/xx/2019 total in the amount of $320.91 for the year of 2018.
Review of updated payment history shows that the loan is performing and the borrower is making his monthly payments. The last payment was received on xx/xx/2018 total in the amount of $518.37 with interest rate of 3.831% and P&I $439.94 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx. The borrower has been making the payments as per the mod dated xx/xx/2016 but the modification agreement is missing from the loan file.

Collections Comments:According to the servicing comments the loan is performing. The borrower is making his monthly payments. The last payment was received on xx/xx/2018 total in the amount of $518.37 with interest rate of 3.831% and P&I $439.94 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx. The borrower has been making the payments as per the mod dated xx/xx/2016 but the modification agreement is missing from the loan file.

This is conventional fixed rate mortgage with P&I of $1,365.96, interest rate of 12.857% and the maturity date is xx/xx/2027. However, the latest payment history reflects the P&I in the amount of $439.94 and interest rate of 3.831%. There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Also the tape data shows that loan was modified on an effective date of xx/xx/2016. The modification agreement is not available in the loan file.

According to the available documents the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The collection comment dated xx/xx/2018 state that the reinstatement has been initiated and the account is not in foreclosure. Now the loan is performing and next due date for regular payment is xx/xx/2019.

The appraisal report at origination is missing from the loan file.  The disclosure statement located at “xx” shows the property type is mobile home. ALTA 7 endorsement is not available with the final policy and the legal of mortgage does not reflect the VIN number. The Affixation affidavit is available with the updated title report which is located at “xx” and it was recorded on xx. It states that the mobile home has been previously assessed or taxed in Arizona as personal property. The affidavit shows the xx. The latest tax report shows the property type as affixed mobile home.

According to the servicing comments the reason for default is reduction in income of borrower.
The latest BPO report dated xx/xx/2018 shows that the property is owner occupied and no visible damages were reflected. the property is in average condition.
Foreclosure Comments:According to the available documents the foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The collection comment dated xx/xx/2018 state that the reinstatement has been initiated and the account is not in foreclosure. Now the loan is performing and next due date for regular payment is xx/xx/2019.

Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $1,365.96, interest rate of 12.857% and the maturity date is xx/xx/2027. However, the latest payment history reflects the P&I in the amount of $439.94 and interest rate of 3.831%. There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Also the tape data shows that loan was modified on an effective date of xx/xx/2016. The modification agreement is not available in the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: As per servicing comments there are details about Foreclosure. However, tape reflects it as No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2016   Variance:    Variance %:    Comment: The Final Mod is missing from the loan file so it is unavailable.However, tape reflects xx.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: Not Applicable   Tape Value: $487.50   Variance:    Variance %:    Comment: The Final Mod is missing from the loan file so it is unavailable. However, tape reflects the P&I as $487.50.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $439.94   Variance: $926.02   Variance %: 210.48779%   Comment: As per Note the P&I is $1,365.96. However, tape reflects $439.94.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.85600%   Tape Value: 12.85700%   Variance: 12.72743%   Variance %: 12.72743%   Comment: as per note the interest rate is 12.856%; however tape data shows 12.857%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001222222211   Tape Value: 121122222220   Variance:    Variance %:    Comment: As per Payment History, the String is 000000000000.However, tape reflects 12112222222220.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112222222100   Tape Value: 022222211121   Variance:    Variance %:    Comment: As per Payment History, the String Reversed is 000000000000. However, tape reflects 02222222211121.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: As per Note the property type is Mobile Home. However, tape reflects Single Family. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also the itemization or estimated HUD-1 are not available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosures is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home is Affixed. The appraisal report at origination is missing from the loan file. The disclosure statement located at “578276361 - MG - Originations -  -  - 3162018_140811923 pg#3” shows the property type is mobile home. ALTA 7 endorsement is not available with the final policy and the legal of mortgage does not reflect the VIN number. However, the Affixation affidavit is available with the updated title report which is located at “Ln#28298 pg#39” and it was recorded on xx/xx/2000 in book#3741 and page#658. It states that the mobile home has been previously assessed or taxed in Arizona as personal property. The affidavit shows the VIN#CAVAZD980154X. The latest tax report also shows the property type as affixed mobile home."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68044348	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	XXX	$0.00	$2,037.86	12/15/2018	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	6.500%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2018	XXXX	Not Applicable	5.125%	XXXX	08/XX/2018	Financial Hardship	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of assignment is complete. Currently the loan is with current assignee "xx.
There are 10 HOA liens against the subject property xx in the combined amount of xx in the favor of “xx” Which were recorded on different dates. The subject property is located at “Maryland” (super lien state) and there can be a possibility of foreclosure due to this non- mortgage unpaid liens. This can be cured by paying these liens with penalties and late charges.
The property taxes of the year 2018 are paid in the amount of $2,037.86. Prior years taxes are not delinquent.
According to the review of latest payment history as of xx/xx/2018, the borrower is performing. The last payment was received on xx/xx/2018 in the amount of $1,330.04 which was applied for the due date xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $1,057.18 and the current interest rate is 5.125%. The borrower is paying according to the modification agreement dated xx/xx/2018.	Collections Comments:According to the review collection comments as of xx/xx/2019, the borrower is performing. The last payment was received on xx/xx/2018 in the amount of $1,330.04 which was applied for the due date xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $1,057.18 and the current interest rate is 5.125%. The borrower is paying according to the modification agreement dated xx/xx/2018.
Currently the loan is not in active foreclosure.
The borrower had filed the bankruptcy under chapter 7 with case #xx. However, the bankruptcy was discharged on xx/xx/2015 and get fully terminated on xx/xx/2015.
According to the collection comments and available latest BPO report dated xx/xx/2018 located at "xx" the subject property is occupied by the owner with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 7 with case #xx. However, the bankruptcy was discharged on xx/xx/2015 and get fully terminated on xx/xx/2015.	The modification agreement was made between the "xx" ( borrower) and xx (Lender), on xx/xx/2018.
The new modified principal balance is xx. The new P&I is $1,057.18 and the new interest rate is 5.125%.
The first payment begun on xx/xx/2018 and xx/xx/2058 will be the new maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy was failed. however, the tape data reflects No. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: 20 (Days)   Variance %:    Comment: Doc Date of Last Modification is xx/xx/2018. however, the tape data reflects xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2007   Variance:    Variance %:    Comment: Note is missing rom the loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $1057.18   Variance:    Variance %:    Comment: Note agreement is missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444   Tape Value: 444444000000   Variance:    Variance %:    Comment: Payment History String is 0000000000. However, the tape data reflects 4444000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444400000   Tape Value: 000000444444   Variance:    Variance %:    Comment: Payment History String Reversed is 0000000000. However, the tape data reflects 000004444.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: subject Property Type is PUD. however, the tape date reflects Single Family. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 along with the estimated HUD-1 and itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The original note is missing from the loan file. Also there is no lost note affidavit available. But the loan was modified on xx/xx/2018 and the executed copy of the loan modification agreement is available in the loan file located at "578276383 - MG - Modification - - FINAL EXECUTED MOD - 7312018_167670821"."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4194186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$577.00	01/24/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.050%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/22/2011	XXXX	XXXX	10.050%	XXXX	05/XX/2011	Financial Hardship	The updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of the assignment is incomplete as there is break in assignment from xx. Currently, the mortgage assignment is with BayView Loan Servicing, LLC. It should be with xx.
No active judgments or liens have been found.
2018 combined annual taxes have been in the total amount of $577.00.
The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for 4 months. The last payment was received on xx/xx/2019 in the amount of $1,095.19 and it was applied for the due date xx/xx/2018. The current P&I is $1,095.19 and rate of interest is 10.05%. The current unpaid principal balance is in the amount of xx. The last payment was made by borrower as per the loan adjustment of terms agreement which was made on xx/xx/2011.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for 4 months. The last payment was received on xx/xx/2019 in the amount of $1,095.19 and it was applied for the due date xx/xx/2018. The current P&I is $1,095.19 and rate of interest is 10.05%. The current unpaid principal balance is in the amount ofxx. The last payment was made by borrower as per the loan adjustment of terms agreement which was made on xx/xx/2011.
According to the PACER, the xx and xx (borrower) had filed bankruptcy under chapter 13 with the case #xx and the plan was confirmed on xx/xx/2017. Schedule D in voluntary petition dated xx/xx/2017 states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXX. However, unsecured portion remained as $0.00. POC was filed on xx/xx/2017, in the secured claim amount $XXXX and an arrearage in the amount of $4,555.99. Chapter 13 plan was filed on xx/xx/2017. Plan was confirmed on xx/xx/2017, which states that arrearage was included in the plan for the amount $4,417.27 and regular payment will pay directly to creditor.
There is foreclosure details have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
According latest exterior inspection report dated xx/xx/2018, the subject property was occupancy unknown and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the xx (borrower) had filed bankruptcy under chapter 13 with the case #xx and the plan was confirmed on xx/xx/2017. Schedule D in voluntary petition dated xx/xx/2017 states, the amount of claim without deducting value of collateral was $XXXX and value of collateral that support for this claim was $XXXX. However, unsecured portion remained as $0.00. POC was filed on xx/xx/2017, in the secured claim amount $XXXX and an arrearage in the amount of $4,555.99. Chapter 13 plan was filed on xx/xx/2017. Plan was confirmed on xx/xx/2017, which states that arrearage was included in the plan for the amount $4,417.27 and regular payment will pay directly to creditor.	The adjustment of terms agreement was made on xx/xx/2011 between the borrower xx and Lender xx. The borrower promises to make a monthly payment of $1095.19 with the rate of interest 10.050% beginning from xx/xx/2011 till maturity date xx/xx/2028. The New Principal Balance stated in the modification is $XXXX.	Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: xx|---| |----| Comment: Current bankruptcy case number is xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Bankruptcy-Current   Variance:    Variance %:    Comment: Current legal status is Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2010   Variance: 365 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2011.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $1095.19   Variance: $74.77   Variance %: 6.82712%   Comment: Original stated P&I is $1169.96.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 432144444444   Tape Value: 444444444444   Variance:    Variance %:    Comment: payment history string is 432144444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444441234   Tape Value: 444444444444   Variance:    Variance %:    Comment: payment history string reversed is 444444441234   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Purpose of refinance per application is cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CompianceEase Risk Indicator is Moderate due to
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. Loan data is $3,291.40, comparison data is $2,260.09 and variance is +$1,031.31."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. Loan data is $171,077.22, comparison data is $171,149.75 and variance is -$72.53."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure,
Availability of Title Insurance,
TN Consent to Disclosure of Insurance Information,
Choice of Agent/insurer,
Insurance Solicitation/Post Commitment."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2447522	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,654.90	02/15/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report as of xx/xx/2019 shows that the subject mortgage is on xx.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual County taxes of 2018 have been paid in full in the amount of $2,548.70  on xx/xx/2018.
No prior year delinquent taxes are found in the updated title report.

Review of the updated payment history as of xx/xx/2019 shows that the loan is currently performing well and the next due date for the payment is xx/xx/2019. The last regular payment (P&I) was made on xx/xx/2019 in the amount of $814.76 for the due date of xx/xx/2019. The UPB has been mentioned in the updated payment history in the amount of xx. The borrower has been making regular payments currently according to the original Note terms.	Collections Comments:The loan is currently performing well and the next due date for the payment is xx/xx/2019. The last regular payment (P&I) was made on xx/xx/2019 in the amount of $814.76 for the due date of xx/xx/2019. The UPB has been mentioned in the updated payment history in the amount of xx. The borrower has been making regular payments currently according to the original Note terms.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: % of Delinquent Amount   Variance:    Variance %:    Comment: Late charge code is % of P&I tape shows % of delinquent amt   Tape Source: Initial   Tape Type:
Field: Lender Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI And Funding Fee Total Amount   Loan Value: $0.00   Tape Value: $126.10   Variance: $-126.10   Variance %: -100.00000%   Comment: MI and funding fee total amount is $0.00, tape shows $126.10   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent Loan Value: -1 Tape Value: 0 Variance: -1 Variance %: Comment: Most current delinquent is -1, tape shows 0 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Missing valid COC for a fee increase on final CD dated xx/xx/2018. This loan failed the charges that cannot increase test. TRID Violation due to a fee on Final CD dated xx/xx/2018 which shows a Points - Loan Discount Fee of $618.38 while LE dated xx/xx/2018 has a Points - Loan Discount Fee of $364.00. This is a fee increase of $254.38 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Charges That Cannot Increase Test: FAIL    Charged: $618.38    Allowed: $364.00    Over By: +$254.38"
* MI, FHA or MIC missing and required (Lvl 3) "The loan is PMI. MI Certificate is missing from the loan file as the loan is conventional and LTV of the loan is exceeded 80.000%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (6.369%) is exceeded APOR (6.080%) by 0.289%. The APR threshold is 6.080% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: 6.369%        Allowed: 6.080%     Over by: +0.289%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.920% as the Borrower's income was $6,137.02 and total expenses are in the amount of $2,882.82 per UW Transmittal (Locator#Stanley Initial Upload Page#5) and it states that the loan was underwritten by AUS & it's recommendation is "Approve/Eligible." That means this loan is eligible for delivery to Fannie Mae and qualifies as Safe Harbor.

Qualified Mortgage DTI Threshold Finding: YES    Charged: 44.920%    Allowed: 43.000%    Over By: +1.920%"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																																																																																								Higher-Priced Mortgage Loan Test: FAIL Charged: 6.369% Allowed: 6.080% Over by: +0.289%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99673106	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,288.10	01/28/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	XXX	6.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	07/01/2013	XXXX	XXXX	2.000%	XXXX	07/XX/2013	Financial Hardship	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The assignments are with xx.

Active liens and judgments:
 The review of the updated title report dated xx/xx/2019 shows that there is one HOA lien against the borrower xx which was recorded on xx in the amount of xx in favor of xx.

Combined annual taxes of 2018 are paid in the amount of $1,288.10
According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $1,141.67 and PITI is in the amount of $2,000.69. The UPB reflected as per the payment history is in the amount of xx.The borrower is making payments as per modification agreement.
Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $1,141.67 and PITI is in the amount of $2,000.69. The UPB reflected as per the payment history is in the amount of xx.The borrower is making payments as per modification agreement.
According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx. The plan confirmed on xx/xx/2017. The POC was filed on xx/xx/2017.The POC amount of claim is $XXXX and amount of arrearage is $XXXX. As per order confirming chapter 13 plan $XXXX for months 4 thru 5, the
Monthly plan payment is $XXXX, for months 6 thru 60 the monthly plan payment is $XXXX. The schedule D of voluntary petition does not contain any unsecured portion. There is no comment indicating a cram down.

According to the modification, the loan was modified on xx/xx/2013 between the borrower xx and xx,. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 2.0000 % and the borrower promises to pay P&I in the amount of $982.70 beginning from xx/xx/2013. The interest bearing principal balance is $XXXX. The deferred balance is $XXXX. There is no any principal forgiven amount. The maturity date as per modification is xx/xx/2037. This loan was modified once.

As per the modified terms, new principal balance is $XXXX. There are 3 steps of modification. Borrower promises to pay and the 1st step is $982.70 monthly with a modified interest rate 2.0000% beginning from xx/xx/2013, 2nd step is $1,141.67 monthly with a modified interest rate 3.0000% beginning from xx/xx/2018, 3rd step is $1,245.15 monthly with a modified interest rate 4.0000% beginning from xx/xx/2019, with a maturity date xx/xx/2037. The interest-bearing amount is $XXXX. The deferred balance is $XXXX. There is no principal forgiven amount. This loan was modified once.

 As per collection comment the reason for default is unemployment decreased of income and occupancy is unable to determine. The borrower intention is to keep the property.
Comment dated xx/xx/2017 she called today advising an insurance claim was filed and funds have been received. As per the collection comments the property had a damage in the estimated amount of $30K. The nature of the damage and date of loss are unavailable. The insurance claim was filed  to  “ Innovative Roofing & Restoration DBA Bullet Roof”. The loss draft in the amount of “$14304.45” and “$15699.02” were issued. The details regarding repairs are unavailable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx. The plan confirmed on xx/xx/2017. The POC was filed on xx/xx/2017.The POC amount of claim is $XXXX and amount of arrearage is $XXXX. As per order confirming chapter 13 plan $XXXX for months 4 thru 5, the
Monthly plan payment is $XXXX, for months 6 thru 60 the monthly plan payment is $XXXX. The schedule D of voluntary petition does not contain any unsecured portion. There is no comment indicating a cram down.
According to the modification, the loan was modified on xx/xx/2013 between the borrower xx and xx,. The new modified principal balance as per modification is in the amount of $XXXX with interest rate starting at 2.0000 % and the borrower promises to pay P&I in the amount of $982.70 beginning from xx/xx/2013. The interest bearing principal balance is xx. The deferred balance is xx. There is no any principal forgiven amount. The maturity date as per modification is xx/xx/2037. This loan was modified once.

As per the modified terms, new principal balance is $XXXX. There are 3 steps of modification. Borrower promises to pay and the 1st step is $982.70 monthly with a modified interest rate 2.0000% beginning from xx/xx/2013, 2nd step is $1,140.67 monthly with a modified interest rate 3.0000% beginning from xx/xx/2018, 3rd step is $1,245.15 monthly with a modified interest rate 4.0000% beginning from xx/xx/2019, with a maturity date xx/xx/2037. The interest-bearing amount is xx. The deferred balance is xx. There is no principal forgiven amount. This loan was modified once.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - One Year WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: xx   Tape Value: $29278.15   Variance: xx   Variance %: 65.69796%   Comment: current bankruptcy arrearage amount is xx.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: ARM   Variance:    Variance %:    Comment: As per mod loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 11.375%   Tape Value: 2.000%   Variance: 9.375%   Variance %: 9.37500%   Comment: Max rate at first adjustment is 11.375%   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 2.250%   Tape Value: 500.000%   Variance: -497.750%   Variance %: -497.75000%   Comment: Min rate at first adjustment is 2.250%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000   Tape Value: 000000000010   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 001000000000.     Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000100   Tape Value: 010000000000   Variance:    Variance %:    Comment: The Payment reflects the Payment History String reversed as 000000000100.     Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: As per appraisal the subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $35603.11   Variance %: 4.70263%   Comment: Total debt/legal balance per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-10816.23 Variance %: -3.55226% Comment: As per payment history the UPB is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file which is located at "939489_Correspondence_Corr-IncomingOutgoing_03-18-2009_28058864". However the final HUD-1 document is illegible."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "An appraisal report is missing from the loan file. Hence original appraised value consider as $531,600.00 and value used by lender for LTV is $150,000.00. Hence LTV/CLTV exceeds 104%."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Georgia. The following state disclosures are missing from the loan file.
1.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40569508	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$8,532.43	$2,389.00	10/19/2018	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2019, the subject mortgage was originated on xx/xx/2012 with xx which was recorded on xx/xx/2012. The chain of assignment has been completed. The last assignment was done from xx which was recorded on xx. There is an active junior civil Judgment against the borrower xx in the favor of xx in the amount of xx which was recorded on xx. The combined annual taxes for the year of 2016-2018 were delinquent in the total amount of $XX which was good through till xx/xx/2019.	According to the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $726.66 which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The loan has not been modified. The borrower has been making the payments as per the original note terms.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $726.66 which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The loan has not been modified. The borrower has been making the payments as per the original note terms.
The foreclosure was initiated in 2013. The file was referred to an attorney on xx/xx/2013. The first legal action was filed on xx/xx/2014. The sale was scheduled on xx/xx/2014. As per the notice of sheriff’s sale located at “xx”, the notice of given on xx/xx/2017 at public auction to the highest bidder. The foreclosure sale was scheduled on xx/xx/2017. However, the sale has been rescinded as xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2017. The debtor had filed second amended chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. As per the plan, the debtor shall pay the amount of $2,392.00 per month for 60 months. The creditor xx had filed POC on xx/xx/2017 with the secured claim amount of $XXXX and arrears of $XXXX. The further actions are awaited.
Unable to determine the current condition and occupancy of the subject property as the latest BPO report is not available.
Foreclosure Comments:The foreclosure was initiated in 2013. The file was referred to an attorney on xx/xx/2013. The first legal action was filed on xx/xx/2014. The sale was scheduled on xx/xx/2014. As per the notice of sheriff’s sale located at “xx”, the notice of given on xx/xx/2017 at public auction to the highest bidder. The foreclosure sale was scheduled on xx/xx/2017. However, the sale has been rescinded as xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx.
Bankruptcy Commentsxx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx. The plan was confirmed on xx/xx/2017. The debtor had filed second amended chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. As per the plan, the debtor shall pay the amount of $2,392.00 per month for 60 months. The creditor xx had filed POC on xx/xx/2017 with the secured claim amount of $XXXX and arrears of $XXXX. The further actions are awaited.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	Field: Current Bankruptcy Arrearage Amount Loan Value: xx Tape Value: xx|---| $4110.34 |----| 17.76302% Comment: Difference between the tape data and audit value in the loan file. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: AMIP_PRP RPL3 SVC 030119 & Ln#29652 Pg#15   Tape Value: No   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $XXXX   Tape Value: $1250.00   Variance: $-1250.00   Variance %: -100.00000%   Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: 17.80997%   Comment: Difference between the tape data and audit value in the loan file.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-3277.93 Variance %: -2.43530% Comment: Difference between the tape data and audit value in the loan file. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. LTV at the origination was 90.90%. The tape data does not reflect MI required. However, MI certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK State. The below required State disclosures missing from the loan file.
1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
5. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2063992	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First		$978.82	$1,426.88	02/04/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.420%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/11/2017	XXXX	Not Applicable	5.000%	XXXX	02/XX/2018	Financial Hardship
As per the review of the updated title report dated xx/xx/2019, the subject mortgage was originated on
xx/xx/2008 with xx (borrowers) and (lender)xx. which was recorded on xx/xx/2008.
The chain of assignment has been completed. Currently, the subject mortgage is with the xx, which was recorded on  xx/xx/2019.
There is a junior mortgage in the amount of xx which was recorded on xx in the favor of xx.
There are 2 junior judgments first in the amount of xx in the favor of xx which was recorded on xx/xx/2014 and the other in the amount of xx which was recorded on xx/xx/2011.
Annual taxes for the year 2017 have been paid in the amount of $1426.88. Annual taxes for the year of 2018 have been partially paid in the amount of $500. Annual taxes for the year 2018 have been delinquent in the amount of $978.82.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $326.82 which was applied for xx/xx/2019. The UPB is xx. The current P&I is $326.82 and PITI is $326.82. The borrower has been making his payments as per the 2017 Mod terms.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $326.82 which was applied for xx/xx/2019. No records for post closing foreclosure has been found. No records for bankruptcy has been found. The loan was modified in the year of 2017 and the borrower has been making his payments as per the 2017 mod terms. As per the servicing comments, the current occupancy of the subject property is unable to be determined. No damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and the lender xx on xx/xx/2017.
The new principal balance is xx. The borrower promises to pay monthly P&I payment in the amount of $326.80 with the rate of interest 5.00%,  beginning from xx/xx/2018. The maturity is dated xx/xx/2048. The interest bearing amount is $XXXX.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: XXXX Tape Value: XXXX |---| |----| Comment: As per the note, the borrower last name is XXXX. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Tape data Current Foreclosure Doc locator is no but audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $4202.93   Variance:    Variance %:    Comment: As per Tape data Deferred Balance Amount is $4202.93 but audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per Tape data Modification contains Balloon Provision is yes but audit value is no.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Tape data Neg Amort Potential is no But audit value Not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2048   Tape Value: xx/xx/2028   Variance: 7458 (Days)   Variance %:    Comment: As per Tape data Stated Maturity Date is 4/15/20228 But audit value xx/xx/2048.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-74.38   Variance %: -0.11480%   Comment: As per Tape data Total Debt /Legal Balance per Payment History is xx but audit value is xx9   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-74.38 Variance %: -0.12276% Comment: As per Tape data Unpaid current principle balance (UPB) per Payment History is xx but audit value $60,511.06. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold. 1) NC RSHL Modified HMDA APR Threshold test: -   Loan data 11.500% Comparison data 7.300% Variance +4.200% 2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data 11.500% Comparison data 7.630% Variance +3.870%. However affirmative claims can be made within 2 years of Origination (4 years for Ch-75) and that the Note Date is xx/xx/2008. SOL has been expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
																																																																																								5.Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67294029	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$5,428.13	02/01/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	9.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/13/2017	XXXX	Not Applicable	4.000%	XXXX	10/XX/2017	Financial Hardship
Review of updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of assignment is complete; currently assignment is with ‘xx’.
The combined annual taxes have been paid off in amount of $5,428.13.
1. There is HOA lien in the favor of xx’ in the total amount ofxx which was recorded on xx.
2. There is Muni/code lien in the favor of ‘xx’ in the total amount of xx which was recorded onxx.
Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $954.29 with interest rate of 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and tape data is showing the deferred balance $146,763.13. The Borrower is making the payment as per the modification terms that would be 4.00% and modified P&I $622.15.	Collections Comments:
According to the servicing comment dated xx/xx/2018, the subject property was damaged due to heat wave and Electrical shortage Couse fire. Further details regarding the damages are not available. However, latest BPO report is not available to verify the current condition. Hence, we are unable to confirm whether the damages are repaired or not.

The loan modification agreement was made between “xx" and lender ‘xx’ (Lender) effective date is xx/xx/2017. The first modified payment is still due for the date of xx/xx/2017 and the new maturity date will be xx/xx/2057. The new modified unpaid principal balance is xx, interest bearing amount is $XXXXThe Borrower is making the payment as per the modification terms that would be 4.00% and modified P&I $622.15.

Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $954.29 with interest rate of 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx1 and tape data is showing the deferred balance $XXXX.  The Borrower is making the payment as per the modification terms that would be 4.00% and modified P&I $622.15.

No evidences have been found regarding foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable
The loan modification agreement was made between “XXXX" and lender ‘XXXX’ (Lender) effective date is xx/xx/2017. The first modified payment is still due for the date of xx/xx/2017 and the new maturity date will be xx/xx/2057. The new modified unpaid principal balance is $XXXX, interest bearing amount is $XXXXThe Borrower is making the payment as per the modification terms that would be 4.00% and modified P&I $622.15.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: ARM Index Type Loan Value: Not Applicable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The collection comment as of xx/xx/2019, the current status of the loan is performing; the borrower is current with the loan.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: The Modification reflects the Loan Amortization Type as Fixed.  The Original Note Amortization type was ARM.    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 12.200%   Tape Value: 1.000%   Variance: 11.200%   Variance %: 11.20000%   Comment: As per ARM note document Max rate at first adjustment 12.200%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 9.200%   Tape Value: 300.000%   Variance: -290.800%   Variance %: -290.80000%   Comment: As per ARM note document Min rate at first adjustment is 9.200%.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: As of xx/xx/2019 payment history, the borrower is current, however, the borrower is making the payment regular.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2008   Variance: -504 (Days)   Variance %:    Comment: Appraisal Report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 121111001000   Tape Value: 000100111111   Variance:    Variance %:    Comment: The Payment reflects the Payment History String as 01410011000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000100111121   Tape Value: 111111001000   Variance:    Variance %:    Comment: The Payment History String reversed is 00011001410.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2057   Tape Value: xx/xx/2037   Variance: 7428 (Days)   Variance %:    Comment: As per Modification document maturity date is xx/xx/2057.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-533.12   Variance %: -0.36259%   Comment: The total Debt/ Legal Balance per payment history is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value:xx Tape Value: xx Variance: $-264.56 Variance %: -0.17993% Comment: As per payment history, the UPB is reflecting is in the amount of xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland, However, the following state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4035688	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,593.09	02/19/2019	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	02/13/2018	XXXX	XXXX	5.500%	XXXX	04/XX/2018	Financial Hardship	The review of updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
Active judgments and liens;
1) HOA lien has been found pending against the borrower xx and it was recorded on xx in the amount of xx and which is in the favor of xx.
2) HOA lien has been found pending against the borrower xx and it was recorded on xx in the amount of xx and which is in the favor of xx.
3) State tax judgment has been found pending against the borrower xx and it was recorded on xx in the amount ofxx and which is in the favor of xx.
4) Judgment has been found pending against the borrower xx and it was recorded on xx amount of $0.00 and which is in the favor of xx
2018 County 1st Installment has been paid on xx/xx/2018 in the amount of $1,288.85 and 2nd Installment has been paid on xx/xx/2018 in the amount of $1,296.54. No prior years delinquent taxes found.
Review of the payment history provide by FCI Lender Services, INC for the period from xx/xx/2016 till xx/xx/2019 shows borrower is making payments regularly and loan is performing. The last payment received was in the amount of $ $851.68 on xx/xx/2019 for due date xx/xx/2019. The next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx and current interest is 5.500%. The borrower is making payments as per loan modification agreement dated xx/xx/2018.	Collections Comments:According to the collection comments dated xx/xx/2019 and review of the payment history provide by xx for the period from xx/xx/2016 till xx/xx/2019 shows loan is performing . The last payment received was in the amount of $ $851.68 on xx/xx/2019 for due date xx/xx/2019. The next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx and current interest is 5.500%.Borrower is making his payments as per the modification agreement. Subject property is occupied by Owner and there are no damages or repairs reflected on the available servicing comments.
Available servicing comments from xx/xx/2017 till xx/xx/2019 shows that foreclosure was initiated in the loan file Lender had been referral to foreclosure on xx/xx/2017 foreclosure sale date set for xx/xx/2018 and now currently loan is performing. According to PACER report and comment dated xx/xx/2017 there is no active bankruptcy.
2018 County 1st Installment has been paid on xx/xx/2018 in the amount of $1,288.85 and 2nd Installment has been paid on xx/xx/2018 in the amount of $1,296.54. No prior years delinquent taxes found.
Foreclosure Comments:The foreclosure was initiated and file was referred to attorney on 11/2017/2017. As per comment dated xx/xx/2018 the foreclosure sale date was set for xx/xx/2018. However under loss mitigation efforts the borrower was offered a loan modification. Which was accepted by the borrower and the borrower signed it on xx/xx/2018. Currently the loan is performing and borrower is making regular payments as per modification agreement.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (borrower) and xx (lender) on xx/xx/2018. The new principal balance as per agreement is xx from which $XXXX is deferred. Therefore the interest bearing amount is $XXXX. The new interest rate is 5.50% and P&I is $851.68. The payments begin on xx/xx/2018 till new maturity date xx/xx/2048. The loan was modified previously on xx/xx/2012.	Affiliated Business Disclosure	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: XXXX |---| |----| Comment: No second borrower Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: XXXX   Variance:    Variance %:    Comment: No second borrower   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: XXXX   Tape Value: No   Variance:    Variance %:    Comment: Document locator   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MOD Contains Balloon Provision   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: loan is performing   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Fixed Loan   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000004   Tape Value: FF0000000001   Variance:    Variance %:    Comment: Payment history string is 000000000004   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 400000000000   Tape Value: 1000000000FF   Variance:    Variance %:    Comment: Payment history reverse string is 400000000000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 61.95584%   Comment: As per MOD agreement   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2048   Tape Value: xx/xx/2036   Variance: 4108 (Days)   Variance %:    Comment: As per MOD maturity date is xx/xx/2048   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-618.78   Variance %: -0.25616%   Comment: As per payment history   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-513.82 Variance %: -0.34572% Comment: UPB is $XXXX Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is Moderate because this loan has failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data $251,429.40  Comparison Data $251,496.06  and Variance is -$66.66"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82357222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,844.44	02/08/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	XXX	10.631%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/02/2018	XXXX	Not Applicable	6.000%	XXXX	05/XX/2018	Financial Hardship	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of assignment has been completed.
There are two State Tax  Liens, total in the amount of xx in the favor of xx.
There is a junior civil judgment in the favor of xx, in the amount of xx.
Combined annual tax for the year of 2018 has been paid on xx/xx/2018, in the amount of $1,844.44	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 04 months. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $699.73 and PITI is in the amount of $1,014.25.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the comments, the loan is Performing and the borrower has been delinquent for 0 months. According to the payment history as of xx/xx/2019, the borrower has been delinquent for 04 months. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $699.73 and PITI is in the amount of $1,014.25.The UPB reflected as per the payment history is in the amount of xx.
According to the modification, the loan was modified on xx/xx/2018 between the borrower xx.and, xx (Lender). The new modified principal balance as per modification is in the amount ofxx with interest rate starting at 6.00% and the borrower promises to pay P&I in the amount of $699.73 beginning from  xx/xx/2018. The maturity date as per modification is xx/xx/2058.
The reason for the default is Unemployment. The subject property has been occupied by the owner.
The borrower had filed Bankruptcy under chapter-7 on  xx with the case#xx. The date of the last filing the bankruptcy is xx/xx/2015. The case was discharged on xx/xx/2015 and got terminated on  0xx/xx/2015.
No damages or repair have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-7 on xx with the case#xx. The date of the last filing the bankruptcy is xx/xx/2015. The case was discharged on xx/xx/2015 and got terminated on 0xx/xx/2015.	According to the modification, the loan was modified on xx/xx/2018 between the borrowerxx and, xx (Lender). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.00% and the borrower promises to pay P&I in the amount of $699.73 beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy was filed . however, the tape data reflects No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is Not Applicable. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg Amort Potential is Not Applicable. however, the tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000MM   Tape Value: FFFFF0000000   Variance:    Variance %:    Comment: Payment History String is 000000000MM. however, the tape data reflects FFFFFF00000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000   Tape Value: 0000000FFFFF   Variance:    Variance %:    Comment: Payment History String Reversed is MM0000000000000. However, the tape data reflects 000000000FF.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2058   Tape Value: xx/xx/2040   Variance: 6326 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2058. However, the tape data reflects xx/xx/2040.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx  Variance: $-1337.37   Variance %: -1.05737%   Comment: Total Debt / Legal Balance per Payment History is xx. However, the tape data reflects xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-135.00 Variance %: -0.10673% Comment: Unpaid Current Principal Balance per Payment History is xx. However, the tape data reflects xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 settlement statement along with itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file ."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at GA State. The following state disclosures are missing from the loan files.
..?Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
..?Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69196470	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,765.49	02/19/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	7.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Unavailable	No	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed.
There are 2 Civil judgments against borrower xx in the total amount of xx which has been recorded on xx.
There is 1 hospital judgment against Fxx in the amount of $1,493.49 which was recorded on xx/xx/2010.
1st installments of county taxes for the year of 2018 has been paid in the amount of $1,382.75 for the due date xx/xx/2018.
2nd  installments of county taxes for the year of 2018 has been paid in the amount of $1,382.74 for the due date xx/xx/2018.
1st installments of county taxes for the year of 2017 has been paid in the amount of $1,338.20 for the due date xx/xx/2017.
2nd installments of county taxes for the year of 2017 has been paid in the amount of $1,338.20 for the due date xx/xx/2017.
1st installments of county taxes for the year of 2016 has been paid in the amount of $1,301.02 for the due date xx/xx/2016.
2nd  installments of county taxes for the year of 2016 has been paid in the amount of $1,301.01 for the due date xx/xx/2016.

No prior year delinquent taxes have been found.
Current year taxes has been due in the amount of $2,765.49.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $ $808.10 and PITI is in the amount of $1,134.53. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $ $808.10 and PITI is in the amount of $1,134.53. The UPB reflected as per the payment history is in the amount of xx.
According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2017, the POC amount is $XXXX.16 and the arrearage amount is $XXXX. As per the modified bankruptcy chapter 13 plan filed on xx/xx/2018, the debtor shall pay to the trustee $5,445 in lum sum during months 1 through 20, then $900 per month for 10 month(s), then $4,200 per month for 30 month(s), for a total term of 60 months.There is no comment indicating a cramdown.
 No damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case# xx. The POC was filed on xx/xx/2017, the POC amount is $XXXX.16 and the arrearage amount is $XXXX. As per the modified bankruptcy chapter 13 plan filed on xx/xx/2018, the debtor shall pay to the trustee $5,445 in lum sum during months 1 through 20, then $900 per month for 10 month(s), then $4,200 per month for 30 month(s), for a total term of 60 months.There is no comment indicating a cramdown.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Bankruptcy Arrearage Amount Loan Value: xx Tape Value: xx |---| xx |----| 80.09043% Comment: Current bankruptcy arrearage amount is xx. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Foreclosure has been initiated.   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no balloon payment provision available in the mod document   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment: The borrower is currently delinquent for 2 months.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: There is no neg amortization provision seen in note document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 433444444333   Tape Value: FF4344444443   Variance:    Variance %:    Comment: Payment history string as per the payment history is 433444444333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 333444444334   Tape Value: 3444444434FF   Variance:    Variance %:    Comment: Payment history string reversed as per the payment history is 333444444334.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-18917.87   Variance %: -20.74350%   Comment: Total debt/legal balance as per the payment history is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-18497.86 Variance %: -20.28296% Comment: UPB as per the payment history is $72,701.13. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "Lost note affidavit dated xx/xx/2012 was found in the loan file located at (995702_Complete File_COMPLETE-FILE_10-11-2013_28412569 PG#147) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are also available in the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85931784	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,107.15	01/28/2019	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	XXX	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2014	XXXX	Not Applicable	6.750%	XXXX	03/XX/2014	Financial Hardship	Review of updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is with xx. There are 3 judgments against the name of borrower as follow. First was recorded on xx/xx/2010 in the amount of $XX in favor of xx. Second was recorded on xx/xx/2010 in the amount of $XX in favor of xx. Third was recorded on xx/xx/2011 in the amount of $XX in favor ofxx. There is one state tax lien against the name of borrower in the amount of $XX in favor of State of Maryland which was recorded on xx/xx/2006. The annual combined taxes of 2018 have been paid total in the amount of $4,107.15. No prior year delinquent taxes have been found.	Review of updated payment history shows that the loan is in delinquency for only 1 month and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $1,794.31 with interest rate of 5.750% for the due date of xx/xx/2018. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx. The borrower has been making the payments as per the mod made on xx/xx/2014.

Collections Comments:The loan is in delinquency for only 1 month and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $1,794.31 with interest rate of 5.750% for the due date of xx/xx/2018. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of $XXXX. The borrower has been making the payments as per the mod made on xx/xx/2014. The Loan Modification agreement was made on an effective date of xx/xx/2014 between “xx” (borrower) and “xx.”(Lender). The borrower had given promise to pay the UPB of $XXXX. According to the mod the borrower has promised to pay the interest rate of 6.750 % with P&I $1,585.52 with Fixed amortized type and the first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054. The borrower xx had filed the bankruptcy under chapter 13 with case#xx. The voluntary petition was filed on xx/xx/2017. The POC was filed on xx/xx/2017 with secured claim amount of $XXXX and amount of arrearage in the amount of $66736.45. The plan was confirmed on xx/xx/2018 and according to the amended chapter 13 plan dated xx/xx/2018, the debtor shall pay pre-petition arrears in the amount of $1,419.92 for 47 months and post-petition arrears in the amount of $236.46 for 47 months to the trustee. The bankruptcy was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018. According to the servicing comments the foreclosure was initiated in the loan. The sale date was scheduled on xx/xx/2017 but the sale was canceled due to the bankruptcy filed by borrower on xx/xx/2017. The comment dated xx/xx/2017 states that the file was placed on hold due to the trial payment plan. The plan was started from xx/xx/2017. No further details have been found regarding the foreclosure. The property is owner occupied and no visible damages were reported.
Foreclosure Comments:According to the servicing comments the foreclosure was initiated in the loan. The sale date was scheduled on xx/xx/2017 but the sale was canceled due to the bankruptcy filed by borrower on xx/xx/2017. The comment dated xx/xx/2017 states that the file was placed on hold due to the trial payment plan. The plan was started from xx/xx/2017. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with case#xx. The voluntary petition was filed on xx/xx/2017. The POC was filed on xx/xx/2017 with secured claim amount of $XXXX and amount of arrearage in the amount of $66736.45. The plan was confirmed on xx/xx/2018 and according to the amended chapter 13 plan dated xx/xx/2018, the debtor shall pay pre-petition arrears in the amount of $1,419.92 for 47 months and post-petition arrears in the amount of $236.46 for 47 months to the trustee. The bankruptcy was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018.	The Loan Modification agreement was made on an effective date of xx/xx/2014 between “xx” (borrower) and “xx.”(Lender). The borrower had given promise to pay the UPB of $XXXX. According to the mod the borrower has promised to pay the interest rate of 6.750 % with P&I $1,585.52 with Fixed amortized type and the first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (Post-Loan Origination)? is Yes; however tape data shows No. Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: 3461201-3 Servicing Comments ServicingComments.xl 1 & AMIP_PRP RPL3 SVC 030119   Tape Value: No   Variance:    Variance %:    Comment: Current Foreclosure Doc Locator is Not Applicable; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: Mos Currently Delinquent is 1; however tape data shows 0.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential? is Not Applicable; however tape data shows No.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11111101212m   Tape Value: FFFFFFF11111   Variance:    Variance %:    Comment: Payment History String is 11111101212M; however tape data shows FFFFFFF11111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: m21210111111   Tape Value: 11111FFFFFFF   Variance:    Variance %:    Comment: Payment History String Reversed is M21210111111; however tape data shows 11111FFFFFFF.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2036   Variance: 6271 (Days)   Variance %:    Comment: Stated Maturity Date is xx/xx/2054; however tape data shows xx/xx/2036.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-4241.32   Variance %: -1.28670%   Comment: Total Debt / Legal Balance per Payment History is xx; however tape data showsxx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-214.85 Variance %: -0.06517% Comment: Unpaid Current Principal Balance (UPB) per Payment History is xx; however tape data shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $383,313.76. The disclosed finance charge of $383,263.76 is not considered accurate for purposes of rescission because it is understated by more than $35"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State and the required disclosures are missing from the loan file.
Affidavit of Consideration.
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
No Escrow Account."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21168403	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,402.88	02/08/2019	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	XXXX	XXX	7.740%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of the assignment has been completed. The current assignment is the xx which was recorded on xx/xx/2017.
There is a junior mortgage in the favor of MERS as nominee for xxin the amount of xx which was recorded on xx.
There is a civil judgment in the favor of xx inc in the amount of $2,760.86 which was recorded on xx/xx/2008.
There is a civil judgment in the favor of xx, however, the amount is not available which was recorded on xx/xx/2008.
There is a civil judgment in the favor of xxhowever, the amount is not available which was recorded on xx/xx/2009.
There is a civil judgment in the favor of xx in the amount of $5,094.67 which was recorded on xx/xx/2013.
1st installment of county jurisdiction tax of 2018 has been paid in the amount of $2,287.65 on xx/xx/2018.
2nd installment of county jurisdiction tax of 2018 has been paid in the amount of $2,115.23 on xx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, that was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $1,323.48 and PITI is in the amount of $1,861.76 The UPB reflected in the amount of $317,620.64. The borrower has been making the payments as per the forbearance agreement located at (4991022_Loan Mod ).	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower is current with the loan. The last payment was received on xx/xx/2019, that was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $1,323.48 and PITI is in the amount of $1,861.76 The UPB reflected in the amount of xx. The borrower has been making the payments as per the forbearance agreement located at (xx).
The reason for default is unable to be determined from the latest collection comments. The loan has never been modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case # xx. The plan was confirmed on xx/xx/2018 and the date of the last filing is xx/xx/2019. As per the amended chapter 13 plan, the debtor shall pay to the trustee the sum of $1,500.00 per month for 30 months and then $2,350.00 per month for 28 months.  The POC was filed on xx/xx/2017 with the claim amount of $XXXX and the amount of arrearage is $8789.13. The Schedule D of voluntary petition dated xx/xx/2017 shows that the unsecured portion is $XXXX.
No evidence has been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx. The plan was confirmed on xx/xx/2018 and the date of the last filing is xx/xx/2019. As per the amended chapter 13 plan, the debtor shall pay to the trustee the sum of $1,500.00 per month for 30 months and then $2,350.00 per month for 28 months. The POC was filed on xx/xx/2017 with the claim amount of $XXXX and the amount of arrearage is $8789.13. The Schedule D of voluntary petition dated xx/xx/2017 shows that the unsecured portion is $XXXX.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	Field: ARM Index Margin Percent Loan Value: 3.450% Tape Value: 345.000% |---| -341.550% |----| -341.55000% Comment: As per note, ARM Index Margin percent 3.450% Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 10.740%   Tape Value: 7.000%   Variance: 3.740%   Variance %: 3.74000%   Comment: As per note, ARM lifetime cap rate 10.740%.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Arrearage Amount   Loan Value: $XXXX   Tape Value: $3515.67   Variance: $5273.46   Variance %: 149.99872%   Comment: As per PACER, arrearage amount is $8,789.13.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $56469.75   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Principal (Modification) per Payment History   Loan Value: $XXXX   Tape Value: $56469.75   Variance: $-56469.75   Variance %: -100.00000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has never been modified.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 10.740%   Tape Value: 1.000%   Variance: 9.740%   Variance %: 9.74000%   Comment: As per note, max rate at first adjustment is 10.740%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 7.740%   Tape Value: 300.000%   Variance: -292.260%   Variance %: -292.26000%   Comment: As per note, Min rate at first adjustment is 7.740%.   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: xx/xx/2015   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1329.73   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Not Applicable   Tape Value: 5.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2018   Variance: 395 (Days)   Variance %:    Comment: As per note, next rate change date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001233342MMM   Tape Value: 655555453433   Variance:    Variance %:    Comment: As per payment history, String is 001233342MMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM243332100   Tape Value: 334354555556   Variance:    Variance %:    Comment: The string reversed MMM243332100.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent   Loan Value: 1.000%   Tape Value: 6.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: As per note, cap percent is 1.00%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type is PUD.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $-49955.57   Variance %: -13.35330%   Comment: As per payment history, total debt is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: xx Variance: $-16.04 Variance %: -0.00504% Comment: As per payment history, UPB is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 7.916% Variance-7.916%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.916%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32340375	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	No	Not Applicable	Other	$2,056.29	$2,056.29	01/18/2019	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	11.510%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.500%	XXXX	Unavailable	Unavailable	According to the updated title report dated xx/xx/2019, the subject mortgage was originated on xx. The chain of assignment has been completed. The last assignment was done from xx which was recorded on xx. There is an active junior mortgage against the subject property which was originated on xx/xx/2018 with the lender xx which was recorded on xx for the amount of xx. The combined annual taxes for the year of 2018 were delinquent in the total amount of $2,056.29 which was good through till xx/xx/2019.	According to the payment history as of xx/xx/2019, the borrower is making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $412.62 which was applied for the due date of xx/xx/2019. The UPB reflected in the amount of xx.	Collections Comments:The borrower is performing. According to the payment history as of xx/xx/2019, the borrower is making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $412.62 which was applied for the due date of xx/xx/2019. The UPB reflected in the amount of $XXXX. No post-closing bankruptcy activity has been found. As per the document located at “xx”, the borrower is refused to vacate the property. As per the notice to vacate located at “xx”, the property is sold to RCOT. Hence, RCOT is the current owner of the property. If the borrower did not vacate the property, RCOT will file suit to evict the borrower. As per the document attached with the updated title report, the notice of trustee’s sale was filed on xx/xx/2017. The property will be sold at the trustee’s sale on xx/xx/2017 to xx. As per the foreclosure deed attached with the updated title, the subject property was sold by the trustee Megan Randle toxx which was recorded on xx/xx/2017. Unable to determine the current condition of the subject property as the latest BPO report is not available in the loan file.
Foreclosure Comments:As per the document located at “xx”, the borrower is refused to vacate the property. As per the notice to vacate located at “xx”, the property is sold to RCOT. Hence, RCOT is the current owner of the property. If the borrower did not vacate the property, RCOT will file suit to evict the borrower. As per the document attached with the updated title report, the notice of trustee’s sale was filed on xx/xx/2017. The property will be sold at the trustee’s sale on xx/xx/2017 to Wilmington Savings Fund Society, FSB. As per the foreclosure deed attached with the updated title, the subject property was sold by the trustee Megan Randle to Wilmington Savings Fund Society, FSB which was recorded on xx/xx/2017.
Bankruptcy Comments:Not Applicable	This is conventional ARM mortgage with P&I of $624.37 with the rate of interest 11.51% and a maturity date of xx/xx/2036. The seller’s tape data as of xx/xx/2018, the loan has been modified on xx/xx/2013 with a modified principal balance of $0.00. However, the P&I as per payment history is the $412.61 and rate of interest is 5.500%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.	Missing Required State Disclosures	Field: ARM Index Type Loan Value: Unavailable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Doc Locator   Loan Value: XXXX   Tape Value: No   Variance:    Variance %:    Comment: Loan has been foreclosed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 13.510%   Tape Value: 1.000%   Variance: 12.510%   Variance %: 12.51000%   Comment: Max rate at first adjustment is 13.51.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 11.510%   Tape Value: 200.000%   Variance: -188.490%   Variance %: -188.49000%   Comment: Min rate at first adjustment is 11.51.   Tape Source: Initial   Tape Type:
Field: Mod Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2053   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Contains Balloon Provision?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2013   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $XXXX   Tape Value: $308.74   Variance: $103.88   Variance %: 33.64643%   Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 5.500%   Tape Value: 2.000%   Variance: 3.500%   Variance %: 3.50000%   Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001234444   Tape Value: FFFFFFFF0000   Variance:    Variance %:    Comment: Payment history string is 000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444432100000   Tape Value: 0000FFFFFFFF   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Section 32 Loan?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Complaint does not fail for high cost however there is no need for section 32 disclosure.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2036   Variance:    Variance %:    Comment: Mod is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx2   Variance: $16182.96   Variance %: 20.27560%   Comment: Total debt/legal balance as per the payment history is xx.   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: $79814.92 Variance: $-46.80 Variance %: -0.05863% Comment: UPB as per the payment history is $79,768.12. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following required Disclosures are missing from the loan file:
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Fair Market Value of Homestead Property Acknowledgment
5. Choice of Insurance Notice
6. Collateral Protection Insurance Disclosure
7. Non-Deposit Investment Product Disclosure Are there any promotional materials?
8. Insurance Solicitation/Post Commitment Requirement
9. Home Equity Consumer Disclosure
10. Home Equity Loan Interest and Fees Preclosing Disclosure
11. Home Equity Loan Copies of Documents
																																																																																								12. Home Equity Loan Rescission Notice"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52349555	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$559.44	02/28/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	XXX	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2019 shows that the subject mortgage was originated on xx.
The chain of title is complete.
There are no active liens or judgments found open.
The county taxes for the year 2018 are paid in the amount of $559.44 on xx/xx/2018. There are no prior delinquent taxes found open.	The review of the payment history shows that the borrower is not making regular payments and the borrower is two months behind the scheduled payments. The last payment was received on xx/xx/2019 in the amount of $659.35 which was applied to xx/xx/2018. The next due date is xx/xx/2019. The UPB as per payment history is xx.	Collections Comments:The borrower is not making regular payments and the borrower is two months behind the scheduled payments. The last payment was received on xx/xx/2019 in the amount of $659.35 which was applied to xx/xx/2018. The next due date is xx/xx/2019. The UPB as per payment history is xx.
No post close foreclosure or bankruptcy activity found.
No damages are reported in servicing comments.
The intention of borrower is to keep property.
The reason for default is illness of borrower & family member and also curtailment in income.
The county taxes for the year 2018 are paid in the amount of $559.44 on xx/xx/2018. There are no prior delinquent taxes found open. The occupancy is occupied by owner as per the comment dated xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Original CLTV Ratio Percent Loan Value: 98.188% Tape Value: 96.500% |---| 1.688% |----| 1.68800% Comment: As per the appraisal. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: As per the appraisal.   Tape Source: Initial   Tape Type:
Field: Other Monthly Back Debt for DTI Loan Value: $XXXX Tape Value: $43.00 Variance: $334.00 Variance %: 776.74418% Comment: As per the documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance fail for Lender Credits That Cannot Decrease Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2017.  LE dated xx/xx/2017 reflects a Non-Specific Lender Credit of $383.00, however, Revised CD dated xx/xx/2017 reflects the Non-Specific Lender Credit at $39.95.  This is a Lender Credit decrease of $343.05 which is considered a Zero Tolerance amount."
* description (Lvl 3)     "Incomplete Closing Disclosure. Closing Disclosure dated xx/xx/2017 is missing data in section 'Calculation Cash To Close' (pg#3) and 'Loan Calculation' (pg#5)."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "This ia a FHA loan. The required Mortgage Insurance Certificate is missing in the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14493485	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,383.18	05/01/2017	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	8.125%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	03/11/2010	XXXX	XXXX	2.000%	XXXX	04/XX/2010	Financial Hardship	As per review of Updated Title Report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete. Latest assignment is from xx, recorded on xx/xx/2017.
There is one Real Estate tax lien in the amount of xx in favor ofxx which was recorded on xx/xx/2009.
There is total 3 civil judgments against the borrower which is mentioned as below.
1) Civil Judgment in the amount of $XX in favor of xx which was recorded on xx/xx/2009.
2) Two Civil judgment in the amount of $XX in favor of xx which was respectively recorded on xx/xx/2010 and xx/xx/2014.
There is one open junior mortgage found in the amount of xx in favor of xx, which was recorded on xx.
There is one mortgage foreclosure; the plaintiff's name is xx which was recorded on xx/xx/2016.
Taxes for the year 2016 1st installments is paid in the amount of 691.59 and 2nd installment is due until xx/xx/2017 in the amount of $691.59.
No prior years taxes delinquent taxes found.
As per review of updated payment history as of xx/xx/2017, the borrower is delinquent with the loan from more than 120 days and the next due date is xx/xx/2015. The last payment was received in the amount of $352.32 which was applied for the due date xx/xx/2015. The current UPB is reflecting in the amount of xx.	Collections Comments:The loan is in active bankruptcy and is due for xx/xx/2015. The borrower is delinquent with the loan from more than 120 days. The last payment was received in the amount of $352.32 which was applied for the due date xx/xx/2015. The current UPB is reflecting in the amount of $XXXX.
The trial modification agreement found at xx, as per this agreement trial plan start from xx/xx/2009.
The loan has been permanently modified on  xx/xx/2010  between the (Borrower) xx with the (Lender) xx. As per modification agreement, the New Unpaid Principal Balance is xx. The agreement shows that $5666.37 of the New Unpaid Principal is stated as deferred principal balance and borrower won't pays the interest for this amount. The New Principal Balance less the Deferred Principal Balance shall be referred to as the Interest Bearing Principal Balance and this amount is $XXXX. The borrower promises to pay the monthly P&I of $303.26 with modified interest rate of 2.000%. This modification has total 4 steps. First payment begins from xx/xx/2010 and the stated maturity date is xx/xx/2050.
As per review of servicing comments, foreclosure was initiated. The file refers to an attorney on xx/xx/2016. The complaint filed on xx/xx/2016. Judgment entered on xx/xx/2016. As per comment dated xx/xx/2016 sale scheduled for xx/xx/2016. Bid calculation completed on xx/xx/2016. The foreclosure put on hold due to borrower filed bankruptcy under chapter 13 with case#xx. The plan was confirmed on xx/xx/2017.
As per BPO report dated xx/xx/2017 the subject property is occupied by an unknown party and in good condition.
Foreclosure Comments:As per review of servicing comments, foreclosure was initiated. The file refers to an attorney on xx/xx/2016. The complaint filed on xx/xx/2016. Judgment entered on xx/xx/2016. As per comment dated xx/xx/2016 sale scheduled for xx/xx/2016. Bid calculation completed on xx/xx/2016. The foreclosure put on hold due to borrower filed bankruptcy under chapter 13 with case#xx. The plan was confirmed on xx/xx/2017. No, any further information is available

Bankruptcy Comments:As per review of PACER report, the borrower filed bankruptcy under chapter 13 with case#xx. The plan was confirmed on xx/xx/2017. As per this plan, the debtor shall pay directly to the trustee the sum of $415.00 per month.	The modification agreement was made on xx/xx/2010 between the (Borrower) xx with the (Lender) xx. As per modification agreement, the New Unpaid Principal Balance is $XXXX.
The agreement shows that $5666.37 of the New Unpaid Principal is stated as deferred principal balance and borrower won't pays the interest for this amount. The New Principal Balance less the Deferred Principal Balance shall be referred to as the Interest Bearing Principal Balance and this amount is $XXXX.
The borrower promises to pay the monthly P&I of $303.26 with modified interest rate of 2.000%. This modification has total 4 steps. First payment begins from xx/xx/2010 and the stated maturity date is xx/xx/2050.
Field: Current Bankruptcy Status Loan Value: Plan Confirmed (Ch. 11, 13) Tape Value: Proof of Claim - Filed |---| |----| Comment: As per PACER report, the borrower filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. Hence, the current bankruptcy status. However, tape data reflects Proof of claim-Filed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2010   Tape Value: xx/xx/2010   Variance: -7 (Days)   Variance %:    Comment: As per loan modification agreement found in the loan file, doc date of last modification is xx/xx/2010. However, the data reflects xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $XXXX   Tape Value: $4549.55   Variance: $-267.52   Variance %: -5.88014%   Comment: As per updated payment history, escrow advance balance is $4282.03. However, tape data reflects $4549.55.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: As per loan modification agreement dated xx/xx/2010, loan amortization type is a step. However, tape data reflects fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2016   Variance: -2161 (Days)   Variance %:    Comment: As per loan modification agreement dated xx/xx/2010, mod step 1 date is xx/xx/2010. However, tape data reflects xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 4.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per modification agreement dated xx/xx/2010, mod step 1 rate is 2.000%. However, tape data reflects 4.000%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2017   Variance: -700 (Days)   Variance %:    Comment: As per loan modification agreement dated xx/xx/2010, mod step 2 date is xx/xx/2015. However, tape data reflects xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per modification agreement dated xx/xx/2010, mod step 2 rate is 3.000%. However, tape data reflects 5.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: As per updated payment history, string is 444444444444. However, tape data reflects 999999999999.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: As per updated payment history, string reversed is 444444444444. However, tape data reflects 999999999999.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 415   Tape Value: 396   Variance: 19   Variance %: 4.79797%   Comment: As per Note, stated remaining term is 245. However, tape data reflects 396.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx  Variance: $15806.32   Variance %: 18.22270%   Comment: As per updated payment history, total debt/ legal balance is xx. However, tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Unpaid Current Principal Balance (UPB) per Payment History Loan Value: xx Tape Value: $86739.72 Variance: $-135.47 Variance %: -0.15617% Comment: As per updated payment history UPB isxx. However, tape data reflects xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the predatory lending guidance test (GSE based on Fannie Mae)
This loan failed the points and fees test (GSE based on Fannie Mae)

This loan failed the predatory lending guidance test (GSE based on Freddie Mae)
This loan failed the points and fees test (GSE based on Freddie Mae)

This loan failed the discount fee test. (State Regulation)"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the predatory lending guidance test (GSE based on Fannie Mae)
This loan failed the points and fees test (GSE based on Fannie Mae)
Loan data is $6780.00, allowed is $5040.00, hence the variance is +$1740.00.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

This loan failed the predatory lending guidance test (GSE based on Freddie Mae)
This loan failed the points and fees test (GSE based on Freddie Mae)
Loan data is $6930.00, allowed is $5040.00, hence the variance is +$1890.00.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.

This loan failed the discount fee test. (State Regulation)
Loan data is $5040.00, allowed is $2016.00, hence the variance is +$3024.00.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the available loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9432904	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,119.74	02/28/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	6.510%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2017 shows xx.
No assignments found. Assignee should be either xx.
1st and 2nd county taxes for the year 2017 paid total in the amount of 2121.32
Following judgment or liens are active on title.
1. Civil judgment total in the amount of $30,250.00 with xx".
2. Civil judgment in the amount of $1,311.08 and was recorded on xx/xx/2010 with xx".
3. Civil judgment total in the amount of $1,870.95 and was recorded on xx/xx/2010 withxx".	Review of payment history shows borrower is delinquent for more than 120 days and next due for xx/xx/2016. The last payment was received on xx/xx/2017 in the amount $160.51 for due date xx/xx/2016. The UPB is reflected in the amount $197,585.21. The payment is an interest and escrow payment only, there is no reduction in the principal. The borrower is making payment as per payment change notice issued on xx/xx/2015.
Collections Comments:The loan is in bankruptcy activity and loan due for xx/xx/2016.
The reason for default is Illness of the borrower per comment xx/xx/2016.
Loan not modified since origination. The borrower has been offered 3 month trial modification plans. However, all attempts have failed. As per comment dated xx/xx/2017, the borrower could not offer down payment.
Foreclosure referral puts on hold due to bankruptcy activity.
Borrower filed bankruptcy under Chapter 13 case#xx and plan confirmed on xx/xx/2014. The debtor shall pay to the trustee $250 per month for 5 months, $500 per month for 7 months and $600 per month for 48 months for a total term of 60 months. The lender was granted the Order on motion for relief from Stay on xx/xx/2014.
No recent comment on occupancy was found in the collection comments and no comment indicating property damage was found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter 13 case#xx and plan confirmed on xx/xx/2014. Debtor shall pay to the trustee $250 per month for 5 months, $500 per month for 7 months and $600 per month for 48 months for a total term of 60 months. The lender was granted the Order on motion for relief from Stay on xx/xx/2014. Prior bankruptcy filed under chapter 7 case#xx which was standard discharge on xx/xx/2011.	Not Applicable	Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by all borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by all borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28587139	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,373.37	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	XXX	4.798%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the Updated title report dated xx/xx/2017 shows the Subject mortgage was originated on xx.
Chain of the assignment is complete. Currently, the assignment of mortgage is with xx.
Two active civil judgment found active against the borrowers.
1st one is in favor of xx for the amount of xx and was recorded on xx/xx/2010.
2nd one is in favor of xx. for the amount of xx and was recorded on xx/xx/2011.
County taxes for the year 2017, 1st installment is paid in the amount of $5373.38 and the 2nd installment is due in the amount of $5373.37 till due date xx/xx/2017.
No prior years delinquent taxes found.
Estimated taxes for the year 2018 are due in the amount of $10746.75.
The review of the latest payment history shows that the borrower is delinquent for more than 120 days and is next due for xx/xx/2012 payment. The last payment date is not mentioned in payment history. The current UPB reflects in the amount of xx and the current P&I is $2,218.48.	Collections Comments:Review of the servicing comments shows that the loan is in collections and is next due for xx/xx/2012 payment. The last payment date is not mentioned in payment history. The current UPB reflects in the amount of xx and the current P&I is $2,218.48.
The reason for default is a curtailment of income. The intentions of the borrower is to retain the property and she is also ready to sell her another property to bring this loan current.
No Foreclosure activity was noted in comments history.
Review of the bankruptcy shows that the borrower filed bankruptcy on xx under chapter 11 case# xx and the case was terminated on xx/xx/2013.
The borrower was making payment as per the ARM notice.
As per the latest BPO report dated xx/xx/2017, the subject property is occupied by the unknown party and is in good condition. No damages or repairs to the property were noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Review of the bankruptcy shows that the borrower filed bankruptcy on xx under chapter 11 case# xx and the case was terminated on xx/xx/2013.	Not Applicable	Field: ARM Index Margin Percent Loan Value: 3.700% Tape Value: 2.900% |---| 0.800% |----| 0.80000% Comment: As per Note, ARM index margin is 3.7%. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower#2 First name. Data provided is xx while Audit value is Raymond.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per Note, first name of borrower is xx.   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Status   Loan Value: Dismissed   Tape Value: Lift Stay - Requested   Variance:    Variance %:    Comment: As per review of pacer, bankruptcy case was terminated, hence, updated as Dismissed.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As no foreclosure activity was noted in servicing comments, this field is will be not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As the LTV/CLTV is 68%, MI is not required.   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2004   Variance: 365 (Days)   Variance %:    Comment: As per Note, first pay change date is xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Actoive? Data Provided is No while the Audit Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: Payment History string. For data provided value is 999999999999 while Audit value is 000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: Payment History String . Data Provided is 999999999999 while Audit value is 444444444444   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As there is a prepayment penalty clause in the Note, this field is updated as yes.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 260   Tape Value: 207   Variance: 53   Variance %: 25.60386%   Comment: Stated Remaining Term as per Note is 207 while Audit Value is 260   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance:xx Variance %: 12.47040% Comment: Total Debt/Legal balance per Payment History. Data provided is xx while Audit Value is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "As per HUD-1, settlement date is xx/xx/2004 which is not aligned with the note date xx/xx/2004."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3174126	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,987.38	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	6.540%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/22/2003	XXXX	Not Applicable	7.500%	XXXX	09/XX/2003	Financial Hardship	The review of the updated title shows thatxx.
There is an junior open mortgage in the amount of xx with xx.
The taxes for the year 2016 - 17 are paid in the amount of $2,987.38. There are no prior delinquent taxes found.	The review of the payment history shows that the borrower is not making regular payments and the loan is 37 months delinquent. The details of last payment is not available. The UPB as per payment history is xx.	Collections Comments:The review of the payment history shows that the borrower is not making regular payments and the loan is 37 months delinquent.
The borrower has filed bankruptcy under chapter 13 plan, case# xx. The plan was confirmed on xx/xx/2013.
The loan file was referred to attorney on xx/xx/2010 for foreclosure. The notices were sent to the borrower in 2001, 2011, 2012. No sale date is fixed as yet.
There is an junior open mortgage in the amount of xx.
The taxes for the year 2016 - 17 are paid in the amount of $2,987.38. There are no prior delinquent taxes found.
Foreclosure Comments:The loan file was referred to attorney on xx/xx/2010 for foreclosure. The notices were sent to the borrower in 2001, 2011, 2012. No sale date is fixed as yet.
Bankruptcy Comments:The borrower has filed bankruptcy under chapter 13 plan, case# xx. The plan was confirmed on xx/xx/2013.
As per plan the borrower will pay $XX per month for 18 months and then $XX for last 48 months.	The modification agreement was done between xx (Borrower) and xx.(Lender)
Modification document states that at no time during the period of the loan will the interest rate be greater than 7.5. In this modification the term of payments have changed temporarily.	Credit Application Document Showing a Index Numerical Value Origination Appraisal	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Difference of upper and lower case Tape Source: Initial Tape Type:
Field: Current Bankruptcy Status   Loan Value: Plan Confirmed (Ch. 11, 13)   Tape Value: Proof of Claim - Filed   Variance:    Variance %:    Comment: Bankruptcy's status is plan confirmed   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: There is loan modification in the loan file.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As this is a conventional loan MI is not required.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: The Loan amortization type is ARM, however the tape is showing FIixed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: The payment string as per payment history is 444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999   Variance:    Variance %:    Comment: The payment string as per payment history is 444444444444.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment: Application is missing   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2032   Variance:    Variance %:    Comment: As per Modification agreement document the maturity date is not available.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 214   Tape Value: 178   Variance: 36   Variance %: 20.22471%   Comment: Stated remaining term as per Note is 214, tape is showing 178.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $22062.02 Variance %: 7.68620% Comment: LEgal balance per payment history is xx, tape is showing it as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index is unavailable."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The transaction date as per Note is xx/xx/2001 and as per ROR is xx/xx/2002."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx/xx/2001 as per Note, however as per HUD-1 it is xx/xx/2002"
																																																																																								* TIL not hand dated (Lvl 2) "The TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28991477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,100.53	04/21/2017	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Yes	xx	Not Applicable	XXX	8.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2017 shows that the subject mortgage originated on xx.

The chain of the assignment is not complete. Last assignment from xx. Latest assignment should be with xx

2016 Combined annual taxes are paid in the amount of $4101.56. No prior years delinquent taxes found.

The following liens and judgments are active on the title:
Junior mortgage in the amount of $XX with xx. “Lender” was recorded on xx/xx/2000.
Civil judgment in the amount of $XX against xx filed by xx” was recorded on xx/xx/2012.
Civil judgment in the amount of $XX against xxfiled by xx “plaintiff” was recorded on xx/xx/2007.

Review of payment history shows borrower is delinquent for more than 120+ days and next due for xx/xx/2012. The last payment was received on xx/xx/2017 in the amount $1460.99 for due date xx/xx/2012. The UPB is reflected in the amount $160,738.11. Loan modified through prior bankruptcy P&I $1460.99 for 65 installments which is located at (xx)	Collections Comments:Loan is in bankruptcy activity and next due for xx/xx/2012. The last payment was received on xx/xx/2017 in the amount $1460.99 for due date xx/xx/2012. The UPB is reflected in the amount xx.
Reason for default not stated in the collection comment.
Borrower filed bankruptcy chapter 13 case#xx and plan was confirmed on xx/xx/2016.  As per chapter 13 plan debtor shall make payment to the trustee 200 per month for 12 months and $3392 per month for 48 months for a total term of 60 months. Prior bankruptcy filed by borrower under chapter 13 on xx/xx/2014 case#14-24527 which is dismissed on xx/xx/2015 and terminated on xx/xx/2015. Loan has been submitted for foreclosure 5 times since 2007 and reinstated twice.  One of the borrowers has claimed BK 13 and made payments for awhile then stopped abruptly.  Chronic late pay.  Borrower only completed MOD paperwork however never followed signed documentation.
Foreclosure Comments:**Currently unable to foreclosure due to parcel division - probate.  Please see title
Foreclosure Released on 12/18/08 - see invoice.tif
Status date: 4/30/15; xx; complete restart due to BK $1875 approved multiple foreclosure proceedings - 7/5/0, 12/14/07, 3/21/08, 12/16/08, 8/3/09
Bankruptcy Comments:Borrower filed bankruptcy chapter 13 case#xx and plan was confirmed on xx/xx/2016. As per chapter 13 plan debtor shall make payment to the trustee 200 per month for 12 months and $3392 per month for 48 months for a total term of 60 months. Prior bankruptcy filed by borrower under chapter 13 on xx/xx/2014 case#14-24527 which is dismissed on xx/xx/2015 and terminated on xx/xx/2015. Loan modified through prior bankruptcy P&I $1460.99 for 65 installments which is located at (xx)	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xxS   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Due to missing BK information to confirm most recent foreclosure has halted, marked as current due to paper annoucement of Foreclosure Sale Date as of 9/23/14.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   tape value: $XXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 218 Tape Value: 360 Variance: -142 Variance %: -39.44444% Comment: Loan was originated xx/xx/2000 per documentation in file, this appears to be a data error. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available HUD-1 in file does not have 1st page and there is no estimated HUD-1 / itemization available in file to test compliance."	* Application Missing (Lvl 2) "Executed final application missing in the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Executed final application missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal missing in the loan file however appraised value considered from Transmittal."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6541230	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,974.33	05/01/2017	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2017, The subject Mortgage was originated onxx.
The chain of assignment is not complete as the subject mortgage is currently with xx dated xx/xx/2013.

1. There is an active lien in the amount of $XX.12 in favor of xx and was recorded on xx/xx/2005.
2. There 3 Notice of Federal Tax liens in favor of xx was recorded on xx/xx/2007 in the amount of $XX, 2nd was recorded on xx/xx/2007 in the amount of $XX, 3rd was recorded on xx/xx/2009 in the amount of $XX.
3. There is an open foreclosure in favor of xx and was recorded on xx/xx/2015.
4. There an active junior mortgage in the amount of $XX in favor of xxin and was recorded on xx/xx/2014.

2016/2017 year combined annual taxes of $3,974.33 were paid off and no prior years delinquent taxes found.	Review of updated payment history shows the subject loan is currently delinquent for +240 days. The last payment was received on xx/xx/2017 in the amount of $2,178.43 for the due date of xx/xx/2016 and the next due date is xx/xx/2016. The UPB as of the date is in the amount xx.	Collections Comments:The subject loan is currently in active Bankruptcy and review of updated payment history shows the subject loan is currently delinquent for +240 days. The last payment was received on xx/xx/2017 in the amount of $2,178.43 for the due date of xx/xx/2016 and the next due date is xx/xx/2016. The UPB as of the date is in the amount xx.
As per latest BPO [xx] dated xx/xx/2017, the subject property was occupied by unknown party and in good condition.
File was referred to attorney on xx/xx/2014 and service was completed on xx/xx/2015. FC sale was scheduled for xx/xx/2015 however, sale was postponed due the Bankruptcy was filed on xx/xx/2015.
Borrower filed bankruptcy under chapter 13 with case # xx and plan was confirmed on xx/xx/2016.  As per the amended chapter-13 plan, the borrower shall pay to the trustee $680.00 per month for 60 months.
Foreclosure Comments:File was referred to attorney on xx/xx/2014 and service was completed on xx/xx/2015. FC sale was scheduled for xx/xx/2015 however, sale was postponed due the Bankruptcy was filed on xx/xx/2015.
Bankruptcy Comments:Borrower filed bankruptcy under chapter 13 with case # xx and plan was confirmed on xx/xx/2016. As per the amended chapter-13 plan, the borrower shall pay to the trustee $680.00 per month for 60 months.	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is "Moderate" as this loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as finance charges of the loan exceeded in the amount of $259.83 than the disclosed finance charges."
																																																																																								* Incorrect Property address on Note Document. (Lvl 2) "Zip code in the original Note, DOT is appeared as 20906 however, it's mentioned in updated title report as 20916."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27745305	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,825.63	04/14/2017	xx	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/09/2011	XXXX	Not Applicable	7.750%	XXXX	10/XX/2011	Financial Hardship	Review of updated title report dated xx/xx/2017 shows the subject mortgage is originated on xx.
The chain of assignment of mortgage is complete since subject mortgage is currently with xx record dated on xx/xx/2011 instead of NRZ.
No active judgments or liens found pending.
2017 combined annual taxes were paid off in the amount of $2,825.63 dated xx/xx/2016.
No prior years delinquent taxes found. Estimated taxes for the year 2017 will be due in the amount of $2,825.63.	As per review of payment history as of date5/30/2017, payments are delinquent for more than 120+ days and next due for xx/xx/2013. The last payment was received on xx/xx/2017 for due date xx/xx/2013 in the amount of $1,204.88 towards PITI. The UPB is in the amount of xx.

Collections Comments:As per review of payment history as of date5/30/2017, payments are delinquent for more than 120+ days and next due for xx/xx/2013. The last payment was received on xx/xx/2017 for due date xx/xx/2013 in the amount of $1,204.88 towards PITI. The UPB is in the amount of $XXXX.
Loan is currently in not active bankruptcy chapter 13 case # xx and the plan was dismissed  on xx/xx/2017. Per amended chapter 13 plan debtor shall pay to the trustee the sum of $1,110.00 per month for 1-4 months then $500.00 per month for 6 months and then $1,405.00 per month for 60 months.
Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant on 9/4/208 by attorney. FC process delayed due to loss mitigation efforts.  FC process currently went on hold. No further details available.
As per available servicing comments shows reason for default is curtailment in income. There is no evidence found about property condition.

Foreclosure Comments:Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant on 9/4/208 by attorney. FC process delayed due to loss mitigation efforts.  FC process currently went on hold. No further details available.
Bankruptcy Comments:Loan is currently in not active bankruptcy chapter 13 case # xx and the plan was dismissed on xx/xx/2017. Per amended chapter 13 plan debtor shall pay to the trustee the sum of $1,110.00 per month for 1-4 months then $500.00 per month for 6 months and then $1,405.00 per month for 60 months.	The loan modification agreement was made on xx/xx/2011 between xx borrower and xx Lender.
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of $XXXX with rate at 7.750% and a P&I payment of $915.06 beginning xx/xx/2011 with a new maturity date of xx/xx/2051.	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Currently in foreclosure is yes but tape shows no Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2011   Tape Value: xx/xx/2011   Variance: -11 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2011 but tape shows xx/xx/2011   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: $XXXX   tape value: $XXXX   Variance: $838.84   Variance %: 0.62413%   Comment: Modification interest bearing amount is $135,239.50 but tape shows $134,400.66   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: 99999999FF99999999999999   Variance:    Variance %:    Comment: Payment history string is 44444444444 but tape shows 9999999FF99999999999999   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 45675555587899999F999999   Variance:    Variance %:    Comment: payment history string reversed is 444444444444 but tape shows 456755555878999999F999999   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction per Hud-1 is cash out but tape shows purchase   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose per application is refinance but tape shows purchase   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 461 Tape Value: 360 Variance: 101 Variance %: 28.05555% Comment: Stated remaining term is 461 but tape shows 360 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as TILA test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed for finance charge. TILA Finance Charge Test is fail :Loan data is $219,045.50 and allowed amount is $220,034.18, Hence, the variance is  -$988.68"
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8555616	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,852.94	12/23/2015	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	5.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro title report dated xx/xx/2017, the subject mortgage was originated on xx.
Chain of the assignment is  not complete. Latest assignment as per pro title report is from xx recorded on xx/xx/2015. However, the assignment must be with the NRZ Pass through Trust.
There is mortgage foreclosure against the borrower xx recorded on xx/xx/2016 by Kristine D Brown.
Taxes for the year 2016/2017 in combined jurisdiction Annual installment is paid in the $2852.94 on xx/xx/2016.
No prior years delinquent taxes were found.	Review of the payment history shows borrower is delinquent with the loan for more than 120+ days. Tha last payment was received on xx/xx/2015 which was applied on xx/xx/2015 and the next due date is xx/xx/2015. The current UPB is reflecting in the amount of xx and the current P&I is $996.65.	Collections Comments:Currently, the loan is in collection as the bankruptcy has been terminated and the next due date is xx/xx/2015. The last payment was received on xx/xx/2015 which was applied on xx/xx/2015. The current UPB is reflecting in the amount of xx and the current P&I is $996.65.
The modification has never been done since origination.
Per comment dated xx/xx/2017 reason for default is the death of the Co-borrower (xx ). However, borrower intents to keep home.
The foreclosure was initiated. Loan was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. As per the document located at xx, bid 100% of total debt in the amount of $76124.99. As per comment dated xx/xx/2017, the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to borrower filed bankruptcy chapter 13.
Borrower filed bankruptcy chapter 13 case # xx. The debtor was dismissed on xx/xx/2017. The plan was terminated on xx/xx/2017.
As per xx inspection, the subject property is occupied by unknown and it is in good condition.
````````
Foreclosure Comments:The foreclosure was initiated. Loan was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. As per the document located at xx, bid 100% of total debt in the amount of $76124.99. As per comment dated xx/xx/2017, the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to borrower filed bankruptcy chapter 13.
Bankruptcy Comments:Borrower filed bankruptcy chapter 13 case # xx. The debtor was dismissed on xx/xx/2017. The plan was terminated on xx/xx/2017.	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note, borrower first name is xx however, tape data reflects xx. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per comments, foreclosure was initiated, however, tape data reflects No.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Modification has never been done since origination, however, tape data reflects mod step indicator as No.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification has never been done since origination, however, tape data reflects modification interest bearing amount xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: FFFFFFF99999999887FFF321   Variance:    Variance %:    Comment: As per payment history, string is 444444444444, however, tape data reflects FFFFFFF99999999887FFF321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: As per payment history, string reversed is 444444444444, however, tape data reflects 999999999999999999999999.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per HUD-1 purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 72 Tape Value: 180 Variance: -108 Variance %: -60.00000% Comment: As per note, first payment date is xx/xx/2006 and the maturity date is xx/xx/2021, hence, stated remaining term is 72, however, tape data reflects 180. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL Loan Data: $6,429.75 Comparison Data: $6,250.00 Variance: +$179.75.
This loan failed the predatory lending guidance test due to one or more of the following findings:The loan failed the points and fees test.This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data: $6,904.75 Comparison Data: $6,250.00 Variance: +$654.75."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, the transaction date is xx/xx/2006 which is not aligned with note date xx/xx/2006."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2006 which is not aligned with note date xx/xx/2006."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78309380	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	05/12/2017	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	5.600%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	06/01/2012	XXXX	Not Applicable	2.503%	XXXX	07/XX/2012	Financial Hardship	As per the review of Pro-Title Report dated xx/xx/2017, the subject mortgage was originated on xx.
The chain of the assignment is complete. Latest assignment is from xx and recorded on xx/xx/2014.
As per Affidavit as to erroneous assignment of mortgage recorded on xx/xx/2017, the last assignment from xx recorded on xx/xx/2014 was erroneously assigned by corporate assignment of mortgage.
As per this affidavit, xx is current owner and holder of the mortgage.
There is one active junior mortgage against xx originated on xx/xx/2005 in favor of xx in the amount of xx and was recorded onxx.
There are two civil judgments against xx in the favor of xx in the amount of xx.
A civil judgment is against xx in the favor of xx. in the amount of xx and was recorded onxx.
A civil Judgment is in the amount of xx in favor of xx recorded on xx/xx/2012.
2017 City annual taxes are paid. However, the amount is not mentioned.
As per the updated payment history as of xx/xx/2017, the borrower is delinquent for more than 120+ days and the next due date is xx/xx/2015. The last payment received on xx/xx/2017 in the amount of $1116.08 which was applied to xx/xx/2015. The current UPB is reflecting in the latest payment in the amount of xx.	Collections Comments:The loan is currently in the active bankruptcy and due for xx/xx/2015. The last payment received on xx/xx/2017 in the amount of $1,116.08 which was applied to xx/xx/2015. The current UPB is reflecting in the latest payment in the amount of xx.
As per servicing comment, the reason for default is a curtailment of income.
The workout plan was offered to the borrower on xx/xx/2012. Trial payment was due on xx/xx/2012 till xx/xx/2012 in the amount $1,117.20. The borrower has successfully completed the trial plan.
The loan has been modified xx/xx/2012. The new modified principal balance per modification is in the amount of $XXXX with step interest rate starting at 2.503 % and borrower promises to pay P&I in the amount of $805.06 beginning on xx/xx/2012. The maturity date reflects per modification is xx/xx/2052. The lender has forgiven principal balance in the amount of $XXXX. The borrower was default with the last modification.
As per servicing comment dated xx/xx/2015, servicer has suggested to the borrower to look into putting subject property for sale to retain some equity.
As per review of servicing comments and loan file, foreclosure was initiated and referred to an attorney on xx/xx/2014. However, the foreclosure was held due to borrower filed bankruptcy under chapter 13 with case#xx and the plan was confirmed on xx/xx/2017. As per confirmed chapter 13 plan, the debtor shall pay to the trustee in the amount of $550.00 for the term of 59 months. On or before the 60th month of the plan, the debtor shall pay the trustee a lump sum payment in the sum of $XXXX.
Order on motion for relief was filed on xx/xx/2017. As per the Notice of mortgage payment change, the new mortgage payment is $1135.53 which is due on xx/xx/2017.
As per inspection report dated xx/xx/2017, the property is occupied by an unknown party and is in good condition. No damage was found to the subject property.

Foreclosure Comments:As per review of servicing comments and loan file, foreclosure was initiated and referred to an attorney on xx/xx/2014.
However, the foreclosure was held due to borrower filed bankruptcy under chapter 13 with case#xx and the plan was confirmed on xx/xx/2017. The foreclosure is still on hold as the loan is currently in the active bankruptcy.

Bankruptcy Comments:As per the review of PACER report, the borrower filed bankruptcy under chapter 13 with case #xx and the plan was confirmed on xx/xx/2017.
As per confirmed chapter 13 plan, the debtor shall pay to the trustee in the amount of $550.00 for the term of 59 months. On or before the 60th month of the plan, the debtor shall pay the trustee a lump sum payment in the sum of $XXXX.
 Order on motion for relief was filed on xx/xx/2017.  As per the Notice of mortgage payment change, the new mortgage payment is $1135.53 which is due on xx/xx/2017.
This modification agreement was made on xx/xx/2012 between the borrower xx and the Lenderxx.
The new modified principal balance per modification is in the amount of xx with step interest rate starting at 2.503 % and borrower promises to pay P&I in the amount of $805.06 beginning on xx/xx/2012. The maturity date reflects per modification is xx/xx/2052. The lender has forgiven principal balance in the amount of $XXXX.

xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the available loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98487661	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$501.02	05/15/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2017 shows the subject mortgage xx.
The chain of the assignment is incomplete currently the mortgage with xx. dated xx/xx/2016.
No active judgment or liens found pending.
2016-17 taxes are paid in the amount $501.02. No prior year delinquent taxes are found. 2017-18 estimated taxes are due.
Review of payment history shows borrower is delinquent for more than 120+ days and next due for xx/xx/2015. The last payment was received on xx/xx/2017 in the amount $668.37 for due date xx/xx/2015. The UPB is reflected in the amount xx till due date xx/xx/2015.	Collections Comments:As per servicing comment, current legal status is active bankruptcy and borrower next due for xx/xx/2015. The reason for default as per servicing comment is a reduction of income. A review of collection comment shows no indication of post closing foreclosure activity.
Borrower filed bankruptcy chapter 13 case #xx and plan was confirmed on xx/xx/2014. As per modified chapter 13 plan dated xx/xx/2014, Debtor shall pay $5885 for  11 months and $790 per month for the period of 49 months.
Payment history shows borrower is delinquent for more than 120+ days and next due for xx/xx/2015. The last payment was received on xx/xx/2017 in the amount $668.37 for due date xx/xx/2015. The UPB is reflected in the amount $XXXX till due date xx/xx/2015.
BPO report dated xx/xx/2016 shows subject property occupancy status is owner occupied and as is sales price is 80,000.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Borrower filed bankruptcy chapter 13 case #xx and plan was confirmed on xx/xx/2014. As per modified chapter 13 plan dated xx/xx/2014, Debtor shall pay $5885 for 11 months and $790 per month for the period of 49 months.	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21750501	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,461.54	04/28/2017	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	06/04/2013	XXXX	XXXX	4.000%	XXXX	07/XX/2013	Financial Hardship	As per the review of updated title dated on xx/xx/2017, the subject mortgage was xx.
There are 6 civil judgments in the amountxx.
2016/17 1st and 2nd installment taxes are paid in the amount $3461.54 . No prior years delinquent taxes are found.
As per the review of payment history, the borrower is delinquent for 120+days and next due is for xx/xx/2017. The last payment was received on xx/xx/2017 which was applied to xx/xx/2016 payment in the amount $1405.10. As per payment history current UPB xx and current P&I is $990.10.	Collections Comments:The loan is currently in active bankruptcy and next due is for xx/xx/2017. The last payment was received on xx/xx/2017 which was applied to xx/xx/2016 payment in the amount $1405.10. The borrower has filed bankruptcy under Chapter 13, case # xx. The plan was confirmed on xx/xx/2016. Foreclosure was initiated and no details are found.The loan was modified once since origination and borrower is making his payments as per the mod terms. The borrower was trying a short sale, later it was rejected. The loan was not eligible for HAMP for reason other than below 31% DTI. The borrower is intent to keep the property. The reason for default is a curtailment of income. As per collection comments, the property is owner occupied with no repairs noted.
Foreclosure Comments:Reviewed servicing comments and the loan was referred to foreclosure on xx/xx/2015 and complaint was filed on xx/xx/2016. The borrower filed bankruptcy which caused the foreclosure to be placed on hold.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 13, case # xx. The plan was confirmed on xx/xx/2016.
The amended Chapter 13 plan reflects that the debtor will pay $365 for 5 months and $510 for 55 months for a total term of 60 months.	The loan modification was done on xx/xx/2013 between xx in favor of xx. The UPB is xx and modified rate 4% with monthly P&I $990.10. The first payment date is xx/xx/2013 with a maturity date of xx/xx/2053.	Field: Last Payment Received Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 |---| 24 (Days) |----| Comment: As per the latest payment history, the last payment received date is xx/xx/2017. Tape reflects xx/xx/2017. Tape Source: Initial Tape Type:
Field: Mos Currently Delinquent per Payment History   Loan Value: 13   Tape Value: 14   Variance: -1   Variance %: -7.14285%   Comment: As per payment history, the mos currently delinquent per payment history is 13. tape reflects 14.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444   Tape Value: eeedddedcccc   Variance:    Variance %:    Comment: As per the latest payment history, the string is 444444444444. Tape reflects eeeedddedcccc   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444   Tape Value: ccccdededeee   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is 444444444444. Tape reflects ccccdededeee.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: $58295.81   Variance %: 24.60777%   Comment: As per modification agreement, the principal balance is xx Tape reflects xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: As per application, the purpose of transaction is cash out - other. Tape reflects Lower rate or term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, the subject property type is low rise condo (1-4 stories). Tape reflects single family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60343111	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	XXX	$0.00	$2,245.61	07/11/2017	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	XXX	8.735%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/01/2013	XXXX	XXXX	4.000%	XXXX	10/XX/2013	Financial Hardship	The review of the updated title report dated xx/xx/2017 shows that the subject mortgage originated onxx.

The following liens and judgments are active on the title:
1. There is active civil judgment on subject property with the amount of $XX was recorded on xx/xx/2014 with plaintiff's xx.
 2. There is active civil judgment on property in the amount of $XX was recoreded on xx/xx/2017 with plaintiff's xx (USA), N.A
 3. There is actice civil judgment on subject property in the amount of $XX was recorded on xx/xx/2008 with plaintiff's name xx.
 4. There is active civil judgment on property with the amount of $XX was recorded on xx/xx/2015 and with plaintiff's byxx .
5. There is active civil judgment on subject property with the amount of $XX was recorded on xx/xx/2016 with plaintiff's xx.
6. There is active state tax lien on subject property in the amount of $XX was recorded on xx/xx/2016 with plaintiff's by xx.
7. There is active state tax lien on subject property in the amount of $XX was recorded on xx/xx/2017 with plaintiff's xx.

Annual county property taxes for the year 2017 was paid on in the amount of $2245.61.
2018 Annual combined taxes are due in the amount of $2534.97.
No prior years delinquent taxes found.	Review of the payment history provided by xx, and other for the period xx/xx/2008 till xx/xx/2017 shows borrower is more than 90 plus days delinquent. The last payment received was in the amount of $931.23 on xx/xx/2017 for due date xx/xx/2017. The next due date is xx/xx/2017. Current UPB reflects in the provided pay history is in the amount of $157,918.73 .
Collections Comments:The loan is currently active in bankruptcy. Borrower filed bankruptcy under Chapter-13 with Case#xx and the plan was confirmed on xx/xx/2015. There is no foreclosure activity found in the last 24 months.
The borrower is not making regular payments and delinquent for more than 120+ days, The last payment was received in the amount of $1261.28 for the due date xx/xx/2017 on xx/xx/2017.
As per collection comments the reason for default is death in family.
There is no damages and repairs noted on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, Borrower filed bankruptcy under Chapter-13 with Case#14-22725 on xx/xx/2014 and the plan was confirmed on xx/xx/2015.
As per Chapter 13 Plan, The debtor (borrower) will pay to the U.S. Trustee the sum of $355.00 every month for 60 month (Plan payment length). Voluntary petition filed on xx/xx/2014  shows amount of secured claim $178549.00 and unsecured portion $18549.00. Motion for relief from automatic stay was filed on xx/xx/2015.
Loan modification agreement was made between borrower xx and lender xx, fsb on xx/xx/2013. The new modified rate is 4% and borrower promises to pay P&I in the amount of $931.23 beginning xx/xx/2013 .The new principal balance is $XXXX.The maturity date is xx/xx/2018.
Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is incomplete as 3rd page out of 4 is missing from the loan file. Information captured from the same document."
* Application Not Signed by All Borrowers (Lvl 2)     "Final Application is incomplete as 3rd page out of 4 is missing from the loan file. Information captured from the same document."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2792850	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$393.13	05/08/2017	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	XXX	9.385%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/6/17 shows that the mortgage was originated on xx.
The chain of the assignment is complete. Latest assignment is from xx and was recorded on xx/xx/2012.
No active judgments or liens found.
Combine annual taxes for the year 2016 are paid in the amount of $393.13.
No prior years delinquent taxes found.
Review of the latest payment history shows that the borrower is delinquent with the loan for more than 120 days and is next due for xx/xx/2017 payment. The last payment was received on xx/xx/2017 in the amount of $834.80 which was applied to xx/xx/2016. The current UPB reflects in the amount of xx and the current P&I is $740.75 and the current PITI is $834.80.	Collections Comments:The review of the latest servicing comments shows that the loan is in foreclosure and is next due for xx/xx/2017 payment. The last payment was received on xx/xx/2017 in the amount of $834.80 which was applied to xx/xx/2016. The current UPB reflects in the amount of xx and the current P&I is $740.75 and the current PITI is $834.80.
The reason for default is a curtailment of income.
As per comment dated xx/xx/2009 shows that there was a payment dispute. It kept on reflecting in the further servicing comments till xx/xx/2016.  However, no further information is provided whether it got resolved.
The borrower was making payment as per the rate reduction rider found in the loan file.
The loan has never been modified since origination.
Foreclosure was initiated on xx/xx/2009 and was put on hold later foreclosure procedure began on xx/xx/2010, complaint was filed and judgment was entered on xx/xx/2010, however, foreclosure was put on hold as file was sent to loss mitigation and forbearance agreement was given to the borrower, but the plan was failed and foreclosure was restarted on 12/10/11 and sale was scheduled for xx/xx/2012 and later the same was postponed to xx/xx/2013, however, the sale was put on hold as the borrower filed bankruptcy on xxunder chapter 13 case# xx and the case was dismissed on xx/xx/2017 and foreclosure was started again on xx/xx/2017 and on xx/xx/2017, service was released to new servicer xx. Further action is awaited.
As per the comments, the subject property is owner occupied and no damages were noted in comments history.

Foreclosure Comments:Foreclosure was initiated on xx/xx/2009 and was put on hold later foreclosure procedure began on xx/xx/2010, complaint was filed and judgment was entered on xx/xx/2010, however, foreclosure was put on hold as file was sent to loss mitigation and forbearance agreement was given to the borrower, but the plan was failed and foreclosure was restarted on 12/10/11 and sale was scheduled for xx/xx/2012 and later the same was postponed to xx/xx/2013, however, the sale was put on hold as the borrower filed bankruptcy on xx under chapter 13 case# xx and the case was dismissed on xx/xx/2017 and foreclosure was started again on xx/xx/2017 and on xx/xx/2017, service was released to new servicer xx. Further action is awaited.
Bankruptcy Comments:Review of the bankruptcy shows that the borrower had filed bankruptcy on xx under chapter 13 case# xx and the case was dismissed on xx/xx/2017 and was terminated on xx/xx/2017.
Amended proof of claim was filed on xx/xx/2013.	Not Applicable	Credit Application	Field: Corporate Advances: Recoverable per Payment History Loan Value: $XXXX Tape Value: $3975.00 |---| $-3975.00 |----| -100.00000% Comment: As per the latest payment history, Corporate advances is $0, however, the tape data reflects $3975. Tape Source: Initial Tape Type:
Field: Current Bankruptcy Proof of Claim (POC) Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 98 (Days)   Variance %:    Comment: As per the review of bankruptcy, the current bankruptcy POC date is xx/xx/2013, however, the tape data reflects xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Escrow Advance Balance per Payment History   Loan Value: $XXXX   Tape Value: $0.00   Variance: $399.96   Variance %:    Comment: As per the latest payment history, Escrow advance balance is $399.96, however, the tape data reflects $0.   Tape Source: Initial   Tape Type:
Field: Lien Priority Type   Loan Value: Second   Tape Value: First   Variance:    Variance %:    Comment: As per the final title policy, there were active senior mortgages at the time of origination, hence, lien priority is updated as Other.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Note, this field is not applicable, tape data also reflects No.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2005   Variance: -30 (Days)   Variance %:    Comment: As per Appraisal report, appraisal date is xx/xx/2005, however, the tape data reflects xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2005   Variance: -5 (Days)   Variance %:    Comment: As per Note, the original doc date is xx/xx/2005, however the tape data reflects xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 156.967%   Tape Value: 92.850%   Variance: 64.117%   Variance %: 64.11700%   Comment: As per final title policy, there is a senior mortgage in the amount of $XXXX and as per appraisal report, the appraised amount is $XXXX, hence, the LTV is 156.967%, however, the tape data reflects $92.850.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $XXXX   Tape Value: $740.75   Variance: $36.87   Variance %: 4.97738%   Comment: As per Note, the original P&I is $924.84, however, the tape data reflects current P&I in the amount of $740.75   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.38520%   Tape Value: 8.88500%   Variance: 0.50020%   Variance %: 0.50020%   Comment: As per Note, original stated rate is 9.3852%, however, the tape data reflects current rate of 8.885%   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As this is refinance transaction, this field will automatically get not applicable, however, the tape data reflects xx   Tape Source: Initial   Tape Type:
Field: Suspense Balance per Payment History   Loan Value: $XXXX   Tape Value: $377.68   Variance: $868.00   Variance %: 229.82418%   Comment: As per the latest payment history, suspense balance is $1245.68, however, the tape data reflects $377.68.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History   Loan Value: xx   Tape Value: xx   Variance: $17871.11   Variance %: 19.86271%   Comment: As per the latest payment history, total debt/legal balance is xx however, the tape data reflects $89973.17.   Tape Source: Initial   Tape Type:
Field: Value Used By Lender For LTV Loan Value: xx Tape Value: $70.84 Variance: $100529.16 Variance %: 141910.16374% Comment: As per Appraisal report, value used by lender for LTV is xx however, the tape data reflects $70.84. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: Fail, Loan Data:5%, Comparison Data: 1.865%, Variance: +3.135%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: Fail, Loan Data:5%, Comparison Data: 1.865%, Variance: +3.135%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per final title policy, there is a senior mortgage in the amount of $64,500.00 and as per appraisal report, the appraised amount is $100,600.00, hence, the LTV/CLTV exceeds 100%."
* Not all borrowers signed HUD (Lvl 2)     "HUD-1 is not signed by all the borrowers."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: